UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 – April 30, 2016

Item 1: Reports to Shareholders

Vanguard Municipal Bond Funds

Vanguard Tax-Exempt Money Market Fund

Vanguard Short-Term Tax-Exempt Fund

Vanguard Limited-Term Tax-Exempt Fund

Vanguard Intermediate-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund

Vanguard High-Yield Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Tax-Exempt Money Market Fund	8
Short-Term Tax-Exempt Fund	31
Limited-Term Tax-Exempt Fund	38
Intermediate-Term Tax-Exempt Fund	45
Long-Term Tax-Exempt Fund	52
High-Yield Tax-Exempt Fund	59
About Your Fund’s Expenses	66
Trustees Approve Advisory Arrangements	68
Glossary	69

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails.
At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2016
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields[1]	Yields[2]	Returns	Returns	Returns
Vanguard Tax-Exempt Money Market Fund	0.30%	0.53%	0.03%	0.00%	0.03%
Tax-Exempt Money Market Funds Average[3]					0.01

Vanguard Short-Term Tax-Exempt Fund
Investor Shares	0.65%	1.15%	0.38%	0.00%	0.38%
Admiral™ Shares [4]	0.73	1.29	0.42	0.00	0.42
Barclays 1 Year Municipal Bond Index					0.29
1–2 Year Municipal Funds Average[3]					0.15

Vanguard Limited-Term Tax-Exempt Fund
Investor Shares	0.88%	1.55%	0.75%	0.27%	1.02%
Admiral Shares [4]	0.96	1.70	0.79	0.27	1.06
Barclays 1–5 Year Municipal Bond Index					0.97
1–5 Year Municipal Funds Average[3]					0.75

Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	1.36%	2.40%	1.42%	1.83%	3.25%
Admiral Shares [4]	1.44	2.54	1.46	1.83	3.29
Barclays 1–15 Year Municipal Bond Index				.	2.82
Intermediate Municipal Funds Average[3]					2.91

Vanguard Long-Term Tax-Exempt Fund
Investor Shares	1.90%	3.36%	1.84%	2.71%	4.55%
Admiral Shares [4]	1.98	3.50	1.88	2.71	4.59
Barclays Municipal Bond Index					3.55
General & Insured Municipal Debt Funds Average[3]					3.59

Vanguard High-Yield Tax-Exempt Fund
Investor Shares	2.44%	4.31%	1.88%	2.68%	4.56%
Admiral Shares [4]	2.52	4.45	1.92	2.68	4.60
Barclays Municipal Bond Index					3.55
General & Insured Municipal Debt Funds Average[3]					3.59

1 7-day SEC yield for the Tax-Exempt Money Market Fund; 30-day SEC yield for the other funds.
2 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 43.4%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
3 Derived from data provided by Lipper, a Thomson Reuters Company.
4 Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

1

Chairman’s Letter

Dear Shareholder,

Relatively strong demand and light supply helped the broad U.S. municipal bond market return well over 3% for the six months ended April 30, 2016, outpacing the broad taxable market.

Investors were especially drawn to securities offering safety and yield, a bias that helped Vanguard Long-Term Tax-Exempt Fund return 4.55% and Vanguard Intermediate-Term Tax-Exempt Fund return 3.25% for the six months. Vanguard High-Yield Tax-Exempt Fund, the bulk of whose holdings are securities maturing in more than ten years, returned 4.56%. For all three funds, price appreciation accounted for well over half of their returns. (All returns and SEC yields cited in this letter are for the funds’ Investor Shares.)

The returns of our two muni bond funds holding shorter-term securities were more modest, with little or no price appreciation. Vanguard Limited-Term Tax-Exempt Fund returned 1.02% and Vanguard Short-Term Tax-Exempt Fund 0.38%. Vanguard Tax-Exempt Money Market Fund returned 0.03%.

All the funds returned more than their peers over the period, and all the bond funds outpaced their benchmark indexes. The Long-Term and High-Yield Funds did so by the widest margins.

The municipal yield curve flattened over the six months. The Money Market Fund’s 7-day SEC yield rose from 0.01% at the end of October to 0.30%, a level not seen since 2009. The Short-Term and Limited-Term Funds’ 30-day yields rose as well, by 35 basis points for the Short-Term Fund and 13 basis points for the Limited-Term Fund. The yields for the three other funds fell, by 22 basis points for the Intermediate-Term Fund, 36 for the Long-Term Fund, and 27 for the High-Yield Fund. (A basis point is one-hundredth of a percentage point.)

Please note that the funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of April 30, only the Tax-Exempt Money Market Fund and the High-Yield Tax-Exempt Fund owned securities that would generate income distributions subject to the AMT.

Before moving on to the markets, I wanted to give you a brief update on money market reforms. As we’ve mentioned

Market Barometer
			Total Returns
		Periods Ended April 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.82%	2.72%	3.60%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.55	5.29	5.37
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.10	0.05

Stocks
Russell 1000 Index (Large-caps)	0.22%	0.34%	10.81%
Russell 2000 Index (Small-caps)	-1.90	-5.94	6.98
Russell 3000 Index (Broad U.S. market)	0.06	-0.18	10.50
FTSE All-World ex US Index (International)	-1.52	-10.65	0.25

CPI
Consumer Price Index	0.60%	1.13%	1.25%

2

before, the Securities and Exchange Commission adopted core reforms for money market funds that will come into effect in October 2016. Their impact on the Tax-Exempt Money Market Fund, to be designated a retail fund, will be minimal. The fund will continue to seek to maintain a stable share price of $1.

Bonds have proved attractive with help from the Fed The broad U.S. bond market returned 2.82% for the half year. After retreating in November and December, the bond market recorded positive results for each of the next four months. While the Federal Reserve raised its short-term interest rate target a quarter of a percentage point to 0.25%–0.5% in December, its cautious tone about further increases helped keep longer-term rates from rising.

In fact, the yield of the 10-year U.S. Treasury note closed at 1.83% at the end of April, down from 2.17% six months earlier. (Bond prices and yields move in opposite directions.)

Despite the hike, short-term rates remained very low historically, restraining returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 8.72%. In a reversal from the trend of recent years, foreign currencies strengthened against the dollar, helping international bonds. Even without this currency benefit, international bond returns were solid.

U.S. stocks traveled a rocky road, finishing the period about even The broad U.S. stock market delivered little in the way of returns for a half year marked by inconsistency, sharp declines, and even sharper rallies.

After struggling during the first four months of the period, U.S. stocks rebounded in the final two. Most of the surge came in March as investors cheered the Fed’s indication that it would scale back its original plan for interest rate hikes in 2016. Continued aggressive stimulus by central banks in Europe and Asia and a recovery in oil prices also helped.

International stocks traced an even rockier path than their U.S. counterparts en route to modestly negative returns. Developed markets, especially in Europe, notched weak results, while emerging markets managed a slight advance.

Munis benefited from tight supply and an appetite for yield Muni yields were pulled in different directions over the period. The yields of very-short-term municipal bonds rose even before the Fed’s long-awaited and well-telegraphed December rate increase. On the other hand, the yields of longer-term munis were pushed lower as demand for these securities was fueled by concerns about the fragile state of global growth. Other contributing factors included the subdued outlook for inflation (with oil prices volatile but still very low) and, toward the end of the period, the Fed’s dampening of expectations for further rate hikes.

On the supply side of the equation, issuance was down compared with the comparable period a year earlier. Although state coffers continued to benefit from rising tax revenues, municipal issuers didn’t have much appetite for initiating new capital projects. Refunding activity was down, but still made up the larger share of issuance.

This environment was favorable for the Intermediate-Term, Long-Term, and High-Yield Funds as they had more exposure to longer-dated bonds than their benchmarks. Security selection also helped the funds outpace their comparable standards.

With investors reaching for yield, the tilt in the funds toward A-rated bonds and, to a lesser extent, BBB-rated bonds worked to their advantage. Their advisor, Vanguard Fixed Income Group, also added value by favoring some segments of the muni market that offered more yield. Those sectors varied by fund, but tended to include debt issued by hospitals, universities, and airports.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average[2]
Tax-Exempt Money Market Fund	0.15%	—	0.09%
Short-Term Tax-Exempt Fund	0.20	0.12%	0.60
Limited-Term Tax-Exempt Fund	0.20	0.12	0.69
Intermediate-Term Tax-Exempt Fund	0.20	0.12	0.82
Long-Term Tax-Exempt Fund	0.20	0.12	0.94
High-Yield Tax-Exempt Fund	0.20	0.12	0.94

1 The fund expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the funds’ annualized expense ratios were: for the Tax-Exempt Money Market Fund, 0.10%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The expense ratio for the Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%.

2 Peer groups are: for the Tax-Exempt Money Market Fund, Tax-Exempt Money Market Funds; for the Short-Term Tax-Exempt Fund, 1–2 Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year Municipal Funds; for the Intermediate-Term Tax-Exempt Fund, Intermediate Municipal Funds; for the Long-Term Tax-Exempt Fund and High-Yield Tax-Exempt Fund, General & Insured Municipal Debt Funds. Peer-group values are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

3

The funds’ holdings of premium callable bonds performed well. Because these bonds may be redeemed before maturity, exposing investors to reinvestment risk, they offer attractive yields and the potential for favorable returns across many interest rate scenarios.

The advisor had only minimal exposure to Puerto Rico debt, even in the High-Yield Fund, despite the draw of its income being exempt at the federal, state, and local levels and the comparatively high yields on offer. Our credit analysts found few instances where investors were likely to be adequately compensated for the level of risk associated with the debt of this financially troubled commonwealth.

For more information about the advisor’s approach and the funds’ positioning during the period, please see the Advisor’s Report that follows this letter.

Whether it’s index or active, low costs and talent matter

If you listen to some investing pundits, you might think index investing and actively managed investing are incompatible opposites. We at Vanguard don’t see it that way.

To us, it’s not index versus active. In fact, depending on your goals, it could well be index and active.

Vanguard is a pioneer in index investing. In 1976, we opened the first index mutual fund, giving shareholders an opportunity to track the performance of the S&P

500 Index. But our roots in active management—which aims to choose investments that will outperform the market—go back to the 1929 launch of what became Vanguard Wellington™ Fund.

Our index and active funds share important traits. Both are low cost, and as their assets grow, we can further cut expenses and pass on the economies of scale to investors. That allows you to keep more of your fund’s returns.

And low costs aren’t the whole story. Talent and experience are vital regardless of a fund’s management style.

When it comes to indexing, portfolio managers in our Equity Index Group and Fixed Income Group have honed their expertise over decades. That expertise helps our index funds meet their objectives of closely tracking their benchmarks.

Our active funds, too, benefit from world-class managers—both our own experts and premier money managers we hire around the globe. There’s no guarantee that active management will lead to market-beating results, but the combination of talent and low costs can give investors a better chance of success.

If you’d like to know more, see Keys to Improving the Odds of Active Management Success and The Case for Index-Fund Investing, available at vanguard.com/research.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 12, 2016

The potential upside of rising rates

Bond fund investors may wonder about the effect of rising interest rates on bond prices—
even though the Federal Reserve has raised rates more slowly than anticipated.

Initially, as interest rates go up, the market value of bonds in a portfolio will decline, bringing their yields closer to those of newer issues. However, the opportunity to reinvest cash flow into higher-yielding bonds over time can benefit investors who can wait.

Consider a hypothetical example of an intermediate-term investment-grade taxable bond fund yielding 2.25%. Assume rates rise by a quarter of a percentage point every January and July from 2016 through 2019, ending at 4.25%. Although the cumulative total return would decline initially, by mid-2023, it would be higher than if rates hadn’t changed. The bond math would be similar for municipal bonds. Of course, the pace and magnitude of rate increases would affect the time until breakeven.

The silver lining of higher yields
Cumulative rate of return

Notes: This hypothetical example shows the impact on a generic, taxable intermediate-term bond fund if the Federal Reserve raised short-term interest rates by a quarter of a percentage point every January and July from 2016 through 2019. Intermediate-term rates are assumed to rise by the same amount. The bond fund has a duration of 5.5 years. (Duration is a measure of the sensitivity of bond—
and bond mutual fund—prices to interest rate movements.)
Source: Vanguard.

4

Your Fund’s Performance at a Glance
October 31, 2015–April 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Exempt Money Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard Short-Term Tax-Exempt Fund
Investor Shares	$15.83	$15.83	$0.059	$0.000
Admiral Shares	15.83	15.83	0.066	0.000
Vanguard Limited-Term Tax-Exempt Fund		.
Investor Shares	$11.04	$11.07	$0.082	$0.000
Admiral Shares	11.04	11.07	0.086	0.000
Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	$14.19	$14.45	$0.199	$0.000
Admiral Shares	14.19	14.45	0.204	0.000
Vanguard Long-Term Tax-Exempt Fund
Investor Shares	$11.64	$11.94	$0.210	$0.016
Admiral Shares	11.64	11.94	0.214	0.016
Vanguard High-Yield Tax-Exempt Fund
Investor Shares	$11.20	$11.50	$0.207	$0.000
Admiral Shares	11.20	11.50	0.212	0.000

5

Advisor’s Report

For the six months ended April 30, 2016, the Vanguard Municipal Bond Funds posted returns that ranged from 0.38% for Investor Shares of the Short-Term Tax-Exempt Fund to 4.60% for Admiral Shares of the High-Yield Tax-Exempt Fund. All the bond funds outpaced their benchmark indexes and the average returns of their peer funds. The Tax-Exempt Money Market Fund returned 0.03%; the average return of its peer group was 0.01%.

The investment environment
The period began with market expectations firmly set that the Federal Reserve would start raising interest rates in December. The Fed did raise the federal funds target range by a quarter percentage point, to 0.25%–0.5%, citing considerable improvement in labor market conditions and reasonable confidence that inflation would rise over the medium term to the Fed’s 2% objective. Future rate hikes were expected to be gradual, and the Fed reaffirmed its data-dependent stance.

A global growth scare and steep declines in commodity prices early in 2016, however, went against expectations and triggered a large risk-off move in global financial markets. The Fed began to sound less eager to raise rates as it looked at how deteriorating economic conditions abroad might impede the United States from reaching the central bank’s employment and inflation targets. Market expectations adjusted down from four rate hikes in 2016 to two.

The U.S. economy grew 1.4% in the fourth quarter of 2015, and the initial growth reading for the first quarter of 2016 was only 0.5%. The strong dollar, combined with weaker global economic and financial conditions overall, is believed to be behind the slowdown; we expect growth to return to about 2.0% over the coming year.

In contrast, employment gains have been strong, with payrolls increasing by an average of about 220,000 per month over the six months. The unemployment rate began and ended the fund’s fiscal half year at 5.0%, but the participation rate ticked a little higher, with more workers being drawn back into the labor market. Inflation showed small gains, with core inflation rising from 1.9% to 2.1% and headline inflation (which includes food and energy prices, which tend to be volatile) rising from 0.1% to 1.1%.

The U.S. Treasury bond market fared well, returning about 2.8%. Yields initially moved higher on the prospect of Fed action, but they reversed course—especially for intermediate and long maturities—in the new year as prospects for global growth and inflation dimmed. The yield of the benchmark 10-year Treasury note shed 34 basis points over the six months to finish at 1.83%.

Municipals outperformed Treasuries across the maturity spectrum, with 30-year bonds posting the strongest relative performance. Part of that good showing was due to robust demand; through April 30, the industry saw 29 consecutive weeks of net inflows into municipal bond mutual funds. Limited supply also helped; with refunding slowing, issuance declined by double digits over the six months compared with the year-earlier period.

Improving credit quality across much of the muni market was a factor as well. Total state tax revenues in the third quarter of 2015 were nearly 4% higher year over year, according to the Rockefeller Institute of Government.

Puerto Rico was a notable exception.

The governor of the financially beleaguered territory declared a debt moratorium on April 6, and negotiations with its creditors were ongoing. That development did not come as a surprise given Puerto Rico’s longstanding credit challenges, which include a large debt load, an unbalanced budget, and a struggling economy.

Management of the funds
An allocation to longer-maturity bonds than those in their benchmarks served the funds well, but we pulled back to a more neutral stance as valuations at the short end of the yield curve normalized and expectations for a slower Fed rate-hike cycle grew.

Security selection was again a strength, notably among general obligation bonds, contributing significantly to the funds’ outperformance.

Being overweighted in A-rated bonds helped as investors’ reach for yield continued. So did favoring sectors that tend to offer wider credit spreads. They included hospital, airport, university, and tax-revenue bonds in the Intermediate-Term, Long-Term, and High-Yield Tax-Exempt Funds.

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	October 31,	April 30,
Maturity	2015	2016
2 years	0.54%	0.65%
5 years	1.17	0.99
10 years	2.04	1.62
30 years	3.07	2.58
Source: Vanguard.

6

We continued to overweight premium callable bonds, which outperformed. They will remain a core strategy for us, as they would provide some protection to the funds if rates were to rise sharply.

Tactical duration adjustments to take advantage of shorter-term technical conditions added value as well.

Our funds’ exposure to Puerto Rican debt ranged from none to very little. In all but the High-Yield Fund, our exposure as of April 30 was either to bonds insured by third parties or to prerefunded bonds that are backed by high-quality assets in escrow until maturity.

A look ahead
Interest rates are likely to remain range- bound for some time, with the U.S. growth pace setting a floor on how low they can go and weakness in the global economy capping how high they can rise.

The Fed seems on track to continue tightening at a much slower pace than in previous cycles. We anticipate one or two rate hikes later this year, while the market is pricing in only one hike this year and one in 2017. That slower pace of tightening and possibly a lower terminal short-term interest rate would most likely keep municipal rates below what we’ve seen over the past ten to 15 years.

With our views on Fed tightening currently reflected in the market, we are starting the second half of the fiscal year neutral on duration and yield-curve positioning but will make tactical adjustments as seasonal opportunities arise.

Higher-yielding segments of the muni market are expected to continue to produce modestly positive excess returns, with credit fundamentals improving and investors continuing to reach for yield.

Municipal defaults are likely to remain isolated events. That said, we will try to build an even greater bias in our portfolios toward liquid, favorably structured securities from issuers with solid credit fundamentals; that should provide some downside cushion if economic growth slackens.

With future Fed hikes remaining dependent on economic data, rate volatility is likely to stay elevated, and short periods of market dislocation are to be expected. The funds’ liquidity should position us to take advantage of any buying opportunities that arise from such dislocation.

As always, our experienced team of portfolio managers, traders, and credit analysts will seek to add value to the portfolios through security selection by identifying bonds that are mispriced by the market.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Group

Mathew M. Kiselak, Principal,
Portfolio Manager

Marlin G. Brown, Portfolio Manager

James D’Arcy, CFA, Portfolio Manager

Justin A. Schwartz, CFA, Portfolio Manager,
Head of Municipal Money Market Funds

Vanguard Fixed Income Group

May 18, 2016

7

Tax-Exempt Money Market Fund

Fund Profile

As of April 30, 2016

Financial Attributes

Ticker Symbol	VMSXX
Expense Ratio[1]	0.15%
7-Day SEC Yield	0.30%
Average Weighted Maturity	27 days

Largest Area Concentrations

New York	11.7%
Texas	6.6
Wisconsin	5.8
Illinois	5.6
Indiana	4.6
Florida	3.6
New Jersey	3.3
Missouri	3.1
Michigan	3.0
Tennessee	2.9
Top Ten	50.2%

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated February 26, 2016, and represents estimated costs for the current fiscal year. For the six months ended April 30, 2016, the annualized expense ratio was 0.10%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

8

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): October 31, 2005–April 30, 2016
		Tax-Exempt
		Money Market
		Funds Average
Fiscal Year	Total Returns	Total Returns[1]
2006	3.26%	2.63%
2007	3.65	2.99
2008	2.63	2.03
2009	0.60	0.27
2010	0.14	0.00
2011	0.09	0.00
2012	0.04	0.00
2013	0.02	0.00
2014	0.01	0.01
2015	0.01	0.01
2016[2]	0.03	0.01
7-day SEC yield (4/30/2016): 0.30%

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Tax-Exempt Money Market	6/10/1980	0.02%	0.02%	0.91%

Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2016

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.1%)
Alabama (0.1%)
1 Alabama Special Care Facilities Financing Authority Birmingham Revenue (Ascension Health
Credit Group) TOB VRDO	0.440%	5/6/16	6,370	6,370
University of Alabama at Birmingham Hospital Revenue VRDO	0.420%	5/6/16 LOC	9,750	9,750
				16,120
Alaska (0.7%)
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.400%	5/6/16	75,855	75,855
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.410%	5/6/16	15,200	15,200
Alaska Student Loan Corp. Education Loan Revenue VRDO	0.450%	5/6/16 LOC	25,855	25,855
				116,910
Arizona (1.3%)
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.470%	5/6/16	21,000	21,000
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.400%	5/6/16 LOC	15,525	15,525
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.410%	5/6/16 LOC	63,550	63,550
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.420%	5/6/16 LOC	9,130	9,130
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.430%	5/6/16 LOC	14,000	14,000
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.430%	5/6/16 LOC	9,625	9,625
1 Arizona Transportation Board Highway Revenue TOB VRDO	0.440%	5/6/16	7,260	7,260
1 Mesa AZ Utility System Revenue TOB VRDO	0.440%	5/6/16	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.440%	5/6/16	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.510%	5/6/16	1,000	1,000
1 Phoenix AZ Civic Improvement Corp. Wastewater System Revenue TOB VRDO	0.430%	5/6/16 LOC	20,130	20,130
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.440%	5/6/16	5,000	5,000
1 Phoenix AZ GO TOB VRDO	0.480%	5/6/16	17,565	17,565
Phoenix AZ Industrial Development Authority Revenue (Mayo Clinic) VRDO	0.230%	5/2/16	1,900	1,900
Phoenix AZ Industrial Development Authority Revenue (Mayo Clinic) VRDO	0.230%	5/2/16	4,410	4,410
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.430%	5/6/16	3,750	3,750
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.440%	5/6/16	4,000	4,000
1 Tempe AZ Union High School District No. 213 GO TOB VRDO	0.450%	5/6/16	6,840	6,840
1 University of Arizona Revenue TOB VRDO	0.440%	5/6/16	3,300	3,300
				223,735
California (1.9%)
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.450%	5/6/16	5,570	5,570
California Education Notes Program TRAN	2.000%	6/30/16	10,000	10,027
1 California Educational Facilities Authority Revenue (University of Southern California) TOB VRDO	0.440%	5/6/16	5,050	5,050
1 California Educational Facilities Authority Revenue (University of Southern California) TOB VRDO	0.450%	5/6/16	20,000	20,000
California GO CP	0.450%	5/5/16 LOC	14,600	14,600
2 California Health Facilities Financing Authority Revenue (Memorial Health Services) PUT	0.610%	11/25/16	14,000	14,000
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.440%	5/6/16	24,175	24,175
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.470%	5/6/16	5,000	5,000
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.470%	5/6/16	3,660	3,660
California Housing Finance Agency Home Mortgage Revenue VRDO	0.430%	5/6/16 LOC	715	715
California School Cash Reserve Program Authority Revenue	2.000%	6/30/16	6,650	6,668
California School Cash Reserve Program Authority Revenue	2.000%	6/30/16	13,725	13,763
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.470%	5/6/16	5,545	5,545
Desert Sands CA Unified School District GO	2.000%	8/1/16	2,750	2,761
Eastern California Municipal Water District Water & Wastewater Revenue VRDO	0.390%	5/6/16	2,700	2,700
1 Foothill-De Anza CA Community College District GO TOB VRDO	0.470%	5/6/16	7,500	7,500
Los Angeles CA TRAN	2.000%	6/30/16	32,165	32,254
Los Angeles CA Unified School District GO	4.750%	7/1/16 (Prere.)	6,200	6,246
1 Metropolitan Water District of Southern California Revenue TOB VRDO	0.450%	5/6/16	17,125	17,125
1 Nuveen California Dividend Advantage Municipal Fund 3 VRDP VRDO	0.530%	5/6/16 LOC	1,200	1,200
1 Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	0.520%	5/6/16 LOC	31,000	31,000
1 Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	0.530%	5/6/16 LOC	10,000	10,000

10

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	0.540%	5/6/16 LOC	20,000	20,000
1 Regents of the University of California Revenue TOB VRDO	0.470%	5/6/16	15,200	15,200
1 Regents of the University of California Revenue TOB VRDO	0.470%	5/6/16	7,600	7,600
1 San Mateo County CA Community College District GO TOB VRDO	0.470%	5/6/16	8,810	8,810
1 Sweetwater CA Unified School District GO TOB VRDO	0.450%	5/6/16 (13)	13,600	13,600
1 West Valley-Mission CA Community College District GO TOB VRDO	0.470%	5/6/16	8,500	8,500
				313,269
Colorado (2.2%)
1 Adams County CO COP TOB VRDO	0.450%	5/6/16	6,825	6,825
1 Board of Governors of the Colorado State University System Enterprise Revenue TOB VRDO	0.410%	5/6/16 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.460%	5/6/16 LOC	36,965	36,965
Colorado General Fund Revenue	1.750%	6/28/16	50,000	50,116
Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)
VRDO	0.410%	5/6/16 LOC	3,500	3,500
1 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
TOB VRDO	0.440%	5/6/16	7,175	7,175
1 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
TOB VRDO	0.440%	5/6/16	12,700	12,700
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
TOB VRDO	0.470%	5/6/16	13,635	13,635
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
TOB VRDO	0.470%	5/6/16	6,000	6,000
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.400%	5/6/16	8,930	8,930
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.400%	5/6/16	15,600	15,600
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.400%	5/6/16	7,610	7,610
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.410%	5/6/16	12,705	12,705
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.410%	5/6/16	2,800	2,800
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.400%	5/6/16	3,870	3,870
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.420%	5/6/16	17,565	17,565
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.420%	5/6/16	5,545	5,545
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.420%	5/6/16	24,935	24,935
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.430%	5/6/16	9,700	9,700
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.430%	5/6/16	13,900	13,900
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.440%	5/6/16	10,000	10,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.440%	5/6/16	5,895	5,895
1 Colorado Springs CO Utility System Revenue TOB VRDO	0.430%	5/6/16	9,810	9,810
Colorado Springs CO Utility System Revenue VRDO	0.420%	5/6/16	12,400	12,400
Colorado Springs CO Utility System Revenue VRDO	0.430%	5/6/16	9,075	9,075
1 Denver CO City & County Airport Revenue TOB VRDO	0.460%	5/6/16 LOC	25,000	25,000
2 University of Colorado Hospital Authority Revenue PUT	0.660%	11/25/16	13,000	13,000
				367,251
Connecticut (1.2%)
1 Connecticut GO TOB VRDO	0.440%	5/6/16	2,000	2,000
1 Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.) TOB VRDO	0.430%	5/6/16	2,220	2,220
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.460%	5/6/16	20,665	20,665
Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	0.420%	5/6/16 LOC	31,400	31,400
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.400%	5/6/16	5,000	5,000
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.420%	5/6/16	28,295	28,295
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/16 (Prere.)	9,665	9,740
Hartford County CT Metropolitan District BAN	2.000%	12/1/16	95,000	95,821
				195,141
Delaware (0.1%)
New Castle County DE Student Housing Revenue (University Courtyard Apartments) VRDO	0.430%	5/6/16 LOC	15,090	15,090

District of Columbia (1.0%)
1 District of Columbia GO TOB VRDO	0.410%	5/6/16 LOC	22,685	22,685
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/16	6,480	6,542
District of Columbia Housing Finance Agency Multifamily Housing Revenue (Edgewood Terrace I)
PUT	0.650%	12/1/16	7,000	7,000
District of Columbia Housing Finance Agency Multifamily Housing Revenue (Park 7 at Minnesota
Benning Project) VRDO	0.410%	5/6/16 LOC	7,000	7,000
1 District of Columbia Income Tax Revenue TOB VRDO	0.440%	5/6/16	9,995	9,995
1 District of Columbia Income Tax Revenue TOB VRDO	0.450%	5/6/16	7,855	7,855
District of Columbia Revenue (American University) VRDO	0.420%	5/6/16 LOC	10,000	10,000
District of Columbia Revenue (Georgetown University) VRDO	0.400%	5/6/16 LOC	32,000	32,000
District of Columbia Revenue (Medstar Health, Inc.) VRDO	0.420%	5/6/16 LOC	11,600	11,600
District of Columbia TRAN	1.500%	9/30/16	8,000	8,038
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.430%	5/6/16 LOC	6,000	6,000
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.440%	5/6/16	11,870	11,870
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.450%	5/6/16	6,190	6,190

11

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	District of Columbia Water & Sewer Authority Public Utility Revenue VRDO	0.400%	5/6/16	10,000	10,000
	District of Columbia Water & Sewer Authority Public Utility Revenue VRDO	0.400%	5/6/16	12,125	12,125
					168,900
Florida (3.6%)
1	Broward County FL School Board COP TOB VRDO	0.430%	5/6/16 LOC	34,150	34,150
1	Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.440%	5/6/16	5,660	5,660
1	Florida Department of Management Services COP TOB VRDO	0.440%	5/6/16	6,960	6,960
1	Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.450%	5/6/16	260	260
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16 (ETM)	20,145	20,303
	Florida Keys Aqueduct Authority Water Revenue VRDO	0.400%	5/6/16 LOC	35,975	35,975
1	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	0.470%	5/6/16	12,000	12,000
	Halifax Hospital Medical Center Florida Hospital Revenue VRDO	0.420%	5/6/16 LOC	12,200	12,200
	Jacksonville FL Electric Authority Electric System Revenue CP	0.220%	5/11/16	7,500	7,500
	Jacksonville FL Electric Authority Electric System Revenue VRDO	0.420%	5/6/16	26,750	26,750
	Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.420%	5/6/16	11,490	11,490
1	Jacksonville FL Special Revenue TOB VRDO	0.440%	5/6/16	3,900	3,900
	Lakeland FL Energy System Revenue	2.000%	10/1/16	3,540	3,563
1	Miami Beach FL Resort Tax Revenue TOB VRDO	0.440%	5/6/16	10,000	10,000
1	Miami Beach FL Resort Tax Revenue TOB VRDO	0.440%	5/6/16	3,750	3,750
1	Miami-County FL Transit Sales Surtax Revenue TOB VRDO	0.440%	5/6/16	7,600	7,600
[1,2]	Miami-Dade County FL Building Better Communities GO TOB PUT	0.540%	7/1/16 LOC	19,400	19,400
[1,2]	Miami-Dade County FL Building Better Communities GO TOB PUT	0.540%	7/1/16 LOC	41,300	41,300
1	Miami-Dade County FL School Board COP TOB VRDO	0.430%	5/6/16 LOC	20,300	20,300
	Miami-Dade County FL Seaport Revenue VRDO	0.420%	5/6/16 LOC	86,820	86,820
	North Broward FL Hospital District Revenue VRDO	0.400%	5/6/16 LOC	78,240	78,240
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Regional Healthcare
	System) VRDO	0.420%	5/6/16 LOC	4,430	4,430
	Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.400%	5/6/16 LOC	18,700	18,700
	Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.400%	5/6/16 LOC	1,640	1,640
1	Orange County FL Housing Finance Authority Homeowner Revenue (Multi-County Program)
	TOB VRDO	0.450%	5/6/16	855	855
1	Orange County FL School Board COP TOB VRDO	0.440%	5/6/16	19,070	19,070
	Orlando FL Utility Commission Utility System Revenue VRDO	0.410%	5/6/16	38,265	38,265
	Palm Beach County FL Revenue (Children’s Home Society Project) VRDO	0.480%	5/6/16 LOC	10,720	10,720
	Palm Beach County FL Revenue (Community Foundation Palm Beach Project) VRDO	0.450%	5/6/16 LOC	6,600	6,600
	Palm Beach County FL Revenue (Norton Gallery) VRDO	0.450%	5/6/16 LOC	3,000	3,000
	Palm Beach County FL School Board COP PUT	5.000%	8/1/16 (Prere.)	1,500	1,518
1	Palm Beach County FL School Board COP TOB VRDO	0.470%	5/6/16	2,935	2,935
1	South Florida Water Management District COP TOB VRDO	0.300%	5/2/16	7,565	7,565
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
	Program) VRDO	0.390%	5/6/16 LOC	15,180	15,180
1	Tampa Bay FL Water Utility System Revenue TOB VRDO	0.460%	5/6/16	8,955	8,955
2	Tampa FL Health System Revenue (BayCare Health System)	0.710%	11/25/16	13,500	13,500
1	Tampa Health System Revenue TOB VRDO	0.440%	5/6/16	4,800	4,800
					605,854
Georgia (1.4%)
1	Atlanta GA Water & Wastewater Revenue TOB VRDO	0.470%	5/6/16	23,865	23,865
	Burke County GA Development Authority Pollution Control Revenue (Oglethorpe Power Corp.
	Vogtle Project) VRDO	0.410%	5/6/16 LOC	7,900	7,900
	Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.420%	5/6/16 LOC	25,000	25,000
	Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.420%	5/6/16 LOC	6,600	6,600
1	DeKalb County GA Water & Sewer Revenue TOB VRDO	0.410%	5/6/16 LOC	26,125	26,125
1	DeKalb County GA Water & Sewer Revenue TOB VRDO	0.470%	5/6/16	11,990	11,990
1	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	0.440%	5/6/16	22,835	22,835
	Fulton County GA Development Authority Revenue (Shepherd Center Inc. Project) VRDO	0.420%	5/6/16 LOC	51,200	51,200
	Georgia GO	5.000%	11/1/16	2,480	2,537
1	Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.440%	5/6/16	5,635	5,635
	Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.370%	5/6/16	25,000	25,000
	Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.410%	5/6/16	28,400	28,400
					237,087
Hawaii (0.5%)
2	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	0.860%	11/25/16	20,105	20,105
2	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	0.860%	11/25/16	43,350	43,350
	Hawaii GO	5.000%	4/1/17 (Prere.)	4,380	4,557
1	University of Hawaii Revenue TOB VRDO	0.450%	5/6/16 (13)(1)	19,800	19,800
					87,812

12

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Idaho (0.6%)
Idaho Building Authority Revenue (Prison Facilities Project) VRDO	0.400%	5/6/16	31,215	31,215
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.420%	5/6/16	7,615	7,615
Idaho TAN	2.000%	6/30/16	60,000	60,168
				98,998
Illinois (5.6%)
Channahon IL Revenue (Morris Hospital) VRDO	0.400%	5/6/16 LOC	4,880	4,880
Channahon IL Revenue (Morris Hospital) VRDO	0.400%	5/6/16 LOC	4,960	4,960
Channahon IL Revenue (Morris Hospital) VRDO	0.400%	5/6/16 LOC	3,470	3,470
Channahon IL Revenue (Morris Hospital) VRDO	0.400%	5/6/16 LOC	4,515	4,515
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.460%	5/6/16	12,000	12,000
Du Page & Will Counties IL Indian Prairie Community Unit School District GO	5.000%	6/30/16 (Prere.)	5,250	5,289
Illinois Development Finance Authority Revenue (American College of Surgeons) VRDO	0.500%	5/6/16 LOC	21,182	21,182
Illinois Development Finance Authority Revenue (Chicago Horticultural Society) VRDO	0.450%	5/6/16 LOC	16,000	16,000
Illinois Development Finance Authority Revenue (McCormick Theological Seminary) VRDO	0.500%	5/6/16 LOC	17,935	17,935
Illinois Development Finance Authority Revenue (Presbyterian Homes Two Arbor Lane Project)
VRDO	0.450%	5/6/16 LOC	4,500	4,500
Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing Program) VRDO	0.420%	5/6/16 LOC	5,000	5,000
Illinois Educational Facilities Authority Revenue (Columbia College Chicago) VRDO	0.400%	5/6/16 LOC	14,900	14,900
1 Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.550%	5/6/16	5,200	5,200
2 Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	0.610%	11/25/16	6,500	6,500
1 Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.440%	5/6/16	2,250	2,250
1 Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.440%	5/6/16	30,290	30,290
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.440%	5/6/16	35,000	35,000
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.560%	5/6/16	66,640	66,640
Illinois Finance Authority Revenue (Bradley University) VRDO	0.410%	5/6/16 LOC	28,385	28,385
1 Illinois Finance Authority Revenue (Central DuPage Health) TOB VRDO	0.440%	5/6/16	13,125	13,125
Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	0.450%	5/6/16 LOC	21,000	21,000
Illinois Finance Authority Revenue (Edward Hospital) VRDO	0.440%	5/6/16 LOC	22,000	22,000
Illinois Finance Authority Revenue (Evangelical Project) VRDO	0.440%	5/6/16 LOC	4,580	4,580
Illinois Finance Authority Revenue (Illinois College) VRDO	0.410%	5/6/16 LOC	5,990	5,990
Illinois Finance Authority Revenue (Museum of Contemporary Art) VRDO	0.420%	5/6/16 LOC	24,600	24,600
1 Illinois Finance Authority Revenue (NorthShore University Health System) TOB VRDO	0.440%	5/6/16	4,375	4,375
1 Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	0.440%	5/6/16	6,000	6,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.300%	5/2/16	14,400	14,400
Illinois Finance Authority Revenue (Northwestern University) VRDO	0.370%	5/6/16	61,000	61,000
Illinois Finance Authority Revenue (Rush University Medical Center) VRDO	0.410%	5/6/16 LOC	12,000	12,000
Illinois Finance Authority Revenue (Trinity International University) VRDO	0.410%	5/6/16 LOC	10,990	10,990
1 Illinois Finance Authority Revenue (University of Chicago Medical Center) TOB VRDO	0.450%	5/6/16	10,200	10,200
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.440%	5/6/16	16,000	16,000
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.440%	5/6/16	14,843	14,843
Illinois GO VRDO	0.420%	5/6/16 LOC	26,700	26,700
Illinois GO VRDO	0.420%	5/6/16 LOC	18,000	18,000
Illinois GO VRDO	0.420%	5/6/16 LOC	17,000	17,000
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.400%	5/6/16 LOC	33,400	33,400
Illinois Health Facilities Authority Revenue (Evanston Hospital Corp.) VRDO	0.420%	5/6/16	43,080	43,080
Illinois Housing Development Authority Revenue (Lakeshore Plaza) VRDO	0.420%	5/6/16	24,585	24,585
Illinois Housing Development Authority Revenue (Larkin Village) VRDO	0.450%	5/6/16	11,650	11,650
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	4,000	4,031
Illinois Toll Highway Authority Revenue VRDO	0.410%	5/6/16 LOC	9,500	9,500
Illinois Toll Highway Authority Revenue VRDO	0.420%	5/6/16	31,200	31,200
Illinois Toll Highway Authority Revenue VRDO	0.430%	5/6/16	59,305	59,305
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.440%	5/6/16	8,995	8,995
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.510%	5/6/16	14,900	14,900
Illinois Toll Highway Authority Toll Highway Revenue VRDO	0.410%	5/6/16 LOC	55,000	55,000
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/16	45,870	46,125
				933,470
Indiana (4.6%)
DeKalb County IN Economic Development Revenue (New Process Steel, LP Project) VRDO	0.490%	5/6/16 LOC	5,000	5,000
Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project) VRDO	0.490%	5/6/16 LOC	26,000	26,000
1 Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group) TOB VRDO	0.440%	5/6/16	2,500	2,500
1 Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group) TOB VRDO	0.450%	5/6/16	6,000	6,000
1 Indiana Finance Authority Hospital Revenue (Indiana University) TOB VRDO	0.430%	5/6/16 LOC	9,600	9,600
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.380%	5/6/16 LOC	39,315	39,315
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.390%	5/6/16 LOC	15,085	15,085
Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.410%	5/6/16 LOC	10,000	10,000
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.420%	5/6/16	26,825	26,825
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.420%	5/6/16	34,900	34,900

13

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Health & Educational Facility Financing Authority Hospital Revenue (Indiana University
Health Obligated Group) VRDO	0.400%	5/6/16 LOC	4,000	4,000
Indiana Health & Educational Facility Financing Authority Hospital Revenue (Indiana University
Health Obligated Group) VRDO	0.400%	5/6/16 LOC	9,075	9,075
1 Indiana Housing & Community Development Authority Single Family Mortgage Revenue TOB
VRDO	0.430%	5/6/16	45,825	45,825
Indiana Municipal Power Agency Revenue VRDO	0.400%	5/6/16 LOC	855	855
1 Indianapolis IN Local Public Improvement Bond Bank Revenue TOB VRDO	0.610%	5/6/16	13,360	13,360
Lawrenceburg IN Pollution Control Revenue VRDO	0.410%	5/6/16 LOC	5,500	5,500
Posey County IN Economic Development Revenue (Midwest Fertilizer Corp. Project) PUT	0.350%	8/2/16	480,000	480,000
1 Wayne Township Marion County IN School Building Corp. Mortgage Revenue TOB VRDO	0.410%	5/6/16 LOC	30,335	30,335
				764,175
Iowa (0.1%)
Iowa Finance Authority Health Facilities Revenue (Great River Medical Center Project) VRDO	0.290%	5/2/16 LOC	1,000	1,000
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.400%	5/6/16	20,000	20,000
				21,000
Kansas (0.8%)
2 Kansas Department of Transportation Highway Revenue	0.481%	9/1/16	17,500	17,508
1 Kansas Department of Transportation Highway Revenue TOB VRDO	0.440%	5/6/16	1,600	1,600
Kansas Department of Transportation Highway Revenue VRDO	0.390%	5/6/16	8,945	8,945
1 Kansas Development Finance Authority Hospital Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.470%	5/6/16	9,225	9,225
Leawood KS GO	2.000%	9/1/16	5,000	5,027
Wichita KS GO	1.000%	10/15/16	26,400	26,400
Wyandotte County/Kansas City KS Unified Government GO	1.000%	3/1/17	60,470	60,573
				129,278
Kentucky (1.1%)
Kentucky Economic Development Finance Authority Hospital Facilities Revenue (St. Elizabeth
Medical Center Inc.) VRDO	0.400%	5/6/16	29,950	29,950
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/16 (Prere.)	4,720	4,755
1 Louisville & Jefferson County KY Metropolitan Government Parking Revenue TOB VRDO	0.440%	5/6/16	6,130	6,130
Louisville & Jefferson County KY Metropolitan Sewer & Drain System BAN	5.000%	11/22/16	140,850	144,216
				185,051
Louisiana (0.4%)
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/16 (Prere.)	5,500	5,522
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.410%	5/6/16 LOC	13,905	13,905
St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	0.420%	5/6/16 LOC	45,740	45,740
				65,167
Maryland (1.0%)
1 Baltimore MD GO TOB VRDO	0.440%	5/6/16	7,500	7,500
1 BlackRock Maryland Municipal Bond Trust VRDO	0.500%	5/6/16 LOC	9,800	9,800
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.490%	5/6/16	4,435	4,435
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.490%	5/6/16	2,540	2,540
Maryland GO	5.000%	3/15/17	1,245	1,293
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System)
TOB VRDO	0.470%	5/6/16	6,665	6,665
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
TOB VRDO	0.430%	5/6/16	10,465	10,465
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System) VRDO	0.420%	5/6/16 LOC	44,905	44,905
Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.380%	5/6/16 LOC	16,795	16,795
Montgomery County MD GO CP	0.460%	5/5/16	40,000	40,000
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue VRDO	0.380%	5/6/16 LOC	7,535	7,535
University System of Maryland Auxiliary Facility & Tuition Revenue	5.000%	10/1/16 (Prere.)	5,485	5,586
Washington Suburban Sanitation District Maryland GO VRDO	0.380%	5/6/16	6,400	6,400
				163,919
Massachusetts (2.1%)
Massachusetts Bay Transportation Authority General Transportation Revenue VRDO	0.420%	5/6/16	53,115	53,115
Massachusetts Bay Transportation Authority Revenue VRDO	0.390%	5/6/16	17,990	17,990
2 Massachusetts Bay Transportation Authority Sales Tax Revenue PUT	0.610%	11/25/16	8,220	8,220
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.380%	5/6/16	43,625	43,625
Massachusetts Development Finance Agency Revenue (Cushing Academy Issue) VRDO	0.460%	5/6/16 LOC	7,875	7,875
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16 (Prere.)	1,090	1,097
1 Massachusetts Development Finance Agency Revenue (Partners Healthcare) TOB VRDO	0.440%	5/6/16	2,000	2,000
1 Massachusetts GO TOB VRDO	0.440%	5/6/16	1,325	1,325
1 Massachusetts GO TOB VRDO	0.440%	5/6/16	3,750	3,750
1 Massachusetts GO TOB VRDO	0.440%	5/6/16	3,750	3,750
Massachusetts Health & Educational Facilities Authority Revenue (Baystate Medical Center) VRDO	0.280%	5/2/16 LOC	5,465	5,465

14

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Health & Educational Facilities Authority Revenue (MIT) VRDO	0.390%	5/6/16	42,730	42,730
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	0.260%	5/2/16	30,700	30,700
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)
VRDO	0.400%	5/6/16	3,800	3,800
Massachusetts Health & Educational Facilities Authority Revenue (Pool Loan Program) VRDO	0.420%	5/6/16 LOC	9,200	9,200
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.440%	5/6/16	2,300	2,300
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.440%	5/6/16	5,000	5,000
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.450%	5/6/16	4,125	4,125
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.440%	5/6/16	5,000	5,000
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.440%	5/6/16	7,300	7,300
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.450%	5/6/16	7,500	7,500
Massachusetts Water Resources Authority Revenue VRDO	0.400%	5/6/16	8,300	8,300
Massachusetts Water Resources Authority Revenue VRDO	0.450%	5/6/16	30,745	30,745
2 University of Massachusetts Building Authority Revenue PUT	0.660%	11/25/16	46,180	46,180
				351,092
Michigan (3.0%)
2 Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT	0.660%	11/25/16	24,470	24,470
1 Michigan Building Authority Revenue TOB VRDO	0.510%	5/6/16	5,670	5,670
1 Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) TOB VRDO	0.430%	5/6/16 LOC	15,000	15,000
Michigan Hospital Finance Authority Revenue (Trinity Health) CP	0.200%	5/17/16	77,755	77,755
Michigan Hospital Finance Authority Revenue (Trinity Health) VRDO	0.400%	5/6/16	13,880	13,880
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.400%	5/6/16	57,850	57,850
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.420%	5/6/16	87,040	87,040
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.430%	5/6/16	82,220	82,220
Michigan State University Board of Trustees General Revenue VRDO	0.410%	5/6/16	35,800	35,800
Michigan State University Board of Trustees General Revenue VRDO	0.410%	5/6/16	28,500	28,500
Michigan State University Revenue CP	0.160%	5/17/16	7,770	7,770
Michigan State University Revenue CP	0.430%	6/1/16	10,000	10,000
1 University of Michigan Revenue TOB VRDO	0.440%	5/6/16	1,400	1,400
1 University of Michigan Revenue TOB VRDO	0.470%	5/6/16	6,190	6,190
University of Michigan Revenue VRDO	0.370%	5/6/16	25,145	25,145
University of Michigan Revenue VRDO	0.400%	5/6/16	14,200	14,200
				492,890
Minnesota (0.7%)
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	0.430%	5/6/16 LOC	20,000	20,000
Minnesota GO	3.000%	8/1/16	7,750	7,803
1 Minnesota GO TOB VRDO	0.440%	5/6/16	3,510	3,510
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.410%	5/6/16	4,500	4,500
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.460%	5/6/16	10,600	10,600
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.460%	5/6/16	24,945	24,945
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.460%	5/6/16	2,620	2,620
St. Paul MN Housing & Redevelopment Authority Revenue (Highland Ridge Project) VRDO	0.410%	5/6/16 LOC	5,250	5,250
University of Minnesota Revenue CP	0.160%	5/17/16	27,000	27,000
1 Western Minnesota Municipal Power Agency Revenue TOB VRDO	0.470%	5/6/16	6,665	6,665
				112,893
Mississippi (1.5%)
Jackson County MS Pollution Control Revenue (Chevron USA Inc. Project) VRDO	0.250%	5/2/16	4,950	4,950
Jackson County MS Pollution Control Revenue (Chevron USA Inc.) VRDO	0.270%	5/2/16	2,255	2,255
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.250%	5/2/16	6,750	6,750
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.270%	5/2/16	3,000	3,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.280%	5/2/16	1,750	1,750
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.280%	5/2/16	6,850	6,850
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.280%	5/2/16	17,540	17,540
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.280%	5/2/16	6,225	6,225
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.280%	5/2/16	11,300	11,300
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.410%	5/6/16	107,000	107,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.410%	5/6/16	12,000	12,000
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone (Chevron USA Inc. Project)
VRDO	0.250%	5/2/16	2,515	2,515
Mississippi Development Bank Special Obligation Revenue (Harrison County Coliseum) VRDO	0.430%	5/6/16 LOC	1,000	1,000

15

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)
	VRDO	0.390%	5/6/16	40,000	40,000
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)
	VRDO	0.390%	5/6/16	6,325	6,325
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)
	VRDO	0.390%	5/6/16	16,450	16,450
					245,910
Missouri (3.1%)
	Kansas City MO Special Obligation Revenue	3.000%	10/1/16	4,460	4,503
	Kansas City MO Special Obligation Revenue	3.000%	10/1/16	11,305	11,415
	Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
	VRDO	0.300%	5/2/16	16,350	16,350
2	Missouri Health & Education Facilities Authority Revenue (BJC Health System) PUT	0.610%	9/23/16	40,000	40,000
1	Missouri Health & Education Facilities Authority Revenue (St. Luke’s Health System) TOB VRDO	0.430%	5/6/16 LOC	41,995	41,995
	Missouri Health & Educational Facilities Authority Health Facilities CP	0.520%	6/7/16	30,000	30,000
1	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
	TOB VRDO	0.440%	5/6/16	7,500	7,500
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
	VRDO	0.390%	5/6/16	77,900	77,900
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
	VRDO	0.390%	5/6/16	60,600	60,600
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
	VRDO	0.390%	5/6/16	55,895	55,895
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
	VRDO	0.420%	5/6/16	39,175	39,175
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
	VRDO	0.420%	5/6/16	36,500	36,500
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Louis University)
	VRDO	0.280%	5/2/16 LOC	6,900	6,900
	Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) VRDO	0.390%	5/6/16	21,870	21,870
	Missouri Health & Educational Facilities Authority Revenue (St. Louis University) VRDO	0.300%	5/2/16 LOC	3,275	3,275
1	Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.440%	5/6/16	5,570	5,570
1	Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.440%	5/6/16	11,395	11,395
	Missouri Health & Educational Facilities Authority Revenue (Washington University) VRDO	0.280%	5/2/16	6,940	6,940
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/16 (Prere.)	6,350	6,350
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/16 (Prere.)	7,000	7,000
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/16 (Prere.)	4,875	4,875
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/16 (Prere.)	3,000	3,000
	St. Joseph MO Industrial Development Authority Health Facilities Revenue (Heartland Regional
	Medical Center) VRDO	0.300%	5/2/16 LOC	15,000	15,000
1	St. Louis MO Sewer & Wastewater Revenue TOB VRDO	0.430%	5/6/16	2,500	2,500
1	St. Louis MO Sewer & Wastewater Revenue TOB VRDO	0.440%	5/6/16	2,670	2,670
					519,178
Multiple States (11.3%)
3	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.420%	5/6/16 LOC	10,520	10,520
3	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.420%	5/6/16 LOC	11,395	11,395
3	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.440%	5/6/16 LOC	25,400	25,400
[1,3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.440%	5/6/16 LOC	32,235	32,235
[1,3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.450%	5/6/16 LOC	50,057	50,057
3	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.450%	5/6/16 LOC	14,615	14,615
[1,3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.460%	5/6/16 LOC	304,170	304,170
	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.490%	5/6/16 LOC	180,200	180,200
	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.500%	5/6/16 LOC	169,800	169,800
	Nuveen Enhanced Municipal Credit Opportunities Fund VRDP VRDO	0.540%	5/6/16 LOC	75,300	75,300
1	Nuveen Enhanced Municipal Credit Opportunities Fund VRDP VRDO	0.560%	5/6/16 LOC	180,000	180,000
	Nuveen Enhanced Municipal Credit Opportunities Fund VRDP VRDO	0.560%	5/6/16 LOC	176,400	176,400
1	Nuveen Investment Quality Municipal Fund, Inc. VRDP VRDO	0.540%	5/6/16 LOC	130,000	130,000
1	Nuveen Municipal Market Opportunity Fund VRDP VRDO	0.540%	5/6/16 LOC	29,900	29,900
1	Nuveen Premier Municipal Income Fund, Inc. VRDP VRDO	0.540%	5/6/16 LOC	118,000	118,000
1	Nuveen Premium Income Municipal Fund 2, Inc. VRDP VRDO	0.540%	5/6/16 LOC	214,800	214,800
1	Nuveen Select Quality Municipal Fund, Inc. VRDP VRDO	0.540%	5/6/16 LOC	92,400	92,400
1	Western Asset Managed Municipals Fund Inc. VRDP VRDO	0.500%	5/6/16 LOC	39,575	39,575
1	Western Asset Municipal Partners Fund Inc. VRDP VRDO	0.500%	5/6/16 LOC	25,100	25,100
					1,879,867
Nebraska (1.0%)
	Lincoln NE Electric System Revenue CP	0.250%	5/4/16	7,250	7,250
	Lincoln NE Electric System Revenue CP	0.490%	5/11/16	15,500	15,500
1	Nebraska Investment Finance Authority MultifamilyHousing Revenue (Riverbend Apartments
	Project) VRDO	0.420%	5/6/16 LOC	5,635	5,635
	Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.410%	5/6/16	102,605	102,605

16

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Omaha NE Public Power District Separate Electric Revenue TOB VRDO	0.440%	5/6/16 (13)	34,610	34,610
1	University of Nebraska Student Fee Revenue TOB VRDO	0.460%	5/6/16	3,200	3,200
					168,800
Nevada (1.2%)
	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	0.410%	5/6/16 LOC	16,400	16,400
1	Clark County NV GO TOB VRDO	0.410%	5/6/16 LOC	50,170	50,170
1	Clark County NV GO TOB VRDO	0.440%	5/6/16 LOC	14,920	14,920
1	Clark County NV Water Reclamation District GO TOB VRDO	0.440%	5/6/16	10,500	10,500
1	Las Vegas NV GO TOB VRDO	0.450%	5/6/16	10,850	10,850
1	Las Vegas NV GO TOB VRDO	0.470%	5/6/16	8,330	8,330
	Las Vegas Valley Water District Nevada GO CP	0.500%	6/6/16	22,000	22,000
	Las Vegas Valley Water District Nevada GO CP	0.540%	6/8/16	22,540	22,540
1	Las Vegas Valley Water District Nevada GO TOB VRDO	0.440%	5/6/16	16,500	16,500
1	Las Vegas Valley Water District Nevada GO TOB VRDO	0.440%	5/6/16	7,185	7,185
1	Nevada GO TOB VRDO	0.460%	5/6/16	9,400	9,400
	Nevada Housing Division Multi-Unit Housing Revenue (City Center Project) VRDO	0.560%	5/6/16 LOC	7,440	7,440
					196,235
New Hampshire (0.1%)
1	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.450%	5/6/16	8,000	8,000
1	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.450%	5/6/16	6,945	6,945
1	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.470%	5/6/16	10,000	10,000
					24,945
New Jersey (3.3%)
	Branchburg Township NJ BAN	2.000%	10/7/16	2,504	2,519
	Burlington County NJ BAN	1.500%	5/17/16	22,919	22,931
	Burlington County NJ Bridge Commission Revenue	1.500%	5/17/16	30,000	30,016
	Burlington County NJ Bridge Commission Revenue	2.000%	12/1/16	12,850	12,945
	Chatham Township NJ BAN	2.000%	7/13/16	3,450	3,461
	Cherry Hill Township NJ BAN	2.000%	10/20/16	16,094	16,204
	Cliffside Park Borough NJ BAN	2.000%	7/22/16	4,940	4,958
	Clifton NJ BAN	2.000%	10/12/16	7,520	7,574
	Cranford NJ BAN	2.000%	1/27/17	4,850	4,899
	Fair Lawn NJ BAN	2.000%	9/16/16	9,015	9,071
	Freehold Township NJ BAN	2.000%	11/18/16	4,135	4,167
	Hudson County NJ Improvement Authority Pooled Revenue	2.000%	7/6/16	15,000	15,040
	Hudson County NJ Improvement Authority Pooled Revenue	1.750%	11/11/16	40,000	40,264
	Mahwah Township NJ BAN	2.000%	8/5/16	5,550	5,574
	Mahwah Township NJ BAN	2.000%	10/7/16	2,900	2,921
	Mount Laurel Township NJ BAN	2.000%	3/8/17	4,880	4,935
	New Jersey Economic Development Authority Industrial Development Revenue (Ocean Spray
	Cranberries Inc. Project) VRDO	0.540%	5/6/16 LOC	8,000	8,000
[1,2]	New Jersey GO TOB PUT	0.560%	6/28/16 LOC	50,000	50,000
1	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	0.460%	5/6/16 LOC	7,000	7,000
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue (Lincoln Towers
	Project) PUT	0.480%	9/1/16	7,500	7,500
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	0.440%	5/6/16 LOC	3,800	3,800
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	0.460%	5/6/16 LOC	2,505	2,505
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.410%	5/6/16	3,900	3,900
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.430%	5/6/16	46,625	46,625
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.440%	5/6/16	3,500	3,500
	New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.460%	5/6/16	5,840	5,840
	North Bergen Township NJ BAN	2.000%	3/31/17	22,435	22,679
1	Nuveen New Jersey Dividend Advantage Municipal Fund VRDP VRDO	0.520%	5/6/16 LOC	27,000	27,000
1	Nuveen New Jersey Dividend Advantage Municipal Fund VRDP VRDO	0.520%	5/6/16 LOC	28,000	28,000
1	Nuveen New Jersey Dividend Advantage Municipal Fund VRDP VRDO	0.540%	5/6/16 LOC	26,700	26,700
	Ocean City NJ BAN	2.000%	6/17/16	23,950	23,998
	Paramus Borough NJ BAN	2.000%	2/17/17	13,988	14,139
	Rahway NJ BAN	2.000%	6/29/16	2,270	2,275
	Rahway NJ BAN	2.000%	8/5/16	7,400	7,428
	Rockaway NJ BAN	2.000%	11/18/16	5,005	5,045
	Secaucus NJ BAN	1.500%	8/10/16	2,715	2,723
	Secaucus NJ BAN	2.000%	1/6/17	2,215	2,233
	Somerset County NJ BAN	2.000%	9/22/16	15,400	15,495
	Sussex County NJ GO	2.000%	9/23/16	3,375	3,395
	Wayne Township NJ BAN	2.000%	7/15/16	23,030	23,105
	Woodbridge Township NJ BAN	1.500%	8/19/16	7,370	7,396
	Woodbridge Township NJ BAN	2.000%	8/19/16	15,000	15,076
					552,836

17

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Mexico (0.6%)
1 New Mexico Educational Assistance Foundation Revenue TOB VRDO	0.450%	5/6/16	39,395	39,395
New Mexico Finance Authority Transportation Revenue	4.000%	6/15/16	4,490	4,511
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.410%	5/6/16	8,850	8,850
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.410%	5/6/16	24,800	24,800
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.420%	5/6/16	20,980	20,980
				98,536
New York (11.7%)
Albany County NY BAN	2.000%	5/27/16	28,400	28,434
Connetquot NY Central School District TAN	1.500%	6/27/16	5,000	5,010
Half Hollow Hills NY Central School District TAN	2.000%	6/28/16	20,500	20,557
Hauppauge NY Union Free School District TAN	2.000%	6/24/16	5,000	5,013
Lindenhurst NY Union Free School District TAN	1.500%	6/20/16	9,750	9,766
Long Beach NY City School District RAN	2.000%	6/30/16	7,250	7,266
Middle Country NY Central School District TAN	1.500%	6/27/16	7,250	7,263
Middletown NY City School District BAN	2.000%	6/29/16	23,995	24,054
Middletown NY City School District BAN	2.000%	6/29/16	1,471	1,474
1 New York City NY GO TOB VRDO	0.430%	5/6/16	17,320	17,320
1 New York City NY GO TOB VRDO	0.470%	5/6/16	8,250	8,250
New York City NY GO VRDO	0.280%	5/2/16 LOC	24,000	24,000
New York City NY GO VRDO	0.280%	5/2/16 LOC	4,600	4,600
New York City NY GO VRDO	0.290%	5/2/16	3,000	3,000
New York City NY GO VRDO	0.290%	5/2/16 LOC	2,725	2,725
New York City NY GO VRDO	0.290%	5/2/16	5,100	5,100
New York City NY GO VRDO	0.390%	5/6/16 LOC	53,580	53,580
New York City NY GO VRDO	0.400%	5/6/16 LOC	8,270	8,270
New York City NY GO VRDO	0.420%	5/6/16 LOC	14,465	14,465
New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street)
VRDO	0.410%	5/6/16 LOC	18,000	18,000
New York City NY Housing Development Corp. Multi-Family Housing Revenue VRDO	0.390%	5/6/16	4,500	4,500
New York City NY Housing Development Corp. Multi-Family Housing Revenue VRDO	0.410%	5/6/16	35,840	35,840
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Bruckner by
the Bridge) VRDO	0.410%	5/6/16 LOC	11,900	11,900
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Elliot Chelsea
Development) VRDO	0.410%	5/6/16 LOC	12,925	12,925
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.420%	5/6/16 LOC	3,600	3,600
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street
Development) VRDO	0.430%	5/6/16 LOC	10,000	10,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.410%	5/6/16	103,200	103,200
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(90 West Street) VRDO	0.410%	5/6/16 LOC	25,200	25,200
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.420%	5/6/16 LOC	15,000	15,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (The Balton)
VRDO	0.430%	5/6/16 LOC	7,500	7,500
New York City NY Housing Finance Agency Revenue (211 North End Avenue) VRDO	0.420%	5/6/16	15,100	15,100
New York City NY Housing Finance Agency Revenue (900 Eighth Avenue) VRDO	0.420%	5/6/16 LOC	34,000	34,000
New York City NY Industrial Development Agency Special Facility Revenue (New York Stock
Exchange Project) VRDO	0.410%	5/6/16 LOC	5,000	5,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.450%	5/6/16	16,800	16,800
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.450%	5/6/16	6,800	6,800
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.470%	5/6/16	5,000	5,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.270%	5/2/16	48,000	48,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.280%	5/2/16	5,400	5,400
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.290%	5/2/16	3,200	3,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.290%	5/2/16	1,700	1,700
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.290%	5/2/16	2,500	2,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.310%	5/2/16	3,815	3,815
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.400%	5/6/16	6,000	6,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.400%	5/6/16	16,200	16,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.400%	5/6/16	19,800	19,800
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.410%	5/6/16	7,000	7,000
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.450%	5/6/16	18,200	18,200
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.450%	5/6/16	31,500	31,500
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.440%	5/6/16	6,200	6,200
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.440%	5/6/16	1,500	1,500

18

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.400%	5/6/16	102,700	102,700
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.460%	5/6/16	16,300	16,300
New York Metropolitan Transportation Authority BAN	0.500%	8/1/16	90,000	90,015
New York Metropolitan Transportation Authority BAN	5.000%	8/1/16	90,000	90,717
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.440%	5/6/16 (13)	42,605	42,605
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.400%	5/6/16 LOC	16,500	16,500
New York Metropolitan Transportation Authority Revenue VRDO	0.380%	5/6/16 LOC	10,000	10,000
New York Metropolitan Transportation Authority Revenue VRDO	0.400%	5/6/16 LOC	45,200	45,200
1 New York State Dormitory Authority Revenue (Columbia University) TOB VRDO	0.440%	5/6/16	8,535	8,535
New York State Dormitory Authority Revenue (Fordham University) VRDO	0.410%	5/6/16 LOC	26,035	26,035
New York State Dormitory Authority Revenue (Le Moyne College) VRDO	0.430%	5/6/16 LOC	3,835	3,835
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.440%	5/6/16	1,875	1,875
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.440%	5/6/16	15,210	15,210
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.440%	5/6/16	13,000	13,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.440%	5/6/16	12,300	12,300
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.440%	5/6/16	5,000	5,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.440%	5/6/16	6,425	6,425
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.410%	5/6/16	2,275	2,275
New York State Dormitory Authority Revenue (Royal Charter Properties) VRDO	0.380%	5/6/16 LOC	14,070	14,070
New York State Dormitory Authority Revenue (St. John’s University) VRDO	0.400%	5/6/16 LOC	17,915	17,915
1 New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.440%	5/6/16	3,640	3,640
New York State Housing Finance Agency Housing Revenue (10 Liberty Street) VRDO	0.390%	5/6/16 LOC	27,800	27,800
New York State Housing Finance Agency Housing Revenue (20 River Terrace Housing) VRDO	0.410%	5/6/16 LOC	67,500	67,500
New York State Housing Finance Agency Housing Revenue (316 11th Avenue) VRDO	0.440%	5/6/16 LOC	20,000	20,000
New York State Housing Finance Agency Housing Revenue (625 W 57th St) VRDO	0.390%	5/6/16 LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (8 East 102nd Street) VRDO	0.400%	5/6/16 LOC	94,640	94,640
New York State Housing Finance Agency Housing Revenue (855 6th Avenue) VRDO	0.410%	5/6/16 LOC	18,500	18,500
New York State Housing Finance Agency Housing Revenue (Chelsea Apartments) VRDO	0.410%	5/6/16 LOC	35,000	35,000
New York State Housing Finance Agency Housing Revenue (East 84th Street) VRDO	0.420%	5/6/16 LOC	16,800	16,800
New York State Housing Finance Agency Housing Revenue (East 92nd Street) VRDO	0.400%	5/6/16 LOC	11,000	11,000
New York State Housing Finance Agency Housing Revenue (Riverside Center 2) VRDO	0.400%	5/6/16 LOC	8,300	8,300
New York State Housing Finance Agency Revenue (Clinton Park) VRDO	0.400%	5/6/16 LOC	6,700	6,700
New York State Housing Finance Agency Revenue (Maestro West Chelsea Housing) VRDO	0.400%	5/6/16 LOC	13,000	13,000
New York State Housing Finance Agency Revenue (Riverside Center) VRDO	0.390%	5/6/16 LOC	15,000	15,000
New York State Housing Finance Agency Revenue (Service Contract) VRDO	0.460%	5/6/16 LOC	4,285	4,285
New York State Local Government Assistance Corp. Revenue VRDO	0.410%	5/6/16	39,000	39,000
New York State Local Government Assistance Corp. Revenue VRDO	0.420%	5/6/16	46,845	46,845
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.320%	5/2/16	7,985	7,985
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.400%	5/6/16	18,000	18,000
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.450%	5/6/16	17,860	17,860
New York State Power Authority Revenue CP	0.470%	6/9/16	6,332	6,332
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/17	3,210	3,336
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.410%	5/6/16 LOC	44,045	44,045
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.410%	5/6/16	15,400	15,400
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.420%	5/6/16	1,600	1,600
North Hempstead NY BAN	2.250%	4/4/17	7,500	7,598
Pittsford NY Central School District BAN	2.000%	2/10/17	7,000	7,077
Saratoga County NY Capital Resource Corp. Revenue (Saratoga Hospital Project) VRDO	0.450%	5/6/16 LOC	4,825	4,825
Smithtown NY Central School District TAN	2.000%	6/30/16	10,000	10,028
South Country NY Central School District TAN	2.000%	6/27/16	10,500	10,528
Southampton NY Union Free School District TAN	1.500%	6/27/16	9,000	9,017
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.400%	5/6/16 LOC	1,920	1,920
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.410%	5/6/16 LOC	24,310	24,310
Ulster County NY BAN	2.000%	11/23/16	8,810	8,883
1 Utility Debt Securitization Authority New York Revenue TOB VRDO	0.440%	5/6/16	24,500	24,500
West Babylon NY Union Free School District TAN	2.000%	6/24/16	8,350	8,370
				1,956,663
North Carolina (2.4%)
Board of Governors of the University of North Carolina Revenue (University of North Carolina
Hospitals at Chapel Hill) VRDO	0.420%	5/6/16	55,705	55,705
Buncombe County NC Metropolitan Sewerage District Sewerage System Revenue VRDO	0.380%	5/6/16	1,895	1,895
Charlotte NC Airport Revenue VRDO	0.410%	5/6/16 LOC	3,000	3,000
Charlotte NC COP VRDO	0.420%	5/6/16	14,090	14,090
1 Charlotte NC Water & Sewer System Revenue TOB VRDO	0.440%	5/6/16	7,480	7,480
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) VRDO	0.420%	5/6/16	19,200	19,200
2 Mecklenburg County NC GO PUT	0.660%	11/25/16	67,835	67,835
North Carolina Capital Facilities Finance Agency (Duke University Project) CP	0.450%	6/1/16	7,451	7,451
North Carolina Capital Facilities Finance Agency (Duke University Project) CP	0.480%	6/6/16	5,865	5,865
North Carolina Capital Facilities Finance Agency (Duke University Project) CP	0.520%	6/20/16	11,737	11,737

19

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.440%	5/6/16	2,495	2,495
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.470%	5/6/16	3,395	3,395
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.470%	5/6/16	2,285	2,285
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.470%	5/6/16 LOC	9,050	9,050
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.480%	5/6/16 LOC	10,910	10,910
North Carolina Educational Facilities Finance Agency Revenue (Duke University) VRDO	0.400%	5/6/16	21,485	21,485
North Carolina GO	3.500%	5/1/16	4,120	4,120
North Carolina Medical Care Commission Health Care Facilities Revenue (Lenoir Memorial Hospital
Project) VRDO	0.440%	5/6/16 LOC	15,200	15,200
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.440%	5/6/16 LOC	6,095	6,095
2 North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	0.610%	11/25/16	22,000	22,000
1 North Carolina Revenue TOB VRDO	0.440%	5/6/16	2,900	2,900
Raleigh Durham NC Airport Authority Revenue VRDO	0.400%	5/6/16 LOC	12,930	12,930
Raleigh NC Combined Enterprise System Revenue VRDO	0.400%	5/6/16	36,085	36,085
Raleigh NC Combined Enterprise System Revenue VRDO	0.400%	5/6/16	21,490	21,490
2 Raleigh NC Limited Obligation Revenue	0.660%	11/25/16	3,020	3,020
University of North Carolina & North Carolina State University System Revenue CP	0.460%	5/5/16	20,000	20,000
University of North Carolina & North Carolina State University System Revenue CP	0.420%	5/17/16	18,500	18,500
				406,218
North Dakota (0.2%)
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.400%	5/6/16	19,950	19,950
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.450%	5/6/16	8,600	8,600
				28,550
Ohio (2.7%)
Akron OH Income Tax Revenue	1.250%	12/15/16	7,000	7,024
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.300%	5/2/16 LOC	2,000	2,000
Athens County OH Port Authority Housing Revenue VRDO	0.400%	5/6/16 LOC	2,500	2,500
Avon OH BAN	1.500%	1/26/17	1,310	1,317
Avon OH GO	1.250%	1/26/17	2,000	2,009
Butler County OH BAN	0.520%	7/28/16	2,400	2,400
Butler County OH Capital Funding Revenue VRDO	0.410%	5/6/16 LOC	5,375	5,375
Cleveland-Cuyahoga County OH Port Authority Revenue (Carnegie/89th Garage & Service Center
LLC Project) VRDO	0.440%	5/6/16 LOC	3,080	3,080
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.410%	5/6/16	15,900	15,900
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.410%	5/6/16	16,750	16,750
Columbus OH GO	5.000%	7/1/16	3,160	3,184
Columbus OH GO VRDO	0.390%	5/6/16	1,150	1,150
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program) VRDO	0.410%	5/6/16 LOC	12,655	12,655
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program) VRDO	0.410%	5/6/16 LOC	11,670	11,670
Columbus OH Regional Airport Authority Revenue (Pooled Financing Program) VRDO	0.410%	5/6/16 LOC	4,580	4,580
Fairborn OH BAN	1.250%	3/23/17	2,000	2,010
2 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	0.450%	6/1/16	5,750	5,750
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.400%	5/6/16	20,150	20,150
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.400%	5/6/16	24,240	24,240
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.500%	5/6/16 LOC	5,285	5,285
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.410%	5/6/16	4,500	4,500
Franklin County OH Hospital Revenue (Nationwide Hospital) VRDO	0.400%	5/6/16	15,515	15,515
Hamilton OH Electric System Revenue	0.430%	9/27/16	18,995	18,995
Huber Heights OH BAN	1.000%	6/2/16	14,489	14,496
Independence OH BAN	2.000%	4/13/17	3,000	3,034
Kenston OH Local School District GO	1.000%	9/15/16	2,500	2,506
Lakewood OH BAN	1.250%	4/4/17	1,600	1,609
Middletown OH Hospital Facilities Revenue (Atrium Medical Center) VRDO	0.400%	5/6/16 LOC	3,400	3,400
1 Montgomery County OH Revenue (Miami Valley Hospital) TOB VRDO	0.440%	5/6/16	3,500	3,500
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.250%	5/2/16	6,190	6,190
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.280%	5/2/16	12,100	12,100
1 Nuveen Ohio Quality Income Municipal Fund VRDP VRDO	0.530%	5/6/16 LOC	14,000	14,000
Ohio Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project) VRDO	0.410%	5/6/16 LOC	3,500	3,500
Ohio Common Schools GO VRDO	0.390%	5/6/16	1,825	1,825
Ohio Common Schools GO VRDO	0.400%	5/6/16	25,470	25,470
Ohio GO VRDO	0.390%	5/6/16	20,300	20,300
Ohio GO VRDO	0.420%	5/6/16	2,885	2,885
Ohio GO VRDO	0.420%	5/6/16	12,700	12,700
Ohio GO VRDO	0.420%	5/6/16	8,375	8,375
Ohio Higher Education GO	5.000%	5/1/16 (Prere.)	2,000	2,000
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
CP	0.180%	5/3/16	11,000	11,000
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
CP	0.540%	6/21/16	28,500	28,500
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.260%	5/2/16	11,200	11,200

20

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.420%	5/6/16	13,125	13,125
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.430%	5/6/16	1,940	1,940
Ohio Infrastructure Improvement GO VRDO	0.420%	5/6/16	4,115	4,115
Ohio State University General Receipts Revenue CP	0.470%	6/16/16	10,030	10,030
1 Ohio State University General Receipts Revenue TOB VRDO	0.470%	5/6/16	5,750	5,750
1 Ohio State University General Receipts Revenue TOB VRDO	0.470%	5/6/16	5,750	5,750
Ohio State University General Receipts Revenue VRDO	0.400%	5/6/16	13,495	13,495
Reading OH Community City School District BAN	2.000%	7/21/16	2,450	2,458
Reading OH Community City School District BAN	2.000%	7/21/16	3,800	3,813
Springboro OH BAN	1.500%	1/26/17	1,500	1,509
Toledo-Lucas County OH Port Authority Airport Development Revenue (Flight Safety
International Inc.) VRDO	0.420%	5/6/16	2,000	2,000
Union County OH BAN	1.250%	3/29/17	1,900	1,910
Union Township OH BAN	1.500%	9/8/16	4,000	4,013
				446,537
Oklahoma (0.1%)
1 Grand River Dam Authority Oklahoma Revenue TOB VRDO	0.450%	5/6/16 (13)	23,300	23,300

Oregon (0.5%)
Oregon Facilities Authority Revenue (PeaceHealth) VRDO	0.410%	5/6/16 LOC	16,805	16,805
Oregon Facilities Authority Revenue (Reed College Projects) VRDO	0.430%	5/6/16	39,845	39,845
Oregon GO	5.000%	11/1/16	2,000	2,045
Oregon GO (Veterans Welfare) VRDO	0.400%	5/6/16	3,585	3,585
1 Oregon Housing & Community Service Department Single Family Mortgage Revenue TOB VRDO	0.490%	5/6/16	7,615	7,615
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.400%	5/6/16	6,640	6,640
				76,535
Pennsylvania (1.0%)
1 Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)
TOB VRDO	0.430%	5/6/16 LOC	32,895	32,895
Delaware County PA Industrial Development Authority Airport Facilities Revenue (United Parcel
Service Inc.) VRDO	0.280%	5/2/16	18,600	18,600
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.430%	5/6/16	11,500	11,500
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.430%	5/6/16	14,900	14,900
Emmaus PA General Authority Revenue VRDO	0.400%	5/6/16 LOC	7,900	7,900
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.280%	5/2/16	1,100	1,100
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.280%	5/2/16	1,500	1,500
1 Nuveen Pennsylvania Investment Quality Municipal Fund VRDP VRDO	0.530%	5/6/16 LOC	11,000	11,000
Nuveen Pennsylvania Investment Quality Municipal Fund VRDP VRDO	0.530%	5/6/16 LOC	8,000	8,000
1 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.440%	5/6/16	1,250	1,250
1 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.510%	5/6/16	3,875	3,875
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.400%	5/6/16	9,285	9,285
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.440%	5/6/16	6,535	6,535
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.440%	5/6/16	900	900
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.290%	5/2/16	5,200	5,200
Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.380%	5/6/16 LOC	30,645	30,645
				165,085
Rhode Island (0.5%)
Narragansett RI Commission Wastewater System Revenue VRDO	0.400%	5/6/16 LOC	9,800	9,800
Rhode Island Health & Educational Building Corp. Health Facilities Revenue (St. Antoine) VRDO	0.440%	5/6/16 LOC	6,715	6,715
Rhode Island Health & Educational Building Corp. Health Facilities Revenue (St. Antoine) VRDO	0.440%	5/6/16 LOC	3,370	3,370
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (Brown
University) VRDO	0.370%	5/6/16	33,745	33,745
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (Brown
University) VRDO	0.380%	5/6/16	24,980	24,980
				78,610
South Carolina (0.3%)
1 Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project) TOB VRDO	0.450%	5/6/16	1,550	1,550
1 Charleston SC Waterworks & Sewer Capital Improvement Revenue TOB VRDO	0.440%	5/6/16	3,000	3,000
Greenville County SC Hospital System Revenue VRDO	0.410%	5/6/16 LOC	5,295	5,295
South Carolina Educational Facilities Authority Revenue (Columbia College) VRDO	0.440%	5/6/16 LOC	4,600	4,600
South Carolina Jobs Economic Development Authority Industrial Revenue (South Carolina Electric
& Gas Co. Project) VRDO	0.420%	5/6/16 LOC	6,900	6,900
South Carolina Jobs Economic Development Authority Revenue (Heathwood Hall Episcopal School)
VRDO	0.390%	5/6/16 LOC	1,800	1,800
1 South Carolina Public Service Authority Revenue TOB VRDO	0.410%	5/6/16 LOC	20,075	20,075

21

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of South Carolina School of Medicine Educational Trust Healthcare Facilities Revenue
VRDO	0.390%	5/6/16 LOC	3,765	3,765
				46,985
South Dakota (0.2%)
South Dakota Health & Educational Facilities Authority Revenue (Sioux Valley Hospital & Health
System) VRDO	0.400%	5/6/16 LOC	1,035	1,035
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.400%	5/6/16	19,050	19,050
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.430%	5/6/16	22,000	22,000
				42,085
Tennessee (2.9%)
Blount County & Alcoa & Maryville TN Industrial Development Board Revenue (Local Government
Public Improvement) VRDO	0.430%	5/6/16 LOC	4,500	4,500
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.430%	5/6/16	17,500	17,500
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)
VRDO	0.430%	5/6/16 LOC	10,140	10,140
Hamilton County TN GO	5.000%	5/1/16	4,000	4,000
Metropolitan Government of Nashville & Davidson County TN GO (Extendible) CP	0.270%	12/4/16	37,500	37,500
Metropolitan Government of Nashville & Davidson County TN GO (Extendible) CP	0.580%	12/30/16	12,500	12,500
1 Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	0.430%	5/6/16	7,500	7,500
1 Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Vanderbilt University) TOB VRDO	0.440%	5/6/16	8,250	8,250
1 Rutherford County TN Health & Educational Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	0.470%	5/6/16	6,250	6,250
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.430%	5/6/16 LOC	4,400	4,400
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.430%	5/6/16	22,900	22,900
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.470%	5/6/16 LOC	10,500	10,500
Shelby County TN GO VRDO	0.410%	5/6/16	159,490	159,490
Tennessee GO CP	0.540%	5/17/16	23,250	23,250
Tennessee GO CP	0.200%	5/18/16	40,000	40,000
Tennessee GO CP	0.540%	6/1/16	30,000	30,000
Tennessee GO CP	0.540%	6/7/16	40,000	40,000
Tennessee GO CP	0.540%	6/20/16	20,000	20,000
1 Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) TOB VRDO	0.440%	5/6/16	19,040	19,040
				477,720
Texas (6.6%)
Austin TX Electric Utility System Revenue	5.000%	11/15/16 (Prere.)	4,610	4,719
1 Austin TX Water & Wastewater System Revenue TOB VRDO	0.410%	5/6/16 LOC	16,785	16,785
Austin TX Water & Wastewater System Revenue VRDO	0.410%	5/6/16 LOC	4,770	4,770
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.430%	5/6/16 LOC	19,180	19,180
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.430%	5/6/16	12,465	12,465
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.450%	5/6/16	5,500	5,500
Dallas TX Performing Arts Cultural Facilities (Dallas Center Foundation) VRDO	0.420%	5/6/16 LOC	7,700	7,700
Dallas TX Waterworks & Sewer System Revenue CP	0.580%	5/25/16	7,990	7,990
Dallas TX Waterworks & Sewer System Revenue CP	0.550%	6/1/16	6,034	6,034
Dallas TX Waterworks & Sewer System Revenue CP	0.580%	6/2/16	21,270	21,270
Dallas TX Waterworks & Sewer System Revenue CP	0.530%	6/3/16	10,795	10,795
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.280%	5/2/16	9,830	9,830
1 Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)
TOB VRDO	0.310%	5/2/16	11,000	11,000
Harris County TX Flood Control District GO	5.000%	10/1/16 (Prere.)	13,455	13,706
1 Harris County TX GO TOB VRDO	0.440%	5/6/16	8,160	8,160
1 Harris County TX GO TOB VRDO	0.450%	5/6/16	39,600	39,600
1 Harris County TX GO TOB VRDO	0.470%	5/6/16	8,070	8,070
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.280%	5/2/16	12,285	12,285
1 Harris County TX Toll Road Revenue TOB VRDO	0.440%	5/6/16 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB VRDO	0.440%	5/6/16	12,000	12,000
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	0.440%	5/6/16	6,665	6,665
Houston TX TRAN	2.000%	6/30/16	20,000	20,055
1 Houston TX Utility System Revenue TOB VRDO	0.410%	5/6/16 LOC	15,115	15,115
1 Houston TX Utility System Revenue TOB VRDO	0.410%	5/6/16	12,240	12,240
1 Houston TX Utility System Revenue TOB VRDO	0.430%	5/6/16	17,540	17,540
Houston TX Utility System Revenue VRDO	0.410%	5/6/16 LOC	6,250	6,250
Houston TX Utility System Revenue VRDO	0.410%	5/6/16 LOC	5,000	5,000
Houston TX Utility System Revenue VRDO	0.410%	5/6/16 LOC	25,275	25,275
1 Hutto TX Independent School District GO TOB VRDO	0.470%	5/6/16	21,130	21,130
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System) PUT	1.125%	10/18/16	12,115	12,139
1 McKinney TX Independent School District GO TOB VRDO	0.410%	5/6/16 LOC	10,035	10,035
1 North East TX Independent School District GO TOB VRDO	0.440%	5/6/16	31,305	31,305

22

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Municipal Water District Water System Revenue	5.000%	9/1/16 (Prere.)	5,135	5,214
1 North Texas Tollway Authority System Revenue TOB VRDO	0.470%	5/6/16 (13)	22,360	22,360
1 North Texas Tollway Authority System Revenue TOB VRDO	0.470%	5/6/16 (13)	6,000	6,000
North Texas Tollway Authority System Revenue VRDO	0.410%	5/6/16 LOC	22,400	22,400
Northwest Independent School District Texas GO VRDO	0.450%	5/6/16	8,170	8,170
1 Pearland TX GO TOB VRDO	0.430%	5/6/16 LOC	10,025	10,025
1 Pearland TX Independent School District GO TOB VRDO	0.460%	5/6/16	9,000	9,000
Red River TX Education Finance Corp. Revenue (Texas Christian University Project) VRDO	0.420%	5/6/16	7,000	7,000
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.440%	5/6/16	4,700	4,700
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.450%	5/6/16	14,465	14,465
San Antonio TX Water Revenue CP	0.570%	6/2/16	18,000	18,000
1 Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health Care
System Project) TOB VRDO	0.460%	5/6/16	5,555	5,555
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health Care
System Project) VRDO	0.420%	5/6/16 LOC	21,550	21,550
1 Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project) TOB VRDO	0.430%	5/6/16	20,040	20,040
1 Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott &
White Healthcare Project) TOB VRDO	0.450%	5/6/16	4,620	4,620
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health) VRDO	0.410%	5/6/16 LOC	38,305	38,305
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health) VRDO	0.420%	5/6/16 LOC	43,900	43,900
Tarrant County TX Health Facilities Development Corp. Hospital Revenue (Cook Children’s Medical
Center Project) VRDO	0.370%	5/6/16	9,540	9,540
Texas (Veterans Housing Assistance Program) GO VRDO	0.420%	5/6/16	54,360	54,360
Texas Department of Housing & Community Affairs Single Mortgage Revenue VRDO	0.470%	5/6/16	31,130	31,130
1 Texas GO TOB VRDO	0.440%	5/6/16	29,510	29,510
1 Texas GO TOB VRDO	0.510%	5/6/16	7,900	7,900
Texas Public Finance Authority GO CP	0.480%	6/2/16	34,400	34,400
Texas Public Finance Authority GO CP	0.480%	6/6/16	27,500	27,500
Texas State University System Financing System Revenue (Extendible) CP	0.600%	12/31/16	2,588	2,588
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.440%	5/6/16	20,410	20,410
Texas Transportation Commission Mobility Fund GO VRDO	0.400%	5/6/16	27,800	27,800
1 Texas Water Development Board Revenue TOB VRDO	0.440%	5/6/16	10,940	10,940
1 Texas Water Development Board Revenue TOB VRDO	0.440%	5/6/16	3,100	3,100
Trinity River Authority of Texas Central Regional Wastewater System Revenue CP	0.630%	5/3/16	30,000	30,000
University of Texas System Revenue Financing System Revenue CP	0.420%	5/5/16	15,000	15,000
University of Texas System Revenue Financing System Revenue CP	0.480%	7/6/16	25,000	25,000
University of Texas System Revenue Financing System Revenue VRDO	0.360%	5/6/16	17,270	17,270
University of Texas System Revenue Financing System Revenue VRDO	0.400%	5/6/16	71,935	71,935
Waco TX Health Facilities Development Corp. Revenue (Hillcrest Health System, Inc.)	5.000%	8/1/16 (Prere.)	1,475	1,492
				1,100,987
Utah (0.5%)
Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	0.390%	5/6/16 LOC	12,500	12,500
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.400%	5/6/16	53,000	53,000
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.410%	5/6/16	3,825	3,825
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.460%	5/6/16	9,720	9,720
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.470%	5/6/16	3,300	3,300
Utah Water Finance Agency Revenue VRDO	0.420%	5/6/16	9,730	9,730
				92,075
Vermont (0.3%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen
Health Care Project) VRDO	0.400%	5/6/16 LOC	50,960	50,960
Vermont Educational & Health Buildings Financing Agency Revenue (Norwich University Project)
VRDO	0.380%	5/6/16 LOC	2,200	2,200
				53,160
Virginia (1.2%)
Capital Beltway Funding Corp. Virginia Toll Revenue (I-495 HOT Lanes Project) VRDO	0.420%	5/6/16 LOC	10,000	10,000
Capital Region Airport Commission Virginia Passenger Facility Charge Revenue VRDO	0.540%	5/6/16 LOC	7,505	7,505
Chesapeake Redevelopment & Housing Authority Revenue (Alta Great Bridge Apartments Project)
VRDO	0.450%	5/6/16 LOC	9,625	9,625
Fairfax County VA GO	4.000%	10/1/16	21,060	21,385
Fairfax County VA Industrial Development Authority Hospital Revenue (Inova Health System
Hospital Project) VRDO	0.420%	5/6/16	24,150	24,150
Hanover County VA Economic Development Authority Revenue (Bon Secours Health System Inc.)
VRDO	0.400%	5/6/16 LOC	14,300	14,300
Loudoun County VA Industrial Development Authority Revenue (Howard Hughes Medical Institute)
VRDO	0.380%	5/6/16	27,300	27,300
Loudoun County VA Industrial Development Authority Revenue (Howard Hughes Medical Institute)
VRDO	0.390%	5/6/16	8,185	8,185
Norfolk VA GO VRDO	0.400%	5/6/16	22,290	22,290

23

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Stafford County VA Industrial Development Authority Revenue (VML/VACo Commonwealth Loan
Program) VRDO	0.430%	5/6/16 LOC	2,220	2,220
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	1,000	1,015
1 Virginia Commonwealth Transportation Board Revenue TOB VRDO	0.470%	5/6/16	3,000	3,000
1 Virginia Housing Development Authority Commonwealth Mortgage Revenue TOB VRDO	0.430%	5/6/16	5,000	5,000
Virginia Public Building Authority Public Facilities Revenue VRDO	0.410%	5/6/16	49,900	49,900
				205,875
Washington (1.5%)
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.310%	5/2/16	9,195	9,195
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.440%	5/6/16	2,885	2,885
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.400%	5/6/16	25,350	25,350
1 Grant County WA Public Utility District No. 2 Electric System Revenue (Wanapum Hydroelectric
Development Revenue) TOB VRDO	0.300%	5/2/16 LOC	8,000	8,000
1 King County WA Sewer Revenue TOB VRDO	0.440%	5/6/16	2,100	2,100
1 Northwest Energy Washington Electric Revenue (Columbia Generating Station) TOB VRDO	0.440%	5/6/16	5,500	5,500
1 Pierce County WA School District No. 10 (Tacoma) GO TOB VRDO	0.440%	5/6/16	2,650	2,650
Tacoma WA Housing Authority Revenue (Sunset Apartment Projects) VRDO	0.450%	5/6/16 LOC	13,250	13,250
1 Washington GO TOB VRDO	0.440%	5/6/16	2,250	2,250
1 Washington GO TOB VRDO	0.440%	5/6/16	2,000	2,000
1 Washington GO TOB VRDO	0.440%	5/6/16	4,700	4,700
1 Washington GO TOB VRDO	0.440%	5/6/16	5,100	5,100
1 Washington Health Care Facilities Authority Revenue (Children’s Hospital & Regional Medical
Center) TOB VRDO	0.430%	5/6/16	18,100	18,100
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.440%	5/6/16	8,610	8,610
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.440%	5/6/16	12,475	12,475
Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	0.430%	5/6/16	73,250	73,250
Washington Higher Education Facilities Authority Revenue (Seattle University) VRDO	0.410%	5/6/16 LOC	13,895	13,895
Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.410%	5/6/16	13,300	13,300
Washington Housing Finance Commission Multi-Family Housing Revenue (New Haven Apartments
Project) VRDO	0.400%	5/6/16 LOC	4,000	4,000
Washington Housing Finance Commission Multi-Family Housing Revenue (Vintage at Silverdale
Senior Living Project) VRDO	0.410%	5/6/16 LOC	14,880	14,880
Washington Housing Finance Commission Nonprofit Revenue (The Overlake School Project) VRDO	0.390%	5/6/16 LOC	4,700	4,700
Washington Housing Finance Commission Nonprofit Revenue (The Overlake School Project) VRDO	0.390%	5/6/16 LOC	4,650	4,650
				250,840
West Virginia (0.5%)
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.) VRDO	0.430%	5/6/16 LOC	8,500	8,500
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
VRDO	0.440%	5/6/16 LOC	77,640	77,640
				86,140
Wisconsin (5.8%)
Appleton WI Redevelopment Authority Revenue VRDO	0.420%	5/6/16 LOC	22,400	22,400
Ashwaubenon WI BAN	2.000%	11/15/16	185	185
Madison WI GO	3.000%	10/1/16	10,090	10,203
Madison WI Metropolitan School District TRAN	2.000%	9/8/16	52,500	52,812
Milwaukee WI (Extendible) CP	0.650%	1/2/17	77,500	77,500
Milwaukee WI (Extendible) CP	0.650%	1/2/17	20,000	20,000
Milwaukee WI (Extendible) CP	0.650%	1/7/17	22,400	22,400
Milwaukee WI (Extendible) CP	0.650%	1/14/17	31,000	31,000
Milwaukee WI Redevelopment Authority Redevelopment Lease Revenue (University Wisconsin
Kenilworth Project) VRDO	0.440%	5/6/16 LOC	5,490	5,490
University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	0.420%	5/6/16 LOC	30,770	30,770
1 Wisconsin Annual Appropriation Revenue TOB VRDO	0.440%	5/6/16	11,085	11,085
Wisconsin Department of Transportation Revenue CP	0.450%	6/2/16	13,000	13,000
Wisconsin GO	4.000%	5/1/16	5,000	5,000
Wisconsin GO	5.000%	5/1/16	1,000	1,000
Wisconsin GO	5.000%	5/1/16	9,500	9,500
Wisconsin GO	5.000%	5/1/16	5,025	5,025
Wisconsin GO	5.000%	5/1/16	4,600	4,600
Wisconsin GO (Extendible) CP	0.650%	12/27/16	41,150	41,150
Wisconsin GO (Extendible) CP	0.650%	12/31/16	99,456	99,456
Wisconsin GO (Extendible) CP	0.650%	1/1/17	90,295	90,295
Wisconsin GO (Extendible) CP	0.650%	1/1/17	18,785	18,785
Wisconsin GO (Extendible) CP	0.650%	1/2/17	52,200	52,200
Wisconsin GO (Extendible) CP	0.650%	1/6/17	50,000	50,000
Wisconsin GO (Extendible) CP	0.650%	1/7/17	50,582	50,582
Wisconsin GO (Extendible) CP	0.650%	1/8/17	5,866	5,866
Wisconsin GO (Extendible) CP	0.650%	1/15/17	50,000	50,000
Wisconsin GO (Extendible) CP	0.650%	1/16/17	31,708	31,708

24

Tax-Exempt Money Market Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Wisconsin GO (Extendible) CP	0.650%	1/16/17	30,000	30,000
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group)
TOB VRDO	0.470%	5/6/16	750	750
Wisconsin Health & Educational Facilities Authority Revenue (Goodwill Industries of North Central
Wisconsin Inc.) VRDO	0.390%	5/6/16 LOC	5,800	5,800
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin) VRDO	0.420%	5/6/16 LOC	49,700	49,700
1	Wisconsin Housing & Economic Development Authority Home Ownership Revenue TOB VRDO	0.490%	5/6/16	1,590	1,590
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.430%	5/6/16	9,500	9,500
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.440%	5/6/16	12,800	12,800
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.470%	5/6/16	20,000	20,000
Wisconsin Housing & Economic Development Authority Multi-Family Revenue VRDO	0.430%	5/6/16	24,035	24,035
966,187
Wyoming (0.1%)
Converse County WY Pollution Control Revenue (PacifiCorp Projects) VRDO	0.410%	5/6/16 LOC	16,000	16,000
Sweetwater County WY Pollution Control Revenue (PacifiCorp Projects) VRDO	0.410%	5/6/16 LOC	7,000	7,000
23,000
Total Tax-Exempt Municipal Bonds (Cost $15,877,961)	15,877,961

Shares
Temporary Cash Investment (4.5%)
Money Market Fund (4.5%)
4	Vanguard Municipal Cash Management Fund (Cost $742,928)	0.346%	742,928,000	742,928
Total Investments (99.6%) (Cost $16,620,889)	16,620,889

Amount
($000)
Other Assets and Liabilities (0.4%)
Other Assets
Investment in Vanguard	1,429
Receivables for Investment Securities Sold	14,140
Receivables for Accrued Income	45,338
Receivables for Capital Shares Issued	42,244
Other Assets	85,873
Total Other Assets	189,024
Liabilities
Payables for Investment Securities Purchased	(75,260)
Payables for Capital Shares Redeemed	(23,546)
Payables for Distributions	(94)
Payables to Vanguard	(20,946)
Other Liabilities	(20)
Total Liabilities	(119,866)
Net Assets (100%)
Applicable to 16,687,674,948 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,690,047
Net Asset Value Per Share	$1.00

At April 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	16,689,624
Undistributed Net Investment Income	23
Accumulated Net Realized Gains	400
Net Assets	16,690,047

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $3,842,942,000, representing 23.0% of net assets.
2 Adjustable-rate security.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

25

Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

26

Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Interest[1]	13,734
Total Income	13,734
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,855
Management and Administrative	8,729
Marketing and Distribution	2,522
Custodian Fees	85
Shareholders’ Reports	152
Trustees’ Fees and Expenses	4
Total Expenses	13,347
Expense Reduction—Note B	(5,178)
Net Expenses	8,169
Net Investment Income	5,565
Realized Net Gain (Loss) on Investment
Securities Sold	400
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,965
1 Interest income from an affiliated company of the fund was $357,000.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,565	1,772
Realized Net Gain (Loss)	400	27
Net Increase (Decrease) in Net Assets Resulting from Operations	5,965	1,799
Distributions
Net Investment Income	(5,563)	(1,751)
Realized Capital Gain	—	—
Total Distributions	(5,563)	(1,751)
Capital Share Transactions (at $1.00 per share)
Issued	7,778,940	16,617,253
Issued in Lieu of Cash Distributions	5,367	1,697
Redeemed	(8,316,255)	(16,790,319)
Net Increase (Decrease) from Capital Share Transactions	(531,948)	(171,369)
Total Increase (Decrease)	(531,546)	(171,321)
Net Assets
Beginning of Period	17,221,593	17,392,914
End of Period[1]	16,690,047	17,221,593
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $23,000 and $21,000.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0003	.0001	.0001	.0002	.0004	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0003	.0001	.0001	.0002	.0004	.001
Distributions
Dividends from Net Investment Income	(.0003)	(.0001)	(.0001)	(.0002)	(.0004)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0003)	(.0001)	(.0001)	(.0002)	(.0004)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.03%	0.01%	0.01%	0.02%	0.04%	0.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,690	$17,222	$17,393	$18,119	$17,004	$17,593
Ratio of Expenses to
Average Net Assets	0.10%[2]	0.07%[2]	0.09%[2]	0.13%[2]	0.16%	0.17%
Ratio of Net Investment Income to
Average Net Assets	0.06%	0.01%	0.01%	0.02%	0.04%	0.09%
The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% in 2016, 0.15% in 2015, 0.16% in 2014, and 0.16% in 2013. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2016, the fund had contributed to Vanguard capital in the amount of $1,429,000, representing 0.01% of the fund’s net assets and 0.57% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended April 30, 2016, Vanguard’s expenses were reduced by $5,178,000 (an effective annual rate of 0.06% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

29

Tax-Exempt Money Market Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

30

Short-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWSTX	VWSUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	0.65%	0.73%

Financial Attributes
		Barclays
		1 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	1,739	3,961	48,514
Yield to Maturity
(before expenses)	0.8%	0.8%	1.8%
Average Coupon	2.9%	4.8%	4.8%
Average Duration	1.2 years	1.3 years	6.1 years
Average Stated
Maturity	1.6 years	1.4 years	13.0 years
Short-Term Reserves	10.0%	—	—

Largest Area Concentrations[2]

New York	17.4%
Texas	14.5
California	10.8
Pennsylvania	4.7
New Jersey	4.1
Connecticut	4.0
Massachusetts	3.8
Illinois	3.7
Georgia	3.6
Florida	3.3
Top Ten	69.9%

Volatility Measures
	Barclays
	1 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.54	0.49
Beta	1.05	0.09
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)

Under 6 Months	31.5%
6 Months–1 Year	7.7
1–2 Years	22.6
2–3 Years	20.9
3–4 Years	13.4
4–5 Years	3.6
Over 5 Years	0.3

Distribution by Credit Quality (% of portfolio)

AAA	24.4%
AA	53.6
A	15.7
BBB	3.4
BB	0.4
B or Lower	0.3
Not Rated	2.2

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

31

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2005–April 30, 2016
				Barclays
				1 Year
				Municipal
			Investor Shares	Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2006	2.90%	0.32%	3.22%	3.05%
2007	3.44	0.26	3.70	3.82
2008	3.30	0.38	3.68	4.22
2009	2.31	1.28	3.59	4.40
2010	1.38	0.44	1.82	1.81
2011	1.23	-0.31	0.92	1.18
2012	1.08	0.19	1.27	1.01
2013	0.89	-0.38	0.51	0.74
2014	0.72	-0.06	0.66	0.72
2015	0.70	-0.19	0.51	0.76
2016[1]	0.38	0.00	0.38	0.29

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	9/1/1977	0.65%	0.83%	1.71%	0.20%	1.91%
Admiral Shares	2/12/2001	0.74	0.91	1.78	0.20	1.98

1 Six months ended April 30, 2016.
See Financial Highlights for dividend and capital gains information.

32

Short-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Interest[1]	59,185
Total Income	59,185
Expenses
The Vanguard Group—Note B
Investment Advisory Services	667
Management and Administrative—
Investor Shares	1,024
Management and Administrative—
Admiral Shares	5,287
Marketing and Distribution—
Investor Shares	186
Marketing and Distribution—
Admiral Shares	642
Custodian Fees	66
Shareholders’ Reports—Investor Shares	29
Shareholders’ Reports—Admiral Shares	47
Trustees’ Fees and Expenses	3
Total Expenses	7,951
Net Investment Income	51,234
Realized Net Gain (Loss)
Investment Securities Sold	2,136
Futures Contracts	1,049
Realized Net Gain (Loss)	3,185
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(1,648)
Net Increase (Decrease) in Net Assets
Resulting from Operations	52,771
1 Interest income from an affiliated company of the fund was $88,000.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,234	96,261
Realized Net Gain (Loss)	3,185	3,187
Change in Unrealized Appreciation (Depreciation)	(1,648)	(29,986)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,771	69,462
Distributions
Net Investment Income
Investor Shares	(4,967)	(10,509)
Admiral Shares	(46,215)	(85,757)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(51,182)	(96,266)
Capital Share Transactions
Investor Shares	(84,903)	(342,747)
Admiral Shares	132,968	(47,403)
Net Increase (Decrease) from Capital Share Transactions	48,065	(390,150)
Total Increase (Decrease)	49,654	(416,954)
Net Assets
Beginning of Period	12,395,154	12,812,108
End of Period[1]	12,444,808	12,395,154
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and ($3,000).

See accompanying Notes, which are an integral part of the Financial Statements.

33

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.83	$15.86	$15.87	$15.93	$15.90	$15.95
Investment Operations
Net Investment Income	.059	.110	.115	.141	.171	.196
Net Realized and Unrealized Gain (Loss)
on Investments	—	(.030)	(.010)	(.060)	.030	(.050)
Total from Investment Operations	.059	.080	.105	.081	.201	.146
Distributions
Dividends from Net Investment Income	(.059)	(.110)	(.115)	(.141)	(.171)	(.196)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.059)	(.110)	(.115)	(.141)	(.171)	(.196)
Net Asset Value, End of Period	$15.83	$15.83	$15.86	$15.87	$15.93	$15.90

Total Return[1]	0.38%	0.51%	0.66%	0.51%	1.27%	0.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,281	$1,366	$1,713	$1,822	$2,103	$2,668
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	0.76%	0.70%	0.72%	0.89%	1.07%	1.23%
Portfolio Turnover Rate	25%	32%	27%	30%	29%	28%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.83	$15.86	$15.87	$15.93	$15.90	$15.95
Investment Operations
Net Investment Income	.066	.123	.128	.154	.183	.209
Net Realized and Unrealized Gain (Loss)
on Investments	—	(.030)	(.010)	(.060)	.030	(.050)
Total from Investment Operations	.066	.093	.118	.094	.213	.159
Distributions
Dividends from Net Investment Income	(.066)	(.123)	(.128)	(.154)	(.183)	(.209)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.066)	(.123)	(.128)	(.154)	(.183)	(.209)
Net Asset Value, End of Period	$15.83	$15.83	$15.86	$15.87	$15.93	$15.90

Total Return[1]	0.42%	0.59%	0.74%	0.59%	1.35%	1.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,163	$11,029	$11,100	$10,240	$9,351	$8,561
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.84%	0.78%	0.80%	0.97%	1.15%	1.31%
Portfolio Turnover Rate	25%	32%	27%	30%	29%	28%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.

34

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2016, the fund’s average investments in long and short futures contracts each represented 0% of net assets, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at April 30, 2016.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

35

Short-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2016, the fund had contributed to Vanguard capital in the amount of $1,056,000, representing 0.01% of the fund’s net assets and 0.42% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	12,324,907	—
Temporary Cash Investments	220,439	—	—
Futures Contracts—Assets[1]	210	—	—
Total	220,649	12,324,907	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2015, the fund had available capital losses totaling $13,077,000. Of this amount, $13,077,000 is subject to expiration dates; $2,332,000 may be used to offset future net capital gains through October 31, 2018, and $10,745,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2016, the cost of investment securities for tax purposes was $12,499,622,000. Net unrealized appreciation of investment securities for tax purposes was $45,724,000, consisting of unrealized gains of $53,623,000 on securities that had risen in value since their purchase and $7,899,000 in unrealized losses on securities that had fallen in value since their purchase.

36

Short-Term Tax-Exempt Fund

E. During the six months ended April 30, 2016, the fund purchased $1,628,864,000 of investment securities and sold $1,223,818,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2016	October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	198,135	12,525	401,348	25,349
Issued in Lieu of Cash Distributions	4,048	256	8,366	529
Redeemed	(287,086)	(18,149)	(752,461)	(47,532)
Net Increase (Decrease) —Investor Shares	(84,903)	(5,368)	(342,747)	(21,654)
Admiral Shares
Issued	2,440,507	154,253	4,552,621	287,626
Issued in Lieu of Cash Distributions	32,820	2,074	61,696	3,898
Redeemed	(2,340,359)	(147,937)	(4,661,720)	(294,494)
Net Increase (Decrease) —Admiral Shares	132,968	8,390	(47,403)	(2,970)

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

Limited-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VMLTX	VMLUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	0.88%	0.96%

Financial Attributes
		Barclays
		1–5 Year	Barclays
		Municipal Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	3,384	16,101	48,514
Yield to Maturity
(before expenses)	1.0%	1.0%	1.8%
Average Coupon	3.8%	4.8%	4.8%
Average Duration	2.5 years	2.7 years	6.1 years
Average Stated
Maturity	3.3 years	3.2 years	13.0 years
Short-Term Reserves	8.8%	—	—

Largest Area Concentrations[2]

New York	14.2%
California	10.7
Texas	10.2
Pennsylvania	5.6
New Jersey	4.5
Ohio	4.2
Florida	4.2
Illinois	4.2
Massachusetts	4.1
Maryland	3.6
Top Ten	65.5%

Volatility Measures
	Barclays
	1–5 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.97	0.71
Beta	1.01	0.31
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)

Under 6 Months	15.9%
6 Months–1 Year	4.0
1–2 Years	14.3
2–3 Years	14.2
3–4 Years	14.8
4–5 Years	13.2
Over 5 Years	23.6

Distribution by Credit Quality (% of portfolio)

AAA	22.7%
AA	51.4
A	20.0
BBB	4.4
BB	0.5
B or Lower	0.3
Not Rated	0.7

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

38

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2005–April 30, 2016
				Barclays
				1–5 Year
				Municipal
			Investor Shares	Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2006	3.28%	0.09%	3.37%	3.43%
2007	3.53	0.09	3.62	3.90
2008	3.43	-0.75	2.68	3.92
2009	2.92	3.00	5.92	7.51
2010	2.40	1.64	4.04	4.32
2011	2.25	-0.72	1.53	2.15
2012	1.94	0.99	2.93	3.17
2013	1.67	-1.07	0.60	0.93
2014	1.63	0.18	1.81	1.98
2015	1.51	-0.36	1.15	1.39
2016[1]	0.75	0.27	1.02	0.97

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	8/31/1987	1.59%	1.86%	2.38%	0.37%	2.75%
Admiral Shares	2/12/2001	1.67	1.94	2.46	0.37	2.83

1 Six months ended April 30, 2016.
See Financial Highlights for dividend and capital gains information.

39

Limited-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Interest[1]	181,538
Total Income	181,538
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,163
Management and Administrative—
Investor Shares	1,518
Management and Administrative—
Admiral Shares	9,292
Marketing and Distribution—
Investor Shares	285
Marketing and Distribution—
Admiral Shares	1,130
Custodian Fees	108
Shareholders’ Reports—Investor Shares	126
Shareholders’ Reports—Admiral Shares	106
Trustees’ Fees and Expenses	5
Total Expenses	13,733
Net Investment Income	167,805
Realized Net Gain (Loss)
Investment Securities Sold	1,382
Futures Contracts	607
Realized Net Gain (Loss)	1,989
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	61,922
Futures Contracts	4
Change in Unrealized Appreciation
(Depreciation)	61,926
Net Increase (Decrease) in Net Assets
Resulting from Operations	231,720
1 Interest income from an affiliated company of the fund was $300,000.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	167,805	327,176
Realized Net Gain (Loss)	1,989	3,002
Change in Unrealized Appreciation (Depreciation)	61,926	(74,576)
Net Increase (Decrease) in Net Assets Resulting from Operations	231,720	255,602
Distributions
Net Investment Income
Investor Shares	(15,228)	(32,569)
Admiral Shares	(152,527)	(294,569)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(167,755)	(327,138)
Capital Share Transactions
Investor Shares	38,495	(192,840)
Admiral Shares	1,124,556	1,477,195
Net Increase (Decrease) from Capital Share Transactions	1,163,051	1,284,355
Total Increase (Decrease)	1,227,016	1,212,819
Net Assets
Beginning of Period	21,074,423	19,861,604
End of Period[1]	22,301,439	21,074,423
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $5,000 and $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.04	$11.08	$11.06	$11.18	$11.07	$11.15
Investment Operations
Net Investment Income	.082	.166	.178	.186	.212	.247
Net Realized and Unrealized Gain (Loss)
on Investments	.030	(.040)	.020	(.120)	.110	(.080)
Total from Investment Operations	.112	.126	.198	.066	.322	.167
Distributions
Dividends from Net Investment Income	(.082)	(.166)	(.178)	(.186)	(.212)	(.247)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.082)	(.166)	(.178)	(.186)	(.212)	(.247)
Net Asset Value, End of Period	$11.07	$11.04	$11.08	$11.06	$11.18	$11.07

Total Return[1]	1.02%	1.15%	1.81%	0.60%	2.93%	1.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,084	$2,040	$2,241	$2,364	$2,779	$3,123
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.49%	1.51%	1.61%	1.67%	1.90%	2.24%
Portfolio Turnover Rate	8%	16%	15%	14%	15%	14%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.04	$11.08	$11.06	$11.18	$11.07	$11.15
Investment Operations
Net Investment Income	.086	.175	.187	.195	.221	.256
Net Realized and Unrealized Gain (Loss)
on Investments	.030	(.040)	.020	(.120)	.110	(.080)
Total from Investment Operations	.116	.135	.207	.075	.331	.176
Distributions
Dividends from Net Investment Income	(.086)	(.175)	(.187)	(.195)	(.221)	(.256)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.086)	(.175)	(.187)	(.195)	(.221)	(.256)
Net Asset Value, End of Period	$11.07	$11.04	$11.08	$11.06	$11.18	$11.07

Total Return[1]	1.06%	1.23%	1.89%	0.68%	3.01%	1.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,217	$19,035	$17,621	$15,276	$13,970	$11,463
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.57%	1.59%	1.69%	1.75%	1.98%	2.32%
Portfolio Turnover Rate	8%	16%	15%	14%	15%	14%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at April 30, 2016.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

42

Limited-Term Tax-Exempt Fund

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2016, the fund had contributed to Vanguard capital in the amount of $1,866,000, representing 0.01% of the fund’s net assets and 0.75% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	21,780,522	—
Temporary Cash Investments	616,071	—	—
Futures Contracts—Assets[1]	374	—	—
Total	616,445	21,780,522	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2015, the fund had available capital losses totaling $87,904,000 to offset future net capital gains. Of this amount, $63,911,000 is subject to expiration dates; $2,743,000 may be used to offset future net capital gains through October 31, 2016, $29,711,000 through October 31, 2017, $4,375,000 through October 31, 2018, and $27,082,000 through October 31, 2019. Capital losses of $23,993,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring

43

Limited-Term Tax-Exempt Fund

loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2016, the cost of investment securities for tax purposes was $22,045,420,000. Net unrealized appreciation of investment securities for tax purposes was $351,173,000, consisting of unrealized gains of $378,281,000 on securities that had risen in value since their purchase and $27,108,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2016, the fund purchased $2,135,986,000 of investment securities and sold $820,232,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2016	October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	361,837	32,749	627,205	56,868
Issued in Lieu of Cash Distributions	12,306	1,113	26,273	2,382
Redeemed	(335,648)	(30,378)	(846,318)	(76,753)
Net Increase (Decrease) —Investor Shares	38,495	3,484	(192,840)	(17,503)
Admiral Shares
Issued	3,565,338	322,679	6,609,624	599,271
Issued in Lieu of Cash Distributions	113,958	10,308	218,176	19,781
Redeemed	(2,554,740)	(231,207)	(5,350,605)	(485,455)
Net Increase (Decrease) —Admiral Shares	1,124,556	101,780	1,477,195	133,597

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

44

Intermediate-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWITX	VWIUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	1.36%	1.44%

Financial Attributes
		Barclays
		1–15 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	5,733	39,363	48,514
Yield to Maturity
(before expenses)	1.5%	1.5%	1.8%
Average Coupon	4.5%	4.8%	4.8%
Average Duration	4.8 years	4.7 years	6.1 years
Average Stated
Maturity	8.6 years	7.9 years	13.0 years
Short-Term Reserves	6.3%	—	—

Largest Area Concentrations[2]

New York	15.3%
California	11.2
Texas	9.7
Illinois	5.9
Florida	5.8
Pennsylvania	4.3
Massachusetts	3.3
New Jersey	3.2
Washington	3.2
Michigan	3.1
Top Ten	65.0%

Volatility Measures
	Barclays
	1–15 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.99	0.98
Beta	1.15	0.88
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)

Under 1 Year	9.9%
1–3 Years	10.2
3–5 Years	11.7
5–10 Years	27.7
10–20 Years	39.9
20–30 Years	0.6

Distribution by Credit Quality (% of portfolio)

AAA	21.7%
AA	54.5
A	18.3
BBB	3.7
BB	0.4
B or Lower	0.3
Not Rated	1.1

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

45

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2005–April 30, 2016
				Barclays
				1–15 Year
				Municipal
			Investor Shares	Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2006	4.31%	0.83%	5.14%	4.91%
2007	4.16	-1.42	2.74	3.45
2008	3.99	-4.48	-0.49	0.88
2009	4.24	6.27	10.51	10.72
2010	3.81	3.14	6.95	6.81
2011	3.71	-0.36	3.35	3.62
2012	3.35	4.80	8.15	7.02
2013	3.00	-3.96	-0.96	-0.41
2014	3.28	3.03	6.31	5.56
2015	2.93	-0.49	2.44	2.46
2016[1]	1.42	1.83	3.25	2.82

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	9/1/1977	3.69%	4.92%	3.62%	0.86%	4.48%
Admiral Shares	2/12/2001	3.77	5.00	3.70	0.86	4.56

1 Six months ended April 30, 2016.
See Financial Highlights for dividend and capital gains information.

46

Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Interest[1]	699,506
Total Income	699,506
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,538
Management and Administrative—
Investor Shares	3,539
Management and Administrative—
Admiral Shares	20,634
Marketing and Distribution—
Investor Shares	561
Marketing and Distribution—
Admiral Shares	2,085
Custodian Fees	234
Shareholders’ Reports—Investor Shares	124
Shareholders’ Reports—Admiral Shares	201
Trustees’ Fees and Expenses	11
Total Expenses	29,927
Net Investment Income	669,579
Realized Net Gain (Loss)
Investment Securities Sold	19,168
Futures Contracts	9,971
Realized Net Gain (Loss)	29,139
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	816,042
Futures Contracts	(6)
Change in Unrealized Appreciation
(Depreciation)	816,036
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,514,754
1 Interest income from an affiliated company of the fund was $572,000.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	669,579	1,265,531
Realized Net Gain (Loss)	29,139	16,815
Change in Unrealized Appreciation (Depreciation)	816,036	(226,382)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,514,754	1,055,964
Distributions
Net Investment Income
Investor Shares	(62,506)	(134,008)
Admiral Shares	(606,877)	(1,130,815)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(669,383)	(1,264,823)
Capital Share Transactions
Investor Shares	186,519	(195,148)
Admiral Shares	4,076,292	5,557,644
Net Increase (Decrease) from Capital Share Transactions	4,262,811	5,362,496
Total Increase (Decrease)	5,108,182	5,153,637
Net Assets
Beginning of Period	44,717,450	39,563,813
End of Period[1]	49,825,632	44,717,450
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($386,000) and $257,000.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.19	$14.26	$13.84	$14.41	$13.75	$13.80
Investment Operations
Net Investment Income	.199	.413	.440	.433	.449	.494
Net Realized and Unrealized Gain (Loss)
on Investments	.260	(.070)	.420	(.570)	.660	(.050)
Total from Investment Operations	.459	.343	.860	(.137)	1.109	.444
Distributions
Dividends from Net Investment Income	(.199)	(.413)	(.440)	(.433)	(.449)	(.494)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.199)	(.413)	(.440)	(.433)	(.449)	(.494)
Net Asset Value, End of Period	$14.45	$14.19	$14.26	$13.84	$14.41	$13.75

Total Return[1]	3.25%	2.44%	6.31%	-0.96%	8.15%	3.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,683	$4,416	$4,637	$4,878	$6,976	$6,783
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.79%	2.91%	3.13%	3.06%	3.15%	3.66%
Portfolio Turnover Rate	8%	12%	12%	16%	11%	15%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.19	$14.26	$13.84	$14.41	$13.75	$13.80
Investment Operations
Net Investment Income	.204	.425	.451	.445	.460	.505
Net Realized and Unrealized Gain (Loss)
on Investments	.260	(.070)	.420	(.570)	.660	(.050)
Total from Investment Operations	.464	.355	.871	(.125)	1.120	.455
Distributions
Dividends from Net Investment Income	(.204)	(.425)	(.451)	(.445)	(.460)	(.505)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.204)	(.425)	(.451)	(.445)	(.460)	(. 505)
Net Asset Value, End of Period	$14.45	$14.19	$14.26	$13.84	$14.41	$13.75

Total Return[1]	3.29%	2.53%	6.39%	-0.88%	8.24%	3.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45,142	$40,302	$34,927	$29,278	$30,729	$24,140
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.87%	2.99%	3.21%	3.14%	3.23%	3.74%
Portfolio Turnover Rate	8%	12%	12%	16%	11%	15%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2016, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

Intermediate-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2016, the fund had contributed to Vanguard capital in the amount of $4,113,000, representing 0.01% of the fund’s net assets and 1.64% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	48,669,318	—
Temporary Cash Investments	1,277,442	—	—
Futures Contracts—Assets[1]	1,429	—	—
Total	1,278,871	48,669,318	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:
				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2016	4,973	601,306	21
2-Year U.S. Treasury Note	June 2016	2,095	458,019	(145)
				(124)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

50

Intermediate-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2015, the fund had available capital losses totaling $36,061,000 to offset future net capital gains. Of this amount, $30,029,000 is subject to expiration on October 31, 2019. Capital losses of $6,032,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2016, the cost of investment securities for tax purposes was $47,085,974,000. Net unrealized appreciation of investment securities for tax purposes was $2,860,786,000, consisting of unrealized gains of $2,877,602,000 on securities that had risen in value since their purchase and $16,816,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2016, the fund purchased $5,140,799,000 of investment securities and sold $1,834,915,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2016	October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	751,631	52,420	1,130,585	79,643
Issued in Lieu of Cash Distributions	49,980	3,484	106,294	7,484
Redeemed	(615,092)	(42,936)	(1,432,027)	(101,123)
Net Increase (Decrease) —Investor Shares	186,519	12,968	(195,148)	(13,996)
Admiral Shares
Issued	6,276,746	437,971	9,658,491	680,355
Issued in Lieu of Cash Distributions	425,859	29,682	800,114	56,351
Redeemed	(2,626,313)	(183,295)	(4,900,961)	(345,664)
Net Increase (Decrease) —Admiral Shares	4,076,292	284,358	5,557,644	391,042

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

Long-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWLTX	VWLUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	1.90%	1.98%

Financial Attributes
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,386	48,514
Yield to Maturity
(before expenses)	2.0%	1.8%
Average Coupon	4.8%	4.8%
Average Duration	6.3 years	6.1 years
Average Stated Maturity	16.2 years	13.0 years
Short-Term Reserves	1.8%	—

Largest Area Concentrations[2]

California	16.7%
New York	15.8
Texas	9.5
Illinois	7.1
Florida	7.1
Pennsylvania	4.5
New Jersey	3.0
Michigan	2.4
Massachusetts	2.2
Georgia	2.0
Top Ten	70.3%

Volatility Measures
Barclays
Municipal
Bond Index
R-Squared	0.99
Beta	1.17
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)

Under 1 Year	4.5%
1–3 Years	5.8
3–5 Years	3.5
5–10 Years	9.3
10–20 Years	41.8
20–30 Years	31.6
Over 30 Years	3.5

Distribution by Credit Quality (% of portfolio)

AAA	13.5%
AA	56.6
A	21.8
BBB	5.6
BB	0.6
B or Lower	0.4
Not Rated	1.5

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

52

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2005–April 30, 2016
				Barclays
				Municipal
			Investor Shares	Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2006	4.77%	1.37%	6.14%	5.75%
2007	4.57	-2.20	2.37	2.91
2008	4.28	-9.02	-4.74	-3.30
2009	5.09	8.23	13.32	13.60
2010	4.50	3.02	7.52	7.78
2011	4.36	-1.07	3.29	3.78
2012	4.07	6.20	10.27	9.03
2013	3.68	-5.75	-2.07	-1.72
2014	4.22	5.30	9.52	7.82
2015	3.73	-0.54	3.19	2.87
2016[1]	1.84	2.71	4.55	3.55

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	9/1/1977	4.82%	6.40%	4.28%	0.66%	4.94%
Admiral Shares	2/12/2001	4.91	6.49	4.37	0.66	5.03

1 Six months ended April 30, 2016.
See Financial Highlights for dividend and capital gains information.

53

Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Interest[1]	176,954
Total Income	176,954
Expenses
The Vanguard Group—Note B
Investment Advisory Services	506
Management and Administrative—
Investor Shares	754
Management and Administrative—
Admiral Shares	4,138
Marketing and Distribution—
Investor Shares	113
Marketing and Distribution—
Admiral Shares	355
Custodian Fees	49
Shareholders’ Reports—Investor Shares	39
Shareholders’ Reports—Admiral Shares	47
Trustees’ Fees and Expenses	2
Total Expenses	6,003
Net Investment Income	170,951
Realized Net Gain (Loss)
Investment Securities Sold	20,964
Futures Contracts	2,940
Realized Net Gain (Loss)	23,904
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	223,341
Futures Contracts	6
Change in Unrealized Appreciation
(Depreciation)	223,347
Net Increase (Decrease) in Net Assets
Resulting from Operations	418,202
1 Interest income from an affiliated company of the fund was $82,000.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	170,951	327,539
Realized Net Gain (Loss)	23,904	20,394
Change in Unrealized Appreciation (Depreciation)	223,347	(64,857)
Net Increase (Decrease) in Net Assets Resulting from Operations	418,202	283,076
Distributions
Net Investment Income
Investor Shares	(17,211)	(34,634)
Admiral Shares	(153,321)	(292,289)
Realized Capital Gain[1]
Investor Shares	(1,272)	(2,184)
Admiral Shares	(11,042)	(17,592)
Total Distributions	(182,846)	(346,699)
Capital Share Transactions
Investor Shares	60,359	(22,477)
Admiral Shares	543,717	664,563
Net Increase (Decrease) from Capital Share Transactions	604,076	642,086
Total Increase (Decrease)	839,432	578,463
Net Assets
Beginning of Period	9,015,539	8,437,076
End of Period[2]	9,854,971	9,015,539
1 Includes fiscal 2016 and 2015 short-term gain distributions totaling $549,000 and $8,716,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $22,000 and $36,000.

See accompanying Notes, which are an integral part of the Financial Statements.

54

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.64	$11.73	$11.14	$11.82	$11.13	$11.25
Investment Operations
Net Investment Income	.210	.430	.450	.441	.437	.468
Net Realized and Unrealized Gain (Loss)
on Investments	.316	(.063)	.590	(.680)	.690	(.120)
Total from Investment Operations	.526	.367	1.040	(.239)	1.127	.348
Distributions
Dividends from Net Investment Income	(.210)	(.430)	(.450)	(.441)	(.437)	(.468)
Distributions from Realized Capital Gains	(.016)	(.027)	—	—	—	—
Total Distributions	(.226)	(.457)	(.450)	(.441)	(.437)	(.468)
Net Asset Value, End of Period	$11.94	$11.64	$11.73	$11.14	$11.82	$11.13

Total Return[1]	4.55%	3.19%	9.52%	-2.07%	10.27%	3.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,012	$928	$958	$988	$1,130	$1,100
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.58%	3.69%	3.95%	3.84%	3.78%	4.33%
Portfolio Turnover Rate	13%	18%	21%	35%	15%	19%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.64	$11.73	$11.14	$11.82	$11.13	$11.25
Investment Operations
Net Investment Income	.214	.439	.459	.450	.446	.477
Net Realized and Unrealized Gain (Loss)
on Investments	.316	(.063)	.590	(.680)	.690	(.120)
Total from Investment Operations	.530	.376	1.049	(.230)	1.136	.357
Distributions
Dividends from Net Investment Income	(.214)	(.439)	(.459)	(.450)	(.446)	(.477)
Distributions from Realized Capital Gains	(.016)	(.027)	—	—	—	—
Total Distributions	(.230)	(.466)	(.459)	(.450)	(.446)	(.477)
Net Asset Value, End of Period	$11.94	$11.64	$11.73	$11.14	$11.82	$11.13

Total Return[1]	4.59%	3.27%	9.60%	-1.99%	10.36%	3.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,843	$8,088	$7,480	$6,827	$7,039	$6,150
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.66%	3.77%	4.03%	3.92%	3.86%	4.41%
Portfolio Turnover Rate	13%	18%	21%	35%	15%	19%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2016, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

56

Long-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2016, the fund had contributed to Vanguard capital in the amount of $817,000, representing 0.01% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	9,645,861	—
Temporary Cash Investments	179,133	—	—
Futures Contracts—Assets[1]	223	—	—
Total	179,356	9,645,861	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2016	628	75,934	(17)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

57

Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2016, the cost of investment securities for tax purposes was $9,039,533,000. Net unrealized appreciation of investment securities for tax purposes was $785,461,000, consisting of unrealized gains of $787,490,000 on securities that had risen in value since their purchase and $2,029,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2016, the fund purchased $1,172,259,000 of investment securities and sold $605,715,000 of investment securities, other than U.S. government securities and temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2016	October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	156,331	13,240	193,377	16,549
Issued in Lieu of Cash Distributions	14,919	1,262	29,539	2,530
Redeemed	(110,891)	(9,397)	(245,393)	(21,045)
Net Increase (Decrease) —Investor Shares	60,359	5,105	(22,477)	(1,966)
Admiral Shares
Issued	933,262	79,026	1,465,794	125,693
Issued in Lieu of Cash Distributions	106,118	8,980	199,970	17,129
Redeemed	(495,663)	(41,971)	(1,001,201)	(85,910)
Net Increase (Decrease) —Admiral Shares	543,717	46,035	664,563	56,912

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

58

High-Yield Tax-Exempt Fund

Fund Profile
As of April 30, 2016

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWAHX	VWALX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.44%	2.52%

Financial Attributes
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,385	48,514
Yield to Maturity
(before expenses)	2.6%	1.8%
Average Coupon	4.7%	4.8%
Average Duration	6.4 years	6.1 years
Average Stated Maturity	16.9 years	13.0 years
Short-Term Reserves	5.5%	—

Largest Area Concentrations[2]

California	13.9%
New York	11.4
Texas	8.9
Illinois	8.7
New Jersey	7.7
Florida	5.8
Pennsylvania	5.2
Michigan	3.5
Indiana	2.5
Wisconsin	2.1
Top Ten	69.7%

Volatility Measures
Barclays
Municipal
Bond Index
R-Squared	0.98
Beta	1.20
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)

Under 1 Year	6.0%
1–3 Years	4.7
3–5 Years	5.4
5–10 Years	10.7
10–20 Years	32.0
20–30 Years	33.8
Over 30 Years	7.4

Distribution by Credit Quality (% of portfolio)

AAA	5.7%
AA	29.1
A	35.4
BBB	15.7
BB	4.2
B or Lower	3.3
Not Rated	6.6

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.
2 Percentage of net assets, excluding any futures contracts.

59

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2005–April 30, 2016
				Barclays
				Municipal
			Investor Shares	Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2006	4.74%	1.87%	6.61%	5.75%
2007	4.60	-2.66	1.94	2.91
2008	4.32	-12.52	-8.20	-3.30
2009	5.65	10.44	16.09	13.60
2010	4.76	4.00	8.76	7.78
2011	4.57	-1.31	3.26	3.78
2012	4.21	7.22	11.43	9.03
2013	3.74	-5.85	-2.11	-1.72
2014	4.23	5.64	9.87	7.82
2015	3.74	-0.27	3.47	2.87
2016[1]	1.88	2.68	4.56	3.55

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	12/27/1978	4.78%	6.83%	4.42%	0.63%	5.05%
Admiral Shares	11/12/2001	4.86	6.91	4.50	0.63	5.13

1 Six months ended April 30, 2016.
See Financial Highlights for dividend and capital gains information.

60

High-Yield Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Interest[1]	183,537
Total Income	183,537
Expenses
The Vanguard Group—Note B
Investment Advisory Services	515
Management and Administrative—
Investor Shares	1,310
Management and Administrative—
Admiral Shares	3,759
Marketing and Distribution—
Investor Shares	224
Marketing and Distribution—
Admiral Shares	405
Custodian Fees	49
Shareholders’ Reports—Investor Shares	66
Shareholders’ Reports—Admiral Shares	53
Trustees’ Fees and Expenses	2
Total Expenses	6,383
Net Investment Income	177,154
Realized Net Gain (Loss)
Investment Securities Sold	6,968
Futures Contracts	2,306
Realized Net Gain (Loss)	9,274
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	240,564
Futures Contracts	143
Change in Unrealized Appreciation
(Depreciation)	240,707
Net Increase (Decrease) in Net Assets
Resulting from Operations	427,135
1 Interest income from an affiliated company of the fund was $127,000.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	177,154	322,674
Realized Net Gain (Loss)	9,274	16,631
Change in Unrealized Appreciation (Depreciation)	240,707	(42,914)
Net Increase (Decrease) in Net Assets Resulting from Operations	427,135	296,391
Distributions
Net Investment Income
Investor Shares	(31,127)	(57,478)
Admiral Shares	(145,993)	(264,622)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(177,120)	(322,100)
Capital Share Transactions
Investor Shares	176,404	134,686
Admiral Shares	788,167	810,104
Net Increase (Decrease) from Capital Share Transactions	964,571	944,790
Total Increase (Decrease)	1,214,586	919,081
Net Assets
Beginning of Period	9,011,119	8,092,038
End of Period[1]	10,225,705	9,011,119
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $198,000 and $188,000.

See accompanying Notes, which are an integral part of the Financial Statements.

61

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.20	$11.23	$10.63	$11.29	$10.53	$10.67
Investment Operations
Net Investment Income	.207	.414	.430	.428	.425	.465
Net Realized and Unrealized Gain (Loss)
on Investments	.300	(.030)	.600	(.660)	.760	(.140)
Total from Investment Operations	.507	.384	1.030	(.232)	1.185	.325
Distributions
Dividends from Net Investment Income	(.207)	(.414)	(.430)	(.428)	(.425)	(.465)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.207)	(.414)	(.430)	(.428)	(.425)	(.465)
Net Asset Value, End of Period	$11.50	$11.20	$11.23	$10.63	$11.29	$10.53

Total Return[1]	4.56%	3.47%	9.87%	-2.11%	11.43%	3.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,835	$1,614	$1,484	$1,307	$1,609	$1,339
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.66%	3.69%	3.94%	3.88%	3.86%	4.54%
Portfolio Turnover Rate	14%	21%	28%	29%	20%	19%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.20	$11.23	$10.63	$11.29	$10.53	$10.67
Investment Operations
Net Investment Income	.212	.423	.438	.436	.434	.473
Net Realized and Unrealized Gain (Loss)
on Investments	.300	(.030)	.600	(.660)	.760	(.140)
Total from Investment Operations	.512	.393	1.038	(.224)	1.194	.333
Distributions
Dividends from Net Investment Income	(.212)	(.423)	(.438)	(.436)	(.434)	(.473)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.212)	(.423)	(.438)	(.436)	(.434)	(.473)
Net Asset Value, End of Period	$11.50	$11.20	$11.23	$10.63	$11.29	$10.53

Total Return[1]	4.60%	3.56%	9.96%	-2.04%	11.52%	3.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,391	$7,398	$6,608	$5,621	$6,340	$4,813
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.74%	3.77%	4.02%	3.96%	3.94%	4.62%
Portfolio Turnover Rate	14%	21%	28%	29%	20%	19%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

62

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2016, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

High-Yield Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2016, the fund had contributed to Vanguard capital in the amount of $840,000, representing 0.01% of the fund’s net assets and 0.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	9,992,795	—
Temporary Cash Investments	237,992	—	—
Futures Contracts—Assets[1]	221	—	—
Total	238,213	9,992,795	—
1 Represents variation margin on the last day of the reporting period.

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2016	539	65,173	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

64

High-Yield Tax-Exempt Fund

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2015, the fund had available capital losses totaling $91,222,000 to offset future net capital gains of $46,400,000 through October 31, 2017, $2,545,000 through October 31, 2018, and $42,277,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2016, the cost of investment securities for tax purposes was $9,552,955,000. Net unrealized appreciation of investment securities for tax purposes was $677,832,000, consisting of unrealized gains of $700,913,000 on securities that had risen in value since their purchase and $23,081,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2016, the fund purchased $1,569,408,000 of investment securities and sold $612,700,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2016	October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	373,193	32,816	521,949	46,456
Issued in Lieu of Cash Distributions	25,451	2,236	47,102	4,195
Redeemed	(222,240)	(19,567)	(434,365)	(38,765)
Net Increase (Decrease) —Investor Shares	176,404	15,485	134,686	11,886
Admiral Shares
Issued	1,159,243	101,997	1,750,263	155,866
Issued in Lieu of Cash Distributions	96,331	8,463	174,394	15,535
Redeemed	(467,407)	(41,162)	(1,114,553)	(99,338)
Net Increase (Decrease) —Admiral Shares	788,167	69,298	810,104	72,063

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

65

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

66

Six Months Ended April 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2015	4/30/2016	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,000.33	$0.50
Short-Term
Investor Shares	$1,000.00	$1,003.77	$1.00
Admiral Shares	1,000.00	1,004.17	0.60
Limited-Term
Investor Shares	$1,000.00	$1,010.16	$1.00
Admiral Shares	1,000.00	1,010.56	0.60
Intermediate-Term
Investor Shares	$1,000.00	$1,032.50	$1.01
Admiral Shares	1,000.00	1,032.91	0.61
Long-Term
Investor Shares	$1,000.00	$1,045.51	$1.02
Admiral Shares	1,000.00	1,045.92	0.61
High-Yield
Investor Shares	$1,000.00	$1,045.61	$1.02
Admiral Shares	1,000.00	1,046.02	0.61
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.37	$0.50
Short-Term
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.27	0.60
Limited-Term
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.27	0.60
Intermediate-Term
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.27	0.60
Long-Term
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.27	0.60
High-Yield
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.27	0.60

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.10%; for the
Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term
Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the High-Yield Tax-Exempt Fund,
0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366). The annualized expense ratio for the Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

67

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Municipal Bond Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard)—through its Fixed Income Group. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

68

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For the Tax-Exempt Money Market Fund, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Moody’s, Fitch, and S&P. For securities rated by all three agencies, where two of them are in agreement and assign the highest rating category, the highest rating applies. If a security is only rated by two agencies, and their ratings are in different categories, the lower of the ratings applies. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For the tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

69

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

70

Vanguard Municipal Bond Funds are not sponsored, endorsed, issued, sold, or promoted by Barclays Capital Inc. or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Barclays indexes to track general bond market performance. Barclays has not passed on the legality or suitability of the funds with respect to any person or entity. Barclays’ only relationship to Vanguard and the funds is the licensing of the Barclays indexes, which are determined, composed, and calculated by Barclays without regard to Vanguard or the funds or any owners or purchasers of the funds. Barclays has no obligation to take the needs of Vanguard, the funds, or the owners of the funds into consideration in determining, composing, or calculating the Barclays indexes. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the funds to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the funds.

Barclays shall have no liability to third parties for the quality, accuracy, and/or completeness of the indexes or any data included therein or for interruptions in the delivery of the indexes. Barclays makes no warranty, express or implied, as to results to be obtained by owners of the funds or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Barclays reserves the right to change the methods of calculation or publication, or to cease the calculation or publication of the Barclays indexes, and Barclays shall not be liable for any miscalculation of or any incorrect, delayed, or interrupted publication with respect to any of the Barclays indexes. Barclays makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the indexes or any data included therein. Barclays shall not be liable for any damages, including, without limitation, any indirect or consequential damages resulting from the use of the indexes or any data included therein.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Chief Global Diversity Officer (retired 2008) and	Chairman of its Finance and Enrollment Committee;
	Member of the Executive Committee (1997–2008)	Member of the Advisory Board of the Norris Cotton
F. William McNabb III	of Johnson & Johnson (pharmaceuticals/medical	Cancer Center.
Born 1957. Trustee Since July 2009. Chairman of	devices/consumer products); Director of Skytop
the Board. Principal Occupation(s) During the Past	Lodge Corporation (hotels) and the Robert Wood	Executive Officers
Five Years and Other Experience: Chairman of the	Johnson Foundation; Member of the Advisory
Board of The Vanguard Group, Inc., and of each of	Board of the Institute for Women’s Leadership	Glenn Booraem
the investment companies served by The Vanguard	at Rutgers University.	Born 1967. Treasurer Since May 2015. Principal
Group, since January 2010; Director of The Vanguard		Occupation(s) During the Past Five Years and
Group since 2008; Chief Executive Officer and	F. Joseph Loughrey	Other Experience: Principal of The Vanguard Group,
President of The Vanguard Group, and of each of	Born 1949. Trustee Since October 2009. Principal	Inc.; Treasurer of each of the investment companies
the investment companies served by The Vanguard	Occupation(s) During the Past Five Years and Other	served by The Vanguard Group; Controller of each of
Group, since 2008; Director of Vanguard Marketing	Experience: President and Chief Operating Officer	the investment companies served by The Vanguard
Corporation; Managing Director of The Vanguard	(retired 2009) of Cummins Inc. (industrial machinery);	Group (2010–2015); Assistant Controller of each of
Group (1995–2008).	Chairman of the Board of Hillenbrand, Inc. (specialized	the investment companies served by The Vanguard
	consumer services), and of Oxfam America; Director	Group (2001–2010).
Independent Trustees	of SKF AB (industrial machinery), Hyster-Yale Materials
	Handling, Inc. (forklift trucks), the Lumina Foundation	Thomas J. Higgins
Emerson U. Fullwood	for Education, and the V Foundation for Cancer	Born 1957. Chief Financial Officer Since September
Born 1948. Trustee Since January 2008. Principal	Research; Member of the Advisory Council for the	2008. Principal Occupation(s) During the Past Five
Occupation(s) During the Past Five Years and Other	College of Arts and Letters and of the Advisory Board	Years and Other Experience: Principal of The Vanguard
Experience: Executive Chief Staff and Marketing	to the Kellogg Institute for International Studies, both	Group, Inc.; Chief Financial Officer of each of the
Officer for North America and Corporate Vice President	at the University of Notre Dame.	investment companies served by The Vanguard Group;
(retired 2008) of Xerox Corporation (document manage-		Treasurer of each of the investment companies served
ment products and services); Executive in Residence	Mark Loughridge	by The Vanguard Group (1998–2008).
and 2009–2010 Distinguished Minett Professor at	Born 1953. Trustee Since March 2012. Principal
the Rochester Institute of Technology; Lead Director	Occupation(s) During the Past Five Years and Other	Peter Mahoney
of SPX FLOW, Inc. (multi-industry manufacturing);	Experience: Senior Vice President and Chief Financial	Born 1974. Controller Since May 2015. Principal
Director of the United Way of Rochester, the University	Officer (retired 2013) at IBM (information technology	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	services); Fiduciary Member of IBM’s Retirement Plan	Other Experience: Head of Global Fund Accounting
College Foundation, North Carolina A&T University,	Committee (2004–2013); Director of the Dow Chemical	at The Vanguard Group, Inc.; Controller of each of the
and Roberts Wesleyan College.	Company; Member of the Council on Chicago Booth.	investment companies served by The Vanguard Group;
Head of International Fund Services at The Vanguard
Rajiv L. Gupta	Scott C. Malpass	Group (2008–2014).
Born 1945. Trustee Since December 2001.[2] Principal	Born 1962. Trustee Since March 2012. Principal
Occupation(s) During the Past Five Years and Other	Occupation(s) During the Past Five Years and Other	Heidi Stam
Experience: Chairman and Chief Executive Officer	Experience: Chief Investment Officer and Vice	Born 1956. Secretary Since July 2005. Principal
(retired 2009) and President (2006–2008) of	President at the University of Notre Dame; Assistant	Occupation(s) During the Past Five Years and Other
Rohm and Haas Co. (chemicals); Director of Tyco	Professor of Finance at the Mendoza College of	Experience: Managing Director of The Vanguard
International plc (diversified manufacturing and	Business at Notre Dame; Member of the Notre Dame	Group, Inc.; General Counsel of The Vanguard Group;
services), HP Inc. (printer and personal computer	403(b) Investment Committee, the Board of Advisors	Secretary of The Vanguard Group and of each of the
manufacturing), and Delphi Automotive plc	for Spruceview Capital Partners, and the Investment	investment companies served by The Vanguard Group;
(automotive components); Senior Advisor at	Advisory Committee of Major League Baseball; Board	Director and Senior Vice President of Vanguard
New Mountain Capital.	Member of TIFF Advisory Services, Inc., and Catholic	Marketing Corporation.
Investment Services, Inc. (investment advisors).
Amy Gutmann		Vanguard Senior ManagementTeam
Born 1949. Trustee Since June 2006. Principal	André F. Perold
Occupation(s) During the Past Five Years and	Born 1952. Trustee Since December 2004. Principal	Mortimer J. Buckley	James M. Norris
Other Experience: President of the University of	Occupation(s) During the Past Five Years and Other	Kathleen C. Gubanich	Thomas M. Rampulla
Pennsylvania; Christopher H. Browne Distinguished	Experience: George Gund Professor of Finance and	Martha G. King	Glenn W. Reed
Professor of Political Science, School of Arts and	Banking, Emeritus at the Harvard Business School	John T. Marcante	Karin A. Risi
Sciences, and Professor of Communication, Annenberg	(retired 2011); Chief Investment Officer and Managing	Chris D. McIsaac
School for Communication, with secondary faculty	Partner of HighVista Strategies LLC (private investment
appointments in the Department of Philosophy, School	firm); Director of Rand Merchant Bank; Overseer of	Chairman Emeritus and Senior Advisor
of Arts and Sciences, and at the Graduate School of	the Museum of Fine Arts Boston.
Education, University of Pennsylvania; Trustee of the		John J. Brennan
National Constitution Center; Chair of the Presidential	Peter F. Volanakis	Chairman, 1996–2009
Commission for the Study of Bioethical Issues.	Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years and Other
JoAnn Heffernan Heisen	Experience: President and Chief Operating Officer	Founder
Born 1950. Trustee Since July 1998. Principal	(retired 2010) of Corning Incorporated (communications	John C. Bogle
Occupation(s) During the Past Five Years and	equipment); Trustee of Colby-Sawyer College and	Chairman and Chief Executive Officer, 1974–1996
Other Experience: Corporate Vice President and

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper,
Direct Investor Account Services > 800-662-2739	a Thomson Reuters Company, or Morningstar, Inc.,
Institutional Investor Services > 800-523-1036	unless otherwise noted.
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or
by calling Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either vanguard.com/proxyreporting or sec.gov.
fund only if preceded or accompanied by the
fund’s current prospectus.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
CFA® is a registered trademark owned by CFA Institute.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q952 062016

Vanguard® Municipal Bond Funds

Statement of Net Assets (unaudited)
As of April 30, 2016

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund provides a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Short-Term Tax-Exempt Fund	1
Limited-Term Tax-Exempt Fund	32
Intermediate-Term Tax-Exempt Fund	88
Long-Term Tax-Exempt Fund	179
High-Yield Tax-Exempt Fund	203
Key to Abbreviations	Back cover

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (0.9%)
Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) PUT	1.500%	6/1/16	4,270	4,274
Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) PUT	4.100%	11/3/16	31,500	32,048
1 Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) TOB VRDO	0.440%	5/6/16	12,755	12,755
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Power South Energy Cooperative Projects) PUT	0.850%	5/15/16	25,650	25,649
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Power South Energy Cooperative Projects) PUT	0.850%	6/1/16	9,200	9,199
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Power South Energy Cooperative Projects) PUT	1.000%	8/1/16	12,200	12,197
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,017
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,625	1,708
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,619
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.625%	10/2/18	10,000	10,091
Mobile County AL Board of School Commissioners GO	5.000%	3/1/19	850	941
Mobile County AL Board of School Commissioners GO	5.000%	3/1/20	1,275	1,450
				112,948
Alaska (0.3%)
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/19	7,505	8,371
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/20	6,900	7,870
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	4,072
North Slope Borough AK GO	4.000%	6/30/17	9,000	9,353
North Slope Borough AK GO	4.000%	6/30/18	1,200	1,276
North Slope Borough AK GO	4.000%	6/30/18	5,340	5,681
				36,623
Arizona (1.0%)
Arizona COP	3.000%	10/1/16	315	318
Arizona COP	5.000%	10/1/16	750	764
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	4.000%	2/1/17	2,000	2,047
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18	1,000	1,071
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.260%	2/5/20	12,500	12,753
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/16	375	385
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/17	750	799
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/18	500	551
Arizona School Facilities Board COP	4.000%	9/1/16	3,125	3,162
Arizona School Facilities Board COP	5.000%	9/1/17	1,800	1,901
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,641
Arizona School Facilities Board COP	5.000%	9/1/19	7,500	8,470
Arizona Transportation Board Highway Revenue	5.000%	7/1/18	2,000	2,185
Glendale AZ GO	4.000%	7/1/19 (4)	1,600	1,736
Glendale AZ GO	4.000%	7/1/20 (4)	2,920	3,226
Maricopa County AZ COP	5.000%	7/1/17	15,000	15,728
Maricopa County AZ COP	5.000%	7/1/18	10,000	10,862

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19	3,750	4,114
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/16	2,325	2,343
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/17	4,250	4,467
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/18	2,690	2,875
Phoenix AZ GO	4.000%	7/1/16	5,360	5,393
Phoenix AZ Industrial Development Authority Revenue (Mayo Clinic) VRDO	0.230%	5/2/16	21,300	21,300
Phoenix AZ Industrial Development Authority Revenue (Mayo Clinic) VRDO	0.230%	5/2/16	2,400	2,400
Pima County AZ Sewer Revenue	5.000%	7/1/16	2,000	2,016
Pima County AZ Sewer Revenue	4.000%	7/1/17	2,000	2,079
Tucson AZ Water System Revenue	5.000%	7/1/19	2,050	2,311
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/16	3,800	3,870
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/19	1,000	1,112
				121,879
Arkansas (0.2%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	3.000%	12/1/16	7,485	7,591
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	3.000%	2/1/18	1,000	1,024
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	4/1/17	6,980	7,265
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/17	7,155	7,599
				23,479
California (10.8%)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.219%	8/1/17	31,500	31,557
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,043
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	10,040	10,102
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	62,400	62,990
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	8,950	9,127
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	7,500	7,653
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/16	1,200	1,211
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/17	1,150	1,212
California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/16	500	501
California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/17	575	593
California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/18	1,000	1,057
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	14,560	14,564
2 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	1.030%	9/1/17	60,175	60,247
2 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	0.710%	12/1/17	32,250	32,134
California GO	5.000%	9/1/16	8,000	8,123
California GO	5.000%	9/1/16	1,465	1,488
California GO	5.000%	10/1/16	12,070	12,301
California GO	5.000%	9/1/17	4,250	4,498
California GO	5.000%	10/1/17	35,000	37,170
California GO	5.000%	4/1/18	10,385	11,240
California GO	5.000%	2/1/19	825	919
California GO	5.500%	4/1/19	17,830	20,229
California GO	5.000%	9/1/19	5,000	5,681
California GO	5.000%	9/1/19	9,005	10,231
California GO	5.000%	9/1/19	38,795	44,078
California GO	5.000%	9/1/20	5,500	6,445
California GO	5.000%	9/1/20	14,105	16,527
2 California GO PUT	0.960%	12/1/16	40,650	40,651
California GO PUT	4.000%	12/1/16	32,615	32,717
2 California GO PUT	1.006%	12/1/17	14,250	14,280
California GO PUT	4.000%	12/1/17	8,350	8,651
2 California GO PUT	0.860%	5/1/18	29,500	29,391
2 California GO PUT	1.136%	12/3/18	7,600	7,627
1 California GO TOB VRDO	0.520%	5/6/16 LOC	33,860	33,860
1 California GO TOB VRDO	0.590%	5/6/16 (4)LOC	16,780	16,780
1 California GO TOB VRDO	0.590%	5/6/16 (4)LOC	12,980	12,980
1 California GO TOB VRDO	0.610%	5/6/16 (4)	15,925	15,925
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	3,000	3,040
2 California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles) PUT	2.210%	7/1/17	8,825	8,887
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/16	1,005	1,030
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/16	1,500	1,529
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,063
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	9,400	9,984
California Housing Finance Agency Multifamily Housing Revenue	0.850%	8/1/16	25	25
2 California Infrastructure & Economic Development Bank Revenue
(Index-Museum Art Project) PUT	2.055%	8/1/18	20,515	20,986

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.690%	4/3/17	2,900	2,896
2	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.690%	4/3/17	22,500	22,470
	California Municipal Finance Authority
	(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/17	1,100	1,134
	California Municipal Finance Authority Multifamily Housing Revenue
	(Stevenson House Apartments)	0.850%	11/1/17	3,000	2,998
2	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System) PUT	0.910%	4/2/18	14,000	13,930
	California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/16	1,610	1,638
2	California Municipal Finance Authority Revenue (NorthBay Healthcare Group) PUT	2.510%	11/1/16	5,000	5,003
	California Pollution Control Financing Authority Solid Waste Disposal Revenue
	(Republic Services Inc. Project) PUT	0.450%	5/1/16	4,000	4,000
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/16	7,160	7,190
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	5,000	5,236
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	8,205	8,593
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	11,579
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,718
	California Public Works Board Lease Revenue (Department of State Hospitals)	4.000%	6/1/17	5,000	5,183
	California Public Works Board Lease Revenue (Department of State Hospitals)	4.000%	6/1/18	5,000	5,334
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/16	1,500	1,539
	California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/16	3,070	3,116
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/17	6,220	6,403
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/17	2,710	2,819
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18	1,000	1,081
	California State University Systemwide Revenue PUT	3.000%	11/1/19	21,000	22,221
	California Statewide Communities Development Authority Health Facility Revenue
	(Catholic Healthcare West)	0.590%	5/6/16 (4)	11,000	11,000
	California Statewide Communities Development Authority Health Facility Revenue
	(Catholic Healthcare West)	0.590%	5/6/16 (4)	21,975	21,975
	California Statewide Communities Development Authority Revenue
	(Adventist Health System/West)	3.000%	3/1/17	350	356
	California Statewide Communities Development Authority Revenue
	(Adventist Health System/West)	3.000%	3/1/18	375	389
	California Statewide Communities Development Authority Revenue
	(Adventist Health System/West)	4.000%	3/1/19	500	541
2	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	1.360%	5/1/17	1,250	1,254
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	6,380	6,652
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	7,500	7,820
1	California Statewide Communities Development Authority Revenue
	(Kaiser Permanente) TOB VRDO	0.610%	5/6/16	9,410	9,410
3	California Statewide Communities Development Authority Revenue
	(Rady Children’s Hospital - San Diego)	4.000%	8/15/18	1,565	1,676
1	California Statewide Communities Development Authority Revenue
	(St. Joseph Health System) TOB VRDO	0.550%	5/6/16 (4)	17,832	17,832
	California Statewide Communities Development Authority Senior Living Health Facility Revenue
	(Los Angeles Jewish Home for the Aging)	2.500%	8/1/20	1,165	1,174
	California Statewide Communities Development Authority Student Housing Revenue
	(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/19	500	559
	California Statewide Communities Development Authority Student Housing Revenue
	(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/20	500	573
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/17	1,500	1,581
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/18 (15)	2,000	2,177
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/19 (15)	2,080	2,326
	Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,704
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/16	1,180	1,198
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/17	565	596
[1,2]	Eaton Vance California Municipal Bond Fund II	1.260%	7/1/19	8,250	8,247
	El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (4)	1,500	1,543
1	Fontana CA Public Financing Authority Tax Allocation Revenue TOB VRDO	0.660%	5/6/16 LOC	9,000	9,000
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/18	19,485	20,332
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20	1,475	1,619
	Irvine CA Reassessment District No. 13-1 Improvement Revenue	4.000%	9/2/16	1,065	1,078
	Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/16	425	430
	Jurupa CA Public Financing Authority Special Tax Revenue	3.500%	9/1/17	425	439
	Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/18	380	405
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/19	610	688
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	4.000%	9/1/16	1,600	1,618
	La Verne CA (Brethren Hillcrest Homes) COP	3.000%	5/15/17	575	584
	La Verne CA (Brethren Hillcrest Homes) COP	4.000%	5/15/18	235	246
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/18	1,185	1,292
	Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	36,038
	Long Beach CA Unified School District GO	5.000%	8/1/19	2,740	3,110

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA GO	5.000%	9/1/18	12,900	14,203
Los Angeles CA Unified School District GO	5.000%	7/1/18	23,335	25,505
Los Angeles CA Unified School District GO	5.000%	7/1/18	73,395	80,219
Los Angeles CA Unified School District GO	5.000%	7/1/18	9,830	10,744
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	13,967
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,491
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/17	3,815	4,027
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/18	1,000	1,094
Los Angeles County CA Regional Financing Authority Revenue (MonteCedro Inc. Project)	2.500%	11/15/20	1,045	1,046
Los Angeles County CA Regional Financing Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/20	210	210
Los Angeles County CA Schools Pooled Financing Program TRAN	2.000%	6/30/16	8,090	8,106
2 Metropolitan Water District of Southern California Revenue PUT	0.790%	3/27/18	10,750	10,740
2 Metropolitan Water District of Southern California Revenue PUT	0.790%	3/27/18	20,000	19,981
2 Metropolitan Water District of Southern California Revenue PUT	0.790%	3/27/18	10,250	10,240
2 Metropolitan Water District of Southern California Revenue PUT	0.790%	3/27/18	3,000	2,997
Metropolitan Water District of Southern California Revenue VRDO	0.370%	5/6/16	42,415	42,415
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16	3,100	3,125
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17	1,055	1,110
Mount Diablo CA Unified School District GO	4.000%	8/1/16	1,070	1,080
Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,640
Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	737
Northern California Gas Authority No. 1 Revenue	1.049%	7/1/19	12,800	12,556
1 Nuveen California AMT-Free Municipal Income Fund VRDP VRDO	0.880%	7/1/18	14,000	13,997
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,131
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,695
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,696
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,693
Pittsburg CA Redevelopment Agency Tax Allocation Revenue
(Los Medanos Community Development Project)	4.000%	8/1/16	1,325	1,337
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	4.000%	6/1/16	2,500	2,508
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/16	3,400	3,414
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	4.000%	6/1/17	2,000	2,071
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/17	3,705	3,877
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/18	500	545
Roseville CA Special Tax Revenue	3.000%	9/1/18	275	286
Roseville CA Special Tax Revenue	4.000%	9/1/19	875	947
San Bernardino CA City Unified School District GO	4.000%	8/1/16	1,250	1,261
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16	21,100	21,105
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/17	1,500	1,543
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,459
University of California Revenue	5.000%	5/15/18	8,565	9,329
University of California Revenue	5.000%	5/15/18	3,000	3,268
Western CA Municipal Water District Revenue PUT	1.500%	10/1/20	2,325	2,337
				1,343,602
Colorado (1.2%)
Adams County CO COP	4.000%	12/1/19	1,250	1,378
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.875%	11/6/19	6,000	6,058
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.545%	11/12/20	5,000	4,988
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.545%	11/12/20	7,500	7,481
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.550%	5/6/16	8,625	8,625
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.610%	5/6/16	10,000	10,000
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.660%	5/6/16 LOC	11,805	11,805
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/16	1,000	1,017
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.000%	12/1/17	700	718
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,669
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,645
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/18	600	635
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	3.000%	6/1/17	500	510
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	3.000%	6/1/18	600	621
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	4.000%	6/1/19	1,000	1,072
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) TOB VRDO	0.440%	5/6/16	7,595	7,595
Denver CO City & County Airport Revenue	0.590%	5/5/16 (12)	17,350	17,350
Denver CO City & County Airport Revenue	0.590%	5/6/16 (12)	11,775	11,775
Denver CO City & County School District GO	3.000%	12/1/16	13,515	13,711
2 E-470 Public Highway Authority Colorado Revenue PUT	1.590%	8/31/17	7,540	7,521
2 E-470 Public Highway Authority Colorado Revenue PUT	2.160%	9/1/17 (14)	7,000	7,017

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/18	350	375
Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20	1,055	1,163
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	14,230	14,550
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	11,280	11,534
				152,813
Connecticut (4.0%)
3 Bridgeport CT GO	5.000%	8/15/20	7,115	8,098
Connecticut GO	0.510%	5/2/16	12,740	12,740
Connecticut GO	0.650%	5/2/16	15,825	15,825
Connecticut GO	0.650%	5/2/16	31,935	31,935
2 Connecticut GO	1.060%	5/15/16	22,350	22,356
Connecticut GO	5.000%	7/15/16	10,000	10,096
2 Connecticut GO	0.840%	9/15/16	7,000	7,007
Connecticut GO	5.000%	11/1/16	7,000	7,159
Connecticut GO	5.000%	12/1/16	5,000	5,132
2 Connecticut GO	0.660%	1/1/17	10,210	10,211
2 Connecticut GO	0.720%	3/1/17	3,000	3,001
2 Connecticut GO	0.750%	3/1/17	7,415	7,394
2 Connecticut GO	1.090%	4/15/17	4,200	4,201
2 Connecticut GO	1.180%	5/15/17	3,120	3,129
2 Connecticut GO	1.110%	6/15/17	25,000	25,057
2 Connecticut GO	1.110%	6/15/17	35,240	35,320
Connecticut GO	5.000%	7/15/17	5,000	5,262
2 Connecticut GO	0.930%	9/15/17	1,850	1,852
Connecticut GO	4.000%	11/15/17	40,795	42,863
Connecticut GO	4.000%	11/15/17	7,000	7,355
2 Connecticut GO	0.760%	1/1/18	4,905	4,889
2 Connecticut GO	1.290%	4/15/18	2,250	2,254
2 Connecticut GO	1.330%	5/15/18	10,675	10,700
2 Connecticut GO	1.180%	9/15/18	4,000	4,020
Connecticut GO	5.000%	11/15/18	8,540	9,418
2 Connecticut GO	1.510%	5/15/19	5,000	5,033
2 Connecticut GO	1.330%	9/15/19	1,000	1,008
2 Connecticut GO PUT	1.060%	9/15/17	10,215	10,247
2 Connecticut GO PUT	1.760%	3/1/18	17,500	17,500
Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.)	5.000%	12/1/18	350	387
Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.)	3.000%	12/1/19	750	803
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.600%	2/1/17	35,000	34,979
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	40,005
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.900%	2/1/18	4,000	4,004
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.375%	7/11/18	57,000	57,586
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.310%	5/2/16	3,600	3,600
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/16	4,150	4,229
Hartford CT GO	5.000%	7/1/18 (4)	650	706
Hartford CT GO	5.000%	8/15/18 (15)	3,500	3,820
Hartford CT GO	5.000%	4/1/19 (ETM)	2,150	2,408
Hartford CT GO	5.000%	7/1/19 (4)	700	783
Hartford CT GO	5.000%	10/1/19 (ETM)	1,525	1,737
New Britain CT BAN	2.000%	3/23/17	12,500	12,629
New Britain CT GO	5.000%	3/1/17 (15)	600	621
New Britain CT GO	5.000%	3/1/19 (15)	1,000	1,109
New Britain CT GO	5.000%	3/1/20 (15)	1,175	1,339
				501,807
Delaware (0.2%)
Delaware GO	5.000%	7/1/18	2,000	2,186
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/16	2,300	2,318
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/18	1,030	1,127
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/19	2,500	2,827
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/20	785	915
New Castle County DE GO	5.000%	7/15/18	1,770	1,939
University of Delaware Revenue PUT	0.700%	5/2/16	17,925	17,925
				29,237
District of Columbia (0.2%)
2 District of Columbia Income Tax Revenue	0.610%	12/1/16	6,135	6,134
2 District of Columbia Income Tax Revenue	0.710%	12/1/17	11,250	11,210
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/19	500	569
				17,913

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida (3.3%)
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/18	425	456
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/19	750	831
Broward County FL Airport System Revenue	5.000%	10/1/17	1,050	1,113
Broward County FL Airport System Revenue	5.000%	10/1/18	700	769
1 Broward County FL Airport System Revenue TOB VRDO	0.550%	5/6/16 LOC	16,000	16,000
Broward County FL School Board COP	5.000%	7/1/16	2,000	2,016
Broward County FL School Board COP	5.000%	7/1/17	5,000	5,246
Broward County FL School Board COP	5.000%	7/1/18	4,415	4,802
Broward County FL School Board COP	5.000%	7/1/19	2,355	2,643
Broward County FL School Board COP	5.000%	7/1/20	5,400	6,230
Cape Coral FL Special Obligation Revenue	4.000%	10/1/17	1,905	1,992
Cape Coral FL Special Obligation Revenue	4.000%	10/1/18	600	645
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,595	55,096
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	16,545	16,612
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/18	5,555	5,905
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/17	6,260	6,546
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/18	36,700	39,797
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	6,700	7,500
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,003
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.400%	12/1/17	6,500	6,526
Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	11,746
Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	16,841
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	8,135	9,178
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	17,095	19,286
Florida Department of Transportation GO	5.000%	7/1/16	9,405	9,480
Florida Municipal Power Agency Revenue	5.000%	10/1/17	700	741
Florida Municipal Power Agency Revenue	5.000%	10/1/18	800	876
Florida Municipal Power Agency Revenue	5.000%	10/1/19	800	904
Florida Municipal Power Agency Revenue	5.000%	10/1/20	6,000	6,965
Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/16	1,350	1,375
Florida Municipal Power Agency Revenue (Stanton II Project)	4.000%	10/1/17	1,650	1,725
Halifax Hospital Medical Center Florida Hospital Revenue	5.250%	6/1/16 (Prere.)	1,685	1,692
Halifax Hospital Medical Center Florida Hospital Revenue	3.000%	6/1/17	1,000	1,023
Halifax Hospital Medical Center Florida Hospital Revenue	3.000%	6/1/17	1,000	1,023
Halifax Hospital Medical Center Florida Hospital Revenue	4.000%	6/1/18	2,000	2,122
Halifax Hospital Medical Center Florida Hospital Revenue	4.000%	6/1/18	500	530
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	825	920
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	250	279
Halifax Hospital Medical Center Florida Hospital Revenue	5.250%	6/1/19	690	693
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20	300	343
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.125%	11/15/16 (Prere.)	2,075	2,126
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/18	2,000	2,141
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/19	2,000	2,201
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/17	1,500	1,571
2 Lakeland FL Energy System Revenue	1.160%	10/1/17	10,000	10,007
Lakeland FL Energy System Revenue	5.000%	10/1/19	1,000	1,138
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/16	1,000	1,014
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,294
Lee County FL School Board COP	5.000%	8/1/17	4,000	4,215
Lee County FL School Board COP	5.000%	8/1/18	3,530	3,859
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	1,965	2,037
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,189
Miami Beach FL Resort Tax Revenue	4.000%	9/1/17	1,250	1,304
Miami Beach FL Resort Tax Revenue	5.000%	9/1/19	1,615	1,826
Miami Beach FL Resort Tax Revenue	5.000%	9/1/20	1,135	1,319
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/17	400	420
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/18	505	534
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	1.500%	10/1/18	4,500	4,556
Miami-Dade County FL School Board COP	5.000%	2/1/20	2,250	2,566
1 Miami-Dade County FL School Board COP TOB VRDO	0.520%	5/6/16 (12)	26,000	26,000
1 Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.460%	5/6/16 (12)	7,450	7,450
Okeechobee County FL Solid Waste Disposal Revenue
(Waste Management Inc./Okeechobee Landfill Project) PUT	2.250%	7/1/16	2,520	2,526
Palm Beach County FL Health Facilities Authority Hospital Revenue
(BRRH Corp. Obligated Group)	3.000%	12/1/16	1,000	1,012

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palm Beach County FL Health Facilities Authority Hospital Revenue
(BRRH Corp. Obligated Group)	3.000%	12/1/17	1,000	1,028
Palm Beach County FL Health Facilities Authority Hospital Revenue
(BRRH Corp. Obligated Group)	4.000%	12/1/18	750	798
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/17	2,095	2,164
Palm Beach County FL School Board COP	5.000%	8/1/18	4,725	5,166
Palm Beach County FL School Board COP PUT	5.000%	8/1/16 (Prere.)	8,000	8,092
1 Palm Beach County FL School Board COP TOB VRDO	0.470%	5/6/16	2,200	2,200
Pasco County FL School Board COP	0.750%	5/6/16 (2)	3,575	3,575
Reedy Creek FL Improvement District GO	4.000%	6/1/17	1,760	1,823
Reedy Creek FL Improvement District GO	5.000%	6/1/18	2,825	3,070
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/17	785	830
South Florida Water Management District COP	5.000%	10/1/19	1,750	1,991
South Florida Water Management District COP	5.000%	10/1/20	2,000	2,339
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.460%	5/6/16	6,350	6,350
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/17	1,000	1,063
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/20	1,600	1,844
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16 (ETM)	2,850	2,903
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16 (ETM)	2,645	2,694
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5	5
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	9/1/16	1,000	1,007
Tampa FL Hospital Revenue	5.000%	7/1/16	700	705
Tampa FL Hospital Revenue	4.000%	7/1/17	1,525	1,573
Tampa FL Water & Sewer Revenue	5.000%	10/1/16	6,885	7,017
Volusia County FL School Board COP	4.000%	8/1/18 (15)	400	428
Volusia County FL School Board COP	4.000%	8/1/19 (15)	500	548
Volusia County FL School Board COP	5.000%	8/1/20 (15)	350	406
				413,394
Georgia (3.6%)
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/17	2,500	2,575
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/18	3,000	3,217
Atlanta GA Airport Revenue	5.000%	1/1/18	500	536
1 Atlanta GA Airport Revenue TOB VRDO	0.610%	5/6/16 (4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	1.792%	11/1/18	56,750	57,865
Bartow County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Bowen Project) PUT	2.375%	8/10/17	8,000	8,122
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.550%	6/21/16	10,000	10,012
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.375%	4/4/17	2,275	2,281
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	10,025	10,096
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,317
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.300%	5/3/18	11,500	11,545
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.350%	12/11/20	3,200	3,282
1 Cobb County GA Development Authority Parking Facilities Lease Revenue
(KSU Central Parking Deck) TOB VRDO	0.480%	5/6/16 LOC	15,075	15,075
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/16	1,370	1,384
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/17	1,500	1,582
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,062
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	500	531
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	800	882
Forsyth County GA GO	5.000%	3/1/18	3,580	3,864
2 Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project) PUT	1.360%	2/18/20	17,575	17,597
Georgia GO	5.000%	11/1/16	2,400	2,455
Georgia GO	5.000%	7/1/17	5,280	5,553
Georgia GO	5.000%	2/1/18	32,085	34,519
Georgia GO	5.000%	7/1/18	72,620	79,372
Georgia GO	5.000%	7/1/19	3,350	3,667
Georgia GO	5.000%	10/1/19	3,765	4,296
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/17	1,825	1,879
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	1,825	1,954
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	1,400	1,499
Gwinnett County GA School District GO	3.000%	8/1/18	4,525	4,759
Gwinnett County GA School District GO	3.000%	2/1/19	25,000	26,527

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gwinnett County GA School District GO	3.000%	8/1/19	34,225	36,649
Gwinnett County GA School District GO	4.000%	2/1/20	16,725	18,657
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	250	258
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.125%	9/15/17	240	252
2 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	0.580%	7/1/16	1,800	1,800
2 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	0.690%	7/1/17	18,000	17,979
2 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	0.710%	7/1/17	17,500	17,502
Monroe County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,040
Monroe County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Scherer Project) PUT	2.350%	12/11/20	5,700	5,846
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	3,849
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/16	1,325	1,355
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,700	1,809
				441,301
Guam (0.0%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/19	1,000	1,128

Hawaii (0.4%)
Hawaii County HI GO	4.000%	9/1/18	1,585	1,704
Hawaii County HI GO	5.000%	9/1/18	1,395	1,533
Hawaii County HI GO	5.000%	9/1/19	3,625	4,116
2 Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	0.860%	11/25/16	5,075	5,075
2 Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	0.860%	11/25/16	2,625	2,625
Hawaii GO	5.000%	10/1/18	15,000	16,529
Hawaii GO	5.000%	10/1/19	4,000	4,546
Hawaii GO	5.000%	10/1/20	2,750	3,219
Honolulu HI City & County GO	5.000%	11/1/16	7,265	7,430
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	1,000	1,051
Honolulu HI City & County GO	5.000%	10/1/18	1,815	2,000
Honolulu HI City & County GO	5.000%	10/1/18	3,120	3,438
				53,266
Idaho (0.1%)
Idaho Housing & Finance Association RAN	5.000%	7/15/18	7,545	8,196
Idaho Housing & Finance Association RAN	5.000%	7/15/19	6,580	7,373
				15,569
Illinois (3.7%)
Chicago IL Board of Education GO	5.000%	12/1/16	2,855	2,829
Chicago IL Board of Education GO	5.000%	12/1/17 (4)	3,000	3,120
2 Chicago IL Board of Education GO PUT	0.886%	6/2/16	20,595	20,460
2 Chicago IL Board of Education GO PUT	4.410%	3/1/17	10,000	9,522
1 Chicago IL GO TOB VRDO	0.860%	5/6/16	15,180	15,180
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/17	5,000	5,334
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/17	4,000	4,267
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	5,520
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	4,677
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	4,420	4,883
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20	4,000	4,551
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.530%	5/6/16 (4)	2,500	2,500
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.560%	5/6/16 (4)	21,645	21,645
1 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.610%	5/6/16	25,500	25,500
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/19	1,975	2,135
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,104
Chicago IL Water Revenue	5.000%	11/1/18	675	728
1 Chicago IL Water Revenue TOB VRDO	0.660%	5/6/16	5,250	5,250
1 Chicago IL Water Revenue TOB VRDO	0.660%	5/6/16	7,495	7,495
1 Cook County IL GO TOB VRDO	0.610%	5/6/16 LOC	7,500	7,500
Illinois Development Finance Authority Revenue (Evanston Northwestern Healthcare Corp.) VRDO	0.270%	5/2/16	3,395	3,395
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20	5,000	5,041
1 Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.450%	5/6/16	9,185	9,185
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	5,000	5,577
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17	4,500	4,689
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/16	2,220	2,248
1 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.530%	5/6/16 (12)	12,680	12,680
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/18	235	252
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/16	1,150	1,165
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/17	2,000	2,104
Illinois Finance Authority Revenue (Presbyterian Homes)	2.000%	11/1/16	850	855
Illinois Finance Authority Revenue (Presbyterian Homes)	3.000%	11/1/17	800	823
Illinois Finance Authority Revenue (Presbyterian Homes)	4.000%	11/1/18	550	589

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Presbyterian Homes)	4.000%	11/1/19	1,000	1,090
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	11/1/20	1,875	2,158
2 Illinois Finance Authority Revenue (Presbyterian Homes) PUT	1.656%	5/1/21	2,500	2,507
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/16	1,395	1,429
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/17	1,000	1,062
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/18	750	824
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19	500	566
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/17	750	784
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/16	1,865	1,890
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/16	690	703
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.440%	5/6/16	2,960	2,960
Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,395	2,395
Illinois GO	5.000%	5/1/16	6,500	6,501
Illinois GO	5.000%	1/1/17 (4)	3,000	3,078
Illinois GO	5.000%	5/1/17	8,100	8,385
Illinois GO	4.000%	2/1/18	4,000	4,163
Illinois GO	5.000%	4/1/18	2,500	2,658
Illinois GO	5.000%	5/1/18	8,000	8,524
Illinois GO	5.000%	8/1/18	22,160	23,768
Illinois GO	4.000%	2/1/19	7,500	7,904
Illinois GO	5.000%	2/1/19	875	946
Illinois GO	5.000%	5/1/19	12,000	13,033
Illinois GO	5.000%	7/1/19	4,725	5,148
Illinois GO	5.000%	8/1/19	15,000	16,369
Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/17 (Prere.)	16,700	17,257
Illinois Regional Transportation Authority Revenue PUT	0.650%	1/28/17	24,000	24,000
Illinois Sales Tax Revenue	4.000%	6/15/16	2,750	2,763
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	10,059
Illinois Sales Tax Revenue	5.500%	6/15/16 (3)	1,665	1,676
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	6,932
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.440%	5/6/16	325	325
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/16	8,290	8,339
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/17	24,125	24,808
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/17	7,500	7,710
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18	14,540	14,936
1 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	0.440%	5/6/16	10,360	10,360
McHenry County IL Conservation District GO	4.000%	2/1/17	3,000	3,077
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16	1,500	1,506
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	4,990	5,209
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,022
Romeoville IL Revenue (Lewis University Project)	4.000%	10/1/17	365	379
Romeoville IL Revenue (Lewis University Project)	4.000%	10/1/18	500	530
Springfield IL Electric Revenue	5.000%	3/1/20	2,000	2,274
				465,810
Indiana (0.6%)
Ball State University Housing and Dining System Indiana Revenue	5.000%	7/1/18	250	273
Ball State University Housing and Dining System Indiana Revenue	5.000%	7/1/19	200	226
Ball State University Housing and Dining System Indiana Revenue	5.000%	7/1/20	350	406
3 Carmel IN Local Public Improvement Bond Bank Revenue	4.000%	1/15/18	400	422
3 Carmel IN Local Public Improvement Bond Bank Revenue	4.000%	7/15/18	500	535
3 Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	750	832
3 Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/19	1,000	1,128
3 Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,000	1,145
3 Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/20	805	935
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16	1,000	1,021
Indiana Finance Authority Economic Development Revenue (Republic Services Inc. Project) PUT	0.500%	6/1/16	10,500	10,500
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/17	520	542
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	3.000%	12/1/16	1,400	1,419
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	4,507
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	4.000%	12/1/18	1,500	1,622
Indiana Finance Authority Hospital Revenue (Parkview Health System)	4.000%	5/1/17	500	515
Indiana Finance Authority Revenue	5.000%	2/1/18	1,415	1,522
Indiana Finance Authority Revenue	5.000%	2/1/19	815	908
Indiana Finance Authority Revenue	5.000%	2/1/19	3,730	4,157
Indiana Finance Authority Revenue	5.000%	2/1/20	1,860	2,140
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/17	1,000	1,036
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	4.000%	10/1/16	375	380
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/17	350	371
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18	410	450

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) PUT	4.100%	11/3/16	2,080	2,117
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	6/1/16 (Prere.)	415	415
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	6/1/16	3,855	3,858
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16 (Prere.)	65	66
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16	2,695	2,724
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	10,000	10,057
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.150%	12/1/17	3,000	3,003
Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,287
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	4.000%	1/1/18	1,960	2,062
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/19	1,000	1,103
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,540
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/16	3,385	3,401
1 Zionsville IN Community Schools Building Corp. Revenue TOB VRDO	0.540%	5/6/16 (4)LOC	5,990	5,990
				78,615
Iowa (0.1%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,786
Iowa Finance Authority Revenue	5.000%	8/1/19	6,700	7,600
				11,386
Kansas (0.1%)
2 Kansas Department of Transportation Highway Revenue	0.531%	9/1/17	4,100	4,089
2 Kansas Department of Transportation Highway Revenue	0.611%	9/1/18	3,500	3,483
2 Kansas Department of Transportation Highway Revenue	0.691%	9/1/19	3,000	2,983
Kansas Development Finance Authority Revenue	5.000%	5/1/20	1,340	1,542
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16 (ETM)	750	768
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	4.000%	9/1/17	1,000	1,043
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19	500	564
				14,472
Kentucky (1.1%)
2 Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project) PUT	2.160%	2/1/17	11,165	11,173
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/17	1,500	1,582
3 Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/18	1,280	1,385
3 Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/19	2,665	2,980
3 Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/20	1,000	1,151
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/17	510	521
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/17 (14)	500	526
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/18 (14)	1,500	1,631
Kentucky Property & Building Commission Revenue	5.000%	8/1/16	2,600	2,630
Kentucky Property & Building Commission Revenue	5.000%	10/1/16 (2)	4,250	4,328
Kentucky Property & Building Commission Revenue	5.000%	8/1/17	2,800	2,950
Kentucky Property & Building Commission Revenue	5.000%	8/1/18	2,715	2,954
Kentucky Property & Building Commission Revenue	5.000%	8/1/18	10,175	11,071
Kentucky Property & Building Commission Revenue	5.000%	8/1/19	2,550	2,857
Kentucky Property & Building Commission Revenue	5.000%	8/1/19	13,270	14,865
Kentucky Property & Building Commission Revenue	5.000%	8/1/20	2,600	2,983
Kentucky Property & Building Commission Revenue	5.000%	8/1/20	20,985	24,078
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	3.000%	7/1/17	250	256
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	5.000%	7/1/17	33,795	35,245
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/17	2,500	2,667
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/18	1,750	1,930
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	4.000%	4/1/17	200	206
				129,969
Louisiana (1.8%)
2 East Baton Rouge Parish LA Sewer Commission Revenue PUT	0.804%	8/1/18	24,005	23,823
Lafayette LA Communications System Revenue	5.000%	11/1/17 (4)	585	621
Lafayette LA Communications System Revenue	5.000%	11/1/18 (4)	1,620	1,776
Lafayette LA Communications System Revenue	5.000%	11/1/19 (4)	2,500	2,821
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/16	41,500	41,667
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/17	8,500	8,881
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/18	5,000	5,413
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/19	10,645	11,877
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	12,120	12,123
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.774%	5/1/17	55,500	55,402
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.774%	5/1/18	13,500	13,458
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.854%	5/1/18	8,535	8,515

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana GO	5.000%	8/1/16	5,000	5,057
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,171
1 Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	0.530%	5/6/16 (4)	5,000	5,000
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	3.000%	5/15/17	250	255
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	3.000%	5/15/18	300	310
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	4.000%	5/15/19	300	322
New Orleans LA GO	4.000%	12/1/18	700	753
New Orleans LA GO	4.000%	12/1/19	775	850
New Orleans LA Sewage Service Revenue	4.000%	6/1/16	880	883
New Orleans LA Sewage Service Revenue	5.000%	6/1/17	1,000	1,045
New Orleans LA Water Revenue	5.000%	12/1/17	290	308
New Orleans LA Water Revenue	5.000%	12/1/18	500	550
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/17	3,730	3,888
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/18	9,000	9,696
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19	2,740	3,033
				222,498
Maine (0.0%)
Maine GO	5.000%	6/1/18	3,855	4,202
Maine GO	4.250%	6/1/19	1,000	1,105
				5,307
Maryland (3.3%)
Anne Arundel County MD GO	5.000%	4/1/17	6,960	7,245
Anne Arundel County MD GO	5.000%	4/1/18	2,585	2,797
Anne Arundel County MD GO	5.000%	4/1/18	980	1,061
Anne Arundel County MD GO	5.000%	4/1/18	11,300	12,228
Anne Arundel County MD GO	5.000%	4/1/18	2,590	2,803
Anne Arundel County MD GO	5.000%	4/1/18	2,000	2,164
Anne Arundel County MD GO	5.000%	4/1/18	6,960	7,532
Anne Arundel County MD GO	5.000%	10/1/18	3,085	3,400
Anne Arundel County MD GO	5.000%	10/1/18	1,455	1,604
Anne Arundel County MD GO	5.000%	10/1/18	4,295	4,734
Anne Arundel County MD GO	5.000%	4/1/19	12,750	14,292
Baltimore County MD GO	5.000%	2/1/19	2,800	3,123
Baltimore MD Consolidated Public Improvement GO	4.000%	8/1/20	4,730	5,352
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20	3,795	4,442
Harford County MD Public Improvement GO	5.000%	2/1/19	6,980	7,786
Howard County MD GO	5.000%	8/15/19	1,375	1,563
Maryland Department of Transportation Revenue	5.000%	6/1/16	2,010	2,018
Maryland Department of Transportation Revenue	5.000%	12/15/18	16,020	17,799
Maryland Department of Transportation Revenue	5.000%	12/15/19	17,875	20,524
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	8,900	9,037
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/17 (4)	1,250	1,294
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/18 (4)	810	862
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/19 (4)	675	734
Maryland GO	5.000%	8/1/16	5,000	5,058
Maryland GO	5.000%	8/1/16	4,500	4,553
Maryland GO	5.000%	8/1/16	27,680	28,003
Maryland GO	4.000%	8/15/16	9,570	9,670
Maryland GO	5.000%	3/1/17	1,450	1,504
Maryland GO	5.000%	3/1/18	3,395	3,664
Maryland GO	5.000%	3/15/18	5,000	5,405
Maryland GO	5.000%	3/1/19	10,000	11,189
Maryland GO	5.000%	3/1/19	3,420	3,826
Maryland GO	5.000%	3/15/19	1,090	1,221
Maryland GO	5.000%	3/15/19	9,285	10,403
Maryland GO	5.000%	8/1/19	5,000	5,675
Maryland GO	5.000%	11/1/19	7,855	8,985
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	3.000%	7/1/16	425	427
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/17	500	520
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group)	5.000%	7/1/18	1,000	1,094
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.441%	11/15/16	2,000	2,005
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.121%	11/15/17	11,905	11,913

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.871%	5/15/18	4,900	4,915
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.891%	5/15/18	9,625	9,659
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/16	3,015	3,055
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/17	2,020	2,133
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/18	2,000	2,192
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/19	2,600	2,946
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/16	700	705
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/17	500	524
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/19	900	1,008
Maryland Health & Higher Educational Facilities Authority Revenue
(Peninsula Regional Medical Center)	5.000%	7/1/17	1,790	1,881
Maryland Health & Higher Educational Facilities Authority Revenue
(Peninsula Regional Medical Center)	5.000%	7/1/18	1,695	1,850
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/16	10,030	10,108
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/17	5,000	5,248
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/19	10,570	11,821
Montgomery County MD GO	5.000%	11/1/16	5,800	5,932
Montgomery County MD GO	5.000%	11/1/17	4,800	5,116
Montgomery County MD GO	5.000%	7/1/19	9,140	10,346
Montgomery County MD GO	5.000%	8/1/19	1,570	1,782
Montgomery County MD GO	5.000%	12/1/19	14,950	17,145
Prince Georges County MD GO	5.000%	9/1/17	8,015	8,486
Prince Georges County MD GO	5.000%	3/1/18	5,280	5,699
Prince Georges County MD GO	5.000%	8/1/19	5,075	5,760
Prince Georges County MD GO	5.000%	3/1/20	1,950	2,253
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/20	12,870	14,472
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	7,290	7,943
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/19	7,260	8,194
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/19	7,585	8,561
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	2,500	2,911
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	3.875%	7/1/19	1,065	1,088
				413,242
Massachusetts (3.8%)
Boston MA GO	5.000%	2/1/18	7,965	8,575
Boston MA GO	5.000%	8/1/18	4,045	4,439
Boston MA GO	5.000%	3/1/20	1,850	1,920
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/19	9,500	10,750
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.500%	5/2/16	25,455	25,455
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.510%	5/6/16	29,979	29,979
Massachusetts Clean Water Trust Revenue	5.000%	2/1/19	3,305	3,690
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/16	1,205	1,227
2 Massachusetts Development Finance Agency Revenue (Boston University) PUT	0.960%	9/30/16	12,045	12,048
2 Massachusetts Development Finance Agency Revenue (Boston University) PUT	0.990%	3/30/17	6,500	6,492
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16 (Prere.)	23,980	24,120
2 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	0.960%	1/30/18	8,865	8,861
2 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	0.890%	1/29/20	5,500	5,381
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,260	2,369
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/18	500	543
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	1,435	1,644
2 Massachusetts Development Finance Agency Revenue (Williams College) PUT	0.690%	7/1/17	15,360	15,336
Massachusetts GO	5.000%	8/1/16	3,375	3,414
Massachusetts GO	5.000%	10/1/16	3,000	3,058
Massachusetts GO	5.500%	12/1/16 (4)	2,500	2,574
2 Massachusetts GO	0.750%	1/1/17	14,100	14,101
2 Massachusetts GO	0.530%	2/1/17	65,000	65,000
2 Massachusetts GO	0.770%	2/1/17	15,485	15,494
2 Massachusetts GO	0.840%	1/1/18	9,100	9,100
2 Massachusetts GO PUT	0.710%	8/1/17	25,000	24,982
1 Massachusetts GO TOB VRDO	0.500%	5/2/16 (4)LOC	14,780	14,780
1 Massachusetts GO TOB VRDO	0.440%	5/6/16	1,850	1,850
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.700%	11/1/16	9,060	9,104
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	1,996
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	6.000%	7/1/18 (Prere.)	3,115	3,469
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.590%	5/4/16 (4)	20,970	20,970
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.590%	5/5/16 (4)	17,875	17,875
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.590%	5/6/16 (4)	27,830	27,830

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19	1,000	1,126
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/19	1,000	1,143
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.530%	5/6/16 (4)LOC	19,400	19,400
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.530%	5/6/16 LOC	30,205	30,205
University of Massachusetts Building Authority Revenue VRDO	0.420%	5/6/16	20,105	20,105
				470,405
Michigan (2.2%)
1 Detroit MI City School District GO TOB VRDO	0.660%	5/6/16	10,245	10,245
1 Detroit MI City School District GO TOB VRDO	1.250%	5/6/16	17,845	17,845
East Lansing MI School District GO	5.000%	5/1/16	365	365
East Lansing MI School District GO	5.000%	5/1/17	650	678
East Lansing MI School District GO	5.000%	5/1/18	335	362
East Lansing MI School District GO	5.000%	5/1/19	450	502
Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System)	5.000%	11/15/18	1,500	1,651
L’Anse Creuse MI Public Schools GO	2.000%	5/1/16	500	500
Lincoln MI Consolidated School District GO	5.000%	5/1/17 (4)	1,000	1,040
Lincoln MI Consolidated School District GO	5.000%	5/1/19 (4)	1,100	1,221
Lincoln MI Consolidated School District GO	5.000%	5/1/20 (4)	1,000	1,138
Livonia MI Public Schools School District GO	4.000%	5/1/16 (15)	500	500
Livonia MI Public Schools School District GO	4.000%	5/1/17 (15)	1,000	1,030
Livonia MI Public Schools School District GO	5.000%	5/1/18 (15)	850	920
Marysville MI Public Schools District GO	4.000%	5/1/19	1,425	1,547
Michigan Building Authority Revenue	5.000%	10/15/16	12,250	12,503
Michigan Building Authority Revenue	5.000%	4/15/19	8,300	9,281
Michigan Finance Authority Revenue	4.000%	10/1/17	1,155	1,204
Michigan Finance Authority Revenue	5.000%	10/1/18	1,135	1,242
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/18	1,500	1,601
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/19	3,000	3,278
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20	1,250	1,392
1 Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	0.610%	5/6/16	6,060	6,060
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16	890	897
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16	5,310	5,347
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16	4,000	4,028
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	1,355	1,416
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,241
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	5,000	5,234
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	500	522
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,000	1,078
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,505
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,963
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,150	1,240
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,188
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,908
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	800	892
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	300	343
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/16	800	815
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/17	350	366
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	750	804
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19	2,005	2,285
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/18	250	277
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/19	500	571
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	6,887
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	11,228
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	24,450
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/20	6,335	7,154
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/15/17	7,875	7,921
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	0.950%	2/1/18	11,000	10,989
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.000%	5/30/18	15,000	15,294
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,836
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/16	1,500	1,506
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/17	2,100	2,197
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	10,000	10,032
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	4.000%	3/1/17	250	257
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	4.000%	3/1/18	500	529
Michigan Trunk Line Revenue	5.000%	11/15/16	5,000	5,123
Michigan Trunk Line Revenue	5.000%	11/15/17	13,500	14,400
Royal Oak MI City School District GO	5.000%	5/1/17	1,300	1,356
Royal Oak MI City School District GO	5.000%	5/1/18	1,000	1,084

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Saginaw Valley State University Michigan Revenue TOB VRDO	0.560%	5/6/16 (4)	5,000	5,000
St. Johns MI Public Schools School District GO	5.000%	5/1/19	7,250	8,087
University of Michigan Revenue	5.000%	4/1/19	2,215	2,487
University of Michigan Revenue	5.000%	4/1/20	1,500	1,739
				276,581
Minnesota (0.7%)
Hennepin County MN GO	5.000%	12/1/16	1,180	1,211
Hennepin County MN GO	5.000%	12/1/16	4,035	4,142
Hennepin County MN GO	5.000%	12/15/17	4,355	4,664
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/16	1,500	1,500
Minneapolis MN Health Care System Revenue (Fairview Health Services)	4.000%	11/15/18	750	804
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/19	750	847
Minnesota General Fund Revenue	5.000%	3/1/17	2,000	2,074
Minnesota GO	5.000%	8/1/16 (ETM)	70	71
Minnesota GO	5.000%	8/1/16	4,480	4,532
Minnesota GO	5.000%	8/1/16	6,045	6,116
Minnesota GO	5.000%	10/1/16	2,825	2,879
Minnesota GO	5.000%	10/1/17	3,545	3,765
Minnesota GO	5.000%	8/1/19	5,940	6,738
Minnesota GO	5.000%	8/1/19	2,275	2,580
Minnesota GO	5.000%	8/1/19	12,920	14,664
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.470%	5/6/16	5,575	5,575
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/18	7,860	8,483
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/19	4,125	4,613
Minnesota Public Facilities Authority Water Pollution Control Revenue	5.000%	3/1/19	5,700	6,377
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	4.000%	9/1/16	295	298
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/17	465	491
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/18	885	965
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/19	555	624
University of Minnesota Revenue	5.000%	12/1/18	1,750	1,940
				85,953
Mississippi (0.2%)
Jackson MS Public School District GO	5.000%	4/1/18	500	538
Jackson MS Public School District GO	5.000%	4/1/19	1,660	1,840
Jackson MS Public School District GO	5.000%	4/1/20	1,500	1,710
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.280%	5/2/16	1,900	1,900
Mississippi GO	5.250%	11/1/16 (14)	2,550	2,611
2 Mississippi GO	0.940%	9/1/17	5,810	5,810
2 Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT	1.710%	8/15/20	7,850	7,780
				22,189
Missouri (1.0%)
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19	5,000	5,720
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/17	2,000	2,134
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/18	425	452
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/19	645	705
Kansas City MO Airport Revenue	5.000%	9/1/16	900	914
Kansas City MO Airport Revenue	5.000%	9/1/17	1,250	1,320
Kansas City MO Special Obligation Revenue	5.000%	10/1/18	5,000	5,482
Kansas City MO Special Obligation Revenue	5.000%	10/1/18	925	1,014
Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,750	3,103
Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,510	2,832
Kansas City MO Special Obligation Revenue	5.000%	10/1/20	2,000	2,315
Kansas City MO Special Obligation Revenue	5.000%	10/1/20	1,260	1,458
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/18	3,675	3,960
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/19	2,000	2,223
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/20	2,660	3,039
Missouri Board of Public Buildings Special Obligation Revenue	3.000%	10/1/16	2,795	2,825
Missouri Development Finance Board Cultural Facilities Revenue
(Nelson Gallery Foundation) VRDO	0.300%	5/2/16	4,000	4,000
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/19	1,000	1,112
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/20	1,000	1,149
Missouri Environmental Improvement & Energy Resources Authority Revenue
(Kansas City Power & Light)	1.250%	7/1/17	4,000	4,027
Missouri Health & Educational Facilities Authority Revenue (St. Louis University) VRDO	0.300%	5/2/16 LOC	1,700	1,700
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.440%	5/6/16	11,300	11,300
Missouri Highways & Transportation Commission Road Revenue	5.250%	5/1/17 (Prere.)	11,000	11,514
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/19	1,000	1,125
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/17	2,420	2,490
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/18	2,400	2,564

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Springfield MO Public Utility Revenue	5.000%	8/1/18	16,375	17,934
	St. Joseph MO Industrial Development Authority Health Facilities Revenue
	(Heartland Regional Medical Center) VRDO	0.300%	5/2/16 LOC	2,500	2,500
	St. Louis County MO Rockwood School District GO	4.000%	2/1/20	12,775	14,226
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/16	1,000	1,008
	St. Louis MO Parking Revenue	5.000%	12/15/17 (4)	1,285	1,368
	St. Louis MO Parking Revenue	5.000%	12/15/19 (4)	1,000	1,136
	St. Louis MO Parking Revenue	5.000%	12/15/20 (4)	1,000	1,160
					119,809
Montana (0.0%)
	Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/18	1,875	2,006

Multiple States (0.2%)
[1,2]	Eaton Vance Municipal Bond Fund II	1.460%	7/1/19	4,975	4,973
1	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.530%	5/6/16 LOC	24,700	24,700
					29,673
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	30,000	33,942
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	3.000%	11/1/16	685	692
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	3.000%	11/1/17	700	719
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	4.000%	11/1/18	925	986
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	4.000%	11/1/16	500	508
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	4.000%	11/1/17	500	520
	University of Nebraska Student Fee Revenue	5.000%	7/1/16	1,880	1,895
	University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,161
					40,423
Nevada (0.5%)
	Clark County NV School District GO	5.000%	6/15/16	14,860	14,947
	Clark County NV School District GO	5.000%	6/15/17	11,105	11,643
	Clark County NV School District GO	5.000%	6/15/17	7,015	7,355
	Nevada GO	5.000%	4/1/19	16,405	18,358
	Nevada Unemployment Compensation Revenue	5.000%	6/1/17	10,000	10,476
					62,779
New Hampshire (0.1%)
1	New Hampshire Health & Education Facilities Authority Revenue (LRGHealthcare) TOB VRDO	0.450%	5/6/16	15,645	15,645

New Jersey (4.1%)
	Bergen County NJ GO	4.000%	9/1/16	1,875	1,898
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/18	2,775	2,956
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/19	3,050	3,346
[1,2]	Eaton Vance New Jersey Municipal Bond Fund II	1.410%	7/1/19	8,700	8,697
	Essex County NJ Improvement Authority Revenue	2.000%	10/1/16	7,910	7,960
	Essex County NJ Utilities Authority Revenue	3.000%	11/4/16	5,625	5,689
	Monmouth County NJ GO	4.000%	1/15/17	1,075	1,102
	Monmouth County NJ GO	4.000%	1/15/18	1,350	1,427
	Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	12/1/20	2,575	3,032
	Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,127
	Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,208
	New Jersey Building Authority BAN	3.000%	6/15/16	12,000	12,002
	New Jersey Economic Development Authority Revenue	5.000%	3/1/18	14,425	15,226
	New Jersey Economic Development Authority Revenue	5.000%	6/15/19	50,000	54,114
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/16	20,000	20,094
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/17	5,800	6,006
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,435
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/16 (ETM)	5,000	5,076
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	2,055	2,106
2	New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.310%	2/1/17	19,160	18,988
1	New Jersey Economic Development Authority Revenue (School Facilities Construction) TOB VRDO	0.560%	5/6/16 LOC	18,310	18,310
	New Jersey Economic Development Authority Revenue (School Facilities Construction) VRDO	1.140%	2/1/17	29,000	28,804
	New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	4,550	4,835
	New Jersey GO	5.250%	7/15/16 (2)	1,010	1,020
	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,708

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Health Care Facilities Financing Authority Revenue
	(AtlantiCare Regional Medical Center)	5.000%	7/1/16 (ETM)	250	252
	New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Medical Center)	4.000%	7/1/17	1,000	1,031
	New Jersey Health Care Facilities Financing Authority Revenue
	(Meridian Health System Obligated Group)	5.000%	7/1/16	2,000	2,015
	New Jersey Health Care Facilities Financing Authority Revenue
	(Meridian Health System Obligated Group)	5.000%	7/1/17	2,000	2,097
	New Jersey Health Care Facilities Financing Authority Revenue
	(Palisades Medical Center Obligated Group)	2.350%	7/1/16	1,210	1,211
	New Jersey Health Care Facilities Financing Authority Revenue
	(Palisades Medical Center Obligated Group)	5.000%	7/1/17	1,305	1,354
	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	4.000%	7/1/17	1,500	1,554
	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/20	2,100	2,412
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/18	750	797
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,175
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,121
1	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	0.610%	5/6/16	5,000	5,000
3	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	1.000%	11/1/17	3,100	3,100
3	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	1.050%	5/1/18	7,000	6,994
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue
	(Broadway Townhouses Project)	0.600%	12/1/16	8,095	8,084
	New Jersey Transportation Corp. GAN	5.000%	9/15/17	14,500	15,168
	New Jersey Transportation Corp. GAN	5.000%	9/15/18	16,345	17,562
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/17	5,000	5,217
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/18	6,000	6,376
2	New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	1.410%	12/15/19	35,000	33,678
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/16	2,000	2,011
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/17	4,200	4,382
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	13,425	14,179
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18	9,070	9,638
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.530%	5/6/16 (4)LOC	31,830	31,830
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.530%	5/6/16 LOC	7,630	7,630
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.660%	5/6/16	10,700	10,700
2	New Jersey Turnpike Authority Revenue	0.890%	1/1/17	30,000	29,963
2	New Jersey Turnpike Authority Revenue PUT	1.030%	1/1/17	2,500	2,499
2	New Jersey Turnpike Authority Revenue PUT	1.030%	1/1/17	30,000	29,991
2	New Jersey Turnpike Authority Revenue PUT	1.090%	1/1/18	5,000	4,987
1	New Jersey Turnpike Authority Revenue TOB VRDO	0.610%	5/6/16 (4)	6,500	6,500
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/16	2,000	2,008
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/17	3,000	3,137
					508,819
New Mexico (0.6%)
	Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,529
2	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	0.861%	2/1/18	5,010	5,006
2	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	0.911%	8/1/18	5,200	5,200
2	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	1.041%	8/1/19	37,500	37,208
	New Mexico Severance Tax Revenue	5.000%	7/1/16	7,645	7,705
	New Mexico Severance Tax Revenue	4.000%	7/1/19	16,245	17,380
					77,028
New York (17.4%)
	Binghamton NY City School District BAN	2.000%	11/18/16	29,680	29,877
	Broome County NY BAN	2.000%	5/6/16	91,100	91,122
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/18	1,000	1,080
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/19	680	751
[1,2]	Eaton Vance New York Municipal Bond Fund II	1.260%	7/1/19	5,750	5,748
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/16	1,000	1,000
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/17	3,435	3,587
	Hempstead NY BAN	2.000%	12/16/16	26,634	26,818
1	Hudson Yards Infrastructure Corp. New York Revenue TOB VRDO	0.540%	5/6/16 LOC	6,065	6,065
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/16 (ETM)	4,315	4,316
	Long Island NY Power Authority Electric System Revenue	5.000%	6/1/16 (Prere.)	7,525	7,555
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/17	1,000	1,042
2	Long Island NY Power Authority Electric System Revenue PUT	1.184%	11/1/18	17,000	16,998
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/17	3,730	3,893
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/17	1,450	1,513

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/18	2,000	2,167
Nassau County NY Health Care Corp. RAN	2.000%	1/17/17	9,000	9,043
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/19	1,305	1,449
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/17	1,320	1,379
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	4.000%	7/1/17	1,500	1,546
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	3.000%	7/1/17	900	921
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/18	800	849
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/19	375	404
New York City NY GO	0.590%	5/4/16 (4)	33,775	33,775
New York City NY GO	0.590%	5/5/16 (4)	50,450	50,450
New York City NY GO	0.590%	5/6/16 (4)	15,950	15,950
New York City NY GO	0.590%	5/6/16 (12)	4,450	4,450
New York City NY GO	0.590%	5/6/16 (4)	4,675	4,675
New York City NY GO	0.300%	5/9/16 (4)	33,700	33,700
New York City NY GO	0.590%	5/9/16 (12)	32,675	32,675
New York City NY GO	0.600%	5/3/16 (4)	7,425	7,425
New York City NY GO	5.000%	8/1/16	5,000	5,058
New York City NY GO	5.000%	8/1/16	2,325	2,352
New York City NY GO	5.000%	8/1/16	6,000	6,069
New York City NY GO	5.000%	8/1/16	23,810	24,085
New York City NY GO	5.000%	8/1/16	5,000	5,058
New York City NY GO	4.000%	8/1/17	5,705	5,943
New York City NY GO	5.000%	8/1/17	20,000	21,086
New York City NY GO	5.000%	8/1/17	3,715	3,917
New York City NY GO	5.000%	8/1/17	7,280	7,675
New York City NY GO	5.000%	8/1/17	4,305	4,539
New York City NY GO	5.000%	8/1/17	10,000	10,543
New York City NY GO	5.000%	8/1/17	33,680	35,508
New York City NY GO	5.000%	8/1/17	34,730	36,615
New York City NY GO	5.000%	8/1/18	8,790	9,618
New York City NY GO	5.000%	8/1/18	3,250	3,556
New York City NY GO	5.000%	8/1/19	6,190	7,002
New York City NY GO	5.000%	8/1/19	15,425	17,448
2 New York City NY GO	0.880%	8/1/21	6,325	6,325
New York City NY GO VRDO	0.280%	5/2/16	25,280	25,280
New York City NY GO VRDO	0.280%	5/2/16 LOC	1,500	1,500
New York City NY GO VRDO	0.290%	5/2/16	4,200	4,200
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.950%	5/1/16	5,255	5,255
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.400%	11/1/16	9,500	9,493
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.100%	11/1/16	7,230	7,233
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.850%	11/1/17	6,215	6,215
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.850%	11/1/17	2,000	2,000
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.950%	11/1/17	6,210	6,211
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,398
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	12,010	12,030
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.350%	5/1/18	10,000	10,037
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	11/1/18	27,500	27,588
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	13,090	13,152
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,186
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	3,005	3,018
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	24,685	24,806
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	1.000%	10/26/17	4,705	4,705
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/16 (ETM)	2,500	2,515
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,305
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	3,100	3,323
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.490%	5/6/16	23,405	23,405
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.490%	5/6/16	7,885	7,885
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.270%	5/2/16	2,200	2,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.290%	5/2/16	6,800	6,800
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.290%	5/2/16	3,400	3,400
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.450%	5/6/16	4,150	4,150
New York City NY Transitional Finance Authority Future Tax Revenue	0.590%	5/5/16 (4)	38,525	38,525

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	0.590%	5/6/16 (4)	71,750	71,750
New York City NY Transitional Finance Authority Future Tax Revenue	3.000%	11/1/16	2,560	2,592
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	160	164
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	9,840	10,064
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	2,990	3,057
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	2,505	2,562
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	465	476
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	3,535	3,615
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17 (Prere.)	11,805	12,566
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	26,270	27,990
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/19	1,300	1,472
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	18,700	21,342
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,110	2,408
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.430%	5/2/16	15,000	15,000
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.280%	5/2/16	1,600	1,600
New York City NY Trust for Cultural Resources Revenue (Museum of Modern Art)	4.000%	8/1/17	6,250	6,513
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.460%	5/6/16	43,705	43,705
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.490%	5/6/16	12,935	12,935
New York Metropolitan Transportation Authority BAN	0.500%	8/1/16	10,000	9,998
New York Metropolitan Transportation Authority BAN	1.000%	8/1/16	35,000	35,031
2 New York Metropolitan Transportation Authority Revenue	0.981%	11/1/16	3,500	3,498
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/16	2,650	2,715
2 New York Metropolitan Transportation Authority Revenue	1.121%	11/1/17	2,950	2,949
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	12,500	13,333
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	1,190	1,269
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,055	4,486
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	3,500	3,872
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.790%	6/1/17	20,185	20,040
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.780%	11/1/18	2,000	1,976
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.860%	11/1/19	2,750	2,717
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.990%	11/1/19	21,000	20,842
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	4.000%	11/15/16	1,000	1,019
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/16	2,250	2,305
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,280
1 New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	0.520%	5/6/16 LOC	11,250	11,250
New York Metropolitan Transportation Authority Revenue BAN	0.500%	8/1/16	20,000	19,999
2 New York Metropolitan Transportation Authority Revenue PUT	0.680%	5/15/16	15,000	14,995
2 New York Metropolitan Transportation Authority Revenue PUT	1.141%	11/1/16	15,760	15,764
2 New York Metropolitan Transportation Authority Revenue PUT	0.769%	5/15/17 (4)	18,500	18,465
2 New York Metropolitan Transportation Authority Revenue PUT	0.641%	11/1/17	7,310	7,257
2 New York Metropolitan Transportation Authority Revenue PUT	0.770%	11/15/17	49,600	49,398
2 New York Metropolitan Transportation Authority Revenue PUT	0.899%	5/15/18 (4)	10,750	10,714
2 New York Metropolitan Transportation Authority Revenue PUT	0.591%	11/1/19	12,320	12,042
2 New York Metropolitan Transportation Authority Revenue PUT	0.990%	6/1/20	87,500	86,949
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.530%	5/6/16	12,500	12,500
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/16 (ETM)	1,750	1,764
New York State Dormitory Authority Revenue (City University of New York)	5.000%	7/1/16	255	256
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/19	4,275	4,882
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/20	1,125	1,325
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/17	1,000	1,050
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/18	1,000	1,089
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/16	1,725	1,725
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/17	2,000	2,084
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	2,500	2,702
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18	22,110	23,810
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	1,000	1,115
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	16,215	18,086
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	10,120	11,288
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/19	9,765	11,012
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20	4,750	5,480
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.440%	5/6/16	560	560
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/16 (4)	4,000	4,057
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (4)	2,500	2,547
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,094
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (15)	375	382
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16	10,205	10,396
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (4)	3,300	3,502
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	3,445	3,644
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (15)	500	531
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,160	2,364
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,099

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/17	6,865	7,215
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/16 (ETM)	190	193
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/16	910	918
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/18 (ETM)	370	404
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/18	630	662
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/19 (ETM)	600	674
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/19	1,025	1,093
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/18	41,315	44,659
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/18	23,100	24,969
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/19	31,555	35,323
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/19	24,300	27,202
	New York State Housing Finance Agency Affordable Housing Revenue	0.800%	11/1/16	2,750	2,750
	New York State Housing Finance Agency Affordable Housing Revenue	0.800%	11/1/16	2,500	2,500
	New York State Housing Finance Agency Affordable Housing Revenue	0.750%	5/1/17	4,850	4,848
	New York State Housing Finance Agency Affordable Housing Revenue	0.750%	5/1/17	2,505	2,503
	New York State Housing Finance Agency Affordable Housing Revenue	0.750%	5/1/17	6,705	6,702
	New York State Housing Finance Agency Affordable Housing Revenue	0.750%	5/1/17	3,000	3,000
	New York State Housing Finance Agency Affordable Housing Revenue	0.850%	11/1/17	6,890	6,886
	New York State Housing Finance Agency Affordable Housing Revenue	0.850%	11/1/17	10,000	9,994
	New York State Housing Finance Agency Affordable Housing Revenue	0.900%	11/1/17	3,000	3,002
	New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	4,190	4,203
	New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	3,900	3,916
	New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	1,250	1,255
	New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	2,500	2,513
	New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	6,250	6,281
	New York State Housing Finance Agency Housing Revenue	0.900%	11/1/17	5,000	5,004
	New York State Housing Finance Agency Housing Revenue	0.900%	11/1/17	6,000	6,008
	New York State Local Government Assistance Corp. Revenue	5.000%	4/1/19	2,365	2,560
	New York State Thruway Authority Revenue	5.000%	1/1/17 (ETM)	460	474
	New York State Thruway Authority Revenue	5.000%	1/1/17	1,540	1,585
	New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,605
	New York State Thruway Authority Revenue	5.000%	5/1/19	41,875	46,915
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/17	10,090	10,482
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	3,900	4,362
	New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/20	1,500	1,682
[1,2]	Nuveen New York AMT-Free Municipal Income Fund iMTP	1.030%	10/1/17	17,500	17,501
	Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19 (ETM)	500	550
	Oyster Bay NY BAN	2.750%	2/3/17	15,000	15,097
	Oyster Bay NY GO	3.250%	8/1/16	8,070	8,104
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,220
	Port Authority of New York & New Jersey Revenue	5.000%	8/15/18 (4)	2,855	3,015
3	Schenectady NY BAN	2.000%	5/11/17	41,962	42,373
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/16	1,250	1,260
	Suffolk County NY GO	5.000%	2/1/17 (4)	3,415	3,527
	Suffolk County NY GO	5.000%	5/15/19	8,565	9,554
	Suffolk County NY TAN	2.000%	7/27/16	45,000	45,151
	Syracuse NY Industrial Development Agency Civic Facility Revenue
	(Syracuse University Project) VRDO	0.310%	5/2/16 LOC	1,000	1,000
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	10,000	10,042
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	7,250	7,281
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/16	8,570	8,787
2	Triborough Bridge & Tunnel Authority New York Revenue	0.660%	1/1/17 (4)	10,700	10,682
2	Triborough Bridge & Tunnel Authority New York Revenue	0.760%	1/1/18 (4)	5,000	4,988
2	Triborough Bridge & Tunnel Authority New York Revenue	0.850%	1/1/19 (4)	1,800	1,792
2	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.591%	11/1/16	9,105	9,096
2	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.811%	1/3/17	7,500	7,499
2	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.691%	2/1/19	10,350	10,267
	Utility Debt Securitization Authority New York Revenue	5.000%	6/15/18	2,470	2,485
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/18	1,710	1,760
	Westchester County NY GO	5.000%	1/1/19	500	556
	Westchester County NY GO	5.000%	1/1/20	3,350	3,849
	Westchester County NY GO	5.000%	1/1/21	1,550	1,835
	Yonkers NY GO	3.000%	7/1/16	1,300	1,305
	Yonkers NY GO	3.000%	8/15/16	675	680
	Yonkers NY GO	4.000%	3/15/17 (4)	600	617
	Yonkers NY GO	3.000%	7/1/17	1,005	1,030
	Yonkers NY GO	3.000%	8/15/17	510	524
					2,162,522

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina (1.5%)
Charlotte NC GO	5.000%	7/1/17	2,000	2,103
Charlotte NC GO	5.000%	12/1/17	5,335	5,705
Charlotte NC GO	5.000%	7/1/18	5,000	5,465
Charlotte NC GO	5.000%	12/1/18	4,000	4,438
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,427
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/19	1,350	1,548
East Carolina University North Carolina Revenue	5.000%	10/1/19	3,525	4,009
East Carolina University North Carolina Revenue	5.000%	10/1/20	3,660	4,275
Guilford County NC GO	4.000%	2/1/20	3,360	3,746
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.450%	5/6/16 (4)	4,920	4,920
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.460%	5/6/16 (4)	6,427	6,427
Mecklenburg County NC GO	5.000%	8/1/18	4,000	4,385
Mecklenburg County NC GO	5.000%	3/1/19	5,000	5,594
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/17	2,585	2,699
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/18	1,480	1,586
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue
(Republic Services, Inc. Project) PUT	0.500%	6/1/16	33,500	33,500
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17 (ETM)	5,000	5,148
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17 (ETM)	10,555	10,868
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	2,245	2,491
North Carolina GO	5.000%	3/1/18	4,770	5,133
North Carolina GO	5.000%	3/1/19	3,865	4,324
North Carolina GO	5.000%	5/1/19	6,835	7,692
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	4.000%	10/1/17	3,725	3,893
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/18	3,780	4,127
2 North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest Baptist Obligated Group) PUT	1.150%	12/1/17	7,960	7,931
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/17	620	641
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/18	500	530
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/16	1,250	1,274
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/18	1,695	1,868
Wake County NC GO	4.000%	2/1/17	6,440	6,609
Wake County NC GO	5.000%	9/1/17	9,000	9,529
Wake County NC GO	5.000%	2/1/18	16,090	17,311
				181,196
North Dakota (0.0%)
1 North Dakota Public Finance Authority Revenue TOB VRDO	0.490%	5/6/16	5,095	5,095

Ohio (2.0%)
Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/17	2,875	3,068
Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/18	1,145	1,265
Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/19	1,590	1,812
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/17	1,000	1,034
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,589
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	24,250	27,033
Central Ohio Solid Waste Authority GO	4.000%	12/1/16 (ETM)	150	153
Central Ohio Solid Waste Authority GO	4.000%	12/1/16	1,550	1,580
Central Ohio Solid Waste Authority GO	4.000%	12/1/17 (ETM)	150	158
Central Ohio Solid Waste Authority GO	4.000%	12/1/17	1,525	1,601
Cleveland OH Airport System Revenue	5.000%	1/1/18 (4)	340	363
Cleveland OH Airport System Revenue	5.000%	1/1/19 (4)	410	453
Cleveland OH Airport System Revenue	5.000%	1/1/20 (4)	430	488
Columbus OH GO	5.000%	7/1/16	6,760	6,813
Columbus OH GO	5.000%	2/15/18	10,000	10,773
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	3.000%	12/1/17	470	486
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/18	1,000	1,101
Dayton OH City School District GO	4.000%	11/1/16	3,000	3,052
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	4.000%	6/15/16	1,000	1,004
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/18	1,000	1,063
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	5.000%	7/12/17	7,615	7,995
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.400%	5/6/16	11,490	11,490
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/17	375	384
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/18	525	551
Hamilton County OH Sales Tax Revenue	5.000%	12/1/17 (2)	1,150	1,180
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/19	810	901

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Lancaster OH Port Authority Gas Revenue	0.591%	8/1/16	1,900	1,900
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.580%	5/6/16	7,000	7,000
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.610%	5/6/16	6,970	6,970
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.280%	5/2/16	7,100	7,100
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.100%	3/1/19	5,500	5,620
Ohio Common Schools GO	5.000%	3/15/18	10,860	11,734
Ohio GO	3.000%	5/1/16	10,480	10,482
Ohio GO	5.000%	9/15/16	10,000	10,172
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	4.000%	12/1/16	625	637
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.440%	5/6/16	12,800	12,800
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.720%	5/2/16	4,250	4,250
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.750%	5/2/16	5,250	5,250
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.720%	5/2/16	7,250	7,250
Ohio Solid Waste Revenue (Republic Services Inc. Project) PUT	0.500%	6/1/16	11,500	11,500
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.510%	5/6/16	10,660	10,660
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	3.000%	5/15/19	10,540	10,768
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/16	1,070	1,074
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/18	6,660	7,259
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	3,880	4,304
Ohio Water Development Authority Solid Waste Disposal Revenue
(Waste Management Project) PUT	2.250%	7/1/16	2,000	2,006
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.000%	12/1/16	2,495	2,551
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/17	2,215	2,344
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/18	1,510	1,644
3 Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	3.000%	2/15/17	770	784
3 Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18	750	804
Toledo OH GO	4.000%	12/1/16 (4)	535	545
Toledo OH GO	4.000%	12/1/18 (4)	1,880	2,027
University of Akron Ohio General Receipts Revenue	4.000%	1/1/19	1,000	1,078
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/17	2,180	2,283
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/18	1,555	1,684
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,244
				243,114
Oklahoma (0.3%)
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/16	1,000	1,008
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/17	760	796
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/18	1,325	1,437
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/19	2,250	2,512
Comanche County OK Hospital Authority Revenue	5.000%	7/1/18	2,990	3,135
1 Grand River Dam Authority Oklahoma Revenue TOB VRDO	0.450%	5/6/16 (13)	2,800	2,800
Oklahoma City OK GO	4.000%	3/1/18	2,480	2,631
Oklahoma City OK GO	4.000%	3/1/19	2,775	3,027
3 Oklahoma City OK GO	5.000%	3/1/19	4,080	4,561
Oklahoma GO	5.000%	7/15/18	4,165	4,558
Oklahoma GO	5.000%	7/15/18	1,480	1,620
Oklahoma Water Resources Board Revolving Fund Revenue	5.000%	4/1/19	3,000	3,364
				31,449
Oregon (0.8%)
Multnomah County OR School District GO	5.000%	6/15/17	10,000	10,495
Multnomah County OR School District GO	5.000%	6/15/18	10,000	10,909
2 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	0.640%	9/30/16	4,415	4,415
2 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	1.290%	10/1/17	8,750	8,750
Oregon GO	5.000%	5/1/16	3,500	3,501
Oregon GO	5.000%	5/1/16	2,000	2,001
Oregon GO	5.000%	11/1/16	3,000	3,069
Oregon GO	5.000%	5/1/18	1,500	1,629
Oregon GO	5.000%	5/1/18	1,125	1,222
Oregon GO	5.000%	11/1/18	3,750	4,149
Oregon GO	5.000%	5/1/20	2,725	3,159
Oregon Health & Science University Revenue	5.000%	7/1/16	500	504
Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,087
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,522
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	11,050	11,245
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,490	4,593

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	13,520	14,120
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/19	4,835	5,047
				100,417
Pennsylvania (4.7%)
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/16	1,025	1,045
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/18	1,000	1,085
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	1.133%	2/1/21	7,190	7,177
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.390%	5/2/16 LOC	31,300	31,300
Beaver County PA Hospital Authority Revenue (Heritage Valley Health System Inc.)	5.000%	5/15/16	2,120	2,124
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	10,000	10,089
1 Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)
TOB VRDO	0.470%	5/6/16	8,420	8,420
2 Bethlehem PA Area School District Authority Revenue PUT	0.734%	1/1/18	3,995	3,995
Bethlehem PA Water Authority Revenue	4.000%	11/15/16 (15)	1,525	1,551
Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	689
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	548
Bucks County PA GO	5.000%	5/1/18	500	543
Bucks County PA GO	5.000%	5/1/19	1,500	1,686
Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/17 (15)	885	914
Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/18 (15)	1,025	1,088
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/18	920	981
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/19	970	1,056
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/16	650	652
Delaware County PA GO	5.000%	10/1/19	3,000	3,422
Delaware County PA GO	5.000%	10/1/20	2,680	3,143
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/17	1,070	1,103
2 Downingtown PA Area School District GO PUT	1.110%	5/1/19	5,075	5,075
2 Hempfield PA School District GO PUT	0.841%	8/1/19	5,800	5,793
Hempfield PA School District GO VRDO	0.811%	8/1/19	1,905	1,901
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	2.500%	12/15/17	3,075	3,160
Lower Merion PA School District GO	4.000%	9/15/17	565	591
Lower Merion PA School District GO	4.000%	9/15/18	3,670	3,949
Lower Merion PA School District GO	5.000%	9/15/19	4,535	5,156
2 Manheim Township PA School District GO	0.575%	5/1/17	1,400	1,390
2 Manheim Township PA School District GO PUT	0.695%	5/1/18	6,850	6,773
Montgomery County PA GO	5.000%	4/1/19	1,840	2,059
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19	1,000	1,116
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	4.000%	10/1/18	1,000	1,056
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	4.000%	10/1/19	500	536
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/18	1,000	1,057
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/19	1,500	1,625
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	8,000	8,084
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	5,000	5,052
Montgomery County PA Industrial Development Authority Revenue
(New Regional Medical Center Project)	5.000%	2/1/17 (ETM)	995	1,028
1 Mount Lebanon PA School District GO TOB VRDO	0.550%	5/6/16	15,500	15,500
2 North Penn PA Water Authority Revenue	0.561%	11/1/17	1,100	1,095
2 North Penn PA Water Authority Revenue	0.641%	11/1/18	700	694
2 North Penn PA Water Authority Revenue PUT	0.791%	11/1/19	2,500	2,478
2 Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project) PUT	1.810%	8/15/20	8,125	8,135
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.700%	7/1/16	5,035	5,035
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	4.000%	7/1/16	2,000	2,012
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/19	4,830	5,459
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/20	1,090	1,234

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20	5,170	5,852
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/22	8,000	8,416
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/22	15,250	15,573
Pennsylvania GO	5.000%	7/1/16	40,470	40,787
Pennsylvania GO	5.000%	7/1/16	9,075	9,146
Pennsylvania GO	5.000%	9/1/16	8,915	8,951
Pennsylvania GO	5.000%	3/1/17	16,540	17,129
Pennsylvania GO	5.000%	4/1/17	11,150	11,585
Pennsylvania GO	5.000%	4/1/18	35,410	38,184
Pennsylvania GO	5.000%	7/1/18	2,675	2,911
Pennsylvania GO	5.000%	8/15/18	15,170	16,575
Pennsylvania GO	5.000%	8/15/18	48,540	53,035
Pennsylvania Higher Educational Facilities Authority Revenue
(Slippery Rock University Foundation)	5.000%	7/1/17 (Prere.)	5,000	5,253
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/17	7,000	7,382
2 Pennsylvania Turnpike Commission Revenue	0.960%	12/1/16	23,575	23,572
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,230
2 Pennsylvania Turnpike Commission Revenue	0.860%	12/1/17	15,000	14,923
2 Pennsylvania Turnpike Commission Revenue	1.010%	12/1/17	10,405	10,375
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (12)	2,650	2,875
2 Pennsylvania Turnpike Commission Revenue	1.010%	12/1/18	8,750	8,700
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	1,320	1,477
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/20	18,520	21,278
2 Pennsylvania Turnpike Commission Revenue PUT	1.210%	12/1/18	6,500	6,492
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.530%	5/6/16 (12)	3,245	3,245
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	4.000%	12/1/17	4,190	4,373
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,740
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,837
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	2,775	3,049
Philadelphia PA Gas Works Revenue	5.000%	10/1/18 (2)	5,000	5,290
Philadelphia PA GO	5.000%	8/1/16 (Prere.)	6,170	6,240
Philadelphia PA School District GO	5.000%	9/1/16	4,750	4,816
Philadelphia PA School District GO	5.000%	9/1/17	5,095	5,335
Philadelphia PA School District GO	5.000%	9/1/18	6,400	6,913
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,029
Pittsburgh PA Water & Sewer Authority Revenue	4.000%	9/1/16 (4)	2,600	2,630
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/18 (15)	500	547
2 University Area Joint Authority Pennsylvania Sewer Revenue PUT	0.810%	11/1/17	2,900	2,895
Washington County PA Hospital Authority Revenue (Washington Hospital Project)	5.500%	7/1/16 (ETM)	2,375	2,396
West Chester University Pennsylvania Student Housing Revenue BAN	0.650%	2/1/17	8,700	8,690
West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	4.000%	7/1/19	1,685	1,785
2 York County PA GO PUT	0.595%	6/1/17	7,085	7,068
				587,233
Rhode Island (0.2%)
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/16	4,825	4,881
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/17	2,640	2,739
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/18	1,325	1,406
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/16	1,000	1,002
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/17 (4)	1,815	1,853
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/17	2,000	2,060
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/18 (4)	5,535	5,747
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/18	1,500	1,616
				21,304
South Carolina (0.6%)
2 Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT	0.976%	1/1/18	8,770	8,781
Florence County SC GO	3.000%	6/1/16	16,075	16,113
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/18	700	767
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/19	1,000	1,125
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/16	1,750	1,788
Richland County SC School District No. 2 GO	5.000%	4/1/19	5,525	6,193

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/16	1,300	1,333
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/17	2,305	2,458
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/18	1,000	1,104
South Carolina GO	4.000%	4/1/17	2,520	2,600
South Carolina GO	5.000%	4/1/17	1,880	1,957
South Carolina GO	4.000%	4/1/18	1,335	1,420
South Carolina GO	5.000%	4/1/18	2,515	2,723
South Carolina GO	5.000%	4/1/18	1,900	2,057
South Carolina GO	5.000%	4/1/18	635	688
South Carolina GO	5.000%	4/1/18	765	828
South Carolina GO	5.000%	4/1/18	1,975	2,139
South Carolina GO	4.000%	4/1/19	1,170	1,279
South Carolina GO	5.000%	4/1/19	2,610	2,929
South Carolina GO	5.000%	4/1/19	2,520	2,828
South Carolina GO	5.000%	4/1/19	745	836
South Carolina GO	5.000%	4/1/19	665	746
South Carolina GO	5.000%	4/1/19	805	903
South Carolina GO	4.000%	4/1/20	1,535	1,719
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/16	1,200	1,213
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	650	681
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	870	940
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	4.000%	12/1/17 (15)	675	707
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	4.000%	12/1/18 (15)	1,715	1,839
				70,694
South Dakota (0.0%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	2.000%	11/1/16	410	413
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/16	500	506
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/17	500	516
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/17	450	464
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/18	500	526
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/18	675	724
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/19	395	436
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/19	600	679
				4,264
Tennessee (0.8%)
Chattanooga TN Electric System Revenue	5.000%	9/1/18	2,375	2,609
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	3.000%	4/1/17	2,130	2,173
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	4.000%	4/1/18	2,000	2,116
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,227
Memphis TN GO	5.000%	11/1/19	4,720	5,386
Metropolitan Government of Nashville & Davidson County TN GO	5.500%	7/1/19	13,640	15,639
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	5,779
Murfreesboro TN GO	5.000%	6/1/19	2,160	2,436
Shelby County TN GO	4.000%	4/1/18	600	638
Shelby County TN GO	5.000%	4/1/18	4,085	4,423
Shelby County TN GO	5.000%	4/1/18	5,000	5,414
Shelby County TN GO	5.000%	4/1/19	750	841
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/16	1,115	1,124
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	2,715	2,753
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/17	5,000	5,155
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	3,165	3,335
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/18	5,150	5,498
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	8,815	9,700
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	15,000	16,841
Tennessee GO	5.000%	10/1/16	2,000	2,038
Tennessee GO	5.000%	10/1/18	1,030	1,136
Williamson County TN GO	5.000%	4/1/19	4,070	4,571
				102,832
Texas (14.5%)
Aldine TX Independent School District GO	4.000%	2/15/18	1,755	1,859
Aldine TX Independent School District GO	5.000%	2/15/19	2,320	2,587
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/18	500	544
Austin TX GO	5.000%	9/1/19	1,250	1,421
Board of Regents of the Texas A&M University System Revenue Financing System Revenue	3.000%	5/15/16	12,065	12,079
Board of Regents of the Texas A&M University System Revenue Financing System Revenue	3.000%	5/15/16	4,675	4,681

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Board of Regents of the Texas A&M University System Revenue Financing System Revenue	4.000%	5/15/17	4,500	4,659
Board of Regents of the Texas A&M University System Revenue Financing System Revenue	4.000%	5/15/17	2,000	2,071
Brazosport TX Independent School District GO	5.000%	2/15/19	5,690	6,345
Brownsville TX Utility System Revenue	5.000%	9/1/16	2,075	2,105
Brownsville TX Utility System Revenue	5.000%	9/1/18	2,250	2,458
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/17	500	515
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	500	534
Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21	5,500	6,204
Coastal Bend TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	0.590%	5/5/16 (4)	24,400	24,400
College Station TX Independent School District GO	4.000%	8/15/16	3,280	3,315
Conroe TX Independent School District GO	5.000%	2/15/19	3,345	3,730
Conroe TX Independent School District GO	5.000%	2/15/20	2,230	2,564
Cypress-Fairbanks TX Independent School District GO PUT	2.000%	8/15/16	19,000	19,080
Cypress-Fairbanks TX Independent School District GO PUT	3.000%	8/15/18	9,865	10,306
Cypress-Fairbanks TX Independent School District GO PUT	4.000%	8/15/19	19,290	21,080
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/16 (Prere.)	1,250	1,283
Dallas TX GO	5.000%	2/15/17	4,150	4,297
Dallas TX GO	5.000%	2/15/18	3,250	3,498
Dallas TX GO	5.000%	2/15/19	8,565	9,544
Dallas TX GO	5.000%	2/15/19	6,215	6,925
Dallas TX GO	5.000%	2/15/20	7,165	8,235
Dallas TX GO	5.000%	2/15/20	1,245	1,431
Dallas TX Independent School District GO	4.000%	8/15/16	3,365	3,401
Dallas TX Independent School District GO	5.000%	2/15/19	5,500	6,137
Dallas TX Independent School District GO PUT	3.000%	2/15/17	7,000	7,123
Dallas TX Independent School District GO PUT	1.500%	8/15/18	10,000	10,121
Dallas TX Independent School District GO PUT	5.000%	2/15/19	14,000	15,530
Dallas TX Independent School District GO PUT	5.000%	2/15/20	12,500	14,255
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/20	3,000	3,520
Denton County TX GO	4.000%	7/15/19	1,250	1,374
Denton County TX GO	5.000%	7/15/20	1,100	1,279
Denton TX Independent School District GO	5.000%	8/15/18	3,450	3,786
Denton TX Independent School District GO PUT	2.000%	8/1/16	7,000	7,026
Denton TX Independent School District GO PUT	2.000%	8/1/18	3,125	3,193
3 Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/19	1,435	1,621
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19	9,000	9,259
El Paso TX Water & Sewer Revenue	3.000%	3/1/17	2,045	2,086
El Paso TX Water & Sewer Revenue	4.000%	3/1/18	1,500	1,590
El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,475	1,605
Fort Bend TX Independent School District GO PUT	0.660%	8/1/16	8,125	8,127
Fort Bend TX Independent School District GO PUT	2.000%	8/1/17	15,000	15,207
Fort Worth TX GO	4.000%	3/1/18	5,080	5,384
Fort Worth TX GO	5.000%	3/1/19	5,000	5,580
Fort Worth TX Independent School District GO	5.000%	2/15/18	1,815	1,956
Friendswood TX Independent School District GO	5.000%	2/15/19	1,810	2,016
Garland TX GO	5.000%	2/15/18	10,730	11,548
Garland TX GO	5.000%	2/15/19	3,000	3,343
Georgetown TX Independent School District GO PUT	2.500%	8/1/17	9,345	9,532
Grand Parkway Transportation Corp. Texas System Toll Revenue BAN	3.000%	12/15/16	195,465	198,176
Grand Prairie TX Independent School District GO	5.000%	2/15/18	1,135	1,222
Grand Prairie TX Independent School District GO	5.000%	2/15/19	2,420	2,699
Harlandale TX Independent School District GO PUT	2.000%	8/15/18	25,000	25,528
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.810%	6/1/16	2,000	2,000
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/17	3,500	3,709
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/18	2,000	2,200
Harris County TX GO	4.750%	10/1/16 (Prere.)	20,100	20,450
Harris County TX GO	5.000%	10/1/18	2,675	2,948
Harris County TX GO	5.000%	10/1/18	2,800	3,085
Harris County TX GO	5.000%	10/1/19	1,550	1,766
Harris County TX GO	5.000%	8/15/20	4,250	4,962
Harris County TX GO	5.000%	10/1/20	4,635	5,432
Harris County TX GO	5.000%	10/1/20	3,005	3,522
Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	0.590%	5/5/16 (4)	8,850	8,850
Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	0.590%	5/5/16 (4)	19,100	19,100
2 Harris County TX Toll Road Revenue	1.040%	8/15/17	5,260	5,262
2 Harris County TX Toll Road Revenue PUT	1.110%	8/15/18	34,250	34,226
1 Houston TX Airport System Revenue TOB VRDO	0.560%	5/6/16 (4)(3)	49,500	49,500
Houston TX GO	4.000%	3/1/17	2,075	2,134
Houston TX GO	4.000%	3/1/17	9,000	9,257
Houston TX GO	5.000%	3/1/18	11,835	12,748

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX GO	5.000%	3/1/20	15,000	17,146
Houston TX GO	5.000%	3/1/20	3,030	3,464
Houston TX GO	5.000%	3/1/20	11,775	13,156
Houston TX GO	5.000%	3/1/21	17,700	20,693
2 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) PUT	0.940%	5/16/16 (Prere.)	11,000	11,000
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/16	2,435	2,471
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/16	8,310	8,431
Houston TX Independent School District GO	5.000%	2/15/19	17,515	19,532
Houston TX Independent School District GO	5.000%	2/15/20	18,970	21,807
Houston TX Independent School District GO PUT	2.000%	6/1/16	6,000	6,008
Houston TX Independent School District GO PUT	3.000%	6/1/16	6,000	6,014
Houston TX Independent School District GO PUT	0.950%	6/1/17	16,000	16,007
Houston TX Independent School District Public Facilities Corp. Lease Revenue	4.000%	9/15/16	3,100	3,142
Houston TX Independent School District Public Facilities Corp. Lease Revenue	5.000%	9/15/17	8,040	8,513
Houston TX Utility System Revenue	3.000%	11/15/16	1,865	1,891
Houston TX Utility System Revenue	5.000%	11/15/16	2,000	2,049
Houston TX Utility System Revenue	5.000%	11/15/17	3,000	3,199
Houston TX Utility System Revenue	5.000%	11/15/17	2,000	2,132
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	4,260	4,560
Houston TX Utility System Revenue	5.000%	11/15/18	3,100	3,426
Houston TX Utility System Revenue	5.000%	11/15/18	1,750	1,934
Houston TX Utility System Revenue	5.000%	11/15/19	3,285	3,750
2 Houston TX Utility System Revenue PUT	1.010%	8/1/16	42,000	41,998
2 Houston TX Utility System Revenue PUT	1.310%	5/1/20	19,500	19,419
Irving TX Independent School District GO	5.000%	2/15/20	2,000	2,299
1 Judson TX Independent School District GO TOB VRDO	0.450%	5/6/16 (12)	3,200	3,200
Katy TX Independent School District GO	5.000%	2/15/19	2,500	2,790
2 Katy TX Independent School District GO PUT	0.840%	8/15/19	14,590	14,571
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	4.000%	8/15/16	1,850	1,867
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	4.000%	8/15/17	1,000	1,036
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	4.000%	8/15/18	1,055	1,118
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	4.000%	8/15/19	1,100	1,183
Klein TX Independent School District GO	5.000%	8/1/18	1,500	1,644
Klein TX Independent School District GO	5.000%	8/1/19	2,000	2,265
3 Longview TX Independent School District GO	5.000%	2/15/20	1,000	1,147
Lower Colorado River Authority Texas Revenue	5.000%	5/15/19 (14)	1,000	1,004
Lubbock TX GO	5.000%	2/15/18	4,080	4,391
Lubbock TX GO	5.000%	2/15/18	2,500	2,691
Lubbock TX GO	5.000%	2/15/18	1,240	1,333
Lubbock TX GO	5.000%	2/15/19	1,000	1,111
Lubbock TX GO	5.000%	2/15/20	1,150	1,315
Lubbock TX GO	5.000%	2/15/20	1,000	1,144
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System) PUT	1.125%	10/18/16	10,415	10,432
Mesquite TX Independent School District GO	5.000%	8/15/16	1,500	1,520
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Allied Waste Inc. Project) PUT	0.700%	7/1/16	9,600	9,600
Missouri City TX GO	4.000%	6/15/19	1,000	1,093
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/18	750	821
North East TX Independent School District GO PUT	2.000%	8/1/18	4,910	5,017
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,218
North Texas Tollway Authority System Revenue	3.000%	1/1/17	1,000	1,014
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,000	1,057
North Texas Tollway Authority System Revenue	4.000%	1/1/18	600	631
North Texas Tollway Authority System Revenue	5.000%	1/1/19	700	773
2 North Texas Tollway Authority System Revenue PUT	1.080%	1/1/20	29,690	29,243
Northside Independent School District Texas GO	5.000%	2/15/19	2,505	2,793
Northside Independent School District Texas GO PUT	1.650%	8/1/18	11,250	11,402
Northside Independent School District Texas GO PUT	2.125%	8/1/20	6,615	6,632
Pasadena TX Independent School District GO	5.000%	2/15/18	2,295	2,474
Pflugerville TX Independent School District GO	5.000%	2/15/17 (Prere.)	3,760	3,892
Pflugerville TX Independent School District GO	5.000%	2/15/20	1,700	1,954
Plano TX Independent School District GO	5.000%	2/15/19	2,335	2,604
Richardson TX Independent School District GO	5.000%	2/15/19	1,920	2,142
Rockwall TX GO	4.000%	8/1/18	1,505	1,612
Rockwall TX GO	5.000%	8/1/19	2,300	2,597
Round Rock TX Independent School District GO	4.500%	8/1/18	1,335	1,448

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Round Rock TX Independent School District GO	5.000%	8/1/19	1,795	2,033
Round Rock TX Independent School District GO	5.000%	8/1/20	1,000	1,165
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/16	2,000	2,036
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	16,360	18,234
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/16	3,500	3,528
2 San Antonio TX Electric & Gas Systems Revenue PUT	0.690%	2/1/17	45,000	44,975
2 San Antonio TX Electric & Gas Systems Revenue PUT	0.790%	2/1/18	27,250	27,143
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	10,150	10,375
San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/19	45,000	47,884
San Antonio TX GO	5.000%	2/1/18	3,250	3,497
San Antonio TX Independent School District GO	5.000%	8/15/16	1,800	1,825
San Antonio TX Independent School District GO	5.000%	2/15/18	5,525	5,955
San Antonio TX Independent School District GO PUT	2.000%	8/1/18	7,385	7,546
San Antonio TX Water Revenue	5.000%	5/15/18	500	543
San Antonio TX Water Revenue	5.000%	5/15/19	250	281
2 San Antonio TX Water Revenue PUT	1.090%	11/1/16	19,790	19,793
2 San Antonio TX Water Revenue PUT	0.810%	11/1/17	16,875	16,789
Spring Branch TX Independent School District GO	5.000%	2/1/18	2,095	2,253
Spring Branch TX Independent School District GO	5.000%	2/1/18	3,000	3,226
Spring Branch TX Independent School District GO	5.000%	2/1/18	1,390	1,495
Spring Branch TX Independent School District GO	5.000%	2/1/19	10,000	11,137
Spring Branch TX Independent School District GO	5.000%	2/1/19	2,615	2,912
Spring Branch TX Independent School District GO	5.000%	2/1/20	1,915	2,199
Spring Branch TX Independent School District GO PUT	1.050%	6/15/17	38,000	38,005
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/17	1,100	1,166
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	4.000%	10/1/18	1,350	1,452
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,767
Texas GO	4.000%	10/1/16	2,965	3,009
Texas GO	5.000%	10/1/18	4,650	5,129
Texas GO	5.000%	10/1/18	3,400	3,750
Texas GO	5.000%	10/1/19	14,150	16,139
Texas GO PUT	2.000%	2/1/18	3,175	3,175
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/16	5,335	5,472
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/17	4,000	4,249
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17	10,900	11,578
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	9,945	10,381
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/18	4,500	4,925
Texas Public Finance Authority Revenue	5.000%	2/1/17	1,800	1,859
Texas Public Finance Authority Revenue	5.000%	2/1/17	2,800	2,892
Texas Public Finance Authority Revenue	5.000%	2/1/18	2,205	2,364
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/16 (15)	1,000	1,020
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/17 (15)	2,615	2,753
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/18 (15)	1,000	1,080
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	7/1/17	21,000	21,508
Texas Transportation Commission GO	5.000%	10/1/17	5,660	6,011
Texas Transportation Commission GO	5.000%	10/1/18	17,930	19,776
Texas Transportation Commission GO	5.000%	4/1/19	2,800	3,144
Texas Transportation Commission GO	5.000%	10/1/20	2,350	2,757
2 Texas Transportation Commission Mobility Fund GO PUT	0.790%	10/1/18	50,000	49,631
Texas Transportation Commission Revenue	5.000%	4/1/18	6,500	7,039
Texas Transportation Commission Revenue	4.000%	10/1/18	30,000	32,370
Texas Transportation Commission Revenue	5.000%	4/1/19	4,000	4,484
Texas Transportation Commission Revenue	5.000%	10/1/19	16,000	18,232
2 Texas Transportation Commission Revenue PUT	0.760%	4/1/17	57,950	57,905
1 Texas Transportation Commission Revenue TOB VRDO	0.440%	5/6/16	5,295	5,295
Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20	19,500	22,150
Texas Water Development Board Revenue	5.000%	7/15/16	4,000	4,039
Texas Water Development Board Revenue	4.000%	4/15/18	4,360	4,641
Texas Water Development Board Revenue	4.000%	10/15/18	7,380	7,965
Texas Water Development Board Revenue	5.000%	4/15/19	6,940	7,789
Texas Water Development Board Revenue	4.000%	10/15/19	2,200	2,435
University of North Texas Revenue	5.000%	4/15/17	725	755
University of Texas Permanent University Fund Revenue	5.000%	7/1/18	1,235	1,350
University of Texas Permanent University Fund Revenue	5.000%	7/1/18	2,095	2,290
University of Texas Permanent University Fund Revenue	5.000%	7/1/19	3,210	3,630
University of Texas Permanent University Fund Revenue	5.000%	7/1/20	1,000	1,165
3 University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	10,000	11,341

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	3,660	4,274
Williamson County TX GO PUT	1.450%	8/15/18	5,000	5,036
				1,797,946
Utah (0.4%)
University of Utah Revenue	4.000%	8/1/18	725	778
University of Utah Revenue	5.000%	8/1/19	1,000	1,133
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,104
Utah GO	5.000%	7/1/16	1,500	1,512
Utah GO	5.000%	7/1/17	2,715	2,856
Utah GO	5.000%	7/1/18	2,925	3,198
Utah Transit Authority Sales Tax Revenue	1.350%	6/15/17	37,000	37,154
				47,735
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	3.000%	12/1/16	1,000	1,015
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	3.000%	12/1/17	500	517
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	3.000%	12/1/18	500	526
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	4.000%	12/1/19	475	523
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	4.000%	12/1/20	500	560
Vermont GO	4.000%	8/15/19	2,615	2,888
				6,029
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	3.000%	9/1/16	750	755
Virgin Islands Public Finance Authority Revenue	4.000%	10/1/16	3,250	3,288
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	1,495	1,519
Virgin Islands Public Finance Authority Revenue	4.000%	9/1/17	600	622
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	3,480	3,655
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,575
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/19	2,000	2,226
				13,640
Virginia (1.5%)
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	4.000%	10/1/17	3,730	3,906
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	4.000%	10/1/18	2,150	2,317
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/19	2,000	2,275
2 Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group) PUT	2.310%	2/1/17	6,500	6,536
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	4.000%	11/1/16	1,390	1,414
Henrico County VA GO	5.000%	8/1/18	1,565	1,716
Louisa VA Industrial Development Authority Poll Control Revenue
(Virginia Electric & Power Co.) PUT	0.700%	12/1/16	6,250	6,250
Louisa VA Industrial Development Authority Poll Control Revenue
(Virginia Electric & Power Co.) PUT	1.750%	5/16/19	10,000	10,156
Norfolk VA GO	4.000%	10/1/16	4,960	5,034
Norfolk VA Water Revenue	5.000%	11/1/18	725	801
Richmond VA GO	5.000%	3/1/18	3,330	3,593
Richmond VA GO	5.000%	3/1/19	3,710	4,143
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/16	1,765	1,778
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/17	3,500	3,671
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	3/1/18	3,170	3,415
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	3/1/19	1,000	1,114
Virginia Beach VA GO	5.000%	4/1/19	1,025	1,151
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/18	11,275	12,119
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	4,095	4,561
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	1,000	1,114
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	14,875	16,553
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/16	1,100	1,106
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16	13,450	13,657
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/18	8,030	8,734
Virginia GO	5.000%	6/1/17	1,000	1,048
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16	2,845	2,878

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16	4,880	4,937
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18	7,890	8,649
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18	10,170	11,148
Virginia Public School Authority Revenue	4.000%	8/1/16	3,565	3,597
Virginia Public School Authority Revenue	5.000%	8/1/16	3,860	3,905
Virginia Public School Authority Revenue	5.000%	8/1/18	4,325	4,746
Virginia Public School Authority Revenue	5.000%	8/1/20	6,015	7,034
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/17	12,385	12,908
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/18	13,000	14,084
				192,048
Washington (2.6%)
2 Everett WA GO PUT	0.810%	12/1/19	3,905	3,843
2 Grant County WA Public Utility District No. 2 Electric System Revenue PUT	0.730%	12/1/17	10,000	9,955
King County WA (Bellevue School District) GO	5.000%	12/1/16	3,125	3,208
King County WA GO	5.000%	1/1/18	2,000	2,145
King County WA GO	5.000%	7/1/18	7,515	8,217
King County WA GO	5.000%	12/1/18	2,745	3,042
King County WA GO	4.000%	6/1/19	3,610	3,959
King County WA GO	5.000%	12/1/19	2,885	3,305
Pierce County WA School District No. 10 (Tacoma) GO	3.000%	6/1/18	6,500	6,806
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/18	5,000	5,536
Pierce County WA School District No. 10 (Tacoma) GO	4.000%	6/1/19	5,000	5,474
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/19	3,500	4,001
Port of Seattle WA Revenue	5.000%	3/1/19	4,500	5,028
Seattle WA GO	5.000%	6/1/18	6,455	7,026
Seattle WA Municipal Light & Power Revenue	5.000%	9/1/17	3,320	3,512
2 Seattle WA Municipal Light & Power Revenue PUT	1.090%	11/1/18	6,750	6,750
2 Seattle WA Municipal Light & Power Revenue PUT	1.090%	11/1/18	8,250	8,250
Seattle WA Water System Revenue	5.000%	5/1/18	5,850	6,352
1 TES Properties Washington Lease Revenue TOB VRDO	0.440%	5/6/16	10,125	10,125
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/17	4,130	4,310
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/18	3,215	3,474
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,145
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	4,890	5,696
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,535
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	15,272
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	5,000	5,471
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/19	19,645	22,168
Washington GO	5.000%	7/1/16	10,000	10,079
Washington GO	5.000%	2/1/18	4,375	4,705
Washington GO	5.500%	7/1/18	21,675	23,919
Washington GO	5.000%	8/1/18	4,280	4,690
Washington GO	5.000%	8/1/18	11,745	12,872
Washington GO	5.000%	2/1/19	7,365	8,209
Washington GO	5.000%	2/1/19	4,590	5,116
Washington GO	5.000%	7/1/19	21,620	24,437
Washington GO	5.000%	7/1/19	22,835	25,810
Washington GO	5.000%	8/1/19	4,500	5,100
Washington GO	5.000%	1/1/20	2,000	2,228
1 Washington Health Care Facilities Authority Revenue (MultiCare Health System) TOB VRDO	0.510%	5/6/16	9,690	9,690
Washington Health Care Facilities Authority Revenue (MultiCare Health System) VRDO	0.290%	5/2/16 LOC	10,700	10,700
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/16	700	713
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,457
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/17	300	310
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/18	250	267
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	4.375%	1/1/21	3,250	3,297
				321,204
West Virginia (0.1%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,040
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	5,029
West Virginia GO	5.000%	6/1/20	1,400	1,623
West Virginia University Revenue	5.000%	10/1/16	725	739
2 West Virginia University Revenue PUT	0.940%	10/1/19	3,500	3,475
				16,906

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin (0.8%)
Milwaukee WI GO	5.000%	5/1/16	6,010	6,011
Milwaukee WI GO	4.000%	3/15/18	15,085	16,007
Wisconsin GO	4.000%	5/1/16	4,470	4,471
Wisconsin GO	4.000%	11/1/16	6,205	6,316
Wisconsin GO	5.000%	5/1/17	1,000	1,044
Wisconsin GO	5.000%	5/1/19 (2)	4,000	4,496
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	4.000%	3/1/18	7,200	7,616
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	4.000%	5/30/19	13,000	14,168
1 Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.470%	5/6/16	750	750
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,289
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	5.125%	8/15/16	8,045	8,148
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	1.250%	8/15/17	8,595	8,609
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/16	1,745	1,768
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/16	1,660	1,699
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/17	1,000	1,065
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/18	750	828
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16 (ETM)	6,115	6,196
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	665	674
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20	525	548
Wisconsin Transportation Revenue	5.000%	7/1/16	9,930	10,008
				101,711
Total Tax-Exempt Municipal Bonds (Cost $12,278,686)				12,324,907

			Shares
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
4 Vanguard Municipal Cash Management Fund (Cost $220,439)	0.346%		220,438,618	220,439
Total Investments (100.8%) (Cost $12,499,125)				12,545,346

				Amount
				($000)
Other Assets and Liabilities (-0.8%)
Other Assets
Investment in Vanguard				1,056
Receivables for Investment Securities Sold				7,134
Receivables for Accrued Income				91,200
Receivables for Capital Shares Issued				7,469
Other Assets				3,299
Total Other Assets				110,158
Liabilities
Payables for Investment Securities Purchased				(182,448)
Payables for Capital Shares Redeemed				(15,169)
Payables for Distributions				(2,586)
Payables to Vanguard				(10,329)
Other Liabilities				(164)
Total Liabilities				(210,696)
Net Assets (100%)				12,444,808

Short-Term Tax-Exempt Fund

At April 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	12,408,975
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(10,388)
Unrealized Appreciation (Depreciation)	46,221
Net Assets	12,444,808

Investor Shares—Net Assets
Applicable to 80,941,288 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,281,358
Net Asset Value Per Share—Investor Shares	$15.83

Admiral Shares—Net Assets
Applicable to 705,176,653 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,163,450
Net Asset Value Per Share—Admiral Shares	$15.83

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $1,067,561,000, representing 8.6% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2016.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.7%)
Alabama (0.3%)
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	1/1/23	14,310	17,560
Auburn University Alabama General Fee Revenue	5.000%	6/1/19	2,000	2,250
Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,000	1,187
Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,500	1,814
Huntsville AL Water System Revenue	5.000%	11/1/20	1,000	1,176
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/21	3,065	3,544
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/22	4,365	5,105
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/23	4,565	5,424
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,017
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,620	1,702
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,619
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,452
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.625%	10/2/18	10,000	10,091
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,536
Mobile County AL Board of School Commissioners GO	5.000%	3/1/22	600	712
Mobile County AL Board of School Commissioners GO	5.000%	3/1/22	1,000	1,187
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,455
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,730
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	3,783
University of Alabama General Revenue	5.000%	7/1/18	4,680	5,110
University of Alabama General Revenue	5.000%	7/1/19	5,345	6,031
				78,485
Alaska (0.4%)
Alaska GO	5.000%	8/1/22	5,590	6,800
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/21	2,265	2,704
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	2,410	2,937
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	2,530	3,132
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/19	2,000	2,231
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/21	10,140	11,806
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/22	10,265	12,148
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/23	13,515	16,258
Alaska State International Airport Revenue	5.000%	10/1/23	500	621
Alaska State International Airport Revenue	5.000%	10/1/24	1,500	1,887
Anchorage AK GO	5.000%	9/1/21	2,000	2,395
Anchorage AK GO	5.000%	9/1/21	2,605	3,120
Anchorage AK GO	5.000%	9/1/21	1,000	1,198
Anchorage AK GO	5.000%	9/1/22	2,000	2,444
Anchorage AK GO	5.000%	9/1/22	1,665	2,034
North Slope Borough AK GO	5.000%	6/30/18	13,035	14,145
				85,860
Arizona (1.3%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/19	2,140	2,417
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/20	6,000	6,973
Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/20	1,700	1,976
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	300	357
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	5,000	5,953
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	10,000	11,906
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	455	554
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	3,190	3,880
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	3,185	3,874
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	650	805
Arizona COP	5.000%	10/1/17	1,000	1,060
Arizona COP	5.000%	10/1/18	900	989
Arizona COP	4.000%	9/1/19	1,500	1,644
Arizona COP	5.000%	9/1/20	4,300	5,001
Arizona COP	5.000%	9/1/21	6,380	7,598
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18	1,000	1,071
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/19	2,600	2,876
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20	4,550	5,180
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.260%	2/5/20	20,000	20,405
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.260%	2/5/20	5,000	5,101
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19	600	683
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,000	1,168
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,194

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	800	972
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,641
Arizona School Facilities Board COP	5.000%	9/1/20	11,000	12,765
Arizona School Facilities Board COP	5.000%	9/1/21	7,000	8,314
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	9,000	10,740
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	7,524
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,360	3,914
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19 (ETM)	530	603
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19	1,470	1,675
Glendale AZ GO	4.000%	7/1/21 (4)	3,400	3,817
Glendale AZ GO	5.000%	7/1/22 (4)	1,670	1,991
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,668
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,238
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,207
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,900	3,437
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,100	3,750
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	2,651
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/18	3,220	3,439
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19	3,750	4,114
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/16	3,055	3,078
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	450	521
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21	335	396
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22	200	242
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/17	3,310	3,479
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21	2,000	2,385
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	1,775	2,165
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20	17,055	19,866
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21	12,360	14,770
Phoenix AZ Industrial Development Authority Revenue (Mayo Clinic) VRDO	0.230%	5/2/16	16,400	16,400
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/19	3,155	3,550
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/20	2,840	3,293
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,568
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,127
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/20	4,850	5,686
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,053
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/18	4,520	5,009
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	180
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,758
Scottsdale AZ GO	5.000%	7/1/17	2,700	2,840
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,105
Scottsdale AZ GO	4.000%	7/1/20	11,150	12,552
University Medical Center Corp. Arizona Hospital Revenue	5.000%	7/1/21 (ETM)	2,740	3,265
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/17	1,445	1,532
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/18	2,185	2,397
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/20	1,000	1,139
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/21	750	869
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/22	1,000	1,177
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/23	1,000	1,187
				289,714
Arkansas (0.2%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/20	4,225	4,923
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/21	4,560	5,428
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/22	700	847
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/21	920	1,056
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/22	760	886
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/21	5,000	6,029
Independence County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	15,741
Jefferson County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	1.550%	10/1/17	10,000	10,099
				45,009
California (10.7%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,085
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/19	1,050	1,176
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,132
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	562
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/16 (2)	10,000	9,969
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/19	1,000	1,139
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20 (2)	5,600	5,203

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/20	1,730	2,027
Antelope Valley-East Kern CA Water Agency Revenue	4.000%	6/1/21	1,000	1,137
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/21	3,350	3,832
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.219%	8/1/17	28,500	28,552
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,043
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	17,000	17,104
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	13,500	13,628
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	15,200	15,501
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.110%	10/1/19	9,825	9,826
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	27,500	28,060
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.310%	5/1/23	4,000	3,953
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.310%	5/1/23	28,500	28,165
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.430%	5/6/16	4,910	4,910
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/18	1,200	1,313
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/19	2,000	2,260
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,557
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/19	1,000	1,108
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/20	1,200	1,360
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	12,055	12,058
California Department of Water Resources Power Supply Revenue	5.000%	5/1/17	22,000	22,960
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	10,000	11,259
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	23,000	27,473
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	54,000	65,962
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/17	2,500	2,678
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18	1,365	1,517
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	4,000	4,596
1 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	0.710%	12/1/17	32,250	32,134
California Economic Recovery GO	5.000%	7/1/16 (ETM)	1,500	1,512
California Economic Recovery GO	5.000%	7/1/17 (ETM)	15,090	15,864
California Economic Recovery GO	5.000%	7/1/18 (ETM)	32,295	35,298
California Economic Recovery GO	5.000%	7/1/18 (ETM)	9,305	10,170
California GO	5.000%	8/1/16	2,825	2,858
California GO	5.000%	10/1/16	1,225	1,248
California GO	5.000%	11/1/16 (2)	5,375	5,497
California GO	5.000%	12/1/16	2,500	2,566
California GO	6.000%	2/1/17 (2)	3,500	3,644
California GO	5.000%	3/1/17	3,755	3,893
1 California GO	1.160%	5/1/17	3,700	3,708
California GO	5.000%	9/1/17	4,250	4,498
California GO	5.000%	9/1/17	2,805	2,969
California GO	5.000%	10/1/17	4,005	4,253
California GO	5.000%	10/1/17	20,000	21,240
California GO	5.000%	9/1/18	32,260	35,461
California GO	5.000%	9/1/18	8,050	8,849
California GO	5.000%	10/1/18	34,000	37,488
California GO	5.000%	2/1/19	11,000	12,254
California GO	5.000%	9/1/19	19,000	21,588
California GO	5.000%	9/1/19	17,825	20,253
California GO	5.000%	2/1/20	44,500	51,213
California GO	5.000%	11/1/20	21,520	25,334
California GO	5.000%	12/1/20	25,475	30,059
California GO	5.000%	2/1/21	10,000	11,823
California GO	5.000%	10/1/21	28,000	33,659
California GO	5.000%	10/1/21	41,940	50,416
California GO	5.000%	11/1/21	49,440	59,536
California GO	5.000%	9/1/22	10,000	12,258
1 California GO PUT	0.960%	12/1/16	7,500	7,500
1 California GO PUT	1.006%	12/1/17	14,250	14,280
1 California GO PUT	0.860%	5/1/18	29,500	29,391
1 California GO PUT	1.136%	12/3/18	6,500	6,523
California GO PUT	4.000%	12/1/21	20,700	23,427
2 California GO TOB VRDO	0.490%	5/6/16 LOC	18,740	18,740
2 California GO TOB VRDO	0.590%	5/6/16 (4)LOC	16,775	16,775
2 California GO TOB VRDO	0.590%	5/6/16 (4)LOC	13,105	13,105
California GO VRDO	0.210%	5/2/16 LOC	11,310	11,310
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,734
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,168
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,288

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles) PUT	2.210%	7/1/17	8,825	8,887
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,080
California Health Facilities Financing Authority Revenue (El Camino Hospital)	4.000%	2/1/21	1,500	1,703
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22	1,000	1,207
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17 (Prere.)	5,000	5,036
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/21	750	908
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/22	2,205	2,726
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	20,419
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	26,573
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	11,610
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	7,312
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,225
California Infrastructure & Economic Development Bank Revenue
(Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/22	1,000	1,224
1 California Infrastructure & Economic Development Bank Revenue
(Academy of Motion Picture Arts & Sciences Obligated Group) PUT	1.255%	11/1/20	20,000	20,104
2 California Infrastructure & Economic Development Bank Revenue
(Academy of Motion Picture Arts & Sciences Obligated Group) TOB VRDO	0.610%	5/6/16	6,670	6,670
1 California Infrastructure & Economic Development Bank Revenue (Index-Museum Art Project) PUT	2.055%	8/1/18	29,000	29,666
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.690%	4/3/17	8,500	8,489
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.690%	4/3/17	32,200	32,157
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.690%	4/1/18	30,000	29,808
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/17	1,145	1,180
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,300	1,566
1 California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System) PUT	0.910%	4/2/18	14,000	13,930
1 California Municipal Finance Authority Revenue (NorthBay Healthcare Group) PUT	2.510%	11/1/16	5,000	5,003
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	5,000	5,236
California Public Works Board Lease Revenue (Department of Corrections)	4.000%	9/1/17	4,500	4,701
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/17	5,820	6,177
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,718
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	11,579
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/18	5,790	6,351
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/18	1,845	2,030
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,309
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/19	16,620	18,682
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/20	1,690	1,978
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/19	5,600	6,295
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/20	5,200	6,029
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/17	5,200	5,555
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/18	4,000	4,425
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/20	1,175	1,351
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/20	1,240	1,452
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/18 (ETM)	2,665	2,940
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,377
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/17	2,385	2,481
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/17	3,000	3,184
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/17	1,000	1,065
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/18	11,710	12,537
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18	1,000	1,081
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/18	3,500	3,850
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	1,200	1,324
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	2,500	2,758
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/19	7,755	8,593
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,750	3,133
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,000	2,278
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	3,050	3,517
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/20	2,000	2,347
California State University Systemwide Revenue	5.000%	11/1/17	5,505	5,869
California State University Systemwide Revenue	5.000%	11/1/18	4,000	4,426
California State University Systemwide Revenue	5.000%	11/1/21	8,525	10,311
California State University Systemwide Revenue	5.000%	11/1/22	2,700	3,339
California State University Systemwide Revenue	5.000%	11/1/23	2,270	2,857
California State University Systemwide Revenue PUT	4.000%	11/1/21	26,800	30,379
California State University Systemwide Revenue PUT	4.000%	11/1/23	4,000	4,639
California Statewide Communities Development Authority Pollution Control Revenue
(Southern California Edison Co.) PUT	1.375%	4/2/18	45,200	45,505
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/19	500	563
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/20	325	375
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21	275	323

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Statewide Communities Development Authority Revenue
	(Huntington Memorial Hospital)	5.000%	7/1/22	250	299
2	California Statewide Communities Development Authority Revenue
	(Kaiser Permanente) TOB VRDO	0.610%	5/6/16	4,920	4,920
2	California Statewide Communities Development Authority Revenue
	(St. Joseph Health System) TOB VRDO	0.550%	5/6/16 (4)	39,400	39,400
	California Statewide Communities Development Authority Senior Living Health Facility Revenue
	(Los Angeles Jewish Home for the Aging)	2.500%	8/1/20	1,165	1,174
	California Statewide Communities Development Authority Senior Living Health Facility Revenue
	(Los Angeles Jewish Home for the Aging)	3.000%	8/1/21	2,600	2,625
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/20 (15)	4,810	5,365
	Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/16	805	811
	Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	9,008
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/17	570	602
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/18	2,310	2,527
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/19	2,610	2,945
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/18	2,000	2,211
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/19	2,100	2,404
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/20	1,500	1,771
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/21	2,000	2,422
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/17	2,450	2,569
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/19	2,000	2,261
[1,2]	Eaton Vance California Municipal Bond Fund II	1.260%	7/1/19	8,250	8,247
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,757
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/18	20,495	21,386
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20	52,515	57,654
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Central Glendale Redevelopment Project)	4.000%	12/1/17 (4)	2,500	2,628
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Central Glendale Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,280
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Central Glendale Redevelopment Project)	4.000%	12/1/19 (4)	2,910	3,212
	Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
	(Central Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	2,065
	Irvine CA Reassessment District No. 12-1 Improvement Revenue	3.000%	9/2/16	2,000	2,016
	Irvine CA Reassessment District No. 13-1 Improvement Revenue	4.000%	9/2/18	1,450	1,551
	Irvine CA Unified School District Community Facilities District No. 09-A
	Special Tax Revenue VRDO	0.260%	5/2/16 LOC	4,050	4,050
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	4.000%	9/1/17	1,130	1,176
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/18	1,745	1,905
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/19	1,150	1,295
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20	1,045	1,202
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21	1,250	1,471
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	716
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	353
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	725	838
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20	1,505	1,716
	Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	36,038
	Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	6,012
	Los Angeles CA Community College District GO	5.000%	8/1/22	3,030	3,732
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/19	1,000	1,131
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/20	1,275	1,488
	Los Angeles CA GO	5.000%	9/1/17	32,500	34,429
	Los Angeles CA GO	5.000%	9/1/19	5,000	5,696
	Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	19,750
	Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	20,074
	Los Angeles CA Unified School District GO	5.000%	7/1/19	13,205	14,948
	Los Angeles CA Unified School District GO	5.000%	7/1/19	7,035	7,963
	Los Angeles CA Unified School District GO	5.000%	7/1/19	8,510	9,633
	Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	20,083
	Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	26,308
	Los Angeles CA Unified School District GO	5.000%	7/1/20	20,920	24,433
	Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	17,233
	Los Angeles CA Unified School District GO	5.000%	7/1/22	16,340	20,089
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,040
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	22,492
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	22,693
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,491
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,276
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18	750	822
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/19	1,000	1,134

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/20	500	584
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/18	1,000	1,094
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/19	2,000	2,252
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/20	5,495	6,333
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/21 (4)	5,000	5,920
Los Angeles County CA Regional Financing Authority Revenue (MonteCedro Inc. Project)	2.500%	11/15/20	1,045	1,046
Los Angeles County CA Regional Financing Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/20	215	215
Los Angeles County CA Regional Financing Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/21	2,125	2,130
1 Metropolitan Water District of Southern California Revenue PUT	0.790%	3/27/18	3,000	2,997
1 Metropolitan Water District of Southern California Revenue PUT	0.790%	3/27/18	25,710	25,686
1 Metropolitan Water District of Southern California Revenue PUT	0.790%	3/27/18	15,290	15,276
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	821
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,398
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	566
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	876
Northern California Gas Authority No. 1 Revenue	1.049%	7/1/19	12,815	12,570
Nuveen California AMT-Free Municipal Income Fund VRDP VRDO	0.500%	5/6/16 LOC	8,800	8,800
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,131
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,695
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,696
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,693
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/20	4,000	4,628
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,462
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/19	1,000	1,139
Palomar Pomerado Health California COP	5.000%	11/1/16	3,500	3,558
2 Riverside CA Electric Revenue TOB VRDO	0.440%	5/6/16	2,400	2,400
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/18	6,500	7,057
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/18	500	545
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/19	850	959
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/20	1,750	2,039
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/18	50	53
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/16	1,000	1,008
Sacramento CA Municipal Utility District Revenue	5.000%	7/1/16 (Prere.)	5,000	5,039
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/16 (4)	7,800	7,905
San Bernardino CA City Unified School District GO	5.000%	8/1/18	850	929
San Bernardino CA City Unified School District GO	5.000%	8/1/19 (4)	600	679
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/16	5,445	5,505
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16	14,000	14,029
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16	11,840	11,865
San Diego County CA Water Authority Revenue	5.000%	5/1/21	1,450	1,734
San Diego County CA Water Authority Revenue	5.000%	5/1/22	1,200	1,467
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16	9,120	9,122
San Francisco CA City & County International Airport Revenue	5.000%	5/1/17	16,555	17,299
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	3.000%	8/1/16	3,000	3,019
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	4.000%	8/1/17	2,400	2,499
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/18	3,000	3,280
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/19	2,000	2,260
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/20	1,500	1,745
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/21	2,000	2,385
San Juan CA Unified School District GO	5.000%	8/1/19	1,090	1,236
San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,201
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/17	1,000	1,050
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/18	1,000	1,092
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/19	1,000	1,130
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/20	1,000	1,165
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/21	500	597
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,210
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	500	593
South Orange County CA Public Financing Authority Special Tax Revenue	3.000%	8/15/16	500	504
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,120

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/20	600	686
Southern California Public Power Authority Revenue	5.000%	7/1/18	2,000	2,186
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/17	1,000	1,057
Southern California Public Power Authority Revenue (Transmission Project)	5.000%	7/1/17	9,895	10,405
University of California Regents Medical Center Pooled Revenue VRDO	0.370%	5/6/16	29,300	29,300
University of California Revenue	5.000%	5/15/17	2,250	2,355
University of California Revenue	5.000%	5/15/18	2,000	2,178
University of California Revenue	5.000%	5/15/19	4,435	5,002
University of California Revenue	5.000%	5/15/21	2,725	3,261
University of California Revenue	5.000%	5/15/21	8,250	9,874
University of California Revenue PUT	1.400%	5/15/21	12,700	12,730
University of California Revenue VRDO	0.400%	5/6/16	2,300	2,300
Ventura County CA Public Financing Authority COP	5.000%	8/15/16	2,750	2,786
Western CA Municipal Water District Revenue PUT	1.500%	10/1/20	2,325	2,337
				2,393,854
Colorado (0.8%)
Adams County CO COP	5.000%	12/1/21	1,000	1,196
Adams County CO COP	5.000%	12/1/22	1,250	1,523
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/18	3,080	3,385
Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/20	2,500	2,831
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,040
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,263
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.545%	11/12/20	5,000	4,988
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.545%	11/12/20	7,500	7,481
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.610%	5/6/16	9,995	9,995
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.610%	5/6/16	12,495	12,495
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,645
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/19	625	671
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/20	2,055	2,317
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	4.000%	6/1/20	1,000	1,082
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/21	2,000	2,283
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/22	2,300	2,653
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/23	2,000	2,335
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	3,715	3,823
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	7,920	8,149
2 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
TOB VRDO	0.430%	5/6/16	5,700	5,700
Colorado Springs CO Utility System Revenue	4.000%	11/15/16	1,250	1,274
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,240
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,213
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,430
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,561
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,493
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (ETM)	2,555	2,819
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/16 (14)	5,000	4,983
E-470 Public Highway Authority Colorado Revenue	3.000%	9/1/16	100	101
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/17 (14)	500	525
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/19	1,000	1,128
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/20 (14)	2,000	1,844
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/20	1,000	1,156
1 E-470 Public Highway Authority Colorado Revenue PUT	1.590%	8/31/17	7,500	7,481
1 E-470 Public Highway Authority Colorado Revenue PUT	2.160%	9/1/17 (14)	7,000	7,017
Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20	1,055	1,163
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/22	1,250	1,493
Regional Transportation District of Colorado COP	5.000%	6/1/21	2,785	3,227
Regional Transportation District of Colorado COP	5.000%	6/1/22	2,000	2,303
2 Regional Transportation District of Colorado COP TOB VRDO	0.540%	5/6/16 LOC	8,000	8,000
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	22,500	23,006
University of Colorado Enterprise System Revenue	5.000%	6/1/18	2,000	2,181
University of Colorado Enterprise System Revenue	5.000%	6/1/19	1,000	1,129
University of Colorado Enterprise System Revenue	5.000%	6/1/19	2,500	2,824
University of Colorado Hospital Authority Revenue	5.000%	11/15/16	1,290	1,320
				171,766
Connecticut (2.6%)
Bridgeport CT GO	5.000%	8/15/22 (4)	7,015	8,334
3 Bridgeport CT GO	5.000%	8/15/22	5,635	6,632

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bridgeport CT GO	5.000%	8/15/23 (4)	1,110	1,331
Bridgeport CT GO	5.000%	8/15/23 (4)	7,460	8,946
Connecticut GO	5.000%	5/1/16	10,000	10,003
Connecticut GO	0.510%	5/2/16	12,735	12,735
Connecticut GO	0.650%	5/2/16	15,825	15,825
Connecticut GO	0.650%	5/2/16	13,315	13,315
1 Connecticut GO	1.000%	8/15/16	4,500	4,506
1 Connecticut GO	0.840%	9/15/16	3,000	3,003
Connecticut GO	5.000%	4/1/17	1,165	1,212
1 Connecticut GO	1.180%	5/15/17	23,000	23,067
Connecticut GO	5.000%	7/15/17	5,000	5,262
1 Connecticut GO	0.930%	9/15/17	1,750	1,752
Connecticut GO	5.000%	12/1/17	15,000	15,416
1 Connecticut GO	0.760%	1/1/18	4,905	4,889
1 Connecticut GO	0.830%	3/1/18	2,500	2,483
1 Connecticut GO	1.290%	4/15/18	6,750	6,761
Connecticut GO	5.000%	6/1/18	14,955	16,230
Connecticut GO	5.000%	7/15/18	10,000	10,900
1 Connecticut GO	1.290%	8/15/18	3,000	3,000
Connecticut GO	5.000%	11/1/18	1,000	1,101
1 Connecticut GO	0.900%	3/1/19	2,300	2,288
1 Connecticut GO	0.960%	3/1/19	2,000	1,984
1 Connecticut GO	1.510%	4/15/19	6,000	6,038
1 Connecticut GO	1.510%	5/15/19	5,000	5,033
Connecticut GO	5.000%	6/1/19	34,265	38,399
1 Connecticut GO	1.330%	9/15/19	4,000	4,031
1 Connecticut GO	1.060%	3/1/20	7,500	7,434
Connecticut GO	5.000%	6/15/20	17,975	20,669
Connecticut GO	5.000%	12/15/20	5,865	6,827
Connecticut GO	5.000%	3/15/21	7,035	8,232
Connecticut GO	5.000%	11/15/21	7,075	8,391
Connecticut GO	5.000%	11/15/21	10,000	11,860
Connecticut GO	5.000%	3/15/22	9,620	11,426
Connecticut GO	5.000%	11/15/22	12,500	15,024
1 Connecticut GO PUT	1.060%	9/15/17	7,150	7,172
1 Connecticut GO PUT	1.760%	3/1/18	17,500	17,500
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,191
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,802
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,788
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/21	850	1,002
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/22	1,250	1,497
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/23	1,950	2,367
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,124
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,865	3,008
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/20	1,525	1,724
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	40,005
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.900%	2/1/18	20,000	20,019
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.375%	7/11/18	28,000	28,288
1 Connecticut Health & Educational Facilities Authority Revenue (Yale-New Haven Hospital Inc.) PUT	0.841%	7/1/19	15,000	15,032
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	2,680	2,867
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	8,020	8,706
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	5,570	5,895
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	3.500%	11/15/45	12,290	13,144
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/45	12,610	13,701
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.280%	5/2/16	2,095	2,095
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.250%	7/1/16 (2)	7,745	7,809
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/17	5,000	5,149
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/18	1,475	1,629
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	12/1/19	4,915	5,613
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/20	4,085	4,760
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/21	11,340	13,471
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/20	200	233
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/22	400	487
New Haven CT GO	5.000%	8/1/20 (4)	2,015	2,324
University of Connecticut GO	5.000%	2/15/22	10,250	12,239
University of Connecticut GO	5.000%	2/15/22	2,940	3,511
				581,491
Delaware (0.4%)
Delaware GO	5.000%	7/1/17	5,250	5,524
Delaware GO	5.000%	10/1/18	3,540	3,909

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware GO	5.000%	7/1/21	15,510	18,647
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/18	6,155	6,582
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/19	3,760	4,160
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20	225	257
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20	2,575	2,936
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21	250	293
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21	2,295	2,688
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22	325	390
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22	3,000	3,592
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/16	4,485	4,521
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/21	335	400
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/22	2,500	3,054
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/23	3,295	4,101
New Castle County DE GO	5.000%	10/1/21	7,575	9,155
New Castle County DE GO	5.000%	10/1/22	7,995	9,891
University of Delaware Revenue PUT	0.700%	5/1/16	8,750	8,750
				88,850
District of Columbia (0.4%)
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/20	1,000	1,159
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/22	1,700	2,055
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/23	1,350	1,660
1 District of Columbia Income Tax Revenue	0.710%	12/1/17	11,275	11,235
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,097
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,250	5,820
District of Columbia Income Tax Revenue	5.000%	12/1/19	1,500	1,719
2 District of Columbia Income Tax Revenue TOB VRDO	0.440%	5/6/16	7,425	7,425
District of Columbia Revenue (American College of Cardiology) VRDO	0.470%	5/6/16 LOC	39,200	39,200
3 District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/21	1,000	1,172
3 District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/22	1,885	2,252
3 District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/23	1,965	2,389
2 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.440%	5/6/16	3,980	3,980
				86,163
Florida (4.2%)
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,425
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/20	500	569
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/21	1,000	1,164
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22	1,000	1,180
Broward County FL Airport System Revenue	5.000%	10/1/16	700	713
Broward County FL Airport System Revenue	5.000%	10/1/19	750	850
Broward County FL Airport System Revenue	5.000%	10/1/19	500	567
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,235
Broward County FL Airport System Revenue	5.000%	10/1/21	480	572
2 Broward County FL Airport System Revenue TOB VRDO	0.550%	5/6/16 LOC	16,000	16,000
Broward County FL School Board COP	5.000%	7/1/18	4,400	4,786
Broward County FL School Board COP	5.000%	7/1/19	8,140	9,149
2 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.440%	5/6/16	5,665	5,665
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,600	55,101
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	22,000	22,089
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	15,150	15,212
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/17 (ETM)	1,100	1,140
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	19,000	19,910
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,506
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22	29,750	35,380
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/17	35,445	37,063
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/18	36,770	39,873
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,436
Duval County FL School Board COP	5.000%	7/1/20	750	868
Duval County FL School Board COP	5.000%	7/1/21	1,020	1,208
Duval County FL School Board COP	5.000%	7/1/22	1,030	1,242
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,003
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	2.100%	4/11/19	2,500	2,562
Escambia County FL School Board Sale Tax Revenue	5.000%	9/1/21	225	267
Escambia County FL School Board Sale Tax Revenue	5.000%	9/1/22	300	364
Escambia County FL School Board Sale Tax Revenue	5.000%	9/1/23	275	339
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	7,559
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,627
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/17	13,700	14,358

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	11,240	12,251
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	3,615	3,940
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	16,340	19,008
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	17,140	20,470
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	14,480	17,685
2 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.440%	5/6/16	7,995	7,995
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18	8,585	9,373
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	9,015	10,189
Florida Municipal Power Agency Revenue	5.000%	10/1/20	500	580
Florida Municipal Power Agency Revenue	5.000%	10/1/21	7,000	8,294
Florida Municipal Power Agency Revenue	5.000%	10/1/21	850	1,007
Florida Municipal Power Agency Revenue	5.000%	10/1/22	8,000	9,652
Florida Municipal Power Agency Revenue	5.000%	10/1/22	1,450	1,749
Florida Municipal Power Agency Revenue	5.000%	10/1/23	9,000	11,050
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/16	3,290	3,349
Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/19	2,800	3,173
Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	3,507
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	11,283
Florida Turnpike Authority Revenue	5.000%	7/1/21	6,965	8,300
Florida Turnpike Authority Revenue	5.000%	7/1/21	4,095	4,880
Florida Turnpike Authority Revenue	5.000%	7/1/22	3,210	3,909
Florida Turnpike Authority Revenue	5.000%	7/1/22	8,595	10,467
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	825	920
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20	765	875
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21	350	408
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21	1,195	1,392
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/22	1,000	1,184
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23	775	929
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,048
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,413
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,549
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/21	8,705	10,397
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/20 (4)	2,200	2,553
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/21 (4)	1,700	2,016
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/22 (4)	1,500	1,812
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/20	1,570	1,769
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/21	2,250	2,589
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	3,344
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16	4,675	4,764
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16	1,500	1,529
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/17	1,000	1,061
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20	1,600	1,865
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/16	15,000	15,285
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/18	1,200	1,322
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.420%	5/6/16	9,050	9,050
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,207
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/16 (4)	3,750	3,823
1 Lakeland FL Energy System Revenue	1.160%	10/1/17	10,000	10,007
Lakeland FL Energy System Revenue	5.000%	10/1/22	5,000	6,116
Lee County FL School Board COP	5.000%	8/1/20	2,530	2,932
Lee County FL School Board COP	5.000%	8/1/21	2,005	2,380
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/20	750	855
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/21	1,220	1,407
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/22	1,575	1,837
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/23	500	589
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/16	400	407
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	325	340
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	385	412
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,189
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,859
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	400	459
Miami Beach FL Resort Tax Revenue	5.000%	9/1/21	1,125	1,339
Miami Beach FL Resort Tax Revenue	4.000%	9/1/22	1,025	1,179
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/18	2,000	2,178
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/19	1,900	2,139
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20	2,525	2,923
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20	1,500	1,737
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21	2,250	2,660
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21	1,000	1,186

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/22	625	754
3 Miami-Dade County FL GO	5.000%	7/1/22	10,260	12,466
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/19	1,000	1,119
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/20	2,180	2,389
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/21	1,300	1,525
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	4.500%	6/1/21	840	916
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/22	985	1,108
Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,298
Miami-Dade County FL School Board COP	5.000%	2/1/23	9,290	11,180
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,200	7,202
2 Miami-Dade County FL School Board COP TOB VRDO	0.520%	5/6/16 (12)	26,500	26,500
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/17	1,110	1,166
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19 (12)	2,000	2,253
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19	1,250	1,407
2 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.440%	5/6/16 (4)	13,995	13,995
2 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.440%	5/6/16 (4)	11,735	11,735
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,250	1,273
Orange County FL Health Facilities Authority Hospital Revenue
(Orlando Regional Healthcare System)	6.250%	10/1/18 (14)	5,770	6,315
Orange County FL School Board COP	5.000%	8/1/16	700	708
Orange County FL School Board COP	5.000%	8/1/17	1,500	1,581
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,532
Orange County FL School Board COP	5.000%	8/1/19	1,765	1,997
Orange County FL Tourist Development Revenue	5.000%	10/1/16	16,260	16,564
Orange County FL Tourist Development Revenue	5.000%	10/1/20	2,525	2,944
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17	4,690	4,924
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17	2,000	2,100
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18	9,000	9,802
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18	2,785	3,033
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	10,725	12,072
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	3,770	4,243
3 Orlando FL Capital Improvement Revenue	5.000%	10/1/22	4,200	5,118
3 Orlando FL Capital Improvement Revenue	5.000%	10/1/22	1,040	1,267
3 Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,500	1,857
3 Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,090	1,349
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/16	5,250	5,350
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/17	3,000	3,184
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/19	5,500	6,255
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/18	750	798
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/19	1,000	1,082
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/20	850	968
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/21	1,165	1,349
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/18	635	668
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/19	2,740	3,017
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/20	1,500	1,681
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21	750	853
Palm Beach County FL School Board COP	5.000%	8/1/21	1,845	2,190
2 Palm Beach County FL School Board COP TOB VRDO	0.470%	5/6/16	6,100	6,100
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,156
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/18	750	821
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/21	1,500	1,796
Seacoast FL Utility Authority Water & Sewer Revenue	5.500%	3/1/19 (14)	3,595	4,052
South Florida Water Management District COP	5.000%	10/1/21	1,750	2,092
South Florida Water Management District COP	5.000%	10/1/22	2,000	2,436
South Florida Water Management District COP	5.000%	10/1/23	3,000	3,710
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	8,343
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/19	2,390	2,699
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/19	2,360	2,665
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/20	2,830	3,285
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/20	1,185	1,375
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/21	2,090	2,484
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/21	1,500	1,782
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/22	1,510	1,788
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/23	390	465
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,902

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/16	3,000	3,072
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,714
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	1,943
Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,204
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/16	4,515	4,601
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/17	4,505	4,779
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/19	1,165	1,324
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/20	1,825	2,133
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/22	3,425	3,975
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/23	755	913
Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/19	1,300	1,454
Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/21	1,485	1,738
Volusia County FL School Board COP	5.000%	8/1/21 (15)	450	535
Volusia County FL School Board COP	5.000%	8/1/22 (15)	750	909
				926,659
Georgia (2.8%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/18	2,520	2,699
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	9,105
Atlanta GA Airport Revenue	5.000%	1/1/18	500	536
Atlanta GA Airport Revenue	5.000%	1/1/19	1,675	1,858
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,379
Atlanta GA Airport Revenue	5.000%	1/1/21	750	880
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	9,598
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	2,000	2,404
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22	2,500	3,070
1 Atlanta GA Water & Wastewater Revenue PUT	1.792%	11/1/18	47,300	48,229
2 Atlanta GA Water & Wastewater Revenue TOB VRDO	0.510%	5/6/16	9,995	9,995
Bartow County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Bowen Project) PUT	2.700%	8/23/18	9,000	9,289
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.550%	6/21/16	20,000	20,025
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,092
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,141
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,317
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.300%	5/3/18	5,000	5,019
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	3,500	3,585
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,244
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	7,500	7,670
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,227
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.350%	12/11/20	6,800	6,975
Carroll County GA School District GO	5.000%	4/1/18	5,075	5,486
Cherokee County GA Board of Education GO	5.000%	2/1/21	400	472
Cherokee County GA Board of Education GO	5.000%	2/1/22	1,000	1,207
Cherokee County GA Board of Education GO	5.000%	2/1/23	800	985
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/17	1,250	1,298
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,000	1,077
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,250	1,346
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/19	250	278
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/20	350	400
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/18	1,000	1,068
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/19	1,000	1,126
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/20	1,500	1,716
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/21	1,890	2,199
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,103
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,140
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,482
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,250	1,466
2 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	0.440%	5/6/16	11,415	11,415
1 Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project) PUT	1.360%	2/18/20	17,575	17,597

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	7/1/16	20,000	20,158
Georgia GO	5.000%	7/1/16	5,000	5,039
Georgia GO	5.000%	7/1/16	9,500	9,575
Georgia GO	5.000%	10/1/16	1,910	1,947
Georgia GO	5.000%	7/1/17	2,840	2,987
Georgia GO	5.000%	7/1/17	13,695	14,403
Georgia GO	5.000%	7/1/18	2,340	2,558
Georgia GO	4.000%	11/1/18	11,000	11,896
Georgia GO	5.000%	12/1/18	7,800	8,654
Georgia GO	5.000%	9/1/20	10,100	11,850
Georgia Housing & Finance Authority Single Family Mortgage Revenue	4.000%	6/1/44	3,720	3,958
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/17	1,400	1,442
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	3,600	3,855
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/19	1,000	1,109
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	750	857
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	10,000	12,005
Georgia Road & Tollway Authority GAN	5.000%	6/1/20	25,760	28,939
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	6,115
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	20,118
Georgia Road & Tollway Authority Revenue (Federal Highway Grant)	5.000%	6/1/16	8,125	8,158
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/21	2,500	2,932
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/22	2,500	2,982
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,673
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,152
Gwinnett County GA School District GO	5.000%	2/1/22	25,000	30,437
Gwinnett County GA School District GO	5.000%	8/1/22	13,000	16,007
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/17	1,675	1,768
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/18	4,335	4,757
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	5,350	5,516
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	7,140	7,383
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	1,885	2,013
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	7,125	7,572
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	1,160	1,261
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	2,330	2,647
1 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	0.690%	7/1/17	18,000	17,979
1 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	0.710%	7/1/17	17,500	17,502
Monroe County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,040
Monroe County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Scherer Project) PUT	2.350%	12/11/20	9,500	9,744
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	23,825	27,187
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	2,000	2,282
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	1,650	1,934
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	1,510	1,848
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,500	1,596
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/18	1,250	1,379
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.750%	1/1/19	4,015	4,450
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/17	8,165	8,404
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/18	2,000	2,198
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/19	1,500	1,701
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/20	1,000	1,166
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/21	1,500	1,791
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,000	1,215
				622,337
Guam (0.0%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/20	750	865
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21	1,125	1,316
Guam Government Business Privilege Tax Revenue	5.000%	11/15/22	1,500	1,777
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20	1,000	1,136
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/20	600	688
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/21	1,390	1,629
Guam Power Authority Revenue	5.000%	10/1/18	475	518
Guam Power Authority Revenue	5.000%	10/1/20	520	594
				8,523
Hawaii (1.1%)
Hawaii County HI GO	5.000%	9/1/22	1,330	1,628
Hawaii County HI GO	5.000%	9/1/22	1,275	1,560
Hawaii County HI GO	5.000%	9/1/23	1,200	1,492

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii County HI GO	5.000%	9/1/23	1,785	2,220
Hawaii County HI GO	5.000%	9/1/23	1,395	1,735
1 Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	0.860%	11/25/16	5,080	5,080
1 Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	0.860%	11/25/16	2,625	2,625
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,128
Hawaii GO	5.000%	6/1/16	13,920	13,978
Hawaii GO	5.000%	12/1/18	17,250	19,114
Hawaii GO	5.000%	6/1/19	6,960	7,838
Hawaii GO	5.000%	6/1/19	2,370	2,669
Hawaii GO	5.000%	8/1/19	3,735	4,229
Hawaii GO	5.000%	8/1/19	3,500	3,963
Hawaii GO	5.000%	11/1/19	11,960	13,651
Hawaii GO	5.000%	11/1/19	40,725	46,484
Hawaii GO	5.000%	12/1/19	5,000	5,722
Hawaii GO	5.000%	8/1/20	10,985	12,812
Hawaii GO	5.000%	8/1/20	13,905	16,217
Hawaii GO	5.000%	8/1/21	12,610	15,082
Hawaii GO	5.000%	8/1/21	7,000	8,372
Hawaii GO	5.000%	8/1/22	6,000	7,329
Hawaii GO	5.000%	8/1/22	2,500	3,054
Hawaii GO	5.000%	10/1/22	9,000	11,035
Hawaii GO	5.000%	10/1/22	7,000	8,582
Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,207
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,147
Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,356
Honolulu HI City & County GO	5.000%	8/1/18	2,715	2,975
Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,420
Honolulu HI City & County GO	5.000%	11/1/19	6,000	6,849
Honolulu HI City & County GO	5.000%	10/1/21	1,500	1,802
Honolulu HI City & County GO	5.000%	10/1/21	2,255	2,709
Honolulu HI City & County GO	5.000%	10/1/21	3,620	4,350
				250,414
Idaho (0.1%)
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/20	5,000	5,883
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/21	2,000	2,413
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/22	2,000	2,462
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/23	4,400	5,504
				16,262
Illinois (4.2%)
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,477
Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	7,713
Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,278
Chicago IL Board of Education GO	5.000%	12/1/19 (2)	3,090	3,185
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,000	1,080
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	2,000	2,054
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,250	1,358
Chicago IL Board of Education GO	7.000%	12/1/26	10,000	9,911
1 Chicago IL Board of Education GO PUT	0.886%	6/2/16	20,130	19,998
1 Chicago IL Board of Education GO PUT	4.410%	3/1/17	10,000	9,522
Chicago IL GO	5.000%	1/1/19 (4)	4,645	4,686
Chicago IL GO	5.000%	1/1/22	15,000	15,546
Chicago IL GO	5.000%	1/1/23	18,500	19,178
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	5,520
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21	4,470	5,339
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21	5,105	6,097
Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,362
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	7,500	7,714
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	750	771
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	4,677
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	1,250	1,335
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	2,050	2,180
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,000	1,105
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,420	1,555
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	4,000	4,669
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	500	584
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	5,300	6,324
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	1,125	1,342
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	7,000	8,510
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	1,100	1,337
2 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.560%	5/6/16 (4)	21,135	21,135

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.610%	5/6/16	31,665	31,665
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,000	1,116
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	2,000	2,264
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,000	2,278
Chicago IL Water Revenue	5.000%	11/1/18	675	728
Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,062
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,094
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,771
Cook County IL GO	5.000%	11/15/18	2,000	2,154
Cook County IL GO	5.000%	11/15/19	1,500	1,648
Cook County IL GO	5.000%	11/15/20	1,500	1,677
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20	5,000	5,041
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	1.875%	8/1/20	8,000	8,129
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/19	1,000	1,127
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/21	2,000	2,377
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/22	1,000	1,213
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	26,795	29,887
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	1/15/20	5,850	6,645
2 Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.440%	5/6/16	14,840	14,840
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17	3,275	3,413
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/17	1,500	1,579
2 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.530%	5/6/16 (12)	7,200	7,200
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/18	235	252
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/19	1,115	1,218
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	500	561
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	2,940	3,300
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/21	975	1,112
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.250%	8/15/16	4,270	4,321
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/18	4,000	4,367
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/19	4,205	4,735
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/20	4,210	4,841
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.300%	5/2/16	3,100	3,100
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/20	2,560	2,957
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/21	1,100	1,296
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	1,925	2,281
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/22	1,535	1,830
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/16	1,500	1,503
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/17	2,500	2,606
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/21	1,200	1,393
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/22	1,600	1,882
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/23	1,400	1,671
1 Illinois Finance Authority Revenue (Presbyterian Homes) PUT	1.656%	5/1/21	2,500	2,506
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19	500	566
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/20	1,000	1,162
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/21	1,000	1,187
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/22	1,000	1,206
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/22	1,000	1,155
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/17	3,075	3,178
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/19	1,745	1,980
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/20	7,000	8,157
2 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.460%	5/6/16	30,825	30,825
Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,395	2,395
Illinois GO	5.500%	8/1/17 (14)	1,425	1,500
Illinois GO	5.000%	4/1/18	2,500	2,658
Illinois GO	5.000%	5/1/18	8,000	8,524
Illinois GO	5.000%	8/1/18	22,000	23,597
Illinois GO	5.250%	1/1/19	8,060	8,747
Illinois GO	5.000%	2/1/19	875	946
Illinois GO	5.000%	8/1/19	26,625	29,055
Illinois GO	5.000%	2/1/20	3,000	3,305
Illinois GO	5.000%	3/1/20	10,115	11,157
Illinois GO	5.000%	4/1/20	2,000	2,209
Illinois GO	5.000%	5/1/20	24,500	27,094
Illinois GO	5.000%	7/1/20	12,500	13,856
Illinois GO	5.000%	8/1/20 (4)	6,500	7,288
Illinois GO	5.000%	1/1/21 (4)	8,425	9,268
Illinois GO	5.000%	2/1/21	4,100	4,544
Illinois GO	5.000%	4/1/21	8,500	9,437
Illinois GO	5.000%	5/1/21	17,000	18,890
Illinois GO	5.000%	1/1/23	19,200	21,604
Illinois GO	5.000%	1/1/24	19,200	21,757

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	10,059
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	15,917
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	17,322
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	6,932
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	7,727
Illinois Toll Highway Authority Revenue	5.000%	1/1/19	1,000	1,105
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,100	22,860
Illinois Toll Highway Authority Revenue	5.000%	1/1/20	5,000	5,696
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	20,000	23,366
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	5,000	5,848
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	17,929
2 Illinois Toll Highway Authority Revenue TOB VRDO	0.480%	5/6/16	10,435	10,435
Illinois Toll Highway Authority Revenue VRDO	0.420%	5/6/16	34,600	34,600
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18	17,875	18,362
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/18	7,000	7,040
Lake County IL Community High School District No. 117 GO	0.000%	12/1/17 (14)	5,155	5,022
McHenry County IL Conservation District GO	5.000%	2/1/19	2,500	2,777
McHenry County IL Conservation District GO	5.000%	2/1/21	3,000	3,519
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	14,439
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/22	2,500	2,594
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,039
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	9,580	10,001
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,022
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20	6,600	7,591
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.250%	6/1/24	2,100	2,111
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/21	615	709
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/23	645	763
Springfield IL Electric Revenue	5.000%	3/1/18	2,000	2,150
Springfield IL Electric Revenue	5.000%	3/1/19	2,000	2,219
Springfield IL Electric Revenue	5.000%	3/1/21	2,000	2,326
Springfield IL Electric Revenue	5.000%	3/1/22	2,335	2,772
Springfield IL Electric Revenue	5.000%	3/1/23	5,000	6,044
Springfield IL Electric Revenue	5.000%	3/1/24	4,465	5,463
				926,188
Indiana (1.0%)
Ball State University Housing and Dining System Indiana Revenue	5.000%	7/1/21	200	237
Ball State University Housing and Dining System Indiana Revenue	5.000%	7/1/22	250	302
Ball State University Housing and Dining System Indiana Revenue	5.000%	7/1/23	250	308
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16	4,810	4,910
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/19	50	56
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,066
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/21	2,380	2,622
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/22	1,500	1,818
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/20	860	983
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	11,254
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,573
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20	1,100	1,290
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20	1,000	1,171
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/21	2,500	2,999
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22	7,000	8,570
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/23	5,200	6,466
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/19	1,650	1,843
Indiana Finance Authority Lease Revenue	5.000%	2/1/18	4,500	4,839
Indiana Finance Authority Lease Revenue	5.000%	2/1/19	3,700	4,124
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,500	4,026
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/18	825	886
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/19	1,000	1,107
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/20	1,300	1,479
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/23	750	880
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/17	7,625	7,882
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,096
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/19	335	379
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20	375	437
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20	840	978
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	380	453
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	1,680	2,002

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/22	1,000	1,213
Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) PUT	4.100%	11/3/16	10,000	10,175
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16 (Prere.)	65	66
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16	2,630	2,658
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	7,000	7,040
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	4.000%	8/1/17	8,570	8,910
Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,609
Indiana Transportation Finance Authority Revenue	5.500%	12/1/22 (14)	16,640	20,869
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,055
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,089
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,384
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,691
Indiana University Student Fee Revenue	5.000%	6/1/21	3,500	4,174
Indiana University Student Fee Revenue	5.000%	6/1/22	3,000	3,664
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	956
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	578
Purdue University Indiana University Student Fee Revenue	4.500%	7/1/16	1,500	1,510
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/16	1,300	1,310
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/17	1,000	1,052
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	4.000%	1/1/17	1,890	1,932
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/20	1,010	1,144
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/22	1,275	1,502
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/23	850	1,015
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,540
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/17	3,455	3,514
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/17	3,520	3,623
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/18	3,590	3,738
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/18	3,665	3,857
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/19	3,740	3,971
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,225
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	1.850%	10/1/19	30,000	30,168
2 Zionsville IN Community Schools Building Corp. Revenue TOB VRDO	0.540%	5/6/16 (4)LOC	5,355	5,355
				228,623
Iowa (0.3%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,250
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/16	2,320	2,338
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/19	4,075	4,585
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	28,385	29,324
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	7,500	7,806
Iowa Finance Authority Revenue	5.000%	8/1/21	9,400	11,267
Iowa Finance Authority Revenue	5.000%	8/1/22	10,000	12,266
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/17	1,300	1,369
				75,205
Kansas (0.4%)
1 Kansas Department of Transportation Highway Revenue	0.531%	9/1/17	4,000	3,990
1 Kansas Department of Transportation Highway Revenue	0.611%	9/1/18	3,500	3,483
1 Kansas Department of Transportation Highway Revenue	0.691%	9/1/19	3,000	2,983
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/17	1,000	1,035
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/18	1,035	1,113
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/19	1,150	1,277
Kansas Development Finance Authority Revenue	5.000%	5/1/21	17,635	20,784
Kansas Development Finance Authority Revenue	5.000%	4/1/22	3,765	4,500
Kansas Development Finance Authority Revenue	5.000%	5/1/22	17,565	21,106
Kansas Development Finance Authority Revenue	5.000%	5/1/24	16,250	20,178
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	5,670	5,833
Kansas Development Finance Authority Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,625
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/17 (ETM)	1,130	1,205
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,487
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19	500	564
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/20	1,565	1,816
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22	750	907
				95,886

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky (0.7%)
1 Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project) PUT	2.160%	2/1/17	11,170	11,178
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,729
3 Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/21	1,000	1,181
3 Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/22	750	905
1 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	1.195%	2/1/20	25,000	24,772
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/20 (14)	6,000	6,855
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/21 (14)	6,025	7,017
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/22 (14)	2,500	2,949
Kentucky Property & Building Commission Revenue	5.250%	10/1/16 (4)	6,100	6,220
Kentucky Property & Building Commission Revenue	5.000%	11/1/16	5,340	5,457
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	15,840	18,525
Kentucky Property & Building Commission Revenue	5.000%	8/1/22	4,510	5,352
Kentucky Property & Building Commission Revenue	5.000%	8/1/22	15,060	17,872
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	5.000%	7/1/17	27,800	28,992
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18	2,500	2,723
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.150%	6/1/17	5,000	4,999
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.600%	6/1/17	9,500	9,555
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	8/1/16 (ETM)	990	1,001
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/18	1,100	1,178
				159,460
Louisiana (1.1%)
DeSoto Parish LA Pollution Control Revenue (Southwestern Electric Power Co. Project)	1.600%	1/1/19	13,500	13,569
1 East Baton Rouge Parish LA Sewer Commission Revenue PUT	0.804%	8/1/18	24,005	23,823
Ernest N. Morial - New Orleans LA Exhibition Hall Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,108
Ernest N. Morial - New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,337
Lafayette LA Communications System Revenue	5.000%	11/1/20 (4)	1,000	1,155
Lafayette LA Communications System Revenue	5.000%	11/1/21 (4)	1,000	1,180
Lafayette LA Communications System Revenue	5.000%	11/1/22 (4)	2,000	2,405
2 Louisiana BAN TOB VRDO	0.310%	5/2/16 LOC	22,000	22,000
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/20	8,000	9,151
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21 (4)	5,000	5,901
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22 (4)	4,000	4,817
1 Louisiana Gasoline & Fuel Tax Revenue PUT	0.774%	5/1/17	55,500	55,402
1 Louisiana Gasoline & Fuel Tax Revenue PUT	0.774%	5/1/18	12,500	12,461
1 Louisiana Gasoline & Fuel Tax Revenue PUT	0.854%	5/1/18	8,000	7,981
Louisiana GO	5.000%	8/1/16	5,000	5,057
Louisiana GO	5.000%	5/1/22	10,320	12,302
Louisiana GO	5.000%	5/1/22	2,800	3,338
Louisiana Highway Improvement Revenue	5.000%	6/15/18	1,325	1,442
Louisiana Highway Improvement Revenue	5.000%	6/15/19	1,000	1,123
Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,325	1,529
Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,100	1,300
Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.850%	6/1/38	815	850
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,171
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	4.000%	5/15/20	310	337
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/21	450	517
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/22	350	407
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	1,050	1,142
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/19	1,250	1,403
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/20	1,100	1,269
New Orleans LA GO	5.000%	12/1/18	4,065	4,475
New Orleans LA GO	5.000%	12/1/20	1,400	1,620
New Orleans LA GO	5.000%	12/1/21	1,200	1,412
New Orleans LA GO	5.000%	12/1/22	700	839
New Orleans LA Sewage Service Revenue	5.000%	6/1/18	500	541
New Orleans LA Sewage Service Revenue	5.000%	6/1/19	500	559
New Orleans LA Sewage Service Revenue	5.000%	6/1/21	300	352
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	350	416
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	1,595	1,897
New Orleans LA Sewage Service Revenue	5.000%	6/1/23	350	423
New Orleans LA Water Revenue	5.000%	12/1/20	400	462
New Orleans LA Water Revenue	5.000%	12/1/22	1,500	1,793
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	9,220	10,055
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19	2,500	2,768

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/20	8,375	9,467
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/22	1,000	1,172
				236,728
Maine (0.1%)
Maine GO	5.000%	6/1/22	10,205	12,477
Maine Municipal Bond Bank Infrastructure Revenue (TransCap Project)	5.000%	9/1/16	4,225	4,289
				16,766
Maryland (3.6%)
Anne Arundel County MD GO	5.000%	4/1/19	6,960	7,802
Anne Arundel County MD GO	5.000%	4/1/19	2,640	2,959
Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,843
Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,798
Anne Arundel County MD GO	5.000%	10/1/22	2,520	3,114
Anne Arundel County MD GO	5.000%	10/1/22	4,690	5,796
Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,918
Anne Arundel County MD GO	5.000%	10/1/23	1,455	1,833
Anne Arundel County MD GO	5.000%	10/1/23	2,485	3,130
Anne Arundel County MD GO	5.000%	10/1/23	3,880	4,888
Baltimore County MD GO	5.000%	2/1/18	2,900	3,120
Baltimore County MD GO	5.000%	2/1/18	9,000	9,683
Baltimore County MD GO	5.000%	2/1/20	2,100	2,420
Baltimore County MD GO	5.000%	10/15/21	10,400	12,491
Baltimore County MD GO	5.000%	8/1/23	3,700	4,645
Baltimore County MD GO	5.000%	8/1/25	3,000	3,678
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/17	500	532
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18	2,280	2,517
Howard County MD GO	5.000%	2/15/17	3,450	3,572
Howard County MD GO	5.000%	2/15/18	3,895	4,197
Howard County MD GO	5.000%	2/15/19	3,830	4,278
Howard County MD GO	5.000%	8/15/19	5,000	5,682
Howard County MD GO	5.000%	2/15/20	4,475	5,163
Maryland Department of Transportation Revenue	5.000%	5/1/18	3,250	3,530
Maryland Department of Transportation Revenue	5.000%	5/1/19	14,000	15,756
Maryland Department of Transportation Revenue	5.000%	12/1/20	15,495	18,312
Maryland Department of Transportation Revenue	5.000%	12/15/21	7,920	9,604
Maryland Department of Transportation Revenue	5.000%	2/15/22	38,965	47,433
Maryland Department of Transportation Revenue	5.000%	12/15/22	11,255	13,952
Maryland Department of Transportation Revenue	5.000%	12/15/23	20,410	25,816
Maryland Department of Transportation Revenue	4.000%	12/15/24	17,620	20,916
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	8,900	9,037
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/20 (4)	620	685
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/21 (4)	700	786
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/22 (4)	1,200	1,357
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/23 (4)	1,350	1,539
Maryland GO	5.000%	11/1/16	15,350	15,701
Maryland GO	5.000%	8/1/17	8,495	8,964
Maryland GO	5.000%	8/1/17	5,000	5,276
Maryland GO	5.000%	8/1/17	5,070	5,350
Maryland GO	5.000%	8/1/17	26,445	27,906
Maryland GO	5.000%	8/15/17 (Prere.)	2,795	2,952
Maryland GO	5.000%	3/1/18	1,150	1,241
Maryland GO	5.250%	3/1/18	2,400	2,601
Maryland GO	5.000%	8/1/18	24,160	26,487
Maryland GO	5.000%	8/1/18	28,795	31,569
Maryland GO	5.000%	11/1/18	2,525	2,793
Maryland GO	5.000%	8/1/19 (Prere.)	28,995	32,802
Maryland GO	5.000%	11/1/19	4,265	4,879
Maryland GO	4.500%	8/1/20	4,215	4,844
Maryland GO	5.000%	3/1/21 (Prere.)	3,745	4,433
Maryland GO	4.000%	8/1/21	20,000	22,998
Maryland GO	5.000%	8/1/21	30,000	36,077
Maryland GO	5.000%	8/1/22	10,000	12,313
Maryland GO	5.000%	8/1/22	4,430	5,455
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/18	835	893
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/19	850	933
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/20	1,000	1,162

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.441%	11/15/16	2,000	2,005
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.121%	11/15/17	5,895	5,899
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.121%	11/15/17	19,555	19,569
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.871%	5/15/18	4,900	4,915
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.891%	5/15/18	9,500	9,533
Maryland Health & Higher Educational Facilities Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,203
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/17	1,500	1,582
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/18	1,400	1,530
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/19	1,400	1,584
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/20	2,170	2,530
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/21	1,785	2,127
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/22	4,600	5,582
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	4.000%	7/1/20	1,000	1,110
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/21	650	762
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/22	500	593
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/23	1,220	1,456
Maryland Health & Higher Educational Facilities Authority Revenue
(Peninsula Regional Medical Center)	5.000%	7/1/21	2,220	2,644
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/19	2,500	2,811
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/20	3,150	3,643
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/21	7,045	8,345
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/22	5,000	6,008
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/22	12,350	15,008
Montgomery County MD GO	5.000%	11/1/16	4,730	4,838
Montgomery County MD GO	5.000%	8/1/17	12,100	12,768
Montgomery County MD GO	5.000%	11/1/17	4,800	5,116
Montgomery County MD GO	5.000%	7/1/18	3,400	3,716
Montgomery County MD GO	5.000%	7/1/18	32,050	35,030
Montgomery County MD GO	5.000%	8/1/18	2,000	2,193
Montgomery County MD GO	5.000%	11/1/19	2,840	3,249
Montgomery County MD GO	5.000%	11/1/21	22,680	27,419
Montgomery County MD GO	5.000%	12/1/21	10,000	12,114
Montgomery County MD GO	5.000%	12/1/22	8,650	10,714
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/21	14,705	16,880
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/22	15,290	17,861
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/16	2,630	2,639
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/17	4,000	4,192
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	2,735	2,980
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	5,000	5,823
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/21	4,695	5,622
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	3.875%	7/1/19	1,060	1,083
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	4.375%	7/1/21	5,675	5,850
				807,937
Massachusetts (4.1%)
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/18	1,250	1,368
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	10,912
2 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.510%	5/6/16	19,868	19,868
Massachusetts College Building Authority Revenue	5.000%	5/1/20	3,000	3,471
Massachusetts College Building Authority Revenue	5.000%	5/1/21	5,495	6,523
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	7,000	8,010
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,359
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,366
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/16 (ETM)	800	806
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/16	800	806
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/17 (ETM)	1,025	1,077
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/17	1,035	1,083
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18 (ETM)	435	475
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18	440	475
1 Massachusetts Development Finance Agency Revenue (Boston University) PUT	0.960%	9/30/16	11,000	11,003
2 Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	0.530%	5/6/16 LOC	11,630	11,630
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20	5,000	5,760

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	5,000	5,889
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	3,270	3,855
3 Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	1,655	1,976
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	3,385	4,046
3 Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	2,605	3,160
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	6,000	7,284
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16 (Prere.)	42,730	42,979
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/19	1,540	1,687
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/20	1,030	1,159
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/21	1,180	1,356
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/22	1,165	1,365
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23	1,835	2,189
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20	800	932
1 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	0.960%	1/30/18	8,865	8,861
1 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	0.890%	1/29/20	5,500	5,381
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/17	1,000	1,040
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/18	1,025	1,091
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/19	1,080	1,169
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/20	1,105	1,205
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/21	1,095	1,209
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/22	1,165	1,296
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/16	2,475	2,494
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,265	2,374
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/19	2,000	2,237
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	1,440	1,681
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,734
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/22	750	890
1 Massachusetts Development Finance Agency Revenue (Williams College) PUT	0.690%	7/1/17	14,860	14,837
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	1,000	1,131
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20	5,000	5,834
Massachusetts GO	5.000%	10/1/16	6,800	6,930
1 Massachusetts GO	0.750%	1/1/17	11,750	11,751
1 Massachusetts GO	0.530%	2/1/17	59,460	59,460
1 Massachusetts GO	0.770%	2/1/17	7,500	7,505
Massachusetts GO	5.000%	10/1/17	27,000	28,690
Massachusetts GO	5.500%	11/1/17	2,100	2,255
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,507
1 Massachusetts GO	0.840%	1/1/18	10,000	10,000
Massachusetts GO	5.250%	8/1/18 (4)	5,060	5,575
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,215
Massachusetts GO	5.000%	10/1/18	30,000	33,081
Massachusetts GO	5.500%	10/1/18 (4)	10,200	11,370
Massachusetts GO	5.500%	10/1/18	4,955	5,523
Massachusetts GO	5.000%	12/1/18	30,000	33,272
Massachusetts GO	5.500%	12/1/19 (14)	9,160	10,655
Massachusetts GO	5.000%	4/1/20	45,000	52,056
Massachusetts GO	5.000%	8/1/20	33,155	38,744
Massachusetts GO	5.000%	8/1/21	40,500	48,689
Massachusetts GO	5.000%	7/1/22	3,235	3,962
Massachusetts GO	5.000%	11/1/23	10,000	12,310
Massachusetts GO	5.000%	6/1/24	10,000	11,544
Massachusetts GO	5.000%	10/1/24	7,860	9,461
Massachusetts GO	5.000%	11/1/24	3,500	4,301
Massachusetts GO	5.000%	7/1/25	14,955	18,212
Massachusetts GO	5.000%	7/1/26	7,020	8,532
1 Massachusetts GO PUT	0.710%	8/1/17	20,000	19,986
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.700%	11/1/16	5,675	5,702
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	1,996
Massachusetts Health & Educational Facilities Authority Revenue
(Milford Regional Medical Center)	5.000%	7/15/22	500	521
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,297
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.000%	7/1/16	2,000	2,016
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.000%	7/1/22	5,000	5,606
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University) VRDO	0.290%	5/2/16	2,400	2,400
Massachusetts Health & Educational Facilities Authority Revenue
(UMass Memorial Medical Center)	5.000%	7/1/20	960	1,100
Massachusetts Health & Educational Facilities Authority Revenue
(UMass Memorial Medical Center)	5.000%	7/1/21	1,415	1,611
Massachusetts Housing Finance Agency Single Family Housing Revenue	3.500%	6/1/42	8,900	9,499
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/44	5,000	5,417
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	6/1/45	5,325	5,725

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/17	9,560	10,038
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	6,051
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	6,600	6,929
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,533
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	17,027
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/19	11,460	12,935
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,987
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/22	3,850	4,612
Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/18 (14)	10,000	9,826
Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/20 (14)	17,000	16,192
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/17	1,500	1,583
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/18	1,810	1,831
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/18	3,000	3,289
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/18	1,000	1,102
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/18	2,065	2,275
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19	4,500	5,107
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/20	16,000	18,726
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/21	4,580	5,508
Massachusetts Water Resources Authority Revenue	5.000%	8/1/20	5,510	6,238
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	3,900	4,673
2 Massachusetts Water Resources Authority Revenue TOB VRDO	0.530%	5/6/16 (4)LOC	27,140	27,140
University of Massachusetts Building Authority Revenue	5.000%	11/1/16	7,555	7,727
University of Massachusetts Building Authority Revenue	5.000%	11/1/20	1,250	1,466
				905,604
Michigan (2.5%)
Chippewa Valley MI Schools GO	5.000%	5/1/19	1,025	1,143
Chippewa Valley MI Schools GO	5.000%	5/1/22	450	539
Chippewa Valley MI Schools GO	5.000%	5/1/23	575	699
Coopersville MI Area Public Schools GO	5.000%	5/1/20	1,235	1,416
Coopersville MI Area Public Schools GO	5.000%	5/1/21	2,325	2,733
Coopersville MI Area Public Schools GO	5.000%	5/1/22	1,900	2,275
Detroit MI Water Supply System Revenue	5.000%	7/1/20	1,755	2,006
East Lansing MI School District GO	5.000%	5/1/20	600	688
East Lansing MI School District GO	5.000%	5/1/22	2,095	2,508
Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	5,587
Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	5,387
Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT	5.000%	11/15/16	1,050	1,074
Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT	5.000%	11/15/17	1,500	1,594
L’Anse Creuse MI Public Schools GO	5.000%	5/1/18	720	778
L’Anse Creuse MI Public Schools GO	5.000%	5/1/19	1,030	1,149
L’Anse Creuse MI Public Schools GO	5.000%	5/1/20	1,670	1,915
L’Anse Creuse MI Public Schools GO	5.000%	5/1/21	250	294
Lincoln MI Consolidated School District GO	5.000%	5/1/21 (4)	1,000	1,163
Lincoln MI Consolidated School District GO	5.000%	5/1/23 (4)	1,310	1,572
Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,118
Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,870
Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,356
3 Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/21	700	824
3 Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/22	900	1,081
3 Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/23	900	1,100
Michigan Building Authority Revenue	5.000%	10/15/16	2,750	2,807
Michigan Building Authority Revenue	5.000%	10/15/17	1,250	1,327
Michigan Building Authority Revenue	5.000%	4/15/20	7,000	8,060
Michigan Building Authority Revenue	5.000%	4/15/22	4,350	5,244
Michigan Finance Authority Revenue	5.000%	10/1/19	850	954
Michigan Finance Authority Revenue	5.000%	10/1/20	1,200	1,345
Michigan Finance Authority Revenue	5.000%	4/15/21	6,240	7,368
Michigan Finance Authority Revenue	5.000%	10/1/21	1,275	1,465
Michigan Finance Authority Revenue	5.000%	10/1/22	525	614
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/17	1,000	1,039
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20	1,250	1,392
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/21	3,500	4,125
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/22	2,500	2,996
2 Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	0.610%	5/6/16	6,060	6,060
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16	885	892
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16	5,115	5,150
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/16	4,000	4,028
Michigan Finance Authority Revenue (Detroit Water & Sewer)	3.000%	7/1/17	500	511
Michigan Finance Authority Revenue (Detroit Water & Sewer)	3.000%	7/1/17	200	205
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	1,100	1,149

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,241
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	5,000	5,234
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	500	522
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,250	1,348
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,505
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,963
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,150	1,240
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,000	2,233
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,188
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,908
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	1,310	1,463
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	8,000	9,163
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (4)	8,500	9,773
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	2,310	2,646
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	3,000	3,436
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (4)	16,260	19,108
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (4)	10,000	11,752
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (14)	3,000	3,517
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	1,000	1,168
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	1,000	1,184
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/17	1,000	1,045
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/18	805	875
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/19	1,000	1,123
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/20	600	694
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/21	600	711
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/22	800	963
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	4.000%	6/1/20	600	665
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/21	750	881
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/22	1,000	1,194
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/17	500	523
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	500	537
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	1,000	1,095
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	600	659
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/20	2,000	2,227
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/21	1,600	1,909
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/22	1,500	1,821
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,205
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	500	551
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,709
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20	9,235	10,803
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21	5,000	5,977
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22	5,500	6,691
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23	6,000	7,437
2 Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	0.430%	5/6/16	2,500	2,500
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/17	1,225	1,262
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	55,184
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	20,000	22,606
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	11,350	11,587
Michigan Higher Education Facilities Authority Revenue (Albion College Project) VRDO	0.440%	5/6/16 LOC	2,600	2,600
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,326
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/23	7,330	8,308
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/1/17	12,845	12,918
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,836
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.000%	11/15/16	6,140	6,256
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/18	6,375	6,929
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/19	3,350	3,764
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	5,000	5,406
Michigan Housing Development Authority Single Family Mortgage Revenue	4.000%	6/1/46	11,305	12,348
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	400	441
Michigan State University Revenue	5.000%	2/15/17	6,135	6,351
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	7,507
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	20,000	20,065
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	4.000%	3/1/17	250	257
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	4.000%	3/1/18	500	529
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/19	1,000	1,114
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/20	800	919

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/21	600	707
Rochester MI Community School District GO	5.000%	5/1/20	6,980	8,047
Rochester MI Community School District GO	5.000%	5/1/21	4,075	4,814
Rochester MI Community School District GO	5.000%	5/1/22	1,650	1,985
Rochester MI Community School District GO	5.000%	5/1/23	1,225	1,498
Royal Oak MI City School District GO	5.000%	5/1/20	1,250	1,441
Royal Oak MI City School District GO	5.000%	5/1/21	600	709
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.250%	8/1/16 (ETM)	5,000	5,061
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/17	1,400	1,478
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/19	1,500	1,691
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/20	1,200	1,386
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,401
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,000
University of Michigan Revenue	4.000%	4/1/17	11,385	11,747
University of Michigan Revenue	5.000%	4/1/21	1,000	1,192
University of Michigan Revenue	5.000%	4/1/22	600	732
University of Michigan Revenue	5.000%	4/1/23	500	623
1 University of Michigan Revenue PUT	0.840%	4/2/18	22,000	21,864
University of Michigan Revenue VRDO	0.440%	5/6/16	2,905	2,905
Walled Lake MI Consolidate School District GO	5.000%	5/1/22	3,135	3,754
Warren MI Consolidated School District GO	5.000%	5/1/23 (15)	2,755	3,278
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,345	2,788
Western MI University Revenue	5.000%	11/15/21	1,000	1,194
Woodhaven-Brownstone MI School District GO	5.000%	5/1/21	1,710	2,010
Woodhaven-Brownstone MI School District GO	5.000%	5/1/22	1,730	2,071
Woodhaven-Brownstone MI School District GO	5.000%	5/1/23	1,615	1,964
				547,840
Minnesota (0.8%)
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/16	1,900	1,945
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21	350	411
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22	1,000	1,202
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/21	550	647
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/22	200	239
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/19	6,830	7,595
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/21	7,225	8,504
Minnesota 911 Revenue	5.000%	6/1/18	2,320	2,522
Minnesota General Fund Revenue	5.000%	3/1/19	6,410	7,153
Minnesota GO	5.000%	10/1/16 (ETM)	50	51
Minnesota GO	5.000%	10/1/16	4,950	5,045
Minnesota GO	5.000%	12/1/16	8,150	8,366
Minnesota GO	5.000%	10/1/17 (ETM)	35	37
Minnesota GO	5.000%	10/1/17	2,240	2,380
Minnesota GO	5.000%	8/1/18	8,375	9,178
Minnesota GO	5.000%	8/1/18	3,825	4,192
Minnesota GO	5.000%	8/1/18	3,000	3,288
Minnesota GO	5.000%	11/1/19	2,000	2,286
Minnesota GO	5.000%	8/1/21	6,000	7,219
Minnesota GO	5.000%	8/1/21	15,500	18,648
Minnesota GO	5.000%	8/1/22	12,900	15,865
Minnesota GO	5.000%	8/1/23	6,665	7,757
Minnesota GO	4.000%	10/1/24	14,225	16,733
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/20	500	556
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/21	425	480
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/22	495	568
Minnesota Municipal Power Agency Revenue	5.000%	1/1/20	2,000	2,290
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,472
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/18	8,500	9,181
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,546
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,409
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,895
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/16	1,250	1,250
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/17	1,000	1,045
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/22	2,800	3,369
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,390
University of Minnesota Revenue	5.000%	12/1/17	10,000	10,679
University of Minnesota Revenue	5.000%	8/1/22	1,575	1,919
				172,312

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi (0.3%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	11,215
DeSoto County MS School District GO	5.000%	5/1/19	8,000	8,999
Jackson MS Public School District GO	5.000%	4/1/22	1,500	1,781
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.280%	5/2/16	6,000	6,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.280%	5/2/16	24,000	24,000
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.125%	9/1/17	1,250	1,251
1 Mississippi GO	0.940%	9/1/17	5,000	5,000
2 Mississippi GO TOB VRDO	0.440%	5/6/16	3,680	3,680
1 Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT	1.710%	8/15/20	7,875	7,804
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/17	2,500	2,644
				72,374
Missouri (0.9%)
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/19	2,000	2,231
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/20	1,000	1,143
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/17	3,270	3,485
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	2,225	2,462
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	1,445	1,599
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19	805	921
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/20	2,000	2,356
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/22	1,500	1,733
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/23	1,420	1,665
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,640
Kansas City MO Airport Revenue	5.000%	9/1/19	2,715	3,061
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/21	1,025	1,164
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/22	1,250	1,441
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/23	1,500	1,750
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,275	1,507
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,305	1,542
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,295	1,557
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,410	1,695
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/21	3,000	3,508
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/22	4,955	5,905
Missouri Board of Public Buildings Special Obligation Revenue	5.000%	10/1/19	17,225	19,615
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.000%	12/1/20	1,300	1,430
Missouri Environmental Improvement & Energy Resources Authority Revenue
(Kansas City Power & Light)	1.250%	7/1/17	4,200	4,228
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/19	750	826
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/20	870	974
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,617
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/22	3,375	4,081
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/17	1,500	1,546
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/18	2,890	3,074
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/19	3,040	3,322
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/20	3,085	3,449
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20	43,310	50,305
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20	7,295	8,473
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/21	4,380	5,233
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/19	2,200	2,430
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/21	6,275	7,312
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/22	4,365	5,174
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/18	1,500	1,630
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/18	1,250	1,382
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/19	2,750	3,089
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/19	2,500	2,851
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/20	1,125	1,301
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/20	1,000	1,171
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/21	1,250	1,479

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/21	1,860	2,226
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/22	3,205	3,867
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/22	1,500	1,826
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
	(Friendship Village Sunset Hills)	2.850%	9/1/18	5,400	5,424
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/18	1,295	1,410
	St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,066
	St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,288
	St. Louis MO Parking Revenue	5.000%	12/15/21 (4)	535	633
	St. Louis MO Parking Revenue	5.000%	12/15/22 (4)	1,000	1,204
					201,301
Montana (0.0%)
	Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	5,305	5,459

Multiple States (0.1%)
[1,2]	Eaton Vance Municipal Bond Fund II	1.460%	7/1/19	4,975	4,973
2	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.530%	5/6/16 LOC	20,900	20,900
					25,873
Nebraska (0.8%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,802
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/21	3,000	3,553
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	6/1/19	11,175	12,357
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	50,000	56,570
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	4.000%	11/1/19	750	814
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	5.000%	11/1/20	1,400	1,601
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	5.000%	11/1/22	1,000	1,177
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	5.000%	11/1/18	500	542
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	4.000%	11/1/19	750	810
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	4.000%	11/1/20	600	656
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/19	1,500	1,671
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/20	1,350	1,548
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/43	2,955	3,017
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	9/1/43	3,145	3,218
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/44	3,755	3,861
	Nebraska Investment Finance Authority Single Family Housing Revenue	4.000%	9/1/44	5,245	5,627
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.500%	9/1/45	11,295	12,082
	Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,030
	Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,606
	Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,108
	Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,108
	Nebraska Public Power District Revenue	5.000%	1/1/20	2,800	3,198
	Nebraska Public Power District Revenue	5.000%	7/1/20	6,065	7,032
	Nebraska Public Power District Revenue	5.000%	1/1/21	4,635	5,433
	Nebraska Public Power District Revenue	5.000%	7/1/21	3,185	3,780
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/20	7,370	8,463
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/21	6,400	7,552
	University of Nebraska Facilities Corp. Revenue (UNMC Eye Institute)	5.000%	3/1/18	8,850	9,555
	University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,636
	University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,335	1,586
	University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,400	1,699
					169,692
Nevada (0.4%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	2,001
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,135
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,312
	Clark County NV Airport Improvement Revenue	5.000%	7/1/18	32,000	34,866
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/22	1,715	2,083
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/19	2,375	2,673
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/20	3,000	3,475
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/21	3,000	3,561
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/22	3,000	3,630
	Clark County NV School District GO	5.000%	6/15/21	23,970	25,597
	Clark County NV School District GO	5.000%	6/15/22	9,245	9,868

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Clark County NV Water Reclamation District GO TOB VRDO	0.440%	5/6/16	4,300	4,300
	Nevada Unemployment Compensation Revenue	5.000%	12/1/17	6,000	6,409
					100,910
New Hampshire (0.1%)
	Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,888
	New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	4,280	4,337
	New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/17	3,200	3,380
					15,605
New Jersey (4.5%)
	Atlantic City NJ GO	5.000%	11/1/19	3,315	2,219
	Atlantic City NJ GO	5.000%	12/1/19	6,995	4,681
	Atlantic City NJ GO	5.000%	11/1/20	4,025	2,657
	Atlantic City NJ GO	5.000%	12/1/20	7,185	4,743
	Atlantic City NJ GO	5.000%	11/1/21	3,020	1,963
	Atlantic City NJ GO	5.000%	12/1/21	1,970	1,281
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/20	2,040	2,298
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/21	2,460	2,832
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/22	2,295	2,686
	Camden County NJ Improvement Authority Lease Revenue
	(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/22	1,095	1,317
[1,2]	Eaton Vance New Jersey Municipal Bond Fund II	1.410%	7/1/19	8,675	8,672
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/18	1,600	1,730
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/19	1,700	1,892
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/20	1,800	2,057
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/21	2,800	3,256
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/22	1,200	1,418
	Gloucester County NJ Improvement Authority Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,280	3,332
	Hudson County NJ Improvement Authority Essential Purpose Pooled Governmental
	Loan Revenue VRDO	0.410%	5/6/16 LOC	3,100	3,100
	Morris County NJ Improvement Authority Revenue	4.000%	5/1/21	2,000	2,283
	Morris County NJ Improvement Authority Revenue	4.000%	5/1/22	1,000	1,159
	New Jersey COP	5.000%	6/15/16	6,695	6,730
	New Jersey Economic Development Authority Revenue	5.000%	3/1/18	14,425	15,226
	New Jersey Economic Development Authority Revenue	5.000%	3/1/19 (ETM)	29,800	33,255
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22	62,735	69,635
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/16	5,500	5,526
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	7,682
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/19	8,000	8,669
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	7,694
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16 (ETM)	20,115	20,669
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	12,310	12,618
1	New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.310%	2/1/17	14,000	13,874
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	7,500	7,926
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	6,450	6,816
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	13,745	14,685
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/17	555	585
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/18 (ETM)	5,000	5,543
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	15,000	16,739
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	16,780	18,244
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20 (ETM)	910	1,047
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20	8,325	9,049
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	5,650	6,593
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	2,095	2,294
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	10,771
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	13,480	16,032
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/22	4,990	5,503
	New Jersey Economic Development Authority Revenue (School Facilities Construction) VRDO	1.140%	2/1/17	4,000	3,973
	New Jersey Economic Development Authority Revenue
	(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/16	2,905	2,915
	New Jersey Economic Development Authority Revenue
	(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/17	3,525	3,644
	New Jersey Economic Development Authority Sublease Revenue
	(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/19	1,000	1,080
	New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	9/1/17	2,500	2,622
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/17	5,095	5,358
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	5,345	5,842
	New Jersey Educational Facilities Authority Revenue (Seton Hall University) VRDO	0.250%	5/6/16 LOC	4,000	4,000

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	2,739
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	4,550	4,835
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	10,255	10,823
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,614
New Jersey GO	5.000%	8/15/16	12,120	12,277
New Jersey GO	5.000%	8/15/17	11,660	12,247
New Jersey GO	5.000%	6/1/18	5,000	5,386
New Jersey GO	5.000%	8/15/19	8,395	9,342
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,708
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/17	2,000	2,097
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,000	1,086
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.500%	7/1/22	3,550	3,999
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/17	2,595	2,665
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/18	3,605	3,814
New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Medical Center)	4.000%	7/1/17	1,000	1,031
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/18	2,000	2,172
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/19	2,000	2,242
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/21	2,000	2,349
2 New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group) TOB VRDO	0.560%	5/6/16 (12)	9,150	9,150
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/21	1,000	1,175
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/22	1,500	1,786
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/23	2,000	2,418
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.380%	5/6/16 LOC	1,100	1,100
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16	3,810	3,901
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16	9,990	10,227
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	6/1/19	1,500	1,653
2 New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	0.610%	5/6/16	5,000	5,000
New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	25,254
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20	11,000	12,028
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21	1,295	1,431
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21	12,550	13,863
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	2,890	3,215
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23	2,500	2,796
1 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	1.410%	12/15/19	41,000	39,451
1 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	1.610%	12/15/21	24,000	22,575
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	30,000	31,684
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	10,000	10,561
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	7,500	7,921
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18	2,500	2,657
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	15,810	16,984
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/19	2,815	3,042
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	31,245	34,007
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	14,635	16,003
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,676
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,584
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	4,875	5,414
2 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.530%	5/6/16 (4)LOC	21,285	21,285
2 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.540%	5/6/16 LOC	16,250	16,250
1 New Jersey Turnpike Authority Revenue	0.960%	1/1/18	40,000	39,813
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	750	854
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,168
1 New Jersey Turnpike Authority Revenue PUT	1.030%	1/1/17	12,500	12,496
1 New Jersey Turnpike Authority Revenue PUT	1.090%	1/1/18	10,115	10,089
1 New Jersey Turnpike Authority Revenue PUT	1.090%	1/1/18	15,000	14,961
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,121
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,121
Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,308
Sparta Township NJ Board of Education GO	5.000%	2/15/21	1,030	1,212
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/16	2,000	2,008
Tobacco Settlement Financing Corp. New Jersey Revenue	0.000%	6/1/41	225,000	59,625
Union County NJ GO	4.000%	2/15/19	4,255	4,605
Union County NJ GO	4.000%	2/15/20	5,355	5,919
Union County NJ GO	5.000%	2/15/21	5,615	6,606
Union County NJ GO	5.000%	2/15/22	6,275	7,513
				998,351

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
New Mexico (0.6%)
	Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20	2,000	2,333
	Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20	3,225	3,762
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	1,800	2,102
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	6,580	7,683
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	1,130	1,354
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	5,450	6,528
	Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,529
	Farmington NM Pollution Control Revenue
	(Southern California Edison Co. Four Corners Project) PUT	1.875%	4/1/20	19,000	19,325
	New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/16	10,000	10,119
	New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/16	7,000	7,143
	New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/17	5,000	5,262
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/17	9,000	9,448
	New Mexico Hospital Equipment Loan Council Hospital System Revenue
	(Presbyterian Healthcare Services)	5.000%	8/1/21	1,600	1,896
2	New Mexico Hospital Equipment Loan Council Hospital System Revenue
	(Presbyterian Healthcare Services) TOB VRDO	0.440%	5/6/16	6,660	6,660
1	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	0.861%	2/1/18	5,000	4,996
1	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	0.911%	8/1/18	5,200	5,200
1	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	1.041%	8/1/19	37,500	37,208
	New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	6,318
					141,866
New York (14.2%)
	Albany NY Industrial Development Agency Civic Facility Revenue
	(Albany Medical Center Hospital Project) VRDO	0.520%	5/6/16 LOC	3,905	3,905
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,207
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/20	1,265	1,424
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/21	1,355	1,542
[1,2]	Eaton Vance New York Municipal Bond Fund II	1.260%	7/1/19	5,750	5,748
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/17	1,125	1,175
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/17	3,000	3,131
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/18 (ETM)	2,000	2,171
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/19 (ETM)	1,500	1,686
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/20	1,295	1,499
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21	1,295	1,535
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22	750	907
1	Long Island NY Power Authority Electric System Revenue PUT	0.954%	11/1/18	16,850	16,753
1	Long Island NY Power Authority Electric System Revenue PUT	1.184%	11/1/18	30,000	29,997
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/18	2,000	2,167
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/18	1,000	1,083
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/19	3,520	3,944
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/19	2,000	2,241
	Nassau County NY GO	5.000%	4/1/20	14,340	16,441
	Nassau County NY GO	5.000%	4/1/21	11,075	12,948
	Nassau County NY GO	5.000%	1/1/22	9,685	11,446
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(Catholic Health Services)	5.000%	7/1/20	4,640	5,284
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(South Nassau Communities Hospital)	5.000%	7/1/18	2,550	2,751
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(South Nassau Communities Hospital)	5.000%	7/1/20	1,660	1,890
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(Winthrop University Hospital Association Project)	5.000%	7/1/18	2,000	2,148
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(Winthrop University Hospital Association Project)	5.000%	7/1/19	1,565	1,727
	Nassau County NY Local Economic Assistance Corp. Revenue
	(Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/19	375	404
	Nassau County NY Local Economic Assistance Corp. Revenue
	(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/21	1,340	1,562
	New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	4.000%	6/1/19	850	925
	New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/20	600	685
	New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/21	1,000	1,168
	New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/22	650	774

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/16	1,000	1,011
New York City NY GO	5.000%	8/1/16	1,000	1,011
New York City NY GO	5.000%	8/1/16	16,925	17,120
New York City NY GO	5.000%	8/1/16	27,500	27,817
New York City NY GO	5.000%	8/1/16	7,150	7,232
New York City NY GO	5.000%	8/1/16	5,000	5,058
New York City NY GO	5.000%	8/1/17	9,750	10,279
New York City NY GO	5.000%	8/1/17	13,590	14,328
New York City NY GO	5.000%	8/1/17	6,000	6,326
New York City NY GO	5.000%	8/1/17	3,800	4,006
New York City NY GO	5.000%	8/1/17	8,185	8,629
New York City NY GO	5.000%	10/1/17	2,500	2,653
New York City NY GO	5.000%	10/1/17	5,150	5,465
New York City NY GO	5.000%	8/1/18	6,000	6,565
New York City NY GO	5.000%	8/1/18	4,650	5,088
New York City NY GO	5.000%	8/1/18	13,030	14,257
New York City NY GO	5.000%	8/1/18	25,315	27,699
New York City NY GO	5.000%	8/1/18	3,250	3,556
New York City NY GO	5.000%	8/1/18	6,000	6,565
New York City NY GO	5.000%	8/1/18	5,000	5,471
New York City NY GO	5.000%	8/1/18	7,500	8,206
New York City NY GO	5.000%	10/1/18	7,650	8,420
New York City NY GO	4.000%	8/1/19	12,165	13,371
New York City NY GO	5.000%	8/1/19	5,830	6,595
New York City NY GO	5.000%	8/1/19	5,000	5,656
New York City NY GO	5.000%	8/1/19	5,000	5,656
New York City NY GO	5.000%	8/1/19	7,225	8,173
New York City NY GO	5.000%	8/1/19	20,155	22,799
New York City NY GO	5.000%	8/1/19	15,000	16,968
New York City NY GO	5.000%	8/1/19	8,000	9,049
New York City NY GO	5.000%	8/1/19	15,000	16,968
New York City NY GO	5.000%	8/1/20	4,500	5,244
New York City NY GO	5.000%	8/1/20	1,880	2,191
New York City NY GO	5.000%	8/1/20	33,525	39,065
New York City NY GO	5.000%	8/1/20	20,000	23,305
New York City NY GO	5.000%	10/1/20	4,375	5,121
1 New York City NY GO	0.880%	8/1/21	6,350	6,350
New York City NY GO	5.000%	8/1/21	11,985	14,310
New York City NY GO	5.000%	8/1/21	2,000	2,388
New York City NY GO	5.000%	8/1/21	10,000	11,940
New York City NY GO	5.000%	8/1/21	5,890	7,033
New York City NY GO	5.000%	8/1/21	17,280	20,632
New York City NY GO	5.000%	8/1/21	4,000	4,776
New York City NY GO	5.000%	8/1/21	6,100	7,283
New York City NY GO	5.000%	8/1/22	14,640	17,850
New York City NY GO	5.000%	8/1/22	1,470	1,792
New York City NY GO	5.000%	8/1/22	4,000	4,877
New York City NY GO	5.000%	8/1/22	40,930	49,905
New York City NY GO	5.000%	8/1/23	10,000	12,399
1 New York City NY GO	0.810%	8/1/27	18,500	18,482
New York City NY GO VRDO	0.280%	5/2/16	12,400	12,400
New York City NY GO VRDO	0.320%	5/2/16	3,800	3,800
New York City NY GO VRDO	0.410%	5/6/16 LOC	10,500	10,500
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/17	8,150	8,428
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/21	3,000	3,533
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.750%	11/1/16	4,560	4,560
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.100%	11/1/16	7,230	7,233
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.200%	11/1/17	25,640	25,650
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	10,010	10,026
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,398
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/18	3,500	3,810
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	13,095	13,157
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,186
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	20,000	20,098
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/19	4,300	4,837
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/20	4,760	5,513
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,305
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	5,000	5,642
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,216
2 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.490%	5/6/16	8,000	8,000

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.270%	5/2/16	28,500	28,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.280%	5/2/16	10,350	10,350
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.280%	5/2/16	11,000	11,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.280%	5/2/16	1,600	1,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.290%	5/2/16	2,580	2,580
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.400%	5/6/16	19,200	19,200
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/21	19,510	23,584
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/19	1,000	1,128
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/20	1,500	1,742
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/21	1,520	1,810
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/22	4,585	5,582
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	2,105	2,152
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	8,010	8,192
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	26,470	27,069
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	17,015	17,402
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/17 (ETM)	295	305
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/17	2,205	2,279
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	21,310
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	21,310
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17 (ETM)	825	878
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	6,175	6,579
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	7,455	8,245
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/15/18	11,950	13,235
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	8,560	9,769
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	25,115	28,663
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	6,395	7,339
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	8,925	10,243
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	3,090	3,625
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	9,000	10,829
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	6,000	7,371
2 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.430%	5/2/16	4,025	4,025
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.290%	5/2/16	3,100	3,100
New York City NY Trust for Cultural Resources Revenue (The Juilliard School) PUT	1.350%	8/1/17	7,300	7,342
New York City NY Trust for Cultural Resources Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	6,554
New York Convention Center Development Corp. Revenue	5.000%	11/15/21	2,000	2,394
New York Convention Center Development Corp. Revenue	5.000%	11/15/22	1,000	1,221
1 New York Metropolitan Transportation Authority Revenue	0.981%	11/1/16	3,495	3,493
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/16	6,000	6,147
1 New York Metropolitan Transportation Authority Revenue	1.121%	11/1/17	2,950	2,949
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	5,000	5,333
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	7,000	7,466
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	12,500	13,333
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,500	2,765
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,500	1,659
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,650	2,931
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,000	2,212
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,775	5,282
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,000	1,106
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,500	1,659
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,255	1,388
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,055	4,486
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	4,725	5,386
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	1,000	1,140
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	8,930	10,180
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	2,530	2,884
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	1,100	1,254
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	9,535	10,870
New York Metropolitan Transportation Authority Revenue	5.500%	11/15/19 (14)	5,000	5,787
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	2,400	2,805
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	1,560	1,824
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	5,000	5,845
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,500	1,793
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,230	1,470
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,750	2,092
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	5,000	5,977
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	16,145	19,654
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	1,000	1,217
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	2,250	2,739
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	1,000	1,238
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,775	3,373
2 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.450%	5/6/16 (13)	4,495	4,495

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.360%	11/1/19	9,300	9,347
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	5,429
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.790%	6/1/17	20,130	19,986
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.780%	11/1/18	2,000	1,976
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.860%	11/1/19	2,750	2,717
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.990%	11/1/19	21,000	20,842
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,667
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,425
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/19	3,500	3,990
2 New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	0.500%	5/6/16	13,955	13,955
1 New York Metropolitan Transportation Authority Revenue PUT	0.991%	11/1/16	12,500	12,506
1 New York Metropolitan Transportation Authority Revenue PUT	1.141%	11/1/16	15,000	15,004
1 New York Metropolitan Transportation Authority Revenue PUT	0.769%	5/15/17 (4)	17,500	17,467
1 New York Metropolitan Transportation Authority Revenue PUT	0.641%	11/1/17	7,280	7,228
1 New York Metropolitan Transportation Authority Revenue PUT	1.131%	11/1/17	8,805	8,821
1 New York Metropolitan Transportation Authority Revenue PUT	0.770%	11/15/17	49,600	49,398
1 New York Metropolitan Transportation Authority Revenue PUT	0.899%	5/15/18 (4)	20,750	20,681
1 New York Metropolitan Transportation Authority Revenue PUT	0.591%	11/1/19	5,215	5,097
1 New York Metropolitan Transportation Authority Revenue PUT	0.990%	6/1/20	87,500	86,949
New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/20	11,000	12,302
New York State Dormitory Authority Revenue (Brooklyn Law School)	4.000%	7/1/17 (ETM)	2,360	2,454
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/18 (ETM)	2,105	2,299
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/19 (ETM)	2,180	2,463
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/19	4,275	4,882
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/20	1,125	1,325
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/21	1,540	1,862
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/22	1,500	1,855
New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16	9,000	9,070
2 New York State Dormitory Authority Revenue (Fordham University) TOB VRDO	0.440%	5/6/16 (13)	3,500	3,500
New York State Dormitory Authority Revenue (Fordham University) VRDO	0.410%	5/6/16 LOC	19,800	19,800
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	4.000%	7/1/20	5,000	5,523
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/21	2,265	2,657
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/22	4,000	4,773
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17 (ETM)	55	58
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17	6,185	6,533
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,455	2,474
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/16	1,260	1,270
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17	1,750	1,835
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/18	2,500	2,720
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/21	2,400	2,851
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	1,115	1,205
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	2,555	3,006
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/22	2,425	2,905
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/17	1,000	1,033
New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20	1,740	1,866
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	9,600	9,938
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	16,840	17,433
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18	27,490	29,604
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18 (ETM)	4,050	4,364
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18	7,465	8,039
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18	18,010	19,457
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/18	2,400	2,633
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	22,675	25,174
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	10,000	11,154
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19 (ETM)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	4,145	4,623
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	15	17
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/19	11,665	13,223
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	4,000	4,603
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/20	9,550	11,157
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	12,620	14,973
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	33,395	39,623
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/21	7,710	9,211
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/22	4,980	5,571

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.440%	5/6/16	500	500
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,094
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	7,030	7,457
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,449
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	2,000	2,122
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,750
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	1,500	1,650
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,500
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,155	2,359
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	1,350	1,485
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	6,820
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	5,905	6,667
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,134
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	3,200	3,631
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,971
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (4)	1,125	1,313
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,702
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/16	8,500	8,565
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/17	10,510	11,035
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/18	5,000	5,433
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/19	3,500	3,934
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/17 (ETM)	385	405
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/17	1,795	1,851
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19 (Prere.)	230	260
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/21	1,060	1,115
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	80,000	95,045
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	2,500	3,044
New York State Energy Research & Development Authority Pollution Control Revenue
(Rochester Gas & Electric Corp. Project) PUT	4.750%	7/1/16 (14)	2,250	2,264
2 New York State Environmental Facilities Corp. Revenue (Personal Income Tax) TOB VRDO	0.440%	5/6/16	3,185	3,185
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/18	10,000	10,925
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/18	4,900	5,353
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/19	3,700	4,183
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/20	3,000	3,492
New York State GO	5.000%	3/1/19	12,715	14,234
New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	4,150	4,163
New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	3,900	3,916
New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	1,250	1,255
New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	2,500	2,513
New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	4,750	4,774
New York State Housing Finance Agency Housing Revenue (East 92nd Street) VRDO	0.400%	5/6/16 LOC	13,500	13,500
2 New York State Liberty Development Corp. Liberty Revenue
(Bank of America Tower at One Bryant Park Project) TOB VRDO	0.470%	5/6/16	10,000	10,000
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/18	6,325	6,856
New York State Mortgage Agency Homeowner Mortgage Revenue	2.625%	4/1/41	630	645
New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	4,101
New York State Thruway Authority Revenue	5.000%	5/1/19	83,125	93,130
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,714
New York State Thruway Authority Revenue	5.000%	1/1/21	2,450	2,879
New York State Thruway Authority Revenue	5.000%	1/1/22	1,500	1,806
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	18,886
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	3,790
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18	8,440	9,118
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18	625	675
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/19	500	559
New York State Urban Development Corp. Revenue	5.250%	1/1/17	10,095	10,410
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	20,566
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	21,607
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	8,982
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	11,705
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	9,836
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	27,032
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	29,544
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	12,606
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	50,035	59,366
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	25,000	30,356
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	45,795	55,607

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	0.490%	5/6/16	10,115	10,115
	Niagara NY Frontier Transportation Authority Airport Revenue (Buffalo Niagara International Airport)	5.000%	4/1/17	1,000	1,039
	Niagara NY Frontier Transportation Authority Airport Revenue (Buffalo Niagara International Airport)	4.000%	4/1/18	500	529
	Niagara NY Frontier Transportation Authority Airport Revenue (Buffalo Niagara International Airport)	5.000%	4/1/19	500	557
[1,2]	Nuveen New York AMT-Free Municipal Income Fund iMTP	1.030%	10/1/17	17,500	17,501
2	Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.500%	5/6/16 LOC	24,000	24,000
	Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19 (ETM)	500	550
	Oyster Bay NY BAN	2.750%	2/3/17	15,000	15,097
	Oyster Bay NY GO	4.000%	1/15/17 (15)	1,500	1,534
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,219
	Oyster Bay NY GO	4.000%	8/15/17 (15)	2,500	2,599
	Oyster Bay NY GO	4.000%	1/15/18 (15)	3,000	3,153
	Oyster Bay NY GO	3.250%	8/1/18	8,560	8,782
	Oyster Bay NY GO	4.000%	8/15/18 (15)	2,000	2,133
	Oyster Bay NY GO	5.000%	1/15/19 (15)	5,140	5,673
	Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,514
	Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,525
	Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	5,018
2	Port Authority of New York & New Jersey Revenue TOB VRDO	0.440%	5/6/16	7,770	7,770
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,150	2,253
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,342
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	10,292
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	958
	Suffolk County NY GO	5.000%	2/1/18 (4)	7,805	8,380
	Suffolk County NY GO	5.000%	2/1/19 (4)	3,915	4,336
	Suffolk County NY GO	5.000%	2/1/20 (4)	4,000	4,565
	Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	5,334
	Suffolk County NY GO	5.000%	5/15/22 (4)	10,310	12,371
	Suffolk County NY GO	5.000%	5/15/23 (4)	10,845	13,241
	Suffolk County NY TAN	2.000%	7/27/16	75,000	75,252
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/17	6,500	6,807
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/17	1,225	1,283
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	29,615	29,740
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	25,500	25,608
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	10,100	10,556
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	5,000	5,225
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/17	3,815	4,075
1	Triborough Bridge & Tunnel Authority New York Revenue	0.760%	1/1/18 (4)	5,000	4,988
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/18	13,435	14,417
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18	7,000	7,762
1	Triborough Bridge & Tunnel Authority New York Revenue	0.850%	1/1/19 (4)	1,700	1,693
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/20	500	589
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/21	1,000	1,207
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/22	850	1,048
1	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.811%	1/3/17	7,500	7,499
1	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.691%	2/1/19	11,350	11,259
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/21	645	759
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/22	1,000	1,198
	Utility Debt Securitization Authority New York Revenue	5.000%	6/15/18	875	880
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/18	500	515
2	Utility Debt Securitization Authority New York Revenue TOB VRDO	0.440%	5/6/16	13,000	13,000
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/16	8,170	8,349
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/17	8,600	9,117
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21	4,700	5,554
	Yonkers NY GO	4.000%	10/1/17	505	527
	Yonkers NY GO	3.000%	7/1/18	500	522
	Yonkers NY GO	3.000%	8/15/18	1,000	1,046
	Yonkers NY GO	4.000%	3/15/19 (4)	1,700	1,846
	Yonkers NY GO	3.000%	8/15/19	885	934
	Yonkers NY GO	3.000%	8/15/20	1,115	1,175
					3,157,703
North Carolina (1.4%)
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/21	6,070	7,203
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/22	4,070	4,939
	Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,288
	Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,208
	Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	2,913
	Fayetteville NC Public Works Commission Revenue	5.000%	3/1/17	5,000	5,186
	Guilford County NC GO	5.000%	8/1/16	5,000	5,058
	Guilford County NC GO	5.000%	8/1/17	5,000	5,276

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Guilford County NC GO	5.000%	3/1/18	3,340	3,605
Mecklenburg County NC COP	5.000%	10/1/21	4,000	4,776
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/19	1,000	1,130
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21	3,200	3,767
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue
(Republic Services, Inc. Project) PUT	0.500%	6/1/16	25,000	25,000
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	10,024
North Carolina Capital Improvement Revenue	5.000%	5/1/18	17,975	19,514
2 North Carolina Capital Improvement Revenue TOB VRDO	0.440%	5/6/16	4,000	4,000
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17 (ETM)	2,650	2,729
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17 (ETM)	7,175	7,388
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/18 (ETM)	1,250	1,339
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	1,025	1,137
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	3,515	3,901
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20 (ETM)	2,500	2,866
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20 (ETM)	13,050	14,958
North Carolina GAN	5.000%	3/1/22	2,250	2,699
North Carolina GAN PUT	4.000%	3/1/18	21,000	21,875
North Carolina GO	5.000%	3/1/18	16,770	18,048
North Carolina GO	5.000%	6/1/19	2,000	2,257
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/19	3,350	3,752
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/20	7,885	9,021
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group) VRDO	0.500%	5/6/16	17,650	17,650
2 North Carolina Medical Care Commission Health Care Facilities Revenue
(Vidant Health) TOB VRDO	0.560%	5/6/16 LOC	15,375	15,375
1 North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest Baptist Obligated Group) PUT	1.150%	12/1/17	2,210	2,202
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,118
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,291
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/16	1,705	1,712
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/17	6,500	6,798
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/19	3,910	4,372
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/19	1,450	1,571
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/20	500	549
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/18 (ETM)	5,185	5,547
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/18	14,815	15,859
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (ETM)	4,475	4,957
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19	12,025	13,324
Raleigh NC GO	5.000%	12/1/16	2,605	2,674
Raleigh NC GO	5.000%	12/1/16	2,470	2,535
Raleigh NC GO	5.000%	4/1/20	4,700	5,445
Wake County NC GO	5.000%	2/1/20	4,500	5,186
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	3,784
				313,806
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (ETM)	650	770
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,200	1,430
North Dakota Housing Finance Agency Revenue	4.000%	1/1/38	5,875	6,325
				8,525
Ohio (4.2%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/18	1,000	1,098
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/25	3,450	4,036
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/20	1,220	1,428
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/16	11,830	12,000
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.300%	5/2/16 LOC	2,300	2,300
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	2,570	2,776
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20	7,000	7,998
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21	16,265	19,049
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	12,000	14,353
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	21,220	24,049
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	160	172
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	12,385	14,017
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,589

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,666
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/20	2,145	2,451
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/17	6,000	6,202
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	3,000	3,648
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	17,625	19,648
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/20	16,310	18,768
2 American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) TOB VRDO	0.560%	5/6/16 (12)	9,315	9,315
Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/22	3,415	4,002
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,689
Cleveland OH Airport System Revenue	5.000%	1/1/21 (4)	455	528
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	450	532
3 Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	1,635	1,877
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,000	1,200
Cleveland OH GO	5.000%	12/1/20	1,800	2,097
Cleveland OH GO	5.000%	12/1/21	2,880	3,426
Cleveland OH GO	5.000%	12/1/22	3,595	4,348
Cleveland OH Income Tax Revenue	5.000%	5/15/17 (ETM)	465	486
Cleveland OH Income Tax Revenue	5.000%	5/15/17	725	756
Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,500	1,794
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	1,907
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,440
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,716
Cleveland OH Water Revenue	5.000%	1/1/21	1,000	1,179
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,069
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/19	2,000	2,244
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,789
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/18	960	1,045
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/19	1,390	1,562
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/22	1,475	1,761
Columbus OH GO	5.000%	9/1/16	5,000	5,077
Columbus OH GO	5.000%	6/1/17	7,510	7,871
Columbus OH GO	5.000%	7/1/17	7,245	7,619
Columbus OH GO	5.000%	7/1/17	5,740	6,037
Columbus OH GO	5.000%	6/1/18	8,000	8,715
Columbus OH GO	5.000%	7/1/18	7,280	7,955
Columbus OH GO	5.000%	7/1/18	4,500	4,917
Columbus OH GO	5.000%	2/15/19	1,910	2,133
Columbus OH GO	5.000%	6/1/19	3,000	3,385
Columbus OH GO	5.000%	7/1/19	6,690	7,568
Columbus OH GO	5.000%	2/15/20	1,905	2,196
Columbus OH GO	5.000%	7/1/22	1,000	1,227
Columbus OH GO	5.000%	7/1/23	1,815	2,273
2 Columbus OH GO TOB VRDO	0.450%	5/6/16	4,360	4,360
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/19	5,340	6,046
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/20	5,575	6,433
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21	4,075	4,802
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/19	7,000	7,958
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/21	1,045	1,241
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/22	1,000	1,208
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/24	500	615
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,418
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,207
Dayton OH City School District GO	5.000%	11/1/19	3,500	3,978
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,840
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/21	1,045	1,171
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	7,874
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/19	1,185	1,350
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/21	1,355	1,628
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,944
Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/20	1,475	1,686
Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	5,566
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	4.000%	5/15/17	785	812
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/18	750	813
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/19	1,000	1,121
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/20	1,000	1,156
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/21	1,000	1,188
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/22	500	605
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/18	525	551

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/19	750	824
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/20	800	900
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/22	500	583
2 Hamilton County OH Hospital Facilities Revenue (UC Health) TOB VRDO	0.530%	5/6/16 LOC	11,395	11,395
Hamilton County OH Sewer System Revenue	5.000%	12/1/20	3,605	4,239
Hamilton County OH Sewer System Revenue	5.000%	12/1/21	2,085	2,513
Hamilton OH City School District GO	5.000%	12/1/21	3,475	4,158
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,040	1,112
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/20	14,225	16,222
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/21	2,260	2,645
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/23	1,725	2,097
Kent State University Ohio Revenue	5.000%	5/1/17	500	522
Kent State University Ohio Revenue	5.000%	5/1/20	2,030	2,344
Kent State University Ohio Revenue	5.000%	5/1/20	1,650	1,904
Kent State University Ohio Revenue	5.000%	5/1/21	1,685	1,994
Kent State University Ohio Revenue	4.000%	5/1/22	3,000	3,445
Kent State University Ohio Revenue	4.000%	5/1/23	3,000	3,486
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/20	1,230	1,403
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/21	750	870
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/22	1,000	1,178
2 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.430%	5/6/16	10,500	10,500
2 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.460%	5/6/16 (4)	7,715	7,715
2 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.610%	5/6/16	3,990	3,990
Montgomery County OH Revenue (Miami Valley Hospital)	5.750%	11/15/21	3,750	4,487
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.100%	3/1/19	5,500	5,620
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/18	1,750	1,924
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	10/1/16 (14)	14,830	15,126
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	1,650	1,681
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	2,540	2,588
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	1,285	1,309
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17	2,670	2,833
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17	1,040	1,103
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/20	1,265	1,479
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/19	1,395	1,559
3 Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/20	500	561
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	1,000	1,193
3 Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	465	555
3 Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	1,000	1,193
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	550	670
3 Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	875	1,064
3 Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	1,000	1,216
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/23	750	915
Ohio Common Schools GO	5.000%	9/15/19	3,910	4,449
Ohio Common Schools GO	5.000%	9/15/21	5,920	7,104
Ohio Common Schools GO	5.000%	9/15/23	11,315	14,127
Ohio GO	5.000%	9/15/16	10,000	10,172
Ohio GO	5.000%	9/15/17	19,680	20,855
Ohio GO	5.000%	5/1/18	10,960	11,901
Ohio GO	5.000%	9/15/18	5,000	5,503
Ohio GO	5.000%	9/15/18	10,000	11,005
Ohio GO	5.000%	5/1/19	6,680	7,509
Ohio GO	5.000%	5/1/19	5,000	5,620
Ohio GO	5.000%	9/15/19	5,000	5,689
Ohio GO	5.000%	5/1/20	7,000	8,105
Ohio GO	5.000%	9/15/20	26,315	30,799
Ohio GO	5.000%	5/1/21	2,645	3,148
Ohio GO VRDO	0.420%	5/6/16	300	300
2 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) TOB VRDO	0.440%	5/6/16	2,200	2,200
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	4,500	4,618
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/19	625	697
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/20	1,350	1,541
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/22	500	589
Ohio Highway Capital Improvements GO	5.000%	5/1/20	5,000	5,802
Ohio Highway Capital Improvements GO	5.000%	5/1/21	2,500	2,980
Ohio Highway Capital Improvements GO	5.000%	5/1/22	5,000	6,101
2 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.440%	5/6/16	4,995	4,995
2 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.440%	5/6/16	6,745	6,745
2 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.440%	5/6/16	2,850	2,850
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/19	1,595	1,755

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.720%	5/2/16	4,250	4,250
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.750%	5/2/16	5,250	5,250
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	0.720%	5/2/16	2,750	2,750
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,260
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,780
Ohio Infrastructure Improvement GO	5.000%	9/1/23	5,345	6,668
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	8,635	9,237
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	1,500	1,605
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/18	2,750	2,978
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/19	2,450	2,715
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19	2,500	2,860
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19	6,160	7,047
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20	2,750	3,231
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21	4,000	4,802
Ohio Public Facilities Commission GO	5.000%	2/1/21	1,390	1,647
Ohio Public Facilities Commission GO	5.000%	4/1/21	2,280	2,712
Ohio Public Facilities Commission GO	5.000%	2/1/22	1,460	1,771
Ohio State University General Receipts Revenue	5.000%	12/1/16 (ETM)	355	364
Ohio State University General Receipts Revenue	5.000%	12/1/16	3,160	3,246
Ohio State University General Receipts Revenue	5.000%	12/1/17 (ETM)	280	299
Ohio State University General Receipts Revenue	5.000%	12/1/17	4,720	5,041
Ohio State University General Receipts Revenue	5.000%	12/1/19	1,440	1,593
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/18 (14)	3,625	3,937
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	6/1/17	4,500	4,716
2 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.510%	5/6/16	17,695	17,695
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	3.000%	5/15/19	24,000	24,520
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,226
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/19	1,925	2,207
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/20	10,205	11,871
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/20	6,610	7,689
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20	7,500	8,853
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20	4,000	4,721
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/21	12,250	14,630
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/21	4,050	4,903
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,069
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,912
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,490	6,295
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/20	2,225	2,588
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/20	1,750	2,066
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	1,350	1,612
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/21	1,300	1,574
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/22	3,000	3,668
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,884
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/22	2,850	3,525
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/23	6,000	7,478
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,240
Penta Career Center Ohio COP	5.000%	4/1/19	2,470	2,732
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,242
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.375%	12/1/19	1,560	1,707
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.750%	12/1/22	4,750	5,292
3 Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/19	630	698
3 Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20	1,135	1,295
3 Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/21	650	761
3 Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/22	1,100	1,308
Southeastern Ohio Port Authority Hospital Facilities Revenue
(Marietta Area Health Care Inc. Obligated Group)	5.000%	12/1/22	735	806
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,378
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,532
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/18	1,585	1,724
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/16	3,430	3,444
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/17	1,855	1,938
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/19	2,805	3,126
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/19	1,750	1,953
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/20	2,550	2,922
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/21	2,495	2,921
				931,592
Oklahoma (0.1%)
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/17	760	796

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/18	1,325	1,437
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/19	2,250	2,512
Comanche County OK Hospital Authority Revenue	5.000%	7/1/19	3,145	3,351
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/21	1,000	1,187
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/18	1,000	1,092
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/18	1,000	1,097
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/19	2,000	2,264
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/20	1,310	1,524
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/21	2,000	2,386
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/22	1,325	1,611
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/21	1,440	1,696
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/22	2,000	2,392
				23,345
Oregon (0.5%)
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/19	410	442
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/20	500	548
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/21	350	389
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/22	350	413
Gilliam County OR Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	1.500%	10/1/18	3,000	3,030
Oregon Department of Administrative Services COP	5.000%	5/1/16	3,190	3,191
Oregon Department of Administrative Services Lottery Revenue	4.000%	4/1/17	2,000	2,063
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/21	7,000	8,319
2 Oregon Department of Administrative Services Lottery Revenue TOB VRDO	0.440%	5/6/16	5,000	5,000
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/16	2,600	2,601
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/17	3,090	3,223
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/18	3,500	3,789
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/16	2,000	2,046
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/19	1,000	1,139
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,275	1,491
1 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	1.290%	10/1/17	8,750	8,750
1 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	1.410%	9/15/18	10,000	10,000
Oregon GO	5.000%	8/1/18	3,215	3,525
Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44	4,280	4,573
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,522
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	8,447
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,289
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,348
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,222
2 Washington, Clackamas, & Yamhill County OR School District GO TOB VRDO	0.410%	5/6/16 LOC	10,000	10,000
				106,360
Pennsylvania (5.6%)
Allegheny County PA GO	4.000%	12/1/16	17,830	18,188
Allegheny County PA GO	5.000%	12/1/18	7,000	7,726
Allegheny County PA GO	5.000%	12/1/19	5,250	5,973
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/16	17,175	17,211
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17	23,040	24,062
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/17	1,000	1,061
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	10/15/18	1,000	1,100
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	1.133%	2/1/21	7,190	7,177
2 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.390%	5/2/16 LOC	31,200	31,200
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,500	2,587
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/18 (4)	3,000	3,256
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/18 (4)	3,685	4,070
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/20	2,500	2,912
Beaver County PA Hospital Authority Revenue (Heritage Valley Health System Inc.)	5.000%	5/15/18	1,010	1,093
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	17,250	17,404

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	8,250	8,302
2 Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)
TOB VRDO	0.430%	5/6/16 LOC	7,400	7,400
1 Bethlehem PA Area School District Authority Revenue PUT	0.734%	1/1/18	3,995	3,995
Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	689
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	547
Bethlehem PA Water Authority Revenue	5.000%	11/15/19 (15)	1,165	1,312
Bethlehem PA Water Authority Revenue	5.000%	11/15/20 (15)	1,000	1,152
Bucks County PA GO	5.000%	5/1/20	2,175	2,520
Bucks County PA GO	5.000%	5/1/21	3,060	3,641
Bucks County PA GO	5.000%	5/1/22	1,255	1,526
Bucks County PA GO	5.000%	5/1/23	1,000	1,239
Bucks County PA Industrial Development Authority Hospital Revenue (Grand View Hospital) VRDO	0.380%	5/6/16 LOC	1,870	1,870
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	6/1/21 (15)	4,500	5,303
Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/17	1,650	1,691
Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/18	300	312
Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/19	1,460	1,533
Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/20	525	576
Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/21	575	639
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/22	1,150	1,346
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/23	1,410	1,672
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/20	1,015	1,119
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/21	1,070	1,193
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/22	1,120	1,259
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/23	1,180	1,332
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/18	670	723
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/19	500	559
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,603
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,206
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/18	300	328
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	600	678
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	240	271
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/20	500	582
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/21	700	834
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/22	400	487
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	1,300	1,484
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/20	385	446
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/21	340	404
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/22	275	333
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/17	1,065	1,097
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/18	1,230	1,310
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/19	1,745	1,914
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	7,320	8,176
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/22	1,135	1,294
Emmaus PA General Authority Revenue VRDO	0.420%	5/6/16 LOC	10,100	10,100
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.280%	5/2/16	8,700	8,700
1 Hempfield PA School District GO PUT	0.841%	8/1/19	5,690	5,683
Lancaster County PA Hospital Authority Health System Revenue
(University of Pennsylvania Health System)	5.000%	8/15/22	2,750	3,350
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/18	1,625	1,799
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/20	2,850	3,326
1 Manheim Township PA School District GO PUT	0.695%	5/1/18	6,850	6,773
Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/17	750	770
Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/18	1,250	1,322
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/19	1,000	1,111
Montgomery County PA GO	5.000%	4/1/21	1,975	2,339
Montgomery County PA GO	5.000%	4/1/23	2,395	2,957
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/16	10,510	10,551
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/18	1,000	1,082
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19	3,300	3,682
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/20	6,410	7,345
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/17	1,395	1,442

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/18	1,460	1,557
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/19	1,535	1,681
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/20	1,515	1,690
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/21	1,550	1,761
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	4.000%	10/1/19	500	536
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/20	1,265	1,420
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/21	1,320	1,500
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/22	1,380	1,585
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/17	1,250	1,283
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/20	1,200	1,325
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/21	2,175	2,437
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/22	4,000	4,531
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	8,000	8,084
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	5,000	5,052
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	5.000%	7/1/20	1,675	1,745
1 North Penn PA Water Authority Revenue	0.701%	11/1/19	1,000	988
1 North Penn PA Water Authority Revenue PUT	0.791%	11/1/19	2,500	2,478
1 Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project) PUT	1.810%	8/15/20	8,125	8,134
3 Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/22	925	1,074
3 Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/23	985	1,163
Pennsbury PA School District GO	5.000%	1/15/21	1,250	1,457
Pennsbury PA School District GO	5.000%	1/15/22	1,000	1,187
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	3,900	3,980
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	10,000	11,427
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20	1,650	1,828
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21	2,250	2,643
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22	2,775	3,334
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.700%	7/1/16	5,000	5,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.500%	5/1/18	3,000	3,015
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/18	27,000	29,504
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/21	19,775	21,155
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/23	1,520	1,526
Pennsylvania GO	5.000%	7/1/16	5,355	5,397
Pennsylvania GO	5.000%	11/1/16	4,700	4,807
Pennsylvania GO	5.000%	6/1/17	3,060	3,200
Pennsylvania GO	5.000%	7/1/17	4,155	4,359
Pennsylvania GO	5.000%	7/15/17	15,005	15,766
Pennsylvania GO	5.000%	10/15/17	8,500	9,015
Pennsylvania GO	5.000%	10/15/18	10,000	10,985
Pennsylvania GO	5.000%	4/1/19	30,390	33,859
Pennsylvania GO	5.000%	5/1/19	5,000	5,585
Pennsylvania GO	5.000%	6/1/19	15,000	16,800
Pennsylvania GO	5.000%	7/1/19	10,000	11,229
Pennsylvania GO	5.000%	7/1/19	9,900	11,117
Pennsylvania GO	5.000%	3/15/20	5,380	6,130
Pennsylvania GO	5.000%	4/1/20	7,450	8,499
Pennsylvania GO	5.000%	6/15/20	21,120	24,227
Pennsylvania GO	5.000%	7/1/20	20,925	24,031
Pennsylvania GO	5.000%	10/15/20	22,345	25,855
Pennsylvania GO	5.000%	8/1/22	7,500	8,931
Pennsylvania GO	5.000%	6/1/23	3,000	3,575
Pennsylvania GO	4.000%	7/1/23	13,000	14,669
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/17	2,205	2,348
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/18	3,490	3,838
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/19	2,490	2,818

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue
(AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,136
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	4,880
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/19	5,480	6,163
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,066
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	2,025
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/17	1,060	1,124
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/18	700	767
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/20	2,745	3,219
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/20	4,605	5,401
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/21	2,120	2,550
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/21	3,000	3,608
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/22	5,000	6,137
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/19	5,655	6,389
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	5/15/20	8,000	9,220
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/20	1,925	2,233
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/21	3,000	3,570
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/16	3,735	3,743
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17	9,740	10,170
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/16	3,000	3,018
Pennsylvania State University Revenue	5.000%	3/1/20	1,500	1,676
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/19	1,020	1,158
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	6,707
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,191
1 Pennsylvania Turnpike Commission Revenue	0.960%	12/1/16	8,000	7,999
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	3,746
1 Pennsylvania Turnpike Commission Revenue	1.010%	12/1/18	8,750	8,700
1 Pennsylvania Turnpike Commission Revenue	1.090%	12/1/18	10,000	9,958
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,268
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,574
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	5,000	5,635
1 Pennsylvania Turnpike Commission Revenue	1.110%	12/1/19	15,000	14,890
1 Pennsylvania Turnpike Commission Revenue	1.560%	12/1/19	20,000	20,153
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,151
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,333
1 Pennsylvania Turnpike Commission Revenue	1.290%	12/1/20	25,000	24,871
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	2,100
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	29,675	34,835
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,000	1,186
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/22	34,945	41,687
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	7,905	9,566
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	28,505	34,496
1 Pennsylvania Turnpike Commission Revenue PUT	1.210%	12/1/18	6,575	6,566
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/22	4,470	5,258
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/23	5,415	6,444
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/17	700	727
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/18	750	808
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,740
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,000	1,113
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,837
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/20	750	860
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/20	3,500	4,013
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21	1,060	1,246
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21	3,605	4,239
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22	750	899
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22	5,680	6,811
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23	650	791
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23	5,705	6,941
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	2,780	3,055

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA GO	5.000%	7/15/16	1,120	1,130
Philadelphia PA GO	5.000%	8/1/16 (Prere.)	7,735	7,823
Philadelphia PA GO	5.000%	7/15/17	1,000	1,050
Philadelphia PA GO	5.000%	8/1/17	3,000	3,156
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	5,922
Philadelphia PA GO	5.000%	7/15/18	2,000	2,177
Philadelphia PA GO	4.000%	8/1/18	2,000	2,135
Philadelphia PA GO	5.000%	7/15/19	1,410	1,579
Philadelphia PA GO	5.000%	8/1/19	5,150	5,775
Philadelphia PA GO	5.000%	8/1/20	3,625	4,154
Philadelphia PA GO	5.000%	8/1/21	3,500	4,087
Philadelphia PA GO	5.000%	8/1/22	4,500	5,347
Philadelphia PA GO	5.000%	8/1/24 (12)	2,000	2,244
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.290%	5/2/16	3,980	3,980
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/16	1,995	2,007
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/17	2,325	2,413
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,749
Philadelphia PA School District GO	5.000%	9/1/18	2,780	2,983
Philadelphia PA School District GO	5.000%	9/1/19	6,115	6,734
Philadelphia PA School District GO	5.000%	9/1/20	6,000	6,670
Philadelphia PA School District GO	5.000%	9/1/21	8,000	8,981
Philadelphia PA School District GO	5.125%	9/1/23 (13)	3,325	3,631
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	20,117
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,812
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/19	1,000	1,126
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	8,179
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	2,000	2,317
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,250	1,484
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,187
Pittsburgh PA GO	5.000%	9/1/18	11,000	12,037
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/19 (4)	2,500	2,831
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20 (4)	3,385	3,942
Reading PA School District GO	5.000%	4/1/19	6,230	6,779
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/19 (15)	1,725	1,946
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/20 (15)	1,035	1,199
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/21 (15)	2,670	3,164
State Public School Building Authority Pennsylvania College Revenue
(Montgomery County Community College)	5.000%	5/1/20	2,995	3,406
State Public School Building Authority Pennsylvania College Revenue
(Montgomery County Community College)	5.000%	5/1/21	1,000	1,163
State Public School Building Authority Pennsylvania College Revenue
(Montgomery County Community College)	5.000%	5/1/22	1,000	1,179
1 University Area Joint Authority Pennsylvania Sewer Revenue PUT	0.810%	11/1/17	2,900	2,895
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.500%	9/15/20	1,030	1,170
West Chester University Pennsylvania Student Housing Revenue BAN	0.650%	2/1/17	3,350	3,346
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/16	2,010	2,023
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	2,465	2,816
York County PA GO	4.000%	12/1/16	5,000	5,103
1 York County PA GO PUT	0.595%	6/1/17	7,085	7,068
				1,246,032
Rhode Island (0.3%)
2 Narragansett RI Commission Wastewater System Revenue TOB VRDO	0.460%	5/6/16 LOC	1,150	1,150
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (ETM)	2,000	2,048
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/19	700	770
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/20	1,165	1,306
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/21	1,355	1,547
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/18	1,325	1,406
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/19	1,650	1,782
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/20	1,455	1,591

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/21	1,650	1,821
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19	1,255	1,381
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	3,097
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/21 (4)	10,470	11,654
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,286
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/22 (4)	11,705	13,163
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/19	10,580	11,772
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/20	3,500	3,958
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/21	2,755	3,179
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/22	2,540	2,955
				66,866
South Carolina (0.9%)
Berkeley County SC School District Revenue	5.000%	12/1/17	600	638
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,099
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,154
Charleston County SC GO	5.000%	11/1/17	1,045	1,114
Charleston County SC GO	5.000%	11/1/17	6,485	6,912
Charleston County SC GO	5.000%	11/1/18	7,085	7,838
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/19	2,000	2,285
1 Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT	0.976%	1/1/18	8,700	8,711
Greenville County SC School District GO	5.500%	12/1/16	13,450	13,839
2 Greenwood SC Metropolitan Sewer System Revenue TOB VRDO	0.460%	5/6/16 (4)	5,625	5,625
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/20	600	692
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/21	1,000	1,175
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/22	1,000	1,193
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/17	2,660	2,826
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,480
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	571
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,169
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/22	1,290	1,555
Oconee County SC Pollution Control Facilities Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,100	15,413
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	7,432
Richland County SC School District No. 2 GO	5.000%	2/1/22	19,280	23,357
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/19	1,250	1,422
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/20	3,250	3,794
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/21	2,635	3,146
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/22	3,785	4,600
South Carolina Educational Facilities Authority Revenue (Furman University) VRDO	0.280%	5/2/16	9,200	9,200
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/17	2,320	2,391
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	314
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	540
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19	1,000	1,112
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	2,700	3,076
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21	1,000	1,163
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22	1,500	1,654
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	4.500%	11/1/17	1,000	1,055
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/18	1,500	1,648
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/19	1,000	1,133
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/20	1,750	2,034
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,608
South Carolina Public Service Authority Revenue	5.000%	1/1/17 (ETM)	2,000	2,059
South Carolina Public Service Authority Revenue	5.000%	12/1/17	6,035	6,439
South Carolina Public Service Authority Revenue	5.000%	12/1/21	290	347
South Carolina Public Service Authority Revenue	5.000%	12/1/21	2,500	2,993
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,095	1,335
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,500	1,829
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/16	17,940	18,279
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/19	25,805	29,320
				208,569

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	6/1/20	500	578
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/20	635	712
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/20	645	749
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/21	500	563
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/21	550	652
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22	535	646
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22	375	452
				4,352
Tennessee (1.4%)
Chattanooga TN Electric System Revenue	5.000%	9/1/20	3,820	4,464
Chattanooga TN Electric System Revenue	5.000%	9/1/21	2,500	2,996
Chattanooga TN Electric System Revenue	5.000%	9/1/22	2,000	2,450
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/22	1,715	2,053
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,839
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	45,253
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	13,344
Memphis TN GO	5.000%	10/1/17	2,500	2,654
Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/22	5,280	6,221
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/17 (13)	6,345	6,669
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/17	10,000	10,515
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	25,130	28,421
1 Metropolitan Government of Nashville & Davidson County TN Health
& Educational Facilities Board Revenue (Vanderbilt University) PUT	1.010%	10/1/17	9,700	9,685
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,456
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	6,849
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,162
Murfreesboro TN GO	5.000%	6/1/20	3,950	4,588
Shelby County TN GO	5.000%	3/1/19	10,275	11,491
Shelby County TN GO	5.000%	4/1/23	1,000	1,239
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/16	6,925	7,028
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.320%	5/2/16 (4)	8,600	8,600
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/16	2,500	2,519
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	9,500	9,632
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/18	8,590	9,171
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	12,825	14,112
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	2,735	3,098
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	19,005	21,892
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/21	8,510	9,864
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	13,125	15,442
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	1,540	1,804
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,280	1,516
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	2,275	2,699
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	2,780	3,331
Tennessee GO	5.000%	5/1/16	3,200	3,201
Tennessee GO	5.000%	8/1/18	5,185	5,686
Tennessee GO	5.000%	8/1/18	16,000	17,545
Tennessee GO	5.000%	10/1/18	3,730	4,115
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	3,060	3,293
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/45	4,480	4,822
				317,719
Texas (10.2%)
Alvin TX Independent School District GO	5.000%	2/15/22	1,780	2,151
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/20	1,000	1,152
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/21	1,000	1,177
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/22	1,000	1,196
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	554
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	572
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,177
Austin TX GO	4.250%	9/1/16	2,480	2,512
Austin TX GO	5.000%	9/1/17	3,250	3,441
Austin TX GO	5.000%	9/1/22	11,720	14,398
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	1,000	1,141
Austin TX Water & Wastewater System Revenue	5.000%	11/15/20	2,420	2,837
Bexar County TX GO	5.000%	6/15/21	5,155	6,137
Bexar County TX GO	5.000%	6/15/21	2,930	3,488

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brownsville TX Utility System Revenue	5.000%	9/1/20	1,250	1,444
Brownsville TX Utility System Revenue	5.000%	9/1/21	1,000	1,180
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/17	570	589
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	250	267
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/18	1,450	1,565
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	530	582
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	610	687
Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21	5,500	6,204
Conroe TX Independent School District GO	5.000%	2/15/21	3,380	3,990
Conroe TX Independent School District GO	5.000%	2/15/22	3,125	3,776
Conroe TX Independent School District GO	5.000%	2/15/23	4,240	5,220
Corpus Christi TX GO	5.000%	3/1/22	4,000	4,808
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/22	9,835	11,883
Dallas TX GO	5.000%	2/15/17 (ETM)	25	26
Dallas TX GO	5.000%	2/15/17	8,855	9,168
Dallas TX GO	5.000%	2/15/21	3,240	3,827
Dallas TX GO	5.000%	2/15/21	7,500	8,858
Dallas TX GO	5.000%	2/15/22	4,290	5,183
Dallas TX GO	5.000%	2/15/23	3,500	4,313
Dallas TX Independent School District GO	5.000%	8/15/23	7,265	9,103
Dallas TX Independent School District GO PUT	1.500%	8/15/18	5,000	5,061
Dallas TX Independent School District GO PUT	5.000%	2/15/22	20,000	23,866
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	3,105	3,297
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/16	4,000	4,090
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/17	1,200	1,275
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/18	500	550
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	2,500	2,837
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	1,000	1,135
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	2,500	2,837
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	2,500	2,913
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	1,000	1,165
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21	4,000	4,766
Denton County TX GO	5.000%	7/15/22	2,000	2,431
Denton County TX GO	5.000%	7/15/23	2,090	2,581
Denton TX GO	5.000%	2/15/22	2,000	2,291
3 Denton TX Independent School District GO	0.000%	8/15/20	1,195	1,124
3 Denton TX Independent School District GO	0.000%	8/15/22	5,000	4,509
Denton TX Independent School District GO PUT	2.000%	8/1/18	3,125	3,193
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19	9,000	9,259
El Paso TX GO	5.000%	8/15/21	5,615	6,663
El Paso TX GO	5.000%	8/15/21	1,935	2,296
El Paso TX GO	5.000%	8/15/22	2,795	3,387
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,078
El Paso TX Water & Sewer Revenue	4.000%	3/1/20	1,000	1,112
El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,977
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,000	1,182
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,000	1,210
Fort Bend County TX GO	5.000%	3/1/20	5,530	6,328
Fort Bend County TX Toll Road Revenue	5.000%	3/1/22	200	241
Fort Bend County TX Toll Road Revenue	5.000%	3/1/23	200	245
Fort Worth TX GO	5.000%	3/1/18	4,375	4,717
Fort Worth TX GO	5.000%	3/1/19	3,500	3,906
Fort Worth TX GO	5.000%	3/1/20	10,075	11,594
Fort Worth TX GO	5.000%	3/1/21	10,060	11,895
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,413
Frisco TX GO	5.000%	2/15/17	3,000	3,105
Frisco TX GO	5.000%	2/15/18	3,325	3,579
Frisco TX GO	5.000%	2/15/20	4,110	4,723
Frisco TX GO	5.000%	2/15/21	4,295	5,068
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,480
Grand Parkway Transportation Corp. Texas System Toll Revenue BAN	3.000%	12/15/16	194,500	197,198
Grand Prairie TX Independent School District GO	5.000%	2/15/21	1,500	1,771
Grand Prairie TX Independent School District GO	5.000%	2/15/22	1,000	1,208
Grand Prairie TX Independent School District GO	5.000%	2/15/23	675	831
Gulf Coast TX Industrial Development Authority Revenue (ExxonMobil Project) VRDO	0.270%	5/2/16	2,200	2,200
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Children’s Hospital Project) TOB VRDO	0.470%	5/6/16	8,200	8,200
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.910%	6/1/17	3,865	3,853
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	1.010%	6/1/18	1,750	1,738

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	1.110%	6/1/19	2,250	2,237
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	1.160%	6/1/20	2,000	1,981
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) PUT	0.990%	12/1/19	9,000	8,909
3 Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/20	2,500	2,908
3 Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/21	1,600	1,904
3 Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/22	1,800	2,180
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.280%	5/2/16	13,300	13,300
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.280%	5/2/16	18,030	18,030
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/19	2,350	2,667
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/21	4,000	4,778
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/22	2,500	3,047
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/16	720	722
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/18	425	454
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/19	1,410	1,540
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16	1,000	1,024
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,218
Harris County TX GO	5.000%	10/1/16	4,500	4,586
Harris County TX GO	5.000%	10/1/17	6,775	7,192
Harris County TX GO	5.000%	10/1/18	4,805	5,295
Harris County TX GO	5.000%	10/1/18	2,675	2,948
Harris County TX GO	5.000%	10/1/22	1,100	1,351
Harris County TX GO	5.000%	10/1/22	10,025	12,312
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/18	1,000	1,104
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/19	400	456
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.280%	5/2/16	10,585	10,585
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.280%	5/2/16	1,590	1,590
2 Harris County TX Health Facilities Development Corp. Thermal Utility Revenue TOB VRDO	0.450%	5/6/16 (4)	5,060	5,060
Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/19	2,000	2,278
Harris County TX Sports Authority Revenue	5.000%	11/15/20	3,300	3,849
Harris County TX Sports Authority Revenue	5.000%	11/15/20	575	660
Harris County TX Sports Authority Revenue	5.000%	11/15/21	8,115	9,644
Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,066
1 Harris County TX Toll Road Revenue	1.190%	8/15/18	4,000	4,004
1 Harris County TX Toll Road Revenue PUT	1.110%	8/15/18	34,250	34,226
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,008
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,008
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,573
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,867
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,375
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	3,960	4,158
2 Houston TX Airport System Revenue TOB VRDO	0.440%	5/6/16	1,360	1,360
Houston TX Community College System GO	5.000%	2/15/18	2,500	2,691
Houston TX Community College System GO	5.000%	2/15/19	2,860	3,185
Houston TX Community College System GO	5.000%	2/15/19	870	969
Houston TX GO	5.000%	3/1/17	1,000	1,037
Houston TX GO	5.000%	3/1/18	1,000	1,077
Houston TX GO	5.000%	3/1/19	10,000	11,130
Houston TX GO	5.000%	3/1/19	12,195	13,573
Houston TX GO	5.000%	3/1/19	1,135	1,263
Houston TX GO	5.000%	3/1/22	20,000	23,869
Houston TX GO	5.000%	3/1/23	9,105	11,051
Houston TX GO	5.000%	3/1/24	5,000	5,564
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) PUT	0.940%	5/16/16 (Prere.)	10,000	10,000
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/19	700	789
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/21	1,500	1,768
Houston TX Independent School District GO	5.000%	2/15/17	2,375	2,458
Houston TX Independent School District GO	5.000%	2/15/18	1,755	1,890
Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,223
Houston TX Utility System Revenue	5.000%	11/15/16	1,855	1,901
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	14,394

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	14,557
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,763
Houston TX Utility System Revenue	5.000%	11/15/19	3,000	3,422
Houston TX Utility System Revenue	5.000%	5/15/20	6,000	6,937
Houston TX Utility System Revenue	5.000%	11/15/20	3,500	4,104
Houston TX Utility System Revenue	5.000%	11/15/20	5,000	5,872
Houston TX Utility System Revenue	5.000%	5/15/21	5,000	5,925
Houston TX Utility System Revenue	5.000%	11/15/21	5,000	6,001
Houston TX Utility System Revenue	5.000%	11/15/21	5,460	6,572
Houston TX Utility System Revenue	5.000%	11/15/22	3,205	3,927
Houston TX Utility System Revenue	5.000%	11/15/22	7,115	8,727
Houston TX Utility System Revenue	5.000%	11/15/23	7,400	9,225
1 Houston TX Utility System Revenue PUT	1.010%	8/1/16	41,000	40,998
1 Houston TX Utility System Revenue PUT	1.160%	6/1/17	18,000	17,989
1 Houston TX Utility System Revenue PUT	1.310%	5/1/20	19,500	19,419
Irving TX Independent School District GO	5.000%	2/15/22	3,750	4,531
Irving TX Independent School District GO	5.000%	2/15/23	2,000	2,462
Katy TX Independent School District GO	5.000%	2/15/21	2,185	2,582
Katy TX Independent School District GO	5.000%	2/15/22	2,295	2,783
Katy TX Independent School District GO	5.000%	2/15/23	1,510	1,870
1 Katy TX Independent School District GO PUT	0.840%	8/15/19	14,470	14,451
3 Keller TX Independent School District GO	5.000%	8/15/20	2,650	3,084
3 Keller TX Independent School District GO	5.000%	8/15/22	3,000	3,650
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	5.000%	8/15/21	800	919
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	5.000%	8/15/22	1,000	1,160
Klein TX Independent School District GO	5.000%	8/1/20	2,500	2,912
Klein TX Independent School District GO	5.000%	8/1/21	8,550	10,221
Klein TX Independent School District GO	5.000%	8/1/22	5,000	6,105
Lamar TX Consolidated Independent School District GO	5.000%	2/15/19	2,705	3,016
Lamar TX Consolidated Independent School District GO	5.000%	2/15/20	3,005	3,454
Lamar TX Consolidated Independent School District GO	5.000%	2/15/21	2,320	2,739
Lamar TX Consolidated Independent School District GO	5.000%	2/15/22	2,500	3,020
Leander TX Independent School District GO	0.000%	8/16/20	2,675	2,540
Leander TX Independent School District GO	0.000%	8/16/21	5,395	5,007
Leander TX Independent School District GO	0.000%	8/16/22	9,615	8,746
Leander TX Independent School District GO	0.000%	8/16/23	8,500	7,502
3 Lewisville TX Independent School District GO	4.000%	8/15/20	1,000	1,121
3 Lewisville TX Independent School District GO	5.000%	8/15/20	18,000	20,954
3 Lewisville TX Independent School District GO	4.000%	8/15/21	2,240	2,556
3 Lewisville TX Independent School District GO	5.000%	8/15/21	12,700	15,177
3 Lewisville TX Independent School District GO	5.000%	8/15/22	7,500	9,154
3 Lewisville TX Independent School District GO	5.000%	8/15/22	2,605	3,165
Lone Star College System Texas GO	5.000%	2/15/22	6,000	7,248
2 Lone Star College System Texas GO TOB VRDO	0.440%	5/6/16	2,900	2,900
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16 (ETM)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,295	1,298
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,785
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	850	1,018
Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	1,200	1,462
Lubbock TX GO	5.000%	2/15/21	850	998
Lubbock TX GO	5.000%	2/15/21	1,755	2,061
Lubbock TX GO	5.000%	2/15/22	1,590	1,921
Lubbock TX GO	5.000%	2/15/22	645	779
Lubbock TX GO	5.000%	2/15/23	1,780	2,188
Lubbock TX GO	5.000%	2/15/23	720	885
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/16	2,740	2,761
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/17	4,210	4,416
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	1,920
Magnolia TX Independent School District GO	5.000%	8/15/21	1,505	1,801
Magnolia TX Independent School District GO	5.000%	8/15/22	1,580	1,931
Magnolia TX Independent School District GO	5.000%	8/15/23	510	635
Marshall TX Independent School District GO	5.000%	2/15/23	2,185	2,690
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Allied Waste Inc. Project) PUT	0.700%	7/1/16	9,600	9,600
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/20	180	193
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/21	310	335

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/22	215	234
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/23	1,265	1,453
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/17	1,000	1,055
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/18	750	821
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/19	1,900	2,146
North East TX Independent School District GO	5.000%	2/1/22	6,985	8,431
2 North East TX Independent School District GO TOB VRDO	0.410%	5/6/16 LOC	8,000	8,000
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,012
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,801
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,565
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,427
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,694
North Texas Tollway Authority System Revenue	5.000%	1/1/20	700	793
North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,000	4,555
North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,159
North Texas Tollway Authority System Revenue	5.000%	1/1/21	11,280	13,171
North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,500	1,772
North Texas Tollway Authority System Revenue	5.000%	1/1/22	5,250	6,255
1 North Texas Tollway Authority System Revenue PUT	1.210%	1/1/19	15,000	14,903
1 North Texas Tollway Authority System Revenue PUT	1.080%	1/1/20	29,690	29,243
Northside Independent School District Texas GO PUT	2.125%	8/1/20	6,635	6,652
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/19	1,735	1,965
Port Authority of Houston TX GO	5.000%	10/1/20	3,110	3,638
Port Authority of Houston TX GO	5.000%	10/1/21	8,900	10,680
Port Authority of Houston TX GO	5.000%	10/1/22	2,700	3,312
Prosper TX Independent School District GO	5.000%	2/15/21	1,190	1,406
Prosper TX Independent School District GO	5.000%	2/15/22	1,315	1,595
Prosper TX Independent School District GO	5.000%	2/15/23	400	495
Richardson TX Independent School District GO	5.000%	2/15/22	2,500	3,032
Richardson TX Independent School District GO	5.000%	2/15/23	3,000	3,716
Rockwall TX GO	5.000%	8/1/21	800	953
Rockwall TX GO	5.000%	8/1/22	2,770	3,360
Rockwall TX GO	5.000%	8/1/23	1,635	2,021
Round Rock TX Independent School District GO	5.000%	8/1/21	3,095	3,700
Round Rock TX Independent School District GO	5.000%	8/1/22	1,000	1,221
Round Rock TX Independent School District GO	5.000%	8/1/23	2,000	2,487
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/16	7,795	7,882
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	5,100	6,121
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/18	2,250	2,461
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19	1,000	1,126
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	6,980	8,029
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	5,450	6,448
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	4,000	4,846
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/16	3,500	3,527
1 San Antonio TX Electric & Gas Systems Revenue PUT	0.690%	2/1/17	25,000	24,986
1 San Antonio TX Electric & Gas Systems Revenue PUT	0.790%	2/1/18	27,250	27,143
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	10,165	10,390
San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/20	20,000	21,456
2 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.440%	5/6/16	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	4,135	4,274
San Antonio TX GO	5.000%	2/1/17	1,300	1,344
San Antonio TX GO	5.000%	8/1/17	1,070	1,129
San Antonio TX GO	5.000%	2/1/18	3,500	3,766
San Antonio TX GO	5.000%	8/1/18	1,000	1,097
San Antonio TX GO	5.000%	2/1/20	2,500	2,876
San Antonio TX GO	5.000%	2/1/21	3,500	4,141
San Antonio TX GO	5.000%	2/1/22	3,000	3,634
San Antonio TX Independent School District GO PUT	2.000%	8/1/18	7,390	7,551
San Antonio TX Water Revenue	5.000%	5/15/17	2,160	2,258
San Antonio TX Water Revenue	5.000%	5/15/19	2,250	2,528
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,737
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,737
San Antonio TX Water Revenue	5.000%	5/15/21	1,000	1,188
San Antonio TX Water Revenue	5.000%	5/15/22	1,750	2,120
1 San Antonio TX Water Revenue PUT	1.090%	11/1/16	15,000	15,002

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 San Antonio TX Water Revenue PUT	0.810%	11/1/17	16,875	16,789
Schertz-Cibolo-Universal City TX Independent School District GO	5.000%	2/1/23	3,830	4,702
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/16 (2)	2,000	2,037
Spring Branch TX Independent School District GO	5.000%	2/1/22	5,000	6,035
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Hendrick Medical Center)	5.000%	9/1/21	1,200	1,397
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/19	2,225	2,521
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/20	1,845	2,148
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/21	2,400	2,864
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/16 (ETM)	95	96
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/16 (ETM)	1,215	1,231
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/17 (ETM)	150	158
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/17 (ETM)	1,850	1,953
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20	1,520	1,755
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,767
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	8,186
3 Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/21	1,000	1,181
3 Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/22	1,375	1,661
Texas GO	5.000%	10/1/17	7,500	7,966
Texas GO	5.000%	10/1/18	7,500	8,276
Texas GO	5.000%	10/1/18	4,650	5,129
Texas GO	5.000%	10/1/19	8,000	9,125
Texas GO	5.000%	10/1/20	10,000	11,733
Texas GO	5.000%	4/1/21	3,490	4,146
Texas GO	5.000%	10/1/21	5,950	7,159
Texas GO	5.000%	10/1/21	19,000	22,862
2 Texas GO TOB VRDO	0.440%	5/6/16	10,735	10,735
2 Texas GO TOB VRDO	0.510%	5/6/16	3,196	3,196
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/16	170	174
1 Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.880%	9/15/17	3,210	3,196
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17	2,425	2,576
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	29,430	30,721
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/18	1,740	1,906
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19	5,000	5,602
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	6,495	7,289
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	6,000	6,875
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	3,750	4,286
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	2,000	2,340
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	3,415	4,105
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/18 (15)	1,000	1,080
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/19 (15)	2,300	2,543
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/20 (15)	1,500	1,687
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/18	15,000	15,094
Texas Tech University System Financing System Revenue	5.000%	8/15/17	2,115	2,233
Texas Tech University System Financing System Revenue	5.000%	8/15/18	3,065	3,358
Texas Tech University System Financing System Revenue	5.000%	8/15/19	3,040	3,440
Texas Tech University System Financing System Revenue	5.000%	8/15/20	5,000	5,822
3 Texas Transportation Commission GO	5.000%	4/1/19	13,425	15,053
3 Texas Transportation Commission GO	5.000%	4/1/20	11,465	13,249
Texas Transportation Commission GO	5.000%	10/1/20	15,000	17,600
Texas Transportation Commission GO	5.000%	10/1/21	15,000	18,049
3 Texas Transportation Commission GO	5.000%	4/1/22	13,925	16,932
Texas Transportation Commission GO	5.000%	10/1/24	9,295	11,828
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/22	16,800	20,679
1 Texas Transportation Commission Mobility Fund GO PUT	0.790%	10/1/18	50,000	49,631
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	1,920
Texas Transportation Commission Revenue	5.000%	10/1/19	24,000	27,348
Texas Transportation Commission Revenue	5.000%	10/1/20	35,000	41,066
Texas Transportation Commission Revenue	5.000%	10/1/21	37,000	44,521
1 Texas Transportation Commission Revenue PUT	0.760%	4/1/17	69,000	68,947
Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20	19,000	21,582

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22 (ETM)	1,920	1,746
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22 (2)	8,365	7,395
Texas Water Development Board Revenue	5.000%	7/15/16	6,330	6,391
Texas Water Development Board Revenue	5.000%	4/15/22	4,810	5,857
Texas Water Development Board Revenue	5.000%	10/15/22	3,480	4,287
University of Houston Texas Revenue	5.000%	2/15/20	6,100	7,001
University of Houston Texas Revenue	5.000%	2/15/21	4,405	5,189
University of Houston Texas Revenue	5.000%	2/15/23	6,880	8,443
University of North Texas Revenue	5.000%	4/15/18	1,000	1,082
University of North Texas Revenue	5.000%	4/15/20	2,505	2,876
University of Texas Permanent University Fund Revenue	5.000%	7/1/20	4,020	4,683
University of Texas Permanent University Fund Revenue	5.000%	7/1/21	1,250	1,495
University of Texas Permanent University Fund Revenue	5.000%	7/1/21	4,175	4,994
University of Texas Permanent University Fund Revenue	5.000%	7/1/22	1,500	1,837
University of Texas Permanent University Fund Revenue	5.000%	7/1/22	2,820	3,453
University of Texas Permanent University Fund Revenue	5.000%	7/1/23	1,250	1,562
University of Texas System Revenue Financing System Revenue	5.250%	8/15/16	10,090	10,233
University of Texas System Revenue Financing System Revenue	5.000%	8/15/17	25,135	26,565
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	6,505	7,139
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	4,525	4,966
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	9,255	10,511
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	5,000	5,678
3 University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	3,660	4,274
3 University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	5,000	5,993
3 University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	2,500	3,061
Waller TX Independent School District GO	5.000%	2/15/22	1,095	1,319
				2,279,529
Utah (0.5%)
Alpine UT School District GO	5.000%	3/15/17	4,320	4,488
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17	1,300	1,365
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17	5,625	5,908
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	8,000	8,720
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	2,425	2,643
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/19	2,360	2,659
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/20	3,500	3,817
University of Utah Revenue	4.000%	8/1/20	700	788
University of Utah Revenue	5.000%	8/1/21	600	719
University of Utah Revenue	5.000%	8/1/22	1,150	1,405
University of Utah Revenue	5.000%	8/1/23	600	746
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/18	3,550	3,743
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,175	10,356
Utah GO	5.000%	7/1/17	10,000	10,518
Utah GO	5.000%	7/1/17	6,125	6,442
Utah GO	5.000%	7/1/18	19,000	20,771
Utah GO	5.000%	7/1/18	3,000	3,280
Utah Transit Authority Sales Tax Revenue	1.600%	6/15/18	14,000	14,181
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	550	652
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	859
Washington County UT School District GO	5.000%	3/1/22	5,165	6,294
				110,354
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/21	350	415
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/22	650	780
				1,195
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,128
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	5,510	5,959
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	5,790	6,412
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/20	1,000	1,138
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/20	6,065	6,844
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/21	2,000	2,314
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/21	6,385	7,313
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/22	2,000	2,348
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/22	5,950	6,610
				47,066

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia (2.3%)
Arlington County VA Industrial Development Authority Hospital Revenue
(Virginia Hospital Center Arlington Health System)	5.000%	7/1/16	3,755	3,783
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/20	2,500	2,926
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/21	6,185	7,421
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,581
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/18	4,255	4,603
Fairfax County VA GO	4.000%	10/1/21	6,510	7,494
Fairfax County VA GO	3.000%	10/1/22	9,555	10,562
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	11,786
1 Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group) PUT	2.310%	2/1/17	6,500	6,536
Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co.) PUT	2.150%	9/1/20	10,000	10,305
Henrico County VA School District GO	5.000%	8/1/20	1,055	1,235
Loudoun County VA GO	5.000%	12/1/18	3,435	3,811
Louisa VA Industrial Development Authority Poll Control Revenue
(Virginia Electric & Power Co.) PUT	1.750%	5/16/19	10,000	10,156
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/19	5,015	5,631
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/20	1,460	1,685
University of Virginia Revenue	5.000%	9/1/17	1,275	1,350
University of Virginia Revenue	5.000%	6/1/20	500	583
University of Virginia Revenue	5.000%	6/1/21	2,660	3,190
University of Virginia Revenue	5.000%	8/1/21	33,000	39,741
Virginia Beach VA GO	5.000%	7/15/16	6,905	6,972
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,522
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,281
Virginia Beach VA GO	5.000%	5/1/20	4,300	5,000
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/18	9,585	10,307
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/17	1,150	1,189
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/18	425	449
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/19	425	456
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/20	275	299
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21	1,000	1,099
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21	1,140	1,252
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/22	570	627
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (ETM)	5	5
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16	695	706
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/20	7,685	8,974
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/21	18,585	22,248
Virginia Commonwealth Transportation Board GAN	5.000%	9/15/20	3,130	3,659
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/17	3,015	3,132
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/17	5,070	5,266
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/17	2,970	3,147
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/18	3,280	3,542
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/18	8,115	8,826
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/19	1,750	1,955
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19	8,525	9,595
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/19	1,605	1,823
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17	12,550	13,239
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18	4,725	5,179
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	8,530	9,668
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	4,965	5,627
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	17,870	20,253
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	5,220	6,088
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	18,830	21,961
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/22	11,350	12,843
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	5,877
Virginia Public School Authority Revenue	5.000%	8/1/16	32,000	32,372
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,588
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	18,252
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	18,350
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	23,794
Virginia Public School Authority Revenue	5.000%	8/1/21	36,405	43,604

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	5,909
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	3,991
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	1.875%	6/1/20	8,000	8,166
York County VA Economic Development Authority Pollution Control Revenue
(VA Electric & Power Co. Project) PUT	1.875%	5/16/19	5,000	5,098
				504,569
Washington (2.7%)
Central Washington University System Revenue	5.000%	5/1/17	1,860	1,938
Central Washington University System Revenue	5.000%	5/1/18	1,960	2,116
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,286
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,463
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/18	22,000	24,036
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	1,160	1,348
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/17	14,000	14,717
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/16 (ETM)	24,000	24,186
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/17	20,000	21,024
1 Everett WA GO PUT	0.810%	12/1/19	3,910	3,848
1 Grant County WA Public Utility District No. 2 Electric System Revenue PUT	0.730%	12/1/17	10,000	9,955
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,854
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,931
King County WA School District No. 216 GO	4.000%	12/1/18	1,250	1,349
King County WA School District No. 216 GO	4.000%	12/1/19	1,360	1,502
King County WA School District No. 216 GO	5.000%	12/1/20	2,085	2,441
King County WA School District No. 216 GO	5.000%	12/1/21	2,265	2,715
King County WA Sewer Revenue	5.000%	1/1/19	12,835	14,243
King County WA Sewer Revenue	5.000%	7/1/22	5,330	6,498
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,538
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,165
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,193
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	4,000	4,257
Port of Seattle WA Revenue	5.000%	3/1/20	4,000	4,608
Port of Seattle WA Revenue	5.000%	3/1/22	1,250	1,506
Seattle WA GO	4.250%	12/1/16	1,080	1,104
Seattle WA GO	5.000%	5/1/18	7,935	8,621
Seattle WA GO	5.000%	5/1/19	8,385	9,433
Seattle WA GO	5.000%	6/1/22	15,755	19,170
1 Seattle WA Municipal Light & Power Revenue PUT	1.090%	11/1/18	6,750	6,750
1 Seattle WA Municipal Light & Power Revenue PUT	1.090%	11/1/18	8,250	8,250
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/20	1,000	1,175
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/25	15,610	15,662
University of Washington Revenue	5.000%	4/1/17	6,880	7,160
University of Washington Revenue	5.000%	4/1/18	7,225	7,820
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	11,303
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	48,177
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	49,135
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/18	1,150	1,249
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/19	850	954
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,536
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	14,273	15,618
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	10,685
Washington GO	5.000%	7/1/17	5,000	5,257
Washington GO	5.000%	8/1/17	11,175	11,787
Washington GO	5.000%	8/1/17	6,605	6,967
Washington GO	5.000%	7/1/18	21,220	23,188
Washington GO	5.000%	7/1/18	24,315	26,570
Washington GO	5.000%	7/1/18	15,000	16,391
Washington GO	5.000%	7/1/19	19,770	22,346
Washington GO	5.000%	7/1/19	14,580	16,479
Washington GO	5.000%	7/1/20	9,070	10,565
Washington GO	5.000%	8/1/20	10,000	11,677
Washington GO	5.000%	7/1/21	11,000	12,825
2 Washington GO TOB VRDO	0.440%	5/6/16	4,000	4,000
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/20	875	985
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/21	1,000	1,143

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/22	1,965	2,275
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,532
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/19	850	933
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/19	1,000	1,130
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,119
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/20	1,380	1,602
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,138
Washington Health Care Facilities Authority Revenue (MultiCare Health System) VRDO	0.290%	5/2/16 LOC	6,200	6,200
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,000	1,167
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/21	1,000	1,193
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,324
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,442
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/18	700	770
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,135
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/22	1,800	2,195
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,657
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/19	600	661
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	1,105	1,249
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	879
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	863
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	4.875%	1/1/22	3,000	3,018
Washington State University General Revenue	5.000%	4/1/20	1,100	1,264
Washington State University General Revenue	5.000%	4/1/21	1,300	1,533
Washington State University General Revenue	5.000%	4/1/22	1,400	1,683
				592,661
West Virginia (0.2%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,041
West Virginia Economic Development Authority Pollution Control Revenue
(American Electric Power Co.Inc.)	3.250%	5/1/19	10,000	10,446
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	5,029
West Virginia GO	5.000%	6/1/22	11,010	13,396
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	4.125%	9/1/16	1,755	1,772
West Virginia University Revenue	5.000%	10/1/18	1,300	1,430
1 West Virginia University Revenue PUT	0.940%	10/1/19	3,500	3,475
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/21	750	892
				42,481
Wisconsin (1.2%)
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/16	3,125	3,183
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/17	3,370	3,573
Milwaukee WI GO	5.000%	5/1/16	6,000	6,002
Milwaukee WI GO	5.000%	5/1/18	11,655	12,646
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/18	750	812
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/20	660	759
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	6,577
Wisconsin Clean Water Revenue	5.000%	6/1/22	5,500	6,692
Wisconsin GO	5.000%	5/1/16 (ETM)	80	80
Wisconsin GO	5.000%	5/1/16	10,450	10,453
Wisconsin GO	5.000%	5/1/16	13,870	13,874
Wisconsin GO	5.000%	5/1/17 (ETM)	4,700	4,907
Wisconsin GO	5.000%	5/1/17	3,240	3,383
Wisconsin GO	5.000%	5/1/17	7,000	7,310
Wisconsin GO	5.000%	5/1/17 (ETM)	160	167
Wisconsin GO	5.000%	11/1/17	4,500	4,793
Wisconsin GO	5.000%	11/1/18	11,000	12,158
Wisconsin GO	5.000%	5/1/19	5,000	5,620
Wisconsin GO	5.000%	5/1/19	5,000	5,620
Wisconsin GO	5.000%	11/1/19	3,100	3,542
Wisconsin GO	5.000%	5/1/20	5,250	6,085
Wisconsin GO	5.000%	11/1/20	7,400	8,703
Wisconsin GO	5.000%	5/1/24	9,045	10,992
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue
(Iowa Health System Obligated Group)	5.000%	12/1/18	850	937
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue
(Iowa Health System Obligated Group)	5.000%	12/1/20	820	954
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	5.000%	6/1/20	34,460	39,694

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	7,566
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,244
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,044
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,291
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	5.125%	8/15/16	10,390	10,523
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	1.250%	8/15/17	3,500	3,506
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	4.000%	8/15/17	1,000	1,042
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/18	1,000	1,094
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/18	750	828
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	4.000%	8/15/19	1,500	1,646
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/19	1,500	1,708
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/20	5,335	6,189
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/20	2,275	2,656
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/21	2,485	2,973
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (Prere.)	3,740	4,099
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18	730	798
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/16	525	536
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/18	500	552
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/21	800	953
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	10,079
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/18	1,495	1,615
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/19	2,130	2,372
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/20	4,685	5,356
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21	4,830	5,644
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22	3,085	3,653
Wisconsin Public Finance Authority Lease Development Revenue
(Central District Development Project)	5.000%	3/1/20	900	1,026
Wisconsin Public Finance Authority Lease Development Revenue
(Central District Development Project)	5.000%	3/1/21	900	1,049
Wisconsin Public Finance Authority Lease Development Revenue
(Central District Development Project)	5.000%	3/1/22	1,375	1,633
Wisconsin Public Finance Authority Lease Development Revenue
(Central District Development Project)	5.000%	3/1/23	1,400	1,692
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20	525	548
				268,431
Total Tax-Exempt Municipal Bonds (Cost $21,428,128)				21,780,522

			Shares
Temporary Cash Investment (2.7%)
Money Market Fund (2.7%)
4 Vanguard Municipal Cash Management Fund (Cost $616,071)	0.346%		616,070,892	616,071
Total Investments (100.4%) (Cost $22,044,199)				22,396,593

Limited-Term Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (-0.4%)
Other Assets
Investment in Vanguard	1,866
Receivables for Investment Securities Sold	28,530
Receivables for Accrued Income	220,823
Receivables for Capital Shares Issued	28,608
Other Assets	4,522
Total Other Assets	284,349
Liabilities
Payables for Investment Securities Purchased	(328,983)
Payables for Capital Shares Redeemed	(28,050)
Payables for Distributions	(7,078)
Payables to Vanguard	(14,379)
Other Liabilities	(1,013)
Total Liabilities	(379,503)
Net Assets (100%)	22,301,439

At April 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	22,036,172
Undistributed Net Investment Income	5
Accumulated Net Realized Losses	(87,132)
Unrealized Appreciation (Depreciation)	352,394
Net Assets	22,301,439

Investor Shares—Net Assets
Applicable to 188,262,338 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,084,453
Net Asset Value Per Share—Investor Shares	$11.07

Admiral Shares—Net Assets
Applicable to 1,825,945,970 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,216,986
Net Asset Value Per Share—Admiral Shares	$11.07

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $923,460,000, representing 4.1% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2016.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.7%)
Alabama (0.8%)
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20	1,000	1,143
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/21	1,500	1,751
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/30	7,950	9,753
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	3,695	4,131
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	2,520	2,810
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/30	6,905	8,076
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/31	7,245	8,458
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/32	7,000	8,145
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	58,350	62,336
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	60,660	64,804
1 Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	62,600	66,876
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	13,595	14,524
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/19	1,820	2,042
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/21	4,895	5,806
Auburn University Alabama General Fee Revenue	5.000%	6/1/16	3,690	3,705
Auburn University Alabama General Fee Revenue	5.000%	6/1/17	3,160	3,310
Auburn University Alabama General Fee Revenue	5.000%	6/1/17	1,550	1,624
Auburn University Alabama General Fee Revenue	5.000%	6/1/31	3,000	3,553
Baldwin County AL Board of Education Revenue	5.000%	6/1/26	1,500	1,857
Baldwin County AL Board of Education Revenue	5.000%	6/1/27	1,750	2,146
Baldwin County AL Board of Education Revenue	5.000%	6/1/28	2,750	3,348
Baldwin County AL Board of Education Revenue	5.000%	6/1/29	3,000	3,631
Baldwin County AL Board of Education Revenue	5.000%	6/1/30	6,335	7,631
Baldwin County AL Board of Education Revenue	5.000%	6/1/32	2,005	2,399
Birmingham AL GO	0.000%	3/1/32	5,000	5,481
Huntsville AL GO	5.000%	3/1/26	2,540	3,014
Huntsville AL GO	5.000%	5/1/33	5,000	5,757
Huntsville AL Water System Revenue	5.000%	11/1/25	1,500	1,920
Huntsville AL Water System Revenue	5.000%	11/1/27	1,580	1,990
Huntsville AL Water System Revenue	5.000%	11/1/28	1,500	1,877
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	2,983
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,625
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,167
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	3,630	4,209
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	5,450	6,319
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,936
Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,891
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	674
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	890
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	883
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.650%	3/20/17	8,700	8,749
Mobile County AL Board of School Commissioners GO	2.000%	3/1/17	350	353
Mobile County AL Board of School Commissioners GO	2.000%	3/1/18	500	509
Mobile County AL Board of School Commissioners GO	3.000%	3/1/19	550	578
Mobile County AL Board of School Commissioners GO	5.000%	3/1/29	3,565	4,336
Mobile County AL Board of School Commissioners GO	5.000%	3/1/30	2,500	3,032
Mobile County AL Board of School Commissioners GO	5.000%	3/1/31	3,000	3,621
University of Alabama General Revenue	5.000%	7/1/21	10,530	12,548
				379,201
Alaska (0.2%)
Alaska GO	4.000%	8/1/18	1,200	1,285
Alaska GO	5.000%	8/1/24	5,000	6,169
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/25	3,075	3,707
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26	5,330	6,412
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/29	2,000	2,349
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,845	5,773
Anchorage AK Electric Utility Revenue	5.000%	12/1/26	2,350	2,885
Anchorage AK Electric Utility Revenue	5.000%	12/1/34	4,500	5,300
Anchorage AK GO	5.000%	9/1/20	3,900	4,545
Matanuska-Susitna Borough AK GO	5.000%	3/1/17	3,595	3,728
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	15,000	17,926
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/32	5,000	5,953

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23	9,135	9,186
Valdez AK Marine Terminal Revenue (ExxonMobil Project) VRDO	0.260%	5/2/16	22,995	22,995
				98,213
Arizona (2.0%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	725	890
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/32	875	1,069
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/33	700	852
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	1,000	1,212
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35	600	723
Arizona Board Regents Arizona State University System COP	5.000%	6/1/16 (Prere.)	2,430	2,440
Arizona Board Regents Arizona State University System COP	5.000%	6/1/16 (Prere.)	4,310	4,327
Arizona Board Regents Arizona State University System COP	5.000%	7/1/20 (14)	5,120	5,367
Arizona Board Regents Arizona State University System Revenue	6.000%	7/1/18 (Prere.)	1,135	1,263
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/19 (Prere.)	2,545	2,866
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/27	1,115	1,348
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	3,510	4,375
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	1,860	2,318
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	1,000	1,206
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/31	1,000	1,191
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/32	1,290	1,532
Arizona COP	4.000%	9/1/17	1,250	1,304
Arizona COP	5.000%	3/1/18 (Prere.)	10,000	10,776
Arizona COP	5.000%	3/1/18 (Prere.)	5,000	5,388
Arizona COP	5.000%	9/1/18	1,275	1,397
Arizona COP	5.000%	9/1/20	1,700	1,977
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21	3,480	4,048
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/22	3,100	3,646
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/23	5,000	5,824
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/27	6,500	7,342
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/24	10,000	10,686
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/25	7,500	8,007
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.430%	5/6/16 LOC	3,440	3,440
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.260%	2/5/20	12,500	12,753
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23	1,000	1,232
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/24	1,500	1,872
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25	3,750	4,632
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	20,499
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	17,024
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	17,007
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	15,802
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	24,364
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	22,184
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	14,223
Arizona School Facilities Board COP	5.125%	9/1/18 (Prere.)	5,000	5,506
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22	10,000	12,211
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	12,000	14,924
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	27,590	34,857
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	7,540	7,925
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	10,511
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,085	10,600
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	11,500	12,087
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	16,300	17,132
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	10,511
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	11,556
Arizona Transportation Board Highway Revenue	5.000%	7/1/16 (Prere.)	10,035	10,113
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,455
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,455
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	10,402
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	6,390	8,096
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	7,578
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	7,580	8,991
3 Arizona Transportation Board Highway Revenue TOB VRDO	0.510%	5/6/16	6,695	6,695
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20	3,500	4,107
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	6,000	7,385
Chandler AZ GO	4.000%	7/1/22	3,390	3,959
Chandler AZ GO	5.000%	7/1/23	3,400	4,259
Chandler AZ GO	5.000%	7/1/24	4,250	5,422
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,572
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,212
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,698

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,689
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,942
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,285
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,211
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,245
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,594
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30	14,000	15,728
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/19	4,185	4,709
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,207
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,990	3,544
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,140	3,798
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30	8,745	10,539
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31	6,415	7,710
Glendale AZ Transportation Excise Tax Revenue	5.000%	7/1/17 (Prere.)	4,235	4,451
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/16	6,500	6,550
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/17	10,000	10,483
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/18	6,000	6,285
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/19 (Prere.)	6,220	7,024
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	4.000%	7/1/16	1,355	1,516
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.250%	7/1/16	690	860
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/16	480	607
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/20	375	473
Maricopa County AZ Unified School District GO	5.000%	7/1/28	8,450	10,257
Mesa AZ Excise Tax Revenue	5.000%	7/1/29	4,000	4,189
Mesa AZ Utility System Revenue	5.000%	7/1/30 (14)	10,000	11,286
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	14,177
Mesa AZ Utility System Revenue	4.000%	7/1/32	6,700	7,489
3 Mesa AZ Utility System Revenue TOB VRDO	0.440%	5/6/16	595	595
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/23	5,000	5,446
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/24	2,235	2,433
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/27	9,530	10,348
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	9,555	10,932
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30	13,330	15,132
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	5,420	5,462
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/20	5,165	5,431
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.750%	7/1/24	7,805	8,171
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.500%	7/1/24	2,500	2,754
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20	3,010	3,506
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	11,000	13,432
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	7,000	8,706
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/24	7,770	9,817
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/25	9,000	11,335
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	7,000	8,746
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/27	2,500	3,109
Phoenix AZ GO	5.000%	7/1/20	5,150	5,417
Phoenix AZ Industrial Development Authority Revenue (Mayo Clinic) VRDO	0.230%	5/2/16	37,800	37,800
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	13,125
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/22	3,000	3,650
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/23	3,500	4,319
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,405
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/22	2,000	2,468
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/23	1,000	1,257
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/25	1,000	1,265
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	1/1/18	3,775	3,983
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/22	4,350	4,831
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/27	10,000	10,686
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28	2,750	2,931
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	28
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	3,770	4,430
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	3,965	4,677
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,370	9,965
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,405
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	23,079
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,725	3,316
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	332

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,683
Scottsdale AZ GO	4.000%	7/1/24	3,000	3,576
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	6,903
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	7,337
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	5,755
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22	12,415	15,193
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,102
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,102
Tucson AZ Water System Revenue	5.000%	7/1/23	3,500	4,338
University Medical Center Corp. Arizona Hospital Revenue	6.250%	7/1/19 (Prere.)	1,500	1,748
Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	0.500%	6/1/16	25,000	25,000
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/24	1,200	1,443
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/25	1,250	1,489
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/32	1,000	1,151
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.250%	8/1/32	1,500	1,756
				1,003,773
Arkansas (0.1%)
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/22	380	443
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/24	10,105	12,946
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	3,580	3,615
University of Arkansas Revenue	4.000%	11/1/18	600	648
University of Arkansas Revenue	5.000%	11/1/19	600	683
University of Arkansas Revenue	5.000%	11/1/20	855	1,000
University of Arkansas Revenue	5.000%	11/1/25	500	640
University of Arkansas Revenue	5.000%	11/1/26	600	774
University of Arkansas Revenue	5.000%	11/1/29	700	885
University of Arkansas Revenue	5.000%	11/1/31	800	997
University of Arkansas Revenue	5.000%	11/1/33	1,000	1,235
University of Arkansas Revenue	5.000%	11/1/34	1,000	1,229
University of Arkansas Revenue	5.000%	11/1/36	1,200	1,460
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/22	2,000	2,444
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23	1,280	1,590
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	2,000	2,477
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	1,815	2,155
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	2,190	2,689
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	1,075	1,272
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/27	1,695	1,992
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/28	3,210	3,885
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/29	3,355	4,040
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/30	2,555	3,063
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/27	1,000	1,216
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/28	3,000	3,622
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/29	1,970	2,367
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/30	2,000	2,394
				61,761
California (11.2%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,587
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,204
Alameda CA Corridor Transportation Authority Revenue	5.000%	3/1/21	3,250	3,876
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/27	3,000	3,711
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/30	12,395	15,060
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/28	5,030	5,949
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/29	5,300	6,226
Antelope Valley-East Kern CA Water Agency Revenue	4.000%	6/1/20	1,000	1,117
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	7,000	7,285
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	2,410	2,458
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.010%	4/1/20	18,615	18,486
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	38,860	39,651
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.110%	4/1/21	14,500	14,402
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	15,375	15,863
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.310%	5/1/23	13,500	13,341
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	3,744
Beverly Hills CA Unified School District GO	0.000%	8/1/29	7,950	5,741
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	7,790	7,792
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	5,000	5,001
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20 (Prere.)	12,410	14,425
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,200	7,207
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	20,000	23,242

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	20,000	21,701
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	7,590	8,804
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	19,250	20,863
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	3,800	4,398
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16	2,695	2,768
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16	5,000	5,135
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23	15,000	19,021
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	10,000	12,865
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	15,000	18,906
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29	2,500	3,132
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	20,000	22,646
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	18,220	20,773
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	31,780	36,233
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/29	3,000	3,661
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/32	1,595	1,916
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/33	1,500	1,794
California GO	4.000%	9/1/16	21,745	22,007
California GO	4.000%	9/1/16	58,770	59,478
California GO	5.000%	9/1/16 (Prere.)	33,800	34,321
California GO	5.000%	9/1/16	8,000	8,123
California GO	5.000%	3/1/17	3,000	3,111
California GO	5.000%	4/1/17	13,050	13,579
2 California GO	1.160%	5/1/17	3,500	3,508
California GO	5.500%	4/1/18	30,000	32,757
California GO	6.000%	4/1/18	11,480	12,654
California GO	5.000%	9/1/18	8,500	9,344
California GO	5.000%	9/1/18	7,000	7,695
California GO	5.000%	12/1/18	85	85
California GO	5.000%	8/1/19	29,650	33,596
California GO	3.000%	9/1/19	7,000	7,494
California GO	5.000%	4/1/20	18,000	20,140
California GO	5.000%	8/1/20	18,970	19,606
California GO	5.000%	10/1/20	3,000	3,523
California GO	5.000%	11/1/20 (14)	5,000	5,330
California GO	5.000%	12/1/21	16,365	17,500
California GO	5.000%	3/1/22	26,540	32,153
California GO	5.250%	10/1/22	15,000	17,249
California GO	5.000%	12/1/22	11,000	13,560
California GO	5.000%	9/1/23	9,770	12,199
California GO	5.000%	11/1/23	17,200	21,548
California GO	5.000%	12/1/23	34,000	42,664
California GO	5.000%	3/1/24	30,000	37,671
California GO	5.000%	5/1/24	35,000	44,079
California GO	5.000%	10/1/24	10,500	13,317
California GO	5.000%	10/1/24	19,500	21,094
California GO	5.000%	12/1/24	5,730	7,218
California GO	5.000%	3/1/25	15,000	19,091
California GO	5.000%	9/1/25	4,000	5,138
California GO	5.000%	10/1/25	20,000	24,638
California GO	5.000%	11/1/25	33,000	41,585
California GO	5.000%	12/1/25	5,490	6,874
California GO	5.500%	8/1/26	23,665	26,191
California GO	5.000%	10/1/26	31,140	38,206
California GO	5.000%	10/1/27	11,250	13,770
California GO	5.250%	10/1/27	26,440	31,952
California GO	5.000%	11/1/27	17,380	21,578
California GO	5.000%	2/1/28	12,500	15,171
California GO	5.000%	11/1/28	9,175	11,307
California GO	5.000%	12/1/28	3,575	4,413
California GO	5.750%	4/1/29	2,395	2,740
California GO	5.250%	9/1/29	10,460	13,020
California GO	5.000%	10/1/29	4,445	4,795
California GO	5.000%	10/1/29	27,000	30,673
California GO	5.000%	10/1/29	10,000	12,455
California GO	5.250%	3/1/30	29,500	34,234
California GO	5.000%	5/1/30	30,000	36,843
California GO	5.000%	9/1/30	4,500	5,313
California GO	5.250%	9/1/30	25,480	31,563
California GO	5.750%	4/1/31	79,190	90,440
California GO	4.000%	9/1/31	7,660	8,708
California GO	5.000%	10/1/31	24,000	29,618

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	2/1/32	50,640	60,441
California GO	4.000%	9/1/32	5,000	5,645
California GO	4.000%	9/1/32	5,000	5,645
California GO	5.000%	10/1/32	11,000	13,527
California GO	5.000%	2/1/33	60,000	71,362
California GO	6.500%	4/1/33	54,500	63,506
California GO	4.000%	9/1/33	26,000	29,231
California GO	5.000%	10/1/33	6,000	7,352
California GO	5.000%	10/1/34	10,000	12,202
California GO	4.000%	9/1/35	10,000	11,143
California GO PUT	3.000%	12/1/19	6,000	6,366
California GO PUT	4.000%	12/1/21	13,300	15,052
California GO VRDO	0.210%	5/2/16 LOC	2,100	2,100
California GO VRDO	0.230%	5/2/16 LOC	5,100	5,100
California GO VRDO	0.230%	5/2/16 LOC	8,100	8,100
California GO VRDO	0.390%	5/6/16 LOC	2,600	2,600
California GO VRDO	0.390%	5/6/16 LOC	1,550	1,550
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	22,417
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,697
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,708
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,676
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,344
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,430	2,864
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17 (Prere.)	4,000	4,028
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17 (Prere.)	4,520	4,552
3 California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	0.510%	5/6/16	650	650
3 California Health Facilities Financing Authority Revenue (Providence Health Services) TOB VRDO	0.500%	5/6/16	9,480	9,480
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/19	8,080	8,940
California Health Facilities Financing Authority Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,472
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/21	7,110	7,857
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	29,611
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	17,107
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,513
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,076
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,428
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,376
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	10,000	12,082
California Infrastructure & Economic Development Bank Revenue
(Pacific Gas & Electric Co.) VRDO	0.270%	5/2/16 LOC	7,400	7,400
2 California Infrastructure & Economic Development Bank Revenue (The Colburn School) PUT	1.410%	6/1/20	10,000	10,015
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/20	1,575	1,728
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/21	1,740	1,902
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.250%	2/1/24	5,050	5,630
California Municipal Finance Authority Recovery Zone Revenue (Chevron USA Inc. Project) VRDO	0.200%	5/2/16	4,225	4,225
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/29	1,000	1,251
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/32	2,190	2,684
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/35	1,755	2,125
California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/25	8,525	9,822
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/30	3,000	3,508
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	7,420	8,916
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/27	1,325	1,673
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/28	5,000	5,781
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/29	2,000	2,312
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/27	5,000	6,095
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/23	750	936
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/24	900	1,134
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24	10,000	12,077
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25	7,000	8,530
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/26	5,000	6,087
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/27	3,120	3,783
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27	13,000	15,602
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	8,000	9,600
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	5,108
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29	10,705	12,804
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	4,702

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,961
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,982
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	9,875
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/19	11,290	12,655
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/19	8,130	9,113
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	2,700	3,114
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/20	8,975	10,379
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21	4,500	5,339
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21	3,000	3,559
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,123
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22	6,050	7,337
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23	3,000	3,714
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23	4,460	5,521
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/24	13,665	16,248
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27	3,075	3,680
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	2,495	3,111
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31	4,250	5,054
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	9,650	11,312
California State University Systemwide Revenue	5.000%	5/1/19 (Prere.)	14,775	16,622
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	5,000	5,736
California State University Systemwide Revenue	5.000%	11/1/19	2,095	2,397
California State University Systemwide Revenue	5.000%	11/1/20	2,000	2,358
California State University Systemwide Revenue	5.000%	11/1/21	1,445	1,748
California State University Systemwide Revenue	5.000%	11/1/24	2,000	2,558
California State University Systemwide Revenue	5.000%	11/1/28	3,540	4,511
California State University Systemwide Revenue	5.250%	11/1/28	7,395	8,912
California State University Systemwide Revenue	5.250%	11/1/29	7,790	9,371
California State University Systemwide Revenue	5.000%	11/1/30	3,350	4,216
California State University Systemwide Revenue	5.000%	11/1/30	24,850	30,962
California State University Systemwide Revenue	5.250%	11/1/30	7,960	9,532
California State University Systemwide Revenue	5.000%	11/1/31	4,600	5,756
California State University Systemwide Revenue	5.000%	11/1/31	21,630	26,816
California State University Systemwide Revenue	5.250%	11/1/31	4,000	4,790
California State University Systemwide Revenue	5.000%	11/1/32	10,000	12,441
California State University Systemwide Revenue	5.000%	11/1/32	10,000	12,336
California State University Systemwide Revenue	5.000%	11/1/33	20,000	24,566
California State University Systemwide Revenue	5.000%	11/1/34	24,190	29,607
California State University Systemwide Revenue	5.000%	11/1/35	4,355	5,300
California State University Systemwide Revenue PUT	3.000%	11/1/19	6,700	7,090
California Statewide Communities Development Authority Revenue
(Daughters of Charity Health System)	5.500%	7/1/24	4,175	4,180
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	3,500	3,537
4 California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/28	4,000	4,574
4 California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/30	3,500	3,948
Capistrano CA Unified School District Special Tax Revenue	4.000%	9/1/23 (15)	6,435	6,862
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	3,540	4,048
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	3,160	3,613
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	4,235	4,843
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	713
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	1,186
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	613
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27	7,000	8,446
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30	15,000	17,784
Chabot-Las Positas CA Community College District GO	5.000%	8/1/31	5,000	5,908
Chabot-Las Positas CA Community College District GO	5.000%	8/1/32	17,000	20,026
Chaffey CA Community College District GO	5.000%	6/1/24	1,120	1,420
Chaffey CA Community College District GO	5.000%	6/1/29	1,250	1,543
Chaffey CA Community College District GO	5.000%	6/1/30	2,000	2,456
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/26 (4)	800	980
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/27 (4)	2,340	2,835
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29 (4)	1,300	1,541
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	1,080	1,296
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,368
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/25	1,145	1,397
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,512
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,575
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,634
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,702
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,641

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,867
Contra Costa CA Community College District GO	5.000%	8/1/29	2,000	2,470
Contra Costa CA Community College District GO	5.000%	8/1/30	3,000	3,682
Contra Costa CA Community College District GO	5.000%	8/1/34	4,000	4,831
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/20 (Prere.)	2,000	2,313
Cupertino CA Union School District GO	5.000%	8/1/35	1,000	1,190
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/31	2,410	2,962
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/32	4,000	4,899
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/26	2,500	3,093
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/27	2,000	2,472
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28	3,000	3,675
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28	2,655	3,203
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,247
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	2,090
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,199
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,190
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,937
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,452
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,335
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,625
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,630	3,008
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,355	2,693
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,880
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	5,762
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	5,712
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/23	775	939
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,220
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/25	750	925
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,411
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,130	1,352
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/31 (15)	1,750	2,085
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/32 (15)	1,365	1,618
Elsinore Valley CA Municipal Water District COP VRDO	0.390%	5/6/16 LOC	3,200	3,200
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23 (14)	2,875	2,318
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24 (14)	1,700	1,352
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25 (14)	2,055	1,608
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26 (14)	2,985	2,174
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28 (14)	2,875	1,918
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/28	20,090	16,789
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/29	2,000	1,692
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33	2,000	2,380
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23	40,500	48,373
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,492
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	8,106
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,540
Gavilan CA Joint Community College District GO	5.000%	8/1/30	5,000	6,209
Gavilan CA Joint Community College District GO	5.000%	8/1/31	6,000	7,417
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	188
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	3,394
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/16	12,545	12,595
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33	17,000	20,513
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33	4,595	4,598
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34	6,000	7,196
Hacienda La Puente CA Unified School District GO	5.000%	8/1/25 (4)	7,000	8,821
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	2,720	3,270
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	3,795	4,563
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	2,575	3,077
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	4,315	5,156
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	5,200	5,977
Irvine CA Ranch Water District Revenue VRDO	0.260%	5/2/16 LOC	1,800	1,800
Irvine CA Unified School District Community Facilities District No. 09-A
Special Tax Revenue VRDO	0.260%	5/2/16 LOC	3,200	3,200
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,249
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,213
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,432
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,765
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,860
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	1,062
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	2,129
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20	50	57
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	255	306

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24	90	107
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/28	125	160
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	6,086
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,545
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,818
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	9,206
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,349
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,746
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	1,475	1,155
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	7,210	8,181
Los Angeles CA Community College District GO	5.250%	8/1/19 (Prere.)	4,145	4,737
Los Angeles CA Community College District GO	5.000%	8/1/22	6,000	7,391
Los Angeles CA Community College District GO	5.000%	8/1/23	10,000	12,568
Los Angeles CA Community College District GO	5.000%	8/1/24	7,500	9,599
Los Angeles CA Community College District GO	5.000%	8/1/27	24,845	31,468
Los Angeles CA Community College District GO	5.000%	8/1/28	3,000	3,762
Los Angeles CA Community College District GO	5.000%	8/1/29	10,000	12,488
Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	37,850
Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	23,586
Los Angeles CA Community College District GO	4.000%	8/1/33	4,805	5,370
Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	22,351
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/18 (Prere.)	3,115	3,387
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/18 (Prere.)	3,250	3,534
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/18 (Prere.)	3,250	3,534
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/18 (Prere.)	3,960	4,306
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28	12,750	14,873
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29	5,000	5,822
Los Angeles CA Department of Water & Power Revenue	5.000%	12/1/18	55,995	62,157
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	7,985	10,095
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	22,715	27,568
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	2,565	3,188
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	11,185	13,458
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	2,750	3,359
Los Angeles CA Department of Water & Power Revenue VRDO	0.370%	5/6/16	1,100	1,100
Los Angeles CA Harbor Department Revenue	4.000%	8/1/18	1,225	1,317
Los Angeles CA Harbor Department Revenue	5.000%	8/1/19	1,000	1,135
Los Angeles CA Harbor Department Revenue	5.000%	8/1/22	1,000	1,230
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	1,000	1,254
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,820
Los Angeles CA Municipal Improvement Corp. Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	15,868
Los Angeles CA Municipal Improvement Corp. Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	9,000	9,203
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	24,035	24,224
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	6,955
Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	7,348
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	4,000	4,206
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,425	6,756
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,330	7,708
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	10,000	10,516
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	22,410	23,565
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	12,593
Los Angeles CA Unified School District GO	5.000%	7/1/19	20,625	23,347
Los Angeles CA Unified School District GO	5.000%	7/1/19	20,000	22,639
Los Angeles CA Unified School District GO	5.000%	7/1/20	33,000	38,542
Los Angeles CA Unified School District GO	5.000%	7/1/22	20,000	24,589
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	10,083
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	25,251
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,501
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	9,389
Los Angeles CA Unified School District GO	5.000%	7/1/29	1,400	1,732
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	7,147
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	4,000	4,164
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,304
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,491
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,276
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/27	1,475	1,764
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/28	2,000	2,382
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29	2,365	2,817
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/32	3,000	3,554
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,991
Metropolitan Water District of Southern California Revenue PUT	2.000%	10/1/16	6,000	6,014
2 Metropolitan Water District of Southern California Revenue PUT	0.790%	3/27/18	3,000	2,997

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Metropolitan Water District of Southern California Revenue PUT	0.790%	3/27/18	31,000	30,971
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,674
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,559
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	15,335
Mount San Antonio CA Community College District GO	0.000%	8/1/28	3,000	2,785
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	5,313
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,802
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,109
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,319
Oakland CA Unified School District GO	5.000%	8/1/23 (4)	2,000	2,474
Oakland CA Unified School District GO	5.000%	8/1/24 (4)	2,000	2,515
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,295	2,909
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	2,820	3,527
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,296
Orange County CA Sanitation District COP	5.000%	2/1/17 (Prere.)	2,500	2,584
Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	7,250	8,088
Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	4,510	5,031
Otay CA Water District (Capital Project) COP VRDO	0.410%	5/6/16 LOC	4,000	4,000
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	8,815	8,830
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	12,185
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	15,104
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	13,955
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	8,297
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	5,359
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	5,000	3,595
Peralta CA Community College District Revenue	5.000%	8/1/28	3,000	3,728
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/20	1,035	1,195
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	1,135	1,366
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,469
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,564
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25	1,315	1,649
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,880
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	3,550	4,520
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	5,580	7,211
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	2,190	2,751
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	2,190	2,746
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	4,830	6,026
Poway CA Unified School District GO	0.000%	8/1/29	5,000	3,355
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27 (15)	2,750	3,316
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29 (15)	2,235	2,659
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,745	2,064
Rancho Santiago CA Community College District GO	5.000%	9/1/25	6,690	8,348
Rancho Santiago CA Community College District GO	5.000%	9/1/26	16,145	20,032
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,475
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,536
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	5,053
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	2,885	3,444
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31 (15)	3,050	3,626
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32 (15)	3,125	3,692
3 Riverside CA Electric Revenue TOB VRDO	0.440%	5/6/16	6,500	6,500
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/31	9,575	11,553
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/33	3,495	4,175
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/34	12,070	14,339
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,750
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/27	4,980	6,242
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/29	7,805	9,673
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/25	8,790	6,261
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/26	3,375	2,294
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/27	5,480	3,547
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/28	9,395	5,786
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/29	11,075	6,496
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	4,874
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20	4,735	5,251
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	115	134
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	235	278
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/26	145	173
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28	110	133
Sacramento CA City Financing Authority Revenue	5.000%	12/1/21 (15)	1,810	2,176
Sacramento CA City Financing Authority Revenue	5.000%	12/1/23 (15)	750	935
Sacramento CA City Financing Authority Revenue	5.000%	12/1/24 (15)	1,500	1,894

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sacramento CA Municipal Utility District Financing Authority Revenue (Cosumnes Project)	5.000%	7/1/16 (Prere.)	2,000	2,016
3 Sacramento CA Municipal Utility District Revenue TOB VRDO	0.490%	5/6/16 LOC	7,500	7,500
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/24	720	819
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/26	1,200	1,365
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,619
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,472
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	6,017
Sacramento County CA GO	5.000%	2/1/17	4,650	4,770
Sacramento County CA GO	5.250%	2/1/18	6,140	6,564
Sacramento County CA GO	5.250%	2/1/19	4,940	5,404
Sacramento County CA GO	5.500%	2/1/20	4,700	5,307
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/26	1,000	1,277
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/28	1,100	1,381
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/30	2,000	2,456
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/31	1,000	1,235
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/31	3,000	3,672
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/35	1,000	1,210
San Bernardino CA City Unified School District GO	5.000%	8/1/29 (4)	1,960	2,331
San Bernardino CA City Unified School District GO	5.000%	8/1/30 (4)	1,180	1,396
San Bernardino CA City Unified School District GO	5.000%	8/1/31 (4)	1,320	1,551
San Bernardino CA City Unified School District GO	5.000%	8/1/32 (4)	1,400	1,640
San Bernardino CA Community College District GO	5.000%	8/1/24	12,065	15,081
San Bernardino CA Community College District GO	5.000%	8/1/25	13,965	17,365
San Bernardino CA Community College District GO	5.000%	8/1/26	14,080	17,377
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/17	2,500	2,627
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/18	8,995	9,791
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/19	8,500	9,549
San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,648
San Diego CA Community College District GO	5.000%	8/1/27	8,350	9,940
San Diego CA Community College District GO	5.000%	8/1/28	7,400	8,785
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,748
San Diego CA Community College District GO	5.000%	8/1/29	4,315	5,113
San Diego CA Community College District GO	5.000%	8/1/30	5,000	6,137
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	20,014
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,780
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	2,000	2,254
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	10,000	11,737
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	10,000	12,505
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	23,615	30,068
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	25,000	32,367
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	22,877
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	11,232
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	2,500	2,874
San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	0.380%	5/6/16	5,300	5,300
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30	5,000	6,262
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/24	1,055	1,350
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	2,100	2,721
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/26	1,430	1,848
San Francisco CA City & County GO	5.000%	6/15/27	10,000	12,358
San Francisco CA City & County GO	4.000%	6/15/28	25,000	28,521
San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,995
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21	5,000	5,813
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22	9,135	10,610
San Francisco CA City & County International Airport Revenue	5.250%	5/1/22	5,500	6,229
San Francisco CA City & County International Airport Revenue	5.500%	5/1/26	3,370	3,830
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32	10,000	11,979
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,000	2,448
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/34	14,000	16,645
San Francisco CA City & County Unified School District GO	4.000%	6/15/31	13,670	15,048
San Francisco CA City & County Unified School District GO	4.000%	6/15/32	3,950	4,327
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	10,854
San Jose CA Airport Revenue	5.000%	3/1/27	2,255	2,745
San Jose CA Airport Revenue	5.000%	3/1/28	2,185	2,660
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20 (2)	20,000	20,985
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23 (2)	24,900	26,037
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24 (14)	29,885	31,458
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/27	2,400	2,739
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/28	1,175	1,344
San Jose CA Redevelopment Agency Tax Allocation Revenue	6.500%	8/1/28	25,385	27,606
San Jose-Evergreen CA Community College District GO	5.000%	9/1/29	1,510	1,875
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30	2,745	3,389

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30	3,445	4,253
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31	3,010	3,703
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31	3,840	4,724
San Jose-Evergreen CA Community College District GO	5.000%	9/1/32	3,095	3,797
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/27	2,000	2,483
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/28	2,500	3,083
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/29	1,675	2,055
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.625%	7/15/18 (Prere.)	1,000	1,086
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.250%	7/15/18 (Prere.)	2,000	2,200
San Ramon Valley CA Unified School District GO	5.000%	8/1/26	3,385	4,209
San Ramon Valley CA Unified School District GO	5.000%	8/1/27	1,080	1,338
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	2,184
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,150	1,349
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	15,292
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/26	700	897
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/28	1,000	1,258
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/29	1,000	1,251
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/30	1,000	1,242
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/31	1,000	1,236
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/32	1,500	1,844
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/33	1,500	1,836
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/35	2,650	3,215
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/36	1,750	2,110
Santa Clara Valley CA Water District Revenue	5.000%	6/1/32	2,000	2,482
Santa Clara Valley CA Water District Revenue	5.000%	6/1/33	2,000	2,470
Santa Monica CA Community College District GO	0.000%	8/1/23	9,045	7,949
Santa Monica CA Community College District GO	5.000%	8/1/24	4,210	5,263
Santa Monica CA Community College District GO	5.000%	8/1/25	5,000	6,229
Santa Monica CA Community College District GO	5.000%	8/1/26	8,650	10,715
Santa Monica CA Community College District GO	0.000%	8/1/27	6,565	5,084
Santa Monica CA Community College District GO	5.000%	8/1/27	5,145	6,375
Santa Monica CA Community College District GO	0.000%	8/1/28	7,105	5,230
Santa Monica CA Community College District GO	0.000%	8/1/29	12,640	8,950
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	8,144
Southern California Public Power Authority Revenue	5.000%	7/1/22	10,000	11,648
Southern California Public Power Authority Revenue	5.000%	7/1/27	10,000	11,590
Southern California Public Power Authority Revenue	5.000%	7/1/28	10,000	11,579
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,500	2,892
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/22	5,000	5,999
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26	9,000	10,279
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/27	375	464
State Center California Community College District GO	5.000%	8/1/29	6,005	7,537
State Center California Community College District GO	5.000%	8/1/30	3,335	4,154
State Center California Community College District GO	5.000%	8/1/31	5,070	6,286
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	3,982
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,232
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/35	2,000	2,179
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,319
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	14,563
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	14,919
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	10,096
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,463
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,717
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,897
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,534
University of California Regents Medical Center Pooled Revenue VRDO	0.200%	5/2/16	9,490	9,490
University of California Revenue	5.500%	5/15/19 (Prere.)	14,675	16,762
University of California Revenue	5.000%	5/15/23	2,000	2,503
University of California Revenue	5.000%	5/15/23	3,000	3,747
University of California Revenue	5.000%	5/15/23	1,500	1,793
University of California Revenue	5.000%	5/15/26	12,915	15,288
University of California Revenue	5.000%	5/15/27	6,010	7,574
University of California Revenue	5.000%	5/15/27	5,000	5,887
University of California Revenue	5.000%	5/15/28	5,500	6,933
University of California Revenue	5.000%	5/15/28	12,500	15,638
University of California Revenue	5.000%	5/15/28	25,995	31,885
University of California Revenue	5.000%	5/15/29	19,000	23,664
University of California Revenue	5.000%	5/15/30	2,830	3,278

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of California Revenue	5.000%	5/15/31	11,000	13,544
University of California Revenue	5.000%	5/15/32	4,000	4,899
University of California Revenue	5.000%	5/15/32	21,800	26,380
University of California Revenue	5.000%	5/15/33	31,200	37,594
University of California Revenue	5.000%	5/15/34	38,420	46,154
University of California Revenue	5.000%	5/15/36	7,175	8,788
University of California Revenue PUT	5.000%	5/15/23	127,165	157,961
University of California Revenue VRDO	0.400%	5/6/16	4,200	4,200
Ventura County CA Community College District GO	0.000%	8/1/23	6,155	5,330
Ventura County CA Community College District GO	0.000%	8/1/24	8,050	6,779
Ventura County CA Community College District GO	0.000%	8/1/25	8,000	6,500
Ventura County CA Community College District GO	0.000%	8/1/26	8,500	6,657
Ventura County CA Community College District GO	0.000%	8/1/27	8,500	6,299
Ventura County CA Community College District GO	5.000%	8/1/27	1,000	1,250
Ventura County CA Community College District GO	5.000%	8/1/28	1,000	1,245
Ventura County CA Community College District GO	5.000%	8/1/29	1,000	1,230
Ventura County CA Public Financing Authority COP	5.625%	8/15/27	1,000	1,150
Ventura County CA Public Financing Authority COP	5.750%	8/15/28	1,750	2,024
Ventura County CA Public Financing Authority COP	5.750%	8/15/29	1,750	1,996
Victor Valley CA Community College District GO	5.375%	8/1/19 (Prere.)	4,250	4,866
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/32	6,155	7,619
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/33	6,815	8,398
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/34	7,355	9,010
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,823
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,251
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	5,870
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,464
West Contra Costa CA Unified School District GO	0.000%	8/1/17 (12)	1,565	1,546
West Contra Costa CA Unified School District GO	0.000%	8/1/18 (ETM)	3,000	2,934
West Contra Costa CA Unified School District GO	0.000%	8/1/19 (12)	4,190	4,006
West Contra Costa CA Unified School District GO	0.000%	8/1/20 (12)	6,000	5,616
West Contra Costa CA Unified School District GO	5.000%	8/1/27	2,405	2,983
West Contra Costa CA Unified School District GO	0.000%	8/1/28 (14)	5,230	3,729
West Contra Costa CA Unified School District GO	5.000%	8/1/29	3,500	4,286
West Contra Costa CA Unified School District GO	0.000%	8/1/32 (12)	5,000	3,058
West Contra Costa CA Unified School District GO	5.000%	8/1/32 (4)	6,270	7,391
West Contra Costa CA Unified School District GO	0.000%	8/1/33 (12)	2,810	1,623
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,203
				5,562,513
Colorado (1.1%)
Adams County CO COP	5.000%	12/1/30	600	729
Adams County CO COP	5.000%	12/1/33	1,000	1,198
Adams County CO COP	5.000%	12/1/34	725	864
Aurora CO COP	5.000%	12/1/19	1,050	1,191
Aurora CO COP	5.000%	12/1/20	2,000	2,295
Aurora CO COP	5.000%	12/1/21	3,505	4,011
Aurora CO COP	5.000%	12/1/22	4,730	5,406
Aurora CO COP	5.000%	12/1/23	4,465	5,094
Aurora CO COP	5.000%	12/1/24	4,215	4,804
Aurora CO COP	5.000%	12/1/25	5,475	6,232
3 Board of Governors of the Colorado State University System Enterprise Revenue TOB VRDO	0.450%	5/6/16	8,665	8,665
Broomfield CO City & County COP	5.000%	12/1/24	2,685	3,089
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,235
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,401
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,546
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/23	5,000	6,228
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,113
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/29	50,000	56,073
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	17,000	19,010
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	1/1/33	8,385	9,484
3 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.530%	5/2/16	5,300	5,300
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/23	2,000	2,330
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/24	2,500	2,919
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/25	2,540	2,958
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/26	1,865	2,151
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	1,375	1,575
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,266
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/28	1,030	1,172
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/30	1,405	1,585
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,445

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/29	5,000	5,539
4 Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/30	8,500	9,346
4 Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/31	5,390	5,907
4 Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/32	5,500	6,002
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	6,100	7,011
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	13,175	15,142
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/30	20,955	23,808
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,867
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,841
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	18,270
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,985
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,677
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,000	3,663
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	6,058
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	17,399
Denver CO City & County COP VRDO	0.300%	5/2/16	2,000	2,000
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/17 (14)	24,490	24,060
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	7,850	8,372
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	6,355	6,923
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	15,100	14,245
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21	27,500	24,749
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/22 (14)	11,315	9,934
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	15,435	12,900
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	20,000	16,119
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25	1,500	1,698
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	2,500	2,829
Garfield, Pitkin, & Eagle County CO School District GO	1.000%	12/15/16	500	501
Garfield, Pitkin, & Eagle County CO School District GO	2.000%	12/15/17	500	511
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/32	4,010	4,478
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/33	7,535	8,354
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34	7,075	7,844
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/35	7,440	8,209
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/23	1,520	1,840
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/26	1,000	1,212
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/29	2,000	2,361
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/31	1,500	1,755
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/33	1,080	1,252
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/34	1,250	1,442
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/35	1,125	1,292
Regional Transportation District of Colorado COP	5.000%	6/1/23	2,000	2,303
Regional Transportation District of Colorado COP	5.000%	6/1/24	1,000	1,147
Regional Transportation District of Colorado COP	5.000%	6/1/25	1,000	1,140
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	6,128
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	7,200
University of Colorado Enterprise System Revenue	5.000%	6/1/17 (Prere.)	5,785	6,060
University of Colorado Enterprise System Revenue	5.500%	6/1/19 (Prere.)	2,000	2,284
University of Colorado Enterprise System Revenue	5.500%	6/1/19 (Prere.)	2,750	3,141
University of Colorado Enterprise System Revenue	5.000%	6/1/26	1,250	1,507
University of Colorado Enterprise System Revenue	5.000%	6/1/26	1,500	1,877
University of Colorado Enterprise System Revenue	5.000%	6/1/27	2,085	2,504
University of Colorado Enterprise System Revenue	4.000%	6/1/28	5,600	6,411
University of Colorado Enterprise System Revenue	5.000%	6/1/28	2,480	2,969
University of Colorado Enterprise System Revenue	5.000%	6/1/28	2,000	2,466
University of Colorado Enterprise System Revenue	5.000%	6/1/29	2,445	2,914
University of Colorado Enterprise System Revenue	5.000%	6/1/29	2,250	2,762
University of Colorado Enterprise System Revenue	5.000%	6/1/30	2,720	3,244
University of Colorado Enterprise System Revenue	5.000%	6/1/31	1,850	2,198
University of Colorado Enterprise System Revenue	5.000%	6/1/32	1,950	2,310
University of Colorado Enterprise System Revenue	5.000%	6/1/33	3,155	3,737
University of Colorado Hospital Authority Revenue	5.000%	11/15/27	6,000	7,062
University of Colorado Hospital Authority Revenue	6.000%	11/15/29	9,850	11,343
				572,471
Connecticut (1.7%)
2 Connecticut GO	1.060%	5/15/16	5,000	5,001
2 Connecticut GO	1.180%	5/15/17	5,000	5,015
Connecticut GO	5.000%	11/1/17	7,750	8,249
Connecticut GO	4.000%	11/15/17	6,885	7,234
2 Connecticut GO	1.330%	5/15/18	14,100	14,133
Connecticut GO	5.000%	11/15/18	8,500	9,374
Connecticut GO	5.000%	12/15/18	11,100	11,428

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Connecticut GO	5.000%	3/15/20	7,770	8,880
2	Connecticut GO	1.660%	4/15/20	17,000	17,181
	Connecticut GO	5.000%	11/1/20	4,970	5,768
2	Connecticut GO	1.160%	3/1/21	4,305	4,260
	Connecticut GO	5.000%	11/1/21	5,000	5,926
	Connecticut GO	4.000%	3/15/22	14,405	16,306
	Connecticut GO	5.000%	4/15/22	6,005	7,144
	Connecticut GO	5.000%	5/15/22	11,310	13,188
	Connecticut GO	5.000%	6/1/22	8,010	9,551
	Connecticut GO	5.000%	6/15/22	9,355	11,163
	Connecticut GO	5.000%	9/15/22	6,830	8,186
	Connecticut GO	5.000%	11/15/22	5,000	6,010
	Connecticut GO	5.000%	11/15/22	17,120	20,577
	Connecticut GO	5.000%	3/15/23	18,315	22,116
	Connecticut GO	5.000%	6/15/23	5,890	7,149
	Connecticut GO	5.000%	11/1/23	10,000	11,727
	Connecticut GO	5.000%	11/15/23	7,715	9,441
	Connecticut GO	5.000%	11/15/23	14,275	17,468
	Connecticut GO	5.000%	3/15/24	10,000	12,301
	Connecticut GO	5.000%	6/1/24	10,000	11,878
	Connecticut GO	5.000%	9/1/24	20,000	24,777
	Connecticut GO	5.000%	10/15/24	10,805	12,922
	Connecticut GO	5.000%	11/15/24	6,985	8,680
	Connecticut GO	5.000%	11/15/24	10,025	12,458
	Connecticut GO	5.000%	3/1/25	19,440	23,295
	Connecticut GO	5.000%	9/1/25	19,395	23,944
	Connecticut GO	5.000%	11/15/25	3,250	4,064
	Connecticut GO	5.000%	11/15/25	15,795	19,751
	Connecticut GO	5.000%	9/1/26	13,170	16,149
	Connecticut GO	5.000%	11/1/26	9,250	10,811
	Connecticut GO	5.000%	11/15/26	8,000	9,903
	Connecticut GO	5.000%	3/15/27	10,000	12,164
	Connecticut GO	5.000%	6/15/27	5,000	6,102
	Connecticut GO	5.000%	11/15/28	10,000	12,172
	Connecticut GO	5.000%	6/15/29	5,000	6,015
	Connecticut GO	5.000%	3/1/30	8,900	10,551
	Connecticut GO	4.000%	6/15/30	2,500	2,809
	Connecticut GO	5.000%	3/1/31	10,500	12,391
	Connecticut GO	4.000%	9/1/31	14,100	15,460
	Connecticut GO	5.000%	4/15/32	4,000	4,635
	Connecticut GO	5.000%	8/15/32	20,000	23,577
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,439
	Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/24	5,475	6,731
	Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/25	5,190	6,420
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,705
3	Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.) TOB VRDO	0.430%	5/6/16	2,225	2,225
3	Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.) TOB VRDO	0.430%	5/6/16	4,000	4,000
	Connecticut Health & Educational Facilities Authority Revenue (Wesleyan University)	5.000%	7/1/28	8,550	9,806
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.200%	2/1/19	14,920	14,987
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	40,000	39,963
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/17	7,090	7,551
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/22	5,000	6,051
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/23	12,085	13,286
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/24	10,880	11,953
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25	19,445	23,861
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/25	12,515	13,739
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/26	8,225	10,058
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/27	15,000	18,247
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31	10,000	12,182
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/32	6,000	7,278
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/34	3,745	4,508
	Hartford CT GO	5.000%	4/1/28	2,055	2,353
	Hartford CT GO	5.000%	4/1/30	2,000	2,269
	University of Connecticut GO	5.000%	2/15/26	3,140	3,908
	University of Connecticut GO	5.000%	2/15/27	8,000	9,858
	University of Connecticut GO	5.000%	2/15/28	5,000	6,113
	University of Connecticut GO	5.000%	2/15/29	9,010	10,959
					828,734

102

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware (0.1%)
Delaware GO	5.000%	7/1/16	3,215	3,241
Delaware GO	5.000%	10/1/16	19,895	20,279
Delaware GO	5.000%	8/1/24	6,040	7,557
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/19 (Prere.)	10,000	11,306
University of Delaware Revenue	5.000%	11/1/22	1,000	1,135
				43,518
District of Columbia (0.4%)
District of Columbia GO	5.000%	6/1/19 (4)	5,325	5,693
District of Columbia GO	5.000%	6/1/19	5,000	5,633
District of Columbia GO	5.000%	6/1/20 (4)	11,840	12,655
District of Columbia GO	5.000%	6/1/21 (4)	10,380	11,091
District of Columbia GO	5.000%	6/1/21	5,000	5,958
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/24	2,025	2,526
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/25	2,200	2,772
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,500	4,317
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	6,342
3 District of Columbia Income Tax Revenue TOB VRDO	0.450%	5/6/16	4,200	4,200
District of Columbia Revenue (Georgetown University)	5.000%	4/1/21 (2)	5,610	5,809
District of Columbia Revenue (Georgetown University)	5.000%	4/1/22 (2)	5,800	6,001
District of Columbia Revenue (Georgetown University)	5.000%	4/1/23 (2)	6,600	6,829
District of Columbia Revenue (Georgetown University)	5.000%	4/1/24 (2)	6,190	6,405
District of Columbia Revenue (Georgetown University) PUT	4.700%	4/1/18	23,500	25,051
District of Columbia Revenue (Medstar Health, Inc.) VRDO	0.420%	5/6/16 LOC	13,925	13,925
District of Columbia Revenue (Methodist Home of the District of Columbia)	4.500%	1/1/25	1,815	1,861
4 District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/25	4,170	5,183
4 District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/26	3,985	4,991
4 District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/28	2,000	2,459
District of Columbia Revenue (Washington Drama Society) VRDO	0.440%	5/6/16 LOC	2,205	2,205
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	9,595	11,526
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	5,115	6,145
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,986
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,986
District of Columbia Water & Sewer Authority Public Utility Revenue VRDO	0.400%	5/6/16	10,500	10,500
				182,049
Florida (5.8%)
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics Project)	5.000%	12/1/25	1,000	1,192
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics Project)	5.000%	12/1/26	1,250	1,476
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics Project)	5.000%	12/1/27	1,300	1,526
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics Project)	5.000%	12/1/34	22,000	25,130
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,908
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23	1,100	1,314
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	6,013
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24	2,370	2,871
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,600
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25	2,440	2,925
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,883
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	7,192
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27	2,620	3,094
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	7,241
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/28	5,795	6,797
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/29	4,355	5,082
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/30	3,290	3,824
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31	4,500	5,202
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,892
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/32	9,000	10,377
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/33	6,750	7,752
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	4,615	4,850
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	4,850	5,097
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	5,090	5,349
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,203
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,377
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,222
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,768
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,824
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,743

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	9,211
	Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	9,683
3	Broward County FL Airport System Revenue TOB VRDO	0.550%	5/6/16 LOC	15,025	15,025
	Broward County FL GO	5.000%	1/1/20	9,185	10,539
	Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	6,177
	Broward County FL School Board COP	5.250%	7/1/18 (Prere.)	12,480	13,693
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/18 (Prere.)	2,000	2,202
	Central Florida Expressway Authority BAN	1.625%	1/1/19	25,000	25,229
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	16,000	16,065
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	10,000	10,041
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	60,990	63,911
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/20	19,000	21,554
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22	30,000	35,677
	Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/25	20,000	24,764
	Citizens Property Insurance Corp. Florida Revenue
	(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/16	50,000	50,203
	Citizens Property Insurance Corp. Florida Revenue
	(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,436
	Citizens Property Insurance Corp. Florida Revenue
	(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20	21,100	24,288
	Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	8,275
	Duval County FL School Board COP	5.000%	7/1/27	4,000	4,903
	Duval County FL School Board COP	5.000%	7/1/33	14,415	17,118
	Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	5,305	5,349
	Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,363
	Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,016
	Florida Board of Education Lottery Revenue	5.000%	7/1/19	2,775	3,126
	Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	15,579
	Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	14,521
	Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	12,523
	Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	15,236
	Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	14,524
	Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	15,240
	Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	16,772
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	10,170	11,085
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	8,180	8,916
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	2,905	3,277
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	7,000	7,897
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	5,585	6,365
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	3,500	3,701
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	10,000	11,633
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	9,020	10,493
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	7,945	9,489
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	35,250	42,099
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	8,200	9,793
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	10,000	12,213
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	7,050	8,610
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	8,700	10,626
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	3,040	3,713
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	10,440	12,995
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	2,125	2,411
	Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23	7,000	9,212
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25	20,515	25,867
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/31	5,000	5,872
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17	8,175	8,592
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	5,855	6,442
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	9,025	9,540
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	10,025	10,977
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,078
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	9,475	10,016
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	10,525	11,503
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26 (14)	10,045	10,611
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	9,950	10,502
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	11,055	12,082
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	5,445	5,737
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	11,605	12,649
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/28	10,970	11,546
4	Florida Department of Transportation GO	5.000%	7/1/19	5,000	5,653
	Florida Department of Transportation GO	5.000%	7/1/19	7,895	8,932
4	Florida Department of Transportation GO	5.000%	7/1/20	6,620	7,716
	Florida Department of Transportation GO	5.000%	7/1/21	4,120	4,930

104

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Florida Department of Transportation GO	5.000%	7/1/21	7,540	9,018
Florida Department of Transportation GO	5.000%	7/1/22	22,060	26,996
Florida Department of Transportation GO	5.000%	7/1/22	6,055	6,899
4 Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/33	1,800	2,138
4 Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/34	1,500	1,776
Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.000%	4/1/32	1,000	1,124
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16 (ETM)	50,000	50,386
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23	2,000	2,374
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24	1,750	2,101
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25	1,250	1,511
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,750	3,183
Florida Municipal Power Agency Revenue	5.000%	10/1/18 (Prere.)	10,625	11,683
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	11,390
Florida Municipal Power Agency Revenue	5.750%	10/1/19 (Prere.)	3,000	3,481
Florida Municipal Power Agency Revenue	5.000%	10/1/23	1,750	2,149
Florida Municipal Power Agency Revenue	5.000%	10/1/24	1,000	1,242
Florida Municipal Power Agency Revenue	5.000%	10/1/25	1,705	2,140
Florida Municipal Power Agency Revenue	5.000%	10/1/26	1,000	1,247
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,875	2,052
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,100	1,361
Florida Municipal Power Agency Revenue	5.000%	10/1/28	1,370	1,681
Florida Municipal Power Agency Revenue	5.000%	10/1/29	5,000	6,203
Florida Municipal Power Agency Revenue	5.000%	10/1/29	3,475	4,239
Florida Municipal Power Agency Revenue	5.000%	10/1/30	9,995	12,309
Florida Municipal Power Agency Revenue	5.000%	10/1/31	8,500	10,421
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,458
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,677
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,361
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,492
Florida Turnpike Authority Revenue	5.000%	7/1/19	9,230	10,414
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,448
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,183
Florida Turnpike Authority Revenue	5.000%	7/1/24	8,760	11,014
Florida Turnpike Authority Revenue	5.000%	7/1/25	9,275	11,837
Florida Turnpike Authority Revenue	4.000%	7/1/34	12,355	13,536
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20	2,000	2,224
Fort Myers FL Improvement Revenue	5.000%	12/1/16 (Prere.)	6,330	6,495
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	1,010	1,037
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,931
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23	1,320	1,582
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/24	1,110	1,339
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/25	1,350	1,627
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/27	1,445	1,768
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/28	2,000	2,429
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/29	2,000	2,414
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/30	2,000	2,390
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,196
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,208
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,311
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,458
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	7,969
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,479
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,288
3 Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.440%	5/6/16	15,730	15,730
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	2,906
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,712
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/18	12,320	13,584
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/19	14,680	16,708
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.500%	8/15/17 (ETM)	2,490	2,578
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/28	12,300	14,256

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/31	26,400	30,097
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/34	3,000	3,386
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	2,885	3,169
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27	12,000	14,164
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28	14,000	16,436
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29	15,070	17,616
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	18,562
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,812
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	600	731
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	2,500	2,840
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/23	750	920
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	7,025	8,512
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/25	2,000	2,418
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27	4,490	5,425
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28	3,900	4,400
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29	2,075	2,344
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/19	15,265	17,369
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20	22,255	26,043
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29	2,000	2,413
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29	6,160	7,154
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/30	3,000	3,322
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/18 (Prere.)	13,280	14,543
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,415	5,962
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,685	6,259
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,970	6,573
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	17,994
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,410
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	5,421
Jacksonville FL Special Revenue	5.000%	10/1/26	7,710	9,570
Jacksonville FL Special Revenue	5.000%	10/1/28	6,385	7,783
Jacksonville FL Special Revenue	5.000%	10/1/29	7,750	9,383
Jacksonville FL Special Revenue	5.000%	10/1/30	3,145	3,782
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	2,085
Jacksonville FL Special Revenue	5.000%	10/1/33	3,105	3,694
Jacksonville FL Special Revenue	5.000%	10/1/34	1,765	2,091
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,793
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	2,080
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,549
Lake County FL School Board COP	5.000%	6/1/31 (4)	5,000	5,979
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	500	565
Lakeland FL Energy System Revenue	5.000%	10/1/17	1,000	1,062
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/35	3,000	3,489
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,129
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,403
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,773
Lee County FL School Board COP	5.000%	8/1/22	1,600	1,929
Lee County FL School Board COP	5.000%	8/1/23	1,130	1,382
Lee County FL School Board COP	5.000%	8/1/24	2,310	2,859
Lee County FL School Board COP	5.000%	8/1/27	5,000	6,058
Lee County FL School Board COP	5.000%	8/1/28	4,000	4,823
Lee County FL Transportation Facilities Revenue	5.000%	10/1/26 (4)	1,000	1,221
Lee County FL Transportation Facilities Revenue	5.000%	10/1/28 (4)	3,055	3,677
Lee County FL Transportation Facilities Revenue	5.000%	10/1/30 (4)	3,300	3,932
Lee County FL Transportation Facilities Revenue	5.000%	10/1/32 (4)	1,820	2,154
Lee County FL Transportation Facilities Revenue	5.000%	10/1/33 (4)	1,000	1,180
Lee County FL Transportation Facilities Revenue	5.000%	10/1/34 (4)	1,000	1,177
Lee County FL Transportation Facilities Revenue	5.000%	10/1/35 (4)	1,000	1,171
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	7,126
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,532
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,610
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,649
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,878
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,945
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,961
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,391
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	2,825	3,260
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	3,415	4,017
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,584

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,525	2,993
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,325	1,511
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/30	1,000	1,161
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,686
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,000	5,830
Miami Beach FL Resort Tax Revenue	5.000%	9/1/25	840	1,061
Miami Beach FL Resort Tax Revenue	5.000%	9/1/26	1,000	1,248
Miami Beach FL Resort Tax Revenue	5.000%	9/1/28	1,300	1,596
Miami Beach FL Resort Tax Revenue	5.000%	9/1/29	1,000	1,220
Miami Beach FL Resort Tax Revenue	5.000%	9/1/30	1,500	1,819
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,350	1,613
Miami Beach FL Resort Tax Revenue	5.000%	9/1/35	1,500	1,783
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23 (12)	1,800	1,972
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	1,460	1,696
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	2,630	3,052
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	2,750	3,412
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	5,000	5,781
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	6,500	7,524
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,471
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	7,200	8,305
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	5,500	6,300
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	2,055	2,453
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/17 (Prere.)	5,275	5,487
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/17 (Prere.)	2,040	2,122
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/23	4,000	4,873
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	4,250	5,254
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	3,750	4,618
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26	3,250	3,963
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27	2,250	2,723
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/31	2,000	2,363
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/32	2,550	3,000
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/33	5,000	5,870
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/30	2,350	2,593
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/35	2,750	2,971
Miami-Dade County FL School Board COP	5.000%	5/1/16 (ETM)	9,335	9,337
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,329
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	5,025	5,137
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	2,500	2,556
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	2,655	2,714
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	3,280	3,353
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	3,500	3,578
Miami-Dade County FL School Board COP	5.000%	5/1/17 (Prere.)	5,685	5,933
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	25,200	27,458
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	27,650	30,128
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	14,225	15,500
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	12,980	14,143
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	15,530	16,922
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,730
Miami-Dade County FL School Board COP	5.000%	11/1/26	7,935	9,682
Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	12,095
Miami-Dade County FL School Board COP	5.000%	11/1/28	10,000	12,016
Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	11,961
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	10,002
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,763
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	3,132
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	2,000	2,418
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/25	2,750	3,318
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/26	11,340	13,575
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,500	2,981
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/28	8,840	10,497
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	3,133
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	10,000	11,839
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	12,000	14,169
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	4,000	4,723
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,237
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	13,500	15,903
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	1,603
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	11,550	13,560
3 Miami-Dade County FL Special Obligation Revenue TOB VRDO	0.300%	5/2/16 LOC	9,175	9,175
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/27	4,000	4,756
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/28	2,060	2,439

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/30	8,000	9,412
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31	6,250	7,353
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/32	1,650	1,938
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	7,400	7,855
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	24,070
3 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.430%	5/6/16	17,015	17,015
3 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.440%	5/6/16 (4)	14,000	14,000
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/18 (Prere.)	3,560	3,965
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/28	1,440	1,578
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	9,131
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/29	3,000	3,691
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,828
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/33	5,000	5,973
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/35	6,415	7,625
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/36	5,000	5,919
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	8,400	9,102
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	7,000	7,585
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,095
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,041
Orange County FL Tourist Development Revenue	5.000%	10/1/17	5,955	6,315
Orange County FL Tourist Development Revenue	5.000%	10/1/18 (14)	18,980	20,127
Orange County FL Tourist Development Revenue	5.000%	10/1/19	8,680	9,851
Orange County FL Tourist Development Revenue	5.000%	10/1/20 (14)	15,345	16,230
Orange County FL Tourist Development Revenue	5.000%	10/1/21 (14)	16,605	17,516
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/27	7,780	8,889
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/30	3,500	3,979
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/31	13,030	15,476
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35	5,000	5,639
4 Orlando FL Capital Improvement Revenue	5.000%	10/1/21	1,000	1,197
4 Orlando FL Capital Improvement Revenue	5.000%	10/1/24	825	1,037
4 Orlando FL Capital Improvement Revenue	5.000%	10/1/24	1,145	1,439
4 Orlando FL Capital Improvement Revenue	5.000%	10/1/25	875	1,112
4 Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,200	1,538
4 Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,265	1,621
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22	3,245	4,028
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23	4,000	4,989
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/29	1,000	773
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/30	1,400	1,093
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/31	1,600	1,257
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/32	2,060	1,616
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/33	3,000	2,333
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/22	850	998
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/23	1,250	1,486
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/24	1,000	1,203
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	7,165
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,963
Palm Beach County FL School Board COP	5.000%	8/1/29	3,595	4,379
Palm Beach County FL School Board COP	5.000%	8/1/31	10,660	12,849
Palm Beach County FL School Board COP	5.000%	8/1/32	12,000	14,410
Palm Beach County FL School Board COP PUT	5.000%	8/1/16 (Prere.)	6,000	6,069
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/17	6,000	6,364
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/18	6,000	6,601
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/18 (Prere.)	15,000	16,707
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,830
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,525
Port St. Lucie FL Utility Revenue	5.000%	9/1/30	2,000	2,294
Port St. Lucie FL Utility Revenue	5.000%	9/1/31	2,100	2,400
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	11,512
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,948
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/23	2,505	3,037
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/23	1,000	1,246
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/24	1,550	1,962
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,373
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,275
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	6,125
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,734
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,016
Seminole County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	5,000	5,094
Seminole County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	7,805	7,952
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,056
South Florida Water Management District COP	5.000%	10/1/16 (Prere.)	4,000	4,075

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Florida Water Management District COP	5.000%	10/1/16 (Prere.)	8,000	8,151
3 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.440%	5/6/16	7,500	7,500
St. Johns County FL Development Authority Revenue
(Presbyterian Retirement Communities Project)	5.750%	8/1/30	1,500	1,683
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,947
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.000%	7/1/24	500	598
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.000%	7/1/28	500	578
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.000%	7/1/29	500	575
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,291
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/23	5,985	7,010
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.125%	9/1/24	4,625	5,402
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/27	4,250	5,070
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/28	4,450	5,278
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/24	925	1,113
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/25	650	788
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/27	1,100	1,311
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/28	1,450	1,718
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	13,980
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,803
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,434
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,657
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/19	3,580	4,072
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/21	18,420	21,118
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/22	13,395	15,452
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	14,686	16,981
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,157
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,263
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,160
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,226
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,714
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,137
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,706
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,948
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	2,203
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,730
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,914
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,946
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	2,300	2,850
University of South Florida Financing Corp. COP	5.000%	7/1/30	6,085	7,177
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/27	1,125	1,341
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/28	1,000	1,176
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	1,100	1,289
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/30	1,750	2,039
Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,234
Volusia County FL School Board COP	5.000%	8/1/24	500	626
Volusia County FL School Board COP	5.000%	8/1/25	1,675	2,075
Volusia County FL School Board COP	5.000%	8/1/27	1,800	2,187
Volusia County FL School Board COP	5.000%	8/1/28	1,650	1,985
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,806
Volusia County FL School Board COP	5.000%	8/1/30	3,880	4,604
Volusia County FL School Board COP	5.000%	8/1/31	2,350	2,778
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,233
				2,869,916
Georgia (2.5%)
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/27	2,315	2,892
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/28	2,500	3,101
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	2,000	2,231

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	4,000	4,597
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	10,000	11,478
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/24	1,600	1,999
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/28	3,000	3,625
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/29	3,000	3,602
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/30	5,000	5,968
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/31	5,000	5,948
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/32	5,500	6,522
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33	2,000	2,362
	Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/34	2,000	2,353
	Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,278
	Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,625
	Atlanta GA Airport Revenue	5.000%	1/1/24	1,000	1,240
	Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,797
	Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,891
	Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,633
	Atlanta GA Airport Revenue	5.000%	1/1/31	2,525	3,020
	Atlanta GA Development Authority Revenue	5.000%	7/1/25	2,480	3,116
	Atlanta GA Development Authority Revenue	5.000%	7/1/27	1,000	1,233
	Atlanta GA Development Authority Revenue	5.000%	7/1/28	1,355	1,657
	Atlanta GA Development Authority Revenue	5.000%	7/1/30	1,250	1,509
	Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,674
	Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,793
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	4,950	5,063
	Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	7,177
	Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	8,579
	Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	5,791
	Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	1,000	1,176
	Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,998
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	3,000	3,759
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24	3,000	3,813
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	2,500	3,185
	Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,732
	Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	20,802
	Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	7,728
2	Atlanta GA Water & Wastewater Revenue PUT	1.792%	11/1/18	21,685	22,111
3	Atlanta GA Water & Wastewater Revenue TOB VRDO	0.510%	5/6/16	10,000	10,000
	Burke County GA Development Authority Pollution Control Revenue
	(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	15,500	15,609
	Burke County GA Development Authority Pollution Control Revenue
	(Oglethorpe Power Corp. Vogtle Project)	0.757%	1/1/24 (4)	2,350	2,268
	Cobb County GA Kennestone Hospital Authority Revenue	6.250%	4/1/34 (2)	1,000	1,168
	Cobb County GA Kennestone Hospital Authority Revenue	5.500%	4/1/37 (2)	7,500	8,534
	Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/22	1,675	1,973
	Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/23	1,975	2,323
	Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/24	1,000	1,173
	Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/27	6,880	7,906
	DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/17	1,250	1,329
	DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/20	1,400	1,601
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,711
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,816
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,623
	DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,715
	Fayette County GA Hospital Authority (Fayette Community Hospital Project) RAN	5.250%	6/15/23	11,395	12,753
	Forsyth County GA GO	5.000%	3/1/20	2,145	2,478
	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,838
	Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,858
	Georgia GO	5.000%	7/1/16	8,625	8,693
	Georgia GO	5.000%	7/1/16	2,705	2,726
	Georgia GO	5.000%	7/1/16	18,290	18,434
	Georgia GO	5.000%	7/1/17	36,235	38,107
	Georgia GO	5.000%	2/1/19	33,695	37,588
	Georgia GO	5.000%	7/1/19	5,000	5,660
	Georgia GO	4.000%	11/1/19	2,500	2,773
	Georgia GO	5.000%	2/1/20	34,000	39,181
	Georgia GO	5.000%	7/1/20	3,000	3,503
	Georgia GO	5.000%	7/1/20	10,000	11,675
	Georgia GO	5.000%	7/1/20	18,460	21,552
	Georgia GO	5.000%	11/1/20	9,240	10,894
	Georgia GO	5.000%	10/1/21	8,000	9,661
	Georgia GO	5.000%	1/1/22	9,415	11,440

110

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	2/1/22	13,425	16,345
Georgia GO	4.000%	10/1/22	2,150	2,520
Georgia GO	5.000%	2/1/23	18,395	22,879
Georgia GO	5.000%	7/1/23	20,160	24,772
Georgia GO	5.000%	2/1/25	3,000	3,772
Georgia GO	5.000%	2/1/27	10,000	12,474
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	12,000	14,362
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24	4,000	4,886
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/25	1,300	1,576
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	26,210
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	17,342
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,922
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/30	4,365	5,202
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/34	7,000	8,142
Gwinnett County GA School District GO	5.000%	2/1/17	2,100	2,171
Gwinnett County GA School District GO	5.000%	8/1/20	20,000	23,408
Gwinnett County GA School District GO	5.000%	2/1/21	10,000	11,868
Gwinnett County GA School District GO	5.000%	8/1/21	23,000	27,659
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,291
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,533
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,602
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,391
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	2,340	2,420
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/19	30	33
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	23,970	26,916
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	2,270	2,523
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	6,765	7,687
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	37,000	42,486
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	10,720	12,360
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	6,199
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/30	25,515	32,100
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/32	26,450	32,948
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/33	29,440	36,491
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/34	30,915	38,162
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/35	31,365	38,495
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36	22,080	26,921
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,138
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,528
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	17,117
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	16,913
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	13,457
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	2,125	2,674
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,050	1,263
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	2,115	2,516
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34	2,000	2,370
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	5,000	5,896
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.750%	1/1/19	51,440	57,018
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,600	8,908
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,788
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.380%	5/6/16	18,800	18,800
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	19,492
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,801
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,783
				1,263,151
Guam (0.0%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/23	6,280	7,546
Guam Government Business Privilege Tax Revenue	5.000%	11/15/24	4,790	5,814
Guam Government Business Privilege Tax Revenue	5.000%	11/15/25	4,200	5,148
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/36	300	349
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,756
				21,613
Hawaii (0.9%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	16,114
Hawaii County HI GO	5.000%	9/1/28	1,000	1,264
Hawaii County HI GO	5.000%	9/1/29	2,065	2,596
Hawaii County HI GO	5.000%	9/1/30	1,000	1,249
Hawaii GO	5.000%	6/1/16	4,295	4,313
Hawaii GO	4.000%	11/1/17	4,100	4,306

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii GO	5.000%	12/1/18	9,250	10,250
Hawaii GO	5.000%	10/1/20	5,500	6,432
Hawaii GO	5.000%	10/1/20	9,910	11,590
Hawaii GO	5.000%	12/1/20	4,480	5,275
Hawaii GO	5.000%	10/1/21	3,055	3,671
Hawaii GO	5.000%	11/1/22	11,155	13,702
Hawaii GO	5.000%	12/1/22	10,000	12,034
Hawaii GO	5.000%	8/1/24	14,970	18,901
Hawaii GO	5.000%	8/1/24	8,970	11,326
Hawaii GO	5.000%	10/1/24	10,000	12,662
Hawaii GO	5.000%	11/1/24	22,305	27,222
Hawaii GO	5.000%	4/1/25	19,785	25,178
Hawaii GO	5.000%	8/1/25	2,500	3,154
Hawaii GO	5.000%	8/1/25	4,105	5,178
Hawaii GO	5.000%	10/1/25	12,000	15,404
Hawaii GO	4.000%	4/1/26	26,025	31,082
Hawaii GO	5.000%	8/1/29	8,500	10,467
Hawaii GO	4.000%	4/1/30	21,685	24,876
Hawaii GO	4.000%	4/1/31	22,910	26,151
Hawaii GO	5.000%	8/1/33	2,865	3,465
Hawaii Highway Revenue	5.000%	1/1/32	2,180	2,651
Hawaii Highway Revenue	5.000%	1/1/33	2,065	2,500
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,687
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	2,705	2,843
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	3,000	3,153
Honolulu HI City & County GO	5.250%	7/1/19 (4)	4,755	5,407
Honolulu HI City & County GO	5.000%	10/1/19	2,055	2,339
Honolulu HI City & County GO	5.000%	10/1/19	3,365	3,831
Honolulu HI City & County GO	5.000%	10/1/20	3,675	4,307
Honolulu HI City & County GO	5.000%	10/1/20	5,015	5,877
Honolulu HI City & County GO	5.000%	10/1/22	1,000	1,228
Honolulu HI City & County GO	5.000%	10/1/22	4,000	4,912
Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,691
Honolulu HI City & County GO	5.000%	11/1/23	3,500	4,297
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,437
Honolulu HI City & County GO	5.000%	10/1/26	7,500	9,540
Honolulu HI City & County GO	5.000%	10/1/26	5,000	6,360
Honolulu HI City & County GO	5.000%	10/1/27	4,000	5,052
Honolulu HI City & County GO	5.000%	8/1/28	5,000	5,935
Honolulu HI City & County GO	5.000%	10/1/28	4,000	5,032
Honolulu HI City & County GO	5.000%	10/1/31	12,690	15,711
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/26	3,000	3,807
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/28	6,175	7,143
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29	10,000	11,479
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/30	8,220	10,137
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/34	6,765	8,199
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/35	6,835	8,240
				459,657
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	715	805
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	755	850
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	285	321
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	1,245	1,401
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.125%	12/1/18 (Prere.)	12,050	13,703
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/24	1,500	1,897
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/25	2,750	3,476
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/30	3,250	3,778
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,563
				31,794
Illinois (5.9%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,300
Chicago IL Board of Education GO	5.000%	12/1/16 (ETM)	3,085	3,164
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	4,118
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,599
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	4,908
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,363
Chicago IL Board of Education GO	5.000%	12/1/19 (12)	1,015	1,077
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	6,300	6,751
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,558
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,541

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Board of Education GO	5.000%	12/1/22	18,500	16,581
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	10,779
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	1,105	1,145
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	1,957
Chicago IL Board of Education GO	5.250%	12/1/25	8,000	6,947
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	12,830
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	3,360	3,567
Chicago IL Board of Education GO	7.000%	12/1/26	19,500	19,326
Chicago IL Board of Education GO	5.000%	12/1/33	20,500	17,040
Chicago IL Board of Education GO	5.250%	12/1/35	11,985	10,127
2 Chicago IL Board of Education GO PUT	4.410%	3/1/17	11,700	11,141
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,338
Chicago IL GO	5.500%	1/1/17 (ETM)	7,065	7,290
Chicago IL GO	5.500%	1/1/17 (4)	11,365	11,594
Chicago IL GO	5.000%	1/1/18 (4)	17,530	17,595
Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,316
Chicago IL GO	5.000%	1/1/21 (14)	5,490	5,729
Chicago IL GO	5.000%	1/1/25	20,465	20,679
Chicago IL GO	5.000%	1/1/26	11,500	11,517
Chicago IL GO	5.000%	1/1/26 (4)	1,160	1,167
Chicago IL GO	5.000%	1/1/27 (14)	5,000	5,178
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,170
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	35,000	40,256
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,500	2,997
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,400	4,122
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,040	7,084
Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	11,561
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	11,524
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,700	7,706
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,521
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,305
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	1,000	1,053
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	1,000	1,048
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/30 (4)	1,000	1,111
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/31 (4)	1,095	1,210
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,237
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	4,000	4,274
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	23,586
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	9,529
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	19,471
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	16,249
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	19,413
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	3,000	3,515
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24	1,250	1,491
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	5,500	6,842
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	7,410	8,627
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/25	1,500	1,799
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	4,000	4,626
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26	1,000	1,191
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	3,560	4,089
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/27	2,435	2,878
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	10,750	13,020
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	3,000	3,430
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	10,300	12,403
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,705
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	3,000	3,413
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	3,220	3,658
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	22,500	26,861
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	2,900	3,294
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	13,495	15,585
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	10,000	11,549
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	10,000	11,887
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33 (4)	74,685	79,048
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	20,040	23,735
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,179
Chicago IL Park District GO	5.000%	1/1/21	2,000	2,242
Chicago IL Park District GO	5.000%	1/1/25	4,425	4,922
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,238
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,603
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,990
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	12/1/16 (Prere.)	2,455	2,517

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	12/1/16 (Prere.)	7,545	7,737
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.500%	6/1/18	7,435	8,064
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,447
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	4,900	5,293
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,307
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/25 (12)	11,000	11,658
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/26 (12)	8,260	8,741
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	31,170	33,709
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	13,085	14,151
	Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28	30,225	32,506
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/19	9,915	10,996
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	10,000	11,145
3	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	0.610%	5/6/16	15,380	15,380
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,435	2,773
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,550	1,762
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	1,450	1,632
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31	2,000	2,234
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32	1,875	2,087
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33	2,100	2,327
	Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	19,046
	Chicago IL Water Revenue	5.000%	11/1/23	1,670	1,903
	Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,694
	Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,243
	Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,219
	Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,569
	Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,983
	Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,335
	Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,317
	Chicago IL Waterworks Revenue	5.000%	11/1/22	1,000	1,148
	Chicago IL Waterworks Revenue	5.000%	11/1/29	1,000	1,132
	Chicago IL Waterworks Revenue	5.000%	11/1/31	2,000	2,244
	Chicago IL Waterworks Revenue	5.000%	11/1/33	2,000	2,224
	Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	7,580	7,730
	Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,175
	Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,314
	Cook County IL Community College District GO	5.250%	12/1/26	2,000	2,322
	Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,301
	Cook County IL Community College District GO	5.250%	12/1/28	2,000	2,291
	Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,156
	Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,125
	Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,489
	Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,779
	Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,689
	Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,898
	Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,718
	Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,480
	Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,559
	Cook County IL GO	5.000%	11/15/18	8,000	8,615
	Cook County IL GO	5.000%	11/15/20	7,500	8,200
	Cook County IL GO	5.000%	11/15/21	5,410	5,889
	Cook County IL GO	5.250%	11/15/28	35,500	38,962
	Cook County IL High School District No. 205 (Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,143
	Du Page & Cook Counties IL Community Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,018
	Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/24	1,750	2,165
	Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/25	1,820	2,237
	Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/26	2,290	2,796
	Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/27	2,000	2,432
	Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/23	2,315	2,554
	Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/25	2,720	2,995
	Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/26	3,060	3,370
	Grundy & Will Counties IL Community Unified School District GO	5.875%	8/1/28	6,520	7,160
	Illinois Finance Authority Revenue (Advocate Health Care Network)	6.125%	11/1/18 (Prere.)	3,000	3,397
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19	1,500	1,672
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19 (Prere.)	4,715	5,277
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/20	2,000	2,236
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/21	6,535	7,281
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/22	5,285	5,871
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/23	1,000	1,230
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/24	1,200	1,497
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/28	3,885	4,687
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/29	5,000	6,000

114

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20	6,595	7,507
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.440%	5/6/16	14,525	14,525
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/30	3,000	3,465
Illinois Finance Authority Revenue (Carle Foundation)	5.625%	8/15/31	10,000	11,818
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/27	15,000	16,622
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/28	1,290	1,471
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/32	7,575	8,310
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/34	5,000	5,615
Illinois Finance Authority Revenue (Central DuPage Health)	5.000%	11/1/27	18,085	20,279
Illinois Finance Authority Revenue (Central DuPage Health)	5.125%	11/1/29	15,000	16,856
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.500%	8/15/28	21,760	23,742
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/26	1,000	1,168
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/31	1,875	2,105
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/23	1,000	1,028
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.750%	5/15/33	8,225	8,529
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/25	8,750	10,225
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/26	3,595	4,173
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/27	1,495	1,719
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/28	1,570	1,795
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/29	1,650	1,871
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/30	1,730	1,963
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/31	1,815	2,054
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/32	1,905	2,149
Illinois Finance Authority Revenue (Memorial Health System)	5.250%	4/1/29	12,670	13,939
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.250%	7/1/28	8,500	9,137
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.750%	8/15/30	9,000	10,409
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	11,849
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	2,000	2,370
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23	3,750	4,427
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/23	1,000	1,204
Illinois Finance Authority Revenue (OSF Healthcare System)	4.500%	5/15/24	5,000	5,561
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/24	1,600	1,950
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/25	1,950	2,393
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/28	1,250	1,488
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/29	2,000	2,366
Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30	24,070	27,008
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/1/18 (Prere.)	5,000	5,523
Illinois Finance Authority Revenue (Rush University Medical Center)	5.750%	11/1/18 (Prere.)	3,000	3,369
Illinois Finance Authority Revenue (Rush University Medical Center)	6.375%	5/1/19 (Prere.)	7,000	8,149
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/25	2,870	3,555
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/26	4,000	4,885
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/27	4,000	4,854
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/28	4,000	4,827
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/25	1,000	1,188
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.500%	8/15/30	8,000	8,493
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35	2,700	3,065
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,836
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/19	11,605	13,111
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	3,185	3,700
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	10,000	11,559
Illinois Finance Authority Revenue (University of Chicago Medical Center) VRDO	0.280%	5/2/16 LOC	2,625	2,625
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,000	2,397
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,000	2,431
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	4,000	4,729
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	5,265	6,500
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/24	5,195	6,137
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/25	2,990	3,525
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/26	3,500	4,123
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	4,400	5,172
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	15,000	18,439
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	4,250	4,991
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	12,250	14,984
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/30	5,250	6,127
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	5,300	6,174
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	15,000	17,870
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	1,050	1,220
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	15,000	17,807
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	28,975	33,751
Illinois GO	5.000%	8/1/16	32,000	32,325
Illinois GO	5.000%	1/1/17	22,985	23,539
Illinois GO	5.000%	3/1/17	1,550	1,596

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	8/1/17	8,760	9,138
Illinois GO	5.000%	1/1/20 (4)	8,635	9,586
Illinois GO	5.000%	8/1/20	2,000	2,219
Illinois GO	5.000%	1/1/21 (4)	21,470	23,619
Illinois GO	5.250%	1/1/21	7,525	8,414
Illinois GO	5.000%	7/1/21	7,000	7,790
Illinois GO	5.000%	8/1/21	25,000	27,848
Illinois GO	5.000%	1/1/22	2,740	2,953
Illinois GO	5.000%	2/1/22	6,000	6,707
Illinois GO	5.000%	7/1/22	7,000	7,857
Illinois GO	5.000%	8/1/22 (4)	11,720	13,528
Illinois GO	5.000%	2/1/23	7,000	7,883
Illinois GO	5.000%	7/1/23	6,000	6,782
Illinois GO	5.000%	8/1/23	17,000	19,227
Illinois GO	4.000%	1/1/24	14,000	14,650
Illinois GO	5.000%	2/1/24	6,270	7,109
Illinois GO	5.500%	7/1/24	19,000	21,918
Illinois GO	5.000%	8/1/24	25,335	28,046
Illinois GO	5.000%	11/1/24 (2)	5,000	5,016
Illinois GO	5.000%	1/1/25	17,000	19,287
Illinois GO	5.000%	2/1/26	11,125	12,386
Illinois GO	5.000%	4/1/26 (2)	12,600	12,646
Illinois GO	5.000%	4/1/26 (4)	16,175	18,362
Illinois GO	5.000%	6/1/26	120	120
Illinois GO	5.000%	6/1/26	5,100	5,198
Illinois GO	5.500%	7/1/26	7,000	7,967
Illinois GO	5.000%	4/1/27	3,840	4,239
Illinois GO	5.500%	7/1/27	8,000	9,045
Illinois GO	5.000%	1/1/28	5,000	5,572
Illinois GO	5.000%	4/1/28 (4)	4,515	5,056
Illinois GO	5.250%	7/1/28	7,500	8,266
Illinois GO	5.000%	1/1/29	19,200	21,262
Illinois GO	5.250%	2/1/29	8,750	9,673
Illinois GO	5.000%	3/1/29	23,000	24,585
Illinois GO	5.250%	2/1/30	13,000	14,300
Illinois GO	5.000%	1/1/31	11,000	11,662
Illinois GO	5.250%	2/1/31	9,000	9,863
Illinois GO	5.000%	3/1/31	7,985	8,478
Illinois GO	5.250%	7/1/31	6,000	6,537
Illinois GO	5.000%	9/1/31	6,500	6,817
Illinois GO	5.000%	5/1/32	7,000	7,550
Illinois GO	5.000%	5/1/33	8,200	8,833
Illinois GO	5.500%	7/1/33 (4)	3,300	3,790
Illinois Health Facilities Authority Revenue (Northwestern Memorial Hospital) VRDO	0.300%	5/2/16	2,500	2,500
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22 (4)	5,000	6,383
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23 (14)	5,000	6,448
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	11,475	14,986
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,955
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	13,027
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	10,769
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	6,716
Illinois Sales Tax Revenue	5.000%	6/15/19 (Prere.)	1,345	1,514
Illinois Sales Tax Revenue	5.000%	6/15/20	3,880	4,341
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	11,230
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	17,639
Illinois Sales Tax Revenue	5.000%	6/15/22	22,720	27,156
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	5,700	5,744
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	20,000	20,155
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	5,000	5,039
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	4,100	4,905
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,700	15,454
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,479
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,803
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,469
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	4,093
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,362
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,669
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	9,291
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,100	7,293
Illinois Toll Highway Authority Revenue	5.000%	12/1/31	12,000	14,551
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	1,650	1,946

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	10,422
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	7,000	8,455
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,938
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	10,386
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	11,100	13,118
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,850	4,506
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	2,000	2,387
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	11,700	13,798
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,060	2,445
3 Illinois Toll Highway Authority Revenue TOB VRDO	0.440%	5/6/16	10,305	10,305
Illinois Toll Highway Authority Revenue VRDO	0.420%	5/6/16	30,000	30,000
3 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.440%	5/6/16	21,000	21,000
3 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.510%	5/6/16	15,665	15,665
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/16	15,000	15,089
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	12/15/16	2,650	2,708
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/16	5,490	5,645
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18	7,500	7,704
Kane McHenry Cook & DeKalb County IL Unit School District GO	5.000%	1/1/21	1,715	1,987
Lake County IL Community High School District No. 127 GO	0.000%	2/1/19	5,000	4,785
Lake County IL Community High School District No. 127 GO	0.000%	2/1/20	5,000	4,662
Lake County IL Community High School District No. 127 GO	0.000%	2/1/22	5,690	5,044
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	4,158
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,738
McHenry County IL Conservation District GO	5.000%	2/1/22	3,000	3,593
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	11,232
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	38,440	35,649
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	5,070
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	25,389
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	16,398
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	17,676
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	21,115
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	7,551
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	4,302
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	17,490
Peoria IL Public Building Community School District Revenue	0.000%	12/1/16 (12)	2,900	2,883
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,039
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,264
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,392
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	37,000	43,625
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	10,000	11,950
Southwestern Illinois Development Authority Revenue (Local Government Program)	5.000%	4/15/30	10,000	11,258
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,967
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,336
Springfield IL Water Revenue	5.000%	3/1/31	2,785	3,248
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,540
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21	3,430	3,913
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22	6,015	6,841
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/29	2,075	2,428
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/30	2,000	2,333
University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30	5,000	5,692
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/31	2,420	2,798
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/33	2,000	2,294
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/34	2,000	2,288
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/23	1,715	2,036
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/24	7,950	9,353
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/25	3,405	3,978
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/28	8,800	10,068
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	4,500	5,107
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/33	1,250	651
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/24	7,980	6,607
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/25	4,065	3,245
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/26	3,645	2,787
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/27	2,000	1,463
				2,936,863
Indiana (1.3%)
4 Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/31	5,000	6,179
4 Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/32	8,105	9,967
4 Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/33	9,110	11,148
4 Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/34	9,630	11,736
4 Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/36	13,470	16,228

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Decatur Township IN Multi-School Buildings Corp. Revenue	5.000%	1/15/17 (Prere.)	5,695	5,873
	Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23 (4)	2,480	3,007
	Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/21	145	171
	Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/17 (ETM)	3,315	3,483
	Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/18 (ETM)	4,085	4,456
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,493
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,818
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/23	3,570	3,925
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/24	10,855	11,992
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/25	13,895	15,340
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/26	14,425	15,910
	Indiana Finance Authority Health System Revenue
	(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,490
	Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	29,010	29,709
	Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22	1,295	1,542
	Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/24	2,500	2,992
	Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/25	2,500	2,953
	Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/26	2,500	2,912
	Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/27	2,500	2,895
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/17	1,520	1,623
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/18	1,125	1,245
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/24	5,000	6,295
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/24	1,400	1,757
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/25	4,100	5,209
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/26	1,030	1,266
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/27	1,000	1,222
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/28	2,600	3,161
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/30	1,000	1,204
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	3,000	3,582
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/34	18,515	22,009
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/35	19,220	22,761
	Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.400%	5/6/16 LOC	9,500	9,500
	Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/29	3,000	3,468
	Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	7,965
	Indiana Finance Authority Revenue	5.000%	2/1/23	11,000	13,568
	Indiana Finance Authority Revenue	5.000%	2/1/24	10,000	12,539
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/21	1,225	1,428
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22	1,000	1,187
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/24	2,000	2,326
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/25	1,000	1,150
	Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/30	3,250	3,620
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/27	3,000	3,798
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/29	5,000	6,222
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	6,000	7,411
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/31	10,130	12,466
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/32	9,150	10,902
	Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/28	6,295	7,174
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/24	1,000	1,252
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,215
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,629
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,759
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,920
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,490
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,928
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,806
3	Indiana Health & Educational Facility Financing Authority Revenue
	(Ascension Health Credit Group) TOB VRDO	0.440%	5/6/16	5,700	5,700
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	9,000	9,051
5	Indiana Health Facility Financing Authority Revenue (Parkview Health System Obligated Group)	0.560%	5/1/31 (2)	3,375	3,139
	Indiana Municipal Power Agency Revenue	5.625%	1/1/19 (Prere.)	4,640	5,223
	Indiana Municipal Power Agency Revenue	5.750%	1/1/19 (Prere.)	2,000	2,258
	Indiana Municipal Power Agency Revenue	5.000%	1/1/33	7,245	8,747
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	19,000	22,901
	Indiana Municipal Power Agency Revenue	5.000%	1/1/35	20,000	23,969
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	12,500	14,907

118

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,844
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,529
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,390
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,810
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,278
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,651
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,493
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,184
Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,181
Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,806
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	4,110
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	18,134
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	3,000	3,317
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,545	1,759
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/20	5,000	5,527
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21	8,590	9,893
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22	7,000	8,044
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/22	1,425	1,554
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/23	1,895	2,065
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/25	2,085	2,274
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/26	1,985	2,165
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	11,186
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	4,900
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	4,034
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/28	4,065	4,808
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/29	4,370	5,152
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/25	4,330	5,208
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/26	4,835	5,772
4 Purdue University Indiana University Student Facilities System Revenue	4.000%	7/1/19	1,110	1,220
4 Purdue University Indiana University Student Facilities System Revenue	4.000%	7/1/20	2,170	2,440
4 Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/32	1,850	2,320
4 Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/33	2,505	3,126
4 Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/34	1,590	1,976
4 Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/36	1,255	1,541
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,225
				640,087
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.500%	6/15/29	2,000	2,257
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.625%	6/15/31	2,000	2,258
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	14,837
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	6,132
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	6,900	7,128
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	58,100	60,468
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	500	538
Iowa Finance Authority Revenue	5.000%	8/1/20	3,000	3,503
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27	5,985	6,859
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/28	6,280	7,197
3 Iowa Special Obligation Revenue (Ijobs Program) TOB VRDO	0.490%	5/6/16	11,200	11,200
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/21	1,150	1,327
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/22	2,100	2,438
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/27	4,000	4,589
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	8,743
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	5,998
				145,472
Kansas (0.7%)
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,801
Cowley County KS Unified School District GO	4.750%	9/1/18 (4)	380	413
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,300	3,584
Kansas Department of Transportation Highway Revenue	5.000%	9/1/20	24,000	28,136
Kansas Department of Transportation Highway Revenue	5.000%	9/1/21	10,000	12,040
Kansas Department of Transportation Highway Revenue	5.000%	9/1/22	7,425	9,149
Kansas Department of Transportation Highway Revenue	5.000%	9/1/25	10,000	12,644
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	13,300	16,892
Kansas Department of Transportation Highway Revenue	5.000%	9/1/27	14,000	17,656
Kansas Department of Transportation Highway Revenue	5.000%	9/1/28	11,400	14,283
Kansas Department of Transportation Highway Revenue	5.000%	9/1/29	15,525	19,346
Kansas Department of Transportation Highway Revenue VRDO	0.390%	5/6/16	2,600	2,600

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Kansas Development Finance Authority Health Facilities Revenue
	(Kansas University Health System)	5.375%	3/1/30	1,000	1,126
	Kansas Development Finance Authority Health Facilities Revenue
	(Kansas University Health System)	5.000%	3/1/31	1,000	1,109
	Kansas Development Finance Authority Health Facilities Revenue
	(Kansas University Health System)	5.000%	3/1/34	2,000	2,210
	Kansas Development Finance Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22	1,500	1,594
	Kansas Development Finance Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/24	2,800	2,972
	Kansas Development Finance Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/29	6,000	6,342
	Kansas Development Finance Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group)	5.500%	11/15/29	10,435	11,978
3	Kansas Development Finance Authority Hospital Revenue
	(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.530%	5/6/16	8,000	8,000
	Kansas Development Finance Authority Revenue	5.000%	5/1/20	1,400	1,611
	Kansas Development Finance Authority Revenue	5.000%	5/1/23	10,000	12,203
	Kansas Development Finance Authority Revenue	5.000%	5/1/25	10,000	12,334
	Kansas Development Finance Authority Revenue	5.000%	5/1/26	13,290	16,280
	Kansas Development Finance Authority Revenue	5.000%	5/1/27	23,500	28,659
	Kansas Development Finance Authority Revenue	5.000%	5/1/28	7,000	8,496
	Kansas Development Finance Authority Revenue	5.000%	4/1/29	7,025	8,282
	Kansas Development Finance Authority Revenue	5.000%	4/1/32	13,000	15,162
	Kansas Development Finance Authority Revenue	5.000%	4/1/33	15,045	17,484
	Kansas Development Finance Authority Revenue	5.000%	4/1/34	5,795	6,711
	Kansas Development Finance Authority Revenue
	(Kansas Department of Commerce Impact Program)	5.000%	6/1/19	6,730	7,465
	Kansas Development Finance Authority Revenue
	(Kansas Department of Commerce Impact Program)	5.000%	6/1/20	7,070	8,034
	Kansas Development Finance Authority Revenue
	(Sisters of Charity of Leavenworth Health System)	5.250%	1/1/25	7,500	8,568
	Leavenworth County KS Unified School District GO	4.500%	3/1/18 (12)	1,030	1,100
	Leavenworth County KS Unified School District GO	4.500%	3/1/19 (12)	1,000	1,100
	Leavenworth County KS Unified School District GO	4.500%	9/1/19 (12)	600	670
	Leavenworth County KS Unified School District GO	4.750%	9/1/19 (Prere.)	1,265	1,424
	Leavenworth County KS Unified School District GO	4.750%	9/1/19 (Prere.)	1,165	1,312
	Leavenworth County KS Unified School District GO	5.000%	9/1/19 (Prere.)	1,360	1,542
	Leavenworth County KS Unified School District GO	5.000%	9/1/19 (Prere.)	1,060	1,202
	Leavenworth County KS Unified School District GO	4.500%	3/1/20 (12)	1,115	1,236
	University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	65	66
	University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	85	86
	University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	80	81
	University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	75	76
	University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	280	284
	University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	2,485	2,523
	University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/18	935	950
	University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/19	1,415	1,437
	University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/20	1,420	1,442
	University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/21	1,425	1,447
	University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/24	4,775	4,846
	University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/26	1,815	1,841
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16 (ETM)	1,000	1,024
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22	750	907
	Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/23	1,500	1,846
					355,606
Kentucky (0.7%)
2	Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project) PUT	2.160%	2/1/17	11,150	11,158
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project)	0.882%	10/1/32 (2)	12,000	11,025
	Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,487
	Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	16,193
	Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	8,038
4	Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	4.000%	5/1/32	1,750	1,925
4	Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	4.000%	5/1/35	1,425	1,539
4	Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	4.000%	5/1/36	1,200	1,291
	Kentucky Economic Development Finance Authority Health System Revenue
	(Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	12,000	9,077
	Kentucky Economic Development Finance Authority Medical Center Revenue
	(King’s Daughters Medical Center Project)	5.000%	2/1/18	1,840	1,937

120

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,587
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/20	2,985	3,261
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,192
2 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	1.195%	2/1/20	40,000	39,635
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/25 (14)	4,500	5,496
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/27 (14)	4,425	5,307
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28 (14)	3,500	4,150
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29 (14)	4,000	4,720
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/30 (14)	2,370	2,782
Kentucky Property & Building Commission Revenue	5.000%	8/1/17	1,600	1,686
Kentucky Property & Building Commission Revenue	5.000%	10/1/17	1,170	1,241
Kentucky Property & Building Commission Revenue	5.000%	11/1/17	8,570	9,112
Kentucky Property & Building Commission Revenue	5.000%	11/1/18 (Prere.)	5,120	5,654
Kentucky Property & Building Commission Revenue	5.000%	11/1/18 (Prere.)	5,000	5,522
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	5,510	6,155
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	4,425	4,943
Kentucky Property & Building Commission Revenue	5.500%	8/1/19 (2)	6,870	7,822
Kentucky Property & Building Commission Revenue	5.000%	10/1/19 (2)	5,000	5,640
Kentucky Property & Building Commission Revenue	5.500%	8/1/20 (2)	4,320	5,060
Kentucky Property & Building Commission Revenue	5.000%	11/1/20	4,500	4,940
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	35,000	40,416
Kentucky Property & Building Commission Revenue	5.250%	2/1/23 (12)	705	786
Kentucky Property & Building Commission Revenue	5.000%	8/1/23	5,000	6,015
Kentucky Property & Building Commission Revenue	5.250%	2/1/25 (12)	570	634
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/20	1,700	1,508
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/23	1,720	1,352
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18 (Prere.)	9,890	10,792
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18 (Prere.)	7,065	7,709
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18 (Prere.)	7,000	7,638
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/22	1,000	1,202
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24	1,450	1,794
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/29	3,905	4,739
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/31	5,210	6,284
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/25	8,900	10,393
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/30	14,775	16,769
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/31	9,000	10,171
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/20	1,180	1,323
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/28	4,000	4,612
				328,712
Louisiana (1.3%)
Bossier City LA Utilities Revenue	5.000%	10/1/29	1,000	1,204
Bossier City LA Utilities Revenue	5.000%	10/1/31	1,000	1,194
Bossier City LA Utilities Revenue	5.000%	10/1/32	1,000	1,190
Bossier City LA Utilities Revenue	5.000%	10/1/33	3,000	3,556
East Baton Rouge Parish LA Pollution Control Revenue (Exxon Project) VRDO	0.260%	5/2/16	29,945	29,945
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	8/1/19 (Prere.)	5,165	5,845
Ernest N. Morial - New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,300
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/17	1,000	1,038
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/18	1,000	1,076
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,120
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,120
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19	1,030	1,146
Lafayette LA Communications System Revenue	5.000%	11/1/23 (4)	2,000	2,446
Lafayette LA Communications System Revenue	5.000%	11/1/24 (4)	5,310	6,525
Lafayette LA Communications System Revenue	5.000%	11/1/25 (4)	1,500	1,857
3 Louisiana BAN TOB VRDO	0.310%	5/2/16 LOC	22,000	22,000
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/16 (Prere.)	10,000	10,041
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/16 (Prere.)	13,660	13,715
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/16 (Prere.)	20,000	20,081
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/16 (Prere.)	14,470	14,529
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	25,009
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	12,053
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	7,089

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,786
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	8,448
2	Louisiana Gasoline & Fuel Tax Revenue PUT	0.774%	5/1/17	10,000	9,982
2	Louisiana Gasoline & Fuel Tax Revenue PUT	0.854%	5/1/18	34,500	34,419
	Louisiana GO	5.000%	5/1/16 (Prere.)	26,665	26,672
	Louisiana GO	5.000%	5/1/16 (Prere.)	9,765	9,767
	Louisiana GO	5.000%	5/1/16 (Prere.)	25,210	25,216
	Louisiana GO	5.000%	11/15/17	10,000	10,645
	Louisiana GO	5.000%	11/15/17	17,040	18,138
	Louisiana GO	5.000%	8/1/25	7,625	9,439
	Louisiana GO	5.000%	12/1/26	7,870	9,715
	Louisiana GO	5.000%	5/1/29	14,815	17,856
	Louisiana Local Government Environmental Facilities & Community Development Authority
	Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/29	1,525	1,801
	Louisiana Local Government Environmental Facilities & Community Development Authority
	Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/31	3,140	3,673
	Louisiana Local Government Environmental Facilities & Community Development Authority
	Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/33	3,500	4,076
	Louisiana Local Government Environmental Facilities & Community Development Authority
	Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/34	2,550	2,966
	Louisiana Local Government Environmental Facilities & Community Development Authority
	Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,214
	Louisiana Local Government Environmental Facilities & Community Development Authority
	Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,603
	Louisiana Local Government Environmental Facilities & Community Development Authority
	Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,285
	Louisiana Local Government Environmental Facilities & Community Development Authority
	Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	2,022
	Louisiana Local Government Environmental Facilities & Community Development Authority
	Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,205
	Louisiana Local Government Environmental Facilities & Community Development Authority
	Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,658
	Louisiana Local Government Environmental Facilities & Community Development Authority
	Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/30	15,905	18,355
	Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/17	5,300	5,523
	Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/19	4,495	5,022
	Louisiana Public Facilities Authority Hospital Revenue
	(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/31	7,055	8,278
	Louisiana Public Facilities Authority Hospital Revenue
	(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/32	8,440	9,873
	Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/29	4,000	4,651
	Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/30	4,930	5,701
	Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/36 (4)	2,200	2,512
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,105	1,149
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/17 (ETM)	415	434
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/17 (Prere.)	4,170	4,371
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	473
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	510	609
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	850	1,016
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,000	1,176
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/27	10,995	11,441
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	2,125	2,560
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/25	5,445	6,509
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/26	5,000	5,931
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/27	3,770	4,431
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28	3,650	4,264
	Louisiana State University Revenue	5.000%	7/1/29	3,180	3,745
	Louisiana State University Revenue	5.000%	7/1/30	1,000	1,173
	Louisiana State University Revenue	5.000%	7/1/32	2,765	3,222
	New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,579
	New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,004
	New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,350
	New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,607
	New Orleans LA GO	5.000%	12/1/23	2,250	2,678
	New Orleans LA GO	5.000%	12/1/24	2,500	2,955
	New Orleans LA GO	5.000%	12/1/25	2,500	2,932
	New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,435
	New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,640
	New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,688
	New Orleans LA GO	5.125%	12/1/33 (17)	10,000	10,586
	New Orleans LA Sewage Service Revenue	5.000%	6/1/26	500	610

122

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Orleans LA Sewage Service Revenue	5.000%	6/1/29	1,100	1,309
New Orleans LA Sewage Service Revenue	5.000%	6/1/34	1,385	1,615
New Orleans LA Sewage Service Revenue	5.000%	6/1/35	950	1,103
New Orleans LA Water Revenue	5.000%	12/1/23	655	795
New Orleans LA Water Revenue	5.000%	12/1/23	1,000	1,214
New Orleans LA Water Revenue	5.000%	12/1/24	1,000	1,224
New Orleans LA Water Revenue	5.000%	12/1/24	550	673
New Orleans LA Water Revenue	5.000%	12/1/25	500	616
New Orleans LA Water Revenue	5.000%	12/1/26	1,000	1,220
New Orleans LA Water Revenue	5.000%	12/1/27	865	1,044
New Orleans LA Water Revenue	5.000%	12/1/28	550	657
New Orleans LA Water Revenue	5.000%	12/1/28	1,200	1,420
New Orleans LA Water Revenue	5.000%	12/1/29	650	773
New Orleans LA Water Revenue	5.000%	12/1/29	1,000	1,179
New Orleans LA Water Revenue	5.000%	12/1/30	500	593
New Orleans LA Water Revenue	5.000%	12/1/31	1,430	1,689
New Orleans LA Water Revenue	5.000%	12/1/32	1,345	1,580
New Orleans LA Water Revenue	5.000%	12/1/33	760	889
New Orleans LA Water Revenue	5.000%	12/1/34	1,430	1,668
New Orleans LA Water Revenue	5.000%	12/1/34	2,600	3,010
New Orleans LA Water Revenue	5.000%	12/1/35	700	813
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	18,135	19,778
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/31	10,000	11,238
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/32	12,365	14,077
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/33	5,000	5,604
				634,929
Maine (0.1%)
Maine GO	5.000%	6/1/16	3,770	3,786
Maine GO	5.000%	6/1/19	5,000	5,637
Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.440%	5/6/16 LOC	2,630	2,630
Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,497
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,503
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,753
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,126
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,121
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,127
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,808
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,118
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,915
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,325
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,392
				30,738
Maryland (3.0%)
Anne Arundel County MD GO	5.000%	4/1/19	1,885	2,113
Anne Arundel County MD GO	5.000%	4/1/19	1,030	1,155
Anne Arundel County MD GO	5.000%	10/1/19	3,110	3,544
Anne Arundel County MD GO	5.000%	10/1/19	8,240	9,389
Anne Arundel County MD GO	5.000%	10/1/19	4,830	5,504
Anne Arundel County MD GO	5.000%	4/1/20	1,855	2,149
Anne Arundel County MD GO	5.000%	4/1/20	830	962
Anne Arundel County MD GO	5.000%	4/1/20	2,255	2,612
Anne Arundel County MD GO	5.000%	10/1/20	3,110	3,658
Anne Arundel County MD GO	5.000%	10/1/20	6,210	7,304
Anne Arundel County MD GO	5.000%	10/1/20	4,735	5,569
Anne Arundel County MD GO	5.000%	4/1/21	6,395	7,624
Anne Arundel County MD GO	5.000%	4/1/21	1,880	2,241
Anne Arundel County MD GO	5.000%	4/1/21	1,135	1,353
Anne Arundel County MD GO	5.000%	4/1/21	2,590	3,088
Anne Arundel County MD GO	5.000%	10/1/21	3,110	3,756
Anne Arundel County MD GO	5.000%	10/1/21	1,455	1,757
Anne Arundel County MD GO	5.000%	10/1/21	6,185	7,469
Anne Arundel County MD GO	5.000%	10/1/21	4,715	5,694
Anne Arundel County MD GO	5.000%	10/1/24	3,110	3,984
Anne Arundel County MD GO	5.000%	10/1/24	1,455	1,864
Anne Arundel County MD GO	5.000%	10/1/24	2,445	3,132
Anne Arundel County MD GO	5.000%	10/1/24	3,850	4,932
Anne Arundel County MD GO	5.000%	10/1/25	3,110	4,042
Anne Arundel County MD GO	5.000%	10/1/25	1,455	1,891
Anne Arundel County MD GO	5.000%	10/1/25	2,400	3,119
Anne Arundel County MD GO	5.000%	10/1/25	4,605	5,984

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Anne Arundel County MD GO	5.000%	10/1/26	3,110	4,002
Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,872
Anne Arundel County MD GO	5.000%	10/1/26	4,160	5,353
Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,971
Baltimore County MD GO	5.000%	8/1/19	3,000	3,405
Baltimore County MD GO	5.000%	2/1/20	1,000	1,152
Baltimore County MD GO	5.000%	8/1/21	2,600	3,127
Baltimore County MD GO	5.000%	8/1/21	5,000	6,013
Baltimore County MD GO	5.000%	8/1/21	6,705	8,063
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20	4,050	4,740
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/21	5,800	6,975
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,873
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,477
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	2,056
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,850
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,244
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,445
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,206
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,769
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,316
Howard County MD GO	5.000%	8/15/20	14,125	16,551
Howard County MD GO	5.000%	8/15/21	14,440	17,366
Howard County MD GO	5.000%	2/15/22	13,605	16,579
Howard County MD GO	5.000%	8/15/24	4,500	5,391
Maryland Department of Transportation Revenue	5.000%	2/15/19	34,000	37,981
Maryland Department of Transportation Revenue	5.000%	6/1/19	8,155	9,205
Maryland Department of Transportation Revenue	5.000%	2/15/20	41,400	47,768
Maryland Department of Transportation Revenue	5.000%	6/1/20	8,850	10,306
Maryland Department of Transportation Revenue	5.000%	2/15/21	46,790	55,542
Maryland Department of Transportation Revenue	4.000%	12/15/28	17,390	19,975
Maryland Department of Transportation Revenue	4.000%	12/15/29	27,000	30,847
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	6,000	6,857
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	5,150	5,229
Maryland GO	5.000%	8/1/16	10,000	10,117
Maryland GO	5.000%	8/1/16	1,100	1,113
Maryland GO	5.000%	8/1/16	1,010	1,022
Maryland GO	4.000%	8/15/16	3,025	3,057
Maryland GO	5.000%	3/1/17	3,440	3,568
Maryland GO	5.000%	8/1/17	20,000	21,105
Maryland GO	5.000%	3/15/18	20,000	21,619
Maryland GO	4.500%	8/1/18	35,465	38,485
Maryland GO	5.000%	8/1/18	3,000	3,289
Maryland GO	5.000%	3/1/19	5,000	5,594
Maryland GO	5.000%	3/1/19	10,395	11,630
Maryland GO	5.000%	8/1/19	5,015	5,692
Maryland GO	5.000%	8/1/19	5,100	5,788
Maryland GO	5.000%	8/1/19	5,000	5,675
Maryland GO	5.000%	3/1/20	12,450	14,385
Maryland GO	5.000%	3/1/20	14,640	16,916
Maryland GO	5.000%	3/15/20	16,615	19,222
Maryland GO	4.500%	8/1/20	13,550	15,571
Maryland GO	5.000%	8/1/20	5,145	6,022
Maryland GO	5.250%	8/1/20	4,000	4,723
Maryland GO	5.000%	3/1/21	31,755	37,774
Maryland GO	5.000%	3/1/21	13,965	16,612
Maryland GO	5.000%	3/1/21	7,580	9,017
Maryland GO	4.000%	8/1/21	43,490	50,008
Maryland GO	5.000%	8/1/21	16,350	19,662
Maryland GO	5.000%	8/1/21	2,230	2,682
Maryland GO	5.000%	3/1/22	32,550	39,707
Maryland GO	5.000%	3/1/22 (Prere.)	7,150	8,696
Maryland GO	5.000%	8/1/22	4,500	5,541
Maryland GO	5.000%	8/1/22	29,215	35,973
Maryland GO	5.000%	8/1/22	71,720	88,311
Maryland GO	5.000%	3/1/23	37,360	45,445
Maryland GO	4.000%	8/1/23	37,875	44,909
Maryland GO	5.000%	8/1/23	71,995	90,504
Maryland GO	5.000%	8/1/23	14,805	18,611
Maryland GO	5.000%	8/1/24	3,000	3,841
Maryland GO	4.000%	8/1/26	28,000	32,694
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/21	800	953

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/23	900	1,080
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.841%	5/15/18	10,000	10,025
Maryland Health & Higher Educational Facilities Authority Revenue
(Maryland Institute College of Art)	5.000%	6/1/29	1,000	1,133
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	5,580	6,501
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,630	7,676
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,746
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/34	2,600	2,983
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/16	3,895	3,925
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/17	3,000	3,148
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/18	2,500	2,709
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/19	1,700	1,857
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.500%	7/1/20	1,500	1,601
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/21	2,000	2,180
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.750%	7/1/23	900	955
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.500%	7/1/24 (2)	3,800	4,118
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/28 (2)	9,000	9,706
Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.380%	5/6/16 LOC	4,600	4,600
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	9,062
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/23	12,970	16,083
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/24	12,000	15,131
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/25	14,000	17,541
Montgomery County MD GO	5.000%	7/1/16	1,500	1,512
Montgomery County MD GO	5.000%	7/1/17	3,460	3,639
Montgomery County MD GO	5.000%	7/1/19	8,790	9,950
Montgomery County MD GO	5.000%	11/1/20	11,370	13,405
Montgomery County MD GO	5.000%	7/1/21	2,380	2,853
Montgomery County MD GO	5.000%	7/1/21	2,500	2,997
Montgomery County MD GO	5.000%	11/1/22	25,765	31,859
Montgomery County MD GO	5.000%	11/1/23	18,000	22,713
Montgomery County MD GO	5.000%	11/1/26	8,300	10,571
Prince Georges County MD GO	5.000%	8/1/21	13,745	16,529
Prince Georges County MD GO	5.000%	9/15/21	4,975	6,001
Prince Georges County MD GO	5.000%	9/1/23	10,865	13,682
Prince Georges County MD GO	4.000%	9/1/26	2,000	2,358
University of Maryland Auxilary Facility & Tuition Revenue	5.000%	4/1/19	4,995	5,602
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/31	8,185	9,265
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/32	8,515	9,605
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	4.875%	7/1/23	4,720	4,952
				1,515,181
Massachusetts (3.3%)
Boston MA GO	5.000%	8/1/17	5,035	5,316
Boston MA GO	5.000%	4/1/20	6,000	6,951
Boston MA GO	5.000%	2/1/23	4,760	5,755
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/19	15,000	16,989
3 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.510%	5/6/16	40,837	40,837
Massachusetts College Building Authority Revenue	5.125%	5/1/19 (Prere.)	1,420	1,600
Massachusetts College Building Authority Revenue	5.250%	5/1/19 (Prere.)	2,250	2,543
Massachusetts College Building Authority Revenue	5.000%	5/1/28	1,290	1,483
Massachusetts College Building Authority Revenue	5.000%	5/1/29	2,905	3,476
Massachusetts College Building Authority Revenue	5.000%	5/1/30	4,820	5,743
Massachusetts College Building Authority Revenue	5.000%	5/1/31	6,040	7,185
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	2,983
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	16,872
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	15,527
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,601
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,381
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,386
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	2,065
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,472

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,583
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,724
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,826
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,248
	Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,320
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29	9,500	10,931
	Massachusetts Development Finance Agency Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	6,765	7,546
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/30	15,000	16,889
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/23	1,230	1,379
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/24	1,310	1,472
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/25	2,770	3,124
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/32	17,575	19,161
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/23	835	1,008
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/24	700	856
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/25	800	988
	Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	10,000	12,111
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	3,054
	Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	3,500	3,958
	Massachusetts Federal Highway Revenue	5.000%	6/15/22	10,000	12,245
	Massachusetts Federal Highway Revenue	5.000%	6/15/24	20,000	25,336
	Massachusetts GO	5.250%	8/1/16	5,615	5,684
2	Massachusetts GO	0.930%	9/1/16	2,000	2,001
	Massachusetts GO	5.000%	9/1/16	7,710	7,829
	Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	74,838
	Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	25,117
	Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	51,259
	Massachusetts GO	5.000%	6/1/17	1,200	1,258
	Massachusetts GO	5.000%	8/1/17	24,060	25,395
	Massachusetts GO	5.500%	11/1/17 (14)	20,100	21,579
	Massachusetts GO	5.500%	11/1/17 (4)	7,000	7,515
	Massachusetts GO	5.500%	11/1/17	10,000	10,736
	Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,537
	Massachusetts GO	5.500%	10/1/18	9,500	10,590
	Massachusetts GO	5.000%	7/1/19	3,645	4,120
	Massachusetts GO	5.000%	5/1/20	8,355	9,690
	Massachusetts GO	5.000%	7/1/20	3,920	4,570
	Massachusetts GO	5.500%	10/1/20 (14)	11,065	13,232
	Massachusetts GO	5.000%	7/1/21	10,170	12,198
	Massachusetts GO	5.250%	8/1/21	20,870	25,356
	Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,400
	Massachusetts GO	5.000%	8/1/22	14,000	17,182
	Massachusetts GO	5.000%	7/1/24	3,705	4,697
	Massachusetts GO	5.000%	7/1/24	9,575	12,139
	Massachusetts GO	5.000%	8/1/24	65,150	82,739
	Massachusetts GO	5.000%	7/1/25	5,710	7,340
	Massachusetts GO	5.000%	8/1/25	20,000	23,954
	Massachusetts GO	0.962%	11/1/25	22,000	21,708
	Massachusetts GO	5.000%	4/1/27	18,000	21,248
	Massachusetts GO	5.000%	7/1/27	41,660	53,754
	Massachusetts GO	5.000%	7/1/28	16,000	20,449
	Massachusetts GO	5.000%	4/1/29	26,675	31,291
	Massachusetts GO	5.000%	7/1/29	10,425	12,999
	Massachusetts GO	5.000%	7/1/29	10,000	12,712
	Massachusetts GO	5.000%	7/1/30	12,000	14,889
	Massachusetts GO	4.000%	11/1/30	45,000	50,174
	Massachusetts GO	0.465%	12/1/30 (14)	17,550	15,795
	Massachusetts GO	0.465%	12/1/30 (14)	6,050	5,445
	Massachusetts GO	0.495%	12/1/30 (14)	625	563
	Massachusetts GO	0.495%	12/1/30 (14)	8,225	7,403
	Massachusetts GO	5.000%	9/1/31	5,770	6,913
2	Massachusetts GO PUT	0.710%	8/1/17	49,000	48,965
	Massachusetts GO VRDO	0.260%	5/2/16	1,500	1,500
	Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,865
	Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	1,890	2,062
	Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/28	15,450	16,297
	Massachusetts Health & Educational Facilities Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,380	3,717
	Massachusetts Health & Educational Facilities Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	5,500	6,048
	Massachusetts Health & Educational Facilities Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,500	3,849
	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,032
	Massachusetts Health & Educational Facilities Authority Revenue (MIT)	6.000%	7/1/18 (Prere.)	5,000	5,568
	Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,345

126

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,595
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,182
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,255
3 Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) TOB VRDO	0.440%	5/6/16	11,100	11,100
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,727
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University) VRDO	0.290%	5/2/16	8,900	8,900
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	10,017
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,655
Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	4,247
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,839
Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,770
Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	2,996
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21	2,500	2,999
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24	20,000	24,499
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25	2,000	2,586
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/26	6,745	8,629
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	9,000	11,385
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	6,094
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	39,866
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29	4,000	4,997
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	18,500	22,867
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,684
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	10,600	11,864
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/32	8,010	9,380
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	9,103
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/34	5,000	6,096
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/35	4,000	4,851
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/19 (14)	5,125	5,704
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26 (14)	29,860	38,734
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28 (14)	11,075	14,644
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	2/1/21	5,955	7,127
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23	6,430	8,068
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/24	7,665	9,793
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	21,655	23,295
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	21,580	24,488
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	2,350	2,813
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	3,500	4,190
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	2,000	2,394
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	5,000	5,858
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	5,000	5,858
4 Massachusetts Water Resources Authority Revenue	5.000%	8/1/33	10,000	12,415
4 Massachusetts Water Resources Authority Revenue	5.000%	8/1/34	10,000	12,364
4 Massachusetts Water Resources Authority Revenue	5.000%	8/1/35	6,800	8,359
3 Massachusetts Water Resources Authority Revenue TOB VRDO	0.530%	5/6/16 LOC	37,780	37,780
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/26	3,000	3,522
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/27	3,440	4,026
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/28	5,100	5,968
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/29	11,580	13,396
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/30	11,000	12,752
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/31	11,575	13,295
				1,629,496
Michigan (3.1%)
Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,216
Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,444
Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,762
Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,586
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,170
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,700
Chippewa Valley MI Schools GO	5.000%	5/1/25	700	869
Chippewa Valley MI Schools GO	5.000%	5/1/32	1,000	1,193
Chippewa Valley MI Schools GO	5.000%	5/1/34	1,080	1,278
Chippewa Valley MI Schools GO	5.000%	5/1/35	800	944
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,511
Dearborn MI School District GO	5.000%	5/1/27	3,650	4,386
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,344
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,737
Dearborn MI School District GO	5.000%	5/1/32	3,150	3,705
Detroit MI GO	5.000%	4/1/17 (12)	555	569
Detroit MI GO	5.000%	4/1/17 (12)	3,025	3,104

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	3,865	4,482
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23	7,000	8,234
	Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/32	14,000	15,667
	Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/19 (4)	1,300	1,428
	Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/20 (4)	1,500	1,674
	Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/21 (4)	1,100	1,246
	Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/22 (4)	1,000	1,148
	Forest Hills MI Public Schools GO	5.000%	5/1/19	3,350	3,747
	Forest Hills MI Public Schools GO	5.000%	5/1/20	3,760	4,335
	Forest Hills MI Public Schools GO	5.000%	5/1/21	3,365	3,975
	Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,514
	Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30	18,370	20,539
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22	1,000	1,193
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23	1,000	1,211
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/25	3,250	3,829
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/29	5,325	6,301
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/30	1,750	2,054
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/31	4,750	5,568
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/32	5,000	5,843
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/34	1,500	1,737
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/35	8,730	10,073
	Lincoln MI Consolidated School District GO	5.000%	5/1/25 (4)	1,000	1,225
	Lincoln MI Consolidated School District GO	5.000%	5/1/26 (4)	1,250	1,538
4	Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/32	1,145	1,379
4	Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/33	1,000	1,201
	Marysville MI Public Schools District GO	5.000%	5/1/29	2,255	2,748
	Marysville MI Public Schools District GO	5.000%	5/1/32	3,010	3,616
	Marysville MI Public Schools District GO	5.000%	5/1/33	3,285	3,931
	Michigan Building Authority Revenue	5.000%	10/15/18	12,575	13,833
	Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,436
	Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,933
	Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,519
	Michigan Building Authority Revenue	5.000%	4/15/25	5,250	6,619
	Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,918
	Michigan Building Authority Revenue	5.000%	4/15/26	6,500	8,198
	Michigan Building Authority Revenue	5.000%	4/15/28	8,000	9,906
	Michigan Building Authority Revenue	5.000%	4/15/29	26,550	32,661
	Michigan Building Authority Revenue	5.000%	10/15/29	9,625	11,476
	Michigan Building Authority Revenue	5.000%	4/15/30	15,000	18,336
	Michigan Building Authority Revenue	5.000%	4/15/31	4,040	4,920
	Michigan Building Authority Revenue	5.000%	10/15/31	10,415	12,685
	Michigan Building Authority Revenue	5.000%	4/15/32	27,185	32,930
	Michigan Building Authority Revenue	5.000%	10/15/32	4,660	5,645
	Michigan Building Authority Revenue	5.000%	4/15/35	13,405	15,976
	Michigan Finance Authority Revenue	5.000%	10/1/23	2,000	2,383
	Michigan Finance Authority Revenue	5.000%	10/1/24	2,010	2,419
	Michigan Finance Authority Revenue	5.000%	10/1/26	3,300	3,971
	Michigan Finance Authority Revenue	5.000%	10/1/27	3,375	4,026
	Michigan Finance Authority Revenue	5.000%	10/1/29	4,350	5,128
	Michigan Finance Authority Revenue	5.000%	10/1/30	5,240	6,149
	Michigan Finance Authority Revenue	5.000%	10/1/32	2,500	2,908
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/24	7,000	8,629
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/25	3,000	3,661
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28	6,500	7,739
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/30	11,000	12,976
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/32	13,570	15,887
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (4)	20,000	23,800
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (14)	1,210	1,432
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23 (4)	19,000	22,875
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24 (4)	15,000	18,307
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24 (14)	1,840	2,230
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	1,500	1,814
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26 (4)	8,500	10,187
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27	1,350	1,615
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27 (4)	10,000	11,890
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	1,000	1,188
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28 (4)	7,000	8,275
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	16,500	19,279
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	700	826
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	15,000	17,437
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31	1,200	1,410

128

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31	10,000	11,581
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	3,100	3,613
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	1,000	1,170
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	7,500	8,650
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	3,500	4,061
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	850	990
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	20,250	23,260
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	1,000	1,144
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	2,000	2,319
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	5,450	6,294
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35 (4)	3,500	4,042
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35	1,350	1,558
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/23	1,000	1,216
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/24	1,000	1,234
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/25	1,500	1,861
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/26	1,000	1,229
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/27	800	976
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/28	1,000	1,210
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/29	1,000	1,204
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/30	2,580	3,091
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/31	2,655	3,151
2 Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT	0.898%	10/15/18	49,570	49,405
2 Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT	1.048%	10/15/20	25,000	24,871
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/28	1,310	1,531
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/29	2,000	2,317
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/30	3,000	3,463
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/31	5,000	5,744
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/32	5,000	5,729
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/23	830	981
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	1,300	1,625
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	425	499
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/25	1,190	1,386
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26	400	460
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/17	2,000	2,124
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,795
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20 (Prere.)	70	82
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24	4,750	5,954
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25	3,500	4,378
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27	7,930	9,090
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30	12,500	14,516
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/33	5,000	6,059
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/34	7,870	9,490
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/17	65,000	68,335
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	55,184
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	44,081
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/22	7,735	8,283
Michigan GO	5.000%	5/1/17	33,880	35,363
Michigan GO	5.250%	9/15/25 (4)	10,810	11,471
Michigan GO	5.000%	12/1/25	7,835	10,094
Michigan GO	5.250%	9/15/26 (4)	12,805	13,577
Michigan GO	5.000%	12/1/26	2,285	2,923
Michigan Higher Education Facilities Authority Revenue (Albion College Project) VRDO	0.440%	5/6/16 LOC	1,900	1,900
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/32	18,470	22,286
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/33	16,910	20,298
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/15/17	45,000	45,265
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/24	5,000	5,606
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.625%	11/15/29	15,775	18,098
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/27	2,000	2,332
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/28	2,600	3,017
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.125%	6/1/19 (ETM)	2,500	2,654
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.625%	6/1/19 (Prere.)	5,000	5,719
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.000%	6/1/19 (Prere.)	4,000	4,620
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	3,950	4,271
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,689
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	9,350	9,380
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/23	1,250	1,536
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/24	1,500	1,871
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/25	1,250	1,541

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/26	2,000	2,438
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/27	1,700	2,051
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/28	1,250	1,499
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/29	2,500	2,978
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/30	1,480	1,750
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/34	2,170	2,527
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/35	1,370	1,584
Michigan Trunk Line Revenue	5.000%	11/15/22	7,000	8,601
Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	35,546
Rochester MI Community School District GO	5.000%	5/1/19	4,180	4,676
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	8.000%	9/1/18 (Prere.)	13,900	16,227
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.500%	8/1/19 (ETM)	20,000	22,953
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.375%	8/1/19 (Prere.)	25,000	29,435
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/22	2,500	3,001
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/23	2,000	2,438
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/26	2,225	2,669
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,356
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,536
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	11,216
University of Michigan Revenue	5.000%	4/1/17	30,000	31,231
2 University of Michigan Revenue PUT	0.840%	4/2/18	25,000	24,845
University of Michigan Revenue VRDO	0.250%	5/2/16	4,700	4,700
University of Michigan Revenue VRDO	0.370%	5/6/16	16,380	16,380
University of Michigan Revenue VRDO	0.440%	5/6/16	1,520	1,520
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,525	1,823
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,300	2,729
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,870	3,395
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	10,165	11,968
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	3,390	3,979
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	2,600	3,052
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	3,870	4,521
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,125
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	8,050	8,474
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,522
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,795
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,485
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,447
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	7,245
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,877
3 Wayne State University Michigan Revenue TOB VRDO	0.440%	5/6/16	6,665	6,665
3 Wayne State University Michigan Revenue TOB VRDO	0.460%	5/6/16	5,000	5,000
Woodhaven-Brownstone MI School District GO	5.000%	5/1/29	3,800	4,631
Woodhaven-Brownstone MI School District GO	5.000%	5/1/30	3,850	4,670
Woodhaven-Brownstone MI School District GO	5.000%	5/1/31	3,905	4,715
				1,562,408
Minnesota (1.0%)
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/18	4,500	4,857
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/19	4,200	4,699
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/19	1,500	1,678
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/20	4,500	5,198
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/17	1,785	1,900
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/18	2,190	2,412
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,805	2,042
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,585	1,778
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	3,925	4,413
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	2,205	2,466
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/22	2,425	2,705
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.250%	11/15/29	7,000	7,880

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	4,000	4,837
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	2,280	2,739
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	2,500	2,986
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	2,500	2,976
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.000%	11/15/18 (ETM)	11,905	12,878
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.625%	11/15/18 (Prere.)	15,500	17,744
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/22	6,805	8,189
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/23	7,550	9,258
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/24	8,215	10,146
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/25	5,050	6,194
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	7,000	8,530
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/27	10,085	12,228
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/28	10,590	12,780
Minnesota COP	5.000%	6/1/16 (Prere.)	1,945	1,953
Minnesota COP	5.000%	6/1/16 (Prere.)	1,790	1,797
Minnesota COP	5.000%	6/1/16 (Prere.)	2,140	2,149
Minnesota COP	5.000%	6/1/17	7,745	7,775
Minnesota COP	5.000%	6/1/18	7,135	7,165
Minnesota COP	5.000%	6/1/19	8,540	8,576
Minnesota COP	5.000%	6/1/28	3,225	3,961
Minnesota COP	5.000%	6/1/29	3,385	4,138
Minnesota COP	5.000%	6/1/30	3,405	4,145
Minnesota COP	5.000%	6/1/32	3,670	4,431
Minnesota COP	5.000%	6/1/33	3,615	4,346
Minnesota COP	5.000%	6/1/34	3,820	4,577
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	9,035
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	7,218
Minnesota GO	5.000%	12/1/16	5,145	5,281
Minnesota GO	5.000%	8/1/17	1,000	1,055
Minnesota GO	5.000%	8/1/18	3,895	4,268
Minnesota GO	5.000%	8/1/21	6,000	7,219
Minnesota GO	5.000%	8/1/21	4,850	5,835
Minnesota GO	5.000%	10/1/21 (Prere.)	155	185
Minnesota GO	5.000%	8/1/22	20,500	25,226
Minnesota GO	5.000%	8/1/24	15,500	19,816
Minnesota GO	5.000%	8/1/24	1,350	1,726
Minnesota GO	5.000%	8/1/24	12,355	15,784
Minnesota GO	5.000%	10/1/24	9,845	11,839
Minnesota GO	5.000%	8/1/25	13,500	17,498
Minnesota GO	5.000%	8/1/25	17,005	22,041
Minnesota GO	5.000%	8/1/26	35,060	45,143
Minnesota GO	5.000%	8/1/27	4,000	5,114
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/17	820	845
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/18	455	483
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/19	425	462
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/16	1,120	1,143
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,695
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/20 (Prere.)	5,000	5,765
Osseo MN Independent School District No. 279 GO	5.000%	2/1/20	7,410	8,506
Rochester MN Health Care Facilities Revenue (Mayo Clinic) PUT	4.000%	11/15/18	11,500	12,393
Southern Minnesota Municipal Power Agency Power Supply System Revenue	5.250%	1/1/19 (Prere.)	2,000	2,231
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/23	2,000	2,451
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/24	1,500	1,854
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/16 (ETM)	11,775	11,877
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/18 (Prere.)	21,700	23,912
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.625%	7/1/18 (Prere.)	6,000	6,628
University of Minnesota Revenue	5.000%	12/1/18	1,000	1,108
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,301
University of Minnesota Revenue	5.000%	4/1/20	2,895	3,350
University of Minnesota Revenue	5.000%	4/1/21	3,140	3,734
University of Minnesota Revenue	5.000%	4/1/22	500	557
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,861
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,928
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,280
				516,173
Mississippi (0.5%)
Jackson County MS Pollution Control Revenue (Chevron USA Inc.) VRDO	0.270%	5/2/16	27,000	27,000
Jackson MS Public School District GO	5.000%	4/1/23	1,500	1,802
Jackson MS Public School District GO	5.000%	4/1/24	3,000	3,629
Jackson MS Public School District GO	5.000%	4/1/25	5,285	6,458

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jackson MS Public School District GO	5.000%	4/1/26	5,000	6,167
Jackson MS Public School District GO	5.000%	4/1/27	4,500	5,588
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.270%	5/2/16	27,700	27,700
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.280%	5/2/16	26,500	26,500
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.280%	5/2/16	13,600	13,600
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone
(Chevron USA Inc. Project) VRDO	0.280%	5/2/16	7,860	7,860
Mississippi Development Bank Special Obligation Revenue
(Capital City Convention Center Project)	5.000%	3/1/23	1,000	1,200
Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24	2,500	3,097
Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24	2,500	3,097
Mississippi GO	5.500%	12/1/16	3,435	3,536
Mississippi GO	5.000%	12/1/17 (Prere.)	16,890	18,044
Mississippi GO	5.000%	12/1/17 (Prere.)	10,000	10,683
Mississippi GO	5.000%	10/1/19	2,330	2,652
Mississippi GO	5.000%	11/1/29	4,500	5,608
Mississippi GO	5.000%	10/1/30	12,035	14,183
Mississippi GO	5.000%	11/1/30	4,000	4,956
Mississippi GO	5.000%	10/1/31	11,735	13,802
Mississippi GO	5.000%	12/1/31	11,250	13,695
Mississippi GO	5.000%	12/1/32	7,000	8,494
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/17	2,500	2,644
University of Southern Mississippi S.M. Educational Building Corp. Revenue
(Athletics Facilities Improvements Project)	5.000%	3/1/17 (Prere.)	10,000	10,333
				242,328
Missouri (1.0%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/33	7,500	8,740
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/26	1,000	1,155
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/27	1,850	2,127
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26	1,830	2,181
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/27	1,000	1,189
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/30	3,000	3,412
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/31	6,415	7,264
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,000	5,859
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	6,000	7,467
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	5,000	6,156
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	15,585
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,625	16,457
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	13,675	16,456
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	5,535	6,636
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/30	1,190	1,338
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/31	1,700	1,903
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	8,522
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35	2,000	2,138
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	1,968
Kansas City MO Special Obligation Revenue (Performing Arts Center Garage Project)	0.000%	2/1/18	3,000	2,909
Kansas City MO Special Obligation Revenue (Performing Arts Center Garage Project)	0.000%	2/1/19	7,615	7,221
Missouri Development Finance Board Cultural Facilities Revenue
(Nelson Gallery Foundation) VRDO	0.300%	5/2/16	8,650	8,650
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/24	2,000	2,515
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/25	2,900	3,698
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	7/1/26	4,250	5,449
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/27	2,000	2,552
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/26	2,045	2,427
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/28	1,000	1,170
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/21	2,845	3,246
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/22	3,490	4,033
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/23	3,690	4,238
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/24	3,320	3,782
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/19	2,420	2,706

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/22	5,270	6,063
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/26	3,000	3,661
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/27	4,000	4,825
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/28	3,500	4,181
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/29	4,000	4,751
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/30	4,000	4,735
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/31	3,000	3,536
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/20	3,975	4,611
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.250%	11/15/25	8,000	9,272
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/30	5,000	5,630
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/29	19,230	21,313
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	30,000	34,811
Missouri Health & Educational Facilities Authority Revenue (Mercy Health) VRDO	0.765%	6/1/31 (2)	1,000	921
Missouri Health & Educational Facilities Authority Revenue (Mercy Health) VRDO	0.753%	6/1/31 (2)	7,800	7,186
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/30	15,000	17,650
3 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.440%	5/6/16	8,915	8,915
Missouri Health & Educational Facilities Authority Revenue (Washington University) VRDO	0.300%	5/2/16	4,700	4,700
Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/19	2,000	2,231
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/22	5,000	6,123
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/24	15,000	19,094
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/24	2,800	3,424
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/26	4,570	5,603
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/27	3,250	3,948
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/28	2,250	2,711
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/29	5,000	5,991
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/30	6,455	7,673
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/31	10,000	11,835
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	12/1/36	10,000	11,796
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	10,500	12,416
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	9,418
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/17 (Prere.)	12,225	12,590
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/17 (Prere.)	15,730	16,200
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/24	3,000	3,706
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/24	2,785	3,466
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/25	1,600	2,000
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/25	2,270	2,827
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/29	3,500	4,224
St. Louis County MO Parkway C-2 School District GO	5.000%	3/1/24	2,500	3,171
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	6.125%	7/1/24	6,000	6,837
St. Louis MO Parking Revenue	5.000%	12/15/24 (4)	1,000	1,235
St. Louis MO Parking Revenue	5.000%	12/15/25 (4)	1,000	1,251
St. Louis MO Parking Revenue	5.000%	12/15/26 (4)	1,000	1,235
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/34	3,050	3,725
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/35	2,000	2,432
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	3,000	3,626
				488,698
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,925	3,105

Nebraska (0.6%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	9,330	10,649
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	150,000	169,709
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/23	1,910	2,276
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/24	1,400	1,683
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/25	2,005	2,418
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/26	1,160	1,380
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/27	1,760	2,079
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/28	1,250	1,468
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/29	1,895	2,213

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System) TOB VRDO	0.450%	5/6/16 (13)	10,060	10,060
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	4.000%	11/1/21	1,000	1,107
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	4.000%	11/1/22	860	945
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	5.000%	11/1/24	1,320	1,528
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	5.000%	11/1/25	1,000	1,150
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	5.000%	11/1/32	5,000	5,598
	Lincoln NE Electric System Revenue	5.000%	9/1/25	3,000	3,651
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/26	3,065	3,619
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,125	2,469
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	2,500	2,896
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/32	2,800	3,233
	Nebraska Public Power District Revenue	5.000%	1/1/18 (Prere.)	8,000	8,567
	Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,176
	Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,352
	Nebraska Public Power District Revenue	5.000%	1/1/31	1,920	2,248
	Nebraska Public Power District Revenue	5.000%	1/1/31	1,250	1,463
	Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,341
	Nebraska Public Power District Revenue	5.000%	1/1/32	2,095	2,449
	Nebraska Public Power District Revenue	5.000%	1/1/32	1,470	1,718
	Nebraska Public Power District Revenue	5.000%	1/1/33	2,325	2,713
	Nebraska Public Power District Revenue	5.000%	1/1/33	1,250	1,459
	Nebraska Public Power District Revenue	5.000%	1/1/33	5,000	5,835
	Nebraska Public Power District Revenue	5.000%	1/1/34	1,500	1,745
3	Omaha NE Public Power District Separate Electric Revenue TOB VRDO	0.530%	5/6/16	9,510	9,510
	University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,855
	University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	2,008
					280,570
Nevada (1.1%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,667
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,935
	Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,290
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,794
	Clark County NV GO	5.000%	7/1/19	9,000	10,154
	Clark County NV GO	5.000%	7/1/21	6,075	7,219
	Clark County NV GO	5.000%	7/1/33	16,915	20,058
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/18	885	965
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/19	1,000	1,128
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/20	1,500	1,742
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/21	2,810	3,343
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/16	5,575	5,618
	Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30	15,000	16,817
	Clark County NV School District GO	5.000%	6/15/18 (Prere.)	29,900	32,586
	Clark County NV School District GO	5.000%	6/15/20	14,335	15,315
	Clark County NV School District GO	5.000%	6/15/21	8,980	9,589
	Clark County NV School District GO	5.000%	6/15/22	14,655	15,642
	Clark County NV School District GO	5.000%	6/15/22	10,000	10,674
	Clark County NV School District GO	5.000%	6/15/23	16,360	17,451
	Clark County NV School District GO	5.000%	6/15/23	15,000	16,000
	Clark County NV School District GO	5.000%	6/15/25	12,445	13,508
	Clark County NV Water Reclamation District GO	5.375%	7/1/18 (Prere.)	2,985	3,283
	Clark County NV Water Reclamation District GO	5.000%	7/1/20	3,695	4,294
	Clark County NV Water Reclamation District GO	5.000%	7/1/21	3,880	4,619
3	Clark County NV Water Reclamation District GO TOB VRDO	0.440%	5/6/16	6,000	6,000
4	Las Vegas NV GO	4.000%	6/1/18	3,110	3,315
4	Las Vegas NV GO	4.000%	6/1/19	3,235	3,535
4	Las Vegas NV GO	4.000%	6/1/20	3,360	3,753
4	Las Vegas NV GO	4.000%	6/1/21	3,500	3,977
4	Las Vegas NV GO	5.000%	6/1/21	1,400	1,658
	Las Vegas NV GO	5.000%	9/1/24	5,690	7,146
	Las Vegas NV GO	5.000%	9/1/25	6,070	7,719
4	Las Vegas NV GO	4.000%	6/1/30	4,610	5,195
4	Las Vegas NV GO	4.000%	6/1/31	4,795	5,364
4	Las Vegas NV GO	4.000%	6/1/32	4,990	5,531
	Las Vegas Valley Water District Nevada GO	4.000%	6/1/17	2,060	2,135

134

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,236
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	8,019
Las Vegas Valley Water District Nevada GO	5.000%	6/1/19	5,000	5,623
Las Vegas Valley Water District Nevada GO	5.000%	12/1/19	5,000	5,712
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	4,000	5,005
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	2,665	3,334
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,000	2,539
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,050	2,603
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,000	2,567
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	12,422
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	3,500	4,322
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,000	4,939
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	5,361
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,375
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	3,295	4,042
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	6,040	7,138
Las Vegas Valley Water District Nevada GO	4.750%	6/1/33 (4)	10,000	10,038
Las Vegas Valley Water District Nevada GO	5.000%	2/1/35	8,000	8,533
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	4,150	5,016
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	6,000	7,253
Las Vegas Valley Water District Nevada GO	5.000%	2/1/36	5,000	5,324
Nevada GO	5.000%	4/1/22	17,000	20,604
Nevada GO	5.000%	11/1/23	28,500	35,597
Nevada GO	5.000%	4/1/24	17,595	22,085
Nevada GO	5.000%	11/1/25	34,000	43,202
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/19	7,000	8,003
Reno NV Health Facility Revenue (Dignity Health Obligated Group)	5.250%	7/1/31	4,000	4,153
Reno NV Hospital Revenue (Washoe Medical Center Project)	5.500%	6/1/28 (2)	1,750	1,896
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/32	4,435	5,484
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	7,750	9,488
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/35	1,750	2,132
				561,064
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24	6,000	6,891
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,504
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,243
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,370
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	5.000%	10/1/32	6,000	6,304
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/27	2,500	2,870
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.500%	7/1/20	10,000	11,356
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	6.000%	1/1/31	10,000	11,496
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/18	1,010	1,086
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/19	1,010	1,124
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/19	1,500	1,697
				47,941
New Jersey (3.2%)
Bergen County NJ GO	5.000%	10/15/21	2,500	3,022
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23 (14)	10,000	12,691
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23 (2)	3,635	4,594
Essex County NJ Improvement Authority Revenue	5.250%	12/15/24 (2)	3,720	4,781
Jersey City NJ GO	5.000%	3/1/20	1,610	1,809
Jersey City NJ GO	5.000%	3/1/21	1,200	1,378
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,950
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/24 (4)	1,000	1,170
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/26 (4)	2,205	2,528
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/27 (4)	2,500	2,837
New Jersey COP	5.000%	6/15/17	4,840	5,050
New Jersey COP	5.250%	6/15/28	4,675	5,101
New Jersey COP	5.250%	6/15/29	1,000	1,089
New Jersey Economic Development Authority Revenue	5.000%	6/15/21	16,500	18,234
New Jersey Economic Development Authority Revenue	5.000%	6/15/22	25,000	27,750
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	4,930	5,495
New Jersey Economic Development Authority Revenue	5.250%	6/15/32	5,000	5,534
New Jersey Economic Development Authority Revenue	5.250%	6/15/33	8,495	9,368
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	13,359
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24	7,500	8,296
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16 (ETM)	23,815	24,470

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	14,570	14,934
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/18	22,500	24,158
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,500	12,011
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	17,410	18,929
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,779
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	9,073
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,489
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	60,905
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,098
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,263
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	22,250
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,545
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	9,659
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	5,946
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,502
3	New Jersey Economic Development Authority Revenue (School Facilities Construction)
	TOB VRDO	0.530%	5/6/16 (12)	3,065	3,065
	New Jersey Economic Development Authority Revenue(Provident Group-Montclair
	Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/18	2,000	2,122
	New Jersey Economic Development Authority Revenue(Provident Group-Montclair
	Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/19	2,000	2,220
	New Jersey Economic Development Authority Revenue(Provident Group-Montclair
	Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/20	2,000	2,229
	New Jersey Economic Development Authority Revenue(Provident Group-Montclair
	Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/25	5,000	5,634
	New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/24 (4)	2,000	2,450
	New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/25 (4)	3,000	3,708
	New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/26 (4)	3,075	3,764
	New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/28 (4)	2,495	3,015
	New Jersey Educational Facilities Authority Revenue (Kean University)	5.250%	9/1/29	25,170	28,093
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/16	4,700	4,737
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/19	7,280	8,251
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20	8,300	9,701
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21	6,785	8,153
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/27	2,965	3,531
	New Jersey Educational Facilities Authority Revenue (Seton Hall University) VRDO	0.250%	5/6/16 LOC	2,000	2,000
	New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	7,122
	New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	6,675
	New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,376
	New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	12,015
	New Jersey GO	5.250%	7/1/16 (14)	1,500	1,512
	New Jersey GO	5.000%	8/15/20	30,000	34,153
	New Jersey Health Care Facilities Financing Authority Lease Revenue
	(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/21	8,140	9,013
	New Jersey Health Care Facilities Financing Authority Lease Revenue
	(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	3,415	3,796
	New Jersey Health Care Facilities Financing Authority Lease Revenue
	(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25	12,965	14,272
	New Jersey Health Care Facilities Financing Authority Lease Revenue
	(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26	12,505	13,646
	New Jersey Health Care Facilities Financing Authority Lease Revenue
	(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28	13,835	14,984
	New Jersey Health Care Facilities Financing Authority Lease Revenue
	(Marlboro Psychiatric Hospital Project)	5.000%	9/15/29	2,735	2,957
	New Jersey Health Care Facilities Financing Authority Lease Revenue
	(Marlboro Psychiatric Hospital Project)	5.000%	9/15/33	5,000	5,356
	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	8,483
	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	9,291
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.625%	7/1/23	3,700	4,164
	New Jersey Health Care Facilities Financing Authority Revenue
	(Hackensack University Medical Center)	5.000%	1/1/19	2,610	2,834
	New Jersey Health Care Facilities Financing Authority Revenue
	(Hackensack University Medical Center)	5.000%	1/1/20	2,120	2,351
	New Jersey Health Care Facilities Financing Authority Revenue
	(Hackensack University Medical Center)	5.000%	1/1/22	1,500	1,676
	New Jersey Health Care Facilities Financing Authority Revenue
	(Hospital Asset Transformation Program)	5.500%	10/1/23	12,860	13,961
	New Jersey Health Care Facilities Financing Authority Revenue
	(Hospital Capital Asset Pooled Program) VRDO	0.410%	5/6/16 LOC	7,700	7,700
	New Jersey Health Care Facilities Financing Authority Revenue
	(Hospital Capital Asset Pooled Program) VRDO	0.410%	5/6/16 LOC	2,800	2,800

136

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/20	3,000	3,456
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/21	2,000	2,349
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/22	2,000	2,390
New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group)	5.000%	7/1/26	1,000	1,180
New Jersey Health Care Facilities Financing Authority Revenue
(Palisades Medical Center Obligated Group)	5.000%	7/1/26	5,000	5,644
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/24	2,000	2,452
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/25	1,345	1,664
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/26	1,800	2,246
New Jersey Health Care Facilities Financing Authority Revenue (South Jersey Hospital)	5.000%	7/1/18	1,925	1,939
New Jersey Health Care Facilities Financing Authority Revenue (South Jersey Hospital)	5.000%	7/1/23	2,520	2,538
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.000%	7/1/29	3,360	3,454
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	22,610
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.240%	5/2/16 LOC	1,000	1,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.380%	5/6/16 LOC	3,400	3,400
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20	4,605	4,857
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17 (ETM)	100	106
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17	9,900	10,383
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/18 (Prere.)	20	22
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/24	2,035	2,118
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20	7,105	7,769
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	2,025	2,253
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23	2,500	2,796
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/24	3,265	3,672
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/25	6,000	6,760
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/27	5,000	5,665
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/28	5,025	5,655
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/29	5,000	5,608
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	2,500	2,759
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/34	5,000	5,502
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/17	1,250	1,315
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	15,000	15,842
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	1,530	1,644
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	7,545	8,212
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,610	1,766
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	5,000	5,485
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,540	1,689
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19 (14)	25,000	27,809
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	3,825	4,183
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20	9,350	10,462
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	29,395	32,646
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	9,000	10,217
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20 (14)	30,000	34,047
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	12,100	13,590
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,378
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	14,375	16,331
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	25,000	28,767
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	30,900	34,944
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	3,770	4,263
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	29,000	33,227
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	2,500	2,847
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24 (14)	25,000	30,177
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	18,240	20,544
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	1,000	688
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	72,680	49,988
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	48,285	29,960
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28	3,500	3,793
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	17,500	19,494
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/32	14,250	15,735
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	21,745
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	4,961
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	16,546
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,484
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	20,460	24,007
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	23,540	27,546
Rutgers State University New Jersey Revenue VRDO	0.240%	5/2/16	5,785	5,785
Rutgers State University New Jersey Revenue VRDO	0.260%	5/2/16	10,235	10,235

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/16 (ETM)	2,400	2,454
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/16	5,190	5,292
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	1,320	1,552
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,819
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,225
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28	2,000	2,241
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28	1,205	1,390
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/29	1,500	1,723
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30	1,000	1,143
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/31	1,170	1,331
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/32	1,000	1,135
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/34	1,000	1,128
Sussex County NJ GO	5.000%	2/15/23	5,485	6,776
Sussex County NJ GO	5.000%	2/15/24	4,356	5,480
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/16	14,585	14,642
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/17	15,925	16,653
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/18	16,975	17,736
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19	30,805	32,161
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23	50,897	51,768
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	28,410	28,624
Tobacco Settlement Financing Corp. New Jersey Revenue	0.000%	6/1/41	243,000	64,395
West Deptford Township NJ GO	5.000%	7/1/24 (4)	1,210	1,268
West Deptford Township NJ GO	5.000%	7/1/25 (4)	1,260	1,319
West Deptford Township NJ GO	5.000%	7/1/26 (4)	1,000	1,047
				1,615,758
New Mexico (0.3%)
Albuquerque NM GO	5.000%	7/1/24	4,615	5,835
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners Project) PUT	1.875%	4/1/20	16,000	16,274
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners Project) PUT	1.875%	4/1/20	35,000	35,652
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/18	16,440	17,654
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/19	5,990	6,586
New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19	1,500	1,711
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20	1,500	1,689
New Mexico Finance Authority Transportation Revenue	5.000%	12/15/16	7,260	7,463
New Mexico GO	5.000%	3/1/23	15,925	19,761
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/24	900	1,124
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/25	1,000	1,261
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/26	1,025	1,278
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/27	1,435	1,772
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/29	3,000	3,653
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/30	3,000	3,642
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/31	3,685	4,452
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/32	2,500	3,007
				132,814
New York (15.3%)
Amherst NY Development Corp. Student Housing Facility Revenue	3.500%	10/1/19	1,185	1,273
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/21	2,575	2,838
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/22	2,680	2,933
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	7,702
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/26	6,775	8,096
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/27	8,560	10,212
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/29	6,315	7,518
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/31	2,500	2,915
Freeport NY GO	5.000%	1/15/20	2,070	2,358
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18 (14)	2,900	2,977
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18 (14)	1,335	1,370

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric System Revenue	5.750%	4/1/19 (Prere.)	20,000	22,804
Long Island NY Power Authority Electric System Revenue	5.000%	4/1/23	5,800	6,319
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	10,000	11,845
2 Long Island NY Power Authority Electric System Revenue PUT	0.954%	11/1/18	18,650	18,543
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/16	4,630	4,631
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/20	3,500	4,038
Monroe County NY Industrial Development Corp. Mortgage Revenue
(Unity Hospital Rochester Project)	5.500%	8/15/23	2,405	2,415
Nassau County NY GO	5.000%	4/1/22	14,850	17,630
Nassau County NY GO	4.000%	10/1/22	8,755	9,695
Nassau County NY GO	5.000%	4/1/23	15,665	18,979
Nassau County NY GO	4.000%	10/1/23	5,245	5,781
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/21	2,605	3,000
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/25	1,350	1,617
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/27	3,090	3,632
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,893
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/25	3,485	4,211
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,433
New York City NY GO	5.000%	8/1/16 (Prere.)	225	228
New York City NY GO	5.000%	8/1/16	5,000	5,058
New York City NY GO	5.000%	2/1/17 (Prere.)	8,425	8,707
New York City NY GO	4.000%	8/1/17	1,000	1,042
New York City NY GO	5.000%	8/1/17 (Prere.)	115	121
New York City NY GO	5.000%	8/1/17 (Prere.)	1,555	1,640
New York City NY GO	5.000%	8/1/17	8,950	9,436
New York City NY GO	5.000%	8/1/17 (Prere.)	1,095	1,155
New York City NY GO	5.000%	8/1/17	7,610	8,023
New York City NY GO	5.000%	10/1/17 (Prere.)	590	627
New York City NY GO	5.250%	8/15/18 (Prere.)	2,130	2,348
New York City NY GO	5.450%	4/1/19 (Prere.)	1,690	1,914
New York City NY GO	5.000%	6/1/19	8,675	9,761
New York City NY GO	5.000%	8/1/19	17,870	20,214
New York City NY GO	5.000%	8/1/19	12,130	12,785
New York City NY GO	5.000%	8/1/19	5,000	5,656
New York City NY GO	5.000%	8/1/19	4,500	5,090
New York City NY GO	5.000%	8/1/19	3,100	3,507
New York City NY GO	5.000%	8/1/19	32,000	36,197
New York City NY GO	5.000%	8/1/20	3,895	4,102
New York City NY GO	5.000%	8/1/20	8,445	8,895
New York City NY GO	5.000%	8/1/20	32,355	36,854
New York City NY GO	5.000%	8/1/20	5,000	5,826
New York City NY GO	5.000%	8/1/20	14,000	16,313
New York City NY GO	5.250%	9/1/20	8,815	9,742
New York City NY GO	5.000%	10/1/20	855	906
New York City NY GO	5.000%	2/1/21	3,875	3,999
New York City NY GO	5.250%	3/1/21	4,255	4,807
New York City NY GO	5.000%	8/1/21	9,600	10,136
New York City NY GO	5.000%	8/1/21	22,840	23,117
New York City NY GO	5.000%	8/1/21	59,135	67,358
New York City NY GO	5.000%	8/1/21	5,000	5,970
New York City NY GO	5.000%	8/1/21	10,000	11,940
New York City NY GO	5.000%	8/1/21	4,000	4,776
New York City NY GO	5.000%	8/1/21	5	5
New York City NY GO	5.000%	8/1/21	15,750	18,350
New York City NY GO	5.250%	9/1/21	14,250	15,748
New York City NY GO	5.000%	10/1/21	7,545	9,043
New York City NY GO	5.000%	8/1/22	6,740	8,218
New York City NY GO	5.000%	8/1/22	2,500	3,048
New York City NY GO	5.000%	8/1/22	32,000	36,405
New York City NY GO	5.000%	8/1/22	5,955	6,285
New York City NY GO	5.000%	8/1/22	7,415	9,041
New York City NY GO	5.000%	8/1/22	6,400	7,803
New York City NY GO	5.000%	8/1/22	18,475	21,476
New York City NY GO	5.000%	8/1/22	6,020	6,998
New York City NY GO	5.250%	8/15/22	25,250	27,812
New York City NY GO	5.000%	8/1/23	2,000	2,267

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY GO	5.000%	8/1/23	3,690	4,598
	New York City NY GO	5.000%	8/1/23	7,740	9,644
	New York City NY GO	5.000%	8/1/23	3,905	4,842
	New York City NY GO	5.000%	8/1/23	5,650	7,005
	New York City NY GO	5.000%	8/1/23	11,000	13,322
	New York City NY GO	5.250%	8/15/23	21,820	23,987
	New York City NY GO	5.000%	10/1/23	4,430	5,384
	New York City NY GO	5.000%	4/1/24	17,335	20,813
	New York City NY GO	5.000%	8/1/24	8,085	9,378
	New York City NY GO	5.000%	8/1/24	5,310	6,348
	New York City NY GO	5.000%	8/1/24	16,990	21,374
	New York City NY GO	5.000%	8/1/24	20,000	25,038
	New York City NY GO	5.000%	8/1/24	4,000	4,838
	New York City NY GO	5.250%	8/15/24	23,815	26,146
	New York City NY GO	5.000%	10/1/24	5,000	6,007
	New York City NY GO	5.000%	10/1/24	4,500	5,462
	New York City NY GO	5.000%	8/1/25	3,630	4,617
	New York City NY GO	5.000%	8/1/25	15,500	19,714
	New York City NY GO	5.000%	8/1/25	3,300	3,945
	New York City NY GO	5.000%	8/1/25	5,000	6,042
	New York City NY GO	5.000%	10/1/25	10,985	13,319
	New York City NY GO	5.000%	4/1/26	10,000	11,986
	New York City NY GO	5.000%	4/1/26	3,590	4,022
	New York City NY GO	5.000%	8/1/26	9,735	11,987
	New York City NY GO	5.000%	8/1/26	14,215	17,504
	New York City NY GO	5.000%	8/1/26	5,000	6,035
	New York City NY GO	5.000%	10/1/26	23,890	28,934
	New York City NY GO	5.000%	4/1/27	14,780	17,689
2	New York City NY GO	0.810%	8/1/27	16,500	16,484
	New York City NY GO	5.000%	8/1/27	6,585	8,062
	New York City NY GO	5.000%	8/1/27	4,705	5,609
	New York City NY GO	5.000%	10/1/27	15,000	18,154
	New York City NY GO	5.000%	8/1/28	18,000	21,439
	New York City NY GO	5.000%	8/1/28	9,300	11,425
	New York City NY GO	5.000%	3/1/29	27,590	33,463
	New York City NY GO	5.000%	5/15/29	7,900	8,855
	New York City NY GO	5.000%	8/1/29	9,715	11,781
	New York City NY GO	5.000%	3/1/30	16,230	19,587
	New York City NY GO	5.000%	8/1/30	5,380	6,545
	New York City NY GO	5.000%	8/1/30	10,655	12,887
	New York City NY GO	5.000%	8/1/30	6,845	8,279
	New York City NY GO	5.000%	8/1/30	23,000	27,111
	New York City NY GO	5.000%	3/1/31	33,315	40,050
	New York City NY GO	5.450%	4/1/31	4,870	5,518
	New York City NY GO	5.000%	10/1/31	34,050	40,127
	New York City NY GO	5.000%	8/1/32	1,475	1,727
	New York City NY GO	5.000%	8/1/33	5,000	5,990
	New York City NY GO VRDO	0.280%	5/2/16 LOC	6,400	6,400
	New York City NY GO VRDO	0.280%	5/2/16	9,000	9,000
	New York City NY GO VRDO	0.280%	5/2/16 LOC	11,105	11,105
	New York City NY GO VRDO	0.290%	5/2/16	2,000	2,000
	New York City NY GO VRDO	0.320%	5/2/16	33,300	33,300
	New York City NY GO VRDO	0.320%	5/2/16	4,100	4,100
	New York City NY GO VRDO	0.420%	5/6/16	78,000	78,000
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/24	3,500	4,000
	New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	19,200	21,502
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/26	12,940	15,627
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28	17,300	20,885
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	22,000	26,494
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30	12,500	14,993
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	34,510	35,986
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.000%	2/15/48	9,000	9,283
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	30,821
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	41,586
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	5,000	6,180
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	49,054
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	5,195
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	3,889
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,482
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	35,680
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	10,334

140

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	28,853
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,488
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	20,477
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	59,807
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,415	12,549
3 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.440%	5/6/16	5,435	5,435
3 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.450%	5/6/16	2,000	2,000
3 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.490%	5/6/16	21,055	21,055
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.270%	5/2/16	8,800	8,800
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.280%	5/2/16	14,250	14,250
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.280%	5/2/16	2,500	2,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.280%	5/2/16	3,285	3,285
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.310%	5/2/16	6,900	6,900
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.310%	5/2/16	5,000	5,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.320%	5/2/16	900	900
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.320%	5/2/16	1,000	1,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.370%	5/6/16	7,350	7,350
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/24	15,830	20,323
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/28	6,000	7,534
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/17	5,150	5,310
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/17	6,335	6,665
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/19	3,875	4,302
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/23	4,440	4,946
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/24	7,040	7,837
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/25 (14)	10,170	10,465
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/25	13,090	14,651
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/25	10,085	12,908
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/26 (14)	7,620	7,841
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	10,520	11,772
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	8,185	9,159
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/27	4,615	5,164
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/28	3,465	3,861
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28	11,000	13,688
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/29	3,550	3,786
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29	5,000	6,175
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/30	9,500	10,491
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30	9,000	11,161
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30	5,000	6,145
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	18,000	20,909
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	6,000	7,151
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	5,270	6,440
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	3,950	4,697
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	5,000	6,082
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	10,000	12,109
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	10,000	12,134
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	10,000	12,054
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	10,000	12,076
3 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.410%	5/6/16 LOC	9,950	9,950
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16 (Prere.)	3,250	3,288
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16 (Prere.)	51,100	51,692
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16 (Prere.)	2,500	2,529
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	4,580	4,790
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	12,000	12,786
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	8,965	9,552
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	6,500	7,189
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	5,000	5,530
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	15,000	16,590
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	2,695	3,030
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	9,835	11,224
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	3,570	4,074
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,535	2,893
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	13,500	15,836
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	6,000	7,038
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	16,030	19,288
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	30,000	34,412
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/22	8,395	9,470
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/23	16,740	20,773
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/23	14,000	17,530

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/24	6,000	7,050
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	1,985	2,527
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	12,220	15,554
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	15,550	18,727
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	1,000	1,204
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	6,000	7,226
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	20,000	25,457
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	14,245	17,783
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	13,770	17,557
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	10,030	12,789
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25	4,285	5,035
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	6,007
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	6,007
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,500	6,608
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,795	12,685
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,290	12,055
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	2,635	3,155
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	8,620	10,320
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/26	8,255	9,790
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	1,435	1,713
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	4,000	4,774
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	10,000	11,968
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	25,675	29,927
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/28	5,000	6,216
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	7,000	8,810
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	12,000	14,558
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	8,000	9,290
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	19,000	22,697
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	24,475	28,957
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	8,000	9,896
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	12,700	15,131
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	13,750	16,757
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	16,500	19,521
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	4,270	5,161
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	17,500	20,802
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	12,150	14,746
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	13,700	16,790
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	15,910	19,242
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	27,325	32,948
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	11,150	13,601
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	10,000	12,162
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	22,020	26,522
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	13,290	16,173
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	3,000	3,618
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/36	4,000	4,845
3	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.430%	5/2/16	11,450	11,450
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.290%	5/2/16	5,800	5,800
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.320%	5/2/16	22,900	22,900
	New York City NY Trust for Cultural Resources Revenue
	(Lincoln Center for the Performing Arts Inc.)	5.250%	12/1/18	7,600	8,431
	New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	6,333
	New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	15,572
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31	14,000	16,764
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	19,500	24,758
	New York Metropolitan Transportation Authority Revenue	5.750%	7/1/18	1,975	2,191
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	2,685	2,858
	New York Metropolitan Transportation Authority Revenue	5.500%	11/15/21 (4)	15,900	19,624
5	New York Metropolitan Transportation Authority Revenue	0.866%	11/1/22 (4)	9,600	9,300
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,800	7,235
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	5,000	6,192
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23 (4)	10,000	10,655
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,550	8,039
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,525	2,684
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	10,000	12,545
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	6,505	7,906
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,250	2,436
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	31,000	37,780
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	10,000	11,814
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,330	1,619
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,500	1,772
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	5,355	6,494

142

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	15,000	17,722
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	2,300	2,787
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	3,000	3,248
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	3,850	4,531
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	1,695	2,051
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	3,885	4,206
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	1,500	1,653
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/27	22,625	26,792
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	15,000	18,037
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	20,500	25,826
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/28	9,000	10,658
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	13,635	16,337
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/29	20,730	24,548
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	10,260	12,275
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,735	15,236
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,125	14,218
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30	5,500	6,948
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30	24,500	28,952
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/31	8,000	9,015
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	7,000	8,452
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	8,500	10,169
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	5,500	6,571
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	5,480	6,523
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	12,705	15,124
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	5,000	5,990
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	13,055	15,484
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34	19,605	23,169
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	22,761
3 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.450%	5/6/16 (13)	6,550	6,550
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.160%	11/1/17	18,000	18,012
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.360%	11/1/19	8,000	8,040
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	7,359
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	12,448
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,675
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	13,063
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	13,762
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	13,625
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,392
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	12,559
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/29	11,500	14,866
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30	15,000	19,319
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.280%	5/2/16 LOC	2,085	2,085
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,672
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18	19,425	20,738
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,325
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,128
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	2,500	3,038
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,405
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/19	8,040	9,114
2 New York Metropolitan Transportation Authority Revenue PUT	0.991%	11/1/16	12,500	12,506
2 New York Metropolitan Transportation Authority Revenue PUT	1.131%	11/1/17	8,805	8,821
2 New York Metropolitan Transportation Authority Revenue PUT	0.770%	11/15/17	31,200	31,073
New York Metropolitan Transportation Authority Revenue VRDO	0.290%	5/2/16 LOC	3,800	3,800
New York Metropolitan Transportation Authority Revenue VRDO	0.875%	11/1/22 (4)	600	581
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,659
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,314
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/24	2,000	2,370
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/28	3,925	4,505
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29	2,320	2,730
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29	2,125	2,440
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/30	4,330	4,972
3 New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)
TOB VRDO	0.440%	5/6/16	5,820	5,820
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/18 (Prere.)	2,570	2,808
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/19	430	470
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/20 (Prere.)	215	251
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/21	4,785	5,533
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/22	5,340	6,156
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/25	6,100	7,019
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/21	19,375	23,432
New York State Dormitory Authority Revenue (Cornell University) VRDO	0.400%	5/6/16	6,525	6,525

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28	1,070	1,268
New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/29	1,625	1,931
New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/30	1,200	1,413
New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16	18,000	18,140
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/24	9,345	11,394
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	6,500	7,804
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/29	10,000	11,929
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/30	4,500	5,342
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	12,000	14,111
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,786
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,178
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,174
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/17 (Prere.)	5	5
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	3,000	3,292
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	5,030	5,520
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	3,195	3,300
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20 (ETM)	10	12
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20	13,280	15,459
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/25 (4)	2,735	2,997
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	4,004
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17 (Prere.)	8,000	8,405
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17 (Prere.)	4,000	4,202
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17 (Prere.)	3,300	3,467
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/21	1,500	1,725
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/20	2,000	2,015
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/16 (14)	3,500	3,532
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/18 (Prere.)	2,000	2,182
New York State Dormitory Authority Revenue (New York University)	6.000%	7/1/19 (14)	1,700	1,961
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/22	3,445	3,887
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	9/15/16 (Prere.)	390	397
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	9/15/16 (Prere.)	230	234
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	9/15/16 (Prere.)	16,430	16,710
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	9/15/16 (Prere.)	9,770	9,936
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/16 (Prere.)	5,000	5,138
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/17 (Prere.)	2,565	2,664
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	36,270	40,268
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/19	3,075	3,439
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	23
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20	33,000	35,690
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/20	2,000	2,358
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	12,060	13,866
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	34,650	37,447
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	920	1,123
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	3,835	4,681
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	1,340	1,636
New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,707
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23	8,500	10,506
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	4,695	5,639
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	35,885	45,020
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25	8,500	10,736
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	20,000	25,436
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	19,540	23,398
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	10,000	12,530
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	30,480	38,628
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	17,630	20,797
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	2,585	3,049
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	10,300	12,558
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	10,035	12,452
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	20,000	25,075
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	30,650	36,117
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	15,000	18,832
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	2,875	3,195
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	5,790	6,216
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	20,000	22,224
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	25,000	29,412
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	11,580	14,412
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	10,000	12,232

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	25,000	29,368
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	18,905	22,309
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	10,000	12,170
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	1,000	1,130
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	32,000	37,131
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	20,740	25,284
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	17,240	20,378
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32	7,500	8,828
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	1,070	1,271
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,135	12,061
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	36,795	43,944
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,837
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	3,475	3,943
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	10,000	11,351
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	10,000	11,666
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	750	894
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,494
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	7,000	8,129
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	500	607
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	16,355	19,613
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,522
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	19,435	23,171
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,226
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,210
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	7,604
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,828
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,200
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	9,100
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,206
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	750	894
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,851
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	4,500	5,258
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	500	592
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27 (4)	400	474
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	425	500
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28 (4)	200	235
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29	500	585
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/18	11,570	12,593
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/20	6,815	7,733
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/21	17,750	20,140
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/22	3,050	3,457
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/22	9,200	11,170
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28	10,865	13,003
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29	3,000	3,590
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/30	1,000	1,186
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/18	4,465	4,826
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/19	4,800	5,373
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/20	15,275	17,642
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	16,000	19,009
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	19,505	23,746
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	2,650	3,295
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	20,500	25,947
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	35,000	44,978
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	33,787
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	38,979
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	0.700%	5/1/32 (10)	21,250	19,391
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	0.700%	5/1/32 (10)	3,050	2,787
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	0.700%	5/1/32 (10)	12,025	11,003
New York State Energy Research & Development Authority Pollution Control Revenue
(Niagara Mohawk Corp.)	1.092%	12/1/25 (2)	7,000	6,694
New York State Energy Research & Development Authority Pollution Control Revenue
(Niagara Mohawk Corp.)	1.100%	7/1/29 (10)	900	854
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,092
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	17,806
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/19	4,000	4,523
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27	10,000	11,947

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27	5,000	6,146
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/28	11,460	13,635
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29	17,830	21,166
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30	26,230	31,004
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/31	3,670	4,322
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/16	3,825	3,833
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	10	12
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/23	3,785	4,510
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/24	3,470	4,128
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/25	6,030	7,141
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/27	3,345	3,921
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/28	6,150	7,223
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/29	5,315	6,216
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/30	1,835	2,133
New York State GO	4.500%	2/1/17	14,125	14,552
New York State GO	4.500%	2/1/18	24,735	26,418
New York State GO	4.500%	2/1/19	10,670	11,765
New York State GO	5.000%	2/1/30	3,000	3,412
New York State GO	5.000%	2/15/30	20,000	23,513
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17 (4)	2,410	2,507
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17	600	623
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/19	6,640	7,454
New York State Thruway Authority Revenue	5.000%	5/1/19	12,270	13,747
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	9,556
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	8,551
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	10,679
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	24,986
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	8,231
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	6,650	6,920
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	5,650	5,880
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	10/1/17 (Prere.)	11,395	12,102
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	14,357
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	4,745	5,232
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	11,338
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	5,655	6,233
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,567
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	5,043
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	25,277
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,815
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,789
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	31,693
New York State Thruway Authority Revenue (Personal Income Tax)	5.250%	9/15/17 (Prere.)	7,115	7,570
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	9/15/18 (Prere.)	19,395	21,360
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/21	5,495	6,063
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/29	7,000	7,775
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/22	22,710	26,153
New York State Urban Development Corp. Revenue	5.250%	1/1/17	12,000	12,375
New York State Urban Development Corp. Revenue	5.250%	1/1/18	36,140	38,862
New York State Urban Development Corp. Revenue	5.250%	1/1/22	7,500	8,227
New York State Urban Development Corp. Revenue	4.375%	3/15/22	9,020	9,881
New York State Urban Development Corp. Revenue	5.000%	12/15/22	2,000	2,228
New York State Urban Development Corp. Revenue	5.000%	12/15/23	2,615	2,913
New York State Urban Development Corp. Revenue	5.000%	1/1/26	7,910	8,603
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/17 (Prere.)	4,955	5,305
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	1,775	1,918
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	27,000	29,169
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	22,204
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	4,185	4,681
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/19	40,760	46,673
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	10,000	11,537

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	41,518
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,112
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	20,919
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	18,695	22,701
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	26,120
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23	11,150	13,781
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/23	2,225	2,379
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	35,500	44,602
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	52,210	66,049
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	40,000	50,196
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	21,735
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	23,638
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	7,723
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	17,301
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,578
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	30,000	36,968
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	19,161
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	33,567
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	36,816
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	33,372
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34	30,000	36,486
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/35	21,620	26,173
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18	8,000	8,569
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18	24,275	26,003
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/19	3,625	4,022
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	7,584
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/20	8,165	9,343
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21	11,345	13,030
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/22	5,120	5,877
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/25	15,000	16,416
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.410%	5/6/16	7,215	7,215
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/17	250	259
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/18	280	300
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/19	350	386
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	1,250	1,559
Port Authority of New York & New Jersey Revenue	5.000%	10/15/29	5,500	6,886
Port Authority of New York & New Jersey Revenue	5.250%	7/15/30	18,635	22,042
Port Authority of New York & New Jersey Revenue	5.000%	10/15/31	27,175	33,852
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33	1,000	1,209
Port Authority of New York & New Jersey Revenue	5.000%	10/15/35	7,000	8,552
3 Port Authority of New York & New Jersey Revenue TOB VRDO	0.440%	5/6/16	1,220	1,220
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.500%	12/1/28	25,000	25,218
Suffolk County NY GO	5.000%	5/15/21 (4)	9,280	10,880
Syracuse NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.527%	12/1/29 (2)	4,375	3,937
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	13,040	13,095
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	5,000	5,225
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/16	2,000	2,051
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	5/15/18 (Prere.)	4,550	4,949
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	11,000	13,828
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/24	15,000	19,173
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/25	24,975	27,498
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/26	15,000	18,089
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/28	15,000	17,980
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	7,415	8,166
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	14,900	18,444
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	8,350	10,294
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	2,045	2,483
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	3,460	4,200
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	6,065	7,441
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	8,215	9,933
3 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.450%	5/6/16	4,950	4,950
United Nations Development Corp. New York Revenue	5.000%	7/1/21	7,200	8,059
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/29	33,000	40,605
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31	5,140	6,303
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	20,825	25,982
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	24,860	31,046
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	15,000	18,655
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	48,500	59,939
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	50,905	62,614

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	30,000	36,727
	Westchester County NY GO	5.000%	7/1/21 (ETM)	240	288
	Westchester County NY GO	5.000%	7/1/21	11,740	14,088
	Westchester County NY GO	5.000%	7/1/21 (ETM)	335	402
	Westchester County NY Health Care Corp. Revenue	6.000%	11/1/20 (Prere.)	870	1,061
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30	1,935	2,180
	Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30	130	150
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	2,600	3,070
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/32	2,375	2,795
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/33	2,965	3,474
					7,610,366
North Carolina (1.2%)
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/19	2,515	2,826
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/20	5,280	6,108
	Cabarrus County NC Installment Financing Contract Revenue	4.000%	4/1/18	650	690
	Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/19	500	558
	Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/20	1,810	2,079
	Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/21	1,310	1,545
	Charlotte NC COP	5.000%	6/1/16	2,000	2,008
	Charlotte NC GO	5.000%	7/1/16	5,000	5,039
	Charlotte NC GO	5.000%	12/1/19	7,780	8,922
	Charlotte NC GO	5.000%	7/1/22	3,280	4,031
	Charlotte NC GO	5.000%	7/1/23	3,355	4,114
3	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
	(Carolinas HealthCare System) TOB VRDO	0.430%	5/6/16	3,350	3,350
	Durham Capital Financing Corp. North Carolina Limited Obligation Revenue	5.000%	6/1/33	3,210	3,841
	Guilford County NC GO	5.000%	2/1/21	5,000	5,934
	Guilford County NC GO	5.000%	3/1/22	3,220	3,924
	Mecklenburg County NC COP	4.750%	2/1/19 (Prere.)	2,500	2,769
	Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	3,390	3,778
	Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,200	1,337
	Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,000	1,114
	Mecklenburg County NC GO	5.000%	2/1/17	3,635	3,758
	Mecklenburg County NC GO	5.000%	3/1/17	1,000	1,037
	Mecklenburg County NC GO	5.000%	3/1/19 (Prere.)	3,715	4,147
	Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,329
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/27 (4)	9,900	11,002
	North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,615
	North Carolina Capital Improvement Revenue	5.000%	5/1/17	11,115	11,606
	North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	17,408
	North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	17,813
	North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	16,028
	North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	34,830
	North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	32,674
	North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (Prere.)	22,510	25,011
	North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,373
	North Carolina GAN	5.000%	3/1/21	2,060	2,420
	North Carolina GAN	5.000%	3/1/24	13,000	16,088
	North Carolina GAN	5.000%	3/1/25	19,100	23,914
	North Carolina GAN	5.000%	3/1/27	5,955	7,333
	North Carolina GAN	5.000%	3/1/29	15,000	18,218
	North Carolina GAN PUT	4.000%	3/1/18	11,000	11,458
	North Carolina GO	5.000%	6/1/16	15,050	15,113
	North Carolina GO	5.000%	9/1/16	1,165	1,183
	North Carolina GO	5.000%	3/1/17	1,925	1,997
	North Carolina GO	5.000%	3/1/17 (Prere.)	700	726
	North Carolina GO	5.000%	3/1/17 (Prere.)	9,300	9,641
	North Carolina GO	5.000%	5/1/18	11,900	12,926
	North Carolina GO	5.000%	6/1/19	14,515	16,383
	North Carolina GO	5.000%	6/1/19	5,000	5,644
	North Carolina GO	4.000%	5/1/23	39,470	46,517
	North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/17 (Prere.)	10,000	10,327
	North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/18 (4)	9,675	10,001
	North Carolina Medical Care Commission Health Care Facilities Revenue
	(Cape Fear Valley Health System)	5.000%	10/1/21	8,610	9,972
	North Carolina Medical Care Commission Health Care Facilities Revenue
	(Cape Fear Valley Health System)	5.000%	10/1/22	9,155	10,724
	North Carolina Medical Care Commission Health Care Facilities Revenue
	(Novant Health Obligated Group)	5.000%	11/1/30	2,435	2,746

148

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group) VRDO	0.500%	5/6/16	17,700	17,700
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/28	1,250	1,515
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/29	2,000	2,408
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	14,567
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20	1,375	1,580
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21	5,000	5,728
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22	5,000	5,699
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	5.000%	6/1/23	1,825	2,117
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	5.000%	6/1/25	1,035	1,185
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.250%	1/1/18 (ETM)	5,000	5,370
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.250%	1/1/18 (Prere.)	3,085	3,317
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.250%	1/1/18 (Prere.)	2,000	2,150
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	3,205	3,558
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/30	1,295	1,423
North Carolina Revenue	5.000%	11/1/19	5,000	5,707
North Carolina State University at Raleigh General Revenue	5.000%	10/1/25	2,655	3,334
University of North Carolina University System Revenue	5.250%	10/1/19 (Prere.)	1,720	1,975
University of North Carolina University System Revenue	5.250%	10/1/19 (Prere.)	1,590	1,826
Wake County NC GO	5.000%	2/1/20	7,500	8,643
Wake County NC GO	5.000%	3/1/21	5,125	6,096
Wake County NC Limited Obligation Revenue	5.000%	6/1/28	3,000	3,362
Wake County NC Public Improvement GO	5.000%	9/1/21	2,400	2,892
				584,081
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,500	1,787
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,000	1,192
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,300	1,549
				4,528
Ohio (2.7%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/32	7,500	8,478
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/27	5,830	7,029
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/17	14,645	15,434
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	30,000	34,699
3 Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.440%	5/6/16	5,160	5,160
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.300%	5/2/16 LOC	4,200	4,200
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/17 (ETM)	3,885	4,021
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/17	2,885	2,983
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	16,520	17,846
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	11,430	12,936
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25	10,000	11,313
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/28	1,035	1,107
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,842
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/29	6,120	7,271
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	9,145	10,650
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/32	13,480	15,650
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/18	16,000	17,235
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/19	13,050	14,559
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/20	10,310	11,780
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/19 (Prere.)	5,000	5,570
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	7,000	7,803
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.125%	6/1/24	6,345	6,115
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/30	3,115	3,029
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,280
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,433
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,926
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,686
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	12,387
4 Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,510	1,756
4 Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	1,075	1,266
Cleveland OH GO	5.000%	12/1/18	1,000	1,102
Cleveland OH GO	5.000%	12/1/19	1,780	2,020
Cleveland OH Income Tax Revenue	5.000%	10/1/28	5,005	6,131
Cleveland OH Income Tax Revenue	5.000%	10/1/29	4,800	5,857
Cleveland OH Income Tax Revenue	5.000%	10/1/30	10,020	12,168
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,993
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,193

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	2,365	2,422
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,900	3,994
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	7,300	7,477
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,875	3,969
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,780	3,871
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	2,135	2,187
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	3,555	3,640
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	6,765	6,924
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	3,630	3,713
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	3,570	3,652
Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,885
Cleveland OH Water Revenue	5.000%	1/1/25	2,500	2,985
Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,678
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/29	5,000	5,830
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/30	5,225	6,048
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/31	8,640	10,002
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/32	9,060	10,420
Cleveland-Cuyahoga County OH Port Authority Revenue
(Carnegie/89th Garage & Service Center LLC Project) VRDO	0.440%	5/6/16 LOC	1,500	1,500
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.410%	5/6/16	3,250	3,250
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.420%	5/6/16	2,535	2,535
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.420%	5/6/16	2,700	2,700
Cleveland-Cuyahoga County OH Port Authority Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.440%	5/6/16 LOC	1,100	1,100
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,050
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,153
Columbus OH City School District School Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,177
Columbus OH GO	5.000%	7/1/16	2,500	2,520
Columbus OH GO	5.000%	2/15/21	7,190	8,535
Columbus OH GO	5.000%	2/15/22	3,000	3,643
Columbus OH GO	5.000%	7/1/24	5,655	7,204
Columbus OH GO	5.000%	8/15/24	10,295	13,143
Columbus OH GO	5.000%	7/1/25	15,095	19,494
Columbus OH GO	5.000%	7/1/26	19,795	25,873
Columbus OH Metropolitan Library Special Obligation Revenue	5.000%	12/1/24	1,325	1,537
Columbus OH Regional Airport Authority Airport Revenue
(Oasbo Expanded Asset Program) VRDO	0.410%	5/6/16 LOC	1,310	1,310
Columbus OH Regional Airport Authority Airport Revenue
(Oasbo Expanded Asset Program) VRDO	0.410%	5/6/16 LOC	1,000	1,000
Columbus OH Regional Airport Authority Revenue (Pooled Financing Program) VRDO	0.410%	5/6/16 LOC	2,995	2,995
Columbus OH Sewer Revenue	5.000%	6/1/29	12,000	15,264
Columbus OH Sewer Revenue	5.000%	6/1/30	10,250	12,908
Columbus OH Sewer Revenue	5.000%	6/1/32	3,400	4,261
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20	7,000	8,175
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21	7,300	8,475
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/26	1,500	1,822
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,424
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,885
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,481
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,715	4,584
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	6,610	7,601
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	3,470	3,990
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	2,500	2,875
Dayton OH City School District GO	5.000%	11/1/21	9,210	11,015
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,706
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	11,000	12,229
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/20	6,000	7,009
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	7,000	8,682
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/29	5,000	6,170
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	8,640	10,622
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/31	10,000	12,242
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/32	10,000	12,189
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/33	10,000	12,137
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.500%	5/6/16 LOC	1,300	1,300
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.400%	5/6/16	18,400	18,400
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.400%	5/6/16	12,700	12,700
Franklin County OH Hospital Revenue (Nationwide Hospital) VRDO	0.400%	5/6/16	6,350	6,350
Hamilton County OH Economic Development Revenue (University of Cincinnati Lessee Project)	5.000%	6/1/16 (Prere.)	5,000	5,020
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	8,156
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	22,961
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	18,996
Huber Heights OH City School District GO	4.750%	12/1/19 (Prere.)	890	1,011

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Huber Heights OH City School District GO	4.875%	12/1/19 (Prere.)	150	171
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,145
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,145
Kent State University Ohio Revenue	5.000%	5/1/29	1,000	1,161
Kent State University Ohio Revenue	5.000%	5/1/30	1,750	2,032
Kent State University Ohio Revenue	5.000%	5/1/31	4,000	4,637
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/25	2,675	3,218
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/26	1,170	1,394
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/28	2,255	2,651
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/29	1,745	2,040
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	6,850
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	6,850
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,845
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,845
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,967
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.750%	11/15/31	6,000	7,266
Miami University of Ohio General Receipts Revenue	5.000%	9/1/31	2,000	2,325
3 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.580%	5/6/16	6,565	6,565
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.280%	5/2/16	8,000	8,000
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.280%	5/2/16	2,200	2,200
Ohio Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project) VRDO	0.410%	5/6/16 LOC	1,900	1,900
Ohio Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project) VRDO	0.420%	5/6/16 LOC	1,200	1,200
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/19	5,000	5,687
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/26	1,975	2,209
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	4/1/17	5,565	5,802
Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/30	1,475	1,702
Ohio Capital Facilities Lease-Appropriation Revenue
(Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/23	2,075	2,538
Ohio Common Schools GO	5.000%	9/15/19	9,655	10,976
Ohio Common Schools GO	5.000%	6/15/20	7,730	9,003
Ohio Common Schools GO VRDO	0.390%	5/6/16	12,620	12,620
Ohio GO	5.000%	5/1/16 (Prere.)	7,710	7,712
Ohio GO	5.000%	8/1/16	3,000	3,035
Ohio GO	5.000%	9/1/16	2,870	2,914
Ohio GO	5.000%	9/15/16	5,415	5,507
Ohio GO	5.000%	9/15/16	5,130	5,218
Ohio GO	5.000%	9/15/19	9,025	10,269
Ohio GO	5.000%	4/1/21	4,440	5,242
Ohio GO	5.000%	9/15/24	12,500	15,894
Ohio GO VRDO	0.390%	5/6/16	10,100	10,100
Ohio GO VRDO	0.420%	5/6/16	5,040	5,040
Ohio Higher Education GO	5.000%	5/1/16 (Prere.)	7,405	7,407
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group)	5.000%	1/1/29	4,500	5,305
3 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) TOB VRDO	0.440%	5/6/16	10,300	10,300
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) VRDO	0.260%	5/2/16	1,870	1,870
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) VRDO	0.280%	5/2/16	13,435	13,435
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) VRDO	0.280%	5/2/16	6,900	6,900
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) VRDO	0.290%	5/2/16	22,200	22,200
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	1,880	2,002
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	980	1,043
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/26	3,020	3,205
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	27,286
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	2,500	2,566
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	11,013
Ohio Highway Capital Improvements GO	5.000%	5/1/19	5,000	5,630
Ohio Highway Capital Improvements GO	5.000%	5/1/27	10,220	12,306
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/27	9,330	10,377
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/28	11,670	13,008
3 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.440%	5/6/16	12,400	12,400
Ohio Housing Finance Agency Residential Mortgage Revenue	6.125%	9/1/28	1,205	1,258
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16	5,000	5,029
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16 (4)	5,000	5,029
Ohio Major New State Infrastructure Project Revenue	5.500%	6/15/18 (Prere.)	4,000	4,402
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/22	5,235	6,415
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23	3,250	3,949

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/27	3,150	3,878
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/28	3,310	4,048
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/29	3,475	4,220
Ohio State University General Receipts Revenue	5.000%	12/1/18 (Prere.)	250	277
Ohio State University General Receipts Revenue	5.000%	12/1/19 (Prere.)	215	246
Ohio State University General Receipts Revenue	5.000%	12/1/20	3,535	4,036
Ohio State University General Receipts Revenue	5.000%	12/1/26	2,250	2,483
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	9,000	10,501
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	2,008
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,400
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,643
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	8,134
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	6/1/18 (Prere.)	3,585	3,902
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,666
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,612
Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/18	3,000	3,327
3 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.510%	5/6/16	5,880	5,880
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp. Project) PUT	2.200%	6/1/16	10,000	10,008
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/24	3,325	4,212
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,171
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,733
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,910
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,947
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,465
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,779
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,421
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20	3,680	3,930
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.500%	2/15/28	17,000	18,262
University of Akron Ohio General Receipts Revenue	5.000%	1/1/23 (4)	8,010	9,032
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24 (4)	3,335	3,747
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25 (4)	2,500	2,802
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26 (4)	2,000	2,237
University of Akron Ohio General Receipts Revenue	5.000%	1/1/27 (4)	2,000	2,232
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28 (4)	2,500	2,809
University of Akron Ohio General Receipts Revenue	5.000%	1/1/31	2,175	2,549
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22	2,455	2,974
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/29	6,385	7,620
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/30	1,000	1,189
				1,348,464
Oklahoma (0.3%)
Norman OK Regional Hospital Authority Revenue	0.754%	9/1/22 (14)	11,700	10,910
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/23	2,500	3,102
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/24	1,500	1,890
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25	3,000	3,747
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	2,500	3,113
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/27	3,000	3,707
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/28	2,000	2,462
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/29	2,500	3,063
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/30	2,500	3,050
Oklahoma City OK GO	5.000%	3/1/17	7,335	7,609
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/23	1,500	1,874
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/31	4,255	5,177
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32	5,000	6,072
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/18 (Prere.)	12,100	13,262
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/25	2,000	2,526
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/26	1,000	1,250
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/27	1,750	2,169
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/28	1,750	2,154
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/29	1,750	2,144
Oklahoma Municipal Power Authority Power Supply System Revenue	5.875%	1/1/18 (Prere.)	1,045	1,134
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/31	1,495	1,790
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/32	3,770	4,497
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33	6,055	7,213

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	7,209
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,354
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/24	3,500	4,310
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/25	6,175	7,680
3 Tulsa County OK Industrial Authority Health Care Revenue (St. Francis Health System Inc.)
TOB VRDO	0.430%	5/6/16	7,041	7,041
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,233
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,577
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,311
University of Oklahoma Revenue	5.000%	7/1/32	670	774
				129,404
Oregon (0.8%)
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/30	550	650
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/36	2,500	2,883
Multnomah County OR School District GO	5.000%	6/15/19	18,000	20,321
Multnomah County OR School District GO	5.000%	6/15/20	21,515	25,038
Multnomah County OR School District GO	5.000%	6/15/21	36,255	43,300
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	3,520	3,948
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	2,220	2,490
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	1,750	1,963
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	3,130	3,510
Oregon Department of Administrative Services COP	5.000%	11/1/19	2,000	2,278
Oregon Department of Administrative Services COP	5.000%	11/1/20	9,660	11,021
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/17 (Prere.)	5,675	5,905
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	3,500	4,345
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	2,110	2,619
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	1,430	1,775
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	6,355	7,889
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/24	7,000	8,834
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	5,440	6,975
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	2,130	2,661
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	8,015	10,011
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/29	8,000	9,956
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	11,010	13,206
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31	6,200	7,240
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32	5,560	6,649
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33	5,545	6,611
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/24	3,000	3,840
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/27	2,000	2,532
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/28	5,500	6,917
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/29	9,500	11,885
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30	2,500	3,117
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20	6,085	7,070
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21	7,500	8,946
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/22	1,000	1,217
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,250	1,547
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/26	1,810	2,183
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	2,000	2,399
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/28	2,500	2,983
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/29	1,420	1,685
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/27	595	721
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/29	750	895
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/30	700	831
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/31	700	828
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/32	1,000	1,178
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/33	1,100	1,291
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/34	1,280	1,498
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/35	1,200	1,397
Oregon GO	5.000%	5/1/16	1,750	1,750
Oregon GO	5.000%	5/1/18	1,500	1,629
Oregon GO	5.000%	11/1/18	3,750	4,148
Oregon GO	5.000%	5/1/19	2,770	3,117
Oregon GO	5.000%	5/1/26	1,570	1,865
Oregon GO	5.000%	5/1/26	1,490	1,770
Oregon GO	5.000%	5/1/27	2,415	2,873
Oregon GO	5.000%	5/1/27	2,460	2,926
Oregon GO	5.000%	5/1/28	5,165	6,134
Oregon GO	5.000%	5/1/28	2,755	3,272
Oregon GO	5.000%	5/1/29	2,890	3,375
Oregon GO	5.000%	5/1/30	5,685	6,591

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oregon GO	5.000%	5/1/31	3,370	3,896
	Oregon GO	5.000%	5/1/31	1,760	2,035
	Oregon GO	5.000%	5/1/31	2,915	3,516
	Oregon GO	5.000%	5/1/32	2,060	2,477
	Oregon GO	5.000%	11/1/32	1,440	1,751
	Oregon GO (Oregon University System Projects)	5.250%	8/1/28	2,585	3,126
	Oregon GO (Oregon University System Projects)	5.250%	8/1/28	1,650	1,995
	Oregon GO (Oregon University System Projects)	5.250%	8/1/29	2,725	3,238
	Oregon GO (Oregon University System Projects)	5.250%	8/1/30	2,865	3,397
	Oregon GO (Oregon University System Projects)	5.250%	8/1/30	2,050	2,431
	Oregon GO (Oregon University System Projects)	5.250%	8/1/31	3,015	3,565
	Port of Portland OR International Airport Revenue	5.000%	7/1/29	1,650	2,040
	Port of Portland OR International Airport Revenue	5.000%	7/1/30	1,000	1,228
	Port of Portland OR International Airport Revenue	5.000%	7/1/32	1,065	1,295
	Port of Portland OR International Airport Revenue	5.000%	7/1/34	3,000	3,600
	Portland OR Sewer System Revenue	5.000%	6/1/20	43,210	50,284
					406,362
Pennsylvania (4.3%)
	Allegheny County PA GO	5.000%	11/1/29	15,000	16,885
	Allegheny County PA GO VRDO	0.410%	5/6/16 LOC	11,000	11,000
	Allegheny County PA Higher Education Building Authority University Revenue
	(Duquesne University)	5.500%	3/1/21 (Prere.)	1,290	1,556
	Allegheny County PA Higher Education Building Authority University Revenue
	(Duquesne University)	5.500%	3/1/21 (Prere.)	2,720	3,280
	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center)	1.133%	2/1/21	14,115	14,090
3	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB VRDO	0.430%	5/6/16 LOC	2,000	2,000
	Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	20,348
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/23	3,400	4,168
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/24	2,500	3,102
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24	2,795	3,204
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,569
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	3,740	4,141
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,302
	Beaver County PA Industrial Development Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.200%	7/1/16	4,500	4,507
	Beaver County PA Industrial Development Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.500%	6/1/17	4,500	4,540
	Beaver County PA Industrial Development Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	16,202
3	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)
	TOB VRDO	0.430%	5/6/16 LOC	4,800	4,800
	Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	6/1/19 (15)	2,000	2,237
	Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	2,161
	Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	2,257
	Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,795
	Central Bucks County PA School District GO	5.000%	5/15/20 (ETM)	625	726
	Central Bucks County PA School District GO	5.000%	5/15/20	1,645	1,904
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,521
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25	875	1,042
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32	7,000	8,102
	Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.250%	1/1/17 (ETM)	2,135	2,201
	Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.250%	1/1/17	240	247
	Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.500%	1/1/18 (ETM)	2,460	2,654
	Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.500%	1/1/18	275	296
	Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/19 (Prere.)	3,075	3,465
	Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/19 (Prere.)	3,770	4,273
	Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/20	340	379
	Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/21	420	470
	Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/29	14,800	16,956
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	3,880
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	4,069
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,260
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	2,070	2,108
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	6,000	6,108
	Delaware County PA GO	5.000%	10/1/17	2,250	2,389
	Delaware County PA GO	5.000%	10/1/18	2,360	2,603
	Delaware County PA GO	5.000%	10/1/21	1,645	1,976

154

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.430%	5/6/16	8,000	8,000
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23	4,850	5,600
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.380%	5/6/16 LOC	5,295	5,295
Emmaus PA General Authority Revenue VRDO	0.400%	5/6/16 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.420%	5/6/16 LOC	4,900	4,900
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.260%	5/2/16	5,200	5,200
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.270%	5/2/16	5,770	5,770
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.280%	5/2/16	14,600	14,600
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.280%	5/2/16	11,185	11,185
Lancaster County PA Hospital Authority Health System Revenue
(University of Pennsylvania Health System)	5.000%	8/15/26	6,540	8,300
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/28	1,420	1,771
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/29	1,385	1,719
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33	3,000	3,653
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/34	3,000	3,634
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33	5,750	6,756
Middletown PA School District GO	5.000%	3/1/31	3,030	3,500
Middletown PA School District GO	5.000%	3/1/32	3,375	3,886
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/29	6,995	8,059
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	7,000	8,190
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	5,765	6,366
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/27	6,000	6,934
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	8,500	9,637
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/23	8,000	9,136
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/24	4,365	5,022
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/25	3,800	4,372
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/26	3,250	3,768
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/27	3,000	3,442
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/29	3,850	4,358
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/31	8,350	9,412
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/32	9,055	10,185
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	4,000	4,042
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	3,250	3,284
Montour PA School District GO	5.000%	4/1/32 (4)	3,245	3,862
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	5.625%	7/1/30	3,750	3,868
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	5.750%	7/1/35	6,925	7,128
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/20	1,000	1,090
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.125%	8/15/21	1,000	1,091
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/22	1,000	1,091
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/23	1,500	1,632
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/24	3,000	3,255
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	465	475
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	3,110	3,554
Pennsylvania Economic Development Financing Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	19,484
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23	1,250	1,522
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24	3,000	3,707
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25	2,180	2,691
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26	3,000	3,674
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	4,705	5,712
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29	6,000	7,170
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	12,965	15,305
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	6,865	8,071

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33	10,000	11,708
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	11,603
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	4.000%	1/1/17	1,000	1,023
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/18	1,950	2,131
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/19	4,700	5,312
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20	20,000	22,639
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/21	10,000	11,097
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/22	15,000	15,318
Pennsylvania GO	5.000%	5/1/19	15,000	16,756
Pennsylvania GO	5.000%	7/1/19	14,925	16,759
Pennsylvania GO	5.000%	6/1/21	20,000	23,453
Pennsylvania GO	5.000%	7/1/21	32,365	38,017
Pennsylvania GO	5.375%	7/1/21	4,950	5,906
Pennsylvania GO	5.000%	6/1/22	19,450	23,213
Pennsylvania GO	4.000%	7/1/23	13,000	14,669
Pennsylvania GO	5.000%	11/15/23	4,705	5,600
Pennsylvania GO	5.000%	8/15/24	44,000	54,132
Pennsylvania GO	5.000%	3/15/25	7,000	8,660
Pennsylvania GO	5.000%	4/1/25	7,500	9,031
Pennsylvania GO	5.000%	3/15/28	21,000	25,372
Pennsylvania GO	4.000%	10/15/28	11,550	12,918
Pennsylvania GO	4.000%	8/15/29 (4)	17,000	19,054
Pennsylvania GO	4.000%	6/15/30	24,400	26,869
Pennsylvania GO	4.000%	8/15/30 (4)	19,000	21,167
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/20	2,560	2,970
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/21	1,830	2,111
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.280%	5/2/16 LOC	8,000	8,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.410%	5/6/16 LOC	2,755	2,755
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,995
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,506
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,724
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,686
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,948
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,961
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,467
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,354
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,323
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,625
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,486
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	3,500	4,081
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/19 (2)	2,935	3,328
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/27	700	829
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/28	1,650	1,943
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/30	500	585
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/32	1,000	1,164
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	3/1/21 (Prere.)	2,405	2,852
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/23	8,220	10,265
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/24	7,000	8,876
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/25	5,000	6,438
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/26	4,625	5,901
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/26	9,550	12,185
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/31	500	560
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/33	5,805	6,764
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/18	2,000	2,149
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/19	2,000	2,244
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20	1,500	1,742
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/18 (Prere.)	12,180	13,421
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/18 (Prere.)	17,530	19,316
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	12/1/16 (Prere.)	10,600	10,875
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	12/1/16 (Prere.)	11,130	11,419
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	12/1/16 (Prere.)	11,585	11,886
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	12/1/16 (Prere.)	3,430	3,519
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23 (4)	6,080	6,236

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24 (4)	6,620	6,788
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/26 (4)	6,640	6,794
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/23	1,770	2,147
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/24	1,825	2,210
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/25	2,190	2,634
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/26	2,165	2,587
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,278
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (Prere.)	2,500	2,721
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	12,345	13,499
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	8,585	9,661
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,535	3,978
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,520	5,094
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	4,715	5,342
2 Pennsylvania Turnpike Commission Revenue	1.680%	12/1/20	22,700	22,908
2 Pennsylvania Turnpike Commission Revenue	1.390%	12/1/21	37,500	37,244
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	18,985
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	16,109
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	27,855	34,026
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	11,910	14,631
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	37,630	46,226
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,250	1,430
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	9,845	12,057
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	2,320	2,831
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	1,500	1,716
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	1,975
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,275	6,437
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	1,335	1,527
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	5,140	6,206
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,788
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,205
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,141
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,608
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,030	3,602
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	7,635	9,142
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	55,143
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	2,000	2,397
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/30	5,000	5,952
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,000	4,765
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/31	6,890	8,167
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	25,500	30,226
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,785	4,487
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	1,500	1,698
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	7,200
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	11,696
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	14,615	17,227
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	31,195	36,819
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	3,836
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	9,950	11,681
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	4,871
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,940	5,736
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	23,000	27,069
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,620	3,008
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	4,000	4,651
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,633
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	4,000	4,615
3 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.530%	5/6/16 (12)	3,245	3,245
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/16	3,000	3,041
Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,256
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/26	5,000	6,039
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	6,500	8,041
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/25	7,820	9,781
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/26	12,860	15,921
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	6,750	8,283
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/28	3,500	4,257
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/29	2,500	3,021
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/34	3,250	3,833
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/35	7,135	8,367
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	4,065	4,313
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	6,400	7,855
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	13,262
Philadelphia PA GO	5.000%	8/1/23	7,310	8,831

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA GO	5.000%	8/1/26	9,000	11,005
Philadelphia PA GO	5.000%	8/1/29	5,000	5,926
Philadelphia PA Hospitals & Higher Education Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/20 (Prere.)	24,000	27,981
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.290%	5/2/16	6,300	6,300
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.290%	5/2/16	6,800	6,800
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.290%	5/2/16	12,900	12,900
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	6.250%	7/1/23	9,100	9,505
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/26	4,275	4,386
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/30	6,040	6,174
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	3,933
Philadelphia PA School District GO	5.000%	9/1/21	5,000	5,538
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,348
Philadelphia PA School District GO	5.000%	9/1/26	2,295	2,601
Philadelphia PA School District GO	5.000%	9/1/32	2,100	2,302
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	1,300	1,506
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,434
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/23	2,300	2,799
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/23	2,000	2,458
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/24	3,800	4,745
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	5,500	6,759
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/34	6,380	6,862
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/35	11,000	11,776
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.600%	5/6/16 (4)	49,340	49,340
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,211
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	17,165	18,979
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	12,835	13,866
3 Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.440%	5/6/16	9,710	9,710
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27	6,100	6,907
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28	5,000	5,626
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,385	17,622
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	4,905	5,586
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/24 (15)	2,635	3,253
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/25 (15)	2,880	3,560
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/26 (15)	3,445	4,207
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/27 (15)	3,130	3,785
State Public School Building Authority Pennsylvania College Revenue
(Montgomery County Community College)	5.000%	5/1/24	3,290	3,985
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue	5.000%	9/15/17	3,990	4,223
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.000%	9/15/19	2,650	2,983
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.500%	9/15/23	9,000	10,187
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/27	12,500	14,263
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/28	2,375	2,708
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/29	11,250	12,809
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/19	1,235	1,341
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20	1,330	1,487
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25	4,500	5,012
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/32	15,000	17,497
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/21	1,015	1,164
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/22	1,160	1,328
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/23	1,350	1,541
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/24	1,420	1,616
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/25	1,465	1,668
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/30	6,185	7,029
				2,160,508

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	10,430	10,570
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,428
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,615
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,199
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	10,000	10,378
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/21 (13)(3)	5,300	6,199
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	292
				75,681
Rhode Island (0.2%)
3 Narragansett RI Commission Wastewater System Revenue TOB VRDO	0.460%	5/6/16 LOC	5,000	5,000
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	11,806
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,272
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	22,363
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	27,971
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.500%	9/1/28	6,000	6,676
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	6.000%	9/1/33	5,500	6,246
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/26 (4)	4,900	4,915
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	3,074
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,435
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,731
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	7,120	7,162
				106,651
South Carolina (1.1%)
Aiken County SC Consolidated School District	5.000%	3/1/24	7,980	10,022
Beaufort County SC School District GO	5.000%	3/1/18	3,800	4,102
Beaufort County SC School District GO	5.000%	3/1/21	3,245	3,847
Berkeley County SC School District Revenue	5.000%	3/1/18	3,670	3,957
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,848
Charleston County SC GO	5.000%	11/1/21	2,765	3,346
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	3,105	3,186
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/27	10,000	12,242
Charleston SC Waterworks & Sewer Capital Improvement Revenue	5.000%	1/1/20	3,075	3,534
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/25	8,805	10,018
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/26	9,760	11,002
Florence County SC School District GO	5.000%	3/1/18	2,730	2,943
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/16	5,000	5,001
Greenville County SC Hospital Revenue (Greenville Hospital System)	4.125%	5/1/17	5,315	5,485
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/18	2,655	2,864
Greenville County SC School District Installment Revenue	5.500%	12/1/19	32,480	37,584
Greenville County SC School District Installment Revenue	5.000%	12/1/26	28,255	28,982
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/24	1,000	1,221
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/25	1,080	1,329
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26	6,220	7,222
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,207
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,481
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,176
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,929
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,200
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/26	4,000	4,885
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/29	3,390	4,060
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/30	5,210	6,202
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	11,376
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	8,888
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	7,618
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/23	1,335	1,615
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	2,031
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	14,467
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	2,000	2,455
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	4,088
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	3,000	3,721
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	9,227
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,793
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,189

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/23	2,000	2,463
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/24	2,300	2,862
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/26	2,000	2,446
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/27	2,500	3,032
South Carolina Educational Facilities Authority Revenue (Furman University) VRDO	0.280%	5/2/16	21,600	21,600
South Carolina GO	5.000%	4/1/18	2,400	2,599
South Carolina GO	5.000%	4/1/19	7,825	8,781
South Carolina GO	5.000%	4/1/19	2,495	2,800
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/18	2,000	2,134
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,808
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,711
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,475
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/27	11,740	13,643
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,561
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/28	7,850	9,074
South Carolina Public Service Authority Revenue	5.000%	12/1/16	7,225	7,413
South Carolina Public Service Authority Revenue	5.000%	12/1/23	10,000	12,347
South Carolina Public Service Authority Revenue	5.000%	12/1/24	13,900	17,396
South Carolina Public Service Authority Revenue	5.000%	12/1/25	5,615	7,001
South Carolina Public Service Authority Revenue	5.000%	12/1/27	4,295	5,270
South Carolina Public Service Authority Revenue	5.000%	12/1/28	15,130	18,444
South Carolina Public Service Authority Revenue	5.000%	12/1/29	6,065	7,356
South Carolina Public Service Authority Revenue	5.000%	12/1/30	10,510	12,683
South Carolina Public Service Authority Revenue	5.000%	12/1/30	5,000	6,123
South Carolina Public Service Authority Revenue	5.000%	12/1/31	13,980	16,798
South Carolina Public Service Authority Revenue	5.000%	12/1/32	8,535	10,211
South Carolina Public Service Authority Revenue	5.000%	12/1/33	10,465	12,458
South Carolina Public Service Authority Revenue	5.000%	12/1/34	20,000	23,960
South Carolina Public Service Authority Revenue	5.000%	12/1/35	9,310	11,081
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/24 (15)	1,000	1,224
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/25 (15)	1,440	1,777
				550,874
South Dakota (0.0%)
Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,186
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,751
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/23	650	796
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/24	650	804
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/25	600	731
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/26	675	815
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/27	1,025	1,224
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/28	825	980
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/29	1,415	1,673
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,238
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/34	8,250	9,554
				24,752
Tennessee (1.0%)
Chattanooga TN Electric System Revenue	5.000%	9/1/28	2,315	2,905
Chattanooga TN Electric System Revenue	5.000%	9/1/31	2,250	2,779
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/23	650	778
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/24	745	903
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/26	1,485	1,764
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/28	2,400	2,761
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/29	5,325	6,095
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/30	5,615	6,414
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/32	6,520	7,406
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/33	6,340	7,181
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/34	2,590	2,932
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/18 (Prere.)	6,045	6,563
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/18 (Prere.)	5,835	6,349
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/19	1,145	1,276
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/20	3,480	3,989
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/23	2,235	2,416
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/28	2,165	2,326
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/31	5,880	7,000
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/32	8,780	10,384
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/33	9,240	10,880

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/34	7,725	9,077
Knox County TN GO	5.000%	4/1/18	2,105	2,280
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,912
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,305
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,871
Memphis TN GO	5.000%	11/1/16 (Prere.)	4,000	4,090
Memphis TN GO	5.000%	5/1/28	3,145	3,702
Memphis TN GO	5.000%	5/1/30	1,715	2,004
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/16	3,825	3,855
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/18 (Prere.)	5,000	5,355
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	13,085	14,798
Metropolitan Government of Nashville & Davidson County TN Health
& Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27	1,000	1,107
Metropolitan Government of Nashville & Davidson County TN Health
& Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/35	5,000	5,876
2 Metropolitan Government of Nashville & Davidson County TN Health
& Educational Facilities Board Revenue (Vanderbilt University) PUT	1.010%	10/1/17	11,500	11,482
Shelby County TN GO	4.750%	3/1/18	5,525	5,938
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	112
Shelby County TN GO	5.000%	4/1/19	400	449
Shelby County TN GO	5.000%	4/1/24	2,000	2,519
Shelby County TN GO	5.000%	4/1/25	8,000	10,234
Shelby County TN GO	5.000%	4/1/26	4,000	5,182
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/18	7,180	7,818
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/19	2,000	2,240
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.300%	5/2/16 (4)	9,000	9,000
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.320%	5/2/16 (4)	16,400	16,400
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/21	5,000	5,041
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/22	5,000	5,041
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	24,340	24,679
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	39,340	41,458
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	57,705	62,966
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	50	59
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	10,135	11,870
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	10,960	13,033
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	5,815	6,947
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,550	1,919
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	18,000	21,636
Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,166
Tennessee GO	5.000%	8/1/17	3,165	3,340
Tennessee GO	5.000%	10/1/17	6,000	6,375
Tennessee GO	4.000%	8/1/18	2,500	2,686
Tennessee GO	5.000%	8/1/18	2,565	2,813
Tennessee GO	5.000%	8/1/19	4,000	4,540
Tennessee GO	5.000%	8/1/19	2,165	2,457
Tennessee GO	5.000%	8/1/20	2,500	2,926
Tennessee GO	5.000%	8/1/20	2,200	2,575
Tennessee GO	5.000%	8/1/21	3,420	4,113
Tennessee GO	5.000%	8/1/21	2,000	2,405
Tennessee GO	5.000%	8/1/22	2,000	2,463
Tennessee GO	5.000%	8/1/22	3,000	3,694
Tennessee GO	5.000%	8/1/23	3,525	4,431
Tennessee GO	5.000%	9/1/27	2,000	2,529
Tennessee GO	5.000%	9/1/27	4,300	5,438
Tennessee GO	5.000%	9/1/28	1,850	2,324
Tennessee GO	5.000%	9/1/29	1,000	1,250
Tennessee GO	5.000%	8/1/34	1,750	2,160
Tennessee GO	5.000%	8/1/35	2,000	2,457
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	2,380	2,547
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,000	3,689
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,520	4,402
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,500	3,174

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	6,415
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,612
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,913
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,950
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,746
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,853
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,403
				517,202
Texas (9.7%)
Aldine TX Independent School District GO	5.000%	2/15/20	5,000	5,748
Aldine TX Independent School District GO	4.000%	2/15/31	12,120	13,700
Aldine TX Independent School District GO	4.000%	2/15/32	12,660	14,225
Allen TX Independent School District GO	5.000%	2/15/31	1,000	1,242
Allen TX Independent School District GO	5.000%	2/15/32	1,000	1,237
Allen TX Independent School District GO	5.000%	2/15/35	7,350	8,973
Allen TX Independent School District GO	5.000%	2/15/36	6,345	7,697
Arlington TX Independent School District GO	5.000%	2/15/20	1,705	1,960
Arlington TX Independent School District GO	5.000%	2/15/24	4,500	5,635
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	24,215	23,710
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/23	1,250	1,522
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/24	1,000	1,235
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/25	1,500	1,874
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/26	1,000	1,242
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/28	1,750	2,136
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,760
Austin TX GO	5.000%	9/1/29	2,855	3,506
Austin TX GO	5.000%	9/1/30	1,240	1,517
Austin TX GO	5.000%	9/1/31	2,140	2,607
Austin TX GO	5.000%	9/1/33	4,315	5,212
Austin TX Independent School District GO	5.000%	8/1/30	1,225	1,501
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	2,500	2,867
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	350	420
Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	5,000	6,035
Austin TX Water & Wastewater System Revenue	5.000%	11/15/31	4,000	4,820
Austin TX Water & Wastewater System Revenue	5.000%	11/15/32	10,705	12,912
Austin TX Water & Wastewater System Revenue	5.000%	11/15/33	11,410	13,707
Austin TX Water & Wastewater System Revenue	5.000%	11/15/34	12,075	14,457
Bexar County TX GO	5.000%	6/15/20	3,400	3,946
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	12,892
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	12,677
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	13,549
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	13,893
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	14,238
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	14,565
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	4,600	4,618
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/17	250	256
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	250	264
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	735	793
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	1,550	1,701
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,150	1,316
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	1,170	1,311
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	750	844
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	725	849
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	4,650	3,501
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,925	3,364
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	6,490	4,689
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27	7,850	5,409
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28	5,500	3,627
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29	5,220	3,297
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30	4,355	2,638
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31	4,880	2,854
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/31	4,000	4,687
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	4,000	2,131
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	3,500	3,934
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	1,440	1,677
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34	4,000	2,024
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,245	1,443
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35	4,950	2,397
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	1,500	1,735
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37	5,525	2,455

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38	3,500	1,496
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39	4,500	1,825
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40	5,700	2,216
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25	5,080	5,987
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26	4,305	5,038
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27	5,995	6,967
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28	6,180	7,145
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,190	3,720
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30	6,535	7,523
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	9,664
Corpus Christi TX GO	4.000%	3/1/21	3,000	3,390
Corpus Christi TX GO	5.000%	3/1/24	6,180	7,678
Corpus Christi TX GO	5.000%	3/1/25	2,000	2,521
Corpus Christi TX GO	5.000%	3/1/29	5,235	6,307
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,586
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,908
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/20	2,720	3,130
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/23	9,695	11,936
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/24	8,000	9,710
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25 (2)	11,245	11,570
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25 (2)	11,245	11,570
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/18 (Prere.)	11,385	12,458
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/18 (Prere.)	14,130	15,462
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	2,295	2,804
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	1,195	1,450
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	2,160	2,610
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	1,300	1,580
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,977
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	9,249
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,597
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,824
Dallas TX GO	5.000%	2/15/22	22,840	27,597
Dallas TX GO	5.000%	2/15/22 (ETM)	45	55
Dallas TX GO	5.000%	2/15/23	11,000	13,555
Dallas TX GO	5.000%	2/15/24	8,500	10,644
Dallas TX GO	5.000%	2/15/25	3,000	3,815
Dallas TX GO	5.000%	2/15/28	5,635	6,991
Dallas TX GO	5.000%	2/15/34	3,000	3,618
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	20,592
Dallas TX Independent School District GO PUT	4.000%	2/15/18	15,000	15,837
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/18	2,000	2,204
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	10,000	12,033
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	2,740	2,805
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28	7,335	8,500
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/28	2,235	2,701
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29	6,360	7,362
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	14,950	17,993
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	14,195	16,792
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	6,680	7,729
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/30	12,500	15,002
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/31	7,750	9,146
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32	5,775	6,792
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33	9,000	10,549
Denton County TX GO	5.000%	7/15/21	1,500	1,788
Denton County TX GO	5.000%	7/15/24	1,500	1,891
Denton County TX GO	5.000%	7/15/25	1,555	1,986
Denton County TX GO	4.000%	7/15/32	3,000	3,360
Denton County TX GO	4.000%	7/15/33	2,000	2,228
Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	13,207
Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	13,567
Eagle Mountain & Saginaw TX Independent School District GO	4.550%	8/15/16 (Prere.)	13,610	13,772
Eagle Mountain & Saginaw TX Independent School District GO	4.550%	8/15/37 (4)	15,200	15,382
Fort Bend County TX GO	5.000%	3/1/19	4,970	5,524
Fort Bend County TX GO	5.000%	3/1/20	2,500	2,861
Fort Bend County TX GO	5.000%	3/1/21	2,750	3,229
Fort Worth TX GO	4.000%	3/1/18	1,490	1,579
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	5,000	5,906
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	7,147
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,330
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	7,131
Frisco TX GO	5.000%	2/15/19	2,010	2,245

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Frisco TX Independent School District GO	5.000%	8/15/16	4,205	4,262
	Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/31	2,875	2,530
	Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/32	5,320	4,673
	Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/33	18,100	15,854
	Gulf Coast TX Industrial Development Authority Revenue (ExxonMobil Project) VRDO	0.270%	5/2/16	1,800	1,800
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/16	12,000	12,319
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/17	17,000	18,174
	Harris County TX Cultural Education Facilities Finance Corp. Revenue
	(Methodist Hospital System) VRDO	0.280%	5/2/16	4,200	4,200
	Harris County TX Cultural Education Facilities Finance Corp. Revenue
	(Methodist Hospital System) VRDO	0.280%	5/2/16	10,100	10,100
	Harris County TX Cultural Education Facilities Finance Corp. Revenue
	(St. Luke’s Episcopal Health System)	5.000%	2/15/19 (ETM)	4,000	4,462
	Harris County TX Cultural Education Facilities Finance Corp. Revenue
	(St. Luke’s Episcopal Health System)	5.000%	2/15/19 (Prere.)	10,225	11,405
	Harris County TX Cultural Education Facilities Finance Corp. Revenue
	(St. Luke’s Episcopal Health System)	5.625%	2/15/19 (Prere.)	40,730	46,131
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/23	2,000	2,476
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/24	3,000	3,762
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/28	3,110	3,828
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/29	7,340	9,010
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/30	2,185	2,662
	Harris County TX Flood Control District GO	5.000%	10/1/26	6,000	7,519
	Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	6,222
	Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,709
	Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,460
	Harris County TX Flood Control District GO	5.000%	10/1/29	10,000	12,511
	Harris County TX GO	5.000%	10/1/16	4,755	4,846
	Harris County TX GO	5.000%	10/1/17	4,705	4,995
	Harris County TX GO	5.000%	10/1/17	4,000	4,246
	Harris County TX GO	5.000%	10/1/18	4,090	4,507
	Harris County TX GO	5.000%	10/1/20	1,020	1,195
	Harris County TX GO	5.000%	10/1/21	8,000	9,398
	Harris County TX GO	5.000%	10/1/25	5,755	7,382
	Harris County TX GO	5.000%	10/1/25	8,000	10,261
	Harris County TX GO	5.000%	10/1/27	6,335	8,008
	Harris County TX GO	5.000%	10/1/28	6,660	8,358
	Harris County TX GO	5.000%	10/1/29	6,490	8,101
	Harris County TX GO	5.000%	10/1/30	5,405	6,707
	Harris County TX GO	5.000%	8/15/34	3,120	3,780
	Harris County TX GO	5.000%	10/1/35	4,215	5,110
	Harris County TX GO	5.000%	10/1/36	6,545	7,887
	Harris County TX Health Facilities Development Corp. Hospital Revenue
	(Memorial Hermann Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	5,794
	Harris County TX Health Facilities Development Corp. Hospital Revenue (Texas Children’s Hospital)	5.000%	10/1/24	8,500	9,620
	Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.280%	5/2/16	3,600	3,600
	Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.280%	5/2/16	28,310	28,310
	Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	3,000	3,424
	Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	6,475	7,391
	Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	5,665	6,466
3	Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	0.530%	5/6/16	7,745	7,745
3	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue TOB VRDO	0.530%	5/6/16	6,660	6,660
	Harris County TX Metropolitan Transportation Authority Lease Revenue	5.625%	11/1/19	4,535	5,048
	Harris County TX Metropolitan Transportation Authority Lease Revenue	5.875%	11/1/20	3,640	4,083
	Harris County TX Metropolitan Transportation Authority Lease Revenue	6.000%	11/1/21	4,295	4,826
	Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	5,448
	Harris County TX Sports Authority Revenue	5.000%	11/15/24	1,480	1,806
	Harris County TX Sports Authority Revenue	5.000%	11/15/25	1,000	1,209
	Harris County TX Sports Authority Revenue	5.000%	11/15/26	1,000	1,199
	Harris County TX Sports Authority Revenue	5.000%	11/15/27	1,530	1,816
	Harris County TX Sports Authority Revenue	5.000%	11/15/28	5,100	6,080
	Harris County TX Sports Authority Revenue	5.000%	11/15/29	12,000	14,249
	Harris County TX Sports Authority Revenue	5.000%	11/15/30	5,000	5,911
	Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,271
	Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	4,072
	Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	26,647
	Houston TX Airport System Revenue	5.000%	7/1/16	1,500	1,511
	Houston TX Airport System Revenue	5.000%	7/1/18	1,750	1,903
	Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,910
	Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,324
	Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,176

164

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Airport System Revenue	5.000%	7/1/26 (14)	17,030	17,793
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,528
3 Houston TX Airport System Revenue TOB VRDO	0.440%	5/6/16	12,000	12,000
Houston TX Community College System GO	5.000%	2/15/17	1,000	1,035
Houston TX Community College System Revenue	5.000%	4/15/21 (10)	3,145	3,157
Houston TX GO	5.000%	3/1/21	2,000	2,338
Houston TX GO	5.000%	3/1/22	12,250	14,619
Houston TX GO	5.000%	3/1/22	5,000	5,967
Houston TX GO	5.000%	3/1/23	4,000	4,855
Houston TX GO	5.000%	3/1/23	16,680	19,905
Houston TX GO	5.000%	3/1/26	10,000	12,615
Houston TX GO	5.000%	3/1/26	10,000	12,370
Houston TX GO	5.000%	3/1/27	9,750	12,197
Houston TX GO	5.000%	3/1/30	4,000	4,844
Houston TX GO	5.000%	3/1/32	3,840	4,646
2 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) PUT	0.810%	5/16/16 (Prere.)	75,000	75,000
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/17 (2)	13,760	13,551
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/18 (2)	16,285	15,767
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21 (2)	22,720	19,689
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/26	1,650	2,013
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/28	2,090	2,511
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/29	1,500	1,792
Houston TX Independent School District GO	5.000%	2/15/19	2,000	2,232
Houston TX Independent School District GO	5.000%	2/15/20	4,500	5,173
Houston TX Independent School District GO	5.000%	2/15/20	6,000	6,905
Houston TX Independent School District GO	5.000%	2/15/21	15,895	18,766
Houston TX Independent School District GO	5.000%	2/15/24	8,000	10,017
Houston TX Independent School District GO	5.000%	2/15/25	5,000	6,347
Houston TX Independent School District GO	5.000%	2/15/26	7,595	9,749
Houston TX Independent School District GO	5.000%	2/15/27	10,375	13,221
Houston TX Utility System Revenue	5.000%	11/15/16	3,730	3,822
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	14,450
Houston TX Utility System Revenue	5.000%	5/15/23	7,000	8,632
Houston TX Utility System Revenue	5.000%	11/15/23	3,000	3,733
Houston TX Utility System Revenue	5.000%	5/15/24	9,000	11,268
Houston TX Utility System Revenue	5.000%	5/15/25	5,000	6,213
Houston TX Utility System Revenue	5.000%	11/15/27	6,000	7,463
Houston TX Utility System Revenue	5.250%	11/15/29	16,650	19,701
Houston TX Utility System Revenue	5.000%	11/15/30	15,000	18,773
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,437
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	17,261
Houston TX Utility System Revenue	4.000%	11/15/31	17,535	19,649
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	12,131
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	11,738
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,613
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	11,738
Houston TX Utility System Revenue	5.000%	11/15/34	3,800	4,592
Houston TX Utility System Revenue	5.000%	11/15/35	30,000	36,603
Houston TX Utility System Revenue	5.000%	11/15/36	20,040	24,286
2 Houston TX Utility System Revenue PUT	1.010%	8/1/16	4,375	4,375
2 Houston TX Utility System Revenue PUT	1.310%	5/1/20	10,000	9,959
Humble TX Independent School District GO	5.500%	2/15/24	14,235	18,381
3 Judson TX Independent School District GO TOB VRDO	0.450%	5/6/16 (12)	8,295	8,295
Katy TX Independent School District GO	5.000%	2/15/18	1,450	1,563
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	3,074
Lamar TX Consolidated Independent School District GO	5.000%	2/15/25	5,000	6,347
Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,807
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,381
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,478
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,763
Leander TX Independent School District GO	0.000%	8/16/24	8,500	7,275
Leander TX Independent School District GO	0.000%	8/16/25	10,000	8,322
Lone Star College System Texas GO	5.000%	2/15/21	3,650	4,305
Lone Star College System Texas GO	5.000%	2/15/21	1,140	1,344
3 Lone Star College System Texas GO TOB VRDO	0.440%	5/6/16	4,960	4,960
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	45	45
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17 (14)	65	65
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	119
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	30	30
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	11,471
	Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,921
	Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,380	2,668
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,576
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	11,251
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	16,323
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,906
	Lower Colorado River Authority Texas Transmission Contract Revenue
	(LCRA Transmission Services Corp.)	5.000%	5/15/24	1,025	1,267
	Lower Colorado River Authority Texas Transmission Contract Revenue
	(LCRA Transmission Services Corp.)	5.000%	5/15/25	1,350	1,685
	Lower Colorado River Authority Texas Transmission Contract Revenue
	(LCRA Transmission Services Corp.)	5.000%	5/15/31	1,635	1,941
	Lower Colorado River Authority Texas Transmission Contract Revenue
	(LCRA Transmission Services Corp.)	5.000%	5/15/32	1,400	1,654
	Lubbock TX GO	5.000%	2/15/23	700	848
	Lubbock TX GO	5.000%	2/15/27	5,735	6,684
	Lubbock TX GO	5.000%	2/15/29	4,335	5,052
	Lubbock TX GO	5.000%	2/15/30	6,660	7,632
	Lubbock TX GO	4.000%	2/15/31	1,500	1,663
	Lubbock TX GO	5.000%	2/15/31	4,120	4,721
	Lubbock TX GO	4.000%	2/15/32	1,425	1,573
	Lubbock TX GO	4.000%	2/15/33	1,000	1,103
	Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/16	4,865	4,902
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
	(Christian Care CentersInc. Project)	5.125%	2/15/30	1,000	1,111
	Montgomery County TX GO	5.000%	3/1/28	20,225	25,407
	Montgomery County TX GO	5.000%	3/1/31	16,450	20,275
	Montgomery County TX GO	5.000%	3/1/32	16,910	20,725
	New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
	(Wesleyan Homes Inc. Project)	5.000%	1/1/24	1,300	1,384
	New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
	(Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,500	1,587
	New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
	(Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,476
	New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
	(Tarleton State University Project)	5.000%	4/1/29	725	813
	New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
	(Tarleton State University Project)	5.000%	4/1/30	845	955
	New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
	(Tarleton State University Project)	5.000%	4/1/34	1,000	1,099
	New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
	(Tarleton State University Project)	5.000%	4/1/35	1,000	1,106
	New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
	(Texas A&M University Project)	5.000%	7/1/25	2,250	2,603
	New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
	(Texas A&M University Project)	5.000%	7/1/30	12,500	14,169
	New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
	(Texas A&M University Project)	5.000%	7/1/35	8,300	9,207
	North East TX Independent School District GO	5.000%	8/1/19	11,455	12,985
3	North East TX Independent School District GO TOB VRDO	0.410%	5/6/16 LOC	15,715	15,715
	North Harris County TX Regional Water Authority Revenue	5.125%	12/15/23	7,410	8,193
	North Harris County TX Regional Water Authority Revenue	5.125%	12/15/24	5,895	6,518
	North Harris County TX Regional Water Authority Revenue	5.125%	12/15/25	5,250	5,792
	North Harris County TX Regional Water Authority Revenue	5.125%	12/15/26	6,225	6,867
	North Harris County TX Regional Water Authority Revenue	5.125%	12/15/27	8,920	9,826
	North Harris County TX Regional Water Authority Revenue	5.125%	12/15/28	8,040	8,841
	North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	4,905
	North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,311
	North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	4,450	4,834
	North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	3,855	4,188
	North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	3,460	3,759
	North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	19,380	21,054
	North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	36,270	39,403
	North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	22,840	24,813
	North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	17,275	18,767
	North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	9,680	10,516
	North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	16,256
	North Texas Tollway Authority System Revenue	6.000%	1/1/20	2,720	2,940
	North Texas Tollway Authority System Revenue	6.000%	1/1/21	5,085	5,481

166

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System Revenue	6.000%	1/1/22	3,205	3,460
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,865	2,242
North Texas Tollway Authority System Revenue	5.000%	1/1/23	7,750	9,422
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	53,113
North Texas Tollway Authority System Revenue	5.000%	1/1/24	9,000	11,120
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,711
North Texas Tollway Authority System Revenue	6.000%	1/1/24	2,425	2,604
North Texas Tollway Authority System Revenue	5.000%	1/1/25	3,300	4,135
North Texas Tollway Authority System Revenue	5.000%	1/1/25	8,000	9,807
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,000	2,472
North Texas Tollway Authority System Revenue	6.000%	1/1/25	625	674
North Texas Tollway Authority System Revenue	6.000%	1/1/25	1,355	1,469
North Texas Tollway Authority System Revenue	6.000%	1/1/26	540	581
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,000	2,426
North Texas Tollway Authority System Revenue	6.000%	1/1/27	490	528
North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,642
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,516
North Texas Tollway Authority System Revenue	5.000%	1/1/29	5,000	6,051
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,919
North Texas Tollway Authority System Revenue	5.000%	1/1/30	5,250	6,169
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,689
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,540
North Texas Tollway Authority System Revenue	5.000%	1/1/31	10,940	12,805
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	14,270
North Texas Tollway Authority System Revenue	5.000%	1/1/31	15,180	18,018
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,673
North Texas Tollway Authority System Revenue	5.000%	9/1/31	28,500	33,296
North Texas Tollway Authority System Revenue	5.000%	1/1/32	48,000	56,768
North Texas Tollway Authority System Revenue	5.000%	1/1/33	48,500	57,154
North Texas Tollway Authority System Revenue	5.000%	1/1/34	33,000	38,721
Northside Independent School District Texas GO	4.000%	2/15/18	1,000	1,059
Northside Independent School District Texas GO	5.000%	2/15/23	3,110	3,829
Northside Independent School District Texas GO	5.000%	2/15/24	5,000	6,261
Northwest Independent School District Texas GO	5.000%	2/15/25	10,000	12,694
Northwest Independent School District Texas GO	5.000%	2/15/26	6,380	8,019
Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.425%	10/1/20	90	90
Pasadena TX GO	4.000%	2/15/29	1,000	1,128
Pasadena TX GO	4.000%	2/15/30	1,750	1,960
4 Plano TX Independent School District GO	5.000%	2/15/19	7,500	8,348
4 Plano TX Independent School District GO	5.000%	2/15/20	10,080	11,567
4 Plano TX Independent School District GO	5.000%	2/15/21	7,000	8,251
3 Port Arthur TX Independent School District GO TOB VRDO	0.440%	5/6/16 (12)	9,125	9,125
Richardson TX Independent School District GO	5.000%	2/15/21	3,000	3,546
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/17	16,100	16,913
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/18	18,985	20,655
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19	22,010	24,962
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	9,465	11,080
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	3,010	3,613
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	200	247
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	4,105	5,113
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/27	910	1,145
Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18 (14)	16,000	17,011
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/20	1,000	1,150
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	5,860	6,741
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	20,000	24,143
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	52,060	64,215
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,710	3,276
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/31	3,000	3,612
San Antonio TX GO	4.000%	2/1/17	16,075	16,496
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	5,995
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	6,359
San Antonio TX GO	5.000%	2/1/23	12,630	15,551
San Antonio TX GO	5.000%	2/1/25	10,000	12,706
San Antonio TX GO	5.000%	2/1/26	5,800	7,310
San Antonio TX GO	5.000%	2/1/26	2,500	3,100
San Antonio TX GO	5.000%	2/1/27	4,915	6,137
San Antonio TX GO	5.000%	2/1/27	1,750	2,152
San Antonio TX GO	5.000%	2/1/28	1,000	1,222
San Antonio TX GO	5.000%	2/1/29	1,250	1,520
Schertz-Cibolo-Universal City TX Independent School District GO	3.000%	2/1/18	2,060	2,141
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/20	2,250	2,567

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/22	9,100	10,345
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/29	4,375	4,948
	Spring Branch TX Independent School District GO	5.000%	2/1/20	7,000	8,038
	Spring Branch TX Independent School District GO	5.000%	2/1/20	3,830	4,398
	Spring Branch TX Independent School District GO	5.000%	2/1/21	2,500	2,948
	Spring TX Independent School District GO	5.000%	8/15/24	5,080	6,416
	Spring TX Independent School District GO	5.000%	8/15/25	3,655	4,677
	Spring TX Independent School District GO	5.000%	8/15/28	7,850	9,804
	Spring TX Independent School District GO	5.000%	8/15/29	4,315	5,365
	Spring TX Independent School District GO	5.000%	8/15/32	6,165	7,556
	Sugar Land TX GO	5.000%	2/15/30	3,445	3,930
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Baylor Scott & White Healthcare Project)	5.000%	11/15/28	3,750	4,664
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Baylor Scott & White Healthcare Project)	5.000%	11/15/29	5,500	6,822
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Baylor Scott & White Healthcare Project)	5.000%	11/15/30	3,000	3,708
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Baylor Scott & White Healthcare Project)	5.000%	11/15/31	1,500	1,845
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Baylor Scott & White Healthcare Project)	5.000%	11/15/32	2,750	3,368
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Baylor Scott & White Healthcare Project)	4.000%	11/15/34	3,000	3,272
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Baylor Scott & White Healthcare Project)	4.000%	11/15/35	3,500	3,805
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Baylor Scott & White Healthcare Project)	4.000%	11/15/36	2,000	2,165
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Methodist Hospitals of Dallas)	5.250%	10/1/31	21,880	26,327
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Scott & White Healthcare Project)	5.000%	8/15/20 (Prere.)	2,985	3,482
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Scott & White Healthcare Project)	5.000%	8/15/20 (Prere.)	13,495	15,741
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Scott & White Healthcare Project)	5.000%	8/15/20 (Prere.)	23,855	27,859
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	8,940
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	9,685
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,467
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	18,568
	Temple TX GO	5.250%	8/1/17 (Prere.)	1,525	1,613
	Temple TX GO	5.250%	8/1/17 (Prere.)	1,665	1,761
	Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/19	3,335	3,772
	Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/30	3,940	4,585
	Texas GO	5.000%	8/1/17	3,165	3,340
	Texas GO	5.000%	10/1/19	6,335	7,226
	Texas GO	5.000%	10/1/20	3,845	4,511
	Texas GO	5.000%	10/1/20	3,000	3,520
	Texas GO	5.000%	4/1/21	4,050	4,811
	Texas GO	5.000%	10/1/22	19,000	23,387
	Texas GO	5.000%	10/1/24	4,000	5,090
	Texas GO	5.000%	10/1/25	5,420	7,007
	Texas GO	5.000%	10/1/26	8,000	10,069
	Texas GO	5.000%	4/1/27	10,000	12,371
	Texas GO	5.000%	10/1/27	5,295	6,617
	Texas GO	5.000%	10/1/27	33,600	41,526
	Texas GO	5.000%	10/1/28	31,975	39,272
3	Texas GO TOB VRDO	0.470%	5/6/16	4,870	4,870
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	32,125	33,534
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	5,000	5,729
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	6,000	7,020
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21	10,510	12,289
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22	3,645	4,325
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23	8,000	9,401
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,650	1,984
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25	5,000	5,812
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	32,710	41,333
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	12,000	13,798
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	10,000	11,380
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/31	12,125	13,642
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/32	2,500	2,798
	Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	125	125

168

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)(ETM)	6,805	6,792
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	15,975	15,936
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	445	440
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)(ETM)	7,675	7,578
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	23,590	23,262
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	32,000	38,651
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	47,510	58,146
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/18	11,000	11,069
Texas State University System Financing System Revenue	5.000%	3/15/25	750	922
Texas State University System Financing System Revenue	5.000%	3/15/27	1,200	1,459
Texas State University System Financing System Revenue	5.000%	3/15/28	3,870	4,473
Texas State University System Financing System Revenue	5.000%	3/15/30	3,255	3,727
Texas State University System Financing System Revenue	5.000%	3/15/31	4,480	5,123
Texas Transportation Commission GO	5.000%	4/1/22	14,000	17,030
Texas Transportation Commission GO	5.000%	4/1/22	10,245	12,502
Texas Transportation Commission GO	5.000%	10/1/22	7,000	8,616
Texas Transportation Commission GO	5.000%	10/1/23	13,000	16,286
Texas Transportation Commission GO	5.000%	4/1/24	6,000	7,567
Texas Transportation Commission GO	5.000%	10/1/24	20,670	26,303
Texas Transportation Commission GO	5.000%	4/1/25	10,000	12,567
Texas Transportation Commission GO	5.000%	10/1/25	33,700	42,770
Texas Transportation Commission GO	5.000%	4/1/26	13,500	16,837
4 Texas Transportation Commission GO	5.000%	4/1/33	20,300	25,233
4 Texas Transportation Commission GO	5.000%	4/1/34	15,000	18,525
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/20	14,910	17,494
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/21	3,500	4,211
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/25	16,250	21,007
2 Texas Transportation Commission Mobility Fund GO PUT	0.790%	10/1/18	75,000	74,446
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	20,000	20,810
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	5,000	5,202
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	23,405	24,353
Texas Transportation Commission Revenue	5.000%	10/1/19	10,000	11,395
Texas Transportation Commission Revenue	5.000%	4/1/20	5,000	5,781
Texas Transportation Commission Revenue	5.000%	4/1/21	17,500	20,789
Texas Transportation Commission Revenue	5.000%	4/1/22	13,490	16,410
Texas Transportation Commission Revenue	5.000%	10/1/24	35,000	44,412
Texas Transportation Commission Revenue	5.000%	10/1/25	25,355	32,675
2 Texas Transportation Commission Revenue PUT	0.760%	4/1/17	12,000	11,991
3 Texas Transportation Commission Revenue TOB VRDO	0.440%	5/6/16	9,100	9,100
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/29	4,000	4,684
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/30	10,375	12,102
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/31	36,155	42,004
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32	15,000	17,682
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32	40,730	47,124
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	53,015	61,126
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	9,485	10,936
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (ETM)	3,515	3,333
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (2)	6,485	6,056
Texas Water Development Board Revenue	4.000%	4/15/20	2,300	2,573
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,310
Texas Water Development Board Revenue	5.000%	10/15/20	1,000	1,175
Texas Water Development Board Revenue	5.000%	4/15/21	4,950	5,886
Texas Water Development Board Revenue	5.000%	10/15/21	3,300	3,975
Texas Water Development Board Revenue	5.000%	10/15/31	8,000	9,989
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,271
Tomball TX Independent School District GO	5.000%	2/15/23	5,000	6,156
Tomball TX Independent School District GO	5.000%	2/15/24	10,000	12,564
University of Houston Texas Revenue	4.750%	2/15/18 (Prere.)	6,430	6,892
University of Houston Texas Revenue	4.750%	2/15/28 (4)	2,185	2,316
University of Houston Texas Revenue	4.000%	2/15/29	4,340	4,879
University of Houston Texas Revenue	5.000%	2/15/29	5,000	5,806
University of Houston Texas Revenue	4.000%	2/15/31	4,865	5,401
University of Houston Texas Revenue	4.000%	2/15/32	4,875	5,380
University of Texas Permanent University Fund Revenue	5.000%	7/1/19	24,000	27,143
University of Texas Permanent University Fund Revenue	5.000%	7/1/25	8,095	10,422
University of Texas Permanent University Fund Revenue	5.000%	7/1/26	6,250	7,964
University of Texas Permanent University Fund Revenue	5.000%	7/1/28	7,265	9,118
University of Texas System Revenue Financing System Revenue	4.750%	2/15/17 (Prere.)	4,585	4,734
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	9,785	10,127
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	2,700	3,161
University of Texas System Revenue Financing System Revenue	4.750%	8/15/30	6,610	6,811

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Texas System Revenue Financing System Revenue	5.000%	8/15/31	9,835	11,764
University of Texas System Revenue Financing System Revenue	5.000%	8/15/32	4,180	4,986
Williamson County TX GO	5.000%	2/15/23	6,000	7,260
				4,818,721
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/20	12,135	14,029
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	7,226
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,679
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,509
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	895
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	8,188
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,753
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/22	2,000	2,177
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/23	1,045	1,138
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.270%	5/2/16	9,600	9,600
Riverton UT Hospital Revenue (IHC Health Services Inc.)	5.000%	8/15/19	2,100	2,370
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/32	2,000	2,380
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,798
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	5,009
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	12,443
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,822
Utah GO	5.000%	7/1/16	3,320	3,346
Utah GO	4.500%	7/1/19	11,200	12,507
Utah GO	5.000%	7/1/19	19,000	21,514
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,350	1,678
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,230	2,748
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	2,250	2,744
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	9,005	10,915
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	6,680	8,038
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,515	5,411
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	10,330	12,314
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33	10,510	12,482
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34	7,105	8,425
Washington County UT School District GO	5.000%	3/1/21	6,150	7,309
				199,447
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project)	5.000%	6/1/18 (Prere.)	8,000	8,701
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project)	5.000%	11/1/31	4,130	4,932
				13,633
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,866
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,322
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,025	1,141
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,500	2,796
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/27	1,500	1,694
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,020	5,485
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	6,500	7,041
				26,345
Virginia (1.6%)
Arlington County VA GO	5.000%	8/15/19	1,000	1,136
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,875
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/22	7,945	9,741
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/24	5,195	6,578
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/33	2,000	2,420
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	5,000	5,786
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	4,890	5,659
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	9,730	11,260
Fairfax County VA GO	4.000%	10/1/19	5,800	6,422
Fairfax County VA GO	5.000%	10/1/20	1,000	1,176
Fairfax County VA GO	5.000%	10/1/21	1,000	1,208
Fairfax County VA GO	5.000%	10/1/23	10,000	12,614
Fairfax County VA GO	5.000%	10/1/24	10,000	12,839
Fairfax County VA GO	4.000%	10/1/25	4,000	4,827
Fairfax County VA GO	5.000%	10/1/25	5,000	6,482

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.000%	5/15/25	2,000	2,234
Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	13,198
Fairfax County VA Public Improvement GO	5.000%	4/1/18 (Prere.)	2,050	2,218
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	12,674
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	5,211
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	7,315	8,823
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	10,315	12,442
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	3,035
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,907
Hampton VA GO	5.000%	1/15/20	3,000	3,339
Henrico County VA GO	5.000%	7/15/21	4,900	5,886
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	2,982
Richmond VA GO	5.000%	7/15/16	4,120	4,160
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/21	2,500	2,954
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/22	3,040	3,657
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	1,400	1,640
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	10,375	11,793
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/26	1,475	1,716
4 Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/25	1,000	1,224
4 Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/26	1,700	2,088
4 Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/27	1,500	1,819
4 Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/28	1,550	1,866
4 Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,175
4 Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/34	2,500	2,933
4 Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/35	2,500	2,926
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,434
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	15,000	15,045
3 University of Virginia Revenue TOB VRDO	0.310%	5/2/16	4,300	4,300
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,665	5,964
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,335	5,617
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	5,396
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,955	6,269
Virginia Beach VA GO	4.000%	9/15/20	6,195	7,020
Virginia Beach VA GO	5.000%	5/1/22	4,300	5,266
Virginia Beach VA GO	5.000%	5/1/23	4,300	5,371
Virginia Beach VA GO	5.000%	5/1/24	4,300	5,470
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/17	1,000	1,034
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/18	10,595	10,947
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	18,575	20,687
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	10,415	11,599
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/22	1,000	1,207
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/28	5,840	6,868
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	405	411
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	430	436
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	450	457
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	475	482
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	495	502
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	7,605	7,721

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Virginia College Building Authority Educational Facilities Revenue
	(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	8,000	8,122
	Virginia College Building Authority Educational Facilities Revenue
	(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	8,405	8,533
	Virginia College Building Authority Educational Facilities Revenue
	(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	8,845	8,979
	Virginia College Building Authority Educational Facilities Revenue
	(Public Higher Education Financing Program)	5.000%	9/1/16 (Prere.)	8,610	8,741
	Virginia College Building Authority Educational Facilities Revenue
	(Public Higher Education Financing Program)	5.000%	9/1/19	2,000	2,269
	Virginia College Building Authority Educational Facilities Revenue
	(Public Higher Education Financing Program)	5.000%	9/1/20	3,715	4,338
	Virginia College Building Authority Educational Facilities Revenue
	(Public Higher Education Financing Program)	5.000%	9/1/22	18,000	22,027
	Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22	2,000	2,416
	Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/24	2,790	3,430
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24	21,000	25,558
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/24	1,800	2,208
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/25	5,035	6,173
	Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26	5,040	6,160
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/26	2,000	2,440
	Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27	2,100	2,554
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	12,560	14,971
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	13,765	16,278
	Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27	5,260	6,393
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30	30,140	35,452
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31	31,550	37,009
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31	10,000	11,907
	Virginia GO	4.000%	6/1/19	14,380	15,793
	Virginia GO	4.000%	6/1/20	14,530	16,338
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16	11,940	12,079
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17	7,815	8,244
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	8,290	9,395
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	11,000	12,467
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	8,715	10,164
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	7,660	8,934
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21	9,165	10,946
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21	8,055	9,621
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/25	11,540	13,699
	Virginia Public School Authority Revenue	4.000%	8/1/18	4,815	5,166
	Virginia Public School Authority Revenue	4.000%	8/1/20	8,000	9,009
	Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,835
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/20	5,000	5,775
	Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22	7,760	9,579
	Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	10,486
	Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23	5,845	7,340
	Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23	9,985	12,571
3	Virginia Resources Authority Clean Water Revenue (State Revolving Fund) TOB VRDO	0.450%	5/6/16	9,490	9,490
	Winchester VA Economic Development Authority Hospital Revenue
	(Valley Health Obligated Group)	5.000%	1/1/31	3,000	3,587
	Winchester VA Economic Development Authority Hospital Revenue
	(Valley Health Obligated Group)	5.000%	1/1/32	2,115	2,511
	Winchester VA Economic Development Authority Hospital Revenue
	(Valley Health Obligated Group)	5.000%	1/1/33	2,500	2,942
	Winchester VA Economic Development Authority Hospital Revenue
	(Valley Health Obligated Group)	5.000%	1/1/34	3,000	3,522
					783,877
Washington (3.2%)
3	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.440%	5/6/16	8,280	8,280
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/19	25,500	28,771
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	20,000	23,243
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22	3,250	3,962
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/23	3,500	4,345
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/24	1,250	1,576
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30	6,000	7,315
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30	3,250	4,011
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	10,000	12,142
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,000	1,229
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/32	5,000	6,042
	Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/16 (ETM)	9,735	9,810

172

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/24	1,615	2,036
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25	12,500	16,002
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25	5,385	6,894
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/26	13,000	15,377
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27	19,000	23,528
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	24,500	31,744
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27	19,750	25,357
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/28	13,000	15,993
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/27	1,000	1,221
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/28	1,000	1,210
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/29	1,200	1,443
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/30	1,575	1,879
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/31	1,625	1,930
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	19,417
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	20,394
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	21,411
King County WA GO	5.000%	7/1/20	5,075	5,918
King County WA GO	4.750%	1/1/34	3,075	3,244
King County WA School District No. 414 GO	5.000%	6/1/19	1,620	1,824
King County WA School District No. 414 GO	5.000%	12/1/19	4,815	5,510
King County WA School District No. 414 GO	5.000%	12/1/20	5,615	6,603
King County WA School District No. 414 GO	5.000%	12/1/21	7,910	9,504
King County WA Sewer Revenue	5.000%	1/1/20	4,000	4,580
Pierce County WA School District No. 10 (Tacoma) GO	3.000%	6/1/17	2,000	2,052
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/17	3,000	3,204
Pierce County WA School District No. 10 (Tacoma) GO	4.000%	6/1/20	2,000	2,239
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/20	3,600	4,233
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	1,000	1,064
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	3,000	3,482
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22	5,525	6,396
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,313
Port of Seattle WA Revenue	5.000%	3/1/25	1,500	1,866
Port of Seattle WA Revenue	5.000%	3/1/26	1,000	1,234
Port of Seattle WA Revenue	5.000%	3/1/27	1,000	1,221
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	10,295
Port of Seattle WA Revenue	5.000%	3/1/28	1,750	2,123
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,885
Port of Seattle WA Revenue	5.000%	3/1/29	2,000	2,411
Port of Seattle WA Revenue	5.000%	3/1/30	2,000	2,399
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,818
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	9,441
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,480
Seattle WA GO	5.000%	6/1/21	16,395	19,500
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	7,945	9,120
Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29	10,000	11,467
Seattle WA Water System Revenue	5.000%	5/1/19	12,000	13,489
Seattle WA Water System Revenue	5.000%	5/1/24	12,610	15,852
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/29	3,700	4,519
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/30	3,000	3,652
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/31	3,650	4,425
Snohomish County WA School District No. 201 GO	5.250%	12/1/18 (Prere.)	5,500	6,128
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/27	10,000	10,349
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/28	17,670	18,868
University of Washington Revenue	5.000%	7/1/27	6,925	8,313
University of Washington Revenue	5.000%	4/1/28	10,195	11,912
University of Washington Revenue	5.000%	7/1/28	11,490	13,729
University of Washington Revenue	5.000%	7/1/29	7,500	8,927
University of Washington Revenue	5.000%	4/1/30	9,315	10,749
University of Washington Revenue	5.000%	7/1/30	10,495	12,489
University of Washington Revenue	5.000%	4/1/31	10,500	12,095
University of Washington Revenue	5.000%	4/1/32	11,375	13,073
University of Washington Revenue	5.000%	7/1/32	5,000	5,950
3 University of Washington Revenue TOB VRDO	0.480%	5/6/16 LOC	38,200	38,200
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/17	2,070	2,183
Washington (Motor Vehicle Fuel Tax) GO	5.000%	1/1/18	1,940	2,079
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	5,780	6,733
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,623
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,619
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,390
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,481
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	14,900	18,557

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	5,000	6,227
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	19,710	24,378
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	12,428
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,761
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/30	8,000	9,950
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	23,685	26,361
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/31	9,520	11,784
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	8,197
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	13,987
	Washington Economic Development Finance Authority Lease Revenue
	(Washington Biomedical Research Properties 2)	5.000%	6/1/27	1,410	1,744
	Washington Economic Development Finance Authority Lease Revenue
	(Washington Biomedical Research Properties 2)	5.000%	6/1/29	1,435	1,751
	Washington Economic Development Finance Authority Lease Revenue
	(Washington Biomedical Research Properties 2)	5.000%	6/1/31	2,165	2,618
	Washington Economic Development Finance Authority Lease Revenue
	(Washington Biomedical Research Properties 2)	5.000%	6/1/32	1,460	1,759
	Washington GO	5.000%	7/1/17 (Prere.)	7,295	7,666
	Washington GO	5.000%	7/1/17	32,460	34,126
	Washington GO	5.000%	7/1/18 (Prere.)	5,000	5,457
	Washington GO	5.000%	2/1/19 (Prere.)	6,790	7,563
	Washington GO	5.000%	7/1/19	6,940	7,844
	Washington GO	0.000%	6/1/20 (14)	5,500	5,214
	Washington GO	5.000%	7/1/20	2,705	2,846
	Washington GO	5.000%	7/1/20	13,035	15,184
	Washington GO	5.000%	8/1/20	4,845	5,511
	Washington GO	5.000%	8/1/20	4,730	5,523
	Washington GO	5.000%	7/1/22	9,845	12,002
	Washington GO	5.000%	7/1/22	23,500	28,649
	Washington GO	5.000%	7/1/22	20,000	24,382
	Washington GO	5.000%	7/1/23	10,000	12,154
	Washington GO	5.000%	7/1/24	2,875	3,625
	Washington GO	5.000%	7/1/24	5,000	6,069
	Washington GO	5.000%	1/1/25	1,750	2,047
	Washington GO	5.000%	7/1/25	50,585	63,622
	Washington GO	5.000%	7/1/27	8,550	10,648
	Washington GO	5.000%	8/1/27	7,495	9,446
	Washington GO	5.000%	2/1/28	10,000	11,698
	Washington GO	5.000%	8/1/28	20,210	25,287
	Washington GO	5.000%	2/1/29	9,650	11,266
	Washington GO	5.000%	2/1/30	8,545	10,357
	Washington GO	5.000%	2/1/30	13,740	16,837
	Washington GO	5.000%	7/1/30	50,730	63,093
	Washington GO	5.000%	8/1/30	20,980	24,521
	Washington GO	5.000%	6/1/31	5,250	6,112
	Washington GO	5.000%	7/1/31	20,300	25,128
	Washington GO	5.000%	8/1/31	13,860	16,903
	Washington GO	5.000%	2/1/32	6,170	7,263
	Washington GO	5.000%	6/1/32	5,500	6,388
	Washington GO	5.000%	8/1/32	29,775	36,047
	Washington Health Care Facilities Authority Revenue
	(Central Washington Health Services Association)	5.000%	7/1/27	2,675	3,114
	Washington Health Care Facilities Authority Revenue
	(Central Washington Health Services Association)	5.000%	7/1/28	2,160	2,492
	Washington Health Care Facilities Authority Revenue
	(Central Washington Health Services Association)	5.000%	7/1/29	1,755	2,015
3	Washington Health Care Facilities Authority Revenue
	(Children’s Hospital & Regional Medical Center) TOB VRDO	0.430%	5/6/16	3,180	3,180
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,191
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,675	4,048
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,910
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,925	4,323
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,425	3,772
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,910
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,625	3,993
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,800	4,185
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,303
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,854
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,433
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	6,244
	Washington Health Care Facilities Authority Revenue (MultiCare Health System) VRDO	0.290%	5/2/16 LOC	15,625	15,625

174

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/18	23,000	25,333
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,841
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/24	19,830	22,241
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/25	1,710	2,111
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	1,035	1,233
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	17,745	18,058
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,431
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	4.000%	10/1/21	2,700	3,055
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32	2,800	3,301
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/21	2,580	2,831
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/22	3,005	3,298
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/23	4,470	4,905
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/24	2,000	2,195
Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.440%	5/6/16	14,270	14,270
Washington Housing Finance Commission Multi-Family Housing Revenue
(Emerald Heights Project)	5.000%	7/1/28	1,675	1,879
Washington Housing Finance Commission Multi-Family Housing Revenue
(Emerald Heights Project)	5.000%	7/1/33	2,840	3,156
Washington State University General Revenue	5.000%	10/1/28	3,070	3,665
Washington State University General Revenue	5.000%	10/1/29	3,070	3,646
Washington State University General Revenue	5.000%	10/1/30	3,140	3,684
Washington State University General Revenue	5.000%	10/1/31	3,170	3,710
				1,607,230
West Virginia (0.2%)
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/19	1,395	1,567
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/21	3,500	4,053
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/22	2,055	2,369
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/23	1,745	2,008
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	2,445	2,794
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/27	5,085	5,782
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/25	2,000	2,385
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/27	1,500	1,766
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/28	2,000	2,342
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/29	2,000	2,333
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/17	6,335	6,645
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/18	4,985	5,391
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/19	2,990	3,325
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/20	3,560	3,976
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/21	3,265	3,641
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/24	2,840	3,437
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/25	2,880	3,448
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/26	2,280	2,706
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/27	2,840	3,335
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/28	3,095	3,614
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/18	1,920	2,080
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/24	12,620	13,982
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/18 (Prere.)	2,500	2,742
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/18 (Prere.)	5,810	6,374
West Virginia University Revenue	5.000%	10/1/17	1,500	1,591
West Virginia University Revenue	5.000%	10/1/30	3,000	3,481
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/27	2,710	3,347
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/31	3,435	4,171
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/33	3,690	4,444
				109,129
Wisconsin (1.0%)
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/30	1,890	2,268
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/31	2,000	2,391
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/32	2,000	2,383
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/33	1,500	1,779
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/34	1,500	1,773
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/35	1,500	1,764
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/18	1,640	1,803
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/19	3,705	4,208
Milwaukee WI GO	4.000%	3/15/19	8,490	9,228
Milwaukee WI GO	4.000%	3/15/20	9,930	11,032

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,338
	Wisconsin Clean Water Revenue	4.000%	6/1/16	720	722
	Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,037
	Wisconsin GO	5.000%	5/1/16	4,000	4,001
	Wisconsin GO	5.000%	11/1/17	4,500	4,793
	Wisconsin GO	5.000%	5/1/18 (Prere.)	7,135	7,735
	Wisconsin GO	5.000%	5/1/18	3,800	4,126
	Wisconsin GO	5.000%	5/1/18 (2)	4,050	4,398
	Wisconsin GO	5.000%	5/1/19	1,340	1,506
	Wisconsin GO	5.000%	5/1/19	12,000	13,489
	Wisconsin GO	5.000%	5/1/20	1,000	1,159
	Wisconsin GO	5.000%	5/1/20	2,915	3,379
	Wisconsin GO	5.000%	5/1/20 (Prere.)	2,305	2,671
	Wisconsin GO	5.000%	11/1/20	7,000	8,233
	Wisconsin GO	5.000%	5/1/22	10,425	12,434
	Wisconsin GO	5.000%	5/1/22	1,195	1,378
	Wisconsin GO	5.000%	5/1/25	7,500	9,102
	Wisconsin GO	5.000%	5/1/27	2,750	3,326
	Wisconsin GO	5.000%	5/1/27	1,400	1,693
	Wisconsin GO	6.000%	5/1/27	10,000	11,474
	Wisconsin GO	5.000%	5/1/28	2,060	2,488
	Wisconsin GO	5.000%	5/1/29	1,715	2,069
	Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/19	4,110	4,596
	Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	3,240	3,724
	Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/21	5,230	6,023
	Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/22	3,295	3,773
4	Wisconsin Health & Educational Facilities Authority Revenue
	(Ascension Health Alliance Credit Group)	4.000%	11/15/32	8,000	8,892
4	Wisconsin Health & Educational Facilities Authority Revenue
	(Ascension Health Alliance Credit Group)	4.000%	11/15/33	50,545	55,623
4	Wisconsin Health & Educational Facilities Authority Revenue
	(Ascension Health Alliance Credit Group)	4.000%	11/15/34	33,500	36,682
4	Wisconsin Health & Educational Facilities Authority Revenue
	(Ascension Health Alliance Credit Group)	4.000%	11/15/35	25,000	27,126
4	Wisconsin Health & Educational Facilities Authority Revenue
	(Ascension Health Alliance Credit Group)	5.000%	11/15/36	13,950	16,721
	Wisconsin Health & Educational Facilities Authority Revenue
	(Ascension Health Alliance Credit Group) PUT	5.000%	6/1/21	34,215	40,330
	Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,728
	Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	13,242
	Wisconsin Health & Educational Facilities Authority Revenue
	(Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/24	5,900	6,752
	Wisconsin Health & Educational Facilities Authority Revenue
	(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/28	12,110	14,767
	Wisconsin Health & Educational Facilities Authority Revenue
	(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/29	12,000	14,547
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/24	700	845
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,196
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,759
	Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,945
4	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/34	7,000	8,474
4	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/35	6,340	7,630
	Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	11,800	13,412
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/30	2,000	2,338
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/31	1,650	1,918
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/33	1,250	1,438
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/34	1,250	1,435
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/26	6,285	7,656
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/27	4,625	5,593
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	6,955	8,314
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/29	4,295	5,106
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	7,675	9,082
	Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	4,000	4,707
	Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/33	3,500	4,104
	Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,155
	Wisconsin Transportation Revenue	5.000%	7/1/18 (Prere.)	5,100	5,564
	Wisconsin Transportation Revenue	5.000%	7/1/30	5,000	5,979
					508,356

176

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wyoming (0.1%)
Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.260%	5/2/16	7,000	7,000
Sublette County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.260%	5/2/16	30,400	30,400
				37,400
Total Tax-Exempt Municipal Bonds (Cost $45,778,290)				48,669,318

			Shares
Temporary Cash Investment (2.5%)
Money Market Fund (2.5%)
6 Vanguard Municipal Cash Management Fund (Cost $1,277,442)	0.346%		1,277,442,161	1,277,442
Total Investments (100.2%) (Cost $47,055,732)				49,946,760

				Amount
				($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard				4,113
Receivables for Investment Securities Sold				29,585
Receivables for Accrued Income				561,391
Receivables for Capital Shares Issued				49,438
Other Assets				3,016
Total Other Assets				647,543
Liabilities
Payables for Investment Securities Purchased				(661,098)
Payables for Capital Shares Redeemed				(36,334)
Payables for Distributions				(31,984)
Payables to Vanguard				(38,670)
Other Liabilities				(585)
Total Liabilities				(768,671)
Net Assets (100%)				49,825,632

Intermediate-Term Tax-Exempt Fund

At April 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	46,972,161
Overdistributed Net Investment Income	(386)
Accumulated Net Realized Losses	(37,047)
Unrealized Appreciation (Depreciation)
Investment Securities	2,891,028
Futures Contracts	(124)
Net Assets	49,825,632

Investor Shares—Net Assets
Applicable to 324,170,419 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,683,228
Net Asset Value Per Share—Investor Shares	$14.45

Admiral Shares—Net Assets
Applicable to 3,124,731,395 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	45,142,404
Net Asset Value Per Share—Admiral Shares	$14.45

• See Note A in Notes to Financial Statements.
1 Securities with a value of $16,879,000 have been segregated as initial margin for open futures contracts.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $678,238,000, representing 1.4% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2016.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.9%)
Alabama (1.3%)
Alabama GO	4.000%	11/1/29	5,950	6,872
Alabama GO	4.000%	11/1/30	6,195	7,064
Alabama GO	4.000%	11/1/31	6,445	7,313
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/37	10,945	12,553
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/42	3,325	3,782
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40	5,000	5,963
Auburn University Alabama General Fee Revenue	5.000%	6/1/42	8,455	9,918
Birmingham AL GO	0.000%	3/1/27	2,500	2,803
Birmingham AL GO	0.000%	3/1/37	2,500	2,691
Houston County AL Health Care Authority Revenue	5.250%	10/1/30 (2)	9,000	9,021
Huntsville AL GO	5.000%	5/1/26	2,860	3,365
Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	9,890
Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,300
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	12,468
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,525	18,777
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,230
				125,010
Alaska (0.2%)
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26	6,620	8,212
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/28	3,995	4,870
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,000	6,907
				19,989
Arizona (1.3%)
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/37	3,750	4,375
Arizona COP	5.000%	3/1/18 (Prere.)	12,140	13,082
Arizona Health Facilities Authority Revenue (Banner Health)	5.500%	1/1/38	12,500	13,370
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/25	8,925	11,225
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	11,175	13,255
Buckeye AZ Excise Tax Revenue	5.000%	7/1/35	4,480	5,264
Buckeye AZ Excise Tax Revenue	5.000%	7/1/43	11,690	13,471
Maricopa County AZ Industrial Development Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	1,200	1,245
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	6,190
Mesa AZ Utility System Revenue	4.000%	7/1/31	7,250	8,159
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21	4,000	4,657
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22	6,375	7,389
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	5,135	5,175
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	10,000	11,141
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,416
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,207
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	515	592
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,661
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	785	960
				125,834
Arkansas (0.1%)
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/31	2,170	2,594
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/32	2,845	3,390
				5,984
California (16.7%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	5,000	2,886
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/31 (14)	8,450	5,009
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/33 (14)	12,000	6,601
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/29	8,300	10,278
Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	13,693
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	8,000	8,326
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/32	2,060	2,458
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,603
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	7,650	8,301
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	1,900	2,199
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	5,375	5,825
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	7,275	7,927
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19 (Prere.)	7,995	9,177
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27	10,000	12,687
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27	285	310
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29	2,005	2,291
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,922
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/40	5,000	5,998

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	10/1/49	5,000	5,979
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/36	3,000	3,610
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/45	14,000	16,562
	California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/38	1,000	1,105
	California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,523
	California GO	5.000%	9/1/16 (Prere.)	5,130	5,209
	California GO	5.250%	9/1/24	12,500	15,161
	California GO	5.250%	10/1/24	3,000	3,645
	California GO	5.625%	4/1/26	21,900	25,007
	California GO	5.000%	3/1/28	10,000	12,401
	California GO	4.000%	9/1/28	7,000	8,159
	California GO	5.000%	9/1/29	10,000	11,857
	California GO	5.000%	10/1/29	5,000	6,227
	California GO	5.000%	10/1/30	12,600	15,607
	California GO	6.000%	3/1/33	4,000	4,755
	California GO	6.500%	4/1/33	41,500	48,358
	California GO	5.000%	8/1/34	5,000	6,073
	California GO	5.000%	9/1/35	18,220	22,403
	California GO	6.000%	11/1/35	10,000	11,775
	California GO	5.000%	9/1/36	3,250	3,864
	California GO	6.000%	4/1/38	10,340	11,854
	California GO	6.000%	11/1/39	6,500	7,634
	California GO	5.000%	9/1/41	5,000	5,828
	California GO	5.000%	9/1/42	11,360	13,320
	California GO	5.000%	2/1/43	5,500	6,398
	California GO	5.000%	4/1/43	1,000	1,167
	California GO	5.000%	11/1/43	5,000	5,899
	California GO	5.000%	12/1/43	8,250	9,749
	California GO	5.000%	8/1/45	7,280	8,669
	California GO	5.000%	9/1/45	5,000	6,051
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	6,268
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,432
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	5,145
	California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,367
	California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	9,138
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	6,000	7,249
	California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	15,000	18,019
	California Infrastructure & Economic Development Bank Revenue
	(Independent System Operator Corp. Project)	5.000%	2/1/34	13,800	16,222
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/31	2,075	2,559
	California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40	5,000	5,832
	California Public Works Board Lease Revenue (Department of General Services)	6.250%	4/1/34	10,000	11,629
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/28	4,000	4,777
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/30	4,205	5,031
	California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	1,320	1,646
	California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/32	7,280	8,967
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37	14,705	16,979
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,844
	California State University Systemwide Revenue	5.000%	5/1/17 (Prere.)	3,810	3,978
	California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	8,600	9,739
	California State University Systemwide Revenue	5.000%	11/1/29	3,750	4,728
	California State University Systemwide Revenue	5.000%	11/1/32 (4)	6,190	6,426
	California State University Systemwide Revenue	5.000%	11/1/41	15,950	19,257
	California State University Systemwide Revenue	5.000%	11/1/43	3,190	3,813
	California Statewide Communities Development Authority Revenue
	(Adventist Health System/West)	5.000%	3/1/28	5,575	6,937
	California Statewide Communities Development Authority Revenue
	(Buck Institute for Age Research)	5.000%	11/15/49 (4)	6,200	7,099
	California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	24,250	28,001
1	California Statewide Communities Development Authority Revenue
	(Loma Linda University Medical Center)	5.000%	12/1/41	10,000	10,882
	California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41	13,975	15,833
	California Statewide Communities Development Authority Senior Living Revenue
	(Southern California Presbyterian Homes)	7.250%	11/15/41	3,000	3,498
	California Statewide Communities Development Authority Student Housing Revenue
	(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/18 (Prere.)	4,000	4,408
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/27	4,175	5,037
	Charter Oak CA Unified School District GO	5.000%	8/1/40 (4)	5,270	6,172
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31 (4)	1,050	1,233
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/33 (4)	3,130	3,642
	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/34 (4)	1,100	1,272

180

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/35 (4)	865	994
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	11,508
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34	2,840	3,200
Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,583
Coast CA Community College District GO	4.000%	8/1/32	7,205	8,112
Contra Costa CA Community College District GO	4.000%	8/1/29	5,725	6,328
Corona-Norco CA Unified School District GO	5.000%	8/1/44	6,625	7,871
Corona-Norco CA Unified School District Special Tax Revenue
(Community Facilities District No. 98-1)	5.000%	9/1/29	1,705	1,966
Corona-Norco CA Unified School District Special Tax Revenue
(Community Facilities District No. 98-1)	5.000%	9/1/32	1,500	1,709
El Camino CA Community College District GO	4.000%	8/1/41	7,000	7,711
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,753
Escondido CA GO	5.000%	9/1/32	3,855	4,736
Foothill-De Anza CA Community College District GO	5.000%	8/1/36	1,645	1,970
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46	10,000	11,737
Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/46	3,000	3,497
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/40	19,250	22,678
Grossmont CA Healthcare District GO	5.000%	7/15/17 (Prere.)	15,770	16,605
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	6,289
Grossmont CA Union High School District GO	4.000%	8/1/29	1,775	2,047
Grossmont CA Union High School District GO	4.000%	8/1/30	1,750	2,001
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,684
Jefferson CA Union High School District GO	5.000%	8/1/29 (15)	2,210	2,698
Jefferson CA Union High School District GO	5.000%	8/1/31 (15)	3,265	3,936
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,842
Long Beach CA Harbor Revenue	5.000%	5/15/37	4,365	5,243
Long Beach CA Harbor Revenue	5.000%	5/15/42	1,500	1,794
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,600	7,236
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	11,668
Los Angeles CA Community College District GO	4.000%	8/1/32	10,000	11,231
Los Angeles CA Community College District GO	5.250%	8/1/39	3,000	3,502
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	2,000	2,372
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,555	1,904
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,500	3,033
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	11,770	14,281
Los Angeles CA Department of Water & Power Revenue	5.375%	7/1/38	4,000	4,452
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	2,500	3,017
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	9,000	10,578
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,931
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	3,500	4,152
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	5,200	6,246
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	27,240	28,644
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,435	7,818
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,980	7,340
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	7,878
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	8,269
Los Angeles CA Unified School District GO	4.000%	7/1/33	6,000	6,687
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,656
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	6,145	7,072
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	1,500	1,896
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	2,000	2,528
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	4,935	5,652
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	2,085	2,622
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	2,000	2,496
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	1,700	2,122
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	4,090	5,082
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	4,815	5,951
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/31	2,790	3,314
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue
(Long Beach Project Area)	5.000%	8/1/29	4,140	5,077
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue
(Long Beach Project Area)	5.000%	8/1/30	4,685	5,710
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue
(Long Beach Project Area)	5.000%	8/1/31	7,180	8,708
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue
(Long Beach Project Area)	5.000%	8/1/32	6,465	7,811
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20 (ETM)	5,315	5,985
Marin CA Healthcare District GO	4.000%	8/1/40	7,825	8,579
Metropolitan Water District of Southern California Revenue	5.000%	7/1/35	5,000	5,646
Metropolitan Water District of Southern California Revenue	4.000%	7/1/45	3,400	3,725

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	6,221
	Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	14,430	16,962
	Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	3,178
	Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,422
	Oakland CA GO	5.000%	1/15/28	1,230	1,527
	Oakland CA GO	5.000%	1/15/35	4,025	4,790
	Oakland CA Unified School District GO	5.000%	8/1/29 (4)	1,500	1,831
	Oakland CA Unified School District GO	5.000%	8/1/30 (4)	1,000	1,211
	Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	2,170
	Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	11,676
	Poway CA Unified School District GO	0.000%	8/1/46	9,600	3,062
	Poway CA Unified School District GO	0.000%	8/1/51	20,000	4,983
	Riverside CA Community College District GO	5.000%	8/1/29	5,820	7,255
	Riverside CA Community College District GO	5.000%	8/1/30	5,555	6,877
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/29	9,420	11,452
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/40	8,330	10,031
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/45	10,000	11,995
	Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/44	3,000	3,500
	Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48	1,000	1,165
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26	5,750	7,045
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27	1,385	1,678
	Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/42	3,250	3,657
	Sacramento CA Unified School District GO	5.000%	8/1/27 (4)	1,310	1,631
	Sacramento CA Unified School District GO	5.000%	8/1/28 (4)	2,000	2,472
	Sacramento CA Unified School District GO	5.000%	8/1/29 (4)	1,240	1,522
	Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	11,604
	San Bernardino CA Community College District GO	4.000%	8/1/27	10,000	11,390
	San Bernardino CA Community College District GO	5.000%	8/1/48	3,750	4,432
	San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	17,233
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	5,770	6,984
	San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	11,521
1	San Diego CA Unified School District GO	4.000%	7/1/31	13,000	14,877
	San Diego CA Unified School District GO	4.000%	7/1/35	1,435	1,602
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	6,632
	San Diego CA Unified School District GO	4.000%	7/1/45	24,000	26,152
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43	5,450	6,213
	San Dieguito CA Union High School District GO	4.000%	8/1/32	4,960	5,637
	San Dieguito CA Union High School District GO	4.000%	8/1/33	1,820	2,057
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/37	1,125	1,343
	San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,540
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/26	2,000	2,379
	San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	10,000	11,506
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	7,660	9,474
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	5,255	6,228
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36	8,585	10,337
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	6,951
	San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,019
	San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/43 (15)	5,140	5,694
	San Mateo CA Union High School District GO	4.000%	9/1/31	6,240	7,104
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/18 (Prere.)	5,000	5,473
	San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,392
	San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,392
	San Ramon Valley CA Unified School District GO	4.000%	8/1/29	3,495	3,945
	San Ramon Valley CA Unified School District GO	4.000%	8/1/31	1,855	2,095
	San Ramon Valley CA Unified School District GO	4.000%	8/1/33	2,200	2,454
1	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/41	1,750	2,125
1	Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/46	2,000	2,418
	Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27 (4)	10,000	10,709
	Southern California Public Power Authority Revenue	5.000%	7/1/27	5,000	5,795
	Southern California Public Power Authority Revenue	5.000%	7/1/29	2,670	3,089
	Southwestern California Community College District GO	5.000%	8/1/44	7,800	9,267
	State Center California Community College District GO	5.000%	8/1/17 (Prere.)	16,100	16,987
	Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	5,344
	Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,732
	Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	1,610	1,687
	University of California Revenue	4.000%	5/15/35	5,000	5,514
	University of California Revenue	5.250%	5/15/37	3,000	3,642
	University of California Revenue	5.000%	5/15/38	20,000	23,707
	University of California Revenue	5.250%	5/15/38	10,000	12,074
	University of California Revenue	5.000%	5/15/41	2,800	3,399
	University of California Revenue	5.000%	5/15/44	4,000	4,699

182

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of California Revenue	5.000%	5/15/46	4,000	4,832
Ventura County CA Community College District GO	5.500%	8/1/18 (Prere.)	12,000	13,290
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	12,000	13,981
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/31	5,110	6,349
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	10,056
1 Walnut Valley CA Unified School District GO	4.000%	8/1/29	1,000	1,155
1 Walnut Valley CA Unified School District GO	4.000%	8/1/30	2,000	2,290
1 Walnut Valley CA Unified School District GO	4.000%	8/1/31	2,000	2,271
Washington Township CA Health Care District GO	5.500%	8/1/38	5,125	6,265
West Contra Costa CA Unified School District GO	5.000%	8/1/45	8,000	9,376
West Contra Costa CA Unified School District GO	5.000%	8/1/45	4,250	4,981
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44	8,200	9,351
				1,650,120
Colorado (1.4%)
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/30	1,000	1,135
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/31	1,515	1,712
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,473
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,625
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,515
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,597
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	9,160
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/16 (14)	10,185	10,150
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	13,000	12,264
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	20,775	17,363
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	9,700	7,574
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	16,500	10,397
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/31	4,470	5,024
Northwest Parkway Public Highway Authority Colorado Revenue	5.800%	6/15/16 (Prere.)	16,000	16,108
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34	5,000	5,797
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41	14,765	17,087
University of Colorado Enterprise System Revenue	5.750%	6/1/19 (Prere.)	1,000	1,149
University of Colorado Enterprise System Revenue	5.000%	6/1/37	975	1,134
				136,264
Connecticut (0.9%)
Connecticut GO	5.000%	4/15/25	10,000	11,773
Connecticut GO	5.000%	4/15/26	5,000	5,870
Connecticut GO	5.000%	10/15/26	4,140	4,903
Connecticut GO	5.000%	11/1/26	3,000	3,506
Connecticut GO	5.000%	10/15/31	1,850	2,171
Connecticut GO	5.000%	6/15/32	8,905	10,519
Connecticut GO	5.000%	6/15/33	6,255	7,353
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University)	5.000%	11/1/25	1,860	2,288
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University)	5.000%	11/1/26	1,955	2,393
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University)	5.000%	11/1/27	1,850	2,256
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/32	3,980	4,221
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	2,680	2,867
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/31	7,500	9,143
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/33	7,000	8,456
Hartford CT GO	5.000%	4/1/24	1,215	1,444
Hartford CT GO	5.000%	4/1/27	1,650	1,903
Hartford CT GO	5.000%	4/1/28	3,565	4,082
				85,148
Delaware (0.0%)
University of Delaware Revenue	5.000%	11/1/32	1,990	2,386
University of Delaware Revenue	5.000%	11/1/33	1,000	1,195
				3,581
District of Columbia (1.1%)
District of Columbia GO	5.000%	6/1/26	7,395	9,393
District of Columbia GO	5.000%	6/1/27	2,000	2,519
District of Columbia GO	5.000%	6/1/28	2,750	3,438
District of Columbia GO	5.000%	6/1/31	10,000	12,155
District of Columbia GO	5.000%	6/1/38	10,000	11,829
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/33	9,235	10,986
District of Columbia Revenue (Georgetown University)	5.500%	4/1/36	5,000	5,445
1 District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/29	3,560	4,349
1 District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/30	3,025	3,665
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/18 (Prere.)	13,000	14,473

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/34	5,750	7,040
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37	10,000	11,753
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	8,188
				105,233
Florida (7.1%)
Alachua County FL Health Facilities Authority Revenue (East Ridge Retirement Village)	6.250%	11/15/44	4,250	4,753
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics Inc. Project)	6.250%	12/1/16 (14)	1,955	2,013
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics Project)	5.000%	12/1/44	10,075	11,411
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	7.000%	4/1/19 (Prere.)	7,000	8,231
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,704
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	16,253
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,301
Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/36	17,500	20,141
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	5,627
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,368
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	13,781
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/33	15,995	17,935
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/33	3,000	3,465
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/34	2,695	2,952
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/35	7,000	7,668
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	8,175	8,967
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/21	8,610	9,433
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	5,000	5,269
Florida Municipal Power Agency Revenue	5.000%	10/1/18 (Prere.)	5,165	5,679
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	2,000	2,354
Florida Municipal Power Agency Revenue	5.000%	10/1/31	910	986
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/25	3,000	3,321
Halifax Hospital Medical Center Florida Hospital Revenue	5.500%	6/1/18 (Prere.)	3,000	3,287
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	251
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,704
Hillsborough County FL Industrial Development Authority Hospital Revenue
(H. Lee Moffitt Cancer Center Project)	5.250%	7/1/27	7,085	7,390
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/34	12,750	14,390
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	7,005	7,695
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,838
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/37	4,500	4,729
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/33	3,500	4,058
Jacksonville FL Health Facilities Authority Hospital Revenue (Baptist Medical Center Project)	5.000%	8/15/27	2,500	2,614
Jacksonville FL Health Facilities Authority Hospital Revenue (Baptist Medical Center Project)	5.000%	8/15/37	3,800	3,949
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,000	5,505
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,382
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40	2,500	2,852
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	12,480	12,881
Marion County FL Hospital District Health System Improvement Revenue
(Munroe Regional Health System)	5.000%	10/1/17 (Prere.)	14,290	15,162
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/45	6,940	7,752
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/44	5,000	5,652
Miami Beach FL Parking Revenue	5.000%	9/1/31 (15)	1,635	1,955
Miami Beach FL Parking Revenue	5.000%	9/1/40 (15)	1,850	2,153
Miami Beach FL Resort Tax Revenue	5.000%	9/1/31	1,000	1,208
Miami FL Special Obligation Revenue (Marlins Stadium Project)	5.250%	7/1/35 (4)	2,000	2,241
Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,217
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/21	2,000	2,324
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	3,000	3,485
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	3,000	3,481
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	4,720	5,457
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	2,000	2,310
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	14,165	16,338
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	4,270	4,891
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35	5,200	5,989
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	9,000	10,127
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	1,775	1,997
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/16 (Prere.)	17,240	17,374

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	10,000	10,614
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	10,000	10,894
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	5,850	6,373
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	5,000	5,447
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	8,165	8,895
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	6,204
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,892
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	10,000	11,780
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37	2,500	2,888
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/16 (Prere.)	5,000	5,039
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37	7,000	8,196
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	7,000	7,430
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	1,425	1,596
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/38	575	628
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,667
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,000	2,161
Orange County FL Health Facilities Authority Hospital Revenue
(Orlando Regional Healthcare System)	6.250%	10/1/16 (14)	475	484
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	7,035
Orange County FL School Board COP	5.000%	8/1/17 (Prere.)	5,000	5,271
Orange County FL Tourist Development Revenue	4.750%	10/1/32 (10)	8,500	8,643
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17 (Prere.)	5,340	5,611
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/28 (4)	5,000	5,692
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/28	2,000	2,277
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/30	1,000	1,137
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/32	1,500	1,775
Orlando FL Utility Commission Utility System Revenue	5.250%	4/1/19 (Prere.)	2,500	2,817
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/29	3,675	4,064
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/33	3,555	3,955
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,523
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,643
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,218
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/18 (Prere.)	8,000	8,677
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/18 (Prere.)	1,700	1,844
Palm Beach County FL School Board COP	5.000%	8/1/17 (Prere.)	2,000	2,108
Palm Beach County FL School Board COP	5.000%	8/1/17 (Prere.)	7,135	7,521
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/18 (Prere.)	25,000	27,845
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	2,000	2,038
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	10,000	10,960
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,177
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.625%	7/1/39	10,000	11,096
Sarasota County FL School Board COP	5.375%	7/1/23	3,000	3,381
Sarasota County FL School Board COP	5.500%	7/1/24	2,775	3,123
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,006
Seminole County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	4,400	4,483
South Florida Water Management District COP	5.000%	10/1/16 (Prere.)	10,000	10,189
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/20	5,000	5,278
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/22	5,000	5,275
St. Johns County FL Development Authority Revenue
(Presbyterian Retirement Communities Project)	6.000%	8/1/45	5,000	5,629
St. Johns County FL Industrial Development Authority Health Care Revenue
(Vicars Landing Project)	5.000%	2/15/17	245	249
St. Johns County FL Ponte Vedra Utility Systems Revenue	5.000%	10/1/30 (4)	3,650	3,663
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/19 (Prere.)	2,000	2,387
St. Petersburg FL Public Utility Revenue	5.500%	10/1/37	1,000	1,143
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.250%	7/1/44	3,000	3,415
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	9,945	10,602
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,490
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,638
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44	6,860	7,706
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (Prere.)	7,000	7,707
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,190
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,999
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,283
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	7,407	8,565
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,525	1,890

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,600	1,982
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,750	2,168
				696,806
Georgia (2.0%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	3,360	3,862
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	3,011
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,757
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,157
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,740
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,841
Atlanta GA Development Authority Revenue	5.250%	7/1/40	2,500	2,994
Atlanta GA Development Authority Revenue	5.250%	7/1/44	5,500	6,515
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	5,000	5,998
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,199
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	14,081
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,000	3,542
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	5.500%	8/15/54	10,000	12,073
Georgia GO	5.000%	7/1/29	2,000	2,347
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/30	4,315	5,058
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/39	7,000	8,013
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,922
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,970
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,741
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	310	320
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	10,305	11,833
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25	15,000	18,557
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	6.250%	7/1/18	5,295	5,619
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36	12,000	14,631
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/37	20,785	25,259
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26	7,000	7,697
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,888
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	3,000	3,516
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,693
				201,834
Hawaii (1.1%)
Hawaii Department of Budget & Finance Special Purpose Revenue
(Hawaii Pacific Health Obligated Group)	5.500%	7/1/38	4,360	5,173
Hawaii GO	4.000%	10/1/27	3,705	4,341
Hawaii GO	4.000%	4/1/30	7,500	8,604
Hawaii GO	4.000%	4/1/31	7,500	8,561
Hawaii GO	4.000%	10/1/33	3,750	4,213
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,720
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,749
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	8,000	9,021
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	8,000	9,021
Honolulu HI City & County GO	5.000%	10/1/32	6,840	8,422
Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,348
Honolulu HI City & County GO	5.250%	8/1/34	3,025	3,552
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29	9,610	11,031
Honolulu HI City & County Wastewater System Revenue	5.250%	7/1/36	5,000	5,827
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/40	10,000	11,875
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,897
				106,355
Idaho (0.1%)
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.250%	12/1/18 (Prere.)	6,000	6,842
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,219
				14,061
Illinois (7.1%)
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,225	5,944
Chicago IL Board of Education GO	5.500%	12/1/30 (2)	3,490	3,518
Chicago IL Board of Education GO	5.000%	12/1/41	6,920	5,633
Chicago IL Board of Education GO	5.250%	12/1/41	3,000	2,490
Chicago IL Board of Education GO	5.000%	12/1/42	15,500	12,575
Chicago IL Board of Education GO	7.000%	12/1/44	5,000	4,740
Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,067
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,011
Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,065

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,512
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,322
Chicago IL GO	5.650%	1/1/28 (14)	2,820	2,856
Chicago IL GO	5.000%	1/1/34	8,000	7,735
Chicago IL GO	5.000%	1/1/38	2,000	1,916
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	7,500	8,609
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	8,936
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,284
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25 (4)	17,000	18,084
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	18,722
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	26,870	32,170
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	5,615	6,650
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/41	3,000	3,638
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/43	9,000	10,392
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,259
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	32,360
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,547
Chicago IL Sales Tax Revenue	5.250%	1/1/38	2,055	2,203
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	6,400	7,046
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	1,500	1,641
2 Chicago IL Water Revenue TOB VRDO	0.660%	5/6/16	6,465	6,465
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,500	8,166
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,702
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,112
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,757
Illinois Development Finance Authority Revenue (Evanston Northwestern Healthcare Corp.) VRDO	0.270%	5/2/16	2,280	2,280
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	16,580	18,569
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/34	7,750	8,855
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/37	5,000	5,716
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/42	17,895	20,307
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	5,000	5,934
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,785
Illinois Finance Authority Revenue (Central DuPage Health)	5.250%	11/1/39	4,000	4,447
Illinois Finance Authority Revenue (Chicago University)	5.500%	8/15/36	15,000	16,793
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	10,000	10,760
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	2,500	2,609
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.250%	5/15/47	9,730	10,142
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/42	2,000	2,217
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33	3,000	3,216
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	15,000	17,774
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	6,360	7,352
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,659
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45	5,000	5,717
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	4,600	5,315
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	5,000	5,843
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19 (Prere.)	16,000	19,148
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.375%	3/1/35 (4)	5,120	5,707
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/30	3,000	3,434
Illinois Finance Authority Revenue (University of Chicago)	5.500%	7/1/18 (Prere.)	10,000	11,019
Illinois Finance Authority Revenue (University of Chicago)	5.750%	7/1/18 (Prere.)	7,750	8,582
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	790	918
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	10,000	11,755
Illinois GO	5.000%	3/1/21	4,000	4,437
Illinois GO	5.000%	8/1/21	7,000	7,798
Illinois GO	5.000%	8/1/24	9,000	9,963
Illinois GO	5.000%	2/1/25	1,630	1,828
Illinois GO	5.500%	7/1/25	2,800	3,201
Illinois GO	5.000%	8/1/25	5,110	5,612
Illinois GO	5.000%	1/1/28	9,125	10,168
Illinois GO	5.250%	2/1/32	8,075	8,826
Illinois GO	5.250%	2/1/33 (4)	5,200	5,847
Illinois GO	5.500%	7/1/33 (4)	3,350	3,847
Illinois GO	5.250%	2/1/34 (4)	3,125	3,512
Illinois GO	5.000%	5/1/34	2,000	2,144
Illinois GO	5.500%	7/1/38	7,500	8,195
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20 (2)	13,190	15,122
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	7,085	7,127
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	2,600	2,620
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	3,465	3,492
Illinois Toll Highway Authority Revenue	5.500%	1/1/18 (Prere.)	20,000	21,586
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,920

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,614
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	11,376
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	15,400	18,025
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/25 (14)	10,000	7,249
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	2,185
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,956
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/50	9,210	9,755
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/24 (14)	2,715	2,017
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/42	3,965	4,209
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.500%	6/15/53	1,000	1,137
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	15,000	17,925
Springfield IL Water Revenue	5.000%	3/1/37	8,000	9,316
University of Illinois Auxiliary Facilities System Revenue	5.500%	4/1/31	3,000	3,492
				701,481
Indiana (1.5%)
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	2,829
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,358
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/41	12,815	14,829
Indiana Finance Authority Revenue (BHI Senior Living)	6.000%	11/15/41	10,000	11,703
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	6,500	7,147
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,230
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/39	2,770	3,020
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/32	6,130	7,509
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/33	12,610	15,366
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/34	8,760	10,610
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/35	2,500	3,007
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	8,186
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	8,131
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	11,283
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	5,245	5,947
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36	8,800	10,300
Northern Indiana Commuter Transportation District Revenue	5.000%	7/1/32	1,000	1,202
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/32	6,945	8,479
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/33	5,575	6,777
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/34	4,810	5,826
				146,739
Iowa (0.4%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	11,675	12,151
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	16,145
2 Iowa Special Obligation Revenue (Ijobs Program) TOB VRDO	0.490%	5/6/16	8,500	8,500
				36,796
Kansas (0.5%)
Kansas Development Finance Authority Revenue	5.000%	5/1/29	2,275	2,751
Kansas Development Finance Authority Revenue	5.000%	5/1/30	4,230	5,089
Kansas Development Finance Authority Revenue	5.000%	5/1/31	4,975	5,979
Kansas Development Finance Authority Revenue	5.000%	5/1/32	5,225	6,260
Kansas Development Finance Authority Revenue	5.000%	5/1/33	1,610	1,923
Kansas Development Finance Authority Revenue	5.000%	5/1/34	1,590	1,893
Kansas Development Finance Authority Revenue	5.000%	4/1/35	16,585	19,137
Kansas Development Finance Authority Revenue	5.000%	5/1/35	1,665	1,973
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/44	2,750	3,151
				48,156
Kentucky (0.6%)
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,443
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,707
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/34	2,000	1,660
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/43	10,000	8,040
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	5.750%	7/1/49	10,100	11,613

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	6.000%	7/1/53	5,000	5,841
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.750%	10/1/42	13,000	15,503
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	4,500	5,000
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/35	1,600	1,793
				61,600
Louisiana (0.7%)
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/33	5,405	6,452
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/34	5,290	6,287
Lafayette LA Communications System Revenue	5.000%	11/1/26 (4)	3,185	3,893
Lafayette LA Communications System Revenue	5.000%	11/1/28 (4)	1,250	1,497
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	2,500	2,501
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39	4,250	4,869
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35	5,180	6,064
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	14,000	16,259
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28	4,000	4,673
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/29	3,000	3,490
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,221
Louisiana State University Revenue	5.000%	7/1/25	505	611
New Orleans LA GO	0.000%	9/1/16 (2)	5,885	5,852
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,362
				68,031
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue (Bates College)	5.000%	7/1/38	4,000	4,571
Maine Health & Higher Educational Facilities Authority Revenue
(Stephens Memorial Hospital Association)	5.000%	7/1/39	5,100	5,791
				10,362
Maryland (1.3%)
Baltimore County MD GO	5.000%	2/1/26	2,800	3,379
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/30	5,000	6,196
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,856
Maryland Department of Transportation Revenue	4.000%	12/15/28	10,000	11,487
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	4,000	4,572
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	5.000%	6/1/28 (12)	500	502
Maryland GO	5.000%	8/1/21	5,605	6,740
Maryland GO	5.000%	3/1/26	17,910	22,136
Maryland GO	4.000%	3/1/27	5,000	5,756
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	11,336
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/40	6,500	7,418
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	7.000%	7/1/22 (14)	9,620	11,513
Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.380%	5/6/16 LOC	4,800	4,800
Montgomery County MD GO	4.000%	12/1/30	1,000	1,138
Montgomery County MD GO	4.000%	12/1/34	15,000	16,799
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/34	7,315	8,171
				127,799
Massachusetts (2.2%)
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21 (ETM)	2,680	2,813
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21	6,070	7,172
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18 (Prere.)	725	795
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,676
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,775	1,938
2 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.510%	5/6/16	10,285	10,284
Massachusetts College Building Authority Revenue	0.000%	5/1/17 (ETM)	7,460	7,399
Massachusetts College Building Authority Revenue	5.000%	5/1/35	2,500	2,839
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	9,117
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	9,101
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,677
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	5,000	5,696
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.500%	2/1/40	10,000	11,470
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47	6,695	7,876
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,841
Massachusetts GO	5.000%	8/1/36	9,855	11,486

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GO	4.000%	6/1/43	1,000	1,064
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	890	985
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/31	7,300	7,878
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	5.500%	11/15/36	15,000	16,824
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	12,206
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	8,800	9,850
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,553
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27 (14)	7,190	9,436
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	11,545	12,419
Massachusetts Water Resources Authority Revenue	5.000%	8/1/20 (Prere.)	5,000	5,833
Massachusetts Water Resources Authority Revenue	5.000%	8/1/27	3,000	3,576
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35 (14)	12,000	12,628
Massachusetts Water Resources Authority Revenue	5.000%	8/1/36	1,000	1,197
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36	4,500	5,271
University of Massachusetts Building Authority Revenue	5.000%	11/1/39	10,795	12,790
				217,690
Michigan (2.4%)
Detroit MI GO	5.000%	4/1/17 (12)	491	504
Detroit MI GO	5.000%	4/1/17 (12)	2,679	2,749
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39	1,000	1,113
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/26 (4)	2,500	2,803
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40	17,330	19,573
Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT	5.000%	1/15/42	10,805	11,889
Michigan Building Authority Revenue	5.000%	4/15/29	2,925	3,598
Michigan Building Authority Revenue	5.000%	10/15/29	1,375	1,639
Michigan Building Authority Revenue	5.000%	4/15/31	12,000	14,615
Michigan Building Authority Revenue	5.000%	4/15/38	2,000	2,353
Michigan Building Authority Revenue	5.000%	10/15/45	3,900	4,511
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,341
Michigan Finance Authority Revenue	5.000%	10/1/39	13,195	14,967
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27	500	601
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28 (4)	3,000	3,606
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,000	1,187
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	5,000	5,767
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32 (14)	2,210	2,547
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	7,500	8,580
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34 (14)	1,165	1,335
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	3,670	4,011
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33	4,000	4,706
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/38	13,500	15,579
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/39	6,000	6,787
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,840
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,784
Michigan GO	5.250%	9/15/26 (4)	14,000	14,844
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.750%	11/15/39	5,000	5,686
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	9,000	10,430
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/48	2,300	2,538
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/17 (Prere.)	8,870	9,415
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/24	1,130	1,199
Michigan State University Revenue	5.000%	8/15/26	1,165	1,435
Michigan State University Revenue	5.000%	8/15/27	1,000	1,227
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.250%	10/15/40	5,500	6,395
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/19 (Prere.)	8,000	9,323
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/39	8,245	9,358
Wayne County MI Airport Authority Revenue	5.000%	12/1/45	5,000	5,707
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39 (15)	3,000	3,444
Woodhaven-Brownstone MI School District GO	5.000%	5/1/27	3,675	4,541
Woodhaven-Brownstone MI School District GO	5.000%	5/1/28	3,705	4,543
				233,070
Minnesota (0.7%)
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/18 (Prere.)	4,250	4,879
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/29	11,120	12,258
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/30	11,505	12,609
Minnesota COP	5.000%	6/1/31	3,730	4,522
Minnesota GO	5.000%	10/1/16 (ETM)	25	25
Minnesota GO	5.000%	8/1/34	18,000	22,284
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,397
University of Minnesota Revenue	5.000%	8/1/35	10,300	11,722
University of Minnesota Revenue	5.000%	4/1/36	1,800	2,204
				71,900

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi (0.5%)
Jackson MS Public School District GO	5.000%	4/1/28	1,645	2,025
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.280%	5/2/16	11,100	11,100
Mississippi State University Educational Building Corp. Revenue	5.250%	8/1/38	2,500	3,007
S.M. Educational Building Corp. Mississippi Revenue
(Residence Hall Construction & Refunding Project)	5.000%	3/1/43	14,490	16,403
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	11,184
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,295
				49,014
Missouri (1.0%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/44	4,670	5,311
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/24	1,500	1,793
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/33	5,000	5,608
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,190	6,245
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,000	11,990
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	7,788
Kansas City MO Special Obligation Revenue (Kansas City Downtown Redevelopment District)	5.000%	9/1/39	3,150	3,604
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/18 (Prere.)	2,800	3,133
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	700	769
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/37	14,950	17,367
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.375%	3/15/39	8,000	8,629
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/25	10,000	12,614
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	3,380	4,206
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/31	2,000	2,470
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	10,000	11,881
				103,408
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31	3,575	3,795

Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,802
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/45	2,500	2,849
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,000	2,324
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,348
Omaha NE Public Power District Electric Revenue	5.500%	2/1/18 (Prere.)	5,000	5,417
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,780
				25,520
Nevada (0.8%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,312
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.250%	7/1/31	11,710	12,158
Las Vegas NV GO	4.000%	9/1/32	8,860	9,801
Las Vegas NV GO	4.000%	9/1/33	9,220	10,141
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,267
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,971
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	9,321
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,271
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,800	3,435
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	6/1/18 (Prere.)	10,255	11,156
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	6/1/18 (Prere.)	5,000	5,439
				79,272
New Hampshire (0.2%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,752
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/34	1,375	1,549
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/42	7,955	8,884
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	8,000	9,523
				22,708
New Jersey (3.0%)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,904
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	10,000	11,044
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,266
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	11,706
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	10,866
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	21,595

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,688
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29	7,335	7,931
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	9,259
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32	1,530	1,610
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	6.500%	10/1/38	165	170
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.470%	5/6/16	1,615	1,615
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/28	12,000	13,006
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/29	1,925	2,068
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/32	3,000	3,328
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39	5,300	5,865
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/41	7,300	7,957
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44	10,000	10,576
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	5,180	5,885
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	30,000	34,521
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/22	5,000	5,554
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,612
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	15,000	10,436
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/26	2,000	2,197
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	9,307
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	7,400	8,031
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32 (4)	17,000	8,657
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,718
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	8,000	9,471
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	10,795	12,735
New Jersey Turnpike Authority Revenue	5.150%	1/1/17 (Prere.)	34,500	35,558
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/27	2,000	2,254
				299,390
New Mexico (0.4%)
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/39	6,500	7,120
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/42	15,025	17,113
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/44	10,100	11,748
				35,981
New York (15.8%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	6,918
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/24	8,120	9,812
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/25	6,710	8,078
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	28,730	33,779
Long Island NY Power Authority Electric System Revenue	6.250%	4/1/19 (Prere.)	3,000	3,464
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39	2,000	2,327
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44	14,000	16,174
Nassau County NY Industrial Development Agency Civic Facility Revenue
(Cold Spring Harbor Laboratory) VRDO	0.280%	5/2/16	6,450	6,450
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/32	3,000	3,309
New York City NY GO	5.000%	8/1/17 (Prere.)	780	823
New York City NY GO	5.125%	12/1/17 (Prere.)	7,740	8,289
New York City NY GO	5.000%	8/1/23	9,550	11,566
New York City NY GO	5.125%	12/1/23	5,135	5,502
New York City NY GO	5.000%	8/1/24	4,220	4,452
New York City NY GO	5.000%	8/1/24	4,665	5,642
New York City NY GO	5.000%	8/1/24	10,195	12,594
New York City NY GO	5.000%	8/1/25	9,160	11,213
New York City NY GO	5.000%	8/1/25	5,000	6,121
New York City NY GO	5.000%	8/1/25	5,000	5,664
New York City NY GO	5.000%	8/1/26	8,065	10,140
New York City NY GO	5.000%	8/1/26	2,765	3,337
New York City NY GO	5.000%	8/1/27	7,000	7,915
New York City NY GO	5.000%	8/1/31	5,000	5,869
New York City NY GO	5.000%	3/1/32	5,000	5,951
New York City NY GO	5.000%	8/1/32	5,000	5,855
New York City NY GO	5.000%	10/1/32	5,260	6,248
New York City NY GO	5.000%	8/1/35	1,500	1,747
New York City NY GO VRDO	0.280%	5/2/16	29,100	29,100
New York City NY GO VRDO	0.280%	5/2/16	17,900	17,900

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO VRDO	0.290%	5/2/16	1,200	1,200
New York City NY GO VRDO	0.290%	5/2/16	1,300	1,300
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,719
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/20 (12)	8,400	7,845
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22 (12)	4,585	4,079
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24 (12)	9,670	8,140
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,392
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,482
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	16,321
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,699
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	8,487
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	4,145
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	10,765
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,419
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	4,150	5,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,973
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	20,000	23,806
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	10,000	11,567
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	24,652
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/43	1,500	1,771
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	13,775	15,934
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,847
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	7,380
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,170
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	5,911
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.290%	5/2/16	15,450	15,450
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.320%	5/2/16	7,300	7,300
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/28	12,000	12,831
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	5,000	5,959
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	16,000	18,585
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	800	951
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,808
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	10,000	11,737
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37	2,750	3,227
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	8,000	9,463
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/17 (Prere.)	7,795	8,135
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	870	975
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	2,000	2,417
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29	15,000	18,198
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	5,000	6,136
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	3,985	4,147
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	10,000	12,147
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	2,500	2,972
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	5,000	5,904
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	6,130	6,850
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	7,000	8,539
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	8,940	10,320
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	10,000	11,996
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/36	10,000	11,046
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	9,000	10,668
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	7,135	8,534
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39	15,875	18,320
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/41	23,000	27,139
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/42	4,500	5,255
2 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.430%	5/2/16	6,710	6,710
New York Convention Center Development Corp. Revenue	5.000%	11/15/45	5,130	6,013
2 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	8,050	8,481
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,539
New York Liberty Development Corp. Revenue	5.000%	12/15/41	12,100	14,206
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,634
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	8,677
New York Liberty Development Corp. Revenue	5.750%	11/15/51	18,500	22,081
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	5,000	6,005
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	6,000	7,266
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	4,750	5,683
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	6,000	7,245
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	11,935	14,259
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/31	10,000	12,603
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	4,500	5,371
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	5,400	6,405
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/37	11,105	13,498

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	5,000	5,856
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,550	10,013
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40	7,500	8,709
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/45	7,000	8,168
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	4,625	5,562
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	4,288
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	6,022
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,613
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	12,424
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,392
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/29	11,500	14,866
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/32	18,220	23,306
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,770
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/25	7,000	8,508
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	9,885	11,988
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,518
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/38	10,000	11,822
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41	6,000	7,108
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/40	8,700	9,917
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/19 (ETM)	10	11
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/27 (14)	10,000	12,885
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37	2,300	2,722
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/16 (Prere.)	5,000	5,138
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	610	745
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	5,650	6,770
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	4,750	5,278
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30	26,300	31,664
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	9,120	10,757
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,900
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	22,000	25,471
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	2,250	2,650
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38	7,500	8,839
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	20,000	23,682
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/42	25,000	29,040
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,682
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/26	2,000	2,405
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/20 (Prere.)	5,000	6,033
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29	5,860	7,119
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36	3,500	4,095
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,785
New York State GO	5.000%	2/1/30	3,385	3,849
New York State GO	5.000%	2/15/30	4,000	4,703
New York State Thruway Authority Revenue	5.000%	1/1/26	10,000	12,348
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	5,000	5,513
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,965
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	7,464
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/30	8,000	9,234
New York State Urban Development Corp. Revenue	5.000%	1/1/23	7,785	8,490
New York State Urban Development Corp. Revenue	5.625%	1/1/28	7,385	8,290
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	11,425
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	15,000	18,966
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	6,000	7,540
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,975
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	5,835	7,020
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	13,345
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,918
Port Authority of New York & New Jersey Revenue	5.000%	10/15/28	4,000	5,035
Port Authority of New York & New Jersey Revenue	5.000%	10/15/31	2,000	2,491
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33	3,905	4,721
Port Authority of New York & New Jersey Revenue	5.000%	5/1/36	3,425	3,892
Port Authority of New York & New Jersey Revenue	5.000%	5/1/38	4,180	4,735
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	10,000	11,737
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Cornell University)	5.000%	7/1/37	10,000	11,478
Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21 (ETM)	6,565	7,626
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	6,710	8,474
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/38	12,500	13,569
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/27	5,000	6,414

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/28	10,000	12,791
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	14,480	18,173
Utility Debt Securitization Authority New York Revenue	4.000%	12/15/37	7,500	8,328
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/37	19,000	23,169
				1,556,133
North Carolina (1.0%)
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/27	2,860	3,577
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/28	1,500	1,863
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/28	1,000	1,255
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/30	1,000	1,238
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/32	1,825	2,231
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,548
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,285
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,741
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/55	6,000	7,081
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/18 (Prere.)	5,010	5,368
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (Prere.)	5,000	5,555
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,373
North Carolina GAN	5.000%	3/1/28	20,000	24,416
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	560
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29	3,000	3,402
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.375%	10/1/45	10,000	10,779
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/31	12,000	14,713
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/30	1,610	1,865
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/31	1,500	1,727
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/32	2,000	2,293
				101,870
Ohio (1.2%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,566
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,452
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,765
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47	5,000	4,838
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	5,465	6,456
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,712
Cleveland OH Water Revenue	4.000%	1/1/31	1,355	1,487
Cleveland OH Water Revenue	4.000%	1/1/32	1,500	1,637
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/33	3,510	4,084
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/34	3,690	4,270
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,841
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/28	6,000	7,080
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29	5,270	6,115
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,893
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	4,912
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.280%	5/2/16	6,200	6,200
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	10/1/24	1,000	1,205
Ohio GO	5.000%	2/1/29	3,000	3,561
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) VRDO	0.280%	5/2/16	1,300	1,300
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	10,000	11,214
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	7,750	8,455
Ohio State University General Receipts Revenue	5.000%	6/1/38	7,000	8,240
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,752
				116,035
Oklahoma (0.0%)
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	904

Oregon (0.3%)
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	6,755	7,576
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30	4,000	4,671
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30	4,345	5,418
Oregon GO (Oregon University System Projects)	5.000%	8/1/36	2,000	2,325
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,570
Umatilla County OR Hospital Facility Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/22	10,860	10,902
				33,462

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania (4.5%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,576
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,450
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	4,920	5,009
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/31	800	965
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/32	920	1,106
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/33	2,625	3,143
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/34	2,000	2,389
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/35	2,160	2,566
Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/42	4,325	4,904
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.280%	5/2/16	7,600	7,600
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/27	3,095	3,907
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/45	5,000	5,572
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35	3,000	3,507
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40	2,390	2,768
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	6.000%	7/1/45	6,140	6,354
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	6.125%	7/1/50	5,015	5,187
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35	2,500	2,715
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40	3,500	3,783
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	1,545	1,577
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30	13,955	16,553
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34	3,000	3,498
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	13,696
Pennsylvania GO	5.000%	4/1/24	3,000	3,637
Pennsylvania GO	4.000%	8/15/28 (4)	15,000	16,945
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,353
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.280%	5/2/16 LOC	2,300	2,300
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,159
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	5,160	5,844
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,322
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,643
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,503
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,749
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,744
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/45	2,000	2,288
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	18,000	20,926
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	4.000%	8/15/32	2,750	3,109
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	4.000%	8/15/33	1,555	1,746
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/40	8,000	9,353
Pennsylvania Higher Educational Facilities Authority Student Housing Revenue
(University PropertiesInc.)	5.000%	7/1/42	4,790	4,952
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	15,000	15,322
Pennsylvania State University Revenue	5.000%	9/1/28	1,000	1,246
Pennsylvania State University Revenue	5.000%	9/1/28	3,000	3,739
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/28	9,015	11,009
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/31	7,255	8,829
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/42	1,000	1,142
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43	5,000	5,706
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/18 (Prere.)	5,000	5,490
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	3,135	3,493
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,555	9,122
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	6,617
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,400	1,585
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,828
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,500	3,057
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	4,287
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	6,000	7,202
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	6,000	5,151
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	15,990	17,844
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	2,000	2,249
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,000	5,793
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,400
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,400	18,675

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	12,000	13,737
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	4,069
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/45	6,035	6,933
Philadelphia PA GO	5.000%	8/1/29	5,735	6,797
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/26	3,000	3,078
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/30	5,000	5,111
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/42	3,000	3,292
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	100	112
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/38	6,880	7,299
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	15,000	17,336
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/30	5,000	5,684
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/31	3,000	3,510
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/37	4,210	4,826
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/40	3,500	3,948
				440,940
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	5,100

Rhode Island (0.3%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	8,832
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	2,978
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,779
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,575	2,751
Rhode Island Housing & Mortgage Finance Corp. Revenue	4.000%	10/1/40	950	990
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/35	10,000	11,101
				28,431
South Carolina (1.6%)
Charleston County SC Airport District System Revenue	5.000%	7/1/43	5,000	5,586
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	7,000	7,184
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	10,580	10,857
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/26	10,000	12,330
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/29	2,500	3,063
Florence County SC Hospital Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/37	4,200	4,686
Greenville County SC School District GO	5.000%	12/1/27	6,700	6,872
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,834
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/30	1,500	1,789
South Carolina Public Service Authority Revenue	5.250%	1/1/19 (Prere.)	6,000	6,708
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	795	894
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	9,205	10,357
South Carolina Public Service Authority Revenue	5.000%	12/1/33	20,000	24,078
South Carolina Public Service Authority Revenue	5.000%	12/1/38	10,000	11,539
South Carolina Public Service Authority Revenue	5.125%	12/1/43	1,500	1,732
South Carolina Public Service Authority Revenue	5.000%	12/1/50	5,935	6,762
South Carolina Public Service Authority Revenue	5.500%	12/1/54	10,000	11,744
South Carolina Public Service Authority Revenue	5.250%	12/1/55	10,500	12,312
University of South Carolina Higher Education Revenue	5.250%	6/1/38 (4)	5,610	6,071
				156,398
South Dakota (0.2%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/35	3,000	3,482
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	11,313
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/45	1,000	1,150
				15,945
Tennessee (1.1%)
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45	14,005	15,852
Clarksville TN Public Building Authority Revenue (Morristown) VRDO	0.320%	5/2/16 LOC	3,360	3,360
Shelby County TN GO	5.000%	4/1/27	2,855	3,731

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Healthcare)	5.250%	3/1/18 (Prere.)	350	378
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.300%	5/2/16 (4)	8,100	8,100
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.320%	5/2/16 (4)	6,700	6,700
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	600	660
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	360	408
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	740	852
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	990	1,173
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	9,645	11,445
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	3,710	4,445
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	6,175	7,466
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	2,160	2,674
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	19,950	23,980
Tennessee GO	5.000%	9/1/28	5,750	7,224
Tennessee GO	5.000%	9/1/29	2,500	3,124
Tennessee GO	5.000%	8/1/30	1,345	1,692
Tennessee GO	5.000%	9/1/34	700	858
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	1,255	1,343
Tennessee Housing Development Agency Homeownership Program Revenue	4.000%	7/1/38	3,280	3,481
				108,946
Texas (9.5%)
Allen TX Independent School District GO	5.000%	2/15/38	11,965	14,422
Allen TX Independent School District GO	5.000%	2/15/39	12,600	15,163
Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,271
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,858
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/29	3,270	3,959
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/31	7,140	8,535
Austin TX GO	5.000%	9/1/32	1,300	1,577
Austin TX Independent School District GO	5.000%	8/1/26	1,425	1,811
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25	5,000	6,094
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25	3,000	3,590
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/31	4,260	4,992
Central Texas Regional Mobility Authority Revenue	6.750%	1/1/41	2,000	2,433
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/46	1,000	1,194
Clear Creek TX Independent School District GO	5.000%	2/15/30	10,000	12,245
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,000	3,499
Dallas County TX Utility & Reclamation District GO	5.375%	2/15/29 (2)	5,000	5,144
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	1,760	1,960
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,810	10,512
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	2,585	3,070
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,429
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,349
Dallas TX GO	5.000%	2/15/25	10,000	12,426
Dallas TX GO	5.000%	2/15/29	2,335	2,882
Dallas TX GO	5.000%	2/15/30	3,585	4,396
Dallas TX GO	5.000%	2/15/31	2,485	3,034
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/31	5,800	6,942
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/37	5,000	5,785
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	6,410	7,396
Denton TX Independent School District GO	5.000%	8/15/45	12,000	14,244
Eagle Mountain & Saginaw TX Independent School District GO	4.550%	8/15/16 (Prere.)	2,365	2,393
Eagle Mountain & Saginaw TX Independent School District GO	4.550%	8/15/37 (4)	2,635	2,666
Fort Bend TX Grand Parkway Toll Road Authority Revenue	5.000%	3/1/23	1,000	1,216
Friendswood TX Independent School District GO	4.000%	2/15/32	3,630	4,100
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/35	21,495	18,643
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/36	8,475	7,282
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51	12,000	13,923
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/35	8,000	9,197
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.280%	5/2/16	8,300	8,300
Harris County TX GO	5.000%	10/1/26	3,000	3,822
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	3,776
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,298
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,504
Harris County TX Sports Authority Revenue	5.000%	11/15/27 (4)	2,150	2,607
Harris County TX Sports Authority Revenue	5.000%	11/15/28	1,465	1,723
Harris County TX Sports Authority Revenue	5.000%	11/15/30	2,790	3,259

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Toll Road Revenue	5.000%	8/15/18 (Prere.)	2,000	2,193
Hays County TX GO	4.000%	2/15/31	2,265	2,550
Hays County TX GO	4.000%	2/15/32	3,820	4,273
Highland Park TX Independent School District GO	5.000%	2/15/27	7,680	9,589
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,479
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,473
Houston TX Community College System GO	5.000%	2/15/36	10,000	11,318
Houston TX GO	5.000%	3/1/25	3,335	4,128
Houston TX GO	5.000%	3/1/27	20,000	25,020
Houston TX GO	5.000%	3/1/30	5,395	6,293
Houston TX Utility System Revenue	5.000%	5/15/28	3,000	3,681
Houston TX Utility System Revenue	4.000%	11/15/31	17,535	19,649
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,899
Houston TX Utility System Revenue	5.000%	11/15/32	28,395	35,177
Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,850
Lamar TX Consolidated Independent School District GO	4.000%	2/15/30	10,000	11,321
Lamar TX Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,635
Lamar TX Consolidated Independent School District GO	4.000%	2/15/32	6,835	7,657
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,381
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,478
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,763
Lone Star College System Texas GO	4.000%	2/15/29	1,150	1,288
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	23
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	234
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	11
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,000	3,616
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,532
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,760	5,322
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,612
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/40	3,500	4,027
Lubbock TX GO	4.000%	2/15/30	1,250	1,394
Mansfield TX Independent School District GO	5.000%	2/15/45	5,000	5,890
Matagorda County TX Navigation District No. 1 Pollution Control Revenue
(Central Power & Light Co. Project)	6.300%	11/1/29	7,500	8,529
Missouri City TX GO	4.000%	6/15/32	1,000	1,107
Montgomery County TX GO	5.125%	3/1/19 (Prere.)	4,000	4,480
Montgomery County TX GO	5.250%	3/1/19 (Prere.)	5,000	5,618
New Hope TX Cultural Education Facilities FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/48	10,350	12,069
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,600	1,651
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,631
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/47	6,900	7,519
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,491
North Texas Tollway Authority System Revenue	5.000%	1/1/28	2,000	2,410
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,955
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,540
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,337
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,000	3,548
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	15,651
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	16,372
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,799
North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,759
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	3,031
Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	1,650	1,657
Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,137
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/23	1,000	1,193
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/24	4,325	5,237
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/25	4,520	5,436
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/26	2,250	2,689
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/27	1,845	2,191
Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.425%	10/1/20	90	90

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pasadena TX GO	4.000%	2/15/32	1,500	1,662
Round Rock TX Independent School District GO	4.000%	8/1/30	3,130	3,582
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22	5,480	6,656
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,589
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/38	6,500	7,601
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,401
San Jacinto TX Community College District GO	5.000%	2/15/29	3,860	4,780
San Jacinto TX Community College District GO	5.000%	2/15/30	4,055	4,982
San Jacinto TX Community College District GO	5.000%	2/15/31	2,250	2,751
San Jacinto TX Community College District GO	5.000%	2/15/32	2,000	2,434
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/37	4,500	5,392
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/45	7,265	8,586
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/19 (Prere.)	3,000	3,349
Texas GO	4.000%	5/15/32	2,250	2,533
Texas GO	5.000%	5/15/40	7,000	8,365
Texas GO	5.000%	10/1/44	19,900	23,624
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	600	673
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	550	629
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,390	1,671
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	6,630	8,048
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25	2,470	3,017
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26	2,700	3,122
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	1,155	1,423
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	4,000	4,831
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	9,000	10,607
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	29,880	35,814
Texas State University System Financing System Revenue	5.000%	3/15/38	3,300	3,868
Texas State University System Financing System Revenue	5.000%	3/15/42	2,000	2,276
Texas Transportation Commission Mobility Fund GO	5.000%	10/1/36	10,000	12,134
Texas Transportation Commission Revenue	5.000%	8/15/41	3,815	4,355
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	6,000	6,918
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	6,440	7,477
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (ETM)	555	456
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (2)	9,445	7,100
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (ETM)	50	39
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (2)	29,955	20,272
Texas Water Development Board Revenue	5.000%	10/15/30	10,000	12,545
United TX Independent School District GO	5.000%	8/15/26	2,195	2,765
United TX Independent School District GO	5.000%	8/15/27	2,300	2,884
United TX Independent School District GO	5.000%	8/15/28	2,355	2,933
United TX Independent School District GO	5.000%	8/15/29	2,535	3,142
University of Houston Texas Revenue	4.000%	2/15/30	4,610	5,149
University of North Texas Revenue	5.000%	4/15/33	3,200	3,836
University of North Texas Revenue	5.000%	4/15/34	3,000	3,583
University of North Texas Revenue	5.000%	4/15/36	3,000	3,543
Ysleta TX Independent School District GO	5.000%	8/15/41	7,065	8,405
				936,612
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,172
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,915
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,867
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,614
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	2,149
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	15,825	19,050
				37,767
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,665	2,954
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	2,185
				5,139
Virginia (1.5%)
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/32	1,800	2,187
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/34	1,145	1,380
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	1,000	1,157
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,342
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	4.000%	4/1/32	11,190	12,657

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.500%	5/15/35	10,000	11,291
1 Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,515	2,874
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/42 (12)	3,500	3,925
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/28	1,640	1,889
University of Virginia Revenue	5.000%	6/1/37	8,000	9,521
University of Virginia Revenue	5.000%	4/1/45	5,000	5,972
Virginia Commonwealth Transportation Board Revenue	4.000%	3/15/26	12,455	14,018
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30	28,875	34,418
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/32	17,375	20,335
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/33	4,000	4,681
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/27	8,335	9,400
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/28	8,675	9,732
				149,779
Washington (1.6%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	9,783
King County WA Sewer Revenue	5.750%	1/1/18 (Prere.)	7,170	7,770
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	12,423
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,273
Port of Seattle WA Revenue	5.000%	4/1/31	3,260	3,903
Port of Seattle WA Revenue	5.000%	4/1/32	3,425	4,086
Port of Seattle WA Revenue	5.000%	3/1/33	4,380	5,196
Port of Seattle WA Revenue	5.000%	4/1/34	3,665	4,335
Port of Seattle WA Revenue	5.000%	3/1/35	3,240	3,809
Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29	3,825	4,386
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,325
Snohomish County WA Public Utility District No. 1 Revenue	5.000%	12/1/40	5,000	5,919
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/29	10,125	10,821
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	9,065	10,036
University of Washington Revenue	5.000%	7/1/34	2,000	2,380
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/23	1,800	2,212
Washington GO	5.000%	2/1/35	10,000	11,647
Washington GO	5.000%	8/1/35	2,000	2,332
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	6,000	6,609
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	5,490	6,078
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,383
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,566
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,754
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.625%	10/1/19 (Prere.)	12,000	13,913
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.000%	10/1/40	2,215	2,470
3 Washington Health Care Facilities Authority Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	8,126
				162,535
West Virginia (0.4%)
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,839
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,500	7,224
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.500%	6/1/44	20,000	23,379
West Virginia University Revenue	5.000%	10/1/36	5,985	6,945
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/30	3,000	3,658
				44,045
Wisconsin (1.3%)
Wisconsin GO	6.000%	5/1/36	10,000	11,500
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,486
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/34	6,785	7,658
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/30	6,150	7,095
1 Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/36	15,000	16,194
1 Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/39	5,000	5,367
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,563
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert & Community Health Inc.)	5.000%	4/1/42	20,690	23,155
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,994
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,819
1 Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/41	15,000	17,649
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	2,950	3,353

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/24	3,000	3,695
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	3,361
				126,889
Total Tax-Exempt Municipal Bonds (Cost $8,843,215)				9,645,861

			Shares
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
4 Vanguard Municipal Cash Management Fund (Cost $179,133)	0.346%		179,132,734	179,133
Total Investments (99.7%) (Cost $9,022,348)				9,824,994

				Amount
				($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard				817
Receivables for Investment Securities Sold				4,315
Receivables for Accrued Income				117,012
Receivables for Capital Shares Issued				18,778
Other Assets				1,353
Total Other Assets				142,275
Liabilities
Payables for Investment Securities Purchased				(85,357)
Payables for Capital Shares Redeemed				(5,764)
Payables for Distributions				(9,644)
Payables to Vanguard				(11,316)
Other Liabilities				(217)
Total Liabilities				(112,298)
Net Assets (100%)				9,854,971

At April 30, 2016, net assets consisted of:
				Amount
				($000)
Paid-in Capital				9,045,605
Undistributed Net Investment Income				22
Accumulated Net Realized Gains				6,715
Unrealized Appreciation (Depreciation)
Investment Securities				802,646
Futures Contracts				(17)
Net Assets				9,854,971

Investor Shares—Net Assets
Applicable to 84,789,952 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				1,012,216
Net Asset Value Per Share—Investor Shares				$11.94

Admiral Shares—Net Assets
Applicable to 740,726,115 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				8,842,755
Net Asset Value Per Share—Admiral Shares				$11.94

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2016.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $40,440,000, representing 0.4% of net assets.
3 Securities with a value of $2,875,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.7%)
Alabama (0.9%)
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40	3,000	3,578
Birmingham AL GO	0.000%	3/1/40	3,000	3,034
Birmingham AL GO	0.000%	3/1/45	4,000	4,022
Birmingham AL GO	0.000%	3/1/37	2,500	2,691
Birmingham AL Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)	5.750%	6/1/45	2,500	2,549
Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	5,977
Jefferson County AL Sewer Revenue	6.000%	10/1/42	2,000	2,346
Jefferson County AL Sewer Revenue	7.000%	10/1/51	29,000	36,157
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,000	18,143
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.650%	3/20/17	6,300	6,335
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,459
				89,291
Alaska (0.2%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,105	7,028
Anchorage AK Electric Utility Revenue	5.000%	12/1/35	5,000	5,860
Anchorage AK Electric Utility Revenue	5.000%	12/1/36	5,000	5,834
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23	2,435	2,449
				21,171
American Samoa (0.1%)
American Samoa Economic Development Authority Revenue	6.625%	9/1/35	5,000	5,111

Arizona (1.1%)
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/34	4,230	5,127
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/35	4,000	4,822
Arizona Health Facilities Authority Health Care Facilities Revenue (Beatitudes Campus Project)	5.200%	10/1/37	7,000	7,005
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/30	3,250	3,624
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/33	1,700	1,908
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/34	8,250	9,093
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	14,068
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/28	2,250	2,783
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/29	6,670	8,170
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33	5,925	7,155
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	5,520	6,643
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	3,000	3,281
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	8,545	10,399
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	20,924
University Medical Center Corp. Arizona Hospital Revenue	6.500%	7/1/19 (Prere.)	2,500	2,932
1 University of Arizona Revenue TOB VRDO	0.440%	5/6/16	3,415	3,415
				111,349
Arkansas (0.2%)
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/24	1,600	1,921
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/27	2,970	3,534
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/28	3,845	4,540
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/30	5,045	5,893
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33	1,425	1,639
Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33	1,645	1,892
				19,419
California (13.9%)
Alameda CA Corridor Transportation Authority Revenue	5.400%	10/1/24 (2)	5,250	5,567
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	1,000	577
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.010%	4/1/20	5,000	4,965
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.310%	5/1/23	10,000	9,882
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	5,175	5,639
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	200	218
California Educational Facilities Authority Revenue (Stanford University)	5.250%	4/1/40	5,940	8,426
California GO	5.500%	4/1/18	15,000	16,378
California GO	5.000%	11/1/21	13,845	14,756
California GO	5.250%	9/1/24	6,500	7,884
California GO	5.000%	10/1/25	4,000	4,326
California GO	5.000%	9/1/27	8,000	9,549
California GO	5.000%	9/1/28	8,230	9,791
California GO	5.000%	9/1/29	4,565	5,413
California GO	5.000%	10/1/29	9,300	10,032
California GO	5.000%	10/1/30	12,600	15,607
California GO	4.000%	9/1/31	12,785	14,535
California GO	4.000%	9/1/32	14,500	16,372

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California GO	6.000%	3/1/33	3,000	3,566
	California GO	5.125%	4/1/33	15,000	16,178
	California GO	6.500%	4/1/33	34,000	39,618
	California GO	4.000%	9/1/34	14,500	16,241
	California GO	4.000%	9/1/35	7,500	8,358
	California GO	5.000%	9/1/36	3,250	3,864
	California GO	5.000%	2/1/38	6,375	7,481
	California GO	5.250%	3/1/38	5,000	5,391
	California GO	5.500%	11/1/39	10,000	11,502
	California GO	6.000%	11/1/39	5,000	5,872
	California GO	5.000%	2/1/43	2,750	3,199
	California GO	5.000%	11/1/43	12,500	14,748
	California GO	4.000%	9/1/45	3,000	3,276
	California GO	5.000%	9/1/45	5,000	6,051
	California GO VRDO	0.370%	5/6/16 LOC	15,900	15,900
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/28	5,000	5,514
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33	10,000	10,627
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	5,128
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,574
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,345
	California Health Facilities Financing Authority Revenue
	(Lucile Salter Packard Children’s Hospitalat Stanford)	5.000%	8/15/55	3,000	3,533
	California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,995
	California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/40	10,000	10,763
	California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	12,000	14,415
	California Infrastructure & Economic Development Bank Revenue
	(Independent System Operator Corp. Project)	5.000%	2/1/34	13,770	16,187
	California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35	2,000	2,214
	California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40	3,585	4,182
	California Pollution Control Financing Authority Revenue (Pacific Gas & Electric Co.) VRDO	0.270%	5/2/16 LOC	1,800	1,800
	California Pollution Control Financing Authority Solid Waste Disposal Revenue
	(Republic Services Inc. Project) PUT	5.250%	12/1/17	12,155	12,890
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/26	8,795	10,623
	California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35	10,000	11,368
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	3,600	4,320
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34	7,380	8,757
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,123
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	9,035	10,561
	California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	9,275	10,503
	California State University Systemwide Revenue	4.000%	11/1/38	5,560	6,113
	California State University Systemwide Revenue	4.000%	11/1/45	2,750	2,999
	California State University Systemwide Revenue	5.000%	11/1/45	6,400	7,696
	California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,074
	California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.375%	11/1/49	4,700	4,861
	California Statewide Communities Development Authority Revenue
	(Adventist Health System/West)	5.000%	3/1/30	6,380	7,851
	California Statewide Communities Development Authority Revenue
	(Adventist Health System/West)	5.000%	3/1/35	4,500	5,359
	California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,930	21,858
	California Statewide Communities Development Authority Revenue
	(Loma Linda University Medical Center Obligated Group)	5.500%	12/1/54	12,000	13,160
3	California Statewide Communities Development Authority Revenue
	(Loma Linda University Medical Center)	5.000%	12/1/36	9,000	9,825
3	California Statewide Communities Development Authority Revenue
	(Loma Linda University Medical Center)	5.000%	12/1/41	10,000	10,881
3	California Statewide Communities Development Authority Revenue
	(Loma Linda University Medical Center)	5.000%	12/1/46	9,000	9,786
3	California Statewide Communities Development Authority Revenue
	(Loma Linda University Medical Center)	5.250%	12/1/56	40,750	44,299
	California Statewide Communities Development Authority Student Housing Revenue
	(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/18 (Prere.)	8,000	8,817
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,290
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/35	585	661
[1,2]	Eaton Vance California Municipal Income Trust	1.910%	9/1/19	15,000	14,995
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/38 (15)	1,465	1,694
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/42	6,000	4,989
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43	8,730	10,437
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46	18,000	21,127
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32	4,500	5,458
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35	15,000	17,884
	Golden State Tobacco Securitization Corp. California Revenue	5.300%	6/1/37	7,000	7,021

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/40	38,175	44,973
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/45	3,650	4,274
Golden State Tobacco Securitization Corp. California Revenue	5.125%	6/1/47	2,000	1,950
Golden State Tobacco Securitization Corp. California Revenue	5.750%	6/1/47	11,245	11,273
Grossmont CA Healthcare District GO	5.000%	7/15/17 (Prere.)	4,000	4,212
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	6,289
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/37	3,000	3,628
Irvine CA Ranch Water District Revenue VRDO	0.240%	5/2/16 LOC	3,400	3,400
Kern County CA GO	5.750%	8/1/35 (12)	4,500	5,039
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/28	2,805	3,245
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/29	2,825	3,258
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/32	3,500	3,988
Lee Lake CA Public Financing Authority Revenue	5.125%	9/1/35	2,350	2,655
Long Beach CA Harbor Revenue	5.000%	5/15/28	4,855	5,910
Long Beach CA Harbor Revenue	5.000%	5/15/30	2,000	2,416
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,215	6,814
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,125	4,522
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	3,430	3,761
Los Angeles CA Department of Airports International Airport Revenue	5.375%	5/15/30	15,000	16,230
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/32	2,000	2,378
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	1,750	2,054
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/36	3,000	3,511
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	11,000	12,750
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	2,500	3,017
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	5,200	6,246
Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,481
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,656
Los Angeles CA Unified School District GO	4.000%	7/1/35	7,000	7,729
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,315	4,966
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	3,465	3,972
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/33	2,500	2,957
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/34	1,500	1,648
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/36	750	815
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/40	2,000	2,147
Marin CA Healthcare District GO	4.000%	8/1/40	8,000	8,771
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	12,333
Northstar Community Services District California Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/37	10,000	10,036
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,566
Oakland CA Unified School District GO	5.000%	8/1/30	1,250	1,497
Oakland CA Unified School District GO	5.000%	8/1/32	1,000	1,188
Oakland CA Unified School District GO	5.500%	8/1/32	3,000	3,562
Oakland CA Unified School District GO	6.625%	8/1/38	4,000	4,890
Oakland CA Unified School District GO	5.000%	8/1/40	4,000	4,628
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	4,750
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	12,540
Port of Oakland CA Revenue	5.000%	5/1/22	4,290	5,033
Port of Oakland CA Revenue	5.000%	5/1/23	5,890	6,903
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	11,663
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,557
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	11,639
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,275
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,265
Poway CA Unified School District GO	0.000%	8/1/46	2,500	797
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28 (15)	1,330	1,589
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31 (15)	3,750	4,420
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32 (15)	2,495	2,932
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34 (15)	2,995	3,498
Rancho Mirage CA Joint Powers Financing Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27	1,000	1,034
Riverside CA Community College District GO	5.000%	8/1/28	5,000	6,252
Riverside CA Community College District GO	5.000%	8/1/31	11,665	14,375
1 Riverside CA Electric Revenue TOB VRDO	0.440%	5/6/16	3,300	3,300
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42	7,000	2,279
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/37	11,000	12,310
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/21	425	482
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	10,499
San Bernardino CA City Unified School District GO	5.000%	8/1/26 (4)	1,310	1,591
San Bernardino CA City Unified School District GO	5.000%	8/1/28 (4)	1,500	1,795
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,440
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	33,431
San Diego CA Community College District GO	5.250%	8/1/33	5,500	6,253

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	15,568
	San Diego CA Unified School District GO	0.000%	7/1/30	15,000	9,734
	San Francisco CA City & County International Airport Revenue	5.750%	5/1/19	20,565	22,621
	San Francisco CA City & County International Airport Revenue	5.750%	5/1/20	26,405	29,045
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/30	5,000	5,751
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/31	2,095	2,398
	San Francisco CA City & County International Airport Revenue	5.250%	5/1/33	10,000	11,680
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/39	2,500	2,850
	San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	2,130	2,451
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/40	5,000	5,688
	San Francisco CA City & County Redevelopment Agency Community Facilities District No. 7
	Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/39	2,240	2,458
	San Francisco CA City & County Redevelopment Agency Community Facilities District No. 7
	Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/44	2,500	2,734
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
	(Mission Bay North)	6.625%	8/1/19 (Prere.)	2,000	2,370
	San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
	(Mission Bay South)	7.000%	2/1/21 (Prere.)	1,500	1,913
	San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
	(Mission Bay)	5.000%	8/1/25	1,600	1,859
	San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
	(Mission Bay)	5.000%	8/1/26	1,250	1,443
	San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
	(Mission Bay)	5.000%	8/1/28	1,510	1,719
	San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
	(Mission Bay)	5.000%	8/1/30	1,000	1,130
	San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
	(Mission Bay)	5.000%	8/1/33	1,335	1,493
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,552
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	11,947
	San Jose CA Redevelopment Agency Tax Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,428
	San Jose CA Redevelopment Agency Tax Allocation Revenue	4.540%	8/1/18 (14)	780	783
	San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/19 (2)	1,700	1,787
	San Mateo CA Community Facilities District No. 2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,198
	Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27 (4)	10,000	10,708
	Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,988
	Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	7,752
	Sweetwater CA Unified School District GO	5.000%	8/1/26 (15)	6,465	7,959
	Sweetwater CA Unified School District GO	4.000%	8/1/42	2,000	2,156
	Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	7,159
	Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	5,285
	University of California Revenue	5.000%	5/15/41	2,800	3,399
	University of California Revenue	5.000%	5/15/46	4,000	4,832
	Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	8,000	9,320
	Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	11,192
	West Contra Costa CA Unified School District GO	6.000%	8/1/27	3,000	4,205
	Western Municipal Water District Facilities Authority California Water Revenue VRDO	0.390%	5/6/16 LOC	5,000	5,000
	Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44	18,865	21,513
					1,424,324
Colorado (1.9%)
3	Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/26	2,390	2,881
3	Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/27	2,515	3,003
3	Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/28	2,300	2,721
3	Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/30	1,615	1,887
	Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/31	4,580	5,215
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,585
	Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/35	7,250	8,042
	Colorado Health Facilities Authority Revenue (Sunny Vista Living Center)	6.125%	12/1/45	1,000	1,038
	Colorado Health Facilities Authority Revenue (Sunny Vista Living Center)	6.250%	12/1/50	2,000	2,071
	Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,570
	Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	9,040
	Denver CO City & County Dedicated Tax Revenue	5.000%	8/1/42	6,000	7,181
	Denver CO City & County Dedicated Tax Revenue	5.000%	8/1/44	6,000	7,152
	Denver CO City & County Dedicated Tax Revenue	4.000%	8/1/46	4,850	5,200
	Denver CO City & County Single Family Mortgage Revenue	5.550%	12/1/39	297	311
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/18 (14)	5,000	4,813
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	29,225	23,554
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	14,900	11,634
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29 (14)	21,600	14,162
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	10,025	6,317

206

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northwest Parkway Public Highway Authority Colorado Revenue	5.800%	6/15/16 (Prere.)	10,000	10,068
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/17	1,000	1,036
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/18	1,375	1,450
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	1,000	1,081
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,000	1,086
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	546
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34	6,000	6,957
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41	14,765	17,087
University of Colorado Hospital Authority Revenue	5.000%	11/15/36	8,000	9,159
University of Colorado Hospital Authority Revenue	5.000%	11/15/42	12,500	14,110
				190,957
Connecticut (0.9%)
2 Connecticut GO	1.000%	8/15/16	2,000	2,003
Connecticut GO	5.000%	11/1/16	6,000	6,136
Connecticut GO	5.000%	11/1/16	8,100	8,284
Connecticut GO	5.000%	12/15/16	8,000	8,225
Connecticut GO	5.000%	3/15/28	13,060	15,741
Connecticut GO	5.000%	6/15/28	14,700	17,784
Connecticut GO	5.000%	11/15/30	3,655	4,406
Connecticut Health & Educational Facilities Authority Revenue (Church Home of Hartford Inc.)	2.875%	9/1/20	700	702
Connecticut Health & Educational Facilities Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/53	2,600	2,746
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,250	3,607
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/34	2,345	2,774
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/35	1,650	1,942
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/36	1,500	1,758
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	7,177
Hartford CT Stadium Authority Lease Revenue	5.000%	2/1/36	5,855	6,564
				89,849
Delaware (0.0%)
Delaware Economic Development Authority Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,481

District of Columbia (0.8%)
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/31	5,925	7,133
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/32	3,445	4,134
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/34	1,000	1,179
District of Columbia Revenue (Methodist Home of the District of Columbia)	5.125%	1/1/35	1,560	1,589
District of Columbia Revenue (Methodist Home of the District of Columbia)	5.250%	1/1/39	1,015	1,036
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/30	5,500	5,612
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/45	7,390	7,398
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/18 (Prere.)	10,000	11,133
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37	15,000	18,087
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.250%	10/1/25	10,000	11,357
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	4,000	4,719
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/44	2,500	2,844
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	8,188
				84,409
Florida (5.8%)
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics Project)	5.000%	12/1/44	25,000	28,315
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/39	20,000	22,756
Broward County FL Airport System Revenue	5.000%	10/1/37	7,755	8,660
Broward County FL Airport System Revenue	5.000%	10/1/40	2,000	2,298
Broward County FL Airport System Revenue	5.000%	10/1/45	12,455	14,212
Broward County FL School Board COP	5.000%	7/1/16 (Prere.)	5,935	5,981
Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	5.875%	7/1/40	4,000	4,121
Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	6.000%	7/1/50	6,250	6,404
Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.000%	12/1/45	3,000	3,090
Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.125%	12/1/50	2,000	2,064
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,240
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20	8,450	9,727
East Homestead Community Development District Florida Special Assessment Revenue	7.250%	5/1/21	1,110	1,192
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	15,335
3 Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/28	1,335	1,624
3 Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/29	1,250	1,513
3 Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/30	1,325	1,594
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.000%	7/1/41	1,885	1,971

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.500%	7/1/48	1,165	1,187
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,780	2,022
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	1,000	1,120
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	3,250	3,826
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/35	1,000	1,141
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/46	3,850	4,277
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	374
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,772
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/44	10,000	11,591
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	6,660
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.440%	5/6/16	8,000	8,000
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	10,021
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/37	750	837
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,663
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40	6,250	7,130
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/45	8,980	10,209
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	13,350	13,779
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	9,232
Martin County FL Industrial Development Authority Revenue
(Indiantown Cogeneration, LP Project)	3.950%	12/15/21	14,900	15,551
Martin County FL Industrial Development Authority Revenue
(Indiantown Cogeneration, LP Project)	4.200%	12/15/25	9,000	9,233
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,480
Miami Beach FL Parking Revenue	5.000%	9/1/45	5,000	5,765
1 Miami Beach FL Resort Tax Revenue TOB VRDO	0.450%	5/6/16	4,620	4,620
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.125%	10/1/24 (14)	18,575	19,906
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	5,000	5,907
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	5,000	5,881
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27	7,215	8,429
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	6,150	7,145
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	17,000	19,640
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	4,705	5,408
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	29,000	33,474
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/38	5,000	5,727
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	4,000	4,501
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.440%	5/6/16	9,995	9,995
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/42	3,500	4,081
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/40	5,075	5,426
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	1.500%	8/1/17	5,000	5,019
Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,912
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	2,011
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	2,119
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	6,259
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	2,871
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	4,170	4,912
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	2,460	2,888
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	6,500	7,555
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	2,845	3,186
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/38	1,155	1,262
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	8,105
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/21 (4)	20,000	23,225
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35	10,000	11,718
Orlando FL Utility Commission Water & Electric Revenue	6.750%	10/1/17 (ETM)	735	773
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,523
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,644
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,218
Palm Beach County FL Health Facilities Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities Inc. Obligated Group)	5.500%	11/15/33	2,005	2,255
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43	3,250	3,537
Palm Beach County FL Health Facilities Authority Revenue (Sinai Residences Boca Raton Project)	7.500%	6/1/49	3,000	3,696
Palm Glades FL Community Development District Revenue	7.250%	8/1/16	300	302
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.500%	7/1/34	3,500	3,898
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/19 (Prere.)	8,000	9,548
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/40	7,155	8,079
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44	5,000	5,617
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	7,407	8,565
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/46	8,500	9,958

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/40	2,500	2,826
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/45	6,050	6,804
University of South Florida Financing Corp. COP	5.000%	7/1/29	5,710	6,760
University of South Florida Financing Corp. COP	5.000%	7/1/33	7,140	8,309
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/45	2,655	2,966
				591,427
Georgia (1.8%)
Americus & Sumter County GA Hospital Authority Revenue (Magnolia Manor Obligated Group)	6.375%	5/15/43	5,615	6,207
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	2,000	2,296
4 Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	2,500	2,961
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	15,000	17,767
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,332
Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/34	5,770	6,687
Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/39	5,000	5,729
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/17 (14)	1,440	1,478
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/28	6,685	7,646
Georgia GO	5.000%	11/1/16	8,055	8,239
Georgia Housing & Finance Authority Single Family Mortgage Revenue	5.000%	12/1/26	1,035	1,037
Georgia Municipal Electric Power Authority Revenue	6.600%	1/1/18 (14)	1,085	1,146
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/29	5,775	6,945
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	5,385	5,750
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	1,270	1,411
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/20	5,240	5,950
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/22	2,330	2,784
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23	2,380	2,887
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/26	5,630	7,042
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/27	530	671
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,177
Marietta GA Development Authority Revenue	7.000%	6/15/39	7,500	7,789
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	26,750	33,487
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	5,000	5,849
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26	7,000	7,697
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,888
Private Colleges & University Authority of Georgia Revenue (Mercer University)	5.000%	10/1/45	20,000	22,271
				187,123
Guam (0.2%)
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	1/1/46	5,500	6,302
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,463
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,524
				16,289
Hawaii (0.7%)
Hawaii Airports System Revenue	5.000%	7/1/45	21,455	24,411
Hawaii County HI GO	4.000%	9/1/35	2,330	2,594
Hawaii Department of Budget & Finance Special Purpose Revenue
(Chaminade University of Honolulu)	5.000%	1/1/35	1,230	1,277
Hawaii Department of Budget & Finance Special Purpose Revenue
(Chaminade University of Honolulu)	5.000%	1/1/45	1,500	1,532
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/25	2,250	2,709
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/26	3,500	4,193
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,720
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,749
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,845
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,365	2,682
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/17 (14)	6,000	5,917
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/18 (14)	2,000	1,939
				66,568
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,390
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,723
				17,113
Illinois (8.7%)
Chicago IL Board of Education GO	5.125%	12/1/32	6,225	5,257
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	7,273
Chicago IL Board of Education GO	5.000%	12/1/34	4,590	3,793
Chicago IL Board of Education GO	5.250%	12/1/35	4,715	3,984
Chicago IL Board of Education GO	5.250%	12/1/39	19,475	16,230

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Chicago IL Board of Education GO	5.000%	12/1/41	9,355	7,616
	Chicago IL Board of Education GO	5.000%	12/1/42	25,590	20,761
	Chicago IL Board of Education GO	7.000%	12/1/44	42,500	40,294
	Chicago IL GO	5.620%	1/1/26 (14)	2,755	2,790
	Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,663
	Chicago IL GO	5.000%	1/1/34	6,660	6,439
	Chicago IL GO	5.000%	1/1/34	2,000	1,934
	Chicago IL GO	5.000%	1/1/35	4,370	4,221
	Chicago IL GO	5.000%	1/1/38	13,000	12,452
	Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	18,767
	Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,993
	Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	8,206
	Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,611
	Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	8,072
	Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	13,055
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	8,500	9,867
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	11,000	12,377
	Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,655	4,111
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	15,595	17,478
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	11,000	12,696
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	5,600	6,372
	Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35	7,000	8,123
	Chicago IL O’Hare International Airport Revenue	5.750%	1/1/38	12,000	13,840
	Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	3,000	3,498
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/46	3,565	3,973
	Chicago IL Park District GO	5.000%	1/1/40	7,500	8,078
	Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	11,767
	Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	7,827
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	2,950	3,288
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	5,400	5,945
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,500	2,776
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,794
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/35	2,000	2,213
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	9,844
	Chicago IL Water Revenue	5.250%	11/1/38	16,315	17,158
	Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,087
	Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	7,622
	Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	1,500	1,680
1	Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.440%	5/6/16	9,000	9,000
	Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	2,000	2,373
	Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,785
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/38	7,500	8,143
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/39	8,150	9,090
	Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/42	2,000	2,226
	Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	22,500	24,210
	Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/36	1,400	1,536
	Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/40	1,275	1,388
	Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/17 (Prere.)	8,230	8,779
	Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/37	10,000	10,965
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/32	500	602
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/36	1,360	1,595
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/41	7,875	9,108
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	9,235	9,637
	Illinois Finance Authority Revenue (Lutheran Home & Services)	5.625%	5/15/42	5,500	5,847
	Illinois Finance Authority Revenue (Lutheran Home & Services)	5.750%	5/15/46	5,750	6,143
	Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33	6,000	6,432
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	7,054
	Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	11,849
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/34	1,915	2,210
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/35	1,875	2,159
	Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	6,265	7,242
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,659
	Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45	19,750	22,584
	Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.000%	5/15/37	1,750	1,803
	Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/45	1,000	1,033
	Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/50	2,845	2,919
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	12,051
	Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	4,600	5,315
	Illinois Finance Authority Revenue (Rush University Medical Center)	6.625%	5/1/19 (Prere.)	10,000	11,716
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/38	8,900	10,232
	Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	6.875%	8/15/19 (Prere.)	500	596

210

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19 (Prere.)	14,000	16,755
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35	7,300	8,286
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/44	1,750	1,960
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	10,000	11,871
Illinois GO	5.000%	1/1/19 (4)	4,000	4,337
Illinois GO	5.000%	1/1/20 (4)	2,930	3,253
Illinois GO	5.000%	8/1/21	8,000	8,911
Illinois GO	5.000%	3/1/22	5,000	5,594
Illinois GO	5.000%	8/1/22	14,225	15,978
Illinois GO	5.000%	3/1/23	6,165	6,843
Illinois GO	5.000%	8/1/23	13,800	15,608
Illinois GO	5.000%	3/1/24	5,000	5,515
Illinois GO	5.000%	8/1/24	13,660	15,121
Illinois GO	5.000%	2/1/25	2,270	2,546
Illinois GO	5.000%	8/1/25	3,000	3,295
Illinois GO	5.000%	1/1/28	5,000	5,572
Illinois GO	5.000%	5/1/29	5,125	5,589
Illinois GO	5.000%	6/1/30	4,725	4,807
Illinois GO	5.250%	2/1/32	9,575	10,466
Illinois GO	5.250%	2/1/33 (4)	6,200	6,971
Illinois GO	5.500%	7/1/33 (4)	3,350	3,847
Illinois GO	5.000%	1/1/34	6,805	7,168
Illinois GO	5.250%	2/1/34 (4)	3,125	3,512
Illinois GO	5.000%	5/1/34	2,500	2,680
Illinois GO	5.500%	7/1/38	7,500	8,195
Illinois Sales Tax Revenue	5.000%	6/15/17	7,000	7,336
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	6,120	6,156
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,920
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,709
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	6,000	7,061
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	5,000	5,821
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	9,400	11,002
1 Illinois Toll Highway Authority Revenue TOB VRDO	0.440%	5/6/16	4,000	4,000
1 Illinois Toll Highway Authority Revenue TOB VRDO	0.450%	5/6/16	3,100	3,100
1 Illinois Toll Highway Authority Revenue TOB VRDO	0.450%	5/6/16	10,190	10,190
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,956
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/30 (14)	13,555	7,476
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/42	5,000	5,308
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/53	7,500	8,187
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.500%	6/15/53	9,000	10,231
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	1,200	1,434
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/35	3,190	3,630
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,607
				888,910
Indiana (2.5%)
Ball State University Housing and Dining System Indiana Revenue	5.000%	7/1/35	1,695	2,002
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.000%	2/1/29	2,000	2,178
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.250%	2/1/34	2,650	2,885
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.000%	2/1/39	3,300	3,489
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/51	10,000	11,447
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,581
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,670
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	5,500	6,048
Indiana Finance Authority Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/39	7,205	8,316
Indiana Finance Authority Revenue (I-69 Development Partners LLC)	5.250%	9/1/34	5,000	5,639
Indiana Finance Authority Revenue (I-69 Development Partners LLC)	5.250%	9/1/40	9,000	9,945
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,731
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/44	25,550	27,742
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/48	28,025	30,300
1 Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health Credit Group)
TOB VRDO	0.440%	5/6/16	6,100	6,100
Indiana Health Facility Financing Authority Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	26,022
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	13,275	15,074
Indianapolis IN Airport Authority Special Facilities Revenue (Federal Express Corp. Project)	5.100%	1/15/17	14,500	14,939

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Indianapolis IN Local Public Improvement Bond Bank Revenue
	(Indianapolis Airport Authority Project)	5.000%	1/1/31	5,000	5,781
	Indianapolis IN Local Public Improvement Bond Bank Revenue
	(Indianapolis Airport Authority Project)	5.000%	1/1/32	4,500	5,172
	Indianapolis IN Local Public Improvement Bond Bank Revenue
	(Indianapolis Airport Authority Project)	5.000%	1/1/33	3,150	3,607
	Indianapolis IN Local Public Improvement Bond Bank Revenue
	(Qualified Midwestern Disaster Area)	5.750%	2/1/36	5,000	5,853
2	Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	1.160%	12/2/19	45,000	43,911
					251,432
Iowa (0.8%)
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	14,000	14,463
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	43,385	45,153
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	18,400	19,805
	Iowa Higher Education Loan Authority Revenue Private College Facility (Wartburg College Project)	5.000%	10/1/37	3,700	3,716
					83,137
Kansas (0.5%)
	Coffeyville KS Electric System Revenue	5.000%	6/1/38 (14)	6,000	6,506
	Coffeyville KS Electric System Revenue	5.000%	6/1/42 (14)	3,500	3,769
	Ford County KS Unified School District No. 443 GO	4.000%	3/1/28 (15)	1,000	1,152
	Kansas Development Finance Authority Health Facilities Revenue
	(Kansas University Health System)	5.375%	3/1/29	3,000	3,385
	Wichita KS GO	5.000%	12/1/34	2,280	2,682
	Wichita KS GO	5.000%	12/1/35	2,365	2,765
	Wichita KS GO	5.000%	12/1/39	11,305	13,054
	Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,676
	Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,822
	Wichita KS Health Care Facilities Revenue (Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,686
					55,497
Kentucky (0.6%)
	Kentucky Economic Development Finance Authority Hospital Revenue
	(Baptist Healthcare System Obligated Group)	5.250%	8/15/46	11,555	12,576
	Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	620	627
	Kentucky Public Transportation Infrastructure Authority Toll Revenue
	(Downtown Crossing Project) BAN	0.000%	7/1/33	3,065	2,557
	Kentucky Public Transportation Infrastructure Authority Toll Revenue
	(Downtown Crossing Project) BAN	0.000%	7/1/39	3,000	2,429
	Kentucky Public Transportation Infrastructure Authority Toll Revenue
	(Downtown Crossing Project) BAN	6.000%	7/1/53	12,025	14,049
	Louisville & Jefferson County KY Metropolitan Government Health Facilities Revenue
	(Jewish Hospital& St. Mary’s Healthcare Inc. Project)	5.750%	2/1/18 (Prere.)	9,400	10,226
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue
	(Norton Healthcare Obligated Group)	5.750%	10/1/42	9,500	11,329
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	6,250	6,944
					60,737
Louisiana (1.4%)
1	Juban Crossing LA Economic Development District Revenue	7.000%	9/15/44	8,250	8,666
	Louisiana Citizens Property Insurance Corp. Assessment Revenue	6.750%	6/1/26 (12)	6,000	6,701
	Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.950%	6/1/38	1,160	1,208
	Louisiana Local Government Environmental Facilities & Community Development Authority
	Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39	4,250	4,869
	Louisiana Local Government Environmental Facilities & Community Development Authority
	Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	9,990	11,602
	Louisiana Local Government Environmental Facilities & Community Development Authority
	Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/44	8,095	9,436
1	Louisiana Public Facilities Authority Dock & Wharf Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36	28,700	32,241
	Louisiana Public Facilities Authority Hospital Revenue
	(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/39	17,500	20,181
	Louisiana Public Facilities Authority Hospital Revenue
	(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/42	8,000	8,833
	Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/42 (4)	3,500	3,949
	New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,625
	New Orleans LA Aviation Board Revenue	5.000%	1/1/34	2,725	3,107
	New Orleans LA Aviation Board Revenue	5.000%	1/1/35	2,000	2,269
	New Orleans LA Sewage Service Revenue	5.000%	6/1/44	3,000	3,414
	New Orleans LA Water Revenue	5.000%	12/1/44	7,000	7,940
	Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,360
	Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	3,034
	St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,649
					148,084

212

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maine (0.0%)
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	2,320	2,468

Maryland (0.9%)
Anne Arundel County MD GO	5.000%	10/1/45	9,315	11,147
Anne Arundel County MD GO	5.000%	10/1/45	4,350	5,205
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,068
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,225
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,515
Frederick County MD Special Tax Revenue (Jefferson Technology Park)	7.125%	7/1/43	5,000	5,681
Maryland Health & Higher Educational Facilities Authority Revenue
(Life Bridge Health Obligated Group)	5.000%	7/1/40	2,000	2,324
Maryland Health & Higher Educational Facilities Authority Revenue
(Life Bridge Health Obligated Group)	5.000%	7/1/47	15,000	17,339
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,739
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	8,252
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/45	7,750	8,798
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/33	6,750	7,615
Prince Georges County MD GO	5.000%	9/15/16	10,000	10,172
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.125%	7/1/39	750	832
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.250%	7/1/44	2,000	2,221
				96,133
Massachusetts (0.9%)
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	120	147
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	745	910
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29	635	711
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41	5,000	5,681
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,813
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.125%	7/1/44	5,950	6,421
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	4,220
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,735
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,239
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,779
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/20	5,000	5,605
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/21	5,000	5,710
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	1/1/24	7,000	8,172
2 Massachusetts GO PUT	0.710%	8/1/17	5,000	4,996
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	5.500%	11/15/36	4,475	5,019
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.500%	7/1/18 (Prere.)	5,100	5,624
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,727
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University) VRDO	0.290%	5/2/16	7,800	7,800
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,000	2,315
Massachusetts Port Authority Revenue	5.000%	7/1/45	3,500	4,024
				96,648
Michigan (3.5%)
Chippewa Valley MI Schools GO	5.000%	5/1/28	1,500	1,824
Chippewa Valley MI Schools GO	5.000%	5/1/29	1,000	1,209
Chippewa Valley MI Schools GO	5.000%	5/1/30	1,000	1,203
Chippewa Valley MI Schools GO	5.000%	5/1/31	1,000	1,198
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.500%	7/1/24	10,000	10,455
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39	4,735	5,269
Detroit MI Water Supply System Revenue	5.000%	7/1/29 (4)	4,415	4,445
Detroit MI Water Supply System Revenue	5.000%	7/1/31	5,000	5,536
Detroit MI Water Supply System Revenue	5.250%	7/1/41	1,270	1,399
Genesee County MI GO	5.250%	2/1/40 (15)	12,330	14,155
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/44	1,730	1,939
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/47	3,550	3,969
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	11,099
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30	10,000	11,180
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40	7,500	8,470
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/43	16,110	17,884
Lincoln MI Consolidated School District GO	5.000%	5/1/40 (4)	1,250	1,433
Livonia MI Public Schools School District GO	5.000%	5/1/45 (4)	4,500	5,156
3 Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/27	850	1,051
3 Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/28	1,000	1,227
3 Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/29	1,000	1,221
3 Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/30	1,000	1,214
3 Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/31	1,000	1,210
Marysville MI Public Schools District GO	5.000%	5/1/37	2,135	2,514

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Building Authority Revenue	5.000%	11/15/36 (4)	6,500	7,194
Michigan Building Authority Revenue	5.000%	4/15/38	5,000	5,881
Michigan Building Authority Revenue	5.000%	10/15/50	6,000	6,839
Michigan Finance Authority Revenue	4.500%	10/1/29	5,000	5,396
Michigan Finance Authority Revenue	5.000%	10/1/33	3,000	3,475
Michigan Finance Authority Revenue	5.000%	10/1/34	3,670	4,239
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28	3,250	3,870
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/33	5,500	6,417
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	2,500	2,921
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	2,805	3,261
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32 (4)	4,400	5,106
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	2,000	2,297
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	5,500	6,352
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	1,500	1,716
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35	4,500	5,174
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	17,830	19,488
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	7,510	8,031
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32	2,340	2,765
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32	4,670	5,519
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33	4,025	4,735
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/34	2,200	2,579
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/35	2,515	2,935
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/33	2,750	3,130
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/34	3,000	3,409
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	3,500	4,302
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/28	2,000	2,432
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	2,500	2,767
1 Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	0.430%	5/6/16	3,335	3,335
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	4,060	4,145
Michigan Finance Authority Student Loan Revenue	5.000%	11/1/16	3,670	3,736
Michigan Finance Authority Student Loan Revenue	5.000%	11/1/17	2,625	2,750
Michigan GO	5.250%	9/15/26 (4)	12,000	12,724
Michigan Higher Education Facilities Authority Revenue (Albion College Project) VRDO	0.440%	5/6/16 LOC	9,000	9,000
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/35	2,115	2,395
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	4,315	5,001
Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22	3,800	3,713
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42	15,830	16,326
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/19 (Prere.)	7,000	8,158
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	11,216
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	5,000	5,641
Wayne County MI Airport Authority Revenue	5.000%	12/1/38	4,000	4,451
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,925
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,282
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,174
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,870
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,185
				356,517
Minnesota (0.5%)
Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,205
Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	4,172
Dakota County MN Community Development Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	8,194
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System) VRDO	0.300%	5/2/16 LOC	8,720	8,720
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/18 (Prere.)	8,250	9,470
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/40	500	521
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/20 (Prere.)	5,000	5,765
Rochester MN Health Care & Housing Facility Revenue (Homestead At Rochester, Inc. Project)	6.875%	12/1/48	10,000	11,354
St. Paul MN Housing & Redevelopment Authority Hospital Revenue (HealthEast Obligated Group)	5.250%	11/15/28	1,650	1,869
				51,270
Mississippi (0.1%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.280%	5/2/16	400	400
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,131
				6,531
Missouri (0.9%)
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/33	10,000	11,141
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/29	1,105	1,258
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/32	2,660	2,963

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Kirkwood MO Industrial Development Authority Retirement Community Revenue
	(Aberdeen Heights Project)	8.250%	5/15/39	5,000	5,660
	Kirkwood MO Industrial Development Authority Retirement Community Revenue
	(Aberdeen Heights Project)	8.250%	5/15/45	5,000	5,640
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue
	(St. Louis College of Pharmacy Project)	5.000%	5/1/40	1,410	1,522
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue
	(St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	9,503
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue
	(St. Louis College of Pharmacy Project)	5.000%	5/1/45	2,000	2,146
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/18 (Prere.)	5,200	5,819
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	1,300	1,427
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/48	2,475	2,789
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,664
	Missouri Health & Educational Facilities Authority Revenue (Washington University) VRDO	0.300%	5/2/16	2,200	2,200
	Missouri Housing Development Corp. Single Family Mortgage Revenue	6.000%	3/1/38	560	570
	Missouri Housing Development Corp. Single Family Mortgage Revenue	5.600%	9/1/38	2,235	2,282
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/32	9,000	9,927
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/33	10,000	10,919
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/27	1,750	2,141
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/28	2,690	3,271
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
	(St. Andrew’s Resources for Seniors Obligated Group)	5.000%	12/1/35	2,000	2,106
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
	(St. Andrew’s Resources for Seniors Obligated Group)	5.125%	12/1/45	4,250	4,448
					93,396
Multiple States (0.1%)
[1,2]	Eaton Vance Municipal Income Trust	1.910%	9/1/19	10,000	9,997

Nebraska (0.6%)
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	50,000	56,569
	Nebraska Public Power District Revenue	5.000%	1/1/35	3,200	3,712
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/41	3,680	4,309
					64,590
Nevada (0.5%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	10,445
	Clark County NV School District GO	5.000%	6/15/25	10,000	10,854
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	6,000	7,136
	Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/17 (Prere.)	2,550	2,724
	Sparks NV Local Improvement District Revenue	6.500%	9/1/20	1,295	1,392
	Sparks NV Local Improvement District Revenue	6.750%	9/1/27	2,640	2,783
	Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/37	2,000	2,417
1	Truckee Meadows NV Water Authority Water Revenue TOB VRDO	0.430%	5/6/16 LOC	9,990	9,990
					47,741
New Hampshire (0.1%)
	New Hampshire Health & Education Facilities Authority Revenue
	(Southern New Hampshire University)	5.000%	1/1/34	1,375	1,549
	New Hampshire Health & Education Facilities Authority Revenue
	(Southern New Hampshire University)	5.000%	1/1/42	4,450	4,970
	New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	7,000	8,333
					14,852
New Jersey (7.7%)
	Atlantic City NJ GO	4.000%	11/1/24 (4)	4,805	5,008
	Atlantic City NJ GO	4.000%	11/1/25 (4)	2,405	2,487
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,904
	Camden County NJ Improvement Authority Lease Revenue
	(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/25	1,195	1,444
	Camden County NJ Improvement Authority Lease Revenue
	(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/26	1,630	1,952
	Camden County NJ Improvement Authority Lease Revenue
	(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/27	1,610	1,918
[1,2]	Eaton Vance Municipal Income Trust	1.910%	9/1/19	7,500	7,498
	Gloucester County NJ Pollution Control Financing Authority Revenue (Logan Project)	5.000%	12/1/24	12,875	14,662
	New Jersey Building Authority Revenue	5.000%	6/15/19	13,670	14,771
	New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,450	1,469
	New Jersey COP	5.250%	6/15/27	5,000	5,474
	New Jersey Economic Development Authority Retirement Community Revenue
	(Seabrook Village Inc.)	5.250%	11/15/16 (Prere.)	2,000	2,050

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/16 (Prere.)	1,500	1,538
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	10,000	11,146
New Jersey Economic Development Authority Revenue	5.250%	6/15/40	2,500	2,735
New Jersey Economic Development Authority Revenue (Goethals Bridge Replacement Project)	5.375%	1/1/43	750	844
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	21,151
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,200	11,668
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,455	4,109
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	2,055	2,475
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	6,300	7,640
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,403
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/21	755	846
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	4,500	5,120
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	8,856
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	7,785
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23	6,545	7,220
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23	700	788
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,343
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,774
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,579
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,210
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/40	19,485	20,755
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/35	1,150	1,201
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	4.500%	7/1/41	2,750	2,709
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/31	4,000	4,514
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	5.125%	9/15/23	12,730	14,193
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	5.250%	9/15/29	9,750	10,792
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	7,789
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,391
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Marlboro Psychiatric Hospital Project)	5.000%	9/15/29	5,000	5,407
New Jersey Health Care Facilities Financing Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,418
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	8,000	8,515
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,574
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/18	15,000	16,125
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,581
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	10,205	11,391
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,663
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,211
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,869
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.750%	12/1/28	2,045	2,307
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.500%	12/1/29	10,000	10,016
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.625%	12/1/30	5,000	5,228
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/19	1,950	2,107
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	1,500	1,669
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/23	2,740	3,040
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/26	21,615	23,676
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	5,000	5,465
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	5,000	5,323
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38	18,000	19,148
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39	5,300	5,865
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44	19,665	20,798
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	1,360	1,461
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	9,000	9,795
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,205	1,322
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	5,240	5,748
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	2,570	2,810
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	6,000	6,812
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	15,250	17,548
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	5,855	6,844
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	2,140	2,431
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	6,565	7,424
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22 (4)	8,175	9,727
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	2,105	2,412
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23 (14)	10,000	11,926
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	2,500	2,847
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	30,000	20,871
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	9,307

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.625%	12/15/28	20,000	21,890
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	26,940	30,010
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	4,275	2,107
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	10,000	10,852
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/32	7,000	7,730
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36	22,000	23,685
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,718
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/41	3,000	3,276
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	8,295	9,786
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	6,785	7,987
New Jersey Turnpike Authority Revenue	5.150%	1/1/17 (Prere.)	21,495	22,154
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	15,000	17,364
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	5,000	5,760
Rutgers State University New Jersey Revenue VRDO	0.260%	5/2/16	4,245	4,245
Salem County NJ Pollution Control Financing Authority Revenue (Chambers Project)	5.000%	12/1/23	25,750	28,803
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	8,645	8,710
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/29	8,640	8,637
Tobacco Settlement Financing Corp. New Jersey Revenue	4.750%	6/1/34	11,180	10,496
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/41	14,400	13,607
				785,709
New Mexico (0.1%)
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Gerald Champion Regional Medical Center)	5.500%	7/1/42	5,000	5,441
New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.600%	7/1/38	1,415	1,441
New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.300%	1/1/39	1,060	1,089
				7,971
New York (11.4%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	5,765
1 Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project) TOB VRDO	0.440%	5/6/16	20,250	20,250
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/39	1,500	1,687
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	25,400	29,864
Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	4.750%	1/1/20	1,900	1,901
Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	5.250%	1/1/24	3,345	3,308
Long Island NY Power Authority Electric System Revenue	5.500%	4/1/22	10,010	11,108
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	1,000	1,213
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31	1,000	1,202
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/32	1,000	1,197
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33	1,600	1,911
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34	1,500	1,787
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36	1,000	1,181
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38	1,000	1,176
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39	1,000	1,163
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44	12,000	13,864
Nassau County NY GO	4.000%	10/1/21	9,400	10,459
Nassau County NY GO	5.000%	1/1/28	13,000	16,015
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/30	1,500	1,735
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/41	5,655	6,395
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	4.000%	7/1/45	4,000	4,100
New York City NY GO	5.000%	1/1/17 (Prere.)	3,935	4,053
New York City NY GO	5.000%	1/1/25	1,815	1,869
New York City NY GO	5.000%	8/1/32	8,000	9,368
New York City NY GO	5.000%	8/1/36	15,000	17,769
New York City NY GO VRDO	0.280%	5/2/16 LOC	2,300	2,300
New York City NY GO VRDO	0.280%	5/2/16	10,800	10,800
New York City NY GO VRDO	0.290%	5/2/16	4,500	4,500
New York City NY GO VRDO	0.290%	5/2/16	2,000	2,000
New York City NY GO VRDO	0.320%	5/2/16	6,300	6,300
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,719
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	4.500%	2/15/48	5,000	5,314
New York City NY Industrial Development Agency Airport Facilities Revenue
(TRIPS Obligated Group)	5.000%	7/1/28	4,000	4,412
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26 (12)	5,000	3,868
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49 (12)	10,000	11,628
New York City NY Industrial Development Agency Special Facility Revenue
(American Airlines Inc.)	7.625%	8/1/25	5,000	5,138
New York City NY Industrial Development Agency Special Facility Revenue
(American Airlines Inc.)	7.750%	8/1/31	37,470	38,513

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY Industrial Development Agency Special Facility Revenue
	(American Airlines Inc.) PUT	2.000%	8/1/16	30,000	30,057
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,419
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,903
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,739
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,847
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	8,000	9,356
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	16,235	19,194
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.280%	5/2/16	7,500	7,500
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.290%	5/2/16	1,100	1,100
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.320%	5/2/16	2,400	2,400
	New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/33	5,000	5,521
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/34	8,650	9,255
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	20,000	23,475
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	12,000	13,848
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/41	8,000	9,448
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.440%	5/5/16	5,000	5,000
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	130	133
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	7,870	8,049
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	2,765	3,370
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	4,300	5,270
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/36	6,000	6,627
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	15,000	17,827
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/37	11,250	13,543
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38	7,865	9,357
	New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.280%	5/2/16	8,600	8,600
	New York Convention Center Development Corp. Revenue	5.000%	11/15/40	7,465	8,805
1	New York Counties Tobacco Trust Revenue	6.250%	6/1/41	10,000	10,535
	New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,359
	New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,634
	New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,839
	New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	12,232
	New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	13,129
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.500%	10/1/37	3,000	3,937
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	3,450	3,668
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,500	1,624
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	3,515	3,810
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	2,000	2,390
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	2,000	2,381
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/32	2,250	2,758
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/33	2,500	3,053
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/36	9,000	10,533
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/36	9,225	11,251
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,575	10,042
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40	13,000	15,096
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	7,000	8,418
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	10,091
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,716
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,770
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41	8,500	10,069
1	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)
	TOB VRDO	0.440%	5/6/16	8,995	8,995
3	New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/41	3,750	4,464
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/34	18,370	21,441
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	4.000%	7/1/40	1,000	1,071
	New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.625%	7/1/17 (Prere.)	8,750	9,261
	New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	1.143%	5/1/18	10,075	10,075
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	12,000	15,208
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	8,910	10,929
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	13,000	15,393
	New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/33	3,000	3,581
	New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/34	1,000	1,188
	New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/40	5,000	5,816
	New York State Environmental Facilities Corp. Revenue
	(State Clean Water & Drinking Water Revolving Funds)	5.000%	10/15/16 (Prere.)	5,815	5,936
	New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44	58,545	63,407
	New York State Thruway Authority Revenue	5.000%	1/1/30	8,180	9,864
	New York State Thruway Authority Revenue	5.000%	1/1/37	15,000	17,392
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	6,250	7,619
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	7,500	9,369
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	7,500	9,310

218

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	4,000	4,941
Niagara NY Frontier Transportation Authority Airport Revenue (Buffalo Niagara International Airport)	5.000%	4/1/25	2,000	2,349
Niagara NY Frontier Transportation Authority Airport Revenue (Buffalo Niagara International Airport)	5.000%	4/1/26	3,750	4,385
Port Authority of New York & New Jersey Revenue	5.000%	10/15/24	5,985	7,115
Port Authority of New York & New Jersey Revenue	5.000%	9/15/25	3,835	4,465
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	1,695	2,041
Port Authority of New York & New Jersey Revenue	5.000%	10/15/28	5,625	6,815
Port Authority of New York & New Jersey Revenue	5.000%	10/15/29	10,000	12,074
Port Authority of New York & New Jersey Revenue	5.000%	9/1/32	4,500	5,279
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	9,900	11,374
Port Authority of New York & New Jersey Revenue	5.000%	12/1/33	5,000	5,799
Port Authority of New York & New Jersey Revenue	5.750%	3/15/35	25,000	27,022
Port Authority of New York & New Jersey Revenue	5.000%	10/15/36	2,665	3,074
Port Authority of New York & New Jersey Revenue	5.000%	10/15/37	4,665	5,369
Port Authority of New York & New Jersey Revenue	5.000%	10/15/44	10,000	11,396
Port Authority of New York & New Jersey Revenue	5.000%	5/1/45	5,000	5,909
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.490%	5/6/16	3,335	3,335
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.490%	5/6/16	5,560	5,560
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	4,000	4,598
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	13,000	15,258
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/30	2,315	2,660
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/31	2,000	2,289
Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/27	3,485	3,917
Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/32	3,000	3,311
Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/38	4,000	4,348
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/28	4,000	4,822
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	2,000	2,398
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/46	20,000	24,043
Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/32	1,000	1,196
Ulster County NY Capital Resource Corp. Revenue
(Health Alliance Senior Living Corp. - Woodland Pond at New Paltz Project)	0.000%	9/15/44	2,710	2,146
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	4,900	6,056
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	10,000	12,242
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/20 (Prere.)	2,665	3,264
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37	335	384
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	27,500	31,360
				1,169,723
North Carolina (0.6%)
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/55	6,000	7,081
North Carolina Medical Care Commission Health Care Facilities Mortgage Revenue (Salemtowne)	5.000%	10/1/23	1,850	1,860
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/23	9,785	11,381
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25	2,000	2,212
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30	2,000	2,134
North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35	2,250	2,388
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/30	4,000	4,794
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/32	5,000	5,943
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,241
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/40	10,000	11,546
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/34	5,050	5,602
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Aldersgate)	6.250%	7/1/35	4,500	5,028
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,861
				65,071
Ohio (2.0%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,566
Bowling Green State University Ohio Student Housing Revenue
(CFP I LLC - State University Project)	5.750%	6/1/31	5,000	5,449
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34	10,195	9,722
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.250%	6/1/37	5,000	4,985
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.000%	6/1/42	22,005	21,676
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47	20,730	20,057
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.500%	6/1/47	10,545	10,558
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	3,750	4,430
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,712
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/29	3,380	3,940
Cleveland-Cuyahoga County OH Port Authority Revenue
(Carnegie/89th Garage & Service Center LLC Project) VRDO	0.440%	5/6/16 LOC	2,200	2,200

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Columbus OH Regional Airport Authority Revenue (Pooled Financing Program) VRDO	0.410%	5/6/16 LOC	1,000	1,000
	Dayton-Montgomery County OH Port Authority Revenue (StoryPoint Troy Project)	7.125%	1/15/50	10,000	10,180
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.400%	5/6/16	1,700	1,700
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.400%	5/6/16	5,770	5,770
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/44	440	493
	JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	7,280	8,334
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27	7,500	8,863
	Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,627
	Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.250%	5/2/16	3,160	3,160
	Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.280%	5/2/16	3,650	3,650
	Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.280%	5/2/16	3,100	3,100
	Ohio GO VRDO	0.420%	5/6/16	2,200	2,200
	Ohio Higher Educational Facility Commission Revenue
	(Cleveland Clinic Health System Obligated Group) VRDO	0.290%	5/2/16	4,300	4,300
1	Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.440%	5/6/16	9,400	9,400
	Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	3,590	4,168
	Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	10,250	11,183
	Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	12/31/39	3,540	3,968
	Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	6/30/53	4,000	4,387
	Penta Career Center Ohio COP	5.250%	4/1/26	3,505	4,087
	Penta Career Center Ohio COP	5.250%	4/1/27	3,490	4,042
	Wood County OH Hospital Facilities Revenue (Wood County Hospital)	5.000%	12/1/32	3,000	3,250
					201,157
Oklahoma (0.3%)
	Cleveland County OK Educational Facilities Authority Lease Revenue
	(Moore Public Schools Project)	5.000%	6/1/23	6,445	7,747
	Oklahoma County OK Finance Authority Revenue (Epworth Villa Project)	5.125%	4/1/42	10,260	10,014
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue
	(Homeownership Loan Program)	5.800%	9/1/37	625	639
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue
	(Homeownership Loan Program)	5.875%	9/1/37	530	536
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue
	(Homeownership Loan Program)	5.950%	9/1/37	1,165	1,202
	Oklahoma Municipal Power Authority Power Supply System Revenue	6.000%	1/1/18 (Prere.)	4,500	4,893
	Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/38	3,500	4,107
					29,138
Oregon (0.2%)
	Oregon Health & Science University Revenue	5.750%	7/1/19 (Prere.)	6,750	7,781
	Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44	2,560	2,731
	Port of Portland OR International Airport Revenue	5.000%	7/1/32	1,000	1,171
	Port of Portland OR International Airport Revenue	5.000%	7/1/33	3,485	4,064
	Port of Portland OR International Airport Revenue	5.000%	7/1/34	3,160	3,672
					19,419
Pennsylvania (5.2%)
	Allegheny County PA GO	5.000%	11/1/29	3,265	3,675
	Allegheny County PA Higher Education Building Authority University Revenue
	(Chatham University)	5.000%	9/1/30	500	566
	Allegheny County PA Higher Education Building Authority University Revenue
	(Chatham University)	5.000%	9/1/35	2,165	2,432
3	Allegheny County PA Higher Education Building Authority University Revenue
	(Duquesne University)	5.000%	3/1/27	1,635	2,029
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42	12,500	13,354
1	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)
	TOB VRDO	0.430%	5/6/16 LOC	6,600	6,600
	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	0.410%	5/6/16	3,190	3,190
	Cumberland County PA Municipal Authority Revenue
	(Asbury Pennsylvania CCRC Obligated Group)	5.250%	1/1/41	4,000	4,199
	East Hempfield Township PA Industrial Development Authority Revenue
	(Millersville University Student Housing Project)	5.000%	7/1/35	1,060	1,160
	East Hempfield Township PA Industrial Development Authority Revenue
	(Millersville University Student Housing Project)	5.000%	7/1/39	1,625	1,750
	East Hempfield Township PA Industrial Development Authority Revenue
	(Millersville University Student Housing Project)	5.000%	7/1/46	3,175	3,397
2	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) PUT	1.364%	6/1/24	18,500	18,668
	Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.280%	5/2/16	12,000	12,000
	Lancaster County PA Hospital Authority Health System Revenue
	(University of Pennsylvania Health System)	4.000%	8/15/45	5,240	5,600
	Lancaster County PA Hospital Authority Health System Revenue
	(University of Pennsylvania Health System)	5.000%	8/15/46	7,000	8,239
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/36	1,000	1,201

220

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43	4,285	4,894
Lehigh County PA General Purpose Authority Revenue
(Bible Fellowship Church Homes Inc. Project)	5.125%	7/1/32	2,710	2,848
Lehigh County PA General Purpose Authority Revenue
(Bible Fellowship Church Homes Inc. Project)	5.250%	7/1/42	4,000	4,185
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/30	4,000	4,594
Montgomery County PA GO VRDO	0.300%	5/2/16	1,750	1,750
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,971
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,565
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/45	10,000	11,145
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/46	1,700	1,893
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35	2,670	3,121
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40	2,500	2,895
Montgomery County PA Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Inc.)	5.250%	1/1/40	5,000	5,060
Montgomery County PA Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Inc.)	5.375%	1/1/50	10,000	10,136
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	6.125%	7/1/50	15,000	15,514
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35	5,000	5,429
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40	6,500	7,026
3 Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/37	765	873
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(National Gypsum Co.)	5.500%	11/1/44	5,000	5,249
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	17,500	17,556
Pennsylvania Economic Development Financing Authority Revenue (PA Bridges Financing Corp.)	5.000%	12/31/38	4,000	4,510
Pennsylvania Economic Development Financing Authority Revenue (PA Bridges Financing Corp.)	5.000%	6/30/42	6,060	6,799
Pennsylvania Economic Development Financing Authority Revenue
(Rapid Bridge Replacement Project)	5.000%	12/31/29	10,000	11,665
Pennsylvania Economic Development Financing Authority Revenue
(Rapid Bridge Replacement Project)	5.000%	12/31/34	10,055	11,521
Pennsylvania GO	5.000%	8/1/32	8,235	9,630
Pennsylvania GO	5.000%	8/1/33	6,440	7,502
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,519
1 Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)
TOB VRDO	0.470%	5/6/16	7,560	7,560
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	15,120	17,578
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	11,231
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,670
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	4,400
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,828
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,000	5,885
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/33	4,000	4,896
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,801
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/37	6,245	7,183
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39	8,000	6,339
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	13,000	15,008
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,415	18,692
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	11,225	13,073
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,400
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	17,000	19,329
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	4,070
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	10,530	11,935
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/27	5,000	5,997
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	3,455	4,234
Philadelphia PA Gas Works Revenue	5.000%	8/1/27	2,000	2,422
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	2,000	2,397
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,000	1,169
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,000	1,165
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.290%	5/2/16	3,500	3,500
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/36	5,850	6,449

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/42	7,930	8,701
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	190	213
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	15	17
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/38	12,770	13,548
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	3,500	4,067
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	7,000	8,090
Pocono Mountains Industrial Park Authority Pennsylvania Hospital Revenue
(St. Luke’s Hospital Obligated Group)	5.000%	8/15/40	8,125	9,191
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	1.076%	12/1/17	10,120	10,103
1 Westmoreland County PA Industrial Development Authority Revenue	4.720%	7/1/35	12,000	12,814
				534,893
Puerto Rico (0.7%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.125%	7/1/37	4,905	3,140
Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	10,050	6,420
Puerto Rico GO	5.000%	7/1/28	1,845	1,087
Puerto Rico GO	5.125%	7/1/28	3,245	1,916
Puerto Rico GO	5.375%	7/1/30	3,665	2,172
Puerto Rico GO	5.125%	7/1/31	3,125	1,845
Puerto Rico GO	5.250%	7/1/37	5,055	2,989
Puerto Rico GO	5.750%	7/1/38	4,320	2,560
Puerto Rico GO	5.500%	7/1/39	7,315	4,326
Puerto Rico GO	5.000%	7/1/41	6,795	4,002
Puerto Rico GO	5.750%	7/1/41	10,290	6,085
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40	22,785	13,586
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	19,080	11,377
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/46	5,725	3,413
Puerto Rico Sales Tax Financing Corp. Revenue	5.750%	8/1/57	6,030	3,580
				68,498
Rhode Island (0.4%)
1 Narragansett RI Commission Wastewater System Revenue TOB VRDO	0.460%	5/6/16 LOC	5,600	5,600
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/27 (4)	10,040	12,191
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/29	4,530	5,213
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/30	4,000	4,571
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	12,530	12,605
				40,180
South Carolina (1.3%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	10,120	10,385
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,170	1,171
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	12,599
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,834
South Carolina Jobs Economic Development Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,533
South Carolina Ports Authority Revenue	5.250%	7/1/55	10,245	11,612
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	1,190	1,339
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	13,810	15,538
South Carolina Public Service Authority Revenue	5.000%	12/1/33	10,000	12,039
South Carolina Public Service Authority Revenue	5.000%	12/1/34	7,430	8,795
South Carolina Public Service Authority Revenue	5.000%	12/1/35	7,940	9,318
South Carolina Public Service Authority Revenue	5.000%	12/1/38	15,335	17,695
South Carolina Public Service Authority Revenue	5.000%	12/1/39	5,000	5,769
South Carolina Public Service Authority Revenue	5.000%	12/1/50	10,000	11,393
				131,020
South Dakota (0.2%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,686
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	11,262
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,709
				21,657
Tennessee (1.4%)
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45	6,500	7,357
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/39	7,600	8,561
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/44	10,280	11,548
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	0.000%	1/1/42	3,215	890

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Government of Nashville & Davidson County TN Health
& Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/40	5,000	5,818
Metropolitan Government of Nashville & Davidson County TN Health
& Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/46	5,000	5,771
Metropolitan Government of Nashville & Davidson County TN Industrial Development Board
Revenue (Waste Management Inc. Tennessee Project) PUT	1.500%	8/1/17	7,500	7,506
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	22,820	25,111
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	7,280	8,173
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	3,460	3,919
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	2,320	2,729
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	1,010	1,183
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	6,285	7,446
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	2,190	2,599
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	1,665	1,995
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	5,790	6,885
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	8,060	9,746
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	3,535	4,376
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	16,325	19,623
Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	7/1/37	30	31
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	1/1/38	1,175	1,249
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	3,940	4,238
				146,754
Texas (8.9%)
Austin TX Airport System Revenue	5.000%	11/15/26	1,000	1,202
Austin TX Airport System Revenue	5.000%	11/15/39	4,370	4,943
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32	4,090	2,309
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	3,000	1,598
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	6,590	7,327
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/46	1,500	1,791
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,000	9,545
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/26	10,000	11,465
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/26	1,530	1,850
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32	7,200	8,154
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	3,760	4,241
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	7,000	7,895
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	21,275	23,728
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	7,085	7,899
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	16,785	18,639
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	10,000	11,104
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43	11,000	12,071
Eagle Mountain & Saginaw TX Independent School District GO	4.550%	8/15/16 (Prere.)	2,360	2,388
Eagle Mountain & Saginaw TX Independent School District GO	4.550%	8/15/37 (4)	2,640	2,672
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/34	19,500	16,996
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51	8,000	9,282
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/31	8,000	9,255
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/38	2,500	2,727
Harris County TX GO	5.000%	10/1/28	5,000	6,275
Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	582
Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	579
Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,266
Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,637
Houston TX Airport System Revenue	5.000%	7/15/30	11,605	13,068
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,613
Houston TX Airport System Revenue	5.000%	7/15/35	5,000	5,507
Houston TX Airport System Revenue	5.500%	7/1/39	5,010	5,484
Houston TX Airport System Special Facilities Revenue
(Continental Airlines Inc. Terminal Improvement Projects)	4.750%	7/1/24	7,500	8,468
Houston TX Airport System Special Facilities Revenue
(Continental Airlines Inc. Terminal Improvement Projects)	5.000%	7/1/29	23,150	25,772
Houston TX Airport System Special Facilities Revenue
(Continental Airlines Inc. Terminal Improvement Projects)	6.500%	7/15/30	4,000	4,656
Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,850
Laredo TX Independent School District GO	5.000%	8/1/24	4,340	5,457
1 Lone Star College System Texas GO TOB VRDO	0.440%	5/6/16	7,600	7,600
Love Field Airport Modernization Corp. Texas Special Facilities Revenue
(Southwest Airlines Co. Project)	5.000%	11/1/22	2,250	2,633
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	17
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	11

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	234
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	6
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,625
	Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	11,064
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,328
	Lower Colorado River Authority Texas Transmission Contract Revenue
	(LCRA Transmission Services Corp.)	5.000%	5/15/45	9,500	10,842
	Lubbock TX Independent School District GO	5.750%	2/15/19 (Prere.)	4,500	5,106
	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
	(Christian Care CentersInc. Project)	5.125%	2/15/42	2,750	2,988
3	Mission TX Economic Development Corp. Revenue (Natgasoline Project)	5.750%	10/1/31	15,000	15,600
	New Hope TX Cultural Education Facilities FinanceCorp. First Mortgage Revenue
	(Morningside Ministries Project)	6.500%	1/1/43	4,370	5,110
	New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
	(Tarleton State University Project)	5.000%	4/1/35	1,500	1,659
	New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
	(Tarleton State University Project)	5.000%	4/1/39	2,250	2,435
	New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
	(Tarleton State University Project)	5.000%	4/1/46	3,765	4,045
	New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
	(Tarleton State University Project)	5.000%	4/1/47	4,000	4,326
	New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
	(Texas A&M University Project)	5.000%	7/1/35	4,200	4,659
	New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
	(Texas A&M University Project)	5.000%	7/1/47	14,000	15,256
	North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	5,640	6,092
	North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	29,000	31,384
	North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	22,983
	North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	10,224
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,955
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,250	7,344
	North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,197
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,939
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	10,000	11,784
	North Texas Tollway Authority System Revenue	5.625%	1/1/33	2,505	2,682
	North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	17,438
	North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	6,061
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	1,180	1,381
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/24	7,675	9,499
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,246
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	3,825	3,251
	Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
	(Stayton at Museum Way Project)	8.250%	11/15/44	4,000	4,092
	Texas GO	5.750%	8/1/31	390	392
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	1.125%	9/15/17	11,165	11,163
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	10,000	11,222
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	15,400	17,601
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25	16,500	19,180
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26	3,050	3,527
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	1,995	2,458
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	14,935	18,872
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	3,650	4,197
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	3,395	3,864
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/32	6,480	7,254
	Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	279
	Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)(ETM)	14,385	14,202
	Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	44,225	43,611
	Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	50	49
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	3,705	4,475
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	20,000	24,477
	Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33	10,000	12,257
	Texas Private Activity Surface Transportation Corp. Revenue	7.000%	12/31/38	12,500	15,724
	Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	23,525	27,727
	Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	800	959
	Texas Private Activity Surface Transportation Corp. Revenue	6.750%	6/30/43	24,790	30,651
3	Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/40	3,000	3,332
3	Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/45	5,000	5,519
3	Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/50	6,000	6,566
3	Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/55	5,500	5,973
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	31,900	36,780

224

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	12,900	14,720
Westlake TX Special Assessment Revenue	6.250%	9/1/40	2,500	2,542
Westlake TX Special Assessment Revenue	6.375%	9/1/45	2,500	2,546
				905,510
Utah (0.4%)
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	5,240
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	4,327
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	5,469
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	4,072
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/35	10,460	12,339
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/42	11,840	13,454
				44,901
Vermont (0.1%)
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	2,180	2,268
2 Vermont Student Assistance Corp. Education Loan Revenue	3.629%	12/3/35	10,000	10,000
				12,268
Virgin Islands (0.2%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29	3,500	4,030
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33	2,250	2,541
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,400	2,660
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,500	2,795
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/30	5,000	5,882
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/33	3,000	3,483
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	2,127
				23,518
Virginia (1.6%)
1 Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue
(Portals West Apartment)	8.250%	4/1/32 (ETM)	425	575
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	6,078
Chesterfield County VA Economic Development Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,957
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,656
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,310
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,329
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,141
Gloucester County NJ Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17	4,000	4,010
Hampton Roads VA Sanitation & Wastewater District Revenue	4.000%	8/1/32	14,630	16,519
Hanover County VA Economic Development Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,740
1 Newport News VA Industrial Development Authority Health System Revenue	5.330%	7/1/45	17,000	17,885
Tobacco Settlement Financing Corp. Virginia Revenue	5.200%	6/1/46	3,000	2,683
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,092
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,365
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,146
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	4,755	4,914
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	10,000	10,334
Virginia GO	5.000%	6/1/17	7,480	7,840
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/33	2,835	3,321
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/34	3,380	3,945
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/36	7,045	8,149
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	14,280
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	15,000	17,756
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	15,225
Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,572
				167,822
Washington (1.2%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/25	2,500	2,958
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/26	4,000	4,713
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/21	5,000	5,842
Port of Seattle WA Revenue	5.000%	8/1/23	2,810	3,356
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,507
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	10,227
Port of Seattle WA Revenue	5.000%	4/1/33	2,500	2,898
Port of Seattle WA Revenue	5.000%	4/1/35	6,150	7,074

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port of Seattle WA Revenue	5.000%	4/1/40	5,000	5,707
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	9,060	10,030
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/31	5,000	5,616
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/41	7,565	8,759
1 Washington GO TOB VRDO	0.440%	5/6/16	6,325	6,325
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/39	4,500	5,078
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	10,000	11,071
Washington Health Care Facilities Authority Revenue (MultiCare Health System) VRDO	0.290%	5/2/16 LOC	9,500	9,500
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	10,000	11,484
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,537
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	6.750%	7/1/35	820	865
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	7.000%	7/1/45	2,000	2,100
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	7.000%	7/1/50	2,000	2,086
				124,733
West Virginia (0.3%)
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,839
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,000	6,668
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.375%	6/1/38	5,000	5,822
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.500%	6/1/39	400	440
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.500%	6/1/44	5,000	5,845
West Virginia Hospital Finance Authority Hospital Revenue
(Valley Health System Obligated Group)	5.000%	1/1/44	2,000	2,283
West Virginia Hospital Finance Authority Hospital Revenue
(Valley Health System Obligated Group)	5.000%	1/1/44	2,250	2,537
				26,434
Wisconsin (2.1%)
Platteville WI Redevelopment Authority Revenue (Platteville Real Estate)	5.000%	7/1/42	3,000	3,136
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/26	2,410	2,892
Wisconsin GO	6.000%	5/1/27	17,000	19,505
Wisconsin GO	6.250%	5/1/37	20,200	23,352
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/40	5,675	6,444
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	12,107
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/37	5,000	5,584
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,702
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	5,500	6,252
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/39	5,000	5,694
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/34	9,300	10,727
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/44	3,155	3,580
Wisconsin Public Finance Authority Airport Facilities Revenue (AFCO Investors II Portfolio)	5.000%	10/1/23	8,400	8,531
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/17	6,100	6,379
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	11,370	12,494
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	13,247
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	5,000	5,279
Wisconsin Public Finance Authority CCRC Revenue (Glenridge on Palmer Ranch Inc. Project)	8.250%	6/1/46	14,500	18,109
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30	10,000	10,664
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/31	3,000	3,516
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/32	4,745	5,544
Wisconsin Public Finance Authority Revenue (Celanese Corp.)	5.000%	12/1/25	5,000	5,787
Wisconsin Public Finance Authority Revenue (Celanese Corp.)	4.300%	11/1/30	7,210	7,435
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/30	800	855
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/38	4,050	4,229
Wisconsin Public Finance Authority Student Housing Revenue
(Western Carolina University Project)	5.250%	7/1/47	3,250	3,454
				212,498
Wyoming (0.1%)
Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.260%	5/2/16	7,100	7,100
Total Tax-Exempt Municipal Bonds (Cost $9,307,220)				9,992,795

High-Yield Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
5 Vanguard Municipal Cash Management Fund (Cost $237,992)	0.346%	237,991,645	237,992
Total Investments (100.0%) (Cost $9,545,212)			10,230,787

			Amount
			($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard			840
Receivables for Investment Securities Sold			12,109
Receivables for Accrued Income			131,194
Receivables for Capital Shares Issued			17,273
Other Assets			720
Total Other Assets			162,136
Liabilities
Payables for Investment Securities Purchased			(141,457)
Payables for Capital Shares Redeemed			(7,485)
Payables for Distributions			(9,229)
Payables to Vanguard			(8,900)
Other Liabilities			(147)
Total Liabilities			(167,218)
Net Assets (100%)			10,225,705

At April 30, 2016, net assets consisted of:
			Amount
			($000)
Paid-in Capital			9,629,480
Undistributed Net Investment Income			198
Accumulated Net Realized Losses			(89,546)
Unrealized Appreciation (Depreciation)
Investment Securities			685,575
Futures Contracts			(2)
Net Assets			10,225,705

Investor Shares—Net Assets
Applicable to 159,502,424 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			1,834,546
Net Asset Value Per Share—Investor Shares			$11.50

Admiral Shares—Net Assets
Applicable to 729,559,348 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			8,391,159
Net Asset Value Per Share—Admiral Shares			$11.50

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $268,476,000, representing 2.6% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2016.
4 Securities with a value of $2,724,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

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Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F952 062016

Semiannual Report | April 30, 2016

Vanguard Tax-Exempt Bond Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	56
Trustees Approve Advisory Arrangement.	58
Glossary.	59

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2016
		Taxable-
	30-Day SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Tax-Exempt Bond Index Fund
Investor Shares	1.45%	2.56%	0.74%	2.89%	3.63%
ETF Shares	1.52	2.69
Market Price					3.63
Net Asset Value					3.62
Admiral™ Shares	1.52	2.69	0.82	2.84	3.66
S&P National AMT-Free Municipal Bond Index					3.67
General Municipal Funds Average					3.59

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4%.

General Municipal Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2015, Through April 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Exempt Bond Index Fund
Investor Shares	$10.05	$10.34	$0.074	$0.000
ETF Shares	50.33	51.74	0.404	0.000
Admiral Shares	20.10	20.67	0.164	0.000

1

Chairman’s Letter

Dear Shareholder,

Relatively strong demand and light supply helped the broad U.S. municipal bond market return well over 3% for the six months ended April 30, 2016, outpacing the broad U.S. taxable bond market.

Investors were particularly drawn to securities offering safety and yield, a bias that helped drive up the prices of intermediate- and longer-term munis. Investor Shares of Vanguard Tax-Exempt Bond Index Fund returned 3.63% for the half year. Although interest income contributed to this result, three-quarters of the return came from rising prices. The fund’s ETF Shares returned 3.62% based on net asset value, and its Admiral Shares returned 3.66%.

Those results were in line with the 3.67% returned by the fund’s benchmark, the S&P National AMT-Free Municipal Bond Index—a broad, market-value-weighted index that includes more-liquid investment-grade municipal bonds of short, intermediate, and long maturities. “AMT-free” means that interest income generated by the benchmark constituents is generally not subject to the U.S. federal alternative minimum tax or federal income tax. It’s also worth noting that the index does not include higher-risk revenue bonds or bonds issued by U.S. territories, such as Puerto Rico and Guam.

2

The fund outpaced the average return of peer funds, which was 3.59%.

Because rising bond prices push yields down, the 30-day SEC yield of your fund’s Investor Shares slipped to 1.45% at the end of April from 1.69% six months earlier. The yields for Admiral and ETF Shares fell to 1.52% from 1.77% over the same period.

Bonds proved attractive with help from the Fed
The broad U.S. bond market returned 2.82% for the half year. After retreating in November and December, the bond market recorded positive results for each of the next four months. While the Federal Reserve raised its target rate a quarter of a percentage point to 0.25%–0.50% in

December, its cautious tone about further increases helped keep longer-term rates from rising. In fact, the yield of the 10-year U.S. Treasury note closed at 1.83% at the end of April, down from 2.17% six months earlier.

Despite the Fed rate hike, short-term rates remained very low historically, restraining returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 8.72%. In a reversal from the trend of recent years, foreign currencies strengthened against the dollar, helping international bonds. Even without this currency benefit, however, international bond returns were solid.

Market Barometer
			Total Returns
		Periods Ended April 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.82%	2.72%	3.60%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.55	5.29	5.37
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.10	0.05

Stocks
Russell 1000 Index (Large-caps)	0.22%	0.34%	10.81%
Russell 2000 Index (Small-caps)	-1.90	-5.94	6.98
Russell 3000 Index (Broad U.S. market)	0.06	-0.18	10.50
FTSE All-World ex US Index (International)	-1.52	-10.65	0.25

CPI
Consumer Price Index	0.60%	1.13%	1.25%

3

U.S. stocks traveled a rocky road, finishing the period about even
The broad U.S. stock market delivered little in the way of returns for a half year marked by inconsistency, sharp declines, and distinct rallies.

After struggling during the first four months of the period, U.S. stocks rebounded in the final two. Most of the surge came in March, as investors cheered the Fed’s indication that it would scale back its original plan for interest rate hikes in 2016. Continued aggressive stimulus by central bankers in Europe and Asia and a recovery in oil prices also helped.

International stocks traced an even rockier path than their U.S. counterparts en route to modestly negative returns. Developed markets, especially Europe, notched weak results, while emerging markets managed a slight advance.

Munis benefited from tight supply, and from investors’ hunt for yield
Muni yields were pulled in different directions during the half year. Toward the end of 2015, the Fed raised its target for overnight interest rates—the first hike in almost a decade—and the yields of short-term municipal bonds rose even before that well-telegraphed move. On the other hand, the yields of longer-term munis were pushed lower as investors’

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Admiral	Peer Group
	Shares	Shares	Shares	Average
Tax-Exempt Bond Index Fund	0.20%	0.12%	0.12%	0.94%

The fund expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the fund’s annualized expense ratios were 0.21% for Investor Shares, 0.13% for ETF Shares, and 0.13% for Admiral Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: General Municipal Funds Average.

4

concerns about global growth fed their demand for these securities. So did the subdued outlook for inflation (with oil prices volatile but still low) and, toward the close of the period, the Fed’s dampening of expectations for further rate hikes.

With many central banks abroad pursuing further monetary easing, the yields on offer from U.S. bonds, including munis, continued to attract international buyers. In January, the Bank of Japan joined the European Central Bank in setting a key interest rate below zero, and both continued their stimulative bond-buying program in an attempt to spur growth and ward off deflation.

On the supply side of the equation, issuance was down from the same period the previous year. Although state coffers generally continued to benefit from rising tax revenues, which in turn helped their credit profiles, municipal issuers didn’t have a strong appetite for initiating new capital projects. Refunding activity was down, but it still made up the larger share of issuance.

Of course, there were instances where the creditworthiness of muni issuers deteriorated. First among them was Puerto Rico, which declared a debt moratorium on April 6. Your fund was unaffected by developments there, since, as I mentioned earlier, it does not invest in bonds issued by U.S. territories.

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	October 31,	April 30,
Maturity	2015	2016
2 years	0.54%	0.65%
5 years	1.17	0.99
10 years	2.04	1.62
30 years	3.07	2.58
Source: Vanguard.

5

Given the flattening in the yield curve, returns for longer-term munis were well ahead of the slim returns seen for very short-term munis. Differences in returns by credit quality were more muted, but munis rated A and BBB by major credit rating agencies (the lower end of the investment-grade ladder) outpaced their higher-rated counterparts.

The potential upside of rising rates

Bond fund investors may wonder about the effect of rising interest rates on bond prices—
even though the Federal Reserve has raised rates more slowly than anticipated.

Initially, as interest rates go up, the market value of bonds in a portfolio will decline, bringing their yields closer to those of newer issues. However, the opportunity to reinvest cash flow into higher-yielding bonds over time can benefit investors who can wait.

Consider a hypothetical example of an intermediate-term investment-grade taxable bond fund yielding 2.25%. Assume rates rise by a quarter of a percentage point every January and July from 2016 through 2019, ending at 4.25%. Although the cumulative total return would decline initially, by mid-2023, it would be higher than if rates hadn’t changed. The bond math would be similar for municipal bonds. Of course, the pace and magnitude of rate increases would affect the time until breakeven.

The silver lining of higher yields
Cumulative rate of return

Notes: This hypothetical example shows the impact on a generic, taxable intermediate-term bond fund if the Federal Reserve raised short-term interest rates by a quarter of a percentage point every January and July from 2016 through 2019. Intermediate-term rates are assumed to rise by the same amount. The bond fund has a duration of 5.5 years. (Duration is a measure of the sensitivity of bond—and bond mutual fund—prices to interest rate movements.)
Source: Vanguard.

6

Whether it’s index or active, low costs and talent matter
If you listen to some investing pundits, you might think index investing and actively managed investing are incompatible opposites. We at Vanguard don’t see it that way.

To us, it’s not index versus active. In fact, depending on your goals, it could well be index and active.

Vanguard is known as a pioneer in index investing. In 1976, we opened the first index mutual fund, giving shareholders an opportunity to track the performance of the S&P 500 Index. But our roots in active management—which aims to choose investments that will outperform the market—go back to the 1929 launch of what later became Vanguard Wellington™ Fund.

Our index and active funds share important traits. Both are low-cost, and as their assets grow, we can further cut expenses and pass on the economies of scale to investors. That allows you to keep more of your fund’s returns.

And low costs aren’t the whole story. Talent and experience are vital, regardless of a fund’s management style.

When it comes to indexing, portfolio managers in our Equity Index Group and Fixed Income Group have honed their expertise over decades. That expertise helps our index funds meet their objectives of closely tracking their benchmarks.

Our active funds, too, benefit from world-class managers—both our own experts and premier money managers we hire from around the globe. There’s no guarantee that active management will lead to market-beating results, but the combination of talent and low costs can give investors a better chance of success.

If you’d like to know more, see Keys to Improving the Odds of Active Management Success and The Case for Index-Fund Investing, available at vanguard.com/research.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 18, 2016

7

Tax-Exempt Bond Index Fund

Fund Profile
As of April 30, 2016

Share-Class Characteristics

	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VTEBX	VTEB	VTEAX
Expense Ratio[1]	0.20%	0.12%	0.12%
30-Day SEC Yield	1.45%	1.52%	1.52%

Financial Attributes

		S&P
		National
		AMT-Free
	Fund	Muni Bond Idx
Number of Bonds	1,245	10,781
Yield to Maturity
(before expenses)	1.6%	1.6%
Average Coupon	4.6%	4.6%
Average Duration	5.5 years	5.4 years
Average Stated
Maturity	13.3 years	13.5 years
Short-Term
Reserves	0.0%	—

Largest Area Concentrations

New York	19.5%
California	16.7
Texas	9.9
Massachusetts	5.2
New Jersey	5.1
Pennsylvania	4.4
Illinois	4.2
Florida	3.8
Washington	2.6
Georgia	2.2
Top Ten	73.6%
Percentage of net assets, excluding any futures contracts.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	7.9%
1 - 3 Years	10.5
3 - 5 Years	8.4
5 - 10 Years	17.0
10 - 20 Years	28.0
20 - 30 Years	24.9
Over 30 Years	3.3

Distribution by Credit Quality (% of portfolio)
AAA	26.5%
AA	55.9
A	15.5
BBB	1.6
Not Rated	0.5
Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the annualized expense ratios were 0.21% for Investor Shares, 0.13% for ETF Shares, and 0.13% for Admiral Shares.
8

Tax-Exempt Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 21, 2015, Through April 30, 2016
				S&P
				National
				AMT-Free
			Investor Shares	Muni Bond Idx
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2015	0.32%	0.50%	0.82%	0.83%
2016	0.74	2.89	3.63	3.67
Note: For 2016, performance data reflect the six months ended April 30, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Since Inception
	Inception Date	Income	Capital	Total
Investor Shares	8/21/2015	0.94%	2.80%	3.74%
Fee-Adjusted Returns				3.48
ETF Shares	8/21/2015
Market Price				3.75
Net Asset Value				3.74
Admiral Shares	8/25/2015	1.03	2.80	3.83
Fee-Adjusted Returns				3.57

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns table is not adjusted for fees.

See Financial Highlights for dividend and capital gains information.

9

Tax-Exempt Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.9%)
Alabama (0.9%)
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/18	100	110
Alabama Federal Aid Highway Finance
Authority GAN	5.000%	9/1/27	260	324
Alabama Federal Aid Highway Finance
Authority Special	5.000%	9/1/19	200	226
Alabama Public School & College Authority	5.000%	1/1/24	225	281
Alabama Public School & College Authority	5.000%	1/1/26	290	366
Alabama Public School & College Authority	5.000%	1/1/27	200	250
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	160	196
Birmingham AL Airport Authority Revenue	5.250%	7/1/30 (4)	150	172
Birmingham AL Airport Authority Revenue	5.500%	7/1/40 (4)	140	161
Birmingham AL Water Works & Sewer Board
Water Revenue	4.500%	1/1/43 (2)	100	102
Birmingham AL Water Works Board
Water Revenue	5.000%	1/1/41	575	655
				2,843
Alaska (0.1%)
Anchorage AK Electric Utility Revenue	5.000%	12/1/41	270	311

Arizona (1.5%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/37	380	444
Arizona School Facilities Board COP	5.250%	9/1/18 (Prere.)	100	110
Arizona School Facilities Board COP	5.000%	9/1/23	500	616
Arizona Transportation Board Excise Tax Revenue	5.250%	7/1/19 (Prere.)	135	153
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/19 (Prere.)	300	339
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	145	184
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	500	610
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20 (Prere.)	150	176
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/23	125	157
Phoenix AZ Civic Improvement Corp. Transit
Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20	200	232

10

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	275	329
Pima County AZ Industrial Development Authority
Lease Revenue (Clark County Detention
Facilities Project)	5.000%	9/1/39	120	128
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/27	100	107
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/27	300	359
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	50	55
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	125	150
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/31	120	144
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/39	300	329
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/45	125	148
				4,770
California (16.7%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	250	238
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	145	135
Alameda CA Corridor Transportation Authority
Revenue	5.450%	10/1/25 (2)	55	58
Alvord CA Unified School District GO	0.000%	8/1/41 (4)	150	57
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/36 (4)	140	66
Anaheim CA Redevelopment Agency Tax Allocation
Revenue (Merged Redevelopment Project Area)	5.000%	2/1/31 (4)	100	106
Baldwin Park CA Unified School District GO	0.000%	8/1/42 (15)	100	23
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	150	162
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	125	141
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	355	428
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	500	583
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	50	50
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	250	258
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17 (4)	270	282
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	125	130
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/18	150	160
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	305	343
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	225	261

11

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	500	597
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	250	271
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22 (4)	250	271
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/19 (Prere.)	100	115
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/26	100	128
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/29	150	188
California Economic Recovery GO	5.000%	7/1/16 (Prere.)	550	554
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	100	113
California Educational Facilities Authority Revenue
(Stanford University)	5.000%	3/15/39	400	548
California Educational Facilities Authority Revenue
(Stanford University)	5.000%	6/1/43	150	209
California Educational Facilities Authority Revenue
(University of Southern California)	5.000%	10/1/39	325	357
California GO	4.000%	7/1/16 (ETM)	100	101
California GO	5.000%	9/1/16 (Prere.)	100	102
California GO	5.000%	2/1/17	125	129
California GO	5.000%	2/1/17	370	382
California GO	5.000%	6/1/17 (Prere.)	335	351
California GO	5.000%	6/1/17 (Prere.)	340	356
California GO	3.500%	10/1/17	140	146
California GO	5.000%	11/1/17	400	426
California GO	6.000%	2/1/18 (2)	100	109
California GO	5.500%	4/1/18	165	180
California GO	5.000%	2/1/19	300	334
California GO	5.500%	4/1/19	100	113
California GO	6.000%	4/1/19	165	190
California GO	5.000%	8/1/19	100	113
California GO	5.000%	9/1/19	100	102
California GO	5.000%	2/1/20	225	259
California GO	5.000%	10/1/20	160	188
California GO	5.250%	10/1/20	500	574
California GO	5.000%	2/1/21	505	597
California GO	5.000%	10/1/21	125	150
California GO	5.000%	11/1/21	670	807
California GO	5.000%	12/1/21	265	320
California GO	5.000%	2/1/22	100	121
California GO	5.000%	9/1/22	350	429
California GO	5.000%	2/1/23	250	303
California GO	5.000%	8/1/23	170	176
California GO	5.000%	9/1/23	100	123
California GO	5.250%	9/1/23	100	122
California GO	5.000%	12/1/23	250	314
California GO	5.000%	3/1/24	500	628
California GO	5.500%	2/1/25	500	657
California GO	5.625%	4/1/25	300	343
California GO	5.000%	10/1/25	500	629
California GO	5.000%	3/1/26	200	253
California GO	5.000%	3/1/26	100	126
California GO	5.000%	4/1/26	100	108

12

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	8/1/26	500	636
California GO	5.000%	9/1/26	145	159
California GO	5.000%	10/1/26	100	126
California GO	5.000%	11/1/26	100	106
California GO	5.000%	3/1/27	390	487
California GO	4.500%	8/1/27	105	108
California GO	5.000%	9/1/27	215	266
California GO	5.000%	10/1/27	100	122
California GO	5.750%	4/1/28	295	338
California GO	4.500%	8/1/28 (11)	100	103
California GO	3.000%	9/1/29	105	109
California GO	5.000%	10/1/29	350	378
California GO	5.250%	10/1/29	105	120
California GO	5.000%	3/1/30	160	196
California GO	5.000%	2/1/31	50	60
California GO	5.750%	4/1/31	335	383
California GO	3.250%	9/1/31	115	120
California GO	5.000%	9/1/31	200	236
California GO	5.000%	11/1/31	145	176
California GO	5.000%	8/1/32	250	303
California GO	5.000%	2/1/33	500	595
California GO	6.500%	4/1/33	250	291
California GO	4.250%	8/1/33 (14)	465	477
California GO	5.000%	8/1/33	300	366
California GO	3.000%	9/1/33	310	314
California GO	3.375%	9/1/33	210	219
California GO	4.000%	8/1/34	275	303
California GO	5.000%	9/1/34	750	927
California GO	5.500%	11/1/34	145	168
California GO	4.500%	12/1/34	130	133
California GO	6.000%	4/1/35	170	195
California GO	5.000%	8/1/35	330	400
California GO	5.125%	8/1/36	100	109
California GO	5.000%	11/1/37	705	748
California GO	5.250%	3/1/38	200	216
California GO	6.000%	4/1/38	400	459
California GO	5.000%	10/1/39	120	144
California GO	6.000%	11/1/39	250	294
California GO	5.500%	3/1/40	145	169
California GO	5.250%	11/1/40	100	118
California GO	5.000%	10/1/41	100	117
California GO	5.000%	4/1/42	200	233
California GO	5.000%	9/1/42	100	117
California GO	5.000%	4/1/43	200	233
California GO	5.000%	11/1/43	500	590
California GO	4.000%	11/1/44	200	216
California GO	5.000%	8/1/45	500	595
California GO PUT	3.000%	12/1/19	125	133
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	100	117
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/39	300	356
California Public Works Board Lease Revenue
(Department of General Services)	5.000%	5/1/18	150	163
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	150	181

13

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	250	305
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	205	248
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/21	125	148
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/29	100	122
California Public Works Board Lease Revenue
(Various Capital Projects)	5.750%	10/1/30	200	233
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	255	289
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	90	102
California State University Systemwide Revenue	5.000%	11/1/29	200	250
California State University Systemwide Revenue	5.000%	11/1/31	150	186
California State University Systemwide Revenue	4.000%	11/1/34	125	140
California State University Systemwide Revenue	4.000%	11/1/35	125	139
California State University Systemwide Revenue	4.000%	11/1/37	125	138
California State University Systemwide Revenue	5.000%	11/1/37	250	294
California State University Systemwide Revenue	4.000%	11/1/38	125	137
California State University Systemwide Revenue	4.000%	11/1/43	200	217
Chino Basin Regional Financing Authority California
Revenue (Inland Empire Utilities Agency)	5.000%	11/1/38 (2)	200	212
Clovis CA Unified School District GO	4.000%	8/1/40	150	164
Corona-Norco CA Unified School District GO	0.000%	8/1/39 (4)	400	168
Cypress CA Elementary School District GO	0.000%	8/1/40	250	102
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	150	170
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	145	179
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	250	305
Eastern California Municipal Water District Water
& Sewer COP	5.000%	7/1/35	200	218
Gilroy CA School Facilities Finance Authority
Revenue	4.000%	8/1/42	110	120
Los Angeles CA Community College District GO	5.000%	8/1/16 (Prere.)	100	101
Los Angeles CA Community College District GO	5.000%	8/1/29	250	312
Los Angeles CA Community College District GO	5.000%	8/1/30	70	87
Los Angeles CA Community College District GO	5.000%	8/1/31	305	377
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	250	283
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	160	190
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/18	140	153
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/20	290	339
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	125	155
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/29	245	300
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/39 (2)	200	210
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/43	180	213

14

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/43	240	285
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/44	150	178
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/44 (2)	500	524
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	100	106
Los Angeles CA Unified School District GO	5.000%	7/1/19	70	79
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	530	555
Los Angeles CA Unified School District GO	5.000%	7/1/22	200	246
Los Angeles CA Unified School District GO	4.750%	7/1/24 (3)	100	101
Los Angeles CA Unified School District GO	5.000%	7/1/24	500	638
Los Angeles CA Unified School District GO	4.250%	1/1/28 (3)	100	104
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	100	104
Los Angeles CA Unified School District GO	5.000%	7/1/28	230	285
Los Angeles CA Unified School District GO	5.200%	7/1/29	200	227
Los Angeles CA Unified School District GO	5.000%	7/1/32	300	353
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	500	599
Los Angeles CA Wastewater System Revenue	5.000%	6/1/45	250	298
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/15/18 (Prere.)	100	110
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	100	113
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/37	100	105
Mount San Antonio CA Community College
District GO	0.000%	8/1/43	150	118
New Haven CA Unified School District GO	0.000%	8/1/34 (12)	120	64
Pittsburg CA Unified School District Financing
Authority Revenue	5.500%	9/1/46 (4)	350	411
Poway CA Unified School District GO	0.000%	8/1/33	300	171
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/39	500	609
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/16 (4)	135	137
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/20	195	229
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27 (4)	100	109
Sacramento CA Water Revenue	5.000%	9/1/38	425	507
Sacramento County CA Airport Revenue	6.000%	7/1/41	170	188
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/17	115	120
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/19 (Prere.)	250	284
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/20 (Prere.)	100	117
San Diego CA Unified School District GO	0.000%	7/1/36	100	50
San Diego CA Unified School District GO	0.000%	7/1/38	170	77
San Diego CA Unified School District GO	5.000%	7/1/40	200	240
San Diego CA Unified School District GO	0.000%	7/1/42	150	89
San Diego CA Unified School District GO	4.000%	7/1/45	225	245
San Diego CA Unified School District GO	0.000%	7/1/47	250	77
San Diego CA Unified School District GO	0.000%	7/1/47	100	61
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	4.750%	4/1/48	465	532
San Diego County CA Water Authority Revenue	5.000%	5/1/18 (Prere.)	30	33
San Diego County CA Water Authority Revenue	5.000%	5/1/33 (4)	140	152

15

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County (War Memorial
Veterans Building Seismic Upgrade &
Improvements) COP	4.000%	4/1/45	150	160
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	100	113
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	125	144
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	130	150
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.500%	5/1/16 (Prere.)	100	100
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	540	661
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/50	100	110
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/18 (Prere.)	100	110
San Marcos CA Unified School District GO	0.000%	8/1/51	100	25
San Mateo CA Union High School District GO	0.000%	9/1/41	100	85
San Mateo CA Union High School District GO	5.000%	9/1/42	100	117
Santa Clara County CA GO	5.000%	8/1/34	250	283
Southern California Public Power Authority
Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25	120	139
Turlock CA Irrigation District Revenue	5.000%	1/1/40	210	235
University of California Regents Medical Center
Pooled Revenue VRDO	4.500%	5/15/37 (14)	80	80
University of California Revenue	5.000%	5/15/22	100	123
University of California Revenue	5.000%	5/15/23	500	626
University of California Revenue	5.000%	5/15/29	195	243
University of California Revenue	5.000%	5/15/37	100	118
University of California Revenue	5.000%	5/15/42	440	518
University of California Revenue PUT	5.000%	5/15/23	100	124
Ventura County CA Public Financing Authority
Lease Revenue	4.000%	11/1/43	115	121
William S. Hart Union High School District
California GO	4.000%	8/1/38	100	108
Yosemite CA Community College District GO	5.000%	8/1/18 (Prere.)	100	110
Yosemite CA Community College District GO	0.000%	8/1/42	75	48
				53,008
Colorado (0.5%)
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/47	125	146
Colorado Public Highway Authority Capital
Appreciation Revenue	0.000%	9/1/35	235	117
Denver CO City & County Airport Revenue	5.000%	11/15/33	200	236
Denver CO City & County Airport Revenue	4.000%	11/15/43	120	128
Denver CO City & County Dedicated Tax Revenue	4.000%	8/1/46	150	161
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29 (14)	200	131
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32 (14)	155	91
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/37 (14)	350	136
Regional Transportation District of Colorado Sales
Tax Revenue (FasTracks Project)	5.000%	11/1/29	350	426
University of Colorado Enterprise System Revenue	5.000%	6/1/37	125	147
				1,719

16

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut (1.1%)
Connecticut GO	5.000%	6/15/17	200	210
Connecticut GO	5.000%	10/15/20	150	174
Connecticut GO	5.000%	12/15/20	280	288
Connecticut GO	5.000%	12/1/21	400	455
Connecticut GO	5.000%	10/15/22	180	216
Connecticut GO	5.000%	3/15/24	275	338
Connecticut GO	5.000%	10/15/25	100	121
Connecticut GO	5.000%	11/1/26	100	103
Connecticut GO	5.000%	11/15/28	300	365
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.050%	7/1/42	200	210
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	150	187
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/27	100	125
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/30	300	367
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/30	225	275
				3,434
Delaware (0.3%)
Delaware GO	5.000%	7/1/23	400	502
Delaware Transportation Authority Transportation
System Revenue	5.000%	6/1/55	250	286
				788
District of Columbia (1.2%)
District of Columbia GO	5.000%	6/1/24	65	81
District of Columbia GO	5.000%	6/1/33 (4)	230	245
District of Columbia GO	5.000%	6/1/34	500	601
District of Columbia GO	4.750%	6/1/36 (14)	140	145
District of Columbia GO	5.000%	6/1/37	180	215
District of Columbia Income Tax Revenue	5.000%	12/1/23	150	186
District of Columbia Income Tax Revenue	5.250%	12/1/26	420	481
District of Columbia Income Tax Revenue	5.000%	12/1/28	230	265
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.250%	10/1/40	100	123
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/44	285	335
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/45	470	557
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	125	143
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/39	145	165
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	5.000%	10/1/39	20	22
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	130	55
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/40 (12)	140	55

17

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	100	109
				3,783
Florida (3.8%)
Broward County FL Airport System Revenue	5.000%	10/1/42	420	485
Broward County FL School Board COP	5.000%	7/1/24	125	155
Broward County FL Water & Sewer Utility Revenue	5.250%	10/1/18 (Prere.)	500	553
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/41 (4)	280	324
Duval County FL School Board COP	5.000%	7/1/17 (Prere.)	200	210
Florida Board of Education Lottery Revenue	5.000%	7/1/16	150	151
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	100	105
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	205	223
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	110	129
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	225	273
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	250	296
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/33	715	826
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16 (ETM)	100	101
Florida Municipal Power Agency Revenue	5.250%	10/1/19	115	131
Florida Municipal Power Agency Revenue	5.000%	10/1/22	290	350
Florida Turnpike Authority Revenue	5.000%	7/1/16	125	126
Fort Lauderdale FL Water & Sewer Revenue	4.750%	9/1/17 (Prere.)	100	105
Greater Orlando Aviation Authority Florida Airport
Facilities Revenue	5.000%	10/1/39	250	285
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.250%	10/1/17 (Prere.)	325	346
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	100	115
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41 (4)	125	136
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/33	80	88
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/38	110	121
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	4.000%	4/1/45	100	105
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/45	180	208
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	100	124
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	255	289
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	10/1/48 (12)	200	54
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	4/1/49 (12)	350	92
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	150	163
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	109

18

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	120	131
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	109
Miami-Dade County FL School Board COP	5.375%	2/1/19 (Prere.)	125	140
Miami-Dade County FL School Board COP	5.625%	5/1/31	65	76
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	560	651
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/42	190	200
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/42	195	227
Miami-Dade County FL Water & Sewer Revenue	5.125%	10/1/18 (Prere.)	340	376
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/18 (4)	300	333
Miami-Dade County FL Water & Sewer Revenue	6.000%	10/1/18 (Prere.)	110	124
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/24	250	316
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/42	500	577
Orange County FL School Board COP	5.500%	8/1/19 (Prere.)	75	86
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/40	190	214
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.250%	11/1/31	200	244
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.000%	11/1/44	400	460
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	100	108
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/31	100	117
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	100	102
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	110	120
South Florida Water Management District COP	5.000%	10/1/33	275	335
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (ETM)	120	132
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/19 (ETM)	130	148
				12,104
Georgia (2.2%)
Atlanta GA Airport Passenger Facility
Charge Revenue	5.000%	1/1/17	400	412
Atlanta GA Metropolitan Rapid Transit
Authority Revenue	5.000%	7/1/39	215	240
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	135	159
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	120	142
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	135	160
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27 (4)	150	200
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	550	665
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40	100	118
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43	475	558
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	215	253
Georgia GO	5.000%	7/1/17	250	263
Georgia GO	4.000%	9/1/17	215	225
Georgia GO	5.000%	7/1/19	165	187
Georgia GO	5.000%	1/1/20	350	389
Georgia GO	5.000%	10/1/21	250	302
Georgia GO	5.000%	7/1/24	130	142
Georgia GO	5.000%	7/1/28	150	164
Georgia Road & Tollway Authority GAN	5.000%	6/1/17	200	209
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21	1,000	1,189
Gwinnett County GA School District GO	4.500%	10/1/17	200	211

19

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	4.500%	7/1/17 (Prere.)	110	115
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	100	113
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	200	206
Private Colleges & University Authority of Georgia
Revenue (Emory University)	5.000%	9/1/38	190	208
				6,830
Hawaii (0.6%)
Hawaii GO	5.000%	5/1/18 (Prere.)	95	103
Hawaii GO	5.000%	5/1/18 (Prere.)	5	5
Hawaii GO	5.000%	12/1/21 (Prere.)	90	109
Hawaii GO	5.000%	8/1/23	115	143
Hawaii GO	5.000%	8/1/25	245	309
Hawaii GO	5.000%	10/1/27	500	635
Hawaii GO	5.000%	8/1/28	50	62
Hawaii GO	5.000%	12/1/28	165	196
Hawaii GO	5.000%	8/1/29	50	62
Hawaii GO	5.000%	8/1/30	100	121
Honolulu HI City & County Wastewater
System Revenue	5.000%	7/1/37	175	206
				1,951
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.000%	7/15/26	75	93

Illinois (4.2%)
Chicago IL GO	5.000%	1/1/27 (4)	200	214
Chicago IL GO	4.750%	1/1/32 (4)	40	40
Chicago IL GO	5.500%	1/1/33	100	100
Chicago IL GO	4.750%	1/1/36 (4)	130	130
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/16 (Prere.)	145	149
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	100	110
Chicago IL Midway Airport Revenue	5.000%	1/1/27	60	71
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	480	494
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	200	239
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35	50	54
Chicago IL O’Hare International Airport Revenue	4.500%	1/1/38 (4)	510	534
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39	150	170
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	435	507
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/44	125	141
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/49	250	284
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	150	165
Chicago IL Water Revenue	5.000%	11/1/29	50	56
Chicago IL Water Revenue	5.000%	11/1/32 (2)	100	102
Chicago IL Water Revenue	5.250%	11/1/38	350	368
Cook County IL GO	5.000%	11/15/17 (14)	300	316
Cook County IL GO	5.000%	11/15/21	25	27
Cook County IL GO	5.000%	11/15/26 (2)	150	151
Cook County IL GO	4.625%	11/15/29 (2)	100	100
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	7/1/16	130	131

20

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue
(University of Chicago)	4.000%	10/1/32	90	97
Illinois Finance Authority Revenue
(University of Chicago)	4.000%	10/1/49	90	93
Illinois GO	4.000%	7/1/16	1,300	1,307
Illinois GO	5.000%	7/1/20	125	139
Illinois GO	4.000%	9/1/20	135	144
Illinois GO	5.000%	7/1/21	125	139
Illinois GO	5.000%	8/1/22 (4)	200	231
Illinois GO	5.000%	8/1/23	405	458
Illinois GO	5.500%	7/1/25	210	240
Illinois GO	5.000%	2/1/27	50	55
Illinois GO	5.250%	7/1/29	130	143
Illinois GO	5.000%	5/1/35	150	160
Illinois GO	5.000%	5/1/36	50	53
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/22	100	119
Illinois Municipal Electric Agency Power Supply
System Revenue	4.000%	2/1/33	250	268
Illinois Sales Tax Revenue	4.000%	6/15/16	500	502
Illinois Sales Tax Revenue	5.000%	6/15/20	100	115
Illinois Sports Facility Authority Revenue	5.000%	6/15/27 (4)	250	286
Illinois Toll Highway Authority Revenue	4.000%	12/1/31	185	204
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	375	437
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	375	427
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	200	234
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	150	175
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/16	500	514
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	125	84
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	70	41
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	255	114
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	420	124
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/46 (4)	115	31
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.500%	6/15/50	235	251
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/20 (14)	215	192
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/22	100	115
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/26	65	72
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/31 (14)	165	89
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/37 (14)	200	78

21

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	12/15/41	200	57
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	4.250%	6/15/42	100	101
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/43 (4)	225	70
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/45 (4)	250	71
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	6/15/50	195	204
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	12/15/50	170	31
Northern Illinois Municipal Power Agency Project
Revenue (Prairie State Project)	5.000%	1/1/42 (14)	100	106
Springfield IL Electric Revenue	5.000%	3/1/18 (Prere.)	365	393
				13,417
Indiana (0.4%)
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/27	235	276
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	100	113
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	500	586
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	150	168
				1,143
Iowa (0.1%)
Iowa Finance Authority Revenue	5.000%	8/1/20	285	333

Kansas (0.3%)
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/16	580	589
Kansas Department of Transportation
Highway Revenue	5.500%	3/1/19 (4)	205	232
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/20	30	35
				856
Kentucky (0.4%)
Kentucky Municipal Power Agency Power System
Revenue	4.000%	9/1/39 (14)	110	115
Kentucky Property & Building Commission
Revenue	5.250%	2/1/18	110	118
Kentucky Property & Building Commission
Revenue	5.500%	11/1/18 (Prere.)	230	256
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	110	123
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	120	132
Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	105	126

22

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Property & Building Commission
Revenue	5.250%	2/1/24 (12)	15	17
Kentucky Property & Building Commission
Revenue	5.500%	11/1/28	30	33
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	200	234
				1,154
Louisiana (0.4%)
Lafayette LA Communications System Revenue	5.250%	11/1/17 (Prere.)	275	294
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	150	177
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/45	290	327
Louisiana GO	5.000%	8/1/25	100	124
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue (East Baton Rouge
Sewerage Commission Projects)	5.000%	2/1/43	100	113
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue (East Baton Rouge
Sewerage Commission Projects)	4.000%	2/1/48	100	103
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue (LCTCS Facilities
Corp. Project)	5.000%	10/1/39	100	116
				1,254
Maryland (2.1%)
Baltimore County MD GO	3.000%	2/1/34	295	300
Baltimore MD Project Revenue	5.000%	7/1/43	105	122
Maryland Department of Transportation Revenue	3.000%	12/15/30	400	413
Maryland GO	5.000%	8/1/16	250	253
Maryland GO	5.000%	3/1/18	100	108
Maryland GO	5.000%	3/1/19	110	123
Maryland GO	5.000%	3/15/19	125	140
Maryland GO	5.000%	8/1/19 (Prere.)	100	113
Maryland GO	5.000%	8/1/20	500	585
Maryland GO	5.000%	8/1/21	125	147
Maryland GO	5.000%	3/1/22	250	297
Maryland GO	5.000%	3/1/22 (Prere.)	250	304
Maryland GO	5.000%	8/1/23	250	314
Maryland GO	5.000%	3/1/24	430	533
Maryland GO	4.000%	8/1/24	250	300
Maryland GO	5.000%	8/1/24	200	256
Maryland GO	5.000%	8/1/24	115	144
Maryland GO	3.000%	3/1/27	350	368
Maryland GO	4.000%	8/1/27	140	162
Maryland GO	3.000%	3/1/28	295	309
Maryland GO	3.000%	3/1/30	100	105
Maryland Transportation Authority Facilities
Projects Revenue	4.500%	7/1/41 (4)	295	305
Montgomery County MD GO	5.000%	7/1/21	200	240
Montgomery County MD GO	5.000%	11/1/25	500	637
Montgomery County MD GO	5.000%	11/1/26	50	64
				6,642

23

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts (5.2%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17	115	122
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/18	425	469
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/45	180	213
Massachusetts Clean Water Trust Revenue	5.250%	8/1/16	165	167
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	560	632
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	145	152
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/26	320	402
Massachusetts GO	5.000%	8/1/17 (Prere.)	500	527
Massachusetts GO	5.000%	8/1/17 (Prere.)	260	274
Massachusetts GO	5.000%	8/1/18 (Prere.)	115	126
Massachusetts GO	5.500%	8/1/18	145	161
Massachusetts GO	5.250%	9/1/21 (4)	500	609
Massachusetts GO	5.250%	8/1/22	250	311
Massachusetts GO	5.000%	4/1/23	100	119
Massachusetts GO	5.000%	10/1/23	150	180
Massachusetts GO	5.250%	9/1/25 (4)	150	197
Massachusetts GO	5.000%	7/1/26	500	651
Massachusetts GO	5.000%	7/1/27	775	941
Massachusetts GO	4.000%	10/1/27	225	251
Massachusetts GO	4.000%	11/1/29	100	112
Massachusetts GO	5.000%	7/1/30	505	627
Massachusetts GO	5.000%	7/1/33	100	122
Massachusetts GO	5.000%	3/1/34	100	112
Massachusetts GO	5.000%	8/1/35	100	117
Massachusetts GO	3.250%	9/1/38	200	203
Massachusetts GO	3.600%	10/1/38	160	163
Massachusetts GO	4.000%	5/1/39	255	273
Massachusetts GO	3.625%	10/1/39	100	102
Massachusetts GO	4.000%	5/1/40	100	107
Massachusetts GO	4.000%	4/1/42	955	1,013
Massachusetts GO	5.000%	3/1/46	585	685
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/38	500	531
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	100	141
Massachusetts Port Authority Revenue	5.000%	7/1/45	160	189
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/17 (Prere.)	725	763
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	750	909
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	275	322
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	360	423
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	6/1/16 (4)	100	100
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/30 (14)	125	168

24

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	750	886
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	150	163
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/18	120	132
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/19	100	114
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/22	400	492
Massachusetts Water Resources Authority
Revenue	4.500%	2/1/17 (Prere.)	100	103
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	140	159
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	170	193
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	225	227
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/40	250	275
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	85	100
University of Massachusetts Building Authority
Revenue	4.000%	11/1/45	150	160
				16,690
Michigan (1.7%)
Detroit MI City School District GO	5.250%	5/1/27 (4)	110	137
Detroit MI City School District GO	5.250%	5/1/32 (4)	125	155
Detroit MI Sewage Disposal System Revenue	5.250%	7/1/29 (13)	100	108
Detroit MI Sewage Disposal System Revenue	5.000%	7/1/36 (14)	85	86
Kent County MI Airport Revenue (Gerald R. Ford
International Airport)	5.000%	1/1/17 (Prere.)	100	103
Lansing MI Board of Water & Light Utility System
Revenue	5.500%	7/1/41	250	295
Michigan Building Authority Revenue	5.000%	4/15/22	100	120
Michigan Finance Authority Local Government
Loan Program Revenue	5.000%	5/1/18	600	648
Michigan Finance Authority Revenue	5.000%	7/1/44	500	558
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/26 (4)	280	336
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/32 (4)	115	133
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/34	485	560
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	200	214
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	200	226
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	110	124
Michigan GO	5.250%	9/15/21 (4)	245	260
Michigan Grant Anticipation Revenue	5.250%	9/15/20 (4)	400	425
Michigan Trunk Line Revenue	5.000%	11/1/19	50	57
University of Michigan Revenue	5.000%	4/1/40	500	608
Wayne State University Michigan Revenue	5.000%	11/15/24 (4)	300	330
				5,483

25

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota (0.5%)
Minnesota GO	5.000%	8/1/17	125	132
Minnesota GO	5.000%	8/1/19	200	227
Minnesota GO	5.000%	8/1/21	395	462
Minnesota GO	5.000%	8/1/22	160	186
Minnesota GO	5.000%	8/1/23	200	233
Minnesota GO	5.000%	8/1/23	305	383
				1,623
Mississippi (0.2%)
Mississippi GO	5.000%	11/1/21	150	181
Mississippi GO	5.000%	10/1/36	355	415
				596
Missouri (0.3%)
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	250	288
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/16	250	250
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue
(Iatan 2 Project)	6.000%	1/1/19 (Prere.)	115	131
Springfield MO Public Utility Revenue	4.000%	8/1/31	130	146
St. Louis MO Airport Revenue
(Lambert-St. Louis International Airport)	5.500%	7/1/30 (14)	50	65
				880
Nebraska (0.2%)
Nebraska Public Power District Revenue	5.000%	1/1/40	450	522
Omaha NE Public Power District Electric Revenue	4.000%	2/1/38	175	189
				711
Nevada (1.2%)
Clark County NV GO	5.000%	11/1/16 (Prere.)	90	92
Clark County NV GO	5.000%	11/1/24 (2)	135	138
Clark County NV Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	5.000%	7/1/17 (Prere.)	200	210
Clark County NV Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	5.000%	7/1/17 (Prere.)	100	105
Clark County NV Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	5.250%	7/1/39 (4)	105	118
Clark County NV Passenger Facility Charge Revenue
(Las Vegas McCarran International Airport)	5.250%	7/1/42	110	124
Clark County NV School District GO	5.500%	6/15/17	100	105
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	100	107
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	145	158
Clark County NV School District GO	5.000%	6/15/18	720	783
Clark County NV School District GO	5.000%	6/15/20	250	272
Clark County NV School District GO	5.000%	6/15/21 (14)	125	135
Clark County NV School District GO	5.000%	6/15/23 (14)	250	269
Las Vegas Valley Water District Nevada GO	5.000%	2/1/35	150	160
Las Vegas Valley Water District Nevada GO	5.000%	2/1/36	105	112
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42	200	213
Las Vegas Valley Water District Nevada GO	5.000%	6/1/42	285	329
Nevada Capital Improvement & Cultural
Affairs GO	5.000%	12/1/17 (Prere.)	125	133
Nevada GO	5.000%	12/1/17 (Prere.)	100	107

26

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	100	107
Truckee Meadows NV Water Authority Water
Revenue	4.500%	7/1/30 (4)	100	104
				3,881
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	5.250%	6/1/39	365	412

New Jersey (5.1%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.125%	11/1/16 (4)	150	153
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20	145	164
New Jersey Building Authority Revenue	5.000%	6/15/16	100	101
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	295	340
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	155	173
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/17	100	104
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	130	144
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	4.250%	6/15/27	320	330
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/16 (Prere.)	250	254
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	440	465
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (Prere.)	120	127
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	400	433
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	100	114
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	300	332
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/23	250	278
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	250	277
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	200	220
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	250	273
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.375%	6/15/27	110	115
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	455	491
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	180	194
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	100	107
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	215	232

27

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	100	105
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	4.250%	7/1/34 (14)	175	176
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.000%	7/1/45	140	155
New Jersey GO	5.000%	6/1/20	300	340
New Jersey GO	5.000%	6/1/28	125	147
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	100	111
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	6/15/16	225	226
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	12/15/25 (2)	245	258
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	100	108
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	250	267
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	150	158
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	460	485
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	400	410
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/16 (14)	330	340
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/16 (4)	110	113
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	325	357
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	548
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/22	125	139
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	170	195
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	300	337
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	255	290
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	140	157
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	250	282
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	150	100
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	120	73
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	220	129
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	100	55
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	280	145
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	200	99

28

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	290	320
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	100	51
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	305	126
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	250	269
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	140	48
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	400	129
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	150	49
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	155	47
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	370	390
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	315	331
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	200	240
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	170	202
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	100	118
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	100	120
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	115	137
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	400	477
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	200	238
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	240	278
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	100	105
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	350	403
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	150	173
Rutgers State University New Jersey Revenue	5.000%	5/1/19 (Prere.)	315	353
				16,330
New Mexico (0.2%)
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/17	350	368
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/18	125	136
New Mexico Severance Tax Revenue	5.000%	7/1/16	160	161
				665
New York (19.5%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	150	173
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/47	240	57
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	400	410
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	725	746
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	415	427
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	200	205
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/19 (Prere.)	250	283

29

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	150	171
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	135	154
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	335	387
Long Island NY Power Authority Electric System
Revenue	5.500%	5/1/19 (Prere.)	300	341
Long Island NY Power Authority Electric System
Revenue	6.000%	5/1/19 (Prere.)	200	230
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/22 (4)	100	90
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/26 (4)	110	88
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	100	119
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/28 (4)	270	200
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/45	200	233
Nassau County NY GO	5.000%	4/1/39	250	290
Nassau County NY GO	5.000%	4/1/43	300	346
New York City NY GO	5.000%	8/1/16	500	506
New York City NY GO	5.250%	9/1/16	140	142
New York City NY GO	5.000%	8/1/17	285	300
New York City NY GO	5.000%	8/1/17	100	105
New York City NY GO	5.000%	8/1/18	405	443
New York City NY GO	5.000%	8/1/19	175	198
New York City NY GO	5.000%	8/1/19	120	136
New York City NY GO	5.000%	8/1/19	195	221
New York City NY GO	5.000%	8/1/19	100	101
New York City NY GO	4.000%	9/1/19	255	275
New York City NY GO	5.000%	8/1/20	310	361
New York City NY GO	5.000%	8/1/20	500	583
New York City NY GO	5.000%	8/1/20	210	239
New York City NY GO	5.000%	8/1/21	125	142
New York City NY GO	5.000%	8/1/22	120	146
New York City NY GO	5.000%	8/1/22	300	366
New York City NY GO	5.000%	8/1/22	60	73
New York City NY GO	5.000%	8/1/23	125	142
New York City NY GO	5.000%	8/1/23	250	300
New York City NY GO	5.000%	8/1/24	435	547
New York City NY GO	5.000%	2/1/25	120	128
New York City NY GO	5.000%	8/1/25	200	245
New York City NY GO	5.000%	8/1/25	170	211
New York City NY GO	5.000%	8/1/25	140	176
New York City NY GO	5.000%	8/1/25	350	445
New York City NY GO	5.000%	4/1/26	100	108
New York City NY GO	5.000%	8/1/26	500	604
New York City NY GO	5.000%	8/1/28	250	306
New York City NY GO	5.000%	10/1/28	225	272
New York City NY GO	5.000%	3/1/30	100	120
New York City NY GO	5.000%	10/1/30	200	237
New York City NY GO	5.000%	5/15/31	245	275
New York City NY GO	5.000%	8/1/32	110	133

30

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	10/1/32	185	217
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36 (14)	100	101
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	4.500%	3/1/39 (3)	50	51
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	4.750%	3/1/46 (14)	100	101
New York City NY Industrial Development Agency
PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/46 (3)	515	520
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/16 (Prere.)	50	50
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/16 (Prere.)	500	503
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	240	286
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	170	194
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/30	120	145
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33 (14)	50	52
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33	70	70
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/34	150	166
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/35	100	104
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	425	509
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	260	262
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	100	109
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/38	500	532
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/38	100	101
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	425	445
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	350	413
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/39 (14)	115	119
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	100	119
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	300	357
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	120	136
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	115	133
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	350	411
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	555	642

31

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/44	400	476
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	100	108
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	300	353
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	294
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	355	417
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	335	394
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/22	200	248
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	110	138
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	165	205
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	215	266
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	160	191
New York City NY Transitional Finance Authority
Building Aid Revenue	3.250%	7/15/27	100	107
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/33	315	354
New York City NY Transitional Finance Authority
Building Aid Revenue	6.000%	7/15/33	270	301
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	100	116
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/39	245	276
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	175	205
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	350	373
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	200	229
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/22	450	539
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	215	260
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	150	194
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	200	254
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	125	154
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	100	126
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	150	181
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	50	60
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	200	245

32

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	185	229
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	100	121
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	100	121
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	475	576
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	400	462
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	320	382
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	100	121
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	305	352
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/38	200	241
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	165	196
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	500	596
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	400	462
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	200	236
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/42	380	446
New York Convention Center Development Corp.
Revenue	5.000%	11/15/40	100	118
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	100	107
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	250	256
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	300	342
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	120	143
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	275	334
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	100	123
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	250	312
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	160	192
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	150	180
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	315	323
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36	125	146
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36 (4)	220	257
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	245	286

33

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue	4.500%	11/15/38	200	209
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	50	59
New York Metropolitan Transportation Authority
Revenue	4.250%	11/15/39	100	108
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	345	406
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/44	365	429
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	250	292
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	250	286
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/30	500	329
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	55	71
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.500%	11/15/28	110	126
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	250	291
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/45	250	294
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/38	410	447
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	400	466
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/39	170	191
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.125%	7/1/19 (Prere.)	250	282
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	190	222
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	100	103
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/17	100	104
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/17 (Prere.)	200	208
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	260	280
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	100	108
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	145	172
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	125	148
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	250	301
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	140	178
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	250	318

34

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	180	226
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	350	419
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/29	100	121
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	400	473
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	150	182
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	235	286
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	155	179
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	500	592
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	290	344
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	105	124
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	300	343
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	3/15/17	500	519
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/17	100	104
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/19	225	246
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	500	598
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/17	460	478
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	105	133
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	250	314
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	250	319
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	120	149
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/21	250	273
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/20	100	108
New York State Thruway Authority Revenue	5.000%	5/1/19 (4)	425	476
New York State Thruway Authority Revenue	5.000%	5/1/19	550	616
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	130	139
New York State Thruway Authority Revenue	5.000%	1/1/26	350	418
New York State Thruway Authority Revenue	5.000%	1/1/31	330	388
New York State Thruway Authority Revenue	5.000%	1/1/31	125	150
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	160	186
New York State Thruway Authority Revenue
(Personal Income Tax)	5.500%	3/15/19 (2)	285	323

35

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	200	237
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	340	391
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge
Trust Fund)	5.000%	4/1/18 (Prere.)	105	114
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17	400	416
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	145	161
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	260	325
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	270	336
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	300	386
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	200	242
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	400	488
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	115	133
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	90	108
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	250	298
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	300	366
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	250	305
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18 (4)	100	107
Port Authority of New York & New Jersey Revenue	5.000%	5/1/26	100	127
Port Authority of New York & New Jersey Revenue	5.000%	11/15/31	250	266
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	250	311
Port Authority of New York & New Jersey Revenue	5.000%	6/1/33	255	306
Port Authority of New York & New Jersey Revenue	5.000%	10/1/35	405	412
Port Authority of New York & New Jersey Revenue	5.000%	8/15/37 (4)	125	132
Port Authority of New York & New Jersey Revenue	5.000%	11/15/37	200	213
Port Authority of New York & New Jersey Revenue	4.500%	9/15/39	100	110
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	250	299
Port Authority of New York & New Jersey Revenue	5.000%	5/1/45	300	355
Port Authority of New York & New Jersey Revenue	4.000%	10/15/45	360	395
Port Authority of New York & New Jersey Revenue	5.250%	10/15/55	250	301
Port Authority of New York & New Jersey Revenue	6.125%	6/1/94	200	254
Suffolk County NY Water Authority Water System
Revenue	3.000%	6/1/32	200	205
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/20 (14)	185	222
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	125	151
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	105	129
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	175	210

36

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/29	200	138
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/30	160	107
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/31	140	90
Triborough Bridge & Tunnel Authority New York
Revenue	3.000%	11/15/34	240	246
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	70	84
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/18	250	251
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	245	301
Utility Debt Securitization Authority New York
Revenue	3.000%	12/15/32	100	104
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	155	188
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	250	308
Utility Debt Securitization Authority New York
Revenue	4.000%	12/15/37	200	222
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	305	372
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	50	60
				62,044
North Carolina (1.9%)
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/35	115	126
Charlotte NC COP	3.000%	6/1/22	200	205
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	300	360
Charlotte NC Water & Sewer System Revenue	4.750%	7/1/33	150	162
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/41	250	301
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	4.250%	7/1/42	155	157
North Carolina Capital Improvement Revenue	4.500%	5/1/28	425	479
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	145	161
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/22 (ETM)	370	468
North Carolina GAN	5.250%	3/1/20	125	140
North Carolina GAN PUT	4.000%	3/1/18	125	130
North Carolina GO	5.000%	9/1/16	100	102
North Carolina GO	5.000%	5/1/19	120	135
North Carolina GO	5.000%	5/1/20	200	232
North Carolina GO	5.000%	5/1/20 (Prere.)	90	104
North Carolina GO	5.000%	5/1/22	500	612
North Carolina GO	5.000%	5/1/22	30	35
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.250%	1/1/17 (ETM)	600	619
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	145	161

37

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	55	61
North Carolina Revenue	5.000%	5/1/22	400	486
Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/40	265	305
University of North Carolina University System
Revenue	5.000%	12/1/17 (Prere.)	275	294
Wake County NC GO	5.000%	3/1/22	200	244
				6,079
Ohio (1.0%)
American Municipal Power Ohio Inc. Revenue	4.375%	2/15/44	105	112
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	150	167
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	210	242
Cleveland OH Airport System Revenue	5.000%	1/1/29	100	114
Columbus OH GO	5.000%	7/1/25	100	129
Columbus OH Sewer Revenue	5.000%	6/1/28	500	627
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	250	297
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	255	269
Ohio GO	5.000%	9/15/21	200	240
Ohio GO	5.000%	9/15/25	250	323
Ohio State University General Receipts Revenue	4.000%	6/1/43	145	155
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	100	49
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	350	157
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	105	123
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/42	215	81
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	465	167
				3,252
Oklahoma (0.1%)
Grand River Dam Authority Oklahoma Revenue	4.000%	6/1/16 (13)	275	276
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	100	103
				379
Oregon (0.6%)
North Clackamas County OR School District
No. 12 GO	4.500%	6/15/32 (4)	50	52
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	500	624
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/31	400	496
Oregon GO (Veterans Welfare)	4.700%	6/1/41	175	196
Portland OR Sewer System Revenue	5.000%	3/1/35	120	137
Tri-County Metropolitan Transportation District of
Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	500	522
				2,027
Pennsylvania (4.4%)
Allegheny County PA Airport Authority Revenue
(Pittsburgh International Airport)	5.000%	1/1/18 (4)	80	86
Allegheny County PA GO	5.000%	11/1/29	385	433
Chester County PA GO	5.000%	7/15/28	100	113
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	1/1/32	200	227

38

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/17	250	264
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	60	75
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	265	350
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	115	131
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	5.000%	7/1/17	170	179
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	5.000%	1/1/19	390	433
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	5.000%	1/1/20	360	408
Pennsylvania GO	5.000%	3/1/17	100	104
Pennsylvania GO	5.000%	5/1/17	100	104
Pennsylvania GO	5.000%	6/1/18	500	542
Pennsylvania GO	5.000%	7/1/18	100	109
Pennsylvania GO	5.000%	7/1/18	125	136
Pennsylvania GO	5.000%	7/1/20	275	316
Pennsylvania GO	5.000%	7/1/22	100	120
Pennsylvania GO	5.000%	4/15/24	200	223
Pennsylvania GO	5.000%	11/15/24	190	226
Pennsylvania GO	5.000%	6/1/25	500	588
Pennsylvania GO	5.000%	4/1/26	635	761
Pennsylvania GO	5.000%	6/15/26	100	122
Pennsylvania GO	5.000%	3/15/31	200	238
Pennsylvania GO	4.000%	6/15/32	395	430
Pennsylvania GO	5.000%	10/15/32	430	506
Pennsylvania GO	4.000%	3/15/34	200	215
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	100	114
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/29	100	117
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	4.500%	6/1/32	500	508
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/33	105	107
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.250%	12/1/43	50	58
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	110	123
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	55	62
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	20	23
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/28	220	258
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/30	200	244
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/34	105	125
Pennsylvania Turnpike Commission Revenue	5.450%	12/1/35	165	191
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	595	657
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	315	352
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	50	55
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	140	156
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	250	287
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	225	259
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44 (15)	240	283
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	150	170

39

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Airport Revenue	5.000%	6/15/40	50	56
Philadelphia PA Gas Works Revenue	5.000%	10/1/32 (2)	285	300
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	375	422
Philadelphia PA GO	5.000%	8/1/16 (4)	155	157
Philadelphia PA GO	5.000%	7/15/38	495	563
Philadelphia PA Water & Waste Water Revenue	4.250%	11/1/31 (2)	50	52
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	230	267
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	135	154
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/28	470	523
				14,082
Rhode Island (0.0%)
Rhode Island Turnpike & Bridge Authority Revenue	5.000%	10/1/40	100	117

South Carolina (1.2%)
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/27	200	245
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/41	110	126
Greenville County SC School District GO	5.000%	12/1/27	100	103
South Carolina Public Service Authority Revenue	5.250%	1/1/19 (Prere.)	100	112
South Carolina Public Service Authority Revenue	5.250%	1/1/19 (Prere.)	480	537
South Carolina Public Service Authority Revenue	4.000%	1/1/32	105	110
South Carolina Public Service Authority Revenue	5.000%	12/1/33	350	421
South Carolina Public Service Authority Revenue	5.000%	12/1/36	290	343
South Carolina Public Service Authority Revenue	5.000%	1/1/40	250	280
South Carolina Public Service Authority Revenue	5.000%	12/1/46	300	343
South Carolina Public Service Authority Revenue	5.000%	12/1/48	295	334
South Carolina Public Service Authority Revenue	5.000%	12/1/49	130	148
South Carolina Public Service Authority Revenue	5.000%	12/1/50	250	285
South Carolina Public Service Authority Revenue	5.500%	12/1/54	150	176
South Carolina Public Service Authority Revenue	5.250%	12/1/55	250	293
				3,856
Tennessee (0.4%)
Memphis-Shelby County TN Sports Authority
Revenue (Memphis Arena)	5.375%	11/1/29	105	119
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	335	359
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/18	100	109
Tennessee GO	5.000%	8/1/18	490	537
Tennessee GO	5.000%	8/1/21	205	247
				1,371
Texas (9.9%)
Austin TX Water & Wastewater System Revenue	5.000%	11/15/41	200	233
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/40	300	345
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45	100	114
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	185	228
Cypress-Fairbanks TX Independent School
District GO	4.500%	2/15/28	250	258
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/16 (Prere.)	145	149

40

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	125	139
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	325	362
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	90	100
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29 (2)	170	225
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30 (2)	100	134
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/38	60	66
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	250	297
Dallas TX GO	5.000%	2/15/18	100	108
Dallas TX GO	5.000%	2/15/24	100	121
Dallas TX GO	5.000%	2/15/26	300	371
Dallas TX Independent School District GO	5.000%	8/15/24	250	317
Dallas TX Independent School District GO	5.000%	8/15/28	130	161
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	80	91
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43	100	114
Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/45	140	148
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/45	385	437
Fort Bend TX Grand Parkway Toll Road Authority
Revenue	5.000%	3/1/32	50	59
Fort Bend TX Grand Parkway Toll Road Authority
Revenue	5.000%	3/1/37	300	352
Fort Worth TX Independent School District GO	5.000%	2/15/34	300	339
Harris County TX GO	5.000%	10/1/16 (Prere.)	200	204
Harris County TX GO	5.000%	10/1/23	205	240
Harris County TX GO	5.000%	8/15/24	150	170
Harris County TX GO	5.000%	10/1/28	500	627
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/36	100	117
Harris County TX Sports Authority Revenue	5.000%	11/15/30	190	225
Harris County TX Sports Authority Revenue	0.000%	11/15/34 (4)	175	84
Harris County TX Sports Authority Revenue	0.000%	11/15/43 (4)	200	61
Harris County TX Toll Road Revenue	4.500%	8/15/16 (Prere.)	250	253
Harris County TX Toll Road Revenue	5.000%	8/15/29	265	319
Houston TX Community College System GO	5.000%	2/15/33	415	493
Houston TX Community College System GO	5.000%	2/15/36	300	340
Houston TX GO	5.000%	3/1/18	300	323
Houston TX GO	5.250%	3/1/18 (Prere.)	310	336
Houston TX GO	5.000%	3/1/24	100	111
Houston TX GO	5.000%	3/1/27	250	313
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project)	4.750%	11/15/17 (Prere.)	150	159
Houston TX Independent School District GO	5.000%	2/15/33	200	207
Houston TX Independent School District GO PUT	4.000%	6/1/17	500	517
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	100	107
Houston TX Utility System Revenue	5.000%	5/15/22	130	157
Houston TX Utility System Revenue	5.000%	5/15/24	250	313
Houston TX Utility System Revenue	5.250%	11/15/28	215	254
Houston TX Utility System Revenue	5.250%	11/15/29	160	189
Houston TX Utility System Revenue	5.000%	11/15/34	200	242
Houston TX Utility System Revenue	5.000%	11/15/36	125	146
Irving TX Combination Tax & Hotel Occupancy
Revenue GO	5.000%	8/15/39	150	166
Judson TX Independent School District	4.500%	2/1/35	200	205
Lake Travis TX Independent School District GO	5.000%	2/15/42	510	586
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/17 (Prere.)	100	103

41

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Leander TX Independent School District GO	5.000%	8/15/40	380	453
Lone Star College System Texas GO	5.000%	8/15/38	70	76
Lower Colorado River Authority Texas Revenue	5.000%	5/15/21	125	145
Lower Colorado River Authority Texas Revenue	5.000%	5/15/39	200	230
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	125	140
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/35 (13)	300	325
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	4.500%	5/15/36 (14)	100	100
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	4.000%	5/15/39	120	126
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/40 (4)	100	112
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/41	275	307
North Harris County TX Regional Water
Authority Revenue	5.250%	12/15/33	400	441
North Texas Tollway Authority System Revenue	5.000%	1/1/21	105	123
North Texas Tollway Authority System Revenue	5.000%	9/1/31	185	216
North Texas Tollway Authority System Revenue	0.000%	1/1/32 (12)	155	93
North Texas Tollway Authority System Revenue	5.000%	9/1/32	270	315
North Texas Tollway Authority System Revenue	5.625%	1/1/33	30	32
North Texas Tollway Authority System Revenue	0.000%	1/1/35 (12)	200	107
North Texas Tollway Authority System Revenue	5.000%	1/1/38	150	173
North Texas Tollway Authority System Revenue	5.750%	1/1/38 (12)	15	17
North Texas Tollway Authority System Revenue	5.000%	1/1/40	840	962
North Texas Tollway Authority System Revenue	5.500%	9/1/41	220	260
North Texas Tollway Authority System Revenue	5.250%	1/1/44	25	27
North Texas Tollway Authority System Revenue
PUT	1.950%	1/1/19	500	508
Port of Houston Authority of Harris County Texas
Tax Revenue	5.000%	10/1/35	100	116
Round Rock TX Independent School District GO	5.000%	8/1/33	200	219
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/17	815	842
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	150	173
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	140	173
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/24	110	140
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/32	150	185
San Antonio TX GO	5.000%	2/1/20	200	230
San Antonio TX Independent School District GO	5.000%	2/15/24	100	126
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/34	70	75
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/42	400	421
San Jacinto TX Community College District GO	5.000%	2/15/39	175	194
Spring Branch TX Independent School District GO	5.250%	2/1/17 (Prere.)	200	207
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/37	115	133
Texas GO	5.000%	10/1/16	200	204
Texas GO	5.000%	4/1/18 (Prere.)	115	124

42

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas GO	5.000%	4/1/20	100	116
Texas GO	5.000%	10/1/20	500	587
Texas GO	5.000%	10/1/22	545	671
Texas GO	5.000%	10/1/28	100	123
Texas GO	5.000%	4/1/30	100	108
Texas GO	5.000%	4/1/44	200	236
Texas GO	5.000%	10/1/44	820	973
Texas Municipal Power Agency Revenue	5.000%	9/1/40	110	125
Texas Public Finance Authority Revenue	5.000%	10/1/16	110	112
Texas Transportation Commission GO	5.000%	10/1/18	200	221
Texas Transportation Commission GO	5.000%	10/1/21	300	361
Texas Transportation Commission GO	5.000%	4/1/23	100	124
Texas Transportation Commission GO	5.000%	4/1/26	100	121
Texas Transportation Commission GO	5.000%	4/1/31	300	363
Texas Transportation Commission Mobility
Fund GO	5.000%	4/1/17 (Prere.)	105	109
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	300	312
Texas Transportation Commission Revenue	4.000%	10/1/18	190	205
Texas Transportation Commission Revenue	5.000%	4/1/20	345	399
Texas Transportation Commission Revenue	5.000%	4/1/21	230	273
Texas Transportation Commission Revenue	5.000%	10/1/22	150	185
Texas Transportation Commission Revenue	5.000%	10/1/25	235	303
Texas Transportation Commission Revenue	5.000%	10/1/26	50	65
Texas Transportation Commission Revenue	5.000%	4/1/34	100	119
Texas Transportation Commission Revenue	5.000%	8/15/41	100	114
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	260	302
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/42	400	451
Texas Turnpike Authority Central Texas Turnpike
System Revenue	0.000%	8/15/22 (2)	95	84
Texas Water Development Board Revenue	5.000%	7/15/26	100	105
Texas Water Development Board Revenue	5.000%	10/15/30	100	125
Texas Water Development Board Revenue	5.000%	10/15/31	190	237
Texas Water Development Board Revenue	5.000%	10/15/45	400	480
University of Texas Permanent University Fund
Revenue	5.250%	7/1/30	50	67
University of Texas Permanent University Fund
Revenue	5.000%	7/1/41	300	355
University of Texas System Revenue Financing
System Revenue	5.375%	8/15/23	110	141
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	100	129
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	400	521
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/43	450	532
				31,539
Utah (1.0%)
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/21	200	218
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/22	480	522
Utah GO	5.000%	7/1/16	125	126
Utah GO	5.000%	7/1/16	750	756

43

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utah GO	5.000%	7/1/21 (Prere.)	250	299
Utah Transit Authority Sales Tax Revenue	4.750%	6/15/18 (Prere.)	175	190
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	195	212
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	340	432
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	60	75
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	200	241
				3,071
Virginia (0.9%)
Fairfax County VA Public Improvement GO	5.000%	10/1/16	400	408
Fairfax County VA Public Improvement GO	5.000%	4/1/21	350	417
Richmond VA Public Utility Revenue	5.000%	1/15/40	120	132
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	315	392
Virginia Commonwealth Transportation Board
Revenue	4.500%	5/15/36	50	57
Virginia GO	5.000%	6/1/19	200	226
Virginia GO	5.000%	6/1/26	250	321
Virginia Public School Authority Revenue	5.000%	8/1/22	240	293
Virginia Public School Authority Revenue	5.000%	8/1/23	205	252
Virginia Public School Authority Revenue	5.000%	8/1/25	200	257
				2,755
Washington (2.6%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	200	249
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/45	250	297
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/16 (Prere.)	375	378
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/16 (Prere.)	145	146
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	650	710
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	100	122
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/18	300	328
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	250	321
King County WA Sewer Revenue	5.000%	1/1/45	125	141
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.250%	7/1/18	125	137
Port of Seattle WA Revenue	5.000%	8/1/31	100	118
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	235	292
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29	200	246
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	500	603
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41	200	231
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/21	100	119
Washington GO	3.000%	7/1/16	155	156
Washington GO	5.000%	7/1/17	200	210
Washington GO	5.000%	1/1/18 (Prere.)	195	209
Washington GO	5.000%	1/1/18	255	273
Washington GO	5.000%	7/1/18	100	109
Washington GO	5.000%	7/1/18 (Prere.)	170	185
Washington GO	5.000%	7/1/18	150	164

44

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington GO	5.000%	2/1/19 (Prere.)	60	67
Washington GO	5.000%	1/1/21	150	177
Washington GO	4.000%	7/1/26	350	389
Washington GO	3.000%	7/1/29	275	280
Washington GO	5.000%	7/1/32	100	121
Washington GO	5.000%	7/1/32	100	123
Washington GO	5.000%	7/1/33	275	332
Washington GO	5.000%	7/1/33	500	612
Washington GO	5.000%	8/1/34	250	289
				8,134
West Virginia (0.0%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/40	50	57

Wisconsin (0.8%)
Wisconsin Annual Appropriation Revenue	5.750%	5/1/29	100	114
Wisconsin GO	5.000%	5/1/19 (2)	100	112
Wisconsin GO	5.000%	11/1/21	200	241
Wisconsin GO	5.000%	11/1/22	250	303
Wisconsin GO	5.000%	11/1/23	205	257
Wisconsin GO	5.000%	5/1/35	385	458
Wisconsin GO	6.000%	5/1/36	450	518
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/41	245	284
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/37	290	336
				2,623
Wyoming (0.1%)
Campbell County WY Solid Waste Facilities
Revenue(Basin Electric Power Cooperative -
Dry Fork Station Facilities)	5.750%	7/15/39	225	255
Total Tax-Exempt Municipal Bonds (Cost $300,185)				305,345

			Shares
Temporary Cash Investment (3.0%)
Money Market Fund (3.0%)
1 Vanguard Municipal Cash Management Fund
(Cost $9,461)	0.346%		9,461,133	9,461
Total Investments (98.9%) (Cost $309,646)				314,806

45

Tax-Exempt Bond Index Fund

Amount
($000)
Other Assets and Liabilities (1.1%)
Other Assets
Investment in Vanguard	24
Receivables for Accrued Income	3,778
Receivables for Capital Shares Issued	5,281
Other Assets	1
Total Other Assets	9,084
Liabilities
Payables for Investment Securities Purchased	(5,332)
Payables for Capital Shares Redeemed	(88)
Payables for Distributions	(6)
Payables to Vanguard	(24)
Other Liabilities	(55)
Total Liabilities	(5,505)
Net Assets (100%)	318,385

At April 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	312,787
Undistributed Net Investment Income	375
Accumulated Net Realized Gains	63
Unrealized Appreciation (Depreciation)	5,160
Net Assets	318,385

Investor Shares—Net Assets
Applicable to 168,936 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,746
Net Asset Value Per Share—Investor Shares	$10.34

ETF Shares—Net Assets
Applicable to 5,350,301 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	276,806
Net Asset Value Per Share—ETF Shares	$51.74

Admiral Shares—Net Assets
Applicable to 1,927,418 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	39,833
Net Asset Value Per Share—Admiral Shares	$20.67

• See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

46

Tax-Exempt Bond Index Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

47

Tax-Exempt Bond Index Fund

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Interest[1]	1,890
Total Income	1,890
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative—Investor Shares	—
Management and Administrative—ETF Shares	95
Management and Administrative—Admiral Shares	12
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	6
Marketing and Distribution—Admiral Shares	1
Custodian Fees	—
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	1
Shareholders’ Reports—Admiral Shares	—
Total Expenses	128
Net Investment Income	1,762
Realized Net Gain (Loss) on Investment Securities Sold	67
Change in Unrealized Appreciation (Depreciation) of Investment Securities	4,827
Net Increase (Decrease) in Net Assets Resulting from Operations	6,656
1 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Tax-Exempt Bond Index Fund

Statement of Changes in Net Assets

		August 21,
	Six Months Ended	2015[1] to
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,762	223
Realized Net Gain (Loss)	67	(4)
Change in Unrealized Appreciation (Depreciation)	4,827	333
Net Increase (Decrease) in Net Assets Resulting from Operations	6,656	552
Distributions
Net Investment Income
Investor Shares	(8)	(7)
ETF Shares	(1,266)	(107)
Admiral Shares	(205)	(17)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(1,479)	(131)
Capital Share Transactions
Investor Shares	(3,658)	5,377
ETF Shares	211,757	60,013
Admiral Shares	32,150	7,148
Net Increase (Decrease) from Capital Share Transactions	240,249	72,538
Total Increase (Decrease)	245,426	72,959
Net Assets
Beginning of Period	72,959	—
End of Period[2]	318,385	72,959
1 Inception.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $375,000 and $92,000.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Tax-Exempt Bond Index Fund

Financial Highlights

Investor Shares
	Six Months	Aug. 21,
	Ended	2015[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$10.05	$10.00
Investment Operations
Net Investment Income	.072	.034
Net Realized and Unrealized Gain (Loss) on Investments[2]	.292	.048
Total from Investment Operations	.364	.082
Distributions
Dividends from Net Investment Income	(.074)	(.032)
Distributions from Realized Capital Gains	—	—
Total Distributions	(. 074)	(. 032)
Net Asset Value, End of Period	$10.34	$10.05

Total Return [3]	3.63%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2	$5
Ratio of Total Expenses to Average Net Assets	0.21%	0.20%[4]
Ratio of Net Investment Income to Average Net Assets	1.68%	1.88%[4]
Portfolio Turnover Rate[5]	7%	1%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $0.00 and $0.06.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Tax-Exempt Bond Index Fund

Financial Highlights

ETF Shares
	Six Months	Aug. 21,
	Ended	2015[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$50.33	$50.00
Investment Operations
Net Investment Income	.399	.170
Net Realized and Unrealized Gain (Loss) on Investments[2]	1.415	.255
Total from Investment Operations	1.814	.425
Distributions
Dividends from Net Investment Income	(.404)	(.095)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.404)	(.095)
Net Asset Value, End of Period	$51.74	$50.33

Total Return	3.62%	0.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$277	$60
Ratio of Total Expenses to Average Net Assets	0.13%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	1.76%	1.96%[3]
Portfolio Turnover Rate	7%	1%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $0.02 and $0.00.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Tax-Exempt Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months	Aug. 25,
	Ended	2015[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$20.10	$19.98
Investment Operations
Net Investment Income	.160	.066
Net Realized and Unrealized Gain (Loss) on Investments[2]	.574	.120
Total from Investment Operations	.734	.186
Distributions
Dividends from Net Investment Income	(.164)	(.066)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.164)	(.066)
Net Asset Value, End of Period	$20.67	$20.10

Total Return [3]	3.66%	0.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40	$7
Ratio of Total Expenses to Average Net Assets	0.13%	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	1.76%	1.96%[4]
Portfolio Turnover Rate[5]	7%	1%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $0.01 and $0.00.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Tax-Exempt Bond Index Fund

Notes to Financial Statements

Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for its open federal income tax year (October 31, 2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

53

Tax-Exempt Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2016, the fund had contributed to Vanguard capital in the amount of $24,000, representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	305,345	—
Temporary Cash Investments	9,461	—	—
Total	9,461	305,345	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2015, the fund had available capital losses totaling $4,000 that may be carried forward indefinitely. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

54

Tax-Exempt Bond Index Fund

At April 30, 2016, the cost of investment securities for tax purposes was $309,646,000. Net unrealized appreciation of investment securities for tax purposes was $5,160,000, consisting of unrealized gains of $5,228,000 on securities that had risen in value since their purchase and $68,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2016, the fund purchased $222,730,000 of investment securities and sold $6,541,000 of investment securities, other than temporary cash investments. Purchases and sales include $145,201,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended		August 21, 2015[1] to
		April 30, 2016	October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued [2]	1,850	180	5,438	542
Issued in Lieu of Cash Distributions	7	1	7	1
Redeemed	(5,515)	(548)	(68)	(7)
Net Increase (Decrease)—Investor Shares	(3,658)	(367)	5,377	536
ETF Shares
Issued [2]	211,757	4,150	60,013	1,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	211,757	4,150	60,013	1,200
Admiral Shares
Issued [2]	40,063	1,961	7,277	363
Issued in Lieu of Cash Distributions	184	9	14	1
Redeemed	(8,097)	(400)	(143)	(7)
Net Increase (Decrease)—Admiral Shares	32,150	1,570	7,148	357
1 Inception.
2 Includes purchase fees for fiscal 2016 and 2015 of $91,000 and $32,000, respectively (fund totals).

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

56

Six Months Ended April 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Bond Index Fund	10/31/2015	4/30/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,036.31	$1.06
ETF Shares	1,000.00	1,036.20	0.66
Admiral Shares	1,000.00	1,036.63	0.66
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.82	$1.06
ETF Shares	1,000.00	1,024.22	0.65
Admiral Shares	1,000.00	1,024.22	0.65
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.21% for Investor Shares, 0.13% for ETF Shares, and 0.13% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

57

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Tax-Exempt Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided since the fund’s inception in 2015 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the performance of the fund since its inception, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s performance since inception can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board did not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

58

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

59

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment	Mortimer J. Buckley	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Kathleen C. Gubanich	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College and	Chairman, 1996–2009
Chairman of its Finance and Enrollment Committee;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by Vanguard.
Institutional Investor Services > 800-523-1036	Standard & Poor’s® and S&P® are registered
Text Telephone for People	trademarks of Standard & Poor’s Financial Services LLC
Who Are Deaf or Hard of Hearing> 800-749-7273	(“S&P”); Dow Jones® is a registered trademark of Dow
Jones Trademark Holdings LLC (“Dow Jones”); S&P®
and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
with the offering of shares of any Vanguard	sublicensed for certain purposes by Vanguard.
fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
the fund’s current prospectus.	or promoted by SPDJI, Dow Jones, S&P, or their
respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14912 062016

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2016

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 15, 2016

* By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.